UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.1%

Consumer Discretionary — 12.0%
Abercrombie & Fitch, Cl A (A)	38,600	$1,105
Amazon.com, Cl A *	20,200	6,269
Apollo Education Group, Cl A *	68,200	2,326
Autoliv (A)	17,400	1,847
Best Buy	27,400	1,068
Big Lots	19,300	772
Cablevision Systems, Cl A (A)	80,040	1,652
Carnival	6,200	281
CBS, Cl B	176,698	9,778
Charter Communications, Cl A *	53,181	8,861
Chipotle Mexican Grill, Cl A *	7,360	5,038
Comcast, Cl A	193,030	11,198
Delphi Automotive	129,370	9,408
DeVry	8,400	399
Dillard’s, Cl A	34,900	4,369
DIRECTV *	69,800	6,052
Discovery Communications, Cl A *	169,087	5,825
Discovery Communications, Cl C *	446,591	15,059
Dollar General *	215,740	15,253
Expedia	25,500	2,177
Foot Locker, Cl A	100,800	5,663
Ford Motor	752,350	11,661
Fossil Group *	26,114	2,892
GameStop, Cl A (A)	45,700	1,545
Gannett	57,600	1,839
Garmin (A)	11,700	618
H&R Block	14,900	502
Hanesbrands	3,900	435
Harley-Davidson, Cl A	158,124	10,422
Hilton Worldwide Holdings *	290,940	7,591
Home Depot	151,260	15,878
International Game Technology	131,900	2,275
Johnson Controls	19,100	923
Kohl’s	43,200	2,637
L Brands	175,025	15,148
Lear	111,920	10,977
Liberty Media—Interactive, Cl A *	600,700	17,673
Macy’s	105,080	6,909
Magna International, Cl A	53,640	5,830
Nike, Cl B	112,225	10,790
priceline.com *	14,225	16,219
PulteGroup	27,800	597
Ralph Lauren, Cl A	30,620	5,670
Sally Beauty Holdings *	202,600	6,228
Starbucks	175,390	14,391
Target, Cl A	32,200	2,444
Time Warner	76,600	6,543
Time Warner Cable, Cl A	98,780	15,021
TripAdvisor *	69,945	5,222
TRW Automotive Holdings *	35,000	3,600
Viacom, Cl B	19,900	1,497
Whirlpool	51,960	10,067
Wyndham Worldwide	700	60

		328,504

Consumer Staples — 7.6%
Altria Group	22,500	1,109
Anheuser-Busch InBev ADR	128,242	14,404
Archer-Daniels-Midland	210,700	10,956

Description	Shares	Market Value ($ Thousands)
Bunge	90,580	$8,235
Coca-Cola	53,600	2,263
Coca-Cola Enterprises	36,100	1,596
ConAgra Foods	129,000	4,680
Constellation Brands, Cl A *	8,300	815
Costco Wholesale	149,317	21,166
CVS Health	104,400	10,055
Dr Pepper Snapple Group	17,430	1,249
Estee Lauder, Cl A	152,329	11,608
Ingredion	16,500	1,400
Kimberly-Clark	40,400	4,668
Kroger	187,400	12,033
Lorillard	138,300	8,705
Mead Johnson Nutrition, Cl A	130,059	13,076
PepsiCo	21,400	2,024
Philip Morris International	182,790	14,888
Pilgrim’s Pride (A)*	198,380	6,505
Procter & Gamble	28,500	2,596
Reynolds American	13,200	848
Tyson Foods, Cl A	361,890	14,508
Walgreens Boots Alliance	282,775	21,547
Wal-Mart Stores	33,600	2,885
Whole Foods Market	285,001	14,370

		208,189

Energy — 8.4%
Apache	32,400	2,030
Baker Hughes	53,640	3,008
Cabot Oil & Gas	279,660	8,281
California Resources *	9,760	54
Cameron International *	122,190	6,103
Chevron	141,850	15,913
ConocoPhillips	92,400	6,381
Core Laboratories (A)	66,897	8,050
EOG Resources	188,100	17,318
Exxon Mobil	290,490	26,856
FMC Technologies *	219,238	10,269
Halliburton	110,590	4,349
Helmerich & Payne	20,500	1,382
Hess	34,100	2,517
Kinder Morgan	216,100	9,143
Marathon Oil	69,000	1,952
Marathon Petroleum	128,140	11,566
MarkWest Energy Partners (B)	153,140	10,289
Murphy Oil	36,800	1,859
Nabors Industries	49,980	649
Newfield Exploration *	72,300	1,961
Noble (A)	59,900	993
Noble Energy	167,720	7,955
Occidental Petroleum	24,400	1,967
Oil States International *	106,960	5,230
Paragon Offshore (A)	19,966	55
Patterson-UTI Energy	123,240	2,045
Phillips 66	213,400	15,301
Schlumberger, Cl A	134,644	11,500
SM Energy	52,330	2,019
Superior Energy Services	40,700	820
Tesoro	91,700	6,818
Unit *	3,800	130
Valero Energy	308,900	15,291
Williams	245,200	11,019

		231,073

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Financials — 16.1%
ACE	17,900	$2,056
Aflac	31,500	1,924
Allied World Assurance Holdings	33,900	1,285
Allstate	173,150	12,164
Ally Financial *	86,510	2,044
American Financial Group	54,847	3,330
American International Group	448,230	25,105
American Tower, Cl A †	122,340	12,093
Ameriprise Financial	67,730	8,957
Annaly Capital Management	64,200	694
Assurant	110,340	7,551
AvalonBay Communities †	1,900	310
Axis Capital Holdings	58,960	3,012
Bank of America	1,255,940	22,469
Bank of New York Mellon	26,200	1,063
BB&T	63,800	2,481
Berkshire Hathaway, Cl B *	56,760	8,523
Boston Properties †	2,200	283
Brandywine Realty Trust †	67,500	1,079
Capital One Financial	235,310	19,425
CBL & Associates Properties †	35,800	695
CBOE Holdings	46,000	2,917
CBRE Group, Cl A *	126,970	4,349
Charles Schwab	545,329	16,463
Chubb	61,820	6,397
CIT Group	30,300	1,449
Citigroup	749,630	40,562
CNA Financial	25,700	995
Crown Castle International †	236,775	18,634
Discover Financial Services	220,100	14,414
Endurance Specialty Holdings	20,000	1,197
Equity Commonwealth †	17,600	452
Equity Residential †	10,000	718
Essex Property Trust †	1,700	351
Everest Re Group	47,870	8,152
Fifth Third Bancorp	130,900	2,667
General Growth Properties †	15,400	433
Goldman Sachs Group	36,790	7,131
Hartford Financial Services Group	52,600	2,193
HCP †	12,600	555
Health Care †	8,900	674
Hospitality Properties Trust	29,600	918
Host Hotels & Resorts †	10,200	243
Huntington Bancshares	361,690	3,805
IntercontinentalExchange Group	55,350	12,138
Jones Lang LaSalle	1,100	165
JPMorgan Chase	526,900	32,973
KeyCorp	131,600	1,829
Lincoln National	142,520	8,219
McGraw-Hill	52,380	4,661
MetLife	42,000	2,272
MFA Financial †	94,700	757
Moody’s	53,380	5,114
Morgan Stanley	120,800	4,687
Navient	74,600	1,612
Northern Trust	4,400	297
PartnerRe	68,760	7,848
PNC Financial Services Group	91,900	8,384
Protective Life	1,100	77
Prudential Financial	35,400	3,202
Public Storage †	3,900	721

Description	Shares	Market Value ($ Thousands)
Radian Group (A)	161,010	$2,692
Realogy Holdings *	3,600	160
Regions Financial	155,700	1,644
Reinsurance Group of America, Cl A	94,200	8,254
RenaissanceRe Holdings	37,780	3,673
Senior Housing Properties Trust †	28,600	632
Simon Property Group †	8,400	1,530
SL Green Realty (A)†	2,600	309
State Street	43,900	3,446
SunTrust Banks	62,300	2,611
Travelers	152,780	16,172
Unum Group	201,400	7,025
Validus Holdings	45,100	1,874
Ventas †	8,051	577
Vornado Realty Trust †	2,800	330
Voya Financial	38,480	1,631
Wells Fargo	389,500	21,353
Weyerhaeuser, Cl †	8,000	287

		441,368

Health Care — 15.6%
AbbVie	40,500	2,650
Actavis *	48,920	12,593
Aetna, Cl A	144,000	12,792
Alere *	9,200	350
Alexion Pharmaceuticals *	60,240	11,146
Allergan	121,725	25,878
AmerisourceBergen	72,730	6,557
Amgen, Cl A	32,700	5,209
Anthem	141,680	17,805
Baxter International	78,700	5,768
Biogen Idec *	52,160	17,706
Bristol-Myers Squibb	351,793	20,766
Cardinal Health	106,370	8,587
Celgene, Cl A *	213,150	23,843
Cigna	34,220	3,522
Covance *	51,343	5,331
DaVita HealthCare Partners *	141,656	10,729
Edwards Lifesciences, Cl A *	6,500	828
Eli Lilly	35,300	2,435
Express Scripts Holding *	289,157	24,483
Gilead Sciences *	193,258	18,216
Halyard Health *	3,712	169
HCA Holdings *	69,820	5,124
Health Net, Cl A *	70,840	3,792
Humana	184,670	26,524
Intuitive Surgical *	27,902	14,759
Johnson & Johnson	102,400	10,708
McKesson	53,290	11,062
Medtronic	251,460	18,155
Merck	191,000	10,847
Myriad Genetics (A)*	17,700	603
Novo Nordisk ADR	246,125	10,416
Omnicare	78,260	5,707
Perrigo	49,825	8,329
Pfizer	683,057	21,277
Shire ADR	69,610	14,795
Teva Pharmaceutical Industries	227,530	13,085
United Therapeutics *	95,920	12,421
Zimmer Holdings	27,900	3,164

		428,131

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Industrials — 7.6%
AGCO (A)	48,500	$2,192
Alaska Air Group	159,100	9,508
Alliant Techsystems	5,749	668
Amerco	3,500	995
American Airlines Group	54,400	2,917
Avis Budget Group *	75,550	5,011
Canadian Pacific Railway	86,510	16,670
Caterpillar, Cl A	22,600	2,069
Colfax *	49,033	2,529
Danaher, Cl A	155,262	13,307
Deere	57,600	5,096
Delta Air Lines, Cl A	187,200	9,208
Engility Holdings *	4,883	209
Exelis	170,730	2,993
Fastenal, Cl A (A)	227,557	10,823
FedEx	53,110	9,223
Flowserve	111,920	6,696
General Dynamics	36,780	5,062
Huntington Ingalls Industries, Cl A	42,800	4,813
Iron Mountain †	4,600	178
ITT	9,200	372
Kansas City Southern	98,280	11,993
L-3 Communications Holdings	47,600	6,008
Lincoln Electric Holdings	2,400	166
Lockheed Martin	31,750	6,114
Norfolk Southern	20,300	2,225
Northrop Grumman	106,630	15,716
Raytheon	51,200	5,538
RR Donnelley & Sons	78,200	1,314
Southwest Airlines, Cl A	290,260	12,284
Spirit AeroSystems Holdings, Cl A *	36,110	1,554
Spirit Airlines *	6,600	499
Stericycle, Cl A *	100,518	13,176
Timken	37,500	1,600
Towers Watson, Cl A	13,000	1,471
Trinity Industries	224,270	6,282
Union Pacific	113,440	13,514
Vectrus *	1,294	36

		210,029

Information Technology — 20.4%
Adobe Systems *	291,920	21,223
Akamai Technologies *	14,700	925
Alliance Data Systems *	28,471	8,144
Amdocs	101,170	4,720
Amphenol, Cl A	213,433	11,485
Ansys *	79,270	6,500
Apple	257,107	28,379
Applied Materials	1,002,260	24,976
ARRIS Group *	35,100	1,060
Arrow Electronics, Cl A *	46,800	2,709
Autodesk, Cl A *	143,000	8,589
Avnet	6,090	262
Baidu *	50,900	11,604
Broadcom, Cl A	63,300	2,743
Broadridge Financial Solutions	7,500	346
Brocade Communications Systems	475,400	5,629
CA	43,400	1,321
Cisco Systems	280,900	7,813

Description	Shares	Market Value ($ Thousands)
Cognizant Technology Solutions, Cl A *	149,630	$7,879
Computer Sciences	37,830	2,385
CoreLogic *	1,400	44
Corning, Cl B	178,600	4,095
eBay *	356,725	20,019
Electronic Arts *	195,800	9,205
EMC	72,800	2,165
Equinix	75,842	17,196
Fidelity National Information Services, Cl B	18,500	1,151
Fiserv, Cl A *	11,100	788
Flextronics International *	426,480	4,768
Genpact *	413,298	7,824
Google, Cl A *	29,335	15,567
Google, Cl C *	33,835	17,811
Harris	37,800	2,715
Hewlett-Packard	284,700	11,425
Ingram Micro, Cl A *	55,300	1,528
Intel	613,500	22,264
Intuit	142,300	13,119
Jabil Circuit	93,350	2,038
Lexmark International, Cl A	72,840	3,006
Marvell Technology Group	35,200	510
MasterCard, Cl A	431,590	37,186
Micron Technology *	230,210	8,060
Microsoft	981,350	45,584
National Instruments	184,237	5,728
NetSuite (A)*	44,134	4,818
ON Semiconductor *	10,000	101
Oracle, Cl B	122,400	5,504
Qualcomm	456,461	33,929
Rackspace Hosting *	33,100	1,549
Salesforce.com *	175,413	10,404
Science Applications International	15,285	757
Seagate Technology	53,000	3,525
Skyworks Solutions	79,600	5,788
Take-Two Interactive Software, Cl A *	34,120	956
TE Connectivity	37,400	2,366
Tech Data *	20,300	1,284
Texas Instruments	186,030	9,946
Visa, Cl A	152,437	39,969
Western Digital	161,000	17,823
Western Union (A)	78,840	1,412
Xerox	270,600	3,750
Yahoo! *	5,600	283
Yelp, Cl A *	67,625	3,701
Zebra Technologies, Cl A *	12,100	937

		561,290

Materials — 2.4%
Air Products & Chemicals	37,600	5,423
Alcoa	142,960	2,257
Cabot	27,000	1,184
Celanese, Ser A	22,400	1,343
CF Industries Holdings	22,470	6,124
Eastman Chemical	23,100	1,752
Ecolab	103,549	10,823
Freeport-McMoRan Copper & Gold, Cl B	62,100	1,451
Huntsman	98,200	2,237
LyondellBasell Industries, Cl A	141,720	11,251

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

December 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
PPG Industries	40,335	$9,324
Reliance Steel & Aluminum	3,500	214
Rock-Tenn, Cl A	33,000	2,012
Steel Dynamics	48,200	952
TimkenSteel	8,000	296
United States Steel (A)	234,170	6,262
Westlake Chemical	39,300	2,401

		65,306

Telecommunication Services — 1.1%
AT&T	489,040	16,427
CenturyTel	85,570	3,387
Level 3 Communications *	145,190	7,170
Verizon Communications	82,800	3,873

		30,857

Utilities — 2.9%
AES	370,550	5,103
Ameren	40,100	1,850
American Electric Power	254,030	15,425
Atmos Energy	6,900	385
Calpine *	199,520	4,415
Consolidated Edison	22,400	1,478
Dominion Resources	8,600	661
DTE Energy	47,400	4,094
Duke Energy	9,500	794
Edison International	179,890	11,779
Entergy	148,670	13,006
Exelon	75,500	2,799
FirstEnergy	57,200	2,230
NRG Energy	45,910	1,237
Pinnacle West Capital	20,900	1,428
Public Service Enterprise Group	208,300	8,626
SCANA	52,300	3,159
UGI	6,400	243
Vectren	16,200	749

		79,461

Total Common Stock (Cost $1,934,752) ($ Thousands)		2,584,208

AFFILIATED PARTNERSHIP — 1.8%
SEI Liquidity Fund, L.P. 0.100%**†† (B)	49,436,256	49,436

Total Affiliated Partnership (Cost $49,436) ($ Thousands)		49,436

CASH EQUIVALENTS — 5.7%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%**	4,281,991	4,282
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	151,848,864	151,849

Total Cash Equivalents (Cost $156,131) ($ Thousands)		156,131

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.061%, 5/28/2015	$1,207	1,207

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
0.043%, 3/5/2015	$4,444	$4,444

Total U.S. Treasury Obligations (Cost $5,651) ($ Thousands)		5,651

Total Investments — 101.8% (Cost $2,145,970) ($ Thousands) ‡		$2,795,426

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	791	Mar-2015	$1,152
S&P Mid 400 Index E-MINI	71	Mar-2015	240

			$1,392

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,747,419 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $47,807 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2014 was $49,436 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $2,145,970 ($ Thousands), and the unrealized appreciation and depreciation were $680,537 ($ Thousands) and ($31,081) ($ Thousands) respectively.

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,584,208	$—	$—	$2,584,208
Cash Equivalents	156,131	—	—	156,131
Affiliated Partnership	—	49,436	—	49,436
U.S. Treasury Obligations	—	5,651	—	5,651

Total Investments in Securities	$2,740,339	$55,087	$—	$2,795,426

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,392	$—	$—	$1,392

Total Other Financial Instruments	$1,392	$—	$—	$1,392

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8% ‡

Consumer Discretionary — 10.1%
Autoliv (A)	19,900	$2,112
Autozone*	6,450	3,993
Best Buy	29,200	1,138
Comcast, Cl A (A)	68,700	3,955
Delphi Automotive	19,510	1,419
Dillard’s, Cl A	37,600	4,707
DIRECTV*	111,100	9,632
Expedia	23,300	1,989
Foot Locker, Cl A	133,800	7,517
Ford Motor	199,700	3,095
GameStop, Cl A (A)	42,600	1,440
Gannett	54,900	1,753
General Motors	361,174	12,609
Harley-Davidson, Cl A	35,737	2,355
Hasbro (A)	56,700	3,118
Kohl’s	101,800	6,214
Lear	84,500	8,288
Macy’s	181,200	11,914
Magna International, Cl A	47,230	5,133
McDonald’s	35,900	3,364
Norwegian Cruise Line Holdings*	47,600	2,226
PVH	19,500	2,499
Target, Cl A	31,100	2,361
Time Warner Cable, Cl A	19,300	2,935
Toyota Motor ADR (A)	125,700	15,773
Tribune Media*	98,600	5,894
TRW Automotive Holdings*	26,500	2,725
Viacom, Cl B	206,350	15,528
Whirlpool	50,000	9,687

		155,373

Consumer Staples — 5.0%
Archer-Daniels-Midland	65,300	3,395
Bunge	68,300	6,209
ConAgra Foods	116,500	4,227
CVS Health	64,700	6,231
Dr Pepper Snapple Group	16,710	1,198
Ingredion	32,300	2,740
JM Smucker	33,800	3,413
Kellogg	67,300	4,404
Kroger	152,900	9,818
Lorillard	92,920	5,848
Molson Coors Brewing, Cl B	39,500	2,944
PepsiCo	35,200	3,328
Philip Morris International	34,100	2,778
Pilgrim’s Pride (A)*	74,100	2,430
Procter & Gamble	53,000	4,828
SUPERVALU*	111,437	1,081
SYSCO, Cl A	106,700	4,235
Tyson Foods, Cl A	136,020	5,453
Wal-Mart Stores	39,200	3,366

		77,926

Energy — 11.3%
Anadarko Petroleum, Cl A	52,600	4,339
Apache	75,500	4,732
Baker Hughes	46,700	2,619
BP (A)	230,383	8,782
Cabot Oil & Gas	59,100	1,750
California Resources*	7,160	39
Cameron International*	104,400	5,215

Description	Shares	Market Value ($ Thousands)
Canadian Natural Resources	228,300	$7,050
Chevron	182,400	20,462
Cimarex Energy	54,000	5,724
ConocoPhillips	63,200	4,365
Continental Resources, Cl A (A)*	47,000	1,803
EOG Resources	20,800	1,915
Exxon Mobil	249,900	23,103
Halliburton	303,100	11,921
Helmerich & Payne	20,100	1,355
Hess	74,600	5,507
Marathon Oil	174,800	4,945
Marathon Petroleum	132,015	11,916
Memorial Resource Development*	101,600	1,832
Murphy Oil	33,800	1,707
Nabors Industries	46,100	598
Noble (A)	42,500	704
Occidental Petroleum	72,200	5,820
Oil States International*	94,100	4,602
Paragon Offshore (A)	14,166	39
Patterson-UTI Energy	121,100	2,009
Phillips 66	74,200	5,320
Schlumberger, Cl A	42,800	3,656
SM Energy	48,400	1,867
Superior Energy Services	27,700	558
Tesoro	114,700	8,528
Valero Energy	196,400	9,722

		174,504

Financials — 27.1%
ACE	24,100	2,769
Aflac	28,000	1,710
Allstate	230,100	16,165
Ally Financial*	233,600	5,518
American International Group	214,380	12,007
Ameriprise Financial	52,190	6,902
Aon	51,900	4,922
Assurant	69,060	4,726
Axis Capital Holdings	51,930	2,653
Bank of America	893,200	15,979
Berkshire Hathaway, Cl B*	80,600	12,102
Blackstone Group (A)	174,900	5,917
Capital One Financial	123,990	10,235
CBL & Associates Properties †	83,500	1,622
CBOE Holdings	45,000	2,854
CBRE Group, Cl A*	105,060	3,598
Chubb	65,670	6,795
Citigroup	801,600	43,375
Discover Financial Services	154,620	10,126
Endurance Specialty Holdings	29,300	1,753
Everest Re Group	62,720	10,681
Fifth Third Bancorp	349,200	7,115
Goldman Sachs Group	31,300	6,067
Hartford Financial Services Group	248,500	10,360
Hatteras Financial †	230,600	4,250
Hospitality Properties Trust	58,400	1,810
Huntington Bancshares	315,000	3,314
Invesco	100,800	3,984
JPMorgan Chase	850,200	53,205
KeyCorp	215,100	2,990
KKR (A)	279,000	6,475
Lincoln National	170,060	9,807
McGraw-Hill	46,500	4,138
MetLife	381,100	20,614

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Moody’s	44,930	$4,305
Morgan Stanley	132,500	5,141
PartnerRe	38,660	4,412
PNC Financial Services Group	102,000	9,306
Prudential Financial	38,500	3,483
Radian Group (A)	146,300	2,446
Regions Financial	611,300	6,455
Reinsurance Group of America, Cl A	30,070	2,635
RenaissanceRe Holdings	33,320	3,239
Santander Consumer USA Holdings	235,900	4,626
State Street	32,600	2,559
Tanger Factory Outlet Centers	73,057	2,700
Travelers	98,000	10,373
Two Harbors Investment †	298,600	2,992
Unum Group	153,400	5,351
Voya Financial	37,700	1,598
Wells Fargo	546,700	29,970

		418,129

Health Care — 11.7%
AbbVie	70,300	4,600
Aetna, Cl A	136,000	12,081
AmerisourceBergen	57,200	5,157
Amgen, Cl A	27,200	4,333
Anthem	137,630	17,296
Baxter International	59,600	4,368
Biogen Idec*	15,070	5,116
Cardinal Health	79,600	6,426
Cigna	67,100	6,905
Eli Lilly	71,500	4,933
Express Scripts Holding*	77,460	6,559
Gilead Sciences*	13,330	1,256
HCA Holdings*	54,000	3,963
Health Net, Cl A*	46,600	2,494
Humana	41,610	5,976
Jazz Pharmaceuticals*	11,700	1,916
Johnson & Johnson	73,600	7,696
McKesson	39,550	8,210
Merck	164,000	9,314
Mylan*	129,700	7,311
NPS Pharmaceuticals*	71,300	2,550
Omnicare	65,700	4,792
Pfizer	1,059,500	33,003
Thermo Fisher Scientific	34,800	4,360
United Therapeutics*	56,800	7,355
Zimmer Holdings	15,600	1,770

		179,740

Industrials — 9.9%
AGCO (A)	47,000	2,124
Alaska Air Group	73,800	4,411
American Airlines Group	222,900	11,954
Avis Budget Group*	59,300	3,933
Caterpillar, Cl A	65,600	6,004
Deere	49,700	4,397
Delta Air Lines, Cl A	312,500	15,372
Eaton	91,500	6,218
Engility Holdings*	9,516	407
Exelis	120,820	2,118
FedEx	38,700	6,721
Generac Holdings (A)*	49,300	2,305
General Dynamics	19,800	2,725

Description	Shares	Market Value ($ Thousands)
General Electric	649,100	$16,403
Honeywell International	28,100	2,808
Huntington Ingalls Industries, Cl A	20,090	2,259
Joy Global (A)	100,600	4,680
Kennametal	113,900	4,077
L-3 Communications Holdings	23,600	2,978
Lockheed Martin	28,100	5,411
Norfolk Southern	17,000	1,864
Northrop Grumman	63,510	9,361
Oshkosh Truck	116,700	5,678
Parker-Hannifin, Cl A	25,700	3,314
Raytheon	27,500	2,975
RR Donnelley & Sons (A)	109,400	1,838
Southwest Airlines, Cl A	109,150	4,619
Spirit AeroSystems Holdings, Cl A*	31,500	1,356
SPX	40,100	3,445
Trinity Industries	94,660	2,651
United Technologies	69,000	7,935

		152,341

Information Technology — 11.4%
Activision Blizzard	291,498	5,874
Amdocs	91,090	4,250
Apple	47,700	5,265
Applied Materials	192,600	4,799
Arrow Electronics, Cl A*	43,150	2,498
Avnet	5,500	237
CA	192,300	5,855
Check Point Software Technologies*	46,400	3,646
Cisco Systems	1,050,100	29,209
Computer Sciences	29,600	1,866
Corning, Cl B	133,200	3,054
EMC	235,100	6,992
Flextronics International*	380,200	4,251
Harris	35,200	2,528
Hewlett-Packard	185,300	7,436
Ingram Micro, Cl A*	60,000	1,658
Intel	432,300	15,688
Jabil Circuit	82,060	1,791
Lam Research	49,600	3,935
Lexmark International, Cl A	62,100	2,563
Micron Technology*	289,250	10,127
Microsoft	82,400	3,827
NCR*	114,900	3,348
NXP Semiconductors*	30,100	2,300
Oracle, Cl B	64,300	2,891
Seagate Technology	138,600	9,217
Take-Two Interactive Software, Cl A*	27,850	781
TE Connectivity	37,200	2,353
Tech Data*	27,600	1,745
Teradyne	96,600	1,912
Vantiv, Cl A*	96,100	3,260
Vishay Intertechnology (A)	103,400	1,463
Western Digital	131,170	14,521
Western Union (A)	57,080	1,022
Xerox	222,600	3,085

		175,247

Materials — 4.2%
Alcoa	159,200	2,514
Celanese, Ser A	21,000	1,259

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

December 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($Thousands)
CF Industries Holdings	19,300	$5,260
Crown Holdings*	136,400	6,943
Domtar	30,200	1,215
Dow Chemical, Cl A	66,500	3,033
Eastman Chemical	153,000	11,607
Freeport-McMoRan Copper & Gold, Cl B	44,900	1,049
Huntsman	82,000	1,868
International Paper	55,700	2,984
Louisiana-Pacific (A)*	215,700	3,572
LyondellBasell Industries, Cl A	47,430	3,765
Owens-Illinois*	134,800	3,638
Reliance Steel & Aluminum	94,100	5,765
Rio Tinto ADR (A)	74,850	3,448
Rock-Tenn, Cl A	28,600	1,744
United States Steel (A)	180,800	4,835

		64,499

Telecommunication Services — 3.2%
AT&T	535,600	17,991
CenturyTel	110,100	4,358
China Mobile ADR (A)	190,700	11,217
Verizon Communications	331,600	15,512

		49,078

Utilities — 3.9%
AES	334,390	4,604
Ameren	45,100	2,081
American Electric Power	204,300	12,405
Calpine*	182,900	4,048
Edison International	106,540	6,976
Entergy	107,980	9,446
Exelon	156,700	5,811
Pinnacle West Capital	50,500	3,450
Public Service Enterprise Group	81,000	3,354
Westar Energy, Cl A	80,000	3,299
Xcel Energy	117,600	4,224

		59,698

Total Common Stock (Cost $1,192,281) ($ Thousands)		1,506,535

AFFILIATED PARTNERSHIP — 4.0%
SEI Liquidity Fund, L.P.
0.080%**††(B)	62,128,596	62,129

Total Affiliated Partnership (Cost $62,129) ($ Thousands)		62,129

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	35,639,553	35,640

Total Cash Equivalent (Cost $35,640) ($ Thousands)		35,640

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.026%, 03/05/15 (C)(D)	$2,059	2,058

Total U.S. Treasury Obligation (Cost $2,058) ($ Thousands)		2,058

Total Investments — 104.2% (Cost $1,292,108) ($ Thousands)‡‡		$1,606,362

A summary of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	1	Mar-2015	$5
S&P 500 Index EMINI	211	Mar-2015	291

			$296

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,540,984 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $60,084 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $62,129 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

‡‡ At December 31, 2014, the tax basis cost of the Fund’s investments was $1,292,108 ($ Thousands), and the unrealized appreciation and depreciation were $349,779($ Thousands) and ($35,525) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,506,535	$—	$—	$1,506,535
Affiliated Partnership	—	62,129	—	62,129
Cash Equivalent	35,640	—	—	35,640
U.S. Treasury Obligation	—	2,058	—	2,058

Total Investments in Securities	$1,542,175	$64,187	$—	$1,606,362

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$296	$—	$—	$296

Total Other Financial Instruments	$296	$—	$—	$296

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4% ‡

Consumer Discretionary — 12.7%
Autozone*	3,800	$2,353
Best Buy	24,700	963
BorgWarner	42,700	2,346
Brinker International	13,300	780
Carter’s	800	70
Chipotle Mexican Grill, Cl A*	1,600	1,095
Deckers Outdoor (A)*	12,200	1,111
Discovery Communications, Cl A*	228,552	7,874
Discovery Communications, Cl C*	575,992	19,422
Domino’s Pizza	19,400	1,827
Dunkin’ Brands Group	5,900	252
Foot Locker, Cl A	7,700	433
Fossil Group*	37,734	4,179
Genuine Parts	25,000	2,664
Hanesbrands	32,400	3,616
Hasbro (A)	11,400	627
Hilton Worldwide Holdings*	20,900	545
Interpublic Group	175,600	3,647
Jarden*	5,250	251
L Brands	218,400	18,902
Lear	26,700	2,619
Leggett & Platt	15,700	669
Liberty Media—Interactive, Cl A*	725,485	21,344
Live Nation*	28,000	731
Lowe’s	3,100	213
Marriott International, Cl A	68,700	5,361
Murphy USA*	8,200	565
Newell Rubbermaid, Cl B	59,200	2,255
Nike, Cl B	141,125	13,569
Omnicom Group	17,800	1,379
O’Reilly Automotive*	36,000	6,934
priceline.com*	17,200	19,612
Restaurant Brands (A)*	401	15
Restaurant Brands International*	39,699	1,550
Sally Beauty Holdings*	244,725	7,523
Starbucks	237,330	19,473
Starz—Liberty Capital*	3,000	89
Tempur-Pedic International*	3,600	198
Time Warner Cable, Cl A	22,900	3,482
TripAdvisor*	99,255	7,410
Under Armour, Cl A*	13,300	903
VF	86,800	6,501
Viacom, Cl B	19,200	1,445
Walt Disney	51,000	4,804
Wyndham Worldwide	14,400	1,235

		202,836

Consumer Staples — 10.1%
Altria Group	101,297	4,991
Archer-Daniels-Midland	24,000	1,248
Brown-Forman, Cl B	34,900	3,066
Church & Dwight	52,100	4,106
Clorox (A)	19,200	2,001
Coca-Cola Enterprises	45,500	2,012
Colgate-Palmolive	24,200	1,674
Constellation Brands, Cl A*	55,700	5,468
Costco Wholesale	92,040	13,047
CVS Health	60,300	5,808
Dr Pepper Snapple Group	54,700	3,921

Description	Shares	Market Value ($ Thousands)
Estee Lauder, Cl A	217,144	$16,546
General Mills, Cl A	67,800	3,616
Hershey	38,000	3,949
Hormel Foods	53,500	2,787
Kimberly-Clark	45,300	5,234
Kroger	140,200	9,002
Lorillard	49,700	3,128
Mead Johnson Nutrition, Cl A	185,398	18,640
PepsiCo	9,100	860
Reynolds American	65,000	4,178
Tyson Foods, Cl A	7,000	281
Walgreens Boots Alliance	341,475	26,020
Whole Foods Market	406,266	20,484

		162,067

Energy — 6.7%
Baker Hughes	5,800	325
Cheniere Energy*	67,800	4,773
Cimarex Energy	4,800	509
Continental Resources, Cl A (A)*	18,600	714
Core Laboratories (A)	95,360	11,476
EOG Resources	230,225	21,197
FMC Technologies*	312,522	14,638
Halliburton	65,800	2,588
Helmerich & Payne	32,600	2,198
Kinder Morgan	260,975	11,042
National Oilwell Varco, Cl A	14,100	924
Oneok	20,200	1,006
Phillips 66	25,900	1,857
Schlumberger, Cl A	191,933	16,393
Targa Resources	18,900	2,004
Teekay Shipping	8,300	422
Williams	343,075	15,418

		107,484

Financials — 6.4%
American Express	13,900	1,293
American Financial Group	4,200	255
Ameriprise Financial	23,000	3,042
Aon	21,500	2,039
Apartment Investment & Management, Cl A †	27,100	1,007
Arthur J. Gallagher	2,800	132
BlackRock	2,200	787
Boston Properties †	2,800	360
CBOE Holdings	9,500	602
Charles Schwab	797,560	24,078
Columbia Property Trust †	6,500	165
Crown Castle International †	285,950	22,504
Equity Lifestyle Properties	23,400	1,206
Extra Space Storage †	43,500	2,551
Federal Realty Investment Trust †	9,400	1,255
HealthCare Trust of America*†	6,450	174
Howard Hughes*	7,400	965
IntercontinentalExchange Group	66,900	14,671
Lazard, Cl A	20,600	1,031
Legg Mason	3,200	171
Marsh & McLennan	136,100	7,790
McGraw-Hill	61,600	5,481
Moody’s	55,400	5,308
MSCI, Cl A	12,000	569
NorthStar Realty Finance †	18,300	322

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Omega Healthcare Investors (A)†	14,400	$563
Public Storage †	6,600	1,220
Reinsurance Group of America, Cl A	7,500	657
Simon Property Group †	4,000	728
Taubman Centers †	3,400	260
TD Ameritrade Holding	6,500	232
Vornado Realty Trust †	15,200	1,789

		103,207

Health Care — 15.8%
Actavis*	16,532	4,255
Aetna, Cl A	24,300	2,159
Agilent Technologies	16,700	684
Allergan	140,900	29,954
AmerisourceBergen	83,300	7,510
Becton Dickinson	73,500	10,228
Bristol-Myers Squibb	170,808	10,083
C.R. Bard	9,700	1,616
Cardinal Health	8,400	678
Celgene, Cl A*	257,475	28,801
Centene*	9,300	966
Charles River Laboratories International*	7,700	490
Cigna	8,000	823
Cooper, Cl A	10,300	1,670
Covance*	74,151	7,700
DaVita HealthCare Partners*	201,930	15,294
Dentsply International	13,300	708
Edwards Lifesciences, Cl A*	4,200	535
Envision Healthcare Holdings*	33,200	1,152
Express Scripts Holding*	321,572	27,228
Gilead Sciences*	189,988	17,908
HCA Holdings*	13,500	991
Henry Schein*	32,200	4,384
Illumina*	7,400	1,366
Intuitive Surgical*	39,775	21,039
Johnson & Johnson	57,300	5,992
Laboratory Corp of America Holdings*	8,500	917
Mallinckrodt*	4,100	406
McKesson	29,600	6,144
MEDNAX*	7,100	469
Novo Nordisk ADR	297,235	12,579
Patterson (A)	2,700	130
PerkinElmer	8,400	367
Perrigo	60,150	10,055
Quintiles Transnational Holdings*	7,300	430
Salix Pharmaceuticals (A)*	2,400	276
Sirona Dental Systems, Cl A*	11,500	1,005
St. Jude Medical	39,300	2,556
Stryker	58,100	5,481
Thermo Fisher Scientific	33,400	4,184
Universal Health Services, Cl B	7,200	801
Varian Medical Systems (A)*	21,200	1,834
Zimmer Holdings	3,900	442
Zoetis, Cl A	14,400	619

		252,909

Industrials — 11.6%
3M	101,900	16,744
Acuity Brands	3,700	518
Alaska Air Group	39,900	2,384

Description	Shares	Market Value ($ Thousands)
American Airlines Group	12,300	$660
Avis Budget Group*	13,000	862
C.H. Robinson Worldwide	18,300	1,371
Cintas	28,300	2,220
Colfax*	69,899	3,605
Covanta Holding	16,400	361
Danaher, Cl A	239,325	20,513
Delta Air Lines, Cl A	17,800	876
Dover	23,500	1,685
Dun & Bradstreet	5,200	629
Emerson Electric	15,300	944
Equifax	25,400	2,054
Fastenal, Cl A (A)	324,380	15,427
FedEx	14,800	2,570
Honeywell International	41,200	4,117
Huntington Ingalls Industries, Cl A	15,100	1,698
IDEX	29,900	2,327
Illinois Tool Works	61,300	5,805
ITT	8,900	360
Kansas City Southern	9,500	1,159
Kirby*	27,600	2,228
Landstar System	19,700	1,429
Lennox International	5,700	542
Lockheed Martin	50,100	9,648
Nielsen	66,700	2,984
Norfolk Southern	22,700	2,488
Old Dominion Freight Line, Cl A*	23,600	1,833
Pall	29,800	3,016
Pentair	300	20
Robert Half International	41,900	2,446
Rockwell Automation	5,500	612
Rockwell Collins	20,700	1,749
Roper Industries	13,000	2,033
Snap-on	2,700	369
Southwest Airlines, Cl A	220,000	9,310
Spirit AeroSystems Holdings, Cl A*	29,300	1,261
Spirit Airlines*	28,200	2,131
Stericycle, Cl A*	174,987	22,937
Toro	4,000	255
TransDigm Group	19,000	3,731
Trinity Industries	25,400	712
Union Pacific	102,600	12,223
United Parcel Service, Cl B	55,900	6,214
United Rentals*	17,700	1,806
United Technologies	3,300	379
Wabtec	32,100	2,789
Waste Connections	32,200	1,416
Waste Management	17,100	878

		186,328

Information Technology — 29.9%
Adobe Systems*	140,275	10,198
Alliance Data Systems*	11,700	3,347
Amphenol, Cl A	410,047	22,064
Ansys*	112,999	9,266
Apple	354,283	39,106
Automatic Data Processing	140,800	11,738
Avago Technologies, Cl A	20,200	2,032
Baidu*	61,550	14,032
Broadridge Financial Solutions	45,100	2,083
CDK Global	34,600	1,410
CDW	33,800	1,189

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Cognizant Technology Solutions, Cl A*	213,296	$11,232
Corning, Cl B	115,100	2,639
Diebold	13,400	464
DST Systems	4,500	424
eBay*	430,800	24,176
Electronic Arts*	236,450	11,117
EMC	5,100	152
Equinix	91,530	20,753
Factset Research Systems	13,300	1,872
Fidelity National Information Services, Cl B	13,400	833
Fiserv, Cl A*	89,400	6,345
FleetCor Technologies*	12,400	1,844
Gartner*	32,500	2,737
Genpact*	589,151	11,153
Global Payments	12,900	1,041
Google, Cl A*	37,624	19,965
Google, Cl C*	37,824	19,911
Harris	7,400	532
Intel	98,600	3,578
Intuit	211,375	19,487
Jack Henry & Associates	32,700	2,032
Keysight Technologies*	8,350	282
KLA-Tencor	37,200	2,616
Linear Technology	8,400	383
MasterCard, Cl A	285,475	24,597
Microchip Technology (A)	43,700	1,971
Micron Technology*	59,100	2,069
Microsoft	513,000	23,829
Motorola Solutions	3,300	221
National Instruments	262,628	8,165
NetSuite (A)*	62,912	6,868
Paychex	94,500	4,363
PTC*	13,300	487
Qualcomm	595,678	44,277
Salesforce.com*	250,049	14,830
SanDisk (A)	22,100	2,165
Skyworks Solutions	10,100	735
Texas Instruments	44,800	2,395
Vantiv, Cl A*	8,800	298
Visa, Cl A	197,887	51,886
Xilinx	67,000	2,901
Yelp, Cl A (A)*	81,600	4,466

		478,556

Materials — 3.6%
Airgas	19,200	2,212
Ball	54,300	3,702
Cytec Industries	2,600	120
Dow Chemical, Cl A	46,600	2,126
E.I. Du Pont de Nemours	40,100	2,965
Ecolab	235,308	24,594
International Flavors & Fragrances	31,800	3,223
LyondellBasell Industries, Cl A	93,300	7,407
NewMarket (A)	3,800	1,533
Praxair	16,600	2,151
RPM International	29,800	1,511
Sigma-Aldrich	21,000	2,883
Silgan Holdings	16,200	868

Description	Shares/Face Amount ($ Thousands)	Market Value ($Thousands)
Valspar	8,700	$752
Westlake Chemical	16,200	990

		57,037

Telecommunication Services — 0.4%
CenturyTel	12,600	499
SBA Communications, Cl A*	41,900	4,641
Windstream Holdings (A)	214,100	1,764

		6,904

Utilities — 0.2%
Dominion Resources	12,100	930
ITC Holdings	55,900	2,260

		3,190

Total Common Stock (Cost $1,171,303) ($ Thousands)		1,560,518

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P.
0.100%**††(B)	42,106,467	42,106

Total Affiliated Partnership (Cost $42,106) ($ Thousands)		42,106

CASH EQUIVALENTS — 2.6%
Investors Cash Trust—Treasury Portfolio—DWS US Treasury Money Fund
0.010%**	5,535,562	5,535
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	36,325,772	36,326

Total Cash Equivalents (Cost $41,861) ($ Thousands)		41,861

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.040%, 03/05/15 (C)(D)	$1,594	1,594
0.034%, 05/28/15 (C)	850	850

Total U.S. Treasury Obligations (Cost $2,444) ($ Thousands)		2,444

Total Investments — 102.8% (Cost $1,257,714) ($ Thousands) ‡‡		$1,646,929

A summary of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	28	Mar-2015	$116
S&P 500 Index EMINI	208	Mar-2015	273

			$389

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,602,173 ($Thousands).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

December 31, 2014

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $40,899 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $42,106 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

‡‡ At December 31, 2014, the tax basis cost of the Fund’s investments was $1,257,714 ($ Thousands), and the unrealized appreciation and depreciation were $405,917 ($ Thousands) and ($16,702) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,560,518	$—	$—	$1,560,518
Affiliated Partnership	—	42,106	—	42,106
Cash Equivalents	41,861	—	—	41,861
U.S. Treasury Obligations	—	2,444	—	2,444

Total Investments in Securities	$1,602,379	$44,550	$—	$1,646,929

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$389	$—	$—	$389

Total Other Financial Instruments	$389	$—	$—	$389

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.0%

Consumer Discretionary — 11.8%
Amazon.com, Cl A*	6,072	$1,884
Autoliv (A)	22,650	2,404
Bed Bath & Beyond*	18,911	1,440
Best Buy	86,319	3,365
CarMax*	1,883	125
CBS, Cl B	208,745	11,552
Charter Communications, Cl A*	42,135	7,021
Chipotle Mexican Grill, Cl A*	13,788	9,438
Coach	56,395	2,118
Comcast, Cl A	199,521	11,574
CST Brands	26,846	1,171
Darden Restaurants	3,127	183
Delphi Automotive	91,343	6,642
Dillard’s, Cl A	32,548	4,074
DIRECTV*	137,105	11,887
Discovery Communications, Cl A (A)*	68,561	2,362
Discovery Communications, Cl C*	133,576	4,504
DISH Network, Cl A*	17,303	1,261
Dollar General*	155,118	10,967
Domino’s Pizza	18,894	1,779
DR Horton	6,500	164
Expedia	11,877	1,014
Family Dollar Stores	701	55
Foot Locker, Cl A	30,000	1,685
Ford Motor	623,764	9,668
Fossil Group*	36,577	4,050
GameStop, Cl A (A)	164,221	5,551
Gannett	153,973	4,916
Gap	100,419	4,229
General Motors	4,749	166
Genuine Parts	2,400	256
Graham Holdings, Cl B	809	699
H&R Block	52,113	1,755
Harley-Davidson, Cl A	184,226	12,142
Harman International Industries, Cl A	55,213	5,892
Hasbro	9,640	530
Hilton Worldwide Holdings*	64,066	1,671
Home Depot	119,248	12,518
International Game Technology	28,909	499
Interpublic Group	2,743	57
Johnson Controls	4,300	208
Kohl’s	11,093	677
L Brands	177,912	15,398
Lands’ End (A)*	119,166	6,430
Las Vegas Sands	4,119	240
Lear	115,549	11,333
Liberty Global, Cl A*	3,095	155
Liberty Global, Cl C*	3,095	150
Liberty Media—Interactive, Cl A*	569,028	16,741
Liberty Ventures, Ser A*	97,716	3,686
LKQ*	13,165	370
Lowe’s	45,020	3,097
Macy’s	86,900	5,714
Magna International, Cl A	36,582	3,976
Marriott International, Cl A	11	1
McDonald’s	6,294	590
MGM Mirage*	33,662	720

Description	Shares	Market Value ($ Thousands)
Murphy USA*	24,225	$1,668
Newell Rubbermaid, Cl B	63,977	2,437
News, Cl A*	48,686	764
News, Cl B*	58,750	886
Nike, Cl B	249,213	23,962
Nordstrom	117,714	9,345
Omnicom Group	3,479	270
PetSmart	1,608	131
priceline.com*	13,299	15,164
Ralph Lauren, Cl A	1,827	338
Royal Caribbean Cruises	3,900	321
Sally Beauty Holdings*	120,101	3,692
Signet Jewelers	40,637	5,347
Sirius XM Holdings*	19,560	69
Staples	4,274	77
Starbucks	139,397	11,438
Starwood Hotels & Resorts Worldwide	4,743	384
Target, Cl A	21,414	1,626
Tempur-Pedic International*	21,091	1,158
Tesla Motors (A)*	10,289	2,289
Time	5,248	129
Time Warner	70,745	6,043
Time Warner Cable, Cl A	81,364	12,372
TJX	4,954	340
TRW Automotive Holdings*	16,424	1,689
Tupperware Brands	5,517	348
Twenty-First Century Fox, Cl A (A)	114,501	4,397
Twenty-First Century Fox, Cl B	306,782	11,317
Under Armour, Cl A (A)*	66,082	4,487
Urban Outfitters*	763	27
VF	4,748	356
Walt Disney	114,940	10,826
Whirlpool	68,064	13,187
Wyndham Worldwide	55,235	4,737
Yum! Brands	29,668	2,161

		386,536

Consumer Staples — 8.2%
Altria Group	89,960	4,432
Anheuser-Busch InBev ADR	132,920	14,930
Archer-Daniels-Midland	240,966	12,530
Brown-Forman, Cl B	19,493	1,712
Bunge	49,476	4,498
Church & Dwight	11,874	936
Clorox	832	87
Coca-Cola	84,125	3,552
Coca-Cola Enterprises	20,024	885
Colgate-Palmolive	6,566	454
ConAgra Foods	49,133	1,783
Constellation Brands, Cl A*	10,975	1,077
Costco Wholesale	190,219	26,964
CVS Health	260,343	25,074
Dr Pepper Snapple Group	25,908	1,857
Estee Lauder, Cl A	157,034	11,966
Herbalife (A)	10,600	400
Hershey	47,876	4,976
Ingredion	22,400	1,900
Keurig Green Mountain	11,520	1,525
Kimberly-Clark	41,873	4,838
Kraft Foods	13,143	823
Kroger	265,496	17,047

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Lorillard	96,988	$6,105
Mead Johnson Nutrition, Cl A	211,348	21,249
Mondelez International, Cl A	244,723	8,890
PepsiCo	3,825	362
Philip Morris International	144,077	11,735
Pilgrim’s Pride (A)*	91,386	2,997
Procter & Gamble	83,374	7,594
Reynolds American	93,279	5,995
Safeway	107,954	3,791
SYSCO, Cl A	6,029	239
Tyson Foods, Cl A	381,578	15,297
Walgreens Boots Alliance	299,929	22,855
Wal-Mart Stores	48,480	4,163
WhiteWave Foods, Cl A*	17,791	623
Whole Foods Market	219,776	11,081

		267,222

Energy — 7.8%
Anadarko Petroleum, Cl A	3,563	294
Apache	9,605	602
Baker Hughes	118,553	6,647
Cameron International*	162,567	8,120
Cheniere Energy*	15,424	1,086
Chesapeake Energy	62,179	1,217
Chevron	246,509	27,653
Cimarex Energy	5,805	615
ConocoPhillips	224,019	15,471
Continental Resources, Cl A (A)*	31,358	1,203
Core Laboratories (A)	53,712	6,464
Devon Energy	6,790	416
Dresser-Rand Group*	12,943	1,059
Dril-Quip*	31,838	2,443
Energen	750	48
EOG Resources	220,434	20,295
EP Energy, Cl A (A)*	133,869	1,398
EQT	5,142	389
Exxon Mobil	309,425	28,606
FMC Technologies*	127,843	5,988
Halliburton	7,777	306
Hess	55,294	4,082
Kinder Morgan	312,177	13,208
Kosmos Energy*	137,174	1,151
Marathon Oil	167,196	4,730
Marathon Petroleum	176,406	15,923
Murphy Oil	34,534	1,745
National Oilwell Varco, Cl A	18,689	1,225
Noble Energy	202,240	9,592
Occidental Petroleum	17,280	1,393
Paragon Offshore (A)	—	—
PBF Energy, Cl A	12,274	327
Phillips 66	262,967	18,855
Pioneer Natural Resources	2,401	357
QEP Resources	51,627	1,044
RPC	97,361	1,270
Schlumberger, Cl A	108,211	9,242
Seventy Seven Energy*	218,341	1,181
SM Energy	131,965	5,091
Targa Resources	16,877	1,790
Tesoro	126,187	9,382
Unit*	32,446	1,106
Valero Energy	397,865	19,694
Williams	6,898	310
World Fuel Services	22,722	1,066

		254,084

Description	Shares	Market Value ($ Thousands)

Financials — 15.7%
ACE	32,344	$3,716
Aflac	68,072	4,158
Allied World Assurance Holdings	112,032	4,248
Allstate	59,438	4,175
American Capital*	129,457	1,891
American Express	6,330	589
American Financial Group	39,790	2,416
American International Group	531,198	29,752
American Tower, Cl A †	80,057	7,914
Ameriprise Financial	82,444	10,903
Aon	17,008	1,613
Arch Capital Group*	6,051	358
Arthur J. Gallagher	11,453	539
Associated Banc-Corp	21,133	394
Assurant	185,288	12,679
AvalonBay Communities †	1,788	292
Axis Capital Holdings	113,203	5,784
Bank of America	1,261,847	22,574
Bank of New York Mellon	51,336	2,083
BB&T	21,661	843
Berkshire Hathaway, Cl B*	43,666	6,556
BlackRock	2,401	859
Boston Properties †	4,827	621
Brandywine Realty Trust †	101,137	1,616
Capital One Financial	188,167	15,533
CBL & Associates Properties †	28,663	557
CBRE Group, Cl A*	90,605	3,103
Charles Schwab	508,727	15,359
Chubb	129,966	13,448
Citigroup	588,923	31,867
CME Group	87,815	7,785
Crown Castle International †	321,932	25,336
Digital Realty Trust, Cl A †	1,300	86
Discover Financial Services	300,119	19,655
E*Trade Financial*	109,253	2,650
Equity Residential †	13,138	944
Everest Re Group	60,718	10,340
Fifth Third Bancorp	478,279	9,745
FNF Group	8,706	300
FNFV Group*	21,311	335
Franklin Resources	40,138	2,222
Gaming and Leisure Properties †	34,735	1,019
General Growth Properties †	22,472	632
Genworth Financial, Cl A*	154,437	1,313
Goldman Sachs Group	21,644	4,195
Hartford Financial Services Group	101,910	4,249
Health Care †	5,009	379
Hospitality Properties Trust	55,114	1,708
Host Hotels & Resorts †	15,849	377
Huntington Bancshares	321,477	3,382
IntercontinentalExchange Group	50,070	10,980
JPMorgan Chase	474,451	29,691
KeyCorp	816,571	11,350
Kimco Realty †	15,742	396
Lincoln National	182,558	10,528
Loews	30,339	1,275
Macerich †	5,647	471
McGraw-Hill	110,000	9,788
MetLife	56,878	3,077
Morgan Stanley	24,877	965

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Navient	76,532	$1,654
PartnerRe	129,412	14,770
People’s United Financial	23,725	360
PNC Financial Services Group	130,957	11,947
Popular*	44,819	1,526
Progressive	309,125	8,343
ProLogis †	14,709	633
Protective Life	103,767	7,227
Prudential Financial	44,724	4,046
Public Storage †	4,106	759
Raymond James Financial	4,992	286
Regions Financial	507,300	5,357
Reinsurance Group of America, Cl A	80,696	7,071
RenaissanceRe Holdings (A)	16,714	1,625
RLJ Lodging Trust †	38,000	1,274
Simon Property Group †	20,571	3,746
SLM	76,532	780
Spirit Realty Capital †	131,075	1,558
State Street	40,538	3,182
SunTrust Banks	16,281	682
Torchmark, Cl A	17,535	950
Travelers	120,419	12,746
Unum Group	110,928	3,869
US Bancorp	65,779	2,957
Validus Holdings	28,272	1,175
Ventas †	7,372	529
Vornado Realty Trust †	5,334	628
Voya Financial	39,187	1,661
Washington Prime Group †	3,361	58
Wells Fargo	571,346	31,321
Weyerhaeuser †	17,503	628

		514,961

Health Care — 14.8%
Abbott Laboratories	99,343	4,472
AbbVie	87,679	5,738
Actavis*	42,184	10,859
Aetna, Cl A	70,186	6,235
Agilent Technologies	5,250	215
Alexion Pharmaceuticals*	45,693	8,455
Allergan	172,478	36,667
AmerisourceBergen	88,988	8,023
Amgen, Cl A	120,417	19,181
Anthem	112,322	14,115
Ariad Pharmaceuticals (A)*	428,752	2,945
Baxter International	36,801	2,697
Becton Dickinson	2,360	328
Biogen Idec*	64,586	21,924
Bristol-Myers Squibb	305,022	18,005
Cardinal Health	108,112	8,728
Celgene, Cl A*	336,014	37,586
Cerner (A)*	4,400	284
Cigna	68,071	7,005
Community Health Systems*	39,000	2,103
Covance*	92,947	9,652
Covidien	15,456	1,581
DaVita HealthCare Partners*	91,254	6,912
Edwards Lifesciences, Cl A*	1,400	178
Eli Lilly	51,961	3,585
Endo International*	29,070	2,097
Express Scripts Holding*	309,962	26,244
Gilead Sciences*	120,443	11,353

Description	Shares	Market Value ($ Thousands)
Halyard Health (A)*	5,234	$238
HCA Holdings*	91,112	6,687
Health Net, Cl A*	11,102	594
Henry Schein*	1,000	136
Hill-Rom Holdings	14,983	684
Humana	179,445	25,774
Idexx Laboratories*	36,178	5,364
Illumina*	3,684	680
Intuitive Surgical*	19,397	10,260
Jazz Pharmaceuticals*	30,220	4,948
Johnson & Johnson	181,443	18,974
Mallinckrodt*	24,625	2,439
McKesson	63,426	13,166
Medivation*	8,573	854
Medtronic	165,275	11,933
Merck	162,674	9,238
Novo Nordisk ADR	255,083	10,795
Omnicare	95,994	7,001
Patterson (A)	2,100	101
Perrigo	34,098	5,700
Pfizer	803,311	25,023
Premier, Cl A*	9,031	303
Regeneron Pharmaceuticals*	4,677	1,919
Salix Pharmaceuticals*	4,958	570
Shire ADR	84,071	17,868
St. Jude Medical	64,996	4,227
Tenet Healthcare*	6,484	328
Teva Pharmaceutical Industries	117,061	6,732
United Therapeutics*	51,849	6,714
UnitedHealth Group	4,280	433
Vertex Pharmaceuticals*	7,611	904
Waters*	1,600	180
Zimmer Holdings	37,448	4,247

		482,181

Industrials — 8.7%
ADT, Cl A (A)	1,662	60
Aecom Technology*	36,400	1,106
AGCO (A)	52,600	2,378
Alaska Air Group	181,446	10,843
Allegion	3,048	169
Alliant Techsystems	12,857	1,495
American Airlines Group	22,471	1,205
Avis Budget Group*	64,459	4,276
Babcock & Wilcox	37,080	1,123
Boeing	12,550	1,631
C.H. Robinson Worldwide	2,502	187
Canadian Pacific Railway	116,068	22,365
Carlisle	1,500	135
Caterpillar, Cl A	17,996	1,647
Copa Holdings, Cl A	2,992	310
CSX	56,273	2,039
Cummins	13,061	1,883
Danaher, Cl A	125,204	10,731
Deere	7,864	696
Delta Air Lines, Cl A	265,596	13,065
Donaldson, Cl A (A)	3,800	147
Dover	3,105	223
Dun & Bradstreet	21,406	2,589
Eaton	3,913	266
Emerson Electric	4,998	309
Engility Holdings*	13,582	581
Equifax	2,500	202

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Expeditors International of Washington	1,343	$60
Fastenal, Cl A (A)	131,574	6,258
FedEx	84,953	14,753
Flowserve	17,586	1,052
Fluor	55,940	3,392
Fortune Brands Home & Security	1,837	83
General Dynamics	19,797	2,725
General Electric	224,840	5,682
Genesee & Wyoming, Cl A*	16,318	1,467
Hertz Global Holdings*	4,200	105
Honeywell International	4,905	490
Huntington Ingalls Industries, Cl A	63,273	7,116
Illinois Tool Works	3,529	334
Ingersoll-Rand	9,146	580
ITT	12,586	509
Jacobs Engineering Group*	17,906	800
Kansas City Southern	85,377	10,419
L-3 Communications Holdings	67,566	8,528
Lincoln Electric Holdings	16,823	1,162
Lockheed Martin	35,370	6,811
Manitowoc	4,100	91
ManpowerGroup	18,167	1,239
MRC Global*	119,200	1,806
Navistar International*	9,626	322
Nielsen	67,500	3,020
Norfolk Southern	50,502	5,535
Northrop Grumman	156,994	23,139
NOW (A)*	83,756	2,155
Oshkosh Truck	98,940	4,813
Pall	109,286	11,061
Parker-Hannifin, Cl A	18,236	2,352
Pentair	126,708	8,416
Precision Castparts	5,500	1,325
Quanta Services*	1,386	39
Raytheon	135,818	14,691
Republic Services	2,031	82
Robert Half International	2,900	169
Roper Industries	60,847	9,514
RR Donnelley & Sons	93,388	1,569
Southwest Airlines, Cl A	350,305	14,825
Stericycle, Cl A*	73,247	9,601
Textron	5,200	219
Timken	24,553	1,048
Towers Watson, Cl A	4,588	519
Union Pacific	54,566	6,500
United Continental Holdings*	5,589	374
United Parcel Service, Cl B	4,585	510
United Rentals*	7,390	754
United Technologies	17,341	1,994
Vectrus*	22,388	613
Veritiv*	591	30
Wabtec	11,777	1,023
Waste Management	18,232	936
WW Grainger	762	194

		284,465

Information Technology — 20.0%
Accenture, Cl A	117,395	10,485
Activision Blizzard	17,055	344
Adobe Systems*	524,989	38,167
Akamai Technologies*	12,058	759

Description	Shares	Market Value ($ Thousands)
Alliance Data Systems*	22,877	$6,544
Altera	16,400	606
Amdocs	149,815	6,990
Amphenol, Cl A	195,242	10,506
Analog Devices	42,023	2,333
Ansys*	62,424	5,119
Apple	371,259	40,980
Applied Materials	1,075,100	26,791
Atmel*	156,217	1,311
Autodesk, Cl A*	31,671	1,902
Avnet	36,856	1,586
Baidu*	54,500	12,424
Blackhawk Network Holdings, Cl B*	17,735	668
Broadcom, Cl A	21,995	953
Brocade Communications Systems	180,808	2,141
CA	17,197	524
Cisco Systems	185,169	5,151
Citrix Systems*	23,629	1,507
Cognizant Technology Solutions, Cl A*	90,285	4,754
Computer Sciences	28,981	1,827
CoreLogic*	9,831	311
Corning, Cl B	215,764	4,948
DST Systems	11,635	1,096
eBay*	379,498	21,297
Electronic Arts*	80,478	3,784
EMC	232,384	6,911
Equinix	52,005	11,791
F5 Networks, Cl A*	17,041	2,223
Facebook, Cl A*	234,114	18,266
Fidelity National Information Services, Cl B	64,209	3,994
Fiserv, Cl A*	42,046	2,984
FleetCor Technologies*	19,160	2,849
Freescale Semiconductor (A)*	89,002	2,246
Genpact*	75,210	1,424
Global Payments	17,235	1,391
Google, Cl A*	26,214	13,911
Google, Cl C*	26,677	14,043
Harris	25,220	1,811
Hewlett-Packard	215,578	8,651
Ingram Micro, Cl A*	92,405	2,554
Intel	577,131	20,944
International Business Machines	20,181	3,238
Intuit	156,005	14,382
Juniper Networks	10,346	231
Keysight Technologies*	2,625	89
Knowles (A)*	1,552	37
Lam Research	4,787	380
Leidos Holdings	11,079	482
Lexmark International, Cl A	23,673	977
Marvell Technology Group	349,312	5,065
MasterCard, Cl A	505,598	43,562
Microchip Technology (A)	1,219	55
Micron Technology*	286,510	10,031
Microsoft	938,147	43,577
National Instruments	70,199	2,182
NetApp	7,296	302
Oracle, Cl B	382,668	17,208
Qualcomm	534,150	39,703
Rackspace Hosting*	18,353	859

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Red Hat*	1,214	$84
Rovi*	33,373	754
Salesforce.com*	129,532	7,682
SanDisk (A)	64,021	6,273
Science Applications International	15,900	788
Seagate Technology	94,758	6,301
Skyworks Solutions	31,977	2,325
Symantec, Cl A	139,365	3,575
TE Connectivity	36,055	2,280
Tech Data*	22,300	1,410
Teradata (A)*	63,400	2,769
Texas Instruments	269,748	14,422
Total System Services	13,564	461
VeriFone Holdings*	138,073	5,136
VeriSign (A)*	91,384	5,209
Visa, Cl A	139,119	36,477
Vishay Intertechnology (A)	88,686	1,255
Western Digital	230,097	25,472
Xerox	527,667	7,314
Yahoo!*	155,857	7,872

		652,020

Materials — 2.6%
Avery Dennison	11,196	581
Cabot	18,468	810
CF Industries Holdings	21,896	5,967
Cliffs Natural Resources (A)	—	—
Domtar	28,000	1,126
Dow Chemical, Cl A	265,094	12,091
E.I. Du Pont de Nemours	5,201	385
Eastman Chemical	34,295	2,602
Ecolab	81,810	8,551
Huntsman	130,787	2,979
International Paper	30,956	1,659
LyondellBasell Industries, Cl A	180,507	14,330
Martin Marietta Materials, Cl A	550	61
Monsanto	35,004	4,182
Newmont Mining	4,000	76
Owens-Illinois*	32,385	874
Packaging Corp of America	58,377	4,556
PPG Industries	19,537	4,516
Praxair	2,548	330
Reliance Steel & Aluminum	25,000	1,532
Rock-Tenn, Cl A	26,000	1,586
Sherwin-Williams, Cl A	3,368	886
Sigma-Aldrich	2,200	302
Steel Dynamics	94,148	1,858
Syngenta ADR	53,000	3,405
TimkenSteel	12,276	454
United States Steel (A)	290,100	7,757
Vulcan Materials	1,097	72
Westlake Chemical	24,674	1,507

		85,035

Telecommunication Services — 0.7%
AT&T	152,969	5,138
CenturyTel	70,349	2,784
Level 3 Communications*	137,299	6,780
SBA Communications, Cl A*	19,500	2,160
T-Mobile US*	1,671	45
Verizon Communications	97,068	4,541

		21,448

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 2.7%
AES	674,228	$9,284
Ameren	113,300	5,226
American Electric Power	301,099	18,283
American Water Works	5,896	314
Centerpoint Energy	4,900	115
CMS Energy	7,966	277
Dominion Resources	5,292	407
DTE Energy	40,523	3,500
Duke Energy	18,891	1,578
Edison International	234,583	15,360
Entergy	161,837	14,158
Exelon	77,237	2,864
FirstEnergy	94,861	3,699
Hawaiian Electric Industries	3,200	107
MDU Resources Group	2,200	52
National Fuel Gas	1,300	90
NextEra Energy	4,538	482
OGE Energy	5,224	185
PG&E	6,066	323
PNM Resources	43,000	1,274
PPL	26,357	958
Public Service Enterprise Group	236,681	9,801
Sempra Energy	1,517	169
UGI	1,065	41

		88,547

Total Common Stock (Cost $1,734,937) ($ Thousands)		3,036,499

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P.
0.100%**††(B)	68,792,531	68,793

Total Affiliated Partnership (Cost $68,793) ($ Thousands)		68,793

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	217,255,852	217,256

Total Cash Equivalent (Cost $217,256) ($ Thousands)		217,256

U.S. TREASURY OBLIGATIONS (C)(D) — 0.2%
U.S. Treasury Bills
0.061%, 05/28/15	$1,702	1,701
0.043%, 03/05/15	5,057	5,057

Total U.S. Treasury Obligations (Cost $6,758) ($ Thousands)		6,758

Total Investments — 101.9% (Cost $2,027,744) ($ Thousands)‡		$3,329,306

A summary of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	1,277	Mar-2015	$1,795
S&P Mid 400 Index E-MINI	115	Mar-2015	378

			$2,173

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2014

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $3,266,537 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $66,355 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $68,793 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt

Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

Ser	— Series

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $2,027,744 ($ Thousands), and the unrealized appreciation and depreciation were $1,303,703 ($ Thousands) and ($2,141) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,036,499	$—	$—	$3,036,499
Affiliated Partnership	—	68,793	—	68,793
Cash Equivalent	217,256	—	—	217,256
U.S. Treasury Obligations	—	6,758	—	6,758

Total Investments in Securities	$3,253,755	$75,551	$—	$3,329,306

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,173	$—	$—	$2,173

Total Other Financial Instruments	$2,173	$—	$—	$2,173

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Consumer Discretionary — 12.0%
Amazon.com, Cl A*	16,300	$5,059
Autonation*	3,426	207
Autozone*	1,394	863
Bed Bath & Beyond*	7,833	597
Best Buy	12,341	481
BorgWarner	9,700	533
Cablevision Systems, Cl A (A)	10,100	208
CarMax*	9,200	613
Carnival	19,184	870
CBS, Cl B	20,390	1,128
Chipotle Mexican Grill, Cl A*	1,300	890
Coach	10,810	406
Comcast, Cl A	110,822	6,429
Darden Restaurants	6,113	359
Delphi Automotive	12,600	916
DIRECTV*	21,500	1,864
Discovery Communications, Cl A*	6,900	238
Discovery Communications, Cl C*	10,600	357
Dollar General*	13,000	919
Dollar Tree*	8,700	612
DR Horton	15,349	388
Expedia	4,550	388
Family Dollar Stores	4,422	350
Ford Motor	165,280	2,562
Fossil Group*	2,100	233
GameStop, Cl A (A)	5,000	169
Gannett	10,447	334
Gap	11,331	477
Garmin (A)	5,600	296
General Motors	57,900	2,021
Genuine Parts	6,536	697
Goodyear Tire & Rubber	12,693	363
H&R Block	10,604	357
Harley-Davidson, Cl A	9,108	601
Harman International Industries, Cl A	3,200	341
Hasbro	5,191	286
Home Depot	56,696	5,951
Interpublic Group	19,301	401
Johnson Controls	28,557	1,380
Kohl’s	8,547	522
L Brands	10,527	911
Leggett & Platt (A)	6,354	271
Lennar, Cl A	8,207	368
Lowe’s	41,836	2,878
Macy’s	14,764	971
Marriott International, Cl A	9,052	706
Mattel	13,318	412
McDonald’s	41,870	3,923
Michael Kors Holdings*	8,800	661
Mohawk Industries*	2,600	404
NetFlix*	2,600	888
Newell Rubbermaid, Cl B	11,447	436
News, Cl A*	23,058	362
Nike, Cl B	29,988	2,883
Nordstrom	6,002	476
Omnicom Group	10,604	822
O’Reilly Automotive*	4,300	828
PetSmart	4,600	374
priceline.com*	2,180	2,486
PulteGroup	15,382	330

Description	Shares	Market Value ($ Thousands)
PVH	3,500	$449
Ralph Lauren, Cl A	2,600	481
Ross Stores	8,968	845
Royal Caribbean Cruises	7,100	585
Scripps Networks Interactive, Cl A	4,700	354
Staples	27,114	491
Starbucks	32,158	2,639
Starwood Hotels & Resorts Worldwide	7,635	619
Target, Cl A	27,319	2,074
Tiffany	4,773	510
Time Warner	36,012	3,076
Time Warner Cable, Cl A	11,983	1,822
TJX	29,534	2,026
Tractor Supply	5,800	457
TripAdvisor (A)*	5,150	384
Twenty-First Century Fox, Cl A (A)	79,633	3,058
Under Armour, Cl A*	7,100	482
Urban Outfitters*	4,600	162
VF	14,756	1,105
Viacom, Cl B	15,801	1,189
Walt Disney	67,127	6,323
Whirlpool	3,305	640
Wyndham Worldwide	5,202	446
Wynn Resorts	3,400	506
Yum! Brands	18,770	1,367

		95,146

Consumer Staples — 9.7%
Altria Group	84,956	4,186
Archer-Daniels-Midland	27,566	1,433
Avon Products	20,051	188
Brown-Forman, Cl B	6,692	588
Campbell Soup	8,275	364
Clorox (A)	5,542	578
Coca-Cola	169,606	7,161
Coca-Cola Enterprises	9,417	416
Colgate-Palmolive	36,786	2,545
ConAgra Foods	18,052	655
Constellation Brands, Cl A*	7,100	697
Costco Wholesale	18,818	2,667
CVS Health	49,335	4,752
Dr Pepper Snapple Group	8,300	595
Estee Lauder, Cl A	9,500	724
General Mills, Cl A	25,882	1,380
Hershey	6,312	656
Hormel Foods	6,200	323
JM Smucker	4,348	439
Kellogg	10,767	705
Keurig Green Mountain	5,200	689
Kimberly-Clark	15,999	1,848
Kraft Foods	25,199	1,579
Kroger	21,059	1,352
Lorillard	15,428	971
McCormick	5,061	376
Mead Johnson Nutrition, Cl A	8,634	868
Molson Coors Brewing, Cl B	6,746	503
Mondelez International, Cl A	72,098	2,619
Monster Beverage*	6,100	661
PepsiCo	64,385	6,088
Philip Morris International	66,865	5,446
Procter & Gamble	116,301	10,594
Reynolds American	13,180	847
Safeway	10,646	374

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
SYSCO, Cl A	25,120	$997
Tyson Foods, Cl A	12,390	497
Walgreens Boots Alliance	37,344	2,846
Wal-Mart Stores	67,944	5,835
Whole Foods Market	15,300	771

		76,813

Energy — 8.3%
Anadarko Petroleum, Cl A	21,680	1,789
Apache	16,100	1,009
Baker Hughes	18,449	1,034
Cabot Oil & Gas	17,500	518
Cameron International*	7,700	385
Chesapeake Energy	21,900	429
Chevron	81,378	9,129
Cimarex Energy	4,000	424
ConocoPhillips	52,943	3,656
Consol Energy	10,600	358
Denbury Resources (A)	16,300	133
Devon Energy	16,413	1,005
Diamond Offshore Drilling (A)	3,200	117
Ensco, Cl A (A)	10,800	323
EOG Resources	23,488	2,163
EQT	6,400	484
Exxon Mobil	181,498	16,780
FMC Technologies*	9,900	464
Halliburton	36,333	1,429
Helmerich & Payne	5,000	337
Hess	10,875	803
Kinder Morgan	72,965	3,087
Marathon Oil	28,756	814
Marathon Petroleum	11,978	1,081
Murphy Oil	7,663	387
Nabors Industries	13,378	174
National Oilwell Varco, Cl A	18,468	1,210
Newfield Exploration*	6,300	171
Noble (A)	11,600	192
Noble Energy	15,400	730
Occidental Petroleum	33,259	2,681
Oneok	8,200	408
Phillips 66	23,771	1,704
Pioneer Natural Resources	6,400	953
QEP Resources	7,700	156
Range Resources	6,500	347
Schlumberger, Cl A	55,343	4,727
Southwestern Energy, Cl A*	13,700	374
Spectra Energy	28,661	1,040
Tesoro	5,800	431
Transocean (A)	15,700	288
Valero Energy	22,308	1,104
Williams	28,765	1,293

		66,121

Financials — 16.4%
ACE	14,200	1,631
Affiliated Managers Group*	2,400	509
Aflac	19,308	1,180
Allstate	17,959	1,262
American Express	38,215	3,556
American International Group	60,108	3,367
American Tower, Cl A †	17,000	1,681
Ameriprise Financial	7,884	1,043
Aon	12,229	1,160

Description	Shares	Market Value ($ Thousands)
Apartment Investment & Management, Cl A †	6,739	$250
Assurant	3,200	219
AvalonBay Communities †	5,608	916
Bank of America	452,528	8,096
Bank of New York Mellon	48,286	1,959
BB&T	30,797	1,198
Berkshire Hathaway, Cl B*	78,447	11,779
BlackRock	5,457	1,951
Boston Properties †	6,500	837
Capital One Financial	23,862	1,970
CBRE Group, Cl A*	10,900	373
Charles Schwab	49,227	1,486
Chubb	10,056	1,040
Cincinnati Financial	6,779	351
Citigroup	130,308	7,051
CME Group	13,535	1,200
Comerica	8,283	388
Crown Castle International †	14,300	1,125
Discover Financial Services	19,430	1,272
E*Trade Financial*	13,343	324
Equity Residential †	15,540	1,116
Essex Property Trust †	2,700	558
Fifth Third Bancorp	35,111	715
Franklin Resources	16,745	927
General Growth Properties †	26,800	754
Genworth Financial, Cl A*	22,900	195
Goldman Sachs Group	17,456	3,383
Hartford Financial Services Group	18,386	767
HCP †	19,600	863
Health Care †	14,000	1,059
Host Hotels & Resorts †	32,248	767
Hudson City Bancorp, Cl A	22,200	225
Huntington Bancshares	37,575	395
IntercontinentalExchange Group	4,781	1,048
Invesco	18,400	727
JPMorgan Chase	160,857	10,067
KeyCorp	36,783	511
Kimco Realty †	17,400	437
Legg Mason	4,600	246
Leucadia National	14,600	327
Lincoln National	11,098	640
Loews	12,749	536
M&T Bank	5,661	711
Macerich †	6,000	501
Marsh & McLennan	23,150	1,325
McGraw-Hill	11,621	1,034
MetLife	48,826	2,641
Moody’s	7,808	748
Morgan Stanley	65,561	2,544
NASDAQ OMX Group, Cl A	5,400	259
Navient	18,943	409
Northern Trust	9,405	634
People’s United Financial	14,200	215
Plum Creek Timber	8,135	348
PNC Financial Services Group	22,575	2,060
Principal Financial Group, Cl A	11,648	605
Progressive	22,768	614
ProLogis †	21,400	921
Prudential Financial	19,666	1,779
Public Storage †	6,228	1,151
Regions Financial	58,563	619
Simon Property Group †	13,302	2,422

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
State Street	17,891	$1,404
SunTrust Banks	22,296	934
T. Rowe Price Group	11,108	954
Torchmark, Cl A	5,935	321
Travelers	14,152	1,498
Unum Group	11,652	406
US Bancorp	76,906	3,457
Ventas †	12,532	899
Vornado Realty Trust †	7,473	880
Wells Fargo	203,163	11,137
Weyerhaeuser †	22,345	802
XL Group, Cl A	11,905	409
Zions Bancorporation	9,360	267

		130,345

Health Care — 14.0%
Abbott Laboratories	64,646	2,910
AbbVie	68,546	4,486
Actavis*	11,400	2,934
Aetna, Cl A	15,102	1,341
Agilent Technologies	14,206	582
Alexion Pharmaceuticals*	8,500	1,573
Allergan	12,766	2,714
AmerisourceBergen	8,892	802
Amgen, Cl A	32,755	5,217
Anthem	11,598	1,457
Baxter International	23,238	1,703
Becton Dickinson	8,162	1,136
Biogen Idec*	10,100	3,428
Boston Scientific*	56,512	749
Bristol-Myers Squibb	71,275	4,207
C.R. Bard	3,188	531
Cardinal Health	14,155	1,143
CareFusion*	8,677	515
Celgene, Cl A*	34,300	3,837
Cerner*	13,000	840
Cigna	11,171	1,150
Covidien	19,400	1,984
DaVita HealthCare Partners*	7,300	553
Dentsply International	6,500	346
Edwards Lifesciences, Cl A*	4,500	573
Eli Lilly	42,130	2,907
Express Scripts Holding*	31,561	2,672
Gilead Sciences*	64,944	6,122
Hospira*	7,204	441
Humana	6,597	947
Intuitive Surgical*	1,520	804
Johnson & Johnson	120,482	12,599
Laboratory Corp of America Holdings*	3,863	417
Mallinckrodt*	4,900	485
McKesson	9,969	2,069
Medtronic	42,317	3,055
Merck	122,644	6,965
Mylan*	16,011	903
Patterson	4,000	192
PerkinElmer	5,240	229
Perrigo	6,000	1,003
Pfizer	271,091	8,444
Quest Diagnostics	6,124	411
Regeneron Pharmaceuticals*	3,200	1,313
St. Jude Medical	12,156	791
Stryker	12,742	1,202
Tenet Healthcare*	4,519	229

Description	Shares	Market Value ($ Thousands)
Thermo Fisher Scientific	17,143	$2,148
UnitedHealth Group	41,247	4,170
Universal Health Services, Cl B	3,600	401
Varian Medical Systems (A)*	4,600	398
Vertex Pharmaceuticals*	10,300	1,224
Waters*	3,797	428
Zimmer Holdings	7,255	823
Zoetis, Cl A	21,446	923

		111,426

Industrials — 10.3%
3M	27,582	4,532
ADT, Cl A (A)	8,050	292
Allegion	4,466	248
Ametek	10,400	547
Boeing	28,532	3,709
C.H. Robinson Worldwide	6,200	465
Caterpillar, Cl A	25,997	2,379
Cintas	4,507	353
CSX	42,650	1,545
Cummins	7,240	1,044
Danaher, Cl A	26,196	2,245
Deere	15,302	1,354
Delta Air Lines, Cl A	35,900	1,766
Dover	7,037	505
Dun & Bradstreet	1,700	206
Eaton	20,310	1,380
Emerson Electric	29,706	1,834
Equifax	5,525	447
Expeditors International of Washington	8,900	397
Fastenal, Cl A (A)	11,600	551
FedEx	11,305	1,963
Flowserve	6,300	377
Fluor	6,044	366
General Dynamics	13,526	1,862
General Electric	432,274	10,924
Honeywell International	33,655	3,363
Illinois Tool Works	15,424	1,461
Ingersoll-Rand	11,300	716
Iron Mountain †	8,638	334
Jacobs Engineering Group*	6,000	268
Joy Global (A)	4,500	209
Kansas City Southern	4,700	574
L-3 Communications Holdings	3,623	457
Lockheed Martin	11,494	2,213
Masco	16,468	415
Nielsen	13,800	617
Norfolk Southern	13,226	1,450
Northrop Grumman	8,619	1,270
PACCAR	15,091	1,026
Pall	4,195	425
Parker-Hannifin, Cl A	6,371	822
Pentair	7,966	529
Pitney Bowes	9,275	226
Precision Castparts	6,100	1,469
Quanta Services*	10,100	287
Raytheon	13,168	1,424
Republic Services	10,683	430
Robert Half International	6,327	369
Rockwell Automation	5,826	648
Rockwell Collins	5,678	480
Roper Industries	4,300	672
Ryder System	2,454	228

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Snap-on	2,653	$363
Southwest Airlines, Cl A	29,049	1,229
Stanley Black & Decker	6,635	637
Stericycle, Cl A*	3,600	472
Textron	11,698	493
Tyco International	17,800	781
Union Pacific	38,188	4,549
United Parcel Service, Cl B	29,911	3,325
United Rentals*	3,900	398
United Technologies	36,432	4,190
Waste Management	18,228	935
WW Grainger	2,565	654
Xylem	8,400	320

		82,019

Information Technology — 19.4%
Accenture, Cl A	26,900	2,402
Adobe Systems*	20,336	1,478
Akamai Technologies*	7,500	472
Alliance Data Systems*	2,700	772
Altera	12,951	479
Amphenol, Cl A	13,200	710
Analog Devices	13,299	738
Apple	251,617	27,773
Applied Materials	52,150	1,300
Autodesk, Cl A*	9,717	584
Automatic Data Processing	20,650	1,722
Avago Technologies, Cl A	10,800	1,086
Broadcom, Cl A	23,036	998
CA	12,427	378
Cisco Systems	220,004	6,120
Citrix Systems*	6,842	437
Cognizant Technology Solutions, Cl A*	26,100	1,374
Computer Sciences	5,433	343
Corning, Cl B	54,878	1,258
eBay*	48,532	2,724
Electronic Arts*	13,178	620
EMC	87,340	2,598
F5 Networks, Cl A*	2,900	378
Facebook, Cl A*	90,000	7,022
Fidelity National Information Services, Cl B	12,065	751
First Solar*	3,440	154
Fiserv, Cl A*	10,360	735
Flir Systems	6,500	210
Google, Cl A*	12,263	6,507
Google, Cl C*	12,263	6,455
Harris	4,800	345
Hewlett-Packard	80,165	3,217
Intel	208,015	7,549
International Business Machines	39,637	6,359
Intuit	12,186	1,123
Juniper Networks	17,800	397
KLA-Tencor	6,971	490
Lam Research	6,717	533
Linear Technology	10,094	460
MasterCard, Cl A	42,100	3,627
Microchip Technology (A)	7,800	352
Micron Technology*	45,969	1,609
Microsoft	353,293	16,410
Motorola Solutions	9,029	606
NetApp	13,276	550
Nvidia	21,848	438

Description	Shares	Market Value ($ Thousands)
Oracle, Cl B	139,188	$6,259
Paychex	13,856	640
Qualcomm	71,532	5,317
Red Hat*	8,000	553
Salesforce.com*	25,100	1,489
SanDisk (A)	9,400	921
Seagate Technology	14,000	931
Symantec, Cl A	29,447	756
TE Connectivity	17,400	1,101
Teradata*	7,068	309
Texas Instruments	45,349	2,425
Total System Services	7,680	261
VeriSign (A)*	5,000	285
Visa, Cl A	20,972	5,499
Western Digital	9,300	1,030
Western Union (A)	20,212	362
Xerox	45,706	633
Xilinx	11,209	485
Yahoo!*	37,838	1,911

		153,810

Materials — 3.1%
Air Products & Chemicals	8,226	1,186
Airgas	3,100	357
Alcoa	50,235	793
Allegheny Technologies	5,059	176
Avery Dennison	4,215	219
Ball	6,282	428
CF Industries Holdings	2,090	570
Dow Chemical, Cl A	47,575	2,170
E.I. Du Pont de Nemours	38,935	2,879
Eastman Chemical	5,816	441
Ecolab	11,530	1,205
FMC	6,200	354
Freeport-McMoRan Copper & Gold, Cl B	44,436	1,038
International Flavors & Fragrances	3,694	374
International Paper	18,070	968
LyondellBasell Industries, Cl A	17,800	1,413
Martin Marietta Materials, Cl A	2,900	320
MeadWestvaco	7,715	343
Monsanto	20,748	2,479
Mosaic	13,400	612
Newmont Mining	19,408	367
Nucor	13,582	666
Owens-Illinois*	7,600	205
PPG Industries	5,845	1,351
Praxair	12,499	1,619
Sealed Air	9,728	413
Sherwin-Williams, Cl A	3,516	925
Sigma-Aldrich	5,036	691
Vulcan Materials	6,049	397

		24,959

Telecommunication Services — 2.3%
AT&T	223,140	7,495
CenturyTel	24,357	964
Frontier Communications (A)	46,325	309
Level 3 Communications*	11,900	588
Verizon Communications	178,548	8,353
Windstream Holdings (A)	27,846	229

		17,938

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

December 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 3.2%
AES	25,390	$350
AGL Resources	5,500	300
Ameren	10,244	472
American Electric Power	20,915	1,270
Centerpoint Energy	18,168	426
CMS Energy	10,692	371
Consolidated Edison	12,533	827
Dominion Resources	25,040	1,926
DTE Energy	7,545	652
Duke Energy	30,407	2,540
Edison International	13,953	914
Entergy	7,664	671
Exelon	36,846	1,366
FirstEnergy	17,910	698
Integrys Energy Group	3,734	291
NextEra Energy	18,720	1,990
NiSource	13,379	567
Northeast Utilities	13,535	725
NRG Energy	13,100	353
Pepco Holdings	11,600	312
PG&E	20,329	1,082
Pinnacle West Capital	5,149	352
PPL	28,471	1,034
Public Service Enterprise Group	21,630	896
SCANA	6,600	399
Sempra Energy	9,865	1,099
Southern	38,635	1,897
TECO Energy	10,812	221
Wisconsin Energy (A)	9,600	506
Xcel Energy	21,519	773

		25,280

Total Common Stock (Cost $394,618) ($ Thousands)		783,857

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P. 0.100%**††(B)	8,153,791	8,154

Total Affiliated Partnership (Cost $8,154) ($ Thousands)		8,154

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	18,166,678	18,167

Total Cash Equivalent (Cost $18,167) ($ Thousands)		18,167

U.S. TREASURY OBLIGATION — 0.4%
U.S.Treasury Bills
0.005%, 01/29/15 (C)(D)	$3,310	3,310

Total U.S. Treasury Obligation (Cost $3,310) ($ Thousands)		3,310

Total Investments — 102.4% (Cost $424,249) ($ Thousands)‡		$813,488

A summary of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ( $ Thousands)
S&P 500 Index EMINI	115	Mar-2015	$357

For the period ended December 31, 2014, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $794,767 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $7,814 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $8,154 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt

Cl	— Class

L.P.	— Limited Partnership

Ser	— Series

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $424,249 ($ Thousands), and the unrealized appreciation and depreciation were $393,520 ($ Thousands) and ($4,281) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$783,857	$—	$—	$783,857
Affiliated Partnership	—	8,154	—	8,154
Cash Equivalent	18,167	—	—	18,167
U.S. Treasury Obligation	—	3,310	—	3,310

Total Investments in Securities	$802,024	$11,464	$—	$813,488

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$357	$—	$—	$357

Total Other Financial Instruments	$357	$—	$—	$357

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.7%

Consumer Discretionary — 13.5%
2U*	19,070	$375
Abercrombie & Fitch, Cl A	30,600	876
AMC Entertainment Holdings, Cl A	12,286	322
American Axle & Manufacturing Holdings*	38,562	871
American Eagle Outfitters (A)	87,025	1,208
ANN*	23,791	868
Ascena Retail Group*	35,400	445
Big 5 Sporting Goods	8,365	122
Big Lots	53,020	2,122
Bloomin’ Brands*	7,200	178
Bravo Brio Restaurant Group*	10,119	141
Bright Horizons Family Solutions*	46,651	2,193
Brown Shoe	37,609	1,209
Brunswick	37,622	1,928
Buffalo Wild Wings*	8,159	1,472
Cabela’s*	8,240	434
Capella Education	18,966	1,460
Career Education*	40,400	281
Carmike Cinemas*	34,125	896
Carter’s	3,983	348
Cato, Cl A	1,800	76
Children’s Place	11,655	664
Chuy’s Holdings*	35,572	700
Columbia Sportswear	7,349	327
Cooper Tire & Rubber	24,400	845
Core-Mark Holding, Cl A	16,200	1,003
CROCS*	10,200	127
Denny’s, Cl A*	15,273	157
Destination XL Group*	15,300	84
Dex Media*	8,000	72
Domino’s Pizza	3,960	373
Drew Industries*	6,300	322
Entravision Communications, Cl A	39,323	255
Fiesta Restaurant Group*	28,170	1,713
Finish Line, Cl A	26,880	653
Five Below (A)*	58,470	2,387
Gentherm*	21,380	783
G-III Apparel Group*	3,809	385
GNC Holdings, Cl A	1,900	89
Grand Canyon Education*	1,400	65
Haverty Furniture	5,176	114
Helen of Troy*	3,900	254
HomeAway*	19,505	581
Imax*	27,013	835
Jack in the Box	29,406	2,351
K12*	29,700	353
Kirkland’s*	13,896	329
La Quinta Holdings*	72,508	1,599
Lands’ End (A)*	10,458	564
La-Z-Boy, Cl Z	80,366	2,157
LGI Homes*	6,400	95
Libbey*	14,600	459
LKQ*	34,023	957
Loral Space & Communications*	6,500	511
Marriott Vacations Worldwide	34,944	2,605
Matthews International, Cl A	7,900	385
MDC Partners, Cl A	25,600	582
Meredith	20,129	1,093

Description	Shares	Market Value ($ Thousands)
Meritage Homes*	14,114	$508
Modine Manufacturing*	99,836	1,358
Motorcar Parts & Accesories*	9,889	307
Movado Group	2,500	71
National CineMedia	45,356	652
Nautilus*	40,829	620
New Media Investment Group	18,245	431
Office Depot*	66,335	569
Orbitz Worldwide*	47,734	393
Overstock.com*	12,100	294
Panera Bread, Cl A*	1,816	317
PetMed Express (A)	7,000	101
Pool	36,382	2,308
Popeyes Louisiana Kitchen*	21,122	1,189
Red Robin Gourmet Burgers*	21,431	1,650
Ruth’s Chris Steak House	34,809	522
Ryland Group	29,632	1,143
Shoe Carnival	25,021	643
Shutterfly*	16,847	702
Skechers U.S.A., Cl A*	20,521	1,134
Skullcandy*	8,300	76
SodaStream International*	21,800	439
Sonic	14,947	407
Sportsman’s Warehouse Holdings (A)*	54,267	397
Standard Motor Products	3,300	126
Stoneridge*	15,601	201
TAL Education Group ADR (A)*	19,337	543
Tempur-Pedic International*	14,136	776
Tenneco*	5,000	283
Tile Shop Holdings (A)*	40,761	362
Time	8,500	209
Titan International	58,100	618
Tower International*	10,000	255
TRI Pointe Homes*	4,400	67
Tuesday Morning (A)*	47,295	1,026
Universal Electronics*	14,680	955
Vail Resorts	22,938	2,090
Visteon*	3,203	342
Vitamin Shoppe*	18,128	881
VOXX International, Cl A*	37,400	328
Wolverine World Wide	34,220	1,008
World Wrestling Entertainment, Cl A	25,600	316
Zoe’s Kitchen (A)*	24,581	735

		72,005

Consumer Staples — 1.8%
Andersons	8,100	431
Cal-Maine Foods	5,827	227
Casey’s General Stores	16,146	1,458
Chefs’ Warehouse Holdings (A)*	21,911	505
Chiquita Brands International*	50,100	725
Dean Foods	24,727	479
Diamond Foods*	316	9
Freshpet (A)*	34,270	585
Lancaster Colony	2,800	262
Medifast*	12,533	421
Omega Protein*	31,900	337
Sanderson Farms (A)	13,500	1,134
Snyder’s-Lance	26,710	816
SpartanNash	3,800	99
Sprouts Farmers Market*	23,862	811
SUPERVALU*	58,800	570
TreeHouse Foods*	6,326	541

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Universal	2,400	$106
USANA Health Sciences*	2,000	205

		9,721

Energy — 3.7%
Abraxas Petroleum*	172,800	508
Alberta Oilsands*	184,500	22
Alon USA Energy	9,900	125
Approach Resources, Cl A (A)*	74,500	476
Basic Energy Services*	3,800	27
Bill Barrett (A)*	48,500	552
Bristow Group	10,441	687
Callon Petroleum*	14,800	81
CARBO Ceramics	19,700	789
Carrizo Oil & Gas*	21,042	875
Clayton Williams Energy*	400	26
Cloud Peak Energy*	19,100	175
Comstock Resources (A)	2,500	17
Delek US Holdings	2,700	74
Dril-Quip*	7,250	556
Forest Oil (A)*	62,500	14
Forum Energy Technologies*	43,330	898
Frontline (A)*	10,400	26
Geospace Technologies*	1,300	35
Green Plains	8,200	203
Helix Energy Solutions Group*	60,107	1,304
Key Energy Services*	199,900	334
Laredo Petroleum (A)*	24,304	252
Matador Resources (A)*	49,970	1,011
Matrix Service*	36,491	815
McDermott International (A)*	47,800	139
Nabors Industries	14,000	182
Navigator Holdings (A)*	9,500	200
Newpark Resources, Cl A*	22,500	215
North Atlantic Drilling (A)	10,700	17
Nuverra Environmental Solutions (A)*	44,100	245
Oasis Petroleum*	7,105	118
Oil States International*	23,848	1,166
Parker Drilling*	38,100	117
Patterson-UTI Energy	5,900	98
PBF Energy, Cl A	37,200	991
PetroQuest Energy*	32,500	122
Pioneer Energy Services*	38,700	214
Quicksilver Resources (A)*	144,600	29
Renewable Energy Group*	10,200	99
Resolute Energy*	27,300	36
REX American Resources*	10,000	620
Rosetta Resources*	24,230	541
Scorpio Tankers	78,600	683
StealthGas*	48,500	306
Superior Energy Services	16,249	327
Synergy Resources*	69,885	876
Tesco	19,100	245
TETRA Technologies*	20,400	136
Tidewater, Cl A	38,300	1,241
Triangle Petroleum (A)*	19,870	95
VAALCO Energy*	83,540	381
Vertex Energy (A)*	10,600	44
Western Refining	3,500	132
Whiting Petroleum*	0	0
Willbros Group*	23,100	145

		19,642

Financials — 19.6%
Agree Realty †	6,400	199

Description	Shares	Market Value ($ Thousands)
Altisource Residential †	4,400	$85
Ambac Financial Group*	4,700	115
American Capital Mortgage Investment †	7,800	147
American Equity Investment Life Holding	38,144	1,113
Ameris Bancorp	12,259	314
Argo Group International Holdings	14,760	819
Artisan Partners Asset Management, Cl A	1,880	95
Ashford Hospitality Trust †	4,400	46
Associated Estates Realty †	47,970	1,113
Astoria Financial	75,600	1,010
Banco Latinoamericano de Exportaciones, Cl E	6,300	190
Bancorp*	43,800	477
Bancorpsouth, Cl A (A)	47,639	1,072
Bank of the Ozarks (A)	27,753	1,052
Banner	39,889	1,716
BBCN Bancorp	61,170	880
BGC Partners, Cl A	45,900	420
Brandywine Realty Trust †	64,600	1,032
Capital Bank Financial, Cl A*	36,439	977
Capitol Federal Financial	100,590	1,286
Caretrust †	2,826	35
CatchMark Timber Trust, Cl A †	22,800	258
Cathay General Bancorp	2,700	69
Cedar Realty Trust †	45,400	333
Central Pacific Financial	76,357	1,642
Chatham Lodging Trust †	14,799	429
Chesapeake Lodging Trust †	34,790	1,295
City National	8,725	705
CNO Financial Group	93,535	1,611
Colony Financial †	12,846	306
Columbia Banking System	37,360	1,032
Cousins Properties, Cl A †	16,200	185
Cowen Group, Cl A*	22,400	107
Credit Acceptance, Cl A*	3,837	522
CubeSmart †	35,454	782
Customers Bancorp*	16,700	325
CyrusOne †	7,500	207
CYS Investments †	17,400	152
DiamondRock Hospitality †	75,820	1,127
DuPont Fabros Technology †	34,810	1,157
EastGroup Properties †	9,725	616
Employers Holdings	21,900	515
EPR Properties, Cl A	7,000	403
EverBank Financial, Cl A	64,340	1,226
Evercore Partners, Cl A	19,710	1,032
Excel Trust †	14,300	192
FBL Financial Group, Cl A	5,900	342
FBR*	21,975	540
Federated National Holding	13,700	331
FelCor Lodging Trust †	45,000	487
Fidelity & Guaranty Life	17,900	434
First American Financial	300	10
First BanCorp Puerto Rico*	148,445	871
First Cash Financial Services*	672	38
First Citizens BancShares, Cl A	800	202
First Commonwealth Financial	127,630	1,177
First Financial Bancorp	49,988	929
First Horizon National	109,067	1,481
First Interstate BancSystem, Cl A	20,348	566

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
First Midwest Bancorp	18,800	$322
First NBC Bank Holding *	2,300	81
First Niagara Financial Group	152,200	1,283
FNB (Pennsylvania)	47,100	627
FNFV Group *	10,300	162
Fulton Financial	95,220	1,177
FXCM, Cl A (A)	13,600	225
Geo Group †	21,300	860
Gramercy Property Trust †	60,300	416
Hanover Insurance Group, Cl A	18,900	1,348
Hatteras Financial †	7,900	146
HCI Group	5,400	234
Healthcare Realty Trust †	500	14
HFF, Cl A	4,000	144
Highwoods Properties	27,400	1,213
HomeStreet	1,300	23
Horace Mann Educators, Cl A	22,800	757
IBERIABANK	28,932	1,876
Infinity Property & Casualty	2,100	162
Inland Real Estate †	33,900	371
International Bancshares	2,900	77
Investment Technology Group *	59,064	1,230
Investors Bancorp	17,500	196
Investors Real Estate Trust †	4,500	37
Janus Capital Group (A)	76,155	1,228
Jones Lang LaSalle	4,360	654
Kemper, Cl A	5,800	209
Kennedy-Wilson Holdings	27,485	695
Kite Realty Group Trust †	27,799	799
LaSalle Hotel Properties †	6,800	275
Lexington Realty Trust †	178,533	1,960
LTC Properties †	5,100	220
Mack-Cali Realty †	39,885	760
Maiden Holdings	37,500	480
Manning & Napier, Cl A	16,200	224
MarketAxess Holdings	6,713	481
Meadowbrook Insurance Group	56,100	475
Medical Properties Trust †	133,566	1,841
Medley Management, Cl A (A)	11,200	165
MGIC Investment *	120,400	1,122
Montpelier Re Holdings	12,800	459
National Health Investors †	17,250	1,207
Navigators Group *	1,600	117
NBT Bancorp	8,600	226
Nelnet, Cl A	15,800	732
Northfield Bancorp	25,350	375
OFG Bancorp (A)	132,676	2,209
Old National Bancorp, Cl A	59,575	887
On Deck Capital *	2,482	56
Opus Bank *	16,254	461
PacWest Bancorp	9,343	425
Parkway Properties †	38,313	705
Pebblebrook Hotel Trust †	18,053	824
Pennsylvania †	31,384	736
Pinnacle Financial Partners	5,500	217
Piper Jaffray *	1,800	105
Platinum Underwriters Holdings	7,300	536
Popular *	17,400	592
Potlatch	6,377	267
Primerica	2,900	157
PrivateBancorp, Cl A	5,300	177
Prosperity Bancshares	2,100	116
Provident Financial Services	8,000	145

Description	Shares	Market Value ($ Thousands)
PS Business Parks	6,400	$509
Radian Group (A)	81,451	1,362
RAIT Financial Trust (A)†	89,473	686
Ramco-Gershenson Properties †	21,000	394
RCS Capital, Cl A (A)	7,000	86
RLI	21,254	1,050
RLJ Lodging Trust †	9,800	329
Rouse Properties (A)†	18,600	344
Ryman Hospitality Properties (A)	21,500	1,134
Sabra Health Care †	20,200	613
Select Income †	1,900	46
Selective Insurance Group	18,000	489
Signature Bank NY, Cl B *	7,021	884
South State	12,892	865
Sovran Self Storage †	9,900	864
Springleaf Holdings, Cl A *	9,404	340
STAG Industrial †	6,400	157
StanCorp Financial Group	18,060	1,262
Starwood Property Trust (A)†	9,400	218
State Bank Financial	11,700	234
Stewart Information Services	22,926	849
Stifel Financial *	33,002	1,684
Strategic Hotels & Resorts *†	33,000	437
Summit Hotel Properties †	1,800	22
Sunstone Hotel Investors †	82,943	1,369
Susquehanna Bancshares	3,600	48
SVB Financial Group, Cl B *	8,141	945
Symetra Financial	40,058	923
Synovus Financial	47,701	1,292
TCF Financial	116,780	1,856
Texas Capital Bancshares *	15,864	862
THL Credit	9,800	115
Tree.com *	6,980	337
Two Harbors Investment †	14,700	147
Umpqua Holdings	3,100	53
United Community Banks	85,228	1,614
United Insurance Holdings	18,000	395
Universal Insurance Holdings	19,400	397
ViewPoint Financial Group	7,400	177
Virtus Investment Partners	600	102
Webster Financial	47,850	1,557
Western Alliance Bancorp *	55,463	1,542
Winthrop Realty Trust †	13,800	215
Wintrust Financial	26,750	1,251
World Acceptance (A)*	6,631	527
WSFS Financial	2,200	169

		104,880

Health Care — 16.2%
ABIOMED *	9,696	369
Acadia Healthcare, Cl A (A)*	42,475	2,600
Accuray (A)*	84,700	639
Achillion Pharmaceuticals *	24,422	299
Acorda Therapeutics *	4,200	172
Addus HomeCare *	19,533	474
Adeptus Health, Cl A *	8,972	336
Aerie Pharmaceuticals *	40,100	1,171
Affymetrix, Cl A (A)*	21,100	208
Agios Pharmaceuticals (A)*	5,691	638
Akorn *	69,610	2,520
Alere *	4,400	167
Align Technology *	12,334	690
AMAG Pharmaceuticals *	8,012	341
Amicus Therapeutics *	54,096	450

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AMN Healthcare Services*	4,700	$92
Amsurg*	53,050	2,903
Analogic	6,850	580
Angiodynamics*	24,927	474
ANI Pharmaceuticals*	14,952	843
Anika Therapeutics*	18,700	762
Aratana Therapeutics*	40,031	713
Arrowhead Research (A)*	37,800	279
Avanir Pharmaceuticals, Cl A*	9,400	159
BioCryst Pharmaceuticals (A)*	19,400	236
BioDelivery Sciences International (A)*	62,490	751
Bluebird Bio*	9,945	912
Brookdale Senior Living, Cl A*	8,907	327
Cambrex*	27,600	597
Cantel Medical	3,550	154
Cardiovascular Systems*	18,937	570
Celldex Therapeutics, Cl A (A)*	21,447	391
Cempra*	20,974	493
Centene*	6,178	642
Cepheid*	8,466	458
Cerus*	58,454	365
Charles River Laboratories International*	27,653	1,760
Community Health Systems*	22,029	1,188
Conmed	11,700	526
Cross Country Healthcare*	8,400	105
Cynosure, Cl A*	11,825	324
Depomed*	51,583	831
DexCom*	27,979	1,540
Dyax*	25,423	357
Emergent Biosolutions*	53,480	1,456
Enanta Pharmaceuticals*	11,033	561
Endocyte (A)*	20,900	131
Endologix*	23,241	355
Ensign Group	8,100	360
Esperion Therapeutics*	11,724	474
Exact Sciences*	11,352	312
ExamWorks Group (A)*	22,814	949
Five Star Quality Care*	16,584	69
Gentiva Health Services*	10,000	191
Globus Medical, Cl A*	61,840	1,470
Greatbatch*	35,430	1,747
GW Pharmaceuticals PLC ADR (A)*	4,166	282
Halozyme Therapeutics (A)*	5,700	55
Health Net, Cl A*	17,977	962
HealthSouth	53,885	2,072
HeartWare International*	8,686	638
ICON*	12,337	629
ICU Medical*	8,520	698
Idera Pharmaceuticals (A)*	43,600	192
ImmunoGen (A)*	5,000	31
Impax Laboratories*	34,820	1,103
Insmed*	37,150	575
Insulet*	16,458	758
Integra LifeSciences Holdings*	23,200	1,258
Invacare	800	13
Isis Pharmaceuticals (A)*	33,009	2,038
Jazz Pharmaceuticals*	4,050	663
Juno Therapeutics*	2,541	133
K2M Group Holdings*	23,852	498
Karyopharm Therapeutics (A)*	7,314	274
Kindred Healthcare	17,659	321
Kite Pharma*	6,285	362

Description	Shares	Market Value ($ Thousands)
KYTHERA Biopharmaceuticals (A)*	7,418	$257
Lannett*	15,200	652
LDR Holding*	51,965	1,703
Ligand Pharmaceuticals*	15,460	823
Luminex*	3,600	68
MacroGenics*	10,228	359
Magellan Health*	9,836	590
Merrimack Pharmaceuticals*	38,764	438
Molina Healthcare*	23,677	1,267
Momenta Pharmaceuticals*	17,000	205
MWI Veterinary Supply*	6,400	1,087
Myriad Genetics*	8,600	293
Natus Medical*	17,400	627
Nektar Therapeutics*	1,000	15
Nevro*	7,241	280
NewLink Genetics (A)*	5,001	199
Novavax*	68,100	404
NPS Pharmaceuticals*	20,419	730
NuVasive*	7,033	332
Omeros*	14,477	359
Omnicell*	9,919	328
Ophthotech (A)*	20,422	916
Oramed Pharmaceuticals (A)*	28,190	129
OraSure Technologies*	34,500	350
Orexigen Therapeutics (A)*	64,003	388
Orthofix International*	11,000	331
Otonomy*	10,327	344
Pacific Biosciences of California*	6,700	53
Pacira Pharmaceuticals*	10,571	937
Parexel International*	7,810	434
Pernix Therapeutics Holdings (A)*	59,392	558
PharMerica*	50,106	1,038
Phibro Animal Health, Cl A	10,327	326
POZEN*	21,400	171
Premier, Cl A*	21,325	715
Prestige Brands Holdings, Cl A*	36,600	1,271
Progenics Pharmaceuticals*	54,846	415
Providence Service*	9,392	342
PTC Therapeutics*	8,441	437
Puma Biotechnology*	6,483	1,227
RadNet*	50,514	431
Receptos*	7,591	930
Relypsa*	24,820	764
Repligen*	17,593	348
Repros Therapeutics*	6,300	63
Revance Therapeutics*	10,828	183
Rigel Pharmaceuticals*	32,400	74
Sage Therapeutics*	11,584	424
Select Medical Holdings	28,900	416
Sirona Dental Systems, Cl A*	8,369	731
Spectranetics (A)*	19,097	660
STERIS, Cl A	19,547	1,268
Supernus Pharmaceuticals*	15,000	125
Surgical Care Affiliates*	11,153	375
SurModics*	800	18
Symmetry Surgical*	5,675	44
Synageva BioPharma, Cl A (A)*	4,782	444
Tandem Diabetes Care (A)*	9,362	119
Team Health Holdings*	21,729	1,250
TESARO (A)*	11,332	421
Tetraphase Pharmaceuticals*	26,057	1,035

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
TG Therapeutics*	29,444	$466
TherapeuticsMD*	14,200	63
Trinity Biotech ADR	7,000	122
Ultragenyx Pharmaceutical (A)*	5,431	238
WellCare Health Plans*	15,118	1,241
XenoPort*	5,000	44
Zeltiq Aesthetics*	16,318	455
ZS Pharma*	8,376	348

		86,534

Industrials — 14.1%
AAON	5,800	130
AAR	27,106	753
Acacia Research	29,200	495
ACCO Brands*	98,500	887
Actuant, Cl A	52,825	1,439
Acuity Brands	2,518	353
Aegean Marine Petroleum Network	9,900	139
Aegion, Cl A*	9,800	182
Aerovironment*	7,500	204
AGCO	7,397	334
Air Transport Services Group*	20,800	178
Aircastle	7,800	167
Albany International, Cl A	2,200	84
American Woodmark*	5,300	214
Apogee Enterprises	30,097	1,275
ArcBest	6,400	297
Argan	8,800	296
Astronics, Cl B*	1,476	81
Astronics*	26,226	1,451
Atlas Air Worldwide Holdings*	26,714	1,317
Barnes Group	28,240	1,045
Beacon Roofing Supply*	11,768	327
Blount International*	7,300	128
Brady, Cl A	8,000	219
Carlisle	13,620	1,229
Celadon Group	6,800	154
CIRCOR International	5,200	314
Clarcor	12,020	801
Corporate Executive Board	10,404	755
Curtiss-Wright	22,580	1,594
Deluxe	20,534	1,278
Ducommun*	6,500	164
DXP Enterprises*	1,700	86
Dycom Industries*	54,775	1,922
EMCOR Group	30,468	1,356
EnerSys (A)	17,006	1,050
Engility Holdings*	23,453	1,004
Esterline Technologies*	10,504	1,152
Exponent	2,200	181
Forward Air	20,480	1,032
FreightCar America, Cl A	38,344	1,009
FTI Consulting*	7,100	274
G&K Services	13,626	965
Generac Holdings (A)*	7,600	355
Genesee & Wyoming, Cl A*	11,412	1,026
Gibraltar Industries*	5,464	89
Global Brass & Copper Holdings	5,700	75
Global Power Equipment Group	39,100	540
GrafTech International*	61,700	312
Great Lakes Dredge & Dock	102,700	879
H&E Equipment Services	50,942	1,431
Hawaiian Holdings (A)*	32,650	851
Healthcare Services Group	34,000	1,052

Description	Shares	Market Value ($ Thousands)
Heartland Express	9,128	$247
Hexcel, Cl A*	26,711	1,108
Hub Group, Cl A*	8,398	320
Huron Consulting Group*	17,520	1,198
Hyster-Yale Materials Handling	15,100	1,105
ICF International, Cl A*	4,900	201
IDEX	14,362	1,118
JetBlue Airways (A)*	47,800	758
John Bean Technologies, Cl A	32,540	1,069
KAR Auction Services	4,700	163
KBR	15,800	268
Kelly Services, Cl A	10,000	170
Kennametal	27,500	984
Keyw Holding, Cl A (A)*	8,337	86
Kforce	1,200	29
Kirby*	12,455	1,006
Knight Transportation	26,454	890
Korn/Ferry International*	9,900	285
Kratos Defense & Security Solutions*	8,900	45
Lincoln Electric Holdings	14,839	1,025
Lindsay (A)	6,713	576
LMI Aerospace*	11,400	161
Marten Transport	3,200	70
Meritor*	64,005	970
MFC Industrial	26,300	186
Middleby*	11,468	1,137
Mobile Mini	13,747	557
Moog, Cl A*	6,600	489
MRC Global*	4,200	64
MSA Safety	1,200	64
MYR Group*	19,200	526
Navigant Consulting*	8,600	132
NN, Cl A	1,600	33
Old Dominion Freight Line, Cl A*	5,068	394
Orbital Sciences*	4,400	118
Orion Marine Group*	15,300	169
Patrick Industries*	8,408	370
Performant Financial*	3,500	23
PGT*	21,169	204
Primoris Services	64,511	1,499
Quality Distribution*	9,200	98
Rand Logistics*	24,500	97
RBC Bearings	10,674	689
Republic Airways Holdings*	6,400	93
Rexnord*	38,320	1,081
Rush Enterprises, Cl A*	19,765	633
Safe Bulkers (A)	35,100	137
Saia*	23,092	1,278
Scorpio Bulkers (A)*	64,000	126
Spirit AeroSystems Holdings, Cl A*	26,900	1,158
Spirit Airlines*	3,830	289
Standex International	9,386	725
Steelcase, Cl A	46,600	836
Swift Transportation, Cl A (A)*	83,961	2,404
Taser International (A)*	15,361	407
Titan Machinery (A)*	44,787	624
Trex*	10,319	439
TriNet Group*	11,117	348
Triumph Group	15,000	1,008
TrueBlue*	72,685	1,617
Tutor Perini*	15,400	371
Unifirst	1,100	134

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
United Rentals*	7,194	$734
US Ecology	10,484	421
USG (A)*	22,065	618
Valmont Industries (A)	7,116	904
Wabash National*	54,309	671
Wesco Aircraft Holdings*	21,600	302
WESCO International*	13,730	1,046
Woodward	7,059	347
XPO Logistics*	10,427	426
YRC Worldwide (A)*	9,000	202

		75,005

Information Technology — 18.8%
ACI Worldwide*	43,490	877
Advanced Energy Industries*	3,700	88
Alliance Data Systems*	106	30
Alliance Fiber Optic Products	25,400	369
Amkor Technology*	45,700	324
Anixter International*	3,800	336
Arista Networks (A)*	4,214	256
ARRIS Group*	10,212	308
Aruba Networks*	17,806	324
Aspen Technology*	58,189	2,038
AVG Technologies*	24,208	478
Barracuda Networks*	9,352	335
Belden	8,211	647
Benchmark Electronics*	32,704	832
Black Box	18,300	437
Blackbaud, Cl A	21,360	924
Blucora*	2,800	39
Brightcove*	8,700	68
Brooks Automation	57,414	732
Cabot Microelectronics*	5,300	251
CACI International, Cl A*	13,600	1,172
Cadence Design Systems*	17,195	326
Calix*	56,743	569
Callidus Software*	66,192	1,081
Cavium (A)*	37,368	2,310
CDW	7,535	265
Checkpoint Systems*	1,700	23
Ciber*	83,100	295
Ciena (A)*	35,314	685
Clearfield (A)*	2,900	36
Cognex*	1,800	74
Computer Task Group	22,000	210
comScore*	5,300	246
Comtech Telecommunications	900	28
Comverse*	3,800	71
Constant Contact*	9,300	341
Cornerstone OnDemand (A)*	19,418	684
CoStar Group*	3,124	573
Cray*	35,970	1,240
Cypress Semiconductor	26,268	375
Daktronics	6,700	84
Dealertrack Technologies*	62,956	2,790
Demand Media*	6,000	37
Demandware (A)*	16,984	977
Digi International*	37,600	349
Digital River*	6,200	153
Diodes*	13,600	375
Dot Hill Systems*	54,700	242
Electronics For Imaging*	23,670	1,014
Emulex*	37,300	211
Endurance International Group Holdings*	18,566	342

Description	Shares	Market Value ($ Thousands)
Entegris*	125,169	$1,654
Entropic Communications*	23,000	58
Envestnet*	37,719	1,853
EPAM Systems*	6,000	286
Euronet Worldwide*	20,456	1,123
Exar*	39,900	407
ExlService Holdings*	1,900	55
Extreme Networks*	84,000	297
Fabrinet*	20,600	366
Fairchild Semiconductor International*	61,524	1,039
FARO Technologies*	6,950	436
FEI	3,771	341
Finisar*	8,000	155
FormFactor*	49,754	428
Fortinet*	37,785	1,158
Global Cash Access Holdings*	45,300	324
Guidewire Software, Cl Z (A)*	29,094	1,473
Harmonic, Cl A*	28,400	199
Hutchinson Technology*	43,650	153
iGATE*	5,700	225
Immersion*	4,195	40
Imperva*	9,750	482
Infinera*	30,254	445
Infoblox*	46,538	941
Inphi*	19,735	365
Insight Enterprises*	19,500	505
Integrated Device Technology*	71,026	1,392
Interactive Intelligence Group*	8,532	409
International Rectifier*	1,600	64
Intersil, Cl A	173,867	2,516
Intralinks Holdings, Cl A*	31,279	372
Jabil Circuit	12,800	279
Kofax*	36,200	254
Lattice Semiconductor*	159,625	1,100
Littelfuse	11,046	1,068
LivePerson*	3,000	42
LogMeIn*	16,880	833
M*	13,250	414
Manhattan Associates*	17,600	717
Marketo*	9,628	315
MAXIMUS	24,084	1,321
Mellanox Technologies (A)*	17,738	758
Mentor Graphics	93,992	2,060
Methode Electronics	22,100	807
MicroStrategy, Cl A*	1,973	320
Monolithic Power Systems	19,153	953
Monotype Imaging Holdings	13,300	383
NetScout Systems*	3,700	135
New Relic*	2,378	83
Newport*	4,100	78
NIC	7,300	131
Nimble Storage (A)*	27,013	743
OmniVision Technologies*	62,200	1,617
ON Semiconductor*	31,929	323
Orbotech*	22,000	326
OSI Systems*	10,400	736
Pandora Media*	29,872	533
PDF Solutions*	6,600	98
Pegasystems	3,400	71
Photronics*	101,608	844
Plantronics	25,020	1,327
Plexus*	19,914	821
Polycom*	10,800	146
PRGX Global*	34,900	200

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Procera Networks*	10,000	$72
PTC*	23,126	848
Qlik Technologies*	48,300	1,492
QLogic*	17,400	232
Quality Systems	13,700	214
Qualys*	1,200	45
RF Micro Devices, Cl A (A)*	70,302	1,166
Rogers*	17,291	1,408
Ruckus Wireless*	130,172	1,565
Saba Software*	7,000	57
Sanmina*	18,500	435
Sapient*	11,800	294
Scansource*	3,700	149
Science Applications International	3,200	158
ShoreTel*	23,600	173
Shutterstock (A)*	9,171	634
Silicon Graphics International*	59,900	681
Silicon Image*	120,800	667
Silicon Laboratories*	12,619	601
SolarWinds*	21,226	1,058
Sonus Networks*	71,500	284
Spansion, Cl A*	38,285	1,310
SPS Commerce*	18,348	1,039
SS&C Technologies Holdings	15,057	881
Stamps.com*	9,955	478
SunEdison*	18,465	360
Super Micro Computer*	31,558	1,101
Sykes Enterprises*	8,200	192
Synaptics*	17,493	1,204
Synchronoss Technologies*	7,198	301
SYNNEX	13,827	1,081
Tableau Software, Cl A (A)*	13,407	1,136
Take-Two Interactive Software, Cl A*	8,200	230
Tech Data*	14,980	947
TeleTech Holdings*	2,700	64
Tessera Technologies	16,269	582
TriQuint Semiconductor*	8,400	231
TrueCar*	13,693	314
TubeMogul*	17,699	399
Tyler Technologies*	300	33
Ultimate Software Group*	7,824	1,149
Ultra Clean Holdings*	8,400	78
Ultratech*	4,700	87
Unisys*	26,995	796
Varonis Systems*	11,406	374
Vasco Data Security International*	12,146	343
VeriFone Holdings*	30,585	1,138
Verint Systems*	29,977	1,747
Virtusa*	5,000	208
Vishay Intertechnology	66,162	936
WEX*	10,724	1,061
Xcerra*	117,834	1,079
Zebra Technologies, Cl A*	11,005	852

		100,232

Materials — 3.4%
Advanced Emissions Solutions*	4,300	98
AK Steel Holding (A)*	133,875	795
American Vanguard, Cl B	14,400	167
Axiall	5,000	212
Balchem	19,787	1,319
Berry Plastics Group*	66,481	2,097
Boise Cascade*	28,126	1,045

Description	Shares	Market Value ($ Thousands)
Calgon Carbon*	9,100	$189
Carpenter Technology	2,700	133
Century Aluminum*	11,348	277
Commercial Metals, Cl A	63,990	1,042
Ferro*	38,900	504
FutureFuel	3,700	48
Globe Specialty Metals	12,500	215
Gold Resource (A)	14,800	50
Graphic Packaging Holding*	18,400	251
H.B. Fuller	13,560	604
Headwaters, Cl A*	61,310	919
Innophos Holdings	2,500	146
Innospec	300	13
Kaiser Aluminum	6,633	474
KapStone Paper and Packaging	4,800	141
Kraton Performance Polymers*	3,700	77
Landec*	26,200	362
Louisiana-Pacific (A)*	24,152	400
LSB Industries*	7,500	236
Materion	4,100	145
Minerals Technologies	4,475	311
Myers Industries	1,400	25
Novagold Resources*	46,300	137
PolyOne	36,031	1,366
Quaker Chemical	10,301	948
Schulman A	9,100	369
Senomyx (A)*	11,900	71
Sensient Technologies	18,660	1,126
US Concrete*	11,472	326
US Silica Holdings (A)	25,708	660
Worthington Industries	26,520	798

		18,096

Telecommunication Services — 0.3%
Inteliquent	12,600	247
Intelsat*	1,600	28
Iridium Communications*	33,151	323
magicJack VocalTec (A)*	11,200	91
RingCentral, Cl A*	49,281	735
Vonage Holdings*	61,400	234

		1,658

Utilities — 2.4%
ALLETE	47,063	2,595
American States Water	12,400	467
Cadiz (A)*	22,500	252
California Water Service Group, Cl A	1,900	47
Chesapeake Utilities	3,200	159
Cleco	8,200	447
Dynegy, Cl A*	28,120	854
Empire District Electric	19,200	571
Idacorp, Cl A	1,300	86
Laclede Group	500	26
New Jersey Resources	8,700	532
NorthWestern	19,145	1,083
Otter Tail	5,500	170
Piedmont Natural Gas	5,600	221
PNM Resources	76,546	2,268
Portland General Electric	4,800	182
South Jersey Industries, Cl A	12,840	757
Southwest Gas	2,000	124

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

December 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
UIL Holdings	40,060	$1,744

		12,585

Total Common Stock (Cost $421,485) ($ Thousands)		500,358

EXCHANGE TRADED FUNDS — 0.2%
iShares Russell 2000 Value ETF	11,100	1,129
Total Exchange Traded Funds (Cost $1,082) ($ Thousands)		1,129

	Number of Rights

RIGHTS — 0.0%
Allos Therapeutics*	45,500	—
Furiex Pharmaceuticals—CVR*	300	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 7.5%
SEI Liquidity Fund, L.P.
0.100%**†† (B)	39,761,221	39,761

Total Affiliated Partnership (Cost $39,761) ($ Thousands)		39,761

CASH EQUIVALENT — 7.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	41,033,400	41,033

Total Cash Equivalent (Cost $41,033) ($ Thousands)		41,033

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.061%, 05/28/15	$836	836
0.043%, 03/05/15	783	783

Total U.S. Treasury Obligations (Cost $1,619) ($ Thousands)		1,619

Total Investments — 109.4% (Cost $504,980) ($ Thousands) ‡‡		$583,900

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	150	Mar-2015	$846

			$846

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $533,855 ($Thousands).

*	Non-income producing security.

** Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

†† Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $38,328 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan. The total market value of such securities as of December 31, 2014 was $39,761 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR	— American Depositary Receipt

Cl	— Class

ETF	— Exchange Traded Fund

L.P.	— Limited Partnership

PLC	— Public Limited Company

‡‡ At December 31, 2014, the tax basis cost of the Fund’s investments was $504,980 ($ Thousands), and the unrealized appreciation and depreciation were $89,621 ($ Thousands) and ($10,701) ($ Thousands) respectively

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$500,358	$—	$—	$500,358
Exchange Traded Fund	1,129	—	—	1,129
Rights	—	—	—	—
Cash Equivalent	41,033	—	—	41,033
Affiliated Partnership	—	39,761	—	39,761
U.S. Treasury Obligations	—	1,619	—	1,619

Total Investments in Securities	$542,520	$41,380	$—	$583,900

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$846	$—	$—	$846

Total Other Financial Instruments	$846	$—	$—	$846

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0% ‡

Consumer Discretionary — 9.1%
American Axle & Manufacturing Holdings*	17,100	$386
American Eagle Outfitters (A)	36,134	502
Arctic Cat	22,354	794
Big 5 Sporting Goods	14,100	206
Big Lots	23,090	924
Bravo Brio Restaurant Group*	1,239	17
Bright Horizons Family Solutions*	13,590	639
Brinker International	21,600	1,268
Brunswick	14,420	739
Cabela’s*	9,457	498
Callaway Golf (A)	71,051	547
Children’s Place	9,465	539
Core-Mark Holding, Cl A	7,613	471
CROCS*	28,500	356
CSS Industries	24,100	666
Dana Holding	51,795	1,126
Destination XL Group*	42,600	233
Ethan Allen Interiors (A)	27,334	846
Express*	35,074	515
Finish Line, Cl A	13,100	318
Genesco*	8,530	654
Gentherm*	11,200	410
GNC Holdings, Cl A	5,400	254
Haverty Furniture	6,600	145
Hyatt Hotels, Cl A*	3,000	180
Journal Communications, Cl A*	74,900	856
K12*	61,300	727
Krispy Kreme Doughnuts*	51,557	1,018
La Quinta Holdings*	30,267	668
La-Z-Boy, Cl Z	16,340	439
LGI Homes (A)*	18,100	270
Libbey*	40,900	1,286
Marriott Vacations Worldwide	7,830	584
Matthews International, Cl A	36,649	1,784
MDC Partners, Cl A	71,400	1,622
Men’s Wearhouse	9,629	425
Meredith	12,010	653
NACCO Industries, Cl A	6,900	410
Office Depot*	41,000	352
Outerwall*	4,600	346
Oxford Industries, Cl A	4,707	260
Pep Boys-Manny Moe & Jack*	33,270	327
Pier 1 Imports	14,047	216
Pool	10,040	637
Popeyes Louisiana Kitchen*	7,688	432
Rent-A-Center (A)	22,000	799
Ryland Group	15,845	611
Sally Beauty Holdings*	16,957	521
Scientific Games, Cl A (A)*	25,803	328
Select Comfort*	19,747	534
Shoe Carnival	16,100	414
Smith & Wesson Holding (A)*	34,100	323
Stage Stores	21,300	441
Standard Motor Products	17,300	660
Starwood Hotels & Resorts Worldwide	1,850	150
Stoneridge*	23,900	307
TRI Pointe Homes*	12,300	188
Universal Electronics*	7,690	500

Description	Shares	Market Value ($ Thousands)
Vail Resorts	13,024	$1,187
Vera Bradley*	12,833	261
Vitamin Shoppe*	12,100	588
Wolverine World Wide	40,205	1,185

		35,542

Consumer Staples — 2.3%
Casey’s General Stores	4,103	370
Chiquita Brands International*	43,400	627
Darling Ingredients*	72,083	1,309
Fresh Del Monte Produce	19,500	654
Ingles Markets, Cl A	28,600	1,061
J&J Snack Foods	7,205	784
Roundy’s*	22,600	109
Snyder’s-Lance	24,808	758
SpartanNash	58,865	1,539
TreeHouse Foods*	5,702	488
Universal (A)	19,100	840
USANA Health Sciences*	2,600	267
Weis Markets	4,700	225

		9,031

Energy — 4.4%
Alon USA Energy	32,500	412
Approach Resources, Cl A (A)*	208,800	1,334
Bill Barrett (A)*	135,700	1,546
Bonanza Creek Energy*	11,995	288
Carrizo Oil & Gas*	8,738	363
Cloud Peak Energy*	53,400	490
Delek US Holdings	11,300	308
Diamondback Energy, Cl A*	5,448	326
Energy XXI (A)	30,252	99
Exterran Holdings	15,670	511
Forum Energy Technologies*	20,560	426
GasLog	5,771	117
Green Plains	18,900	468
Helix Energy Solutions Group*	41,815	907
Hercules Offshore (A)*	197,200	197
Key Energy Services*	30,782	51
McDermott International (A)*	153,883	448
Navigator Holdings*	26,600	560
Newpark Resources, Cl A*	37,200	355
North Atlantic Drilling (A)	29,800	49
Northern Oil And Gas (A)*	60,300	341
Nuverra Environmental
Solutions (A)*	123,400	685
Oasis Petroleum*	16,396	271
Oil States International*	9,020	441
Parker Drilling*	113,000	347
PDC Energy, Cl A*	7,455	308
Resolute Energy*	76,000	100
Ring Energy (A)*	15,557	163
Rosetta Resources*	29,164	651
Scorpio Tankers (A)	220,000	1,912
StealthGas*	135,900	858
Superior Energy Services	26,900	542
TETRA Technologies*	116,065	775
TGC Industries*	26,435	57
Unit*	10,900	372
VAALCO Energy*	7,000	32
Warren Resources*	117,300	189

		17,299

Financials — 39.2% ‡
1st Source	27,800	954

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Acadia Realty Trust †	26,105	$836
Agree Realty †	8,280	257
Alexandria Real Estate Equities †	4,200	373
American Assets Trust †	21,020	837
American Campus Communities †	15,170	627
American Capital Mortgage Investment †	21,800	411
American Equity Investment Life Holding	25,000	730
American National Bankshares	850	21
Ameris Bancorp	1,594	41
AmTrust Financial Services (A)	11,500	647
Anworth Mortgage Asset †	61,400	322
Apartment Investment & Management, Cl A	9,953	370
Arrow Financial	2,268	62
Ashford (A)*	708	66
Ashford Hospitality Prime †	3,860	66
Ashford Hospitality Trust †	61,600	646
Aspen Insurance Holdings	9,700	425
Associated Estates Realty †	25,130	583
Astoria Financial	50	1
AvalonBay Communities	3,669	600
BancFirst	2,100	133
Banco Latinoamericano de Exportaciones, Cl E	35,700	1,075
Bancorpsouth, Cl A (A)	13,850	312
Bank of Marin Bancorp	1,600	84
Bank of the Ozarks (A)	22,875	867
BankFinancial	1,900	22
BankUnited	21,249	616
Banner	3,450	148
BBCN Bancorp	40,200	578
Beneficial Mutual Bancorp*	2,750	34
Berkshire Hills Bancorp	13,600	363
BioMed Realty Trust (A)†	22,350	481
BlackRock Kelso Capital	52,500	430
Blackstone Mortgage Trust, Cl A †	18,579	541
BNC Bancorp	5,450	94
Boston Private Financial Holdings	97,624	1,315
Boston Properties	3,335	429
Brandywine Realty Trust †	90,310	1,443
Bridge Capital Holdings*	900	20
Brixmor Property Group	8,350	207
Brookline Bancorp, Cl A	15,050	151
Bryn Mawr Bank	2,400	75
C&F Financial	100	4
Camden National	12,600	502
Capitol Federal Financial	58,105	743
Capstead Mortgage †	48,900	601
Cardinal Financial	17,835	354
CatchMark Timber Trust, Cl A †	63,500	719
Cathay General Bancorp	3,500	90
CBL & Associates Properties †	37,500	728
Cedar Realty Trust †	105,000	771
Central Pacific Financial	74,250	1,596
Chemical Financial	5,650	173
Chesapeake Lodging Trust †	16,130	600
CNB Financial	2,850	53
CNO Financial Group	186,495	3,211
CoBiz Financial	58,317	766
Columbia Banking System	22,230	614
Community Bank System	950	36

Description	Shares	Market Value ($ Thousands)
Community Trust Bancorp	15,130	$554
Corporate Office Properties Trust †	27,293	774
CubeSmart †	18,800	415
Customers Bancorp*	46,900	913
CVB Financial	3,000	48
CYS Investments †	70,300	613
DDR †	16,350	300
Dime Community Bancshares	2,200	36
Douglas Emmett †	28,690	815
Duke Realty †	14,230	287
DuPont Fabros Technology (A)†	41,545	1,381
Dynex Capital †	49,200	406
Eagle Bancorp*	40,882	1,452
East West Bancorp	21,540	834
EastGroup Properties †	7,165	454
Education Realty Trust †	35,620	1,303
Employers Holdings	82,476	1,939
Endurance Specialty Holdings	18,546	1,110
Enterprise Bancorp	1,450	37
Enterprise Financial Services	3,000	59
EPR Properties, Cl A	11,030	636
Equity Commonwealth †	18,100	465
Equity Lifestyle Properties †	4,800	247
Equity One, Cl A †	23,643	600
Equity Residential	9,250	665
Essex Property Trust	1,159	239
EverBank Financial, Cl A	47,860	912
Evercore Partners, Cl A	10,250	537
Excel Trust †	40,000	536
Extra Space Storage †	2,550	150
Ezcorp, Cl A (A)*	11,400	134
FBR*	35,200	866
Federal Agricultural Mortgage, Cl C	13,150	399
Federated Investors, Cl B (A)	11,864	391
FelCor Lodging Trust †	125,400	1,357
Fidelity & Guaranty Life	50,000	1,213
Fidelity Southern	6,162	99
Financial Institutions	1,850	46
First Bancorp	4,150	77
First BanCorp Puerto Rico*	31,500	185
First Busey	14,800	96
First Business Financial Services	1,400	67
First Citizens BancShares, Cl A	1,000	253
First Commonwealth Financial	78,200	721
First Community Bancshares	24,895	410
First Defiance Financial	2,650	90
First Financial	3,200	114
First Horizon National	46,399	630
First Interstate BancSystem, Cl A	22,900	637
First Merchants	9,650	220
First Midwest Bancorp	60,645	1,038
First NBC Bank Holding*	8,820	310
FirstMerit, Cl A	9,605	181
Flagstar Bancorp*	4,550	72
Flushing Financial	50,925	1,032
FNB (Pennsylvania)	20,500	273
FNFV Group*	28,700	452
Forest City Enterprises, Cl A*	25,105	535
Fulton Financial	109,800	1,357
FXCM, Cl A (A)	66,835	1,107
General Growth Properties	10,382	292
Geo Group †	42,800	1,727

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
German American Bancorp	2,650	$81
Glacier Bancorp, Cl A	33,885	941
Gladstone Commercial †	27,400	470
Gramercy Property Trust †	168,000	1,159
Great Southern Bancorp	3,050	121
Green Bancorp*	2,050	25
Guaranty Bancorp	1,150	17
Hancock Holding, Cl A	34,024	1,044
Hanover Insurance Group, Cl A	58,623	4,181
Hatteras Financial †	49,000	903
HCP †	12,612	555
Health Care	9,430	714
Heartland Financial USA	4,000	108
Hercules Technology Growth Capital, Cl A	38,400	571
Heritage Commerce	3,100	27
Highwoods Properties	35,210	1,559
Home BancShares	26,160	841
Home Loan Servicing Solutions	27,300	533
Horace Mann Educators, Cl A	52,409	1,739
Horizon Bancorp	2,175	57
Hospitality Properties Trust	12,900	400
Host Hotels & Resorts	19,206	457
IBERIABANK	27,433	1,779
Independent Bank	4,200	167
Infinity Property & Casualty	10,809	835
Inland Real Estate †	17,700	194
International Bancshares	31,455	835
Investors Bancorp	126,984	1,425
Janus Capital Group (A)	68,300	1,102
Kemper, Cl A	16,200	585
Kennedy-Wilson Holdings	43,200	1,093
Kilroy Realty †	1,800	124
Kimco Realty †	11,100	279
Kite Realty Group Trust †	9,600	276
Ladder Capital, Cl A *†	2,350	46
Lakeland Financial	2,000	87
LaSalle Hotel Properties †	25,720	1,041
Lexington Realty Trust †	91,042	1,000
Liberty Property Trust †	8,900	335
Macerich †	4,711	393
Maiden Holdings	104,600	1,338
MainSource Financial Group	56,450	1,181
MB Financial	33,129	1,089
Meadowbrook Insurance Group	156,400	1,323
Medical Properties Trust †	49,600	684
Medley Management, Cl A (A)	31,400	462
Meta Financial Group	1,800	63
Metro Bancorp*	450	12
MFA Financial †	140,202	1,120
MGIC Investment*	11,650	109
MidSouth Bancorp	4,000	69
MidWestOne Financial Group	1,350	39
Montpelier Re Holdings	23,800	852
Mortgage Investment Trust †	22,300	414
National Bankshares, Cl A	1,200	36
National Health Investors †	7,100	497
National Penn Bancshares	65,754	692
NBT Bancorp	5,850	154
Nelnet, Cl A	37,300	1,728
Northfield Bancorp	70,687	1,046
Northrim BanCorp	1,800	47
Northwest Bancshares	17,875	224

Description	Shares	Market Value ($ Thousands)
OceanFirst Financial	30,550	$524
OFG Bancorp	38,250	637
Old Line Bancshares	350	5
Old National Bancorp, Cl A	72,250	1,075
Oppenheimer Holdings, Cl A	11,000	256
Opus Bank*	1,050	30
Oritani Financial	1,000	15
Pacific Continental	2,200	31
Pacific Premier Bancorp*	1,450	25
PacWest Bancorp	38,016	1,728
Palmetto Bancshares	650	11
Peapack Gladstone Financial	1,600	30
Pebblebrook Hotel Trust †	22,114	1,009
Pennsylvania †	56,900	1,335
PennyMac Mortgage Investment Trust †	23,500	496
PHH*	21,700	520
Pinnacle Financial Partners	550	22
Platinum Underwriters Holdings	15,900	1,167
Popular*	72,800	2,479
Post Properties †	1,500	88
Preferred Bank	3,450	96
PrivateBancorp, Cl A	9,400	314
ProLogis †	20,639	888
Prosperity Bancshares (A)	8,650	479
Protective Life	1,200	84
Provident Financial Holdings	600	9
Provident Financial Services	11,850	214
Public Storage †	3,457	639
Radian Group (A)	58,065	971
RAIT Financial Trust (A)†	9,799	75
Regency Centers †	3,281	209
Renasant	24,377	705
Republic Bancorp, Cl A (A)	20,200	499
Retail Opportunity Investments †	8,750	147
RLJ Lodging Trust †	7,350	246
Rouse Properties (A)†	51,800	959
S&T Bancorp	17,200	513
Safeguard Scientifics*	29,837	591
Select Income †	15,700	383
Selective Insurance Group	32,935	895
ServisFirst Bancshares	3,000	99
Sierra Bancorp	3,300	58
Simmons First National, Cl A	1,050	43
Simon Property Group	7,794	1,419
SL Green Realty (A)†	2,592	309
South State	4,016	269
Southside Bancshares (A)	7,499	217
Square 1 Financial, Cl A*	650	16
StanCorp Financial Group	17,300	1,209
Starwood Property Trust (A)†	26,400	614
State Bank Financial	39,450	788
Sterling Bancorp	54,976	791
Stifel Financial*	8,880	453
Stock Yards Bancorp	3,050	102
Summit Hotel Properties †	51,200	637
Susquehanna Bancshares	23,052	310
Symetra Financial	33,900	781
Talmer Bancorp, Cl A	9,200	129
Taubman Centers †	900	69
TCF Financial	93,180	1,481
Territorial Bancorp	2,000	43

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Texas Capital Bancshares*	9,013	$490
THL Credit	27,400	322
Tompkins Financial	14,800	818
Towne Bank	6,450	97
Trico Bancshares	800	20
TriState Capital Holdings*	2,350	24
Trustco Bank NY	3,000	22
Trustmark	5,050	124
Two Harbors Investment †	41,000	411
UDR †	10,900	336
UMB Financial	2,600	148
Umpqua Holdings	35,988	612
Union Bankshares	36,395	876
United Bankshares (A)	3,370	126
United Community Banks	62,100	1,176
Univest Corp of Pennsylvania	4,050	82
Validus Holdings	21,479	893
Valley National Bancorp	10,550	102
Ventas †	7,169	514
ViewPoint Financial Group	20,800	496
Vornado Realty Trust	4,200	494
Walker & Dunlop*	1,000	17
Washington Federal	14,600	323
Webster Financial	43,130	1,403
WesBanco	18,250	635
West Bancorporation	2,300	39
Westamerica Bancorporation	300	15
Western Alliance Bancorp*	40,385	1,123
Western Asset Mortgage Capital (A)†	33,800	497
Wilshire Bancorp	17,800	180
Winthrop Realty Trust †	38,600	602
Wintrust Financial	20,840	974
World Acceptance (A)*	5,149	409
WSFS Financial	17,885	1,375
Yadkin Financial*	32,700	643

		152,884

Health Care — 5.3%
Accuray (A)*	235,800	1,780
Alere*	12,400	471
Amsurg*	31,547	1,727
Bio-Reference Laboratories*	7,100	228
Charles River Laboratories International*	23,369	1,487
Chemed (A)	8,800	930
Conmed	15,015	675
Cross Country Healthcare*	23,500	293
Emergent Biosolutions*	20,740	565
Exactech*	12,600	297
Globus Medical, Cl A*	24,030	571
Greatbatch*	27,405	1,351
HealthSouth	28,323	1,090
Hill-Rom Holdings	14,000	639
Ligand Pharmaceuticals*	8,080	430
Magellan Health*	7,050	423
MEDNAX*	13,325	881
MWI Veterinary Supply*	3,350	569
Natus Medical*	11,400	411
Orthofix International*	1,300	39
PDL BioPharma (A)	48,900	377
PerkinElmer	17,470	764
PharMerica*	35,300	731
PhotoMedex (A)*	18,900	29

Description	Shares	Market Value ($ Thousands)
Prestige Brands Holdings, Cl A*	32,421	$1,126
SciClone Pharmaceuticals*	42,500	372
Select Medical Holdings	64,600	930
STERIS, Cl A	6,490	421
Symmetry Surgical*	11,350	89
Teleflex	4,647	533
Trinity Biotech ADR	19,700	345

		20,574

Industrials — 15.2%
AAR	20,200	561
Actuant, Cl A	11,532	314
Aegean Marine Petroleum
Network	27,600	387
Aegion, Cl A*	27,600	514
Air Transport Services Group*	58,000	497
Aircastle	39,500	844
Alamo Group	8,928	433
Alaska Air Group	17,800	1,064
Alliant Techsystems	4,500	523
Altra Industrial Motion	14,496	412
American Railcar Industries (A)	5,800	299
Ampco-Pittsburgh	11,100	214
Apogee Enterprises	11,620	492
Astronics*	10,040	555
Astronics, Cl B*	940	52
Atlas Air Worldwide Holdings*	3,800	187
Barnes Group	33,055	1,223
Brink’s	32,300	788
Celadon Group	19,100	433
CIRCOR International	10,915	658
Clarcor	6,300	420
Clean Harbors (A)*	16,957	815
Curtiss-Wright	35,017	2,472
Deluxe	15,700	977
EMCOR Group	30,377	1,351
EnPro Industries*	8,600	540
Esterline Technologies*	7,800	856
Forward Air	10,730	540
FreightCar America, Cl A	32,500	855
FTI Consulting*	20,000	773
G&K Services	24,154	1,711
Generac Holdings (A)*	31,660	1,480
Global Power Equipment Group	79,300	1,095
GrafTech International (A)*	171,800	869
Great Lakes Dredge & Dock	285,900	2,447
Hawaiian Holdings (A)*	49,800	1,297
Healthcare Services Group	17,750	549
Hexcel, Cl A*	15,649	649
Huron Consulting Group*	9,130	624
Hyster-Yale Materials Handling	11,000	805
ICF International, Cl A*	10,000	410
Interface, Cl A	38,297	631
ITT	17,807	721
JetBlue Airways (A)*	107,100	1,699
John Bean Technologies, Cl A	14,600	480
Kadant	35,861	1,531
KAR Auction Services	29,133	1,010
KBR	44,200	749
Kelly Services, Cl A	13,700	233
Korn/Ferry International*	18,222	524
LB Foster, Cl A	5,700	277
Meritor*	52,700	798
Moog, Cl A*	8,604	637

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
MRC Global*	11,900	$180
MYR Group*	26,300	721
Navigant Consulting*	12,700	195
NN, Cl A	8,100	166
Northwest Pipe*	15,700	473
Orion Marine Group*	69,328	766
Primoris Services	14,000	325
Quad	18,500	425
Rand Logistics*	68,200	270
Regal-Beloit	9,168	690
Republic Airways Holdings (A)*	39,418	575
Rexnord*	19,880	561
RR Donnelley & Sons	18,986	319
Ryder System	1,010	94
Safe Bulkers (A)	31,000	121
Scorpio Bulkers (A)*	178,100	351
Skywest	40,400	536
Standex International	5,830	450
Steelcase, Cl A	25,500	458
Swift Transportation, Cl A*	20,600	590
TAL International Group	15,500	676
Team*	11,915	482
Teledyne Technologies*	5,149	529
Terex	10,775	300
Tetra Tech	25,026	668
Textainer Group Holdings (A)	8,400	288
Titan Machinery (A)*	46,300	645
Toro	9,780	624
TriMas*	33,601	1,051
Triumph Group	13,351	898
Tutor Perini*	48,100	1,158
United Stationers	6,500	274
VSE	13,900	916
Watts Water Technologies, Cl A (A)	9,270	588
WESCO International*	7,120	543

		59,181

Information Technology — 10.9%
ACI Worldwide*	22,790	460
Acxiom*	42,395	859
Adtran	24,753	539
Amkor Technology*	76,200	541
Atmel*	76,415	642
Belden	16,680	1,314
Benchmark Electronics*	30,800	784
Black Box	12,300	294
Blackbaud, Cl A	11,440	495
Booz Allen Hamilton Holding, Cl A	11,895	315
BroadSoft*	26,083	757
CACI International, Cl A*	7,100	612
Cadence Design Systems (A)*	80,980	1,536
Ciber*	231,500	822
Coherent*	7,954	483
Computer Task Group	61,300	584
Convergys	29,545	602
Cray*	18,840	650
CSG Systems International	34,100	855
Dealertrack Technologies*	12,260	543
Diebold	17,181	595
Digi International*	105,300	978
Diodes*	16,900	466
Dot Hill Systems*	136,400	603
Ebix (A)	11,900	202
Electronics For Imaging*	12,400	531

Description	Shares	Market Value ($ Thousands)
Emulex*	44,400	$252
Entegris*	48,620	642
EVERTEC	25,756	570
Exar*	111,100	1,133
ExlService Holdings*	18,312	526
Extreme Networks*	185,800	656
Fairchild Semiconductor International*	19,736	333
Finisar*	22,300	433
Heartland Payment Systems	9,950	537
iGATE*	3,459	136
Inphi*	49,362	912
Insight Enterprises*	27,600	715
Integrated Silicon Solution	22,700	376
Intersil, Cl A	38,942	564
Intralinks Holdings, Cl A*	43,630	519
Ixia*	44,038	495
j2 Global (A)	11,655	723
Kofax*	101,000	710
Kulicke & Soffa Industries*	38,200	552
Mentor Graphics	39,905	875
MKS Instruments	18,765	687
MoneyGram International*	26,500	241
Multi-Fineline Electronix*	14,400	162
NETGEAR*	21,800	776
Photronics*	28,300	235
Plantronics	22,270	1,181
PRGX Global*	97,200	556
PTC*	35,540	1,302
Pulse Electronics (A)*	3,630	4
QLogic*	70,500	939
RF Micro Devices, Cl A (A)*	31,441	522
Rogers*	5,490	447
Saba Software*	14,300	116
Sanmina*	27,400	645
Semtech*	9,312	257
Silicon Image*	207,300	1,144
Solera Holdings	15,642	800
SYNNEX	10,600	828
Tech Data*	9,100	575
TeleCommunication Systems, Cl A*	47,000	147
TeleTech Holdings*	12,100	287
Tessco Technologies	7,200	209
Ultratech*	13,100	243
Verint Systems*	10,980	640
Xcerra*	54,000	495
Zebra Technologies, Cl A*	7,217	559

		42,718

Materials — 4.0%
Allegheny Technologies	25,628	891
Balchem	6,620	441
Berry Plastics Group*	38,172	1,204
Cabot	17,796	781
Carpenter Technology	7,700	379
Commercial Metals, Cl A	26,040	424
Cytec Industries	8,511	393
Domtar	7,700	310
Glatfelter	21,200	542
Headwaters, Cl A*	32,130	482
Innophos Holdings	10,066	588
Innospec	7,300	312
Landec*	73,200	1,011

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

December 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Minerals Technologies	11,395	$791
Neenah Paper, Cl A	14,800	892
Novagold Resources (A)*	128,900	380
Olin	36,400	829
PolyOne	20,580	780
RTI International Metals (A)*	30,821	779
Schweitzer-Mauduit International	10,400	440
Sensient Technologies	29,816	1,799
Silgan Holdings	21,103	1,131

		15,579

Telecommunication Services — 0.6%
Cogent Communications Holdings	14,172	502
Inteliquent	34,300	673
Iridium Communications (A)*	76,700	748
Spok Holdings	28,700	498

		2,421

Utilities — 4.0%
ALLETE	28,320	1,561
Avista	39,000	1,378
Cadiz (A)*	62,900	704
Chesapeake Utilities	9,000	447
Empire District Electric	14,800	440
Great Plains Energy	46,812	1,330
Idacorp, Cl A	8,470	561
NorthWestern	6,802	385
Piedmont Natural Gas (A)	15,700	619
PNM Resources	54,160	1,605
Portland General Electric (A)	90,162	3,411
South Jersey Industries, Cl A	12,990	765
Southwest Gas	14,765	913
UIL Holdings	35,640	1,552

		15,671

Total Common Stock (Cost $317,490) ($ Thousands)		370,900

EXCHANGE TRADED FUNDS (A) — 1.3%
iShares Russell 2000 ETF	12,748	1,526
iShares Russell 2000 Value ETF	35,300	3,589

		5,115

Total Exchange Traded Funds (Cost $4,530) ($ Thousands)		5,115

AFFILIATED PARTNERSHIP — 8.9%
SEI Liquidity Fund, L.P.
0.100%**†† (B)	34,761,399	34,761

Total Affiliated Partnership (Cost $34,761) ($ Thousands)		34,761

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A
0.010%**††	14,204,716	14,205

Total Cash Equivalent (Cost $14,205) ($ Thousands)		14,205

U.S. TREASURY OBLIGATIONS (C) (D)— 0.2%
U.S. Treasury Bills
0.061%, 05/28/15	$300	300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.043%, 03/05/15	$598	$598

Total U.S. Treasury Obligations (Cost $898) ($ Thousands)		898

Total Investments — 109.1% (Cost $371,884) ($ Thousands) ‡‡		$425,879

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	65	Mar-2015	$277

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $390,408 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $33,406 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $34,761 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

‡‡ At December 31, 2014, the tax basis cost of the Fund’s investments was $371,884 ($ Thousands), and the unrealized appreciation and depreciation were $73,267 ($ Thousands) and ($19,272) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$370,900	$—	$—	$370,900
Exchange Traded Funds	5,115	—	—	5,115
Affiliated Partnership	—	34,761	—	34,761
Cash Equivalent	14,205	—	—	14,205
U.S. Treasury Obligations	—	898	—	898

Total Investments in Securities	$390,220	$35,659	$—	$425,879

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$277	$—	$—	$277

*Futures	contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%

Consumer Discretionary — 15.6%
2U (A)*	85,469	$1,680
AMC Entertainment Holdings, Cl A	10,115	264
Arctic Cat	17,900	636
Bloomin’ Brands*	30,700	760
Boot Barn Holdings*	29,883	544
Boyd Gaming*	18,693	239
Bravo Brio Restaurant Group*	6,600	92
Bright Horizons Family Solutions*	22,145	1,041
Brown Shoe	9,800	315
Brunswick	9,659	495
Buffalo Wild Wings*	7,281	1,313
Cabela’s (A)*	9,975	526
Capella Education	19,873	1,529
Carmike Cinemas*	4,600	121
Carter’s	17,679	1,544
Chuy’s Holdings (A)*	20,510	403
Columbia Sportswear	6,051	269
Container Store Group (A)*	15,377	294
Core-Mark Holding, Cl A	9,400	582
Coupons.com (A)*	50,450	895
Del Frisco’s Restaurant Group*	20,200	480
DineEquity	100	10
Domino’s Pizza	3,260	307
Dorman Products*	15,100	729
Drew Industries*	6,400	327
Entravision Communications, Cl A	48,600	315
Fiesta Restaurant Group*	17,768	1,080
Five Below (A)*	81,546	3,329
Gentherm*	900	33
G-III Apparel Group*	3,136	317
Grand Canyon Education*	19,800	924
hhgregg, Cl A (A)*	2,600	20
Hibbett Sports*	6,600	320
HomeAway*	29,240	871
HSN, Cl A	1,800	137
Imax (A)*	15,576	481
Jack in the Box	17,825	1,425
K12*	2,400	29
Kate Spade*	17,447	558
Kirkland’s*	11,440	270
La Quinta Holdings*	12,394	273
Lands’ End (A)*	6,030	325
La-Z-Boy, Cl Z	25,070	673
Lithia Motors, Cl A	9,668	838
LKQ*	36,507	1,027
Loral Space & Communications*	6,300	496
Malibu Boats, Cl A*	33,100	638
Men’s Wearhouse	12,260	541
Monro Muffler	8,100	468
Motorcar Parts & Accesories*	7,072	220
Movado Group	4,900	139
National CineMedia	132,566	1,905
Nautilus*	23,241	353
New Media Investment Group	15,021	355
Office Depot*	42,510	364
Orbitz Worldwide*	71,300	587
Overstock.com*	26,900	653
Panera Bread, Cl A*	1,495	261

Description	Shares	Market Value ($ Thousands)
Papa Murphy’s Holdings*	44,100	$513
Penske Auto Group, Cl A	9,226	453
PetMed Express (A)	7,200	103
Pier 1 Imports	10,900	168
Pinnacle Entertainment*	3,000	67
Pool	23,336	1,480
Popeyes Louisiana Kitchen*	11,207	631
Red Robin Gourmet Burgers*	5,706	439
Rentrak*	4,300	313
RetailMeNot (A)*	20,781	304
Ruth’s Chris Steak House	53,000	795
Scientific Games, Cl A (A)*	26,785	341
Select Comfort*	10,100	273
ServiceMaster Global Holdings*	32,800	878
Shutterfly*	9,714	405
Skechers U.S.A., Cl A*	15,684	867
Sonic	11,318	308
Sportsman’s Warehouse Holdings (A)*	31,290	229
Standard Motor Products	3,600	137
Steven Madden*	1,350	43
Stoneridge*	19,200	247
Strayer Education*	1,400	104
TAL Education Group ADR (A)*	11,150	313
Tempur-Pedic International*	15,164	832
Tenneco*	11,400	645
Texas Roadhouse, Cl A	13,286	449
Tile Shop Holdings (A)*	23,502	209
Tower International*	10,100	258
TRI Pointe Homes*	20,914	319
Tuesday Morning (A)*	50,537	1,097
Tumi Holdings*	32,500	771
Vail Resorts	7,174	654
Vera Bradley*	19,810	404
Visteon*	2,637	282
Vitamin Shoppe*	20,561	999
Wayfair, Cl A (A)*	13,842	275
Winmark	3,900	339
Wolverine World Wide (A)	69,455	2,047
Zoe’s Kitchen (A)*	26,263	786

		55,397

Consumer Staples — 2.2%
Andersons	8,900	473
Boston Beer, Cl A (A)*	1,000	290
Cal-Maine Foods	4,797	187
Casey’s General Stores	10,197	921
Chefs’ Warehouse Holdings (A)*	24,731	570
Diamond Foods*	9,520	269
Freshpet (A)*	63,099	1,077
J&J Snack Foods	3,000	326
Lancaster Colony	5,803	543
Medifast*	15,667	525
Natural Grocers by Vitamin Cottage*	2,900	82
PriceSmart	2,200	201
Sanderson Farms (A)	8,600	723
Sprouts Farmers Market*	25,500	866
USANA Health Sciences*	5,700	585

		7,638

Energy — 3.2%
Abraxas Petroleum*	208,300	612
Bonanza Creek Energy*	2,600	62
Carrizo Oil & Gas*	3,600	150

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Clayton Williams Energy*	5,300	$338
Delek US Holdings	13,887	379
Diamondback Energy, Cl A*	5,000	299
Dril-Quip*	13,542	1,039
Eclipse Resources*	16,620	117
Era Group*	21,472	454
Evolution Petroleum	164,700	1,224
Forest Oil (A)*	109,800	25
Forum Energy Technologies*	19,984	414
Geospace Technologies*	3,600	96
Green Plains	6,000	149
ION Geophysical*	52,600	145
Laredo Petroleum (A)*	50,389	522
Matador Resources*	25,153	509
Matrix Service*	21,900	489
Newpark Resources, Cl A*	35,300	337
Oasis Petroleum*	8,607	142
Oil States International*	7,080	346
PetroQuest Energy*	81,300	304
Pioneer Energy Services*	12,700	70
REX American Resources*	17,300	1,072
RigNet, Cl A*	33,300	1,366
Superior Energy Services	19,657	396
Triangle Petroleum (A)*	7,600	36
Whiting Petroleum*	5,576	184

		11,276

Financials — 5.8%
Ameris Bancorp	10,093	259
AmTrust Financial Services (A)	7,899	444
Artisan Partners Asset Management, Cl A	2,229	113
Bank of the Ozarks (A)	29,231	1,108
Banner	8,389	361
BGC Partners, Cl A	24,200	221
BofI Holding*	9,126	710
Capital Bank Financial, Cl A*	10,543	283
Chatham Lodging Trust †	9,631	279
City National	9,319	753
Colony Financial †	10,576	252
Credit Acceptance, Cl A*	3,530	481
EastGroup Properties †	11,772	745
Federated National Holding	2,000	48
Financial Engines (A)	32,234	1,178
First Cash Financial Services*	1,028	57
First Horizon National	20,196	274
FXCM, Cl A (A)	21,908	363
Glimcher Realty Trust †	9,700	133
HFF, Cl A	14,300	514
Highwoods Properties	6,901	306
IBERIABANK	11,503	746
Janus Capital Group	17,122	276
Jones Lang LaSalle	2,514	377
Kennedy-Wilson Holdings	9,867	249
MarketAxess Holdings	3,871	278
National Health Investors †	4,600	322
On Deck Capital*	2,586	58
PacWest Bancorp	7,692	350
Pebblebrook Hotel Trust †	10,409	475
PennantPark Investment	85,630	816
Potlatch	3,523	147
PRA Group (A)*	6,400	371
PS Business Parks	2,600	207
RCS Capital, Cl A (A)	9,300	114

Description	Shares	Market Value ($ Thousands)
RE, Cl A	12,490	$428
Signature Bank NY, Cl B*	11,758	1,481
South State	7,433	499
Sovran Self Storage †	3,700	323
Springleaf Holdings, Cl A*	7,742	280
Stifel Financial*	17,173	876
Strategic Hotels & Resorts *†	24,100	319
Sun Communities †	4,100	248
SVB Financial Group, Cl B*	8,706	1,010
Texas Capital Bancshares*	9,356	508
Tree.com*	6,247	302
United Insurance Holdings	3,800	84
Value Creation (D)(E)*	145,600	66
Virtus Investment Partners	400	68
WisdomTree Investments	34,100	535

		20,695

Health Care — 23.9%
ABIOMED*	7,983	304
Acadia Healthcare, Cl A (A)*	55,438	3,393
ACADIA Pharmaceuticals*	14,452	459
Acceleron Pharma (A)*	8,960	349
Achillion Pharmaceuticals*	20,107	246
Acorda Therapeutics*	16,700	683
Addus HomeCare*	29,900	726
Adeptus Health, Cl A*	7,387	276
Aegerion Pharmaceuticals, Cl A (A)*	11,216	235
Aerie Pharmaceuticals*	26,113	762
Agios Pharmaceuticals (A)*	5,228	586
Akorn (A)*	59,797	2,165
Align Technology*	13,175	737
AMAG Pharmaceuticals*	6,596	281
Amicus Therapeutics*	44,537	371
Amsurg*	5,795	317
Angiodynamics*	14,373	273
ANI Pharmaceuticals*	10,653	601
Anika Therapeutics*	17,800	725
Aratana Therapeutics*	37,938	676
Arrowhead Research (A)*	76,583	565
Avalanche Biotechnologies*	7,339	396
Avanir Pharmaceuticals, Cl A*	12,200	207
Bellicum Pharmaceuticals*	5,600	129
BioCryst Pharmaceuticals (A)*	21,300	259
BioDelivery Sciences International (A)*	54,130	651
Bluebird Bio*	13,295	1,219
Brookdale Senior Living, Cl A*	7,333	269
Cambrex*	29,100	629
Cantel Medical	3,700	160
Cardiovascular Systems*	20,213	608
Celldex Therapeutics, Cl A (A)*	22,623	413
Cempra*	17,268	406
Centene*	3,562	370
Cepheid*	6,970	377
Cerus*	48,125	300
Chimerix*	22,455	904
Clovis Oncology*	5,900	330
Coherus Biosciences*	15,090	246
Community Health Systems*	6,034	325
Computer Programs & Systems	5,300	322
Cyberonics*	2,300	128
Cynosure, Cl A*	9,735	267
Depomed*	41,840	674

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
DexCom*	25,833	$1,422
Dyax*	20,930	294
Emergent Biosolutions*	8,600	234
Enanta Pharmaceuticals*	6,037	307
Endocyte (A)*	31,200	196
Endologix*	56,562	865
Ensign Group	3,600	160
Esperion Therapeutics*	9,652	390
Exact Sciences (A)*	39,227	1,076
ExamWorks Group (A)*	13,154	547
Fluidigm*	34,810	1,174
GenMark Diagnostics*	48,068	654
Gentiva Health Services*	28,500	543
Globus Medical, Cl A*	27,600	656
GW Pharmaceuticals PLC ADR (A)*	4,429	300
Halozyme Therapeutics (A)*	51,030	492
Health Net, Cl A*	5,744	308
HealthSouth	30,576	1,176
HeartWare International*	9,319	684
ICON*	13,183	672
Ignyta*	23,308	160
ImmunoGen*	18,000	110
Impax Laboratories*	8,369	265
Insmed*	45,255	700
Insulet*	42,840	1,973
Intrexon (A)*	10,067	277
Ironwood Pharmaceuticals, Cl A*	3,500	54
Isis Pharmaceuticals (A)*	39,422	2,434
Jazz Pharmaceuticals*	4,369	715
Juno Therapeutics*	6,455	337
K2M Group Holdings (A)*	47,804	998
Karyopharm Therapeutics (A)*	7,746	290
Keryx Biopharmaceuticals (A)*	24,169	342
Kindred Healthcare	14,538	264
Kite Pharma (A)*	10,969	633
KYTHERA Biopharmaceuticals (A)*	7,849	272
Lannett*	12,700	545
LDR Holding*	52,528	1,722
Luminex*	4,500	85
MacroGenics*	8,421	295
MannKind (A)*	26,900	140
Medidata Solutions*	8,400	401
Merit Medical Systems*	36,000	624
Merrimack Pharmaceuticals*	31,914	361
Molina Healthcare*	7,200	386
Momenta Pharmaceuticals*	11,300	136
National Research, Cl A	22,300	312
Natus Medical*	11,700	422
Nektar Therapeutics*	44,669	692
Neurocrine Biosciences*	14,400	322
Nevro*	22,237	860
NewLink Genetics (A)*	2,884	115
Novadaq Technologies*	67,288	1,118
Novavax*	56,066	333
NPS Pharmaceuticals*	36,923	1,321
NuVasive*	16,190	764
NxStage Medical*	8,600	154
Omeros*	11,918	295
Omnicell*	10,466	347
Ophthotech*	13,665	613
Oramed Pharmaceuticals (A)*	16,254	74

Description	Shares	Market Value ($ Thousands)
OraSure Technologies*	39,800	$404
Orexigen Therapeutics (A)*	36,903	224
Otonomy*	11,009	367
Pacific Biosciences of California*	18,600	146
Pacira Pharmaceuticals*	9,142	811
Parexel International*	17,370	965
PDL BioPharma (A)	6,000	46
Pernix Therapeutics Holdings*	40,733	382
Phibro Animal Health, Cl A	8,502	268
Portola Pharmaceuticals*	12,009	340
POZEN*	23,500	188
Premier, Cl A*	22,547	756
Prestige Brands Holdings, Cl A*	34,800	1,208
Progenics Pharmaceuticals*	45,154	341
Providence Service*	15,400	561
PTC Therapeutics*	10,591	548
Puma Biotechnology*	9,477	1,794
Quidel*	12,600	364
RadNet*	39,491	337
Receptos*	11,166	1,368
Relypsa*	14,311	441
Repligen*	31,500	624
Revance Therapeutics (A)*	39,141	663
Sage Therapeutics*	8,903	326
Sagent Pharmaceuticals*	12,576	316
Select Medical Holdings	35,600	513
Sirona Dental Systems, Cl A*	8,944	781
Spectranetics (A)*	20,211	699
STERIS, Cl A	8,306	539
Supernus Pharmaceuticals*	20,900	173
Surgical Care Affiliates*	20,605	693
Synageva BioPharma, Cl A (A)*	11,408	1,059
Syneron Medical*	41,996	392
Tandem Diabetes Care (A)*	9,768	124
Team Health Holdings*	23,212	1,335
TESARO (A)*	13,599	506
Tetraphase Pharmaceuticals*	23,583	936
TG Therapeutics*	24,241	384
Thoratec*	13,100	425
Trupanion*	57,200	396
Ultragenyx Pharmaceutical (A)*	5,757	253
Unilife (A)*	190,222	637
Veeva Systems, Cl A*	22,504	594
Versartis*	22,255	500
WellCare Health Plans*	11,097	911
Zeltiq Aesthetics*	11,501	321
ZS Pharma*	6,896	287

		84,976

Industrials — 16.5%
Actuant, Cl A	30,797	839
Acuity Brands	10,761	1,507
Advisory Board*	11,506	564
Allegiant Travel, Cl A	1,600	241
American Woodmark*	6,500	263
Apogee Enterprises	6,518	276
ArcBest	7,800	362
Argan	11,000	370
Astronics, Cl B*	2,172	120
Astronics*	5,521	305
Atlas Air Worldwide Holdings*	5,774	285
Barrett Business Services	400	11
Beacon Roofing Supply (A)*	6,785	189

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Blount International*	8,400	$148
Carlisle	21,364	1,928
CIRCOR International	6,400	386
Clean Harbors*	26,800	1,288
Corporate Executive Board	22,099	1,603
Curtiss-Wright	1,800	127
Deluxe	1,100	68
Dycom Industries*	34,161	1,199
EMCOR Group	7,294	325
Exponent	3,300	272
Fortune Brands Home & Security	15,103	684
FreightCar America, Cl A	8,488	223
G&K Services	5,290	375
Genesee & Wyoming, Cl A*	12,188	1,096
Global Brass & Copper Holdings	4,200	55
Graco	4,678	375
H&E Equipment Services	53,766	1,510
Hawaiian Holdings*	12,405	323
Heartland Express	30,715	829
Heico, Cl A	24,840	1,176
HEICO	11,241	679
Heritage-Crystal Clean*	92,000	1,134
Hexcel, Cl A*	39,481	1,638
Hillenbrand	1,600	55
Hub Group, Cl A*	6,242	238
Hyster-Yale Materials Handling	9,700	710
IDEX	15,346	1,195
John Bean Technologies, Cl A	5,500	181
Kennametal	17,100	612
Keyw Holding, Cl A (A)*	9,436	98
Kforce	7,600	183
Kirby*	19,349	1,562
Korn/Ferry International*	12,400	357
Lincoln Electric Holdings	15,854	1,095
Lindsay (A)	3,871	332
Luxfer Holdings ADR	31,200	466
Masonite International*	6,440	396
Meritor*	30,700	465
Middleby*	25,352	2,512
Mobile Mini	7,927	321
Moog, Cl A*	5,200	385
MSA Safety	900	48
Mueller Water Products, Cl A	16,800	172
Norcraft*	4,989	96
Old Dominion Freight Line, Cl A*	14,899	1,157
Park-Ohio Holdings	8,292	522
Patrick Industries*	7,205	317
Performant Financial*	3,700	25
PGT*	46,800	451
Polypore International*	10,000	471
Power Solutions International*	15,700	810
Primoris Services	22,559	524
Proto Labs*	9,900	665
Raven Industries	14,100	352
RBC Bearings	11,406	736
Rexnord*	7,600	215
Ritchie Bros. Auctioneers	29,100	783
Roadrunner Transportation Systems*	31,524	736
Rush Enterprises, Cl A*	33,087	1,060
Saia*	5,284	292
SP Plus*	30,510	770

Description	Shares	Market Value ($ Thousands)
Spirit Airlines*	13,263	$1,002
Standex International	6,446	498
Steelcase, Cl A	45,636	819
Swift Transportation, Cl A*	24,875	712
Taser International (A)*	13,259	351
Tennant	9,745	703
Titan Machinery*	32,467	453
Trex*	31,746	1,352
TriNet Group*	38,352	1,200
TrueBlue*	89,758	1,997
United Rentals*	8,103	827
US Ecology	6,045	242
USG (A)*	12,723	356
Valmont Industries (A)	7,624	968
voxeljet ADR*	40,000	325
Watsco	8,488	908
WESCO International*	8,200	625
Woodward	5,812	286
XPO Logistics (A)*	24,018	982

		58,744

Information Technology — 24.6%
Advanced Energy Industries*	9,100	216
Advent Software	25,100	769
Alliance Data Systems*	570	163
Alliance Fiber Optic Products	40,500	588
Amkor Technology*	89,600	636
Anixter International*	5,800	513
Arista Networks (A)*	4,463	271
ARRIS Group*	8,408	254
Aruba Networks*	50,836	924
Aspen Technology*	57,506	2,014
AVG Technologies*	20,400	403
Barracuda Networks*	7,699	276
Belden	4,734	373
Blackbaud, Cl A	7,200	311
Brightcove*	31,700	247
Cabot Microelectronics*	7,300	345
Cadence Design Systems*	14,156	268
Calix*	24,981	250
Callidus Software*	81,712	1,334
Carbonite*	42,100	601
Cass Information Systems	12,600	671
Cavium (A)*	42,068	2,601
CDW	6,203	218
ChannelAdvisor*	35,290	762
Ciena (A)*	24,247	471
Cimpress*	10,300	771
Cirrus Logic*	7,700	182
Coherent*	800	48
CommVault Systems*	8,848	457
comScore*	1,900	88
Constant Contact*	9,500	349
Cornerstone On Demand (A)*	25,463	896
CoStar Group*	7,430	1,364
Cypress Semiconductor	21,626	309
Daktronics	11,500	144
Dealertrack Technologies*	49,225	2,181
Demandware (A)*	22,215	1,278
Diodes*	9,400	259
DTS*	10,200	314
Endurance International Group Holdings*	15,285	282
Entegris*	26,657	352

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Envestnet*	46,453	$2,283
EPAM Systems*	9,400	449
Euronet Worldwide*	24,346	1,337
Exa*	37,062	437
ExlService Holdings*	200	6
Extreme Networks*	9,600	34
FARO Technologies*	4,322	271
FEI	5,657	511
FleetMatics Group (A)*	13,650	485
FormFactor*	32,647	281
Fortinet*	63,115	1,935
Gigamon*	5,800	103
Guidewire Software, Cl Z (A)*	40,821	2,067
HubSpot*	16,573	557
iGATE*	900	35
Imperva*	19,242	951
Infinera (A)*	40,127	591
Infoblox*	26,833	542
Inphi*	60,646	1,121
Integrated Device Technology*	50,935	998
Interactive Intelligence Group*	4,919	236
InterDigital	2,800	148
Intersil, Cl A	41,416	599
Intralinks Holdings, Cl A*	25,751	306
Lattice Semiconductor*	109,900	757
LivePerson*	38,043	536
LogMeIn*	21,210	1,046
Luxoft Holding, Cl A*	4,700	181
M*	10,908	341
Manhattan Associates*	13,600	554
Marketo (A)*	23,094	756
MAXIMUS	18,357	1,007
Mellanox Technologies*	18,950	809
Mesa Laboratories	6,100	472
Methode Electronics	24,400	891
MicroStrategy, Cl A*	1,624	264
Monolithic Power Systems	36,955	1,838
Monotype Imaging Holdings	20,600	594
NetScout Systems*	15,000	548
New Relic*	6,958	242
Newport*	4,500	86
NIC	18,100	326
Nimble Storage (A)*	38,779	1,066
ON Semiconductor*	26,287	266
OSI Systems*	3,300	233
Palo Alto Networks*	2,532	310
Pandora Media*	31,886	569
PDF Solutions*	5,200	77
Pegasystems	12,000	249
Plantronics	3,000	159
Polycom*	32,300	436
Procera Networks*	4,700	34
Proofpoint*	11,979	578
PTC*	24,716	906
Q2 Holdings*	23,900	450
Qlik Technologies*	30,408	939
Qualys*	4,700	177
RealPage*	14,900	327
RF Micro Devices, Cl A (A)*	66,546	1,104
Rogers*	8,475	690
Ruckus Wireless*	132,647	1,594
Sapient*	13,700	341
Science Applications International	1,000	49

Description	Shares	Market Value ($ Thousands)
SciQuest*	22,100	$319
ShoreTel*	24,000	176
Shutterstock (A)*	9,799	677
Silicon Image*	80,700	446
Silicon Laboratories*	13,483	642
SolarWinds*	48,182	2,401
Spansion, Cl A*	55,002	1,882
SPS Commerce*	18,579	1,052
SS&C Technologies Holdings	32,290	1,889
Stamps.com*	12,100	581
Stratasys*	6,901	574
SunEdison*	15,202	297
Super Micro Computer*	32,245	1,125
Sykes Enterprises*	5,000	117
Synaptics*	23,354	1,608
Synchronoss Technologies*	5,926	248
SYNNEX	100	8
Syntel*	1,800	81
Tableau Software, Cl A (A)*	20,348	1,725
Take-Two Interactive Software, Cl A*	12,500	350
TeleTech Holdings*	4,300	102
Tessera Technologies	9,907	354
TriQuint Semiconductor*	41,656	1,148
TrueCar*	11,273	258
Trulia (A)*	5,218	240
TubeMogul*	14,571	329
Tyler Technologies*	2,400	263
Ultimate Software Group*	8,357	1,227
Ultra Clean Holdings*	11,900	110
Unisys*	12,300	363
Varonis Systems*	9,390	308
Vasco Data Security International*	10,000	282
VeriFone Holdings*	29,926	1,113
Verint Systems*	10,202	595
Virtusa*	1,300	54
WEX*	5,953	589
Xcerra*	33,400	306
Zebra Technologies, Cl A*	11,757	910

		87,587

Materials — 2.4%
Balchem	12,022	801
Berry Plastics Group*	22,641	714
Boise Cascade*	7,332	272
Calgon Carbon*	22,200	461
Century Aluminum*	9,343	228
Eagle Materials	7,116	541
Ferro*	56,200	729
FutureFuel	2,600	34
Globe Specialty Metals	10,200	176
Graphic Packaging Holding*	11,900	162
H.B. Fuller	7,819	348
Innophos Holdings	4,300	251
KapStone Paper and Packaging	11,600	340
Landec*	33,100	457
Louisiana-Pacific (A)*	13,925	231
Materion	700	25
Minerals Technologies	3,684	256
PolyOne	38,547	1,461
Quaker Chemical	200	19
Schulman A	6,100	247
US Concrete*	9,444	269

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

December 31, 2014

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)
US Silica Holdings (A)	16,272	$418
Worthington Industries	6,900	207

		8,647

Telecommunication Services — 0.5%
Boingo Wireless*	33,107	254
Iridium Communications*	27,292	266
magicJack VocalTec*	27,700	225
RingCentral, Cl A*	75,879	1,132

		1,877

Utilities — 0.0%
American States Water	200	7
Total Common Stock (Cost $295,414) ($ Thousands)		336,844

PREFERRED STOCK — 0.0%

Utilities — 0.0%
Genie Energy Ltd*	9,400	60
Total Preferred Stock (Cost $105) ($ Thousands)		60

	Number of Rights

RIGHTS — 0.0%
Durata Therapeutics CVR*	8,500	—
Furiex Pharmaceuticals — CVR*	800	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 9.4%
SEI Liquidity Fund, L.P. 0.100%**†† (B)	33,386,103	33,386

Total Affiliated Partnership (Cost $33,386) ($ Thousands)		33,386

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	18,781,224	18,781

Total Cash Equivalent (Cost $18,781) ($ Thousands)		18,781

U.S. TREASURY OBLIGATIONS (C) (F) — 0.2%
U.S. Treasury Bills
0.061%, 05/28/15	$450	450
0.043%, 03/05/15	367	367

Total U.S. Treasury Obligations (Cost $817) ($ Thousands)		817

Total Investments — 109.7% (Cost $348,503) ($ Thousands) ‡‡		$389,888

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	80	Mar-2015	$342

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $355,517 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $32,310 ($Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2014 was $33,386 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts. (D) Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2014 was $66 ($Thousands) and represented 0.02% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2014 was $66 ($ Thousands) and represented 0.02% of net Assets.

(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class L.P. — Limited Partnership

PLC — Public Limited Company

‡‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $348,503 ($ Thousands), and the unrealized appreciation and depreciation were $55,560 ($ Thousands) and ($14,175) ($ Thousands), respectively.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

December 31, 2014

The restricted securities held by the Fund as of December 31, 2014, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Value Creation	145,600	08/10/06	08/10/06	$1,491	$66	0.02%

The following is a summary of the inputs used as of December 31, 2014, in valuing the

Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$336,571	$207	$66	$336,844
Preferred Stock	—	60	—	60
Rights	—	—	—	—
Affiliated Partnership	—	33,386	—	33,386
Cash Equivalent	18,781	—	—	18,781
U.S. Treasury Obligations	—	817	—	817
Total Investments in Securities	$355,352	$34,470	$66	$389,888
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$—	$—	$—	$—
Unrealized Appreciation	342	—	—	342
Total Other Financial Instruments	$342	$—	$—	$342

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*Futures	contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.4%

Consumer Discretionary — 12.9%
Abercrombie & Fitch, Cl A	36,501	$1,045
Advance Auto Parts	5,098	812
AMC Networks, Cl A*	717	46
American Axle & Manufacturing Holdings*	3,600	81
American Eagle Outfitters (A)	9,923	138
America’s Car-Mart*	1,300	69
ANN*	11,686	426
Apollo Education Group, Cl A*	867	30
Aramark	4,079	127
Arctic Cat	3,476	123
Asbury Automotive Group*	2,041	155
Ascena Retail Group*	28,779	361
Ascent Capital Group, Cl A*	1,500	79
Autoliv (A)	7,000	743
Autonation*	1,905	115
Barnes & Noble*	1,500	35
Beazer Homes USA, Cl A*	18,345	355
Bed Bath & Beyond*	7,267	554
Belmond, Cl A*	5,400	67
Big Lots	24,990	1,000
Biglari Holdings*	461	184
BJ’s Restaurants*	7,157	359
Bloomin’ Brands*	17,720	439
Bob Evans Farms	12,070	618
Boyd Gaming*	3,600	46
Bright Horizons Family Solutions*	14,619	687
Brinker International	9,400	552
Brown Shoe	2,700	87
Brunswick	27,484	1,409
Buckle (A)	4,078	214
Buffalo Wild Wings*	7,855	1,417
Burlington Stores*	10,030	474
Cabela’s*	10,880	573
Cablevision Systems, Cl A (A)	5,644	117
Caesars Acquisition, Cl A (A)*	782	8
Caesars Entertainment (A)*	43,465	682
Callaway Golf	36,270	279
Capella Education	14,650	1,127
Career Education*	2,696	19
Carrols Restaurant Group*	1,575	12
Carter’s	2,200	192
Cato, Cl A	9,700	409
Cheesecake Factory	3,149	158
Chico’s FAS	5,500	89
Children’s Place	14,982	854
Chipotle Mexican Grill, Cl A*	700	479
Cinemark Holdings	1,913	68
Citi Trends*	653	17
Columbia Sportswear	1,000	45
Container Store Group (A)*	1,184	23
Cooper Tire & Rubber	18,400	637
Core-Mark Holding, Cl A	14,946	925
Cracker Barrel Old Country Store	600	84
CSS Industries	649	18
CST Brands	5,292	231
Cumulus Media, Cl A*	31,078	131
Dana Holding	54,869	1,193
Deckers Outdoor*	409	37

Description	Shares	Market Value ($ Thousands)
DeVry	1,257	$60
Diamond Resorts International*	10,346	289
Dick’s Sporting Goods	6,670	331
Dillard’s, Cl A	2,522	316
DineEquity	800	83
Dollar General*	5,211	368
Domino’s Pizza	2,231	210
DR Horton	7,350	186
DSW, Cl A	846	32
Dunkin’ Brands Group	2,386	102
Entercom Communications*	1,583	19
Ethan Allen Interiors (A)	19,967	618
Express*	43,063	633
Fiesta Restaurant Group*	2,305	140
Five Below (A)*	35,654	1,456
Foot Locker, Cl A	3,237	182
Fossil Group*	1,300	144
Francesca’s Holdings*	27,876	466
GameStop, Cl A (A)	10,900	368
Gannett	18,864	602
Genesco*	10,583	811
Gentex	2,600	94
Gentherm*	3,300	121
G-III Apparel Group*	4,419	446
Gildan Activewear, Cl A	3,545	200
Goodyear Tire & Rubber	20,773	593
Graham Holdings, Cl B	42	36
Grand Canyon Education*	533	25
Group 1 Automotive	1,724	155
Groupon, Cl A (A)*	29,795	246
Hanesbrands	1,788	200
Harley-Davidson, Cl A	9,326	615
Harman International Industries, Cl A	1,600	171
Hasbro (A)	8,180	450
Helen of Troy*	2,400	156
Hibbett Sports (A)*	5,762	279
HomeAway*	30,953	922
HSN, Cl A	17,792	1,352
Iconix Brand Group*	1,300	44
Imax*	29,364	907
International Game Technology	26,916	464
International Speedway, Cl A	900	29
Interpublic Group	33,148	689
Isle of Capri Casinos*	14,702	123
ITT Educational Services*	41,500	399
Jack in the Box	560	45
Jarden*	4,725	226
John Wiley & Sons, Cl A	900	53
Journal Communications, Cl A*	13,350	153
Kate Spade*	5,373	172
KB Home (A)	11,353	188
Krispy Kreme Doughnuts*	84,976	1,677
Lands’ End (A)*	7,621	411
La-Z-Boy, Cl Z	513	14
Lear	15,285	1,499
Leggett & Platt	2,310	98
Lennar, Cl A	3,465	155
Libbey*	11,000	346
Liberty TripAdvisor Holdings, Cl A*	1,338	36
Liberty Ventures, Ser A*	1,338	51
Life Time Fitness*	800	45

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
LifeLock (A)*	846	$16
Lions Gate Entertainment	5,485	176
Lithia Motors, Cl A	1,589	138
Live Nation*	5,200	136
LKQ*	55,786	1,569
Loral Space & Communications*	800	63
lululemon athletica (A)*	2,699	151
Lumber Liquidators Holdings*	3,520	233
M/I Homes*	595	14
Madison Square Garden, Cl A*	3,928	296
Marcus	723	13
Matthews International, Cl A	13,564	660
Mattress Firm Holding (A)*	220	13
MDC Holdings (A)	2,000	53
MDC Partners, Cl A	5,287	120
Men’s Wearhouse	6,088	269
Meredith	13,204	717
Meritage Homes*	1,800	65
Modine Manufacturing*	2,100	29
Mohawk Industries*	1,400	218
Monro Muffler (A)	5,724	331
Morgans Hotel Group*	3,749	29
Morningstar, Cl A	300	19
NACCO Industries, Cl A	400	24
Nathan’s Famous*	200	16
National CineMedia	77,987	1,121
Nautilus*	534	8
NetFlix*	334	114
New York Times, Cl A	11,962	158
Newell Rubbermaid, Cl B	17,223	656
Nexstar Broadcasting Group, Cl A	532	28
Noodles, Cl A (A)*	11,851	312
Norwegian Cruise Line Holdings*	18,229	852
NVR*	262	334
Office Depot*	27,939	240
Outerwall (A)*	1,200	90
Oxford Industries, Cl A	3,452	191
Panera Bread, Cl A*	8,513	1,488
Papa Murphy’s Holdings (A)*	1,688	20
Penn National Gaming*	28,522	392
Penske Auto Group, Cl A	1,800	88
Pep Boys-Manny Moe & Jack*	11,862	116
PetSmart	12,380	1,006
Pier 1 Imports	17,078	263
Pinnacle Entertainment (A)*	527	12
Polaris Industries	1,672	253
Pool	24,064	1,527
Popeyes Louisiana Kitchen*	5,887	331
Potbelly (A)*	9,023	116
PulteGroup	7,423	159
PVH	893	114
Ralph Lauren, Cl A	2,715	503
Red Robin Gourmet Burgers*	5,117	394
Regal Entertainment Group, Cl A (A)	1,592	34
Regis*	8,334	140
Restaurant Brands International*	506	20
Ruby Tuesday*	3,000	21
Ruth’s Chris Steak House	1,450	22
Ryland Group	14,252	550

Description	Shares	Market Value ($ Thousands)
Sally Beauty Holdings*	62,468	$1,920
Scholastic, Cl B	4,931	180
Scientific Games, Cl A (A)*	60,886	775
Select Comfort*	20,267	548
Service International	6,700	152
Shutterfly*	1,700	71
Signet Jewelers	9,058	1,192
Sinclair Broadcast Group, Cl A (A)	621	17
Six Flags Entertainment	312	14
Skechers U.S.A., Cl A*	21,398	1,182
Skullcandy*	3,473	32
Smith & Wesson Holding (A)*	22,126	209
SodaStream International*	21,536	433
Sonic	1,045	28
Sonic Automotive, Cl A	477	13
Sotheby’s	1,400	60
Stage Stores	17,500	362
Standard-Pacific*	20,871	152
Starz - Liberty Capital*	3,849	114
Steven Madden*	9,797	312
Stoneridge*	1,763	23
Strayer Education*	4,662	346
Sturm Ruger (A)	7,913	274
Tempur Sealy International*	11,060	607
Tenneco*	14,569	825
Tesla Motors (A)*	691	154
Texas Roadhouse, Cl A	991	34
Thor Industries	700	39
Titan International	40,000	425
Toll Brothers*	3,528	121
TRI Pointe Homes*	8,134	124
TRW Automotive Holdings*	2,355	242
Tuesday Morning (A)*	70,045	1,520
Tumi Holdings (A)*	13,321	316
Tupperware Brands	1,200	76
Ulta Salon Cosmetics & Fragrance*	10,360	1,324
Under Armour, Cl A*	2,876	195
Urban Outfitters*	3,714	130
Vail Resorts	9,395	856
Vince Holding*	7,102	186
Visteon*	5,986	640
Vitamin Shoppe*	2,650	129
Weight Watchers International*	4,086	101
Wendy’s	4,493	41
Whirlpool	5,200	1,007
Williams-Sonoma	11,752	889
Winnebago Industries (A)	1,852	40
Wolverine World Wide (A)	26,918	793
World Wrestling Entertainment, Cl A (A)	18,955	234
Zoe’s Kitchen (A)*	28,726	859
zulily, Cl A (A)*	2,309	54
Zumiez*	6,569	254

		80,220

Consumer Staples — 3.6%
Andersons	3,837	204
B&G Foods, Cl A	10,062	301
Boston Beer, Cl A (A)*	489	142
Boulder Brands*	41,673	461
Cal-Maine Foods (A)	2,200	86
Casey’s General Stores	10,240	925

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Central Garden and Pet, Cl A*	7,100	$68
Chefs’ Warehouse Holdings (A)*	17,920	413
Coca-Cola Enterprises	9,282	410
Constellation Brands, Cl A*	353	35
Darling Ingredients*	133,980	2,433
Dean Foods (A)	2,650	51
Diamond Foods*	2,426	68
Elizabeth Arden (A)*	7,875	168
Energizer Holdings	10,900	1,401
Flowers Foods	4,500	86
Fresh Del Monte Produce	10,000	336
Fresh Market (A)*	3,016	124
Freshpet (A)*	39,614	676
Hain Celestial Group*	3,400	198
Herbalife (A)	2,400	91
Ingredion	6,334	537
J&J Snack Foods	12,068	1,313
JM Smucker	5,662	572
Keurig Green Mountain	739	98
Kroger	13,284	853
Lancaster Colony	2,331	218
Medifast*	931	31
Molson Coors Brewing, Cl B	10,490	782
Monster Beverage*	1,046	113
Nu Skin Enterprises, Cl A (A)	900	39
Omega Protein*	23,400	247
Pantry*	14,221	527
Post Holdings (A)*	500	21
PriceSmart	3,053	278
Rite Aid*	15,025	113
Safeway	11,400	400
Sanderson Farms (A)	1,000	84
Snyder’s-Lance	7,852	240
SpartanNash	24,477	640
Spectrum Brands Holdings	9,521	911
Sprouts Farmers Market (A)*	37,187	1,264
SUPERVALU*	55,338	537
SYSCO, Cl A	10,784	428
TreeHouse Foods*	8,728	747
United Natural Foods*	3,596	278
Universal (A)	14,987	659
USANA Health Sciences (A)*	4,700	482
Vector Group (A)	3,699	79
WD-40	400	34
Weis Markets	3,800	182
WhiteWave Foods, Cl A*	20,031	701

		22,085

Energy — 3.4%
Abraxas Petroleum*	5,943	18
Alon USA Energy	841	11
Alpha Natural Resources (A)*	198,486	331
Amec Foster Wheeler ADR	2,888	37
Approach Resources, Cl A (A)*	35,091	224
Atwood Oceanics, Cl A	7,355	209
Basic Energy Services*	60,411	424
Bill Barrett*	28,893	329
Bristow Group	4,687	308
C&J Energy Services*	40,595	536
Callon Petroleum*	2,924	16
CARBO Ceramics (A)	37,255	1,492
Carrizo Oil & Gas*	17,323	721
Cheniere Energy*	5,327	375
Clayton Williams Energy*	4,576	292

Description	Shares	Market Value ($ Thousands)
Cloud Peak Energy*	22,500	$207
Comstock Resources (A)	57,778	393
Diamondback Energy, Cl A*	10,189	609
Dresser-Rand Group*	2,636	216
Dril-Quip*	1,720	132
Energen	2,800	178
Energy XXI (A)	108,068	352
EQT	5,505	417
Exterran Holdings	19,351	630
Gastar Exploration*	3,746	9
Golar LNG	3,200	117
Gulfmark Offshore, Cl A (A)	12,160	297
Hallador Energy	1,311	14
Helix Energy Solutions Group*	26,410	573
Helmerich & Payne	2,549	172
Hornbeck Offshore Services*	17,377	434
LinnCo (A)	2,688	28
Magnum Hunter Resources (A)*	60,069	189
Matador Resources*	49,612	1,004
McDermott International (A)*	99,274	289
Natural Gas Services Group*	1,469	34
Newfield Exploration*	1,429	39
Newpark Resources, Cl A*	25,960	248
Oceaneering International, Cl A	2,699	159
Oil States International*	1,249	61
Panhandle Oil and Gas, Cl A	1,200	28
Parsley Energy, Cl A*	18,072	288
Patterson-UTI Energy	4,000	66
PBF Energy, Cl A	48,576	1,294
PDC Energy, Cl A*	13,164	543
Peabody Energy (A)	38,561	298
Penn Virginia (A)*	77,884	520
Pioneer Natural Resources	2,474	368
Range Resources	2,470	132
REX American Resources*	5,289	328
Rex Energy (A)*	60,781	310
RigNet, Cl A*	519	21
Rowan, Cl A	10,005	233
SEACOR Holdings, Cl A*	5,009	370
SemGroup, Cl A	407	28
Stone Energy, Cl A*	23,196	392
Superior Energy Services	3,629	73
Targa Resources	467	50
Tesoro	14,233	1,058
Tidewater, Cl A (A)	51,981	1,685
Western Refining	21,873	826
Whiting Petroleum*	1,604	53
World Fuel Services	1,200	56

		21,144

Financials — 20.7%
1st Source	4,900	168
Acadia Realty Trust†	37,048	1,187
Affiliated Managers Group*	681	145
Alexander’s†	100	44
Alexandria Real Estate Equities†	10,497	931
Alleghany*	298	138
Allied World Assurance Holdings	18,600	705
Allstate	8,087	568
Altisource Residential†	525	10
Ambac Financial Group, Cl B (A)*	1,198	32

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
American Assets Trust†	28,220	$1,123
American Campus Communities†	28,488	1,178
American Capital*	8,900	130
American Equity Investment Life Holding	4,000	117
American Financial Group	13,800	838
American National Insurance	4,000	457
American Residential Properties*†	606	11
Ameriprise Financial	5,318	703
Ameris Bancorp	612	16
Amerisafe	1,639	69
Ames National, Cl B (A)	463	12
Anworth Mortgage Asset†	27,389	144
Apartment Investment & Management, Cl A	3,753	139
Apollo Commercial Real Estate Finance†	2,950	48
Arch Capital Group*	10,585	626
Ares Capital	10,969	171
Ares Commercial Real Estate†	1,575	18
Argo Group International Holdings	4,487	249
Armada Hoffler Properties†	908	9
Arthur J. Gallagher	3,767	177
Artisan Partners Asset Management, Cl A	6,834	345
Ashford*	13	1
Ashford Hospitality Trust†	1,207	13
Aspen Insurance Holdings	8,500	372
Associated Banc-Corp	14,674	273
Associated Estates Realty†	3,300	77
Assurant	10,159	695
Assured Guaranty	6,000	156
Axis Capital Holdings	2,535	130
Banco Latinoamericano de Exportaciones, Cl E	21,159	637
Bancorpsouth, Cl A	9,524	214
Bank Mutual	2,912	20
Bank of Hawaii	4,313	256
Bank of Marin Bancorp	496	26
Bank of the Ozarks	32,535	1,234
BankFinancial	1,059	13
BankUnited	32,581	944
Banner	523	23
BBCN Bancorp	29,949	431
Berkshire Hills Bancorp	11,600	309
BGC Partners, Cl A	3,162	29
BioMed Realty Trust†	4,615	99
BlackRock Kelso Capital	2,400	20
Blackstone Mortgage Trust, Cl A†	5,656	165
Blue Hills Bancorp*	16,121	219
BofI Holding*	4,149	323
Boston Private Financial Holdings	96,724	1,303
Brandywine Realty Trust†	29,277	468
Bridge Capital Holdings*	649	15
Brixmor Property Group	8,180	203
Brown & Brown	2,724	90
Calamos Asset Management, Cl A	28,862	384

Description	Shares	Market Value ($ Thousands)
Camden Property Trust†	1,473	$109
Capitol Federal Financial	1,659	21
Capstead Mortgage (A)†	1,900	23
Cardinal Financial	13,748	273
Cascade Bancorp*	3,176	16
Cash America International	520	12
Cathay General Bancorp	2,100	54
CBL & Associates Properties†	40,731	791
CBRE Group, Cl A*	31,362	1,074
Cedar Realty Trust†	1,931	14
Chambers Street Properties†	32,497	262
Charter Financial	994	11
Chatham Lodging Trust†	669	19
Chemical Financial	10,100	309
Chesapeake Lodging Trust†	3,000	112
Chimera Investment†	35,088	112
City National	10,652	861
CNA Financial	12,400	480
CNB Financial	608	11
CNO Financial Group	117,143	2,017
CoBiz Financial	72,117	947
Cohen & Steers (A)	491	21
Colony Financial†	2,059	49
Columbia Banking System	1,330	37
Commerce Bancshares	14,601	635
Community Trust Bancorp	11,110	407
ConnectOne Bancorp	1,704	32
Consolidated-Tomoka Land	276	16
Corporate Office Properties Trust†	12,045	342
Corrections Corp of America†	2,250	82
Cousins Properties, Cl A†	14,402	164
Cowen Group, Cl A*	3,345	16
Credit Acceptance, Cl A (A)*	230	31
CubeSmart†	3,500	77
CVB Financial	14,812	237
CYS Investments†	36,241	316
DCT Industrial Trust	2,275	81
DDR†	6,338	116
DiamondRock Hospitality†	4,812	72
Dime Community Bancshares	15,500	252
Douglas Emmett†	27,499	781
Duke Realty†	7,859	159
DuPont Fabros Technology†	41,958	1,395
Dynex Capital†	2,399	20
E*Trade Financial*	12,220	296
Eagle Bancorp*	39,339	1,397
East West Bancorp	49,395	1,912
EastGroup Properties†	17,132	1,085
Education Realty Trust†	33,993	1,244
eHealth*	4,926	123
Empire State Realty Trust, Cl A†	999	18
Employers Holdings	17,888	421
Encore Capital Group (A)*	303	14
Endurance Specialty Holdings	18,886	1,130
Enstar Group*	400	61
EPR Properties, Cl A	5,520	318
Equity Commonwealth†	11,100	285
Equity Lifestyle Properties†	1,800	93
Equity One, Cl A†	16,882	428
Erie Indemnity, Cl A	2,000	182
Essex Property Trust	697	144
Evercore Partners, Cl A	700	37

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Everest Re Group	6,060	$1,032
Excel Trust†	2,400	32
Extra Space Storage†	2,600	152
Ezcorp, Cl A*	1,038	12
FBL Financial Group, Cl A	2,500	145
Federal Agricultural Mortgage, Cl C	381	12
Federal Realty Investment Trust†	1,637	218
Federated Investors, Cl B (A)	9,971	328
FelCor Lodging Trust†	6,100	66
Fifth Street Asset Management, Cl A*	15,384	215
Fifth Street Finance	1,600	13
Fifth Third Bancorp	35,039	714
Financial Engines (A)	16,863	616
First American Financial	3,200	108
First Bancorp (A)	1,688	31
First BanCorp Puerto Rico*	19,799	116
First Busey	2,233	14
First Cash Financial Services*	4,867	271
First Citizens BancShares, Cl A	499	126
First Commonwealth Financial	51,502	475
First Financial Bancorp	3,100	58
First Financial Bankshares, Cl A (A)	8,778	262
First Financial Northwest	979	12
First Horizon National	48,411	657
First Industrial Realty Trust†	4,500	92
First Midwest Bancorp	37,558	643
First NBC Bank Holding*	12,995	457
First Niagara Financial Group	257,658	2,172
First Potomac Realty Trust†	3,400	42
First Republic Bank	2,614	136
FirstMerit, Cl A	19,104	361
Flushing Financial	1,600	32
FNB (Pennsylvania)	59,077	787
FNF Group	6,136	211
FNFV Group*	1,233	19
Forest City Enterprises, Cl A*	59,109	1,259
Fox Chase Bancorp, Cl A	613	10
Franklin Street Properties†	5,100	63
Fulton Financial	66,970	828
FXCM, Cl A (A)	33,663	558
GAMCO Investors, Cl A	400	36
Gaming and Leisure Properties†	1,300	38
Genworth Financial, Cl A*	7,112	60
Geo Group†	2,419	98
Getty Realty†	3,100	56
GFI Group	4,000	22
Glacier Bancorp, Cl A	31,724	881
Gladstone Commercial (A)†	2,329	40
Glimcher Realty Trust†	61,020	838
Gramercy Property Trust†	6,858	47
Great Western Bancorp*	8,909	203
Greenlight Capital Re*	1,000	33
Hampton Roads Bankshares*	6,129	10
Hancock Holding, Cl A	21,768	668
Hanmi Financial	586	13
Hanover Insurance Group, Cl A	40,984	2,923
Hartford Financial Services Group	18,429	768
Hatteras Financial†	2,449	45

Description	Shares	Market Value ($ Thousands)
HCC Insurance Holdings	1,700	$91
Healthcare Realty Trust†	3,400	93
Hercules Technology Growth Capital, Cl A (A)	2,284	34
Heritage Commerce	1,359	12
Hersha Hospitality Trust, Cl A†	6,370	45
HFF, Cl A	12,537	450
Highwoods Properties	20,896	925
Hilltop Holdings*	610	12
Home BancShares	25,256	812
Home Loan Servicing Solutions	11,773	230
Home Properties†	588	39
Horace Mann Educators, Cl A	23,303	773
Hospitality Properties Trust	21,800	676
Host Hotels & Resorts	20,555	489
Hudson City Bancorp, Cl A	69,643	705
Hudson Pacific Properties†	1,170	35
Hudson Valley Holding	589	16
Huntington Bancshares	148,998	1,567
IBERIABANK	29,825	1,934
Independent Bank (A)	800	34
Infinity Property & Casualty	6,577	508
Inland Real Estate†	46,050	504
International Bancshares	1,392	37
Invesco Mortgage Capital†	3,246	50
Investment Technology Group*	715	15
Investors Bancorp	122,838	1,379
iStar Financial*†	1,894	26
Janus Capital Group (A)	35,474	572
Jones Lang LaSalle	999	150
Kemper, Cl A	2,400	87
Kennedy-Wilson Holdings	33,283	842
Kilroy Realty†	1,275	88
Kite Realty Group Trust†	569	16
Lamar Advertising, Cl A†	1,502	81
LaSalle Hotel Properties†	23,535	952
Legg Mason	2,550	136
Lexington Realty Trust (A)†	72,556	797
Liberty Property Trust†	2,295	86
LPL Financial Holdings	655	29
LTC Properties†	2,500	108
Mack-Cali Realty†	18,777	358
MainSource Financial Group	1,220	26
Manning & Napier, Cl A	843	12
Markel*	320	218
MarketAxess Holdings	3,601	258
MB Financial	28,383	933
MBIA*	5,600	53
MCG Capital	3,030	12
Meadowbrook Insurance Group (A)	6,300	53
Medical Properties Trust†	5,500	76
Medley Management, Cl A (A)	18,933	278
Mercury General	500	28
MFA Financial†	110,139	880
MGIC Investment*	46,418	433
Mid-America Apartment Communities	8,042	601
Monmouth Real Estate Investment, Cl A (A)†	2,183	24
Montpelier Re Holdings	18,100	648
Moody’s	5,004	479
MSCI, Cl A	2,800	133

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
NASDAQ OMX Group, Cl A	1,409	$68
National Bank Holdings, Cl A	516	10
National Health Investors†	800	56
National Penn Bancshares	58,312	614
National Retail Properties (A)	2,469	97
National Western Life Insurance, Cl A	200	54
Navigators Group*	800	59
NBT Bancorp	800	21
Nelnet, Cl A	932	43
New Residential Investment†	1,634	21
New York Mortgage Trust (A)†	3,009	23
Northfield Bancorp	1,122	17
NorthStar Asset Management Group	9,218	208
NorthStar Realty Finance†	3,601	63
Northwest Bancshares	4,100	51
Ocwen Financial (A)*	4,200	63
OFG Bancorp (A)	14,134	235
Old National Bancorp, Cl A	19,003	283
Old Republic International	4,000	59
Omega Healthcare Investors (A)†	33,700	1,317
One Liberty Properties (A)†	635	15
Oppenheimer Holdings, Cl A	660	15
Oritani Financial	4,100	63
Pacific Continental	884	13
PacWest Bancorp	69,845	3,175
Park National (A)	300	27
Parkway Properties†	1,187	22
PartnerRe	14,878	1,698
Pebblebrook Hotel Trust†	47,337	2,160
Pennsylvania†	27,100	636
PennyMac Mortgage Investment Trust†	6,334	134
Peoples Bancorp	840	22
People’s United Financial	9,000	137
PHH*	11,775	282
Phoenix*	230	16
Physicians Realty Trust†	763	13
Piedmont Office Realty Trust, Cl A (A)†	2,520	47
Piper Jaffray*	3,527	205
Platinum Underwriters Holdings	7,736	568
Popular*	11,540	393
Post Properties†	1,200	71
Potlatch	4,057	170
PRA Group*	1,200	70
Preferred Bank	479	13
Principal Financial Group, Cl A	7,000	364
PrivateBancorp, Cl A	11,302	378
ProAssurance	7,856	355
Prosperity Bancshares	9,377	519
Protective Life	1,466	102
Provident Financial Services	11,461	207
PS Business Parks	3,811	303
Pzena Investment Management, Cl A	1,239	12
Radian Group	47,598	796
Ramco-Gershenson Properties†	16,374	307
Raymond James Financial	1,947	112
Realogy Holdings*	10,819	481
Redwood Trust (A)†	1,200	24

Description	Shares	Market Value ($ Thousands)
Regency Centers†	1,585	$101
Regions Financial	39,500	417
Reinsurance Group of America, Cl A	13,116	1,149
RenaissanceRe Holdings	1,520	148
Resource Capital†	2,600	13
Retail Opportunity Investments†	10,108	170
Rexford Industrial Realty†	15,104	237
RLI	1,600	79
RLJ Lodging Trust†	17,849	598
Ryman Hospitality Properties	1,086	57
S&T Bancorp	5,000	149
Sabra Health Care†	2,365	72
Safeguard Scientifics*	34,616	686
Selective Insurance Group	29,441	800
Senior Housing Properties Trust†	3,100	69
Signature Bank NY, Cl B*	12,022	1,514
Silver Bay Realty Trust†	17,157	284
Southside Bancshares (A)	395	11
Southwest Bancorp	1,279	22
Sovran Self Storage†	1,800	157
Spirit Realty Capital†	11,051	131
St. Joe (A)*	1,651	30
STAG Industrial†	5,138	126
StanCorp Financial Group	11,989	838
Starwood Property Trust†	2,300	53
Starwood Waypoint Residential Trust (A)†	8,006	211
State Bank Financial	1,268	25
State National	23,685	284
Sterling Bancorp	18,456	265
Stifel Financial*	20,005	1,021
Strategic Hotels & Resorts*†	8,200	108
Summit Hotel Properties†	2,321	29
Sun Bancorp*	10,338	201
Sun Communities†	1,400	85
Sunstone Hotel Investors†	5,100	84
SunTrust Banks	17,965	753
Susquehanna Bancshares	41,068	552
SVB Financial Group, Cl B*	19,393	2,251
Symetra Financial	31,096	717
Synovus Financial	3,642	99
Tanger Factory Outlet Centers	4,779	177
Taubman Centers†	1,493	114
TCF Financial	145,519	2,312
Terreno Realty†	654	13
Texas Capital Bancshares*	8,507	462
TFS Financial	7,901	118
Trustmark	7,233	178
Two Harbors Investment†	42,164	422
UMB Financial	180	10
UMH Properties (A)†	1,069	10
Umpqua Holdings	23,247	395
United Bankshares (A)	4,300	161
United Community Banks	805	15
United Fire Group	4,000	119
Universal Health Realty Income Trust†	296	14
Unum Group	29,327	1,023
Urstadt Biddle Properties, Cl A†	1,048	23
Validus Holdings	15,363	638
Valley National Bancorp (A)	24,257	236

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
ViewPoint Financial Group	3,900	$93
Virtus Investment Partners	1,110	189
Waddell & Reed Financial, Cl A	1,215	60
Washington†	10,111	280
Washington Federal	1,500	33
Webster Financial	7,700	250
Weingarten Realty Investors†	1,925	67
WesBanco	12,800	445
Westamerica Bancorporation (A)	8,891	436
Western Alliance Bancorp*	70,979	1,973
Western Asset Mortgage Capital (A)†	18,316	269
White Mountains Insurance Group	100	63
Whitestone, Cl B†	763	12
Willis Group Holdings	10,107	453
Wilshire Bancorp	1,754	18
Winthrop Realty Trust†	870	14
Wintrust Financial	600	28
WisdomTree Investments (A)	31,464	493
WL Ross Holding*	23,700	272
World Acceptance (A)*	4,501	358
WR Berkley	1,441	74
WSFS Financial	9,335	718
Yadkin Financial*	20,000	393
Zions Bancorporation	20,346	580

		128,670

Health Care — 13.1%
Abaxis (A)	5,321	302
ABIOMED (A)*	8,794	335
Acadia Healthcare, Cl A*	47,598	2,913
ACADIA Pharmaceuticals (A)*	1,229	39
Accuray (A)*	4,734	36
Acorda Therapeutics*	3,969	162
Aegerion Pharmaceuticals, Cl A*	9,737	204
Affymetrix, Cl A*	4,300	42
Agilent Technologies	5,263	215
Air Methods (A)*	6,516	287
Akorn (A)*	70,807	2,563
Alere*	890	34
Alexion Pharmaceuticals*	2,909	538
Align Technology*	16,270	910
Alkermes*	4,000	234
Allscripts Healthcare Solutions*	3,436	44
Almost Family*	454	13
Alnylam Pharmaceuticals*	6,062	588
AMAG Pharmaceuticals (A)*	10,039	428
Amedisys*	8,915	262
AmerisourceBergen	6,362	574
Amicus Therapeutics (A)*	4,902	41
Amsurg*	16,469	901
Anacor Pharmaceuticals*	7,269	234
ANI Pharmaceuticals*	3,892	219
Arena Pharmaceuticals (A)*	9,805	34
Ariad Pharmaceuticals (A)*	19,758	136
Array BioPharma*	5,436	26
Arrowhead Research (A)*	39,601	292
athenahealth (A)*	1,600	233
Auxilium Pharmaceuticals*	1,099	38
Avanir Pharmaceuticals, Cl A*	2,101	36
BioDelivery Sciences International*	1,090	13
BioMarin Pharmaceuticals*	1,324	120

Description	Shares	Market Value ($ Thousands)
Bio-Rad Laboratories, Cl A*	2,502	$302
Bio-Reference Laboratories (A)*	1,000	32
BioScrip*	3,120	22
Bio-Techne	1,171	108
Brookdale Senior Living, Cl A*	21,161	776
Bruker BioSciences*	19,364	380
Capital Senior Living*	200	5
Cardiovascular Systems*	7,584	228
CareFusion*	15,677	930
Catamaran*	859	44
Celldex Therapeutics, Cl A (A)*	7,382	135
Centene*	1,600	166
Cepheid (A)*	11,079	600
Cerus*	5,403	34
Charles River Laboratories International*	29,906	1,903
Chemed (A)	9,100	962
ChemoCentryx (A)*	2,128	14
Chimerix*	4,814	194
Clovis Oncology (A)*	2,787	156
Community Health Systems*	11,715	632
Conmed	15,740	708
Cooper, Cl A	5,976	969
Corcept Therapeutics (A)*	5,556	17
Covance*	10,086	1,047
CTI BioPharma (A)*	5,848	14
Cubist Pharmaceuticals*	18,716	1,884
Dentsply International	21,678	1,155
Depomed*	13,744	221
DexCom*	26,872	1,479
Dyax*	3,774	53
Enanta Pharmaceuticals*	4,935	251
Endo International*	3,342	241
Envision Healthcare Holdings*	37,160	1,289
Esperion Therapeutics (A)*	—	—
Exact Sciences (A)*	7,786	214
ExamWorks Group*	24,081	1,001
Fluidigm*	4,776	161
GenMark Diagnostics (A)*	1,141	15
Genomic Health (A)*	436	14
Gentiva Health Services*	6,986	133
Geron (A)*	41,240	134
Globus Medical, Cl A*	581	14
Greatbatch*	31,203	1,538
GW Pharmaceuticals PLC ADR (A)*	3,328	225
Haemonetics*	1,600	60
Halozyme Therapeutics (A)*	2,500	24
Health Net, Cl A*	15,877	850
HealthSouth	30,384	1,169
Healthways*	644	13
HeartWare International (A)*	13,901	1,021
Hill-Rom Holdings	1,400	64
HMS Holdings (A)*	7,739	164
Hologic*	11,706	313
Horizon Pharma (A)*	16,574	214
Humana	11,175	1,605
Hyperion Therapeutics*	1,076	26
ICON*	11,790	601
ICU Medical*	5,669	464
Idexx Laboratories*	1,226	182
Illumina*	7,121	1,314
ImmunoGen (A)*	36,548	223

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Impax Laboratories*	2,000	$63
Incyte*	3,300	241
Insulet*	47,510	2,188
Integra LifeSciences Holdings*	6,935	376
Intercept Pharmaceuticals*	451	70
Intersect ENT (A)*	14,071	261
IPC The Hospitalist*	10,309	473
Ironwood Pharmaceuticals, Cl A*	11,691	179
Isis Pharmaceuticals (A)*	18,858	1,164
Jazz Pharmaceuticals*	6,606	1,082
Karyopharm Therapeutics (A)*	11,022	413
Keryx Biopharmaceuticals (A)*	2,148	30
Kindred Healthcare	12,500	227
KYTHERA Biopharmaceuticals*	2,978	103
Laboratory Corp of America Holdings*	5,000	539
LDR Holding*	25,250	828
LHC Group*	500	16
LifePoint Hospitals*	4,039	290
Magellan Health*	11,706	703
Mallinckrodt*	6,229	617
MannKind (A)*	9,300	48
Masimo*	8,888	234
MedAssets*	4,742	94
Medicines*	22,827	632
Medidata Solutions*	1,048	50
Medivation*	1,438	143
MEDNAX*	27,690	1,831
Merge Healthcare*	8,683	31
Merit Medical Systems*	3,125	54
Merrimack Pharmaceuticals (A)*	3,589	41
Mettler Toledo International*	2,460	744
MiMedx Group (A)*	1,945	22
Myriad Genetics (A)*	7,923	270
Nektar Therapeutics*	16,412	254
Neogen, Cl B*	4,029	200
Neurocrine Biosciences*	750	17
Nevro*	8,092	313
Novavax (A)*	3,449	20
NPS Pharmaceuticals*	20,539	735
NuVasive*	1,300	61
NxStage Medical*	12,588	226
Ocular Therapeutix (A)*	2,300	54
Omeros (A)*	1,972	49
Omnicare	3,200	233
Omnicell*	1,300	43
Opko Health (A)*	1,431	14
OraSure Technologies*	2,604	26
Orthofix International*	1,400	42
Otonomy*	8,157	272
OvaScience (A)*	2,593	115
Owens & Minor	950	33
Pacific Biosciences of California*	5,998	47
Pacira Pharmaceuticals*	14,690	1,302
Parexel International*	18,480	1,027
Patterson	33,887	1,630
PDL BioPharma (A)	1,700	13
PerkinElmer	14,013	613
Pernix Therapeutics Holdings*	4,566	43
Pharmacyclics (A)*	1,202	147
PharMerica*	19,608	406

Description	Shares	Market Value ($ Thousands)
Portola Pharmaceuticals*	15,310	$434
Premier, Cl A*	30,382	1,019
Prestige Brands Holdings, Cl A*	15,021	522
Progenics Pharmaceuticals (A)*	37,884	286
PTC Therapeutics (A)*	5,983	310
Puma Biotechnology (A)*	2,413	457
QIAGEN*	8,077	190
Quest Diagnostics	9,721	652
Quidel (A)*	8,633	250
Quintiles Transnational Holdings*	213	13
Repros Therapeutics (A)*	32,392	323
ResMed (A)	4,239	238
Rockwell Medical (A)*	2,762	28
RTI Biologics*	3,333	17
Salix Pharmaceuticals*	6,312	725
Sangamo Biosciences (A)*	980	15
Sarepta Therapeutics (A)*	13,659	198
SciClone Pharmaceuticals*	43,342	380
Seattle Genetics (A)*	12,188	392
Select Medical Holdings	50,800	731
Sequenom (A)*	35,019	130
Sirona Dental Systems, Cl A*	17,098	1,494
Spectranetics (A)*	13,014	450
Spectrum Pharmaceuticals (A)*	1,424	10
STERIS, Cl A (A)	1,400	91
Supernus Pharmaceuticals (A)*	1,449	12
Symmetry Surgical*	375	3
Synageva BioPharma, Cl A (A)*	6,098	566
Team Health Holdings*	41,665	2,397
Teleflex	3,980	457
Tenet Healthcare*	3,525	179
TESARO*	29,683	1,104
Tetraphase Pharmaceuticals*	5,855	232
Thoratec*	5,840	190
Tornier BV*	677	17
Ultragenyx Pharmaceutical (A)*	2,975	130
United Therapeutics*	10,414	1,348
Universal Health Services, Cl B	2,241	249
US Physical Therapy	900	38
Vanda Pharmaceuticals (A)*	—	—
VCA*	1,119	55
Veeva Systems, Cl A*	13,036	344
Volcano*	37,222	665
WellCare Health Plans*	800	66
West Pharmaceutical Services	2,200	117
Wright Medical Group*	970	26
XenoPort*	1,229	11

		81,306

Industrials — 14.8%
AAON	5,062	113
AAR	1,100	31
ABM Industries	2,100	60
Acacia Research (A)	19,287	327
ACCO Brands*	71,903	648
Actuant, Cl A	27,189	741
Acuity Brands	11,976	1,677
Advisory Board*	2,000	98
Aecom Technology*	17,658	536
AGCO (A)	2,866	130
Air Lease, Cl A	1,979	68
Aircastle	31,832	680
Alaska Air Group	3,200	191

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Albany International, Cl A	1,900	$72
Alliant Techsystems	4,015	467
Altra Industrial Motion	28,293	803
American Airlines Group	3,969	213
American Railcar Industries (A)	4,073	210
American Woodmark*	2,878	116
AO Smith	14,044	792
Applied Industrial Technologies, Cl A	11,145	508
ARC Document Solutions*	2,532	26
ArcBest	6,613	307
Armstrong World Industries*	2,339	120
Atlas Air Worldwide Holdings*	16,631	820
Avis Budget Group*	2,513	167
Barnes Group	20,518	759
Barrett Business Services	14,931	409
BE Aerospace*	1,400	81
Beacon Roofing Supply*	5,422	151
Brink’s	3,100	76
Carlisle	22,039	1,989
Cintas	12,501	981
CIRCOR International	10,570	637
Civeo	33,337	137
Clarcor	2,766	184
Clean Harbors (A)*	25,273	1,214
Colfax*	4,951	255
Con-way	6,573	323
Copa Holdings, Cl A (A)	2,016	209
Copart*	2,400	87
Corporate Executive Board	1,100	80
Covanta Holding	3,100	68
Crane, Cl A	600	35
Curtiss-Wright	29,201	2,061
Delta Air Lines, Cl A	15,938	784
Deluxe	11,400	710
DigitalGlobe*	6,762	209
Donaldson, Cl A	3,901	151
Douglas Dynamics	569	12
Dover	5,288	379
Dun & Bradstreet	651	79
Dycom Industries*	29,350	1,030
Dynamic Materials	986	16
EMCOR Group	42,960	1,911
Engility Holdings*	1,216	52
Enphase Energy (A)*	17,983	257
EnPro Industries*	5,587	351
Equifax	2,212	179
ESCO Technologies	5,019	185
Esterline Technologies*	9,495	1,041
Exelis	1,677	29
Federal Signal	3,905	60
Fluor	4,822	292
Fortune Brands Home & Security	19,979	905
Forward Air	4,163	210
Franklin Electric	9,102	342
FRP Holdings*	3,000	117
FTI Consulting*	331	13
FuelCell Energy (A)*	5,377	8
G&K Services	26,335	1,866
GATX	700	40
GenCorp (A)*	17,287	316
Generac Holdings (A)*	21,523	1,006

Description	Shares	Market Value ($ Thousands)
General Cable	22,861	$341
Genesee & Wyoming, Cl A*	9,427	848
Gibraltar Industries*	686	11
Gorman-Rupp	1,952	63
Graco	12,388	993
Graham, Cl A	528	15
Granite Construction	5,570	212
Great Lakes Dredge & Dock	3,253	28
Greenbrier (A)	13,161	707
H&E Equipment Services	355	10
Harsco	3,200	61
Hawaiian Holdings (A)*	49,602	1,292
HD Supply Holdings*	47,938	1,414
Healthcare Services Group	4,458	138
Heartland Express	19,889	537
HEICO	2,201	133
Heidrick & Struggles International	411	9
Herman Miller	8,185	241
Hexcel, Cl A*	24,505	1,017
Hillenbrand	2,500	86
HNI	3,926	200
Houston Wire & Cable	2,433	29
Hub Group, Cl A*	10,657	406
Hubbell, Cl B	1,284	137
Hyster-Yale Materials Handling	1,266	93
IDEX	14,201	1,105
Insteel Industries	905	21
Interface, Cl A	36,562	602
ITT	10,115	409
JetBlue Airways (A)*	1,486	24
John Bean Technologies, Cl A	1,377	45
Kadant	25,142	1,073
Kaman, Cl A	2,096	84
KAR Auction Services	26,659	924
Kelly Services, Cl A	1,200	20
Kennametal	600	22
Keyw Holding, Cl A (A)*	1,958	20
Kirby*	17,174	1,387
KLX*	700	29
Knoll, Cl B	1,220	26
Korn/Ferry International*	13,035	375
L-3 Communications Holdings	7,300	921
Landstar System	13,509	980
Lennox International	2,400	228
Lincoln Electric Holdings	11,796	815
Lindsay (A)	1,772	152
LMI Aerospace*	911	13
Lydall*	13,800	453
Manitowoc	2,585	57
ManpowerGroup	1,493	102
Marten Transport	2,100	46
Masonite International*	9,525	585
MasTec*	4,539	102
Mcgrath Rentcorp	1,900	68
Meritor*	1,468	22
Middleby*	18,565	1,840
Moog, Cl A*	23,071	1,708
MSC Industrial Direct, Cl A	6,583	535
Mueller Industries	1,000	34
Mueller Water Products, Cl A	42,314	433
Neff, Cl A*	18,018	203
Nordson	9,392	732

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Northwest Pipe*	9,944	$300
NOW (A)*	8,813	227
Old Dominion Freight Line, Cl A*	14,168	1,100
On Assignment*	6,369	212
Orbital Sciences*	6,628	178
Oshkosh Truck	13,500	657
Pall	12,698	1,285
Parker-Hannifin, Cl A	4,644	599
Pentair	2,782	185
Pitney Bowes	25,426	620
Polypore International (A)*	613	29
Quanex Building Products	1,800	34
Quanta Services*	3,941	112
RBC Bearings	9,272	598
Regal-Beloit	22,673	1,705
Robert Half International	3,076	179
Rollins	3,773	125
RR Donnelley & Sons	24,687	415
Ryder System	8,900	826
Saia*	9,900	548
Simpson Manufacturing	19,075	660
Snap-on	800	109
SolarCity (A)*	576	31
Spirit AeroSystems Holdings, Cl A*	26,858	1,156
Spirit Airlines*	11,740	887
Standex International	11,000	850
Stanley Black & Decker	6,335	609
Steelcase, Cl A	25,800	463
Swift Transportation, Cl A*	19,251	551
TAL International Group (A)	8,600	375
Team*	6,035	244
Teledyne Technologies*	13,020	1,338
Terex	7,552	211
Tetra Tech	46,635	1,245
Timken	6,716	287
Titan Machinery*	20,000	279
Toro	5,174	330
Towers Watson, Cl A	1,300	147
TransDigm Group	500	98
TriMas*	27,997	876
TriNet Group*	9,279	290
Trinity Industries	30,383	851
Triumph Group	25,788	1,734
TrueBlue*	59,202	1,317
Tutor Perini*	3,700	89
Unifirst	644	78
United Rentals*	12,187	1,243
United Stationers	1,000	42
Universal Forest Products	1,908	102
USG (A)*	8,140	228
UTI Worldwide (A)*	21,013	254
Valmont Industries (A)	9,468	1,203
Vectrus*	93	3
Vicor (A)*	2,300	28
Wabash National*	2,806	35
WABCO Holdings*	5,849	613
Wabtec	3,600	313
WageWorks*	8,366	540
Waste Connections	1,800	79
Watsco	6,700	717
Watts Water Technologies, Cl A	23,722	1,505
WESCO International*	10,460	797

Description	Shares	Market Value ($ Thousands)
Woodward	1,400	$69
XPO Logistics (A)*	8,331	340
Xylem	29,843	1,136

		91,709

Information Technology — 16.7%
ACI Worldwide*	6,906	139
Acxiom*	81,656	1,655
Adtran	17,525	382
Advanced Energy Industries*	1,400	33
Advent Software	1,000	31
Alliance Data Systems*	5,354	1,532
Alpha & Omega Semiconductor*	1,342	12
Anixter International*	500	44
Ansys*	10,146	832
AOL*	2,700	125
Applied Micro Circuits*	370	2
Arista Networks (A)*	1,705	104
ARRIS Group*	7,200	217
Arrow Electronics, Cl A*	1,900	110
Aruba Networks*	19,258	350
ASML Holding, Cl G (A)	690	74
Aspen Technology*	37,677	1,319
Atmel*	100,034	840
Autodesk, Cl A*	1,892	114
Avago Technologies, Cl A	12,340	1,241
Avnet	8,652	372
Bankrate*	12,046	150
Belden	20,653	1,628
Benchmark Electronics*	25,072	638
Blackbaud, Cl A	3,876	168
Blackhawk Network Holdings, Cl A (A)*	8,881	345
Blackhawk Network Holdings, Cl B*	1,872	70
Blucora*	16,678	231
Broadridge Financial Solutions	1,700	78
BroadSoft*	32,979	957
Brocade Communications Systems	100,100	1,185
CACI International, Cl A*	900	78
Cadence Design Systems*	196,641	3,730
Calix*	2,331	23
Callidus Software*	1,561	25
Carbonite (A)*	1,001	14
Cavium*	16,410	1,014
ChannelAdvisor (A)*	18,013	389
Checkpoint Systems*	1,100	15
Ciena (A)*	19,778	384
Cimpress (A)*	900	67
Citrix Systems*	7,271	464
Cognex*	24,977	1,032
Coherent*	8,615	523
Cohu	1,032	12
CommVault Systems*	3,421	177
comScore*	15,963	741
Comtech Telecommunications	400	13
Constant Contact*	33,098	1,215
Convergys	20,581	419
CoreLogic*	1,800	57
Cornerstone OnDemand (A)*	2,249	79
CoStar Group*	13,719	2,519
Cray*	1,586	55

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Cree (A)*	1,902	$61
CSG Systems International	16,700	419
Cvent (A)*	9,504	265
Cypress Semiconductor (A)	4,610	66
Dealertrack Technologies*	39,259	1,739
Demandware*	13,070	752
Diebold	20,103	696
Digital River*	12,357	306
Diodes*	6,645	183
Dolby Laboratories, Cl A	257	11
DST Systems	600	56
EarthLink Holdings	5,988	26
Ebix (A)	1,665	28
Echo Global Logistics*	1,761	51
EchoStar, Cl A*	2,900	152
Electronic Arts*	30,159	1,418
Electronics For Imaging*	1,300	56
EnerNOC (A)*	1,300	20
Entegris*	6,300	83
Envestnet*	26,795	1,317
EPAM Systems*	372	18
Euronet Worldwide*	1,400	77
ExlService Holdings*	1,448	42
Factset Research Systems (A)	644	91
Fair Isaac	800	58
Fairchild Semiconductor International*	25,548	431
FARO Technologies*	1,300	82
FEI	1,500	136
Fidelity National Information Services, Cl B	12,644	786
Finisar (A)*	1,589	31
FleetCor Technologies*	1,465	218
FleetMatics Group (A)*	29,163	1,035
Flir Systems	2,745	89
FormFactor*	1,809	16
Fortinet*	45,622	1,399
Freescale Semiconductor (A)*	17,100	431
Gartner*	5,828	491
Genpact*	2,904	55
Gigamon*	30,379	539
Global Payments	2,534	205
Glu Mobile*	86,810	338
Guidewire Software, Cl Z*	28,765	1,456
Harmonic, Cl A*	17,385	122
Harris	11,700	840
Heartland Payment Systems	30,098	1,624
IAC	1,300	79
Immersion*	2,588	24
Infinera*	25,820	380
Infoblox*	36,642	740
Informatica*	2,900	111
Ingram Micro, Cl A*	1,651	46
Inphi*	48,603	898
Insight Enterprises*	9,500	246
Integrated Device Technology*	7,100	139
Interactive Intelligence Group (A)*	2,622	126
InterDigital	1,288	68
International Rectifier*	1,600	64
Intersil, Cl A	71,088	1,029
Intralinks Holdings, Cl A*	37,705	449
InvenSense, Cl A (A)*	896	15

Description	Shares	Market Value ($ Thousands)
IPG Photonics (A)*	900	$67
Itron*	11,142	471
j2 Global	24,482	1,518
Jabil Circuit	5,381	118
Jack Henry & Associates	926	57
JDS Uniphase*	14,471	199
Juniper Networks	6,218	139
Kemet*	2,428	10
Keysight Technologies*	7,861	265
Lam Research	8,828	700
Lattice Semiconductor*	68,670	473
Lexmark International, Cl A	5,199	215
Littelfuse	800	77
LivePerson*	1,135	16
LogMeIn*	27,685	1,366
Manhattan Associates*	10,280	419
Marketo (A)*	20,148	659
MAXIMUS	14,462	793
Mellanox Technologies*	22,996	983
Mentor Graphics	2,400	53
Mercury Systems*	1,090	15
Methode Electronics	2,700	99
Micrel	7,000	102
Microchip Technology (A)	13,883	626
Microsemi*	1,731	49
MicroStrategy, Cl A*	118	19
MKS Instruments	13,957	511
Monolithic Power Systems	19,052	948
Monotype Imaging Holdings	454	13
Monster Worldwide*	56,859	263
MTS Systems, Cl A	1,000	75
National Instruments	1,606	50
NCR*	3,736	109
NETGEAR*	8,400	299
NetScout Systems*	4,329	158
NetSuite (A)*	3,285	359
NeuStar, Cl A (A)*	1,000	28
NIC	13,854	249
Nimble Storage (A)*	7,959	219
NVE (A)*	200	14
OmniVision Technologies*	22,383	582
ON Semiconductor*	13,433	136
OSI Systems*	8,636	611
Palo Alto Networks*	13,214	1,620
Pandora Media*	18,610	332
Pericom Semiconductor, Cl A*	1,168	16
Photronics*	31,059	258
Plantronics	1,100	58
Plexus*	1,500	62
PMC - Sierra*	28,762	263
Polycom*	8,000	108
Power Integrations	7,067	366
Progress Software*	17,576	475
Proofpoint*	9,299	448
PTC*	74,811	2,742
Qlik Technologies*	10,779	333
QLogic*	41,390	551
Rackspace Hosting*	2,944	138
Rambus*	9,259	103
RealPage*	9,421	207
RF Micro Devices, Cl A (A)*	55,116	914
Riverbed Technology*	3,096	63
Rofin-Sinar Technologies*	1,100	32

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Rovi*	1,112	$25
Ruckus Wireless*	64,889	780
Sanmina*	1,177	28
Sapient*	2,100	52
Scansource*	3,394	136
Science Applications International	4,528	224
Seagate Technology	19,200	1,277
Semtech*	31,053	856
ServiceNow*	8,245	559
ServiceSource International*	29,301	137
Shutterstock (A)*	8,091	559
Silicon Graphics International (A)*	2,400	27
Silicon Laboratories*	10,120	482
Skyworks Solutions	4,477	326
SolarWinds*	36,131	1,800
Solera Holdings	250	13
Sonus Networks*	75,604	300
Spansion, Cl A*	35,317	1,209
Splunk*	8,168	481
SS&C Technologies Holdings	14,354	840
SunEdison*	27,550	538
Super Micro Computer*	12,000	419
Sykes Enterprises*	2,600	61
Synaptics*	13,144	905
Synchronoss Technologies*	14,922	625
SYNNEX	395	31
Synopsys*	26,169	1,138
Syntel*	2,800	126
Tableau Software, Cl A*	18,270	1,548
Take-Two Interactive Software, Cl A*	2,400	67
Tech Data*	12,100	765
Teradyne	32,898	651
Tessera Technologies	4,036	144
Textura (A)*	506	14
Total System Services	2,800	95
Trimble Navigation*	5,604	149
TriQuint Semiconductor*	2,716	75
Trulia*	691	32
Tyler Technologies*	8,899	974
Ultimate Software Group*	10,428	1,531
Ultratech*	12,870	239
United Online	457	7
Universal Display (A)*	7,430	206
Veeco Instruments*	2,300	80
VeriFone Holdings*	25,151	936
Verint Systems*	20,139	1,174
Viasat (A)*	9,478	597
Viasystems Group*	876	14
Virtusa*	24,849	1,035
Vishay Intertechnology	13,000	184
Vishay Precision Group*	192	3
Web.com Group*	24,580	467
WebMD Health, Cl A (A)*	1,121	44
Western Digital	6,200	686
WEX*	6,580	651
WNS Holdings ADR*	34,410	711
Xcerra*	1,585	15
Xoom*	19,356	339
Yelp, Cl A*	863	47
Zebra Technologies, Cl A*	19,739	1,528

Description	Shares	Market Value ($ Thousands)
Zillow, Cl A (A)*	4,537	$480

		103,415

Materials — 4.2%
Advanced Emissions Solutions*	516	12
Air Products & Chemicals	3,876	559
AK Steel Holding (A)*	3,410	20
Albemarle (A)	5,209	313
Allegheny Technologies	28,425	988
AptarGroup	1,800	120
Ashland	9,200	1,102
Avery Dennison	2,472	128
Axiall	3,045	129
Balchem	1,400	93
Ball	4,242	289
Bemis	7,308	331
Berry Plastics Group*	14,891	470
Boise Cascade*	400	15
Cabot	900	39
Calgon Carbon*	5,791	120
Carpenter Technology	3,319	164
Century Aluminum*	5,100	124
Chemtura*	1,730	43
Clearwater Paper*	3,752	257
Coeur Mining (A)*	65,379	334
Commercial Metals, Cl A	12,547	204
Compass Minerals International, Cl A	1,100	96
Crown Holdings*	14,800	753
Cytec Industries	10,520	486
Eagle Materials	700	53
Eastman Chemical	3,200	243
Ferro*	2,300	30
Flotek Industries (A)*	16,260	305
FMC	8,433	481
Glatfelter	1,700	44
Globe Specialty Metals	5,200	90
Graphic Packaging Holding*	2,283	31
Greif, Cl A	4,464	211
H.B. Fuller	4,209	187
Handy & Harman*	715	33
Headwaters, Cl A*	1,045	16
Horsehead Holding (A)*	2,100	33
Huntsman	28,000	638
Innophos Holdings	7,786	455
International Flavors & Fragrances	1,459	148
Intrepid Potash (A)*	16,716	232
Kaiser Aluminum	8,532	609
KapStone Paper and Packaging	19,156	561
Martin Marietta Materials, Cl A	1,281	141
Materion	595	21
Minerals Technologies	20,959	1,456
Neenah Paper, Cl A	14,000	844
NewMarket	373	150
Olin	19,500	444
Owens-Illinois*	7,319	198
Packaging Corp of America	2,600	203
Platform Specialty Products*	2,400	56
Platform Speciatly Products*	35,716	829
PolyOne	78,604	2,980
Reliance Steel & Aluminum	1,340	82

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Resolute Forest Products (A)*	1,718	$30
Rock-Tenn, Cl A	2,660	162
Rockwood Holdings	1,363	107
Royal Gold, Cl A	2,437	153
RPM International	3,100	157
RTI International Metals*	1,765	45
Schnitzer Steel Industries, Cl A	300	7
Schulman A	3,375	137
Schweitzer-Mauduit International	10,535	446
Scotts Miracle-Gro, Cl A	1,500	93
Sealed Air	4,354	185
Sensient Technologies	30,569	1,845
Silgan Holdings	46,881	2,513
Sonoco Products	1,400	61
Steel Dynamics	6,072	120
Stillwater Mining*	2,600	38
SunCoke Energy	907	18
TimkenSteel	3,358	124
UFP Technologies*	13,800	339
United States Steel (A)	3,182	85
Valspar	1,860	161
Worthington Industries	309	9
WR Grace*	1,400	134
Zep	713	11

		25,973

Telecommunication Services — 0.5%
Boingo Wireless*	3,128	24
Cincinnati Bell, Cl A*	4,400	14
Cogent Communications Holdings	17,849	632
Consolidated Communications Holdings (A)	9,722	271
Frontier Communications (A)	20,667	138
inContact (A)*	1,263	11
Iridium Communications (A)*	58,600	571
Level 3 Communications*	6,966	344
RingCentral, Cl A (A)*	10,935	163
SBA Communications, Cl A*	2,217	246
Shenandoah Telecommunications	520	16
Spok Holdings	15,500	269
Telephone & Data Systems	8,561	216
T-Mobile US*	932	25
Vonage Holdings*	10,100	38
Windstream Holdings	12,378	102

		3,080

Utilities — 3.6%
AGL Resources	15,461	843
ALLETE	16,364	902
Alliant Energy	1,300	86
American States Water	3,400	128
American Water Works	3,741	199
Aqua America	10,673	285
Atmos Energy	2,500	139
Avista	32,600	1,153
Black Hills, Cl A	2,714	144
California Water Service Group, Cl A	2,800	69
Chesapeake Utilities	600	30
Cleco	26,686	1,455
CMS Energy	10,600	368

Description	Shares	Market Value ($ Thousands)
Dynegy, Cl A*	3,600	$109
Edison International	10,136	664
El Paso Electric, Cl A	4,700	188
Empire District Electric (A)	4,400	131
Great Plains Energy	54,770	1,556
Hawaiian Electric Industries (A)	4,800	161
Idacorp, Cl A	7,162	474
Integrys Energy Group	10,100	786
ITC Holdings	4,434	179
Laclede Group	2,600	138
MDU Resources Group	5,300	125
MGE Energy	2,400	109
National Fuel Gas	922	64
New Jersey Resources	750	46
Northwest Natural Gas (A)	3,203	160
NorthWestern	7,335	415
NRG Energy	4,979	134
OGE Energy	2,277	81
Otter Tail	1,800	56
Pepco Holdings	3,471	94
Piedmont Natural Gas (A)	6,280	247
Pinnacle West Capital	1,100	75
PNM Resources	44,269	1,312
Portland General Electric	100,050	3,785
Questar	434	11
SCANA	29,391	1,775
South Jersey Industries, Cl A	16,695	984
Southwest Gas	13,930	861
TECO Energy	1,800	37
TerraForm Power, Cl A	8,792	272
UGI	6,450	245
UIL Holdings	10,402	453
Vectren	2,100	97
Westar Energy, Cl A	1,900	78
WGL Holdings	1,200	66
Xcel Energy	12,195	438

		22,207

Total Common Stock (Cost $400,666) ($ Thousands)		579,809

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 ETF (A)	8,119	972

Total Exchange Traded Fund (Cost $613) ($ Thousands)		972

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Expires 04/20/16 (B)*	467	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Central European Media Enterprises	53	—
Chelseea Therapeutics International CVR	3004	—
Cubist Pharmaceuticals	767	—

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Endo Pharmaceuticals	1,900	$—

Total Rights (Cost $2) ($Thousands)		—

AFFILIATED PARTNERSHIP — 9.7%
SEI Liquidity Fund, L.P.
0.100%**†† (B)	60,374,200	60,374

Total Affiliated Partnership (Cost $60,374) ($ Thousands)		60,374

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	40,810,917	40,811

Total Cash Equivalent (Cost $40,811) ($ Thousands)		40,811

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.061%, 05/28/15	$100	100
0.043%, 03/05/15	1,073	1,073

Total U.S. Treasury Obligations (Cost $1,173) ($ Thousands)		1,173

Total Investments — 110.1% (Cost $503,639) ($ Thousands)‡		$683,139

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	98	Mar-2015	$392
S&P Mid 400 Index E-MINI	84	Mar-2015	263

			$655

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $620,578 ($Thousands).

*	Non-income producing security.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $58,753 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $60,374 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

PIPE — Private Investment in Public Entity.

PLC — Public Limited Company

Ser — Series

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $503,639 ($ Thousands), and the unrealized appreciation and depreciation were $180,122 ($ Thousands) and ($622) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$578,944	$865	$—	$579,809
Exchange Traded Fund	972	—	—	972
Warrant	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	60,374	—	60,374
Cash Equivalent	40,811	—	—	40,811
U.S. Treasury Obligations	—	1,173	—	1,173

Total Investments in Securities	$620,727	$62,412	$—	$683,139

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$655	$—	$—	$655

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%

Consumer Discretionary — 15.3%
Bed Bath & Beyond*	8,300	$632
Best Buy	15,200	592
Big Lots	500	20
Capella Education	600	46
Chipotle Mexican Grill, Cl A*	1,110	760
Cinemark Holdings	10,500	373
Coach	1,500	56
Dick’s Sporting Goods	3,200	159
DineEquity	900	93
Discovery Communications, Cl A*	2,900	100
Discovery Communications, Cl C*	9,300	314
Dollar General*	500	35
Dollar Tree*	8,800	619
DSW, Cl A	5,300	198
Foot Locker, Cl A	9,500	534
FTD*	2,400	84
Gannett	14,900	476
Gap	14,000	590
Genuine Parts	1,600	170
Harman International Industries, Cl A	3,700	395
Haverty Furniture	1,200	26
Helen of Troy*	800	52
Interpublic Group	25,900	538
Interval Leisure Group	1,600	34
Johnson Controls	3,200	155
Kohl’s	9,083	555
L Brands	4,000	346
Lear	5,500	539
Leggett & Platt	11,700	499
Marriott Vacations Worldwide	900	67
Michael Kors Holdings*	8,400	631
Murphy USA*	2,200	151
News, Cl A*	4,300	67
NVR*	140	179
PetSmart	1,300	106
Polaris Industries	3,800	575
PVH	300	39
Ross Stores	7,400	698
Royal Caribbean Cruises	1,300	107
Starwood Hotels & Resorts Worldwide	1,000	81
Starz - Liberty Capital*	500	15
Tenneco*	500	28
Thomson Reuters	700	28
Thor Industries	1,000	56
Tower International*	2,000	51
TripAdvisor (A)*	7,100	530
Tupperware Brands	800	50
Ulta Salon Cosmetics & Fragrance*	4,200	537
Whirlpool	2,030	393
Wyndham Worldwide	900	77

		13,456

Consumer Staples — 4.3%
Avon Products	12,900	121
Bunge	2,200	200
Cal-Maine Foods (A)	7,100	277
Campbell Soup	6,500	286
Coca-Cola Enterprises	12,800	566
ConAgra Foods	16,800	610
Diamond Foods*	606	17

Description	Shares	Market Value ($ Thousands)
Hormel Foods	1,600	$83
Kroger	10,800	694
Monster Beverage*	5,800	628
Pilgrim’s Pride (A)*	1,000	33
Tyson Foods, Cl A	7,100	285

		3,800

Energy — 5.3%
Apache	1,900	119
Cabot Oil & Gas	6,100	181
Chesapeake Energy	30,900	605
Continental Resources, Cl A (A)*	13,300	510
Devon Energy	500	31
EP Energy, Cl A*	5,300	55
EQT	7,400	560
Helmerich & Payne	1,700	115
HollyFrontier	4,800	180
Marathon Petroleum	1,500	135
Noble (A)	27,000	447
Noble Energy	1,000	47
Oneok	12,000	598
SM Energy	2,100	81
Targa Resources	700	74
Valero Energy	6,200	307
Western Refining	10,900	412
World Fuel Services	3,800	178

		4,635

Financials — 18.7%
Affiliated Managers Group*	620	132
Aflac	2,400	147
American Assets Trust†	3,500	139
American Campus Communities†	4,100	170
American Capital Agency, Cl A	23,200	506
American Financial Group	2,700	164
Ameriprise Financial	1,900	251
Annaly Capital Management	51,400	556
Ares Commercial Real Estate†	2,500	29
Ashford Hospitality Trust†	7,600	80
Assurant	7,100	486
Assured Guaranty	4,600	119
Brixmor Property Group	800	20
Camden Property Trust†	4,700	347
CBRE Group, Cl A*	16,200	555
Chambers Street Properties†	38,000	306
Chimera Investment†	75,600	240
Chubb	4,100	424
CIT Group	3,900	187
CNA Financial	6,700	259
Crown Castle International†	9,700	763
CyrusOne†	4,700	130
Duke Realty†	25,400	513
Extra Space Storage†	1,800	106
Fidelity & Guaranty Life	1,100	27
Fifth Third Bancorp	6,200	126
Franklin Street Properties†	7,700	94
Gain Capital Holdings	5,000	45
General Growth Properties†	8,300	233
Genworth Financial, Cl A*	56,800	483
HCC Insurance Holdings	2,500	134
HCP†	6,100	269
Hospitality Properties Trust	5,600	174
Host Hotels & Resorts†	11,400	271
Invesco	13,300	526
Invesco Mortgage Capital†	7,100	110
Jones Lang LaSalle	3,460	519

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
KeyCorp	42,100	$585
Lincoln National	10,800	623
Loews	9,000	378
McGraw-Hill	400	36
Mortgage Investment Trust†	2,400	45
Navient	9,700	210
Nelnet, Cl A	3,300	153
New Residential Investment†	4,100	52
PartnerRe	4,300	491
Piper Jaffray*	1,400	81
ProLogis†	16,200	697
Public Storage†	1,100	203
Raymond James Financial	8,700	498
Redwood Trust†	2,400	47
Regions Financial	19,800	209
Resource Capital†	8,700	44
Senior Housing Properties Trust†	500	11
Signature Bank NY, Cl B*	4,100	516
SunTrust Banks	2,600	109
Synchrony Financial*	15,800	470
T. Rowe Price Group	1,300	112
Unum Group	15,900	554
Voya Financial	4,300	182
Waddell & Reed Financial, Cl A	10,000	498

		16,444

Health Care — 12.7%
Aetna, Cl A	1,900	169
Alere*	1,100	42
Alexion Pharmaceuticals*	1,130	209
AmerisourceBergen	4,100	370
Anthem	500	63
Boston Scientific*	50,000	662
C.R. Bard	3,600	600
Cardinal Health	9,800	791
Cerner*	10,600	685
Charles River Laboratories International*	1,300	83
Cigna	3,000	309
Edwards Lifesciences, Cl A*	4,600	586
Endo International*	1,200	86
HCA Holdings*	9,900	726
Hologic*	6,800	182
Humana	350	50
Illumina*	4,110	759
IMS Health Holdings*	16,400	421
Intuitive Surgical*	1,340	709
Jazz Pharmaceuticals*	1,160	190
Laboratory Corp of America Holdings*	1,700	183
Mettler Toledo International*	130	39
Mylan*	12,400	699
Pharmacyclics*	4,300	526
Quest Diagnostics	8,300	557
Quintiles Transnational Holdings*	8,000	471
United Therapeutics*	3,700	479
Universal Health Services, Cl B	5,000	556

		11,202

Industrials — 13.8%
Acuity Brands	3,800	532
Alamo Group	800	39
Alaska Air Group	9,300	556
Allegiant Travel, Cl A	500	75
Amerco	580	165
Ametek	3,800	200

Description	Shares	Market Value ($ Thousands)
Argan	1,600	$54
Blount International*	1,600	28
C.H. Robinson Worldwide	7,700	576
Carlisle	5,600	505
Chicago Bridge & Iron	1,400	59
Copa Holdings, Cl A	700	73
Copart*	7,300	267
Dover	2,400	172
Expeditors International of Washington	11,452	511
Fluor	1,200	72
Huntington Ingalls Industries, Cl A	500	56
IDEX	2,200	171
Kansas City Southern	1,600	195
Kirby*	1,100	89
L-3 Communications Holdings	1,680	212
Lincoln Electric Holdings	7,200	498
ManpowerGroup	2,100	143
MRC Global*	29,200	442
Nielsen	13,100	586
Old Dominion Freight Line, Cl A*	6,100	474
Parker-Hannifin, Cl A	5,300	684
Pentair	3,800	252
Quanta Services*	17,400	494
Robert Half International	9,200	537
Rollins	2,400	80
Southwest Airlines, Cl A	19,000	804
Spirit AeroSystems Holdings, Cl A*	4,000	172
Spirit Airlines*	6,700	506
Standex International	700	54
Steelcase, Cl A	4,700	84
Timken	6,700	286
Toro	1,500	96
Trinity Industries	16,900	473
United Continental Holdings*	3,000	201
United Rentals*	1,700	174
Waste Connections	10,300	453

		12,100

Information Technology — 15.4%
Activision Blizzard	3,400	69
Akamai Technologies*	9,100	573
Amkor Technology*	19,300	137
Analog Devices	3,000	167
Ansys*	6,300	517
ARRIS Group*	16,400	495
Arrow Electronics, Cl A*	8,500	492
Avago Technologies, Cl A	7,400	744
Avnet	3,800	163
Booz Allen Hamilton Holding, Cl A	7,000	186
Broadcom, Cl A	16,700	724
Broadridge Financial Solutions	10,900	503
CA	6,400	195
CDW	7,400	260
Citrix Systems*	8,800	561
CommScope Holding*	5,500	126
Computer Sciences	1,500	95
Electronic Arts*	1,700	80
F5 Networks, Cl A*	4,100	535
Fiserv, Cl A*	3,400	241
Harris	7,300	524
Ingram Micro, Cl A*	17,300	478
Integrated Device Technology*	1,800	35

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Intuit	300	$28
Jabil Circuit	23,300	509
Jack Henry & Associates	5,100	317
Juniper Networks	1,900	42
Leidos Holdings	7,700	335
Lexmark International, Cl A	2,200	91
Maxim Integrated Products	1,000	32
Methode Electronics	1,700	62
MicroStrategy, Cl A*	400	65
National Instruments	2,400	75
NetApp	2,600	108
NetScout Systems*	3,900	142
NIC	3,900	70
Nuance Communications*	20,100	287
Nvidia	27,800	557
Progress Software*	4,800	130
ShoreTel*	5,100	38
Skyworks Solutions	8,600	625
Solera Holdings	8,800	450
Symantec, Cl A	21,400	549
Synopsys*	4,300	187
Tech Data*	1,500	95
Tessera Technologies	9,500	340
Western Digital	3,600	398
Zebra Technologies, Cl A*	1,500	116

		13,548

Materials — 4.7%
Alcoa	12,400	196
Cabot	9,600	421
Celanese, Ser A	9,100	546
Century Aluminum*	4,400	107
Clearwater Paper*	1,900	130
Eastman Chemical	7,500	569
Greif, Cl A	2,400	113
Mosaic	13,200	603
Nucor	4,200	206
Sherwin-Williams, Cl A	2,830	744
Southern Copper	700	20
Stepan	1,300	52
Westlake Chemical	7,500	458

		4,165

Telecommunication Services — 0.0%
Intelsat*	1,700	29

Utilities — 6.1%
AES	13,900	192
AGL Resources	3,300	180
Calpine*	3,300	73
Centerpoint Energy	2,400	56
Consolidated Edison	10,300	680
DTE Energy	1,200	104
Entergy	7,100	621
ITC Holdings	1,200	48
MDU Resources Group	20,600	484
OGE Energy	5,900	209
Ormat Technologies	1,000	27
PPL	20,500	745
Public Service Enterprise Group	16,600	688
Questar	18,800	475
SCANA	3,400	205
UGI	13,300	505
Vectren	1,200	56

		$5,348

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Common Stock (Cost $77,146) ($ Thousands)		84,727

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.010%**††	2,937,871	2,938

Total Cash Equivalent (Cost $2,938) ($ Thousands)		2,938

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
0.080%**††(B)	1,237,250	1,237

Total Affiliated Partnership (Cost $1,237) ($ Thousands)		1,237

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills (C) (D)
0.061%, 05/28/15	$144	144
0.043%, 03/05/15	189	189

Total U.S. Treasury Obligations (Cost $333) ($ Thousands)		333

Total Investments — 101.5% (Cost $81,654) ($ Thousands)‡		$89,235

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E-MINI	1	Mar-2015	$(3)

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $87,956 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $1,196 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $1,237 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $81,654 ($ Thousands), and the unrealized appreciation and depreciation were $8,761 ($ Thousands) and ($1,180) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$84,727	$—	$—	$84,727
Cash Equivalent	2,938	—	—	2,938
Affiliated Partnership	—	1,237	—	1,237
U.S. Treasury Obligations	—	333	—	333

Total Investments in Securities	$87,665	$1,570	$—	$89,235

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

December 31, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(3)	$—	$—	$(3)

Total Other Financial Instruments	$(3)	$—	$—	$(3)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%

Consumer Discretionary — 7.6%
Aaron’s	32,761	$1,002
American Eagle Outfitters	112,900	1,567
Aramark	64,049	1,995
Bed Bath & Beyond*	38,800	2,955
Big Lots	28,000	1,120
Bloomin’ Brands*	1,832	45
Buckle	11,352	596
Canadian Tire, Cl A	23,100	2,448
Carter’s	31,300	2,733
Cheesecake Factory	5,583	281
Citi Trends*	3,459	87
Columbia Sportswear	6,266	279
Cooper-Standard Holding*	5,652	327
Core-Mark Holding, Cl A	9,520	590
DIRECTV*	101,200	8,774
Dollar General*	41,720	2,950
Dollar Tree*	60,358	4,248
Domino’s Pizza	33,600	3,164
Flexsteel Industries	4,654	150
Foot Locker, Cl A	51,700	2,905
Kohl’s	176,477	10,772
Lear	29,140	2,858
Liberty Tax*	985	35
McDonald’s	72,409	6,785
Nathan’s Famous*	4,977	398
NVR*	1,367	1,743
Outerwall*	2,674	201
PetSmart	51,900	4,219
Reading International, Cl A*	9,460	126
Regal Entertainment Group, Cl A	15,740	336
Rent-A-Center	5,850	213
Target, Cl A	124,580	9,457
Thomson Reuters	41,059	1,656
Time Warner Cable, Cl A	33,400	5,079

		82,094

Consumer Staples — 16.9%
Altria Group	169,723	8,362
Archer-Daniels-Midland	64,700	3,364
Avon Products	175,600	1,649
Bunge	151,951	13,814
Cal-Maine Foods	44,968	1,755
Campbell Soup	19,200	845
Casey’s General Stores	37,600	3,396
Church & Dwight	28,000	2,206
Clorox	98,740	10,290
Coca-Cola Bottling Consolidated	7,327	645
Coca-Cola Enterprises	36,600	1,618
Colgate-Palmolive	41,700	2,885
ConAgra Foods	136,700	4,959
Constellation Brands, Cl A*	16,432	1,613
Costco Wholesale	13,994	1,984
CVS Health	85,200	8,206
Dr Pepper Snapple Group	144,973	10,392
Energizer Holdings	19,600	2,520
Fresh Del Monte Produce	13,595	456
General Mills, Cl A	54,900	2,928
Hershey	63,157	6,564
Hormel Foods	61,677	3,213
Ingredion	25,300	2,146
J&J Snack Foods	1,654	180

Description	Shares	Market Value ($ Thousands)
Kellogg	69,776	$4,566
Kimberly-Clark	36,091	4,170
Kraft Foods	50,600	3,171
Kroger	261,834	16,812
Lancaster Colony	3,060	287
Lorillard	77,200	4,859
Mead Johnson Nutrition, Cl A	30,600	3,077
Metro, Cl A	40,300	3,246
Orchids Paper Products	5,334	155
PepsiCo	99,995	9,456
Philip Morris International	34,700	2,826
Sanderson Farms	45,993	3,865
TreeHouse Foods*	6,460	552
Tyson Foods, Cl A	238,554	9,564
Universal	31,000	1,364
Vector Group	6,802	145
Wal-Mart Stores	199,920	17,169

		181,274

Energy — 2.6%
Chevron	86,562	9,710
ConocoPhillips	91,500	6,319
CVR Energy	24,900	964
Exxon Mobil	81,300	7,516
Frank’s International	6,487	108
Targa Resources	1,753	186
Tesoro	47,100	3,502
World Fuel Services	9,773	459

		28,764

Financials — 19.3%
Allied World Assurance Holdings	163,505	6,200
Allstate	135,255	9,502
American Capital Agency, Cl A	55,100	1,203
American Capital Mortgage Investment†	34,620	652
American Financial Group	49,160	2,985
American Tower, Cl A†	30,200	2,985
Annaly Capital Management	696,071	7,525
Apollo Commercial Real Estate Finance†	34,134	559
Apollo Residential Mortgage†	26,387	416
Arrow Financial	3,556	98
Aspen Insurance Holdings	69,576	3,045
Assurant	46,000	3,148
AvalonBay Communities†	19,200	3,137
Axis Capital Holdings	176,080	8,996
BOK Financial	35,172	2,112
Capitol Federal Financial	15,961	204
Capstead Mortgage†	51,862	637
CBOE Holdings	50,300	3,190
CBRE Group, Cl A*	67,200	2,301
Central Pacific Financial	13,421	289
Charter Financial	16,036	184
Chimera Investment†	316,721	1,007
Chubb	52,400	5,422
CIT Group	73,600	3,520
CorEnergy Infrastructure Trust†	23,241	151
Customers Bancorp*	12,196	237
CYS Investments†	37,541	327
Digital Realty Trust, Cl A†	36,300	2,407
Dynex Capital†	27,039	223
Endurance Specialty Holdings	53,380	3,194
Enova International*	7,159	159

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Equity Lifestyle Properties†	60,200	$3,103
Essent Group*	13,842	356
Everest Re Group	91,393	15,564
First NBC Bank Holding*	1,936	68
Gaming and Leisure Properties†	100,688	2,954
Genworth MI Canada	71,000	2,267
Greenlight Capital Re*	7,767	254
HCC Insurance Holdings	43,000	2,301
HCP†	67,900	2,990
Health Care†	46,100	3,488
Hospitality Properties Trust	102,100	3,165
Independent Bank Group	6,901	270
Jones Lang LaSalle	29,285	4,391
MFA Financial†	449,769	3,594
MidWestOne Financial Group	2,634	76
Montpelier Re Holdings	10,229	367
Mortgage Investment Trust†	6,956	129
National Bank of Canada	96,800	4,132
Omega Healthcare Investors†	36,800	1,438
OneBeacon Insurance Group, Cl A	17,856	289
PartnerRe	141,454	16,144
PennyMac Financial Services, Cl A*	19,277	333
PennyMac Mortgage Investment Trust†	89,100	1,879
Peoples Financial Services	4,557	226
Platinum Underwriters Holdings	38,983	2,862
Post Properties†	12,220	718
Reinsurance Group of America, Cl A	35,800	3,137
RenaissanceRe Holdings	107,789	10,479
Santander Consumer USA Holdings	41,804	820
Select Income†	7,882	192
Senior Housing Properties Trust†	74,900	1,656
Silver Bay Realty Trust†	19,965	331
Simon Property Group†	7,200	1,311
Starwood Property Trust†	3,763	88
State Bank Financial	33,065	661
Talmer Bancorp, Cl A	4,352	61
Travelers	133,367	14,117
Tree.com*	5,583	270
Two Harbors Investment†	366,004	3,667
UDR†	35,400	1,091
Validus Holdings	247,832	10,300
Ventas†	45,400	3,255
Waterstone Financial	6,571	86
Wells Fargo	64,300	3,525
White Mountains Insurance Group	241	152
Wintrust Financial	7,597	355
WR Berkley	42,224	2,164

		207,091

Health Care — 16.1%
Aetna, Cl A	57,900	5,143
Air Methods*	1,131	50
AmerisourceBergen	110,230	9,938
Amgen, Cl A	31,700	5,050
Analogic	2,268	192
Anthem	74,600	9,375
AstraZeneca ADR	56,700	3,991
Atrion	442	150

Description	Shares	Market Value ($ Thousands)
Baxter International	115,700	$8,480
Becton Dickinson	10,682	1,486
Bio-Path Holdings*	31,421	84
Bio-Reference Laboratories*	11,581	372
Cardinal Health	38,800	3,132
Chemed	6,073	642
Cigna	30,200	3,108
Community Health Systems*	14,700	792
Edwards Lifesciences, Cl A*	17,700	2,255
Eli Lilly	82,585	5,698
Ensign Group	1,744	77
Express Scripts Holding*	99,733	8,444
Halyard Health*	1,336	61
HCA Holdings*	20,000	1,468
Henry Schein*	17,370	2,365
Hologic*	119,500	3,195
Humana	44,581	6,403
ICON*	34,700	1,769
ICU Medical*	5,623	460
Idexx Laboratories*	30,118	4,466
Insys Therapeutics*	4,283	181
Integra LifeSciences Holdings*	3,073	167
Intuitive Surgical*	942	498
Johnson & Johnson	118,700	12,412
Laboratory Corp of America Holdings*	65,515	7,069
McKesson	30,368	6,304
Medtronic	52,100	3,762
Merck	149,259	8,476
MiMedx Group*	7,412	85
Myriad Genetics*	27,400	933
Omnicare	73,683	5,374
Ophthotech*	5,125	230
Parexel International*	6,896	383
Patterson	69,600	3,348
Pfizer	374,200	11,656
Quest Diagnostics	111,794	7,497
Sagent Pharmaceuticals*	5,187	130
Sirona Dental Systems, Cl A*	579	51
STERIS, Cl A	5,444	353
Team Health Holdings*	48,700	2,802
Triple-S Management, Cl B*	3,425	82
UnitedHealth Group	58,500	5,914
Zimmer Holdings	21,400	2,427
Zoetis, Cl A	98,687	4,247

		173,027

Industrials — 3.7%
Alliant Techsystems	39,710	4,616
Boeing	23,700	3,080
Civeo	29,413	121
Deere	63,600	5,627
Engility Holdings*	1,916	82
General Dynamics	11,400	1,569
L-3 Communications Holdings	26,500	3,345
Landstar System	8,435	612
Lockheed Martin	23,570	4,539
Masonite International*	7,376	453
Northrop Grumman	54,100	7,974
Raytheon	72,200	7,810
Sparton*	6,668	189

		40,017

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)

Information Technology — 10.1%
Accenture, Cl A	37,078	$3,311
Amdocs	324,670	15,148
Apple	94,384	10,418
Blackhawk Network Holdings, Cl A*	15,530	603
Blucora*	16,247	225
Booz Allen Hamilton Holding, Cl A	76,120	2,019
Broadridge Financial Solutions	4,041	187
Cadence Design Systems*	37,080	703
Cisco Systems	225,100	6,261
Citrix Systems*	17,264	1,101
Computer Sciences	41,982	2,647
DST Systems	8,255	777
Echo Global Logistics*	10,697	312
Factset Research Systems	24,237	3,411
Forrester Research	2,017	79
Genpact*	19,703	373
GTT Communications*	11,717	155
Harris	60,700	4,360
Hewlett-Packard	86,557	3,473
Intel	213,600	7,752
International Business Machines	96,623	15,502
Intuit	8,523	786
Juniper Networks	77,787	1,736
Kofax*	66,980	471
Lexmark International, Cl A	61,200	2,526
Manhattan Associates*	2,271	93
Microsoft	138,600	6,438
NeuStar, Cl A*	1,494	42
Oracle, Cl B	69,800	3,139
Qualcomm	43,900	3,263
Reis	6,383	167
Sapiens International*	6,652	49
Science Applications International	31,285	1,550
Symantec, Cl A	22,909	588
Synopsys*	73,600	3,199
Tech Data*	30,000	1,897
Teradata*	57,400	2,507
Western Digital	11,100	1,229

		108,497

Materials — 1.7%
Ball	54,133	3,690
Bemis	75,200	3,400
Berry Plastics Group*	4,573	145
Clearwater Paper*	4,723	324
Compass Minerals International, Cl A	22,653	1,967
Kaiser Aluminum	4,565	326
Royal Gold, Cl A	56,055	3,514
Scotts Miracle-Gro, Cl A	31,603	1,969
Sonoco Products	26,000	1,136
United States Steel	51,900	1,388

		17,859

Telecommunication Services — 6.2%
AT&T	590,479	19,834
BCE	108,100	4,964
CenturyTel	133,751	5,294
Hawaiian Telcom Holdco*	7,000	193
NTT DoCoMo ADR	260,300	3,800
RingCentral, Cl A*	2,226	33
Rogers Communications, Cl B	135,800	5,289

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
SK Telecom ADR	191,000	$5,159
TELUS	145,354	5,246
Verizon Communications	336,005	15,718
Windstream Holdings	165,214	1,362

		66,892

Utilities — 11.8%
AGL Resources	6,029	329
ALLETE	4,210	232
Ameren	71,700	3,307
American Electric Power	160,900	9,770
American Water Works	42,543	2,267
Artesian Resources, Cl A	4,592	104
Atmos Energy	31,200	1,739
Avista	57,669	2,039
Calpine*	57,993	1,284
Cleco	5,387	294
CMS Energy	73,900	2,568
Consolidated Edison	168,544	11,125
DTE Energy	79,922	6,903
Edison International	208,526	13,654
Empire District Electric	7,765	231
Entergy	215,737	18,873
Exelon	181,900	6,745
FirstEnergy	47,800	1,864
Hawaiian Electric Industries	21,752	728
Idacorp, Cl A	10,940	724
MGE Energy	1,673	76
New Jersey Resources	3,190	195
Northwest Natural Gas	7,944	397
NorthWestern	5,464	309
Pattern Energy Group, Cl A	11,370	280
PG&E	210,200	11,191
PNM Resources	16,629	493
Portland General Electric	198,473	7,508
PPL	76,200	2,768
Public Service Enterprise Group	181,000	7,495
SCANA	89,200	5,388
Southern	107,127	5,261
Unitil	18,964	696
WGL Holdings	1,507	82

		126,919

Total Common Stock (Cost $808,070) ($ Thousands)		1,032,434

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	39,881,373	39,881

Total Cash Equivalent (Cost $39,881) ($ Thousands)		39,881

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills (A) (B)
0.061%, 05/28/15	$969	969
0.043%, 03/05/15	888	888

Total U.S. Treasury Obligations (Cost $1,857) ($ Thousands)		1,857

Total Investments — 99.9% (Cost $849,808) ($ Thousands)‡		$1,074,172

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

December 31, 2014

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	271	Mar-2015	$424

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,075,343 ($Thousands).

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or a portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $849,808 ($ Thousands), and the unrealized appreciation and depreciation were $236,789 ($ Thousands) and ($12,425) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,032,434	$—	$—	$1,032,434
U.S. Treasury Obligations	—	1,857	—	1,857
Cash Equivalent	39,881	—	—	39,881

Total Investments in Securities	$1,072,315	$1,857	$—	$1,074,172

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$424	$—	$—	$424

Total Other Financial Instruments	$424	$—	$—	$424

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMMON STOCK — 91.4%

Australia — 6.7%
AGL Energy	528,599	$5,779
Amcor	1,192,139	13,148
Asciano (A)	424,185	2,082
ASX	69,957	2,092
Aurizon Holdings (A)	548,910	2,059
AusNet Services (A)	3,936,921	4,263
Bank of Queensland	139,877	1,381
BHP Billiton	222,234	5,267
Brambles (A)	9,727	84
Coca-Cola Amatil	314,797	2,382
Cochlear	6,511	412
Federation Centres (A)*	1,292,644	3,017
Flight Centre Travel Group	97,087	2,576
Fortescue Metals Group	490,165	1,079
Goodman Group (A)*	387,026	1,792
GPT Group*	254,312	902
Hansen Technologies	41,039	61
Insurance Australia Group	248,264	1,264
Lend Lease Group	249,919	3,337
Macquarie Group (A)	6,022	285
Metcash, Cl A (A)	2,355,621	3,559
Newcrest Mining	75,498	666
Novion Property Group (A)*	1,798,287	3,098
Orica	55,527	853
Rio Tinto	69,928	3,286
Sonic Healthcare	294,221	4,437
Sydney Airport (A)	170,580	655
Tabcorp Holdings	848,238	2,870
Tatts Group (A)	2,437,835	6,873
Telstra, Cl B	1,938,131	9,432
Toll Holdings	108,727	519
Transurban Group	475,707	3,323
Wesfarmers	283,250	9,613
Westfield (A)*	316,229	2,324
Woodside Petroleum	445,823	13,821
Woolworths	354,312	8,825
WorleyParsons	81,095	666

		128,082

Austria — 0.3%
CA Immobilien Anlagen	41,532	777
Flughafen Wien	4,615	429
Oesterreichische Post	25,824	1,262
Verbund	36,862	682
Voestalpine	43,584	1,722

		4,872

Belgium — 0.6%
Anheuser-Busch InBev	5,510	620
Befimmo*	18,868	1,375
Belgacom (A)	150,489	5,460
Colruyt	20,231	941
Elia System Operator (A)	7,877	367
UCB, Cl A	24,176	1,838

		10,601

Canada — 11.9%
Alimentation Couche-Tard, Cl B	80,900	3,401
Bank of Montreal	148,000	10,501
Barrick Gold	66,700	721
BCE	348,751	16,010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Canadian Imperial Bank of
Commerce	179,100	$15,438
Canadian Tire, Cl A	199,900	21,183
CGI Group, Cl A†	32,400	1,239
CI Financial	19,400	541
Constellation Software	2,200	656
Dollarama	139,100	7,134
Eldorado Gold	140,300	858
Emera	147,600	4,924
Empire, Cl A	86,700	6,559
Fairfax Financial Holdings	10,200	5,361
First Capital Realty	63,000	1,015
Fortis	439,100	14,770
Franco-Nevada	41,500	2,050
George Weston	117,000	10,137
Gildan Activewear	16,800	953
Goldcorp	83,800	1,556
Great-West Lifeco	24,300	705
H&R*	179,100	3,360
Husky Energy	46,600	1,106
IGM Financial	18,000	720
Intact Financial	129,600	9,382
Jean Coutu Group PJC, Cl A	26,400	645
K-Bro Linen	4,265	170
Laurentian Bank of Canada	13,000	561
Manitoba Telecom Services	184,100	4,306
Masonite International†	12,766	785
Metro, Cl A	222,000	17,882
Morguard*	28,100	441
National Bank of Canada	234,600	10,014
Open Text	104,000	6,071
Power Corp of Canada	45,900	1,259
RioCan*	268,200	6,120
Rogers Communications, Cl B	305,100	11,898
Royal Bank of Canada	19,600	1,358
Saputo	231,800	6,988
Shaw Communications, Cl B	244,550	6,619
Silver Wheaton, Cl H	48,400	987
Thomson Reuters, Cl B	31,700	1,283
Toronto-Dominion Bank	187,800	9,000
TransAlta Renewables	20,300	201
Valener	33,226	460

		227,328

China — 0.2%
Chow Tai Fook Jewellery Group (A)	1,472,200	1,971
Yangzijiang Shipbuilding Holdings (A)	1,788,000	1,620

		3,591

Denmark — 0.9%
Carlsberg, Cl B	62,605	4,808
Matas (A)	18,059	411
Royal Unibrew	9,662	1,694
Schouw	13,187	620
TDC	1,046,286	7,981
William Demant Holding†	10,248	780

		16,294

Finland — 0.1%
Fortum	62,888	1,366
Olvi, Cl A	1,700	43

		1,409

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

France — 0.3%
Boiron	6,078	$514
Bonduelle S.C.A.	6,128	149
Dassault Systemes	59,651	3,638
Ipsen (A)	5,955	308
Orpea	23,183	1,451
Societe d’Edition de Canal +	13,049	92
Tessi	282	31
Vilmorin & Cie (A)	2,548	260

		6,443

Germany — 1.5%
alstria office (A)*	41,305	513
E.ON	206,767	3,534
Fielmann	99,528	6,797
MAN	8,565	954
Merck KGaA	93,802	8,828
Rhoen Klinikum	191,266	5,360
STADA Arzneimittel	91,920	2,789

		28,775

Guernsey — 0.5%
Amdocs	222,273	10,370

Hong Kong — 3.8%
Bank of East Asia	126,800	509
BOC Hong Kong Holdings	228,500	762
Cathay Pacific Airways	992,000	2,163
Cheung Kong Holdings	148,000	2,478
Cheung Kong Infrastructure Holdings	606,000	4,456
CLP Holdings, Cl B	2,020,000	17,492
Genting Singapore	178,000	144
Hang Seng Bank	109,500	1,820
HKT Trust & HKT	953,000	1,241
Hopewell Holdings	124,500	453
Hutchison Whampoa	775,000	8,860
Hysan Development	8,000	36
Li & Fung	1,604,000	1,501
Link	1,170,500	7,328
MTR	305,000	1,248
NWS Holdings	90,000	165
PCCW	2,159,000	1,470
Power Assets Holdings	663,000	6,410
Prosperity (A)*	586,000	199
Shangri-La Asia	120,000	165
Sunlight (A)*	590,000	266
Swire Pacific, Cl A	554,500	7,197
Transport International Holdings, Cl B	14,000	29
Uni-Bio Science Group†	5,500,000	101
Wynn Macau (A)	634,400	1,770
Yue Yuen Industrial Holdings	1,113,500	4,004

		72,267

Ireland — 0.1%
Kerry Group, Cl A	14,861	1,027

Israel — 1.1%
Azrieli Group	72,774	2,399
Bank Hapoalim	579,586	2,732
Bank Leumi Le-Israel†	259,787	889
Check Point Software Technologies†	7,011	551
Formula Systems 1985	3,851	85

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ituran Location and Control (A)	6,055	$133
Osem Investments	47,885	852
Paz Oil (A)	5,303	687
Strauss Group†	29,468	444
Teva Pharmaceutical Industries	222,091	12,761

		21,533

Italy — 0.1%
Amplifon (A)	57,150	338
CSP International Fashion Group	1,207	2
Parmalat	107,552	311
Snam Rete Gas	271,305	1,343

		1,994

Japan — 5.2%
Ajis	1,300	20
Aozora Bank (A)	2,361,000	7,302
Arcs	9,900	204
Bic Camera (A)	221,200	2,534
Can Do	38,400	502
Canon	352,000	11,177
Coca-Cola West	97,200	1,339
Dunlop Sports (A)	15,300	170
Dydo Drinco	54,400	2,262
FamilyMart, Cl H	23,300	877
Fancl	187,600	2,666
Hitachi Metals	20,000	340
House Foods Group	102,800	1,773
Ito En	128,300	2,322
Itochu-Shokuhin	3,900	122
Itoham Foods	79,000	416
Japan Airlines (A)	65,800	1,949
JFE Holdings	34,400	766
Kappa Create Holdings	23,800	226
Kasumi	16,300	137
Kewpie	577,000	10,746
Key Coffee	16,900	235
Kobe Steel	310,000	533
Kohnan Shoji	93,700	1,052
Kose	158,600	6,194
Kura	22,100	622
Lawson	56,900	3,435
Lion, Cl H	1,416,400	7,380
Mandom	9,300	305
Marudai Food	82,000	281
Matsuya Foods	27,600	579
Maxvalu Tokai (A)	3,300	50
McDonald’s Holdings Japan	13,800	302
Megmilk Snow Brand (A)	73,900	881
MID, Cl A (A)*	335	841
Ministop	92,000	1,220
Mitsubishi Materials	136,000	451
Mitsubishi Tanabe Pharma	63,300	927
Morinaga	261,000	684
Morinaga Milk Industry	486,025	1,678
MOS Food Services	28,000	516
Nagoya Railroad	617,000	2,295
Nihon Shokuhin Kako	2,000	6
Nippon Flour Mills	149,000	662
Nippon Telegraph & Telephone	39,600	2,021
Nisshin Oillio Group	400,000	1,397
Nissin Food Products	3,700	176
Noevir Holdings (A)	66,200	1,153
NTT DOCOMO	260,200	3,786

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ohsho Food Service	21,000	$761
Oracle Japan	88,300	3,594
Osaka Gas	37,000	138
Otsuka	15,700	497
Rock Field	27,700	450
Royal Holdings	45,100	627
Saizeriya	19,400	256
Sakata Seed	15,100	252
Shimamura	200	17
Sogo Medical	3,500	177
Studio Alice	26,600	363
Tokai	9,200	275
Trend Micro	60,800	1,679
Yamada Denki	800	3
Yamazaki Baking	58,000	715
Yoshinoya Holdings	147,800	1,699

		99,015

Jersey — 0.1%
Randgold Resources (A)	41,810	2,840

Luxembourg — 0.0%
SES (A)	21,634	776

Netherlands — 0.7%
Eurocommercial Properties*	5,059	215
Heineken	58,117	4,127
Heineken Holding (A)	106,539	6,669
Koninklijke Ahold (A)	59,652	1,060
Reed Elsevier	37,081	886

		12,957

New Zealand — 1.5%
Air New Zealand	933,402	1,796
Argosy Property	669,970	565
Auckland International Airport (A)	1,349,322	4,449
Chorus (A)	17,569	37
Contact Energy	365,565	1,819
Fisher & Paykel Healthcare	306,957	1,497
Fletcher Building	480,176	3,100
Infratil	102,751	241
Meridian Energy (A)	204,165	279
Mighty River Power (A)	166,163	386
Port of Tauranga	37,108	488
Restaurant Brands New Zealand	21,157	61
Ryman Healthcare	406,372	2,701
SKY Network Television (A)	315,450	1,484
Spark New Zealand	3,829,322	9,301
Summerset Group Holdings (A)	69,427	150

		28,354

Norway — 1.9%
Norsk Hydro (A)	1,905,994	10,673
Orkla (A)	1,399,553	9,471
Statoil	384,018	6,721
Telenor	501,685	10,088

		36,953

Portugal — 0.6%
EDP - Energias de Portugal	2,298,197	8,911
Portucel	122,445	454
REN - Redes Energeticas Nacionais SGPS (A)	137,066	398
Semapa-Sociedade de Investimento e Gestao	25,343	306
Sonaecom - SGPS†	260,450	451

		10,520

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Singapore — 3.0%
Ascendas*	866,000	$1,553
CapitaCommercial Trust (A)*	1,719,000	2,269
CapitaMall Trust*	2,492,000	3,825
China Yuchai International	29,083	553
City Developments	13,000	100
ComfortDelGro	972,000	1,901
DBS Group Holdings	240,000	3,714
First (A)*	140,000	132
Keppel (A)	638,000	4,251
Keppel Land	141,000	363
Metro Holdings	73,539	50
MobileOne (A)	1,169,000	3,176
Oversea-Chinese Banking (A)	34,000	268
Sabana Shari’ah Compliant Industrial*	867,000	615
Sembcorp Industries (A)	433,000	1,450
Sembcorp Marine	382,000	937
Singapore Airlines	280,000	2,442
Singapore Exchange	105,000	617
Singapore Post	1,935,000	2,798
Singapore Press Holdings (A)	832,000	2,640
Singapore Technologies Engineering	26,000	67
Singapore Telecommunications (A)	2,442,000	7,166
StarHub (A)	2,832,000	8,845
Venture	30,000	178
Wilmar International (A)	2,882,000	7,020
Yanlord Land Group (A)	394,000	307

		57,237

Spain — 1.7%
Endesa	112,156	2,245
Gas Natural SDG	375,974	9,445
Iberdrola (A)	1,692,000	11,406
Lar Espana Real Estate Socimi (A)*†	19,361	213
Telefonica†	658,881	9,460

		32,769

Sweden — 1.9%
Axfood	128,061	7,612
Boliden (A)	63,526	1,011
Hennes & Mauritz, Cl B	250,806	10,376
Industrivarden, Cl C (A)	86,727	1,499
KappAhl (A)	26,114	139
Millicom International Cellular (A)	18,030	1,330
Svenska Cellulosa SCA, Cl B (A)	71,145	1,528
Swedish Match	168,685	5,264
Tele2, Cl B (A)	208,238	2,513
TeliaSonera	895,777	5,735

		37,007

Switzerland — 2.3%
Allreal Holding, Cl A	26,508	3,661
Alpiq Holding	4,200	380
Aryzta (A)	2,633	202
Basler Kantonalbank, Cl H	2,216	143
Bell	46	113
Coca-Cola HBC (A)	408,077	7,773
Emmi (A)	1,224	429
Galenica	9,759	7,785

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Intershop Holdings	15	$5
Kaba Holding	2,684	1,349
Mobilezone Holding	394	4
Mobimo Holding (A)	892	179
Nestle	141,759	10,340
Novartis	6,270	582
Orior	660	37
Siegfried Holding	5,821	949
Sonova Holding	5,016	737
Swiss Prime Site, Cl H (A)	3,269	240
Swisscom	18,310	9,613

		44,521

United Kingdom — 7.9%
Admiral Group (A)	274,775	5,639
AstraZeneca	5,809	410
British American Tobacco	177,012	9,597
Centrica (A)	2,056,768	8,912
Cranswick	60,855	1,314
Dairy Crest Group	18,916	146
GlaxoSmithKline	514,922	11,052
Greggs (A)	477,871	5,452
Imperial Tobacco Group	447,890	19,724
Inchcape (A)	59,960	674
Londonmetric Property*	90,461	215
Lookers (A)	81,939	165
National Grid (A)	721,214	10,238
Next, Cl A	201,118	21,339
Rentokil Initial (A)	121,840	230
Royal Dutch Shell, Cl A (A)	186,090	6,213
Sage Group (A)	836,200	6,042
SSE	761,936	19,260
Stock Spirits Group	37,991	130
Synergy Health	46,324	1,503
Tate & Lyle	783,236	7,342
Unilever (A)	375,192	15,250

		150,847

United States — 36.5%
Altria Group	337,681	16,637
American Capital Mortgage Investment*	46,934	884
AmerisourceBergen	121,295	10,936
Annaly Capital Management*	894,849	9,673
Apollo Residential Mortgage*	76,581	1,208
Apple	125,971	13,905
Archer-Daniels-Midland	207,981	10,815
Ashford Hospitality Prime*	28,371	487
AT&T	779,544	26,185
Avista	114,608	4,051
Axis Capital Holdings	32,156	1,643
Baxter International	64,294	4,712
Benchmark Electronics†	12,133	309
Berkshire Hills Bancorp	8,411	224
Broadridge Financial Solutions	45,044	2,080
Brookline Bancorp, Cl A	56,859	570
Bunge	219,582	19,962
C.R. Bard	22,521	3,752
Cablevision Systems, Cl A	448,285	9,253
CACI International, Cl A†	120,729	10,404
Capitol Federal Financial	743,249	9,499
CenturyTel	45,505	1,801
Chemed	22,290	2,355
Church & Dwight	150,767	11,882

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cigna	101,128	$10,407
Cintas	12,073	947
CIT Group	4,432	212
Citrix Systems†	44,922	2,866
Clorox	262,827	27,389
Coca-Cola	36,521	1,542
Coca-Cola Bottling Consolidated	8,210	723
Colgate-Palmolive	162,349	11,233
Commercial Metals, Cl A	32,537	530
Computer Sciences	43,351	2,733
Comtech Telecommunications	5,620	177
ConAgra Foods	39,901	1,448
Consolidated Edison	24,888	1,643
Costco Wholesale	77,266	10,952
CST Brands	31,575	1,377
CVS Health	8,850	852
Dentsply International	137,290	7,313
Dice Holdings†	211,413	2,116
Dr Pepper Snapple Group	172,365	12,355
DST Systems	102,790	9,678
Duke Energy	17,052	1,425
EchoStar, Cl A†	6,175	324
Edwards Lifesciences, Cl A†	49,409	6,294
Ellington Residential Mortgage*	11,821	192
Empire District Electric	312,248	9,286
Energizer Holdings	85,056	10,935
Entergy	275,480	24,099
Exelon	119,205	4,420
Factset Research Systems	32,802	4,617
Fiserv, Cl A†	8,375	594
Fresh Del Monte Produce	113,984	3,824
Garmin	10,907	576
General Mills, Cl A	208,668	11,128
Halyard Health†	1	—
Harbinger Group†	60,670	859
Harris	152,074	10,922
HealthSouth	228,688	8,795
Henry Schein†	87,585	11,925
Hershey	31,999	3,326
Hill-Rom Holdings	240,790	10,985
HomeTrust Bancshares†	7,985	133
ICU Medical†	9,888	810
Idacorp, Cl A	5,386	357
Ingredion	13,668	1,160
International Business Machines	6,331	1,016
Jack Henry & Associates	174,610	10,850
Johnson & Johnson	184,019	19,243
Kaiser Aluminum	88,987	6,356
Kellogg	166,491	10,895
Keurig Green Mountain	8,576	1,135
Kimberly-Clark	131,899	15,239
Kohl’s	47,705	2,912
Kroger	11,253	723
LifePoint Hospitals†	152,993	11,002
Mantech International, Cl A	26,070	788
McCormick	24,410	1,814
McDonald’s	174,110	16,314
MEDNAX†	92,698	6,128
Medtronic	60,263	4,351
Michael Kors Holdings†	77,097	5,790
Mortgage Investment Trust*	33,118	615
New York Community Bancorp	100,360	1,606
News, Cl A†	264,500	4,150

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

December 31, 2014

Description		Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
Northfield Bancorp		76,188	$1,127
Northwest Bancshares		112,983	1,416
Oil-Dri Corp of America		3,429	112
Omnicare		211,064	15,393
Orchids Paper Products		29,612	862
Oritani Financial		19,574	301
Owens & Minor		237,498	8,339
Patterson		228,612	10,996
Paychex		78,286	3,615
People’s United Financial		60,010	911
PepsiCo		123,075	11,638
Philip Morris International		122,846	10,006
Procter & Gamble		308,702	28,120
Quest Diagnostics		111,625	7,486
Reading International, Cl A†		16,183	214
Reliance Steel & Aluminum		51,568	3,160
Republic Services		18,153	731
Resource Capital*		69,172	349
Schnitzer Steel Industries, Cl A		21,378	482
Simplicity Bancorp		5,945	102
Southern		260,320	12,784
Spectrum Brands Holdings		42,289	4,046
Sprint†		229,897	954
Steel Dynamics		137,557	2,715
STERIS, Cl A		43,636	2,830
Sykes Enterprises†		29,937	703
Territorial Bancorp		7,233	156
Unitil		74,411	2,729
Universal		95,174	4,186
Vectren		11,673	540
VeriSign†		129,551	7,385
Verizon Communications		113,309	5,300
VMware, Cl A†		48,886	4,034
Wal-Mart Stores		131,785	11,318
Weis Markets		28,796	1,377
Westar Energy, Cl A		83,034	3,424

			697,474

Total Common Stock (Cost $1,615,506) ($ Thousands)			1,745,856

PREFERRED STOCK — 0.6%

Germany — 0.6%
Henkel & KGaA		107,952	11,628

Total Preferred Stock (Cost $11,766) ($ Thousands)			11,628

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.010%‡**		120,279,908	120,280

Total Cash Equivalent (Cost $120,280) ($ Thousands)			120,280

TIME DEPOSITS — 0.5%
Brown Brothers Harriman
2.900%, 1/2/2015	NZD	64	$50
1.901%, 1/2/2015	AUD	164	134
0.055%, 1/2/2015	CAD	806	696
0.031%, 1/2/2015	GBP	588	917
0.030%, 1/2/2015		6,773	6,773
0.005%, 1/2/2015	HKD	2,949	380

Description		Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
0.005%, 1/2/2015	SGD	133	$101
0.001%, 1/2/2015	CHF	4	4

Total Time Deposits (Cost $9,055) ($ Thousands)			9,055

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills (B) (C)
0.061%, 05/28/15		5,082	5,081
0.043%, 03/05/15		121	121

Total U.S. Treasury Obligations (Cost $5,202) ($ Thousands)			5,202

Total Investments — 99.1% (Cost $1,761,809) ($ Thousands)‡‡			$1,892,021

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	296	Mar-2015	$430
FTSE 100 Index	93	Mar-2015	429
Hang Seng Index	13	Jan-2015	(20)
S&P 500 Index E-MINI	544	Mar-2015	821
SPI 200 Index	35	Mar-2015	200
Topix Index	72	Mar-2015	(137)

			$1,723

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

December 31, 2014

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/29/15	AUD	154,940	USD	126,133	$(386)
1/29/15	CAD	280,616	USD	240,497	(1,668)
1/29/15	CHF	44,032	USD	45,419	1,074
1/29/15	DKK	120,834	USD	20,120	474
1/29/15	EUR	118,441	USD	146,747	3,403
1/29/15	GBP	123,391	USD	192,955	628
1/29/15	HKD	598,084	USD	77,121	(7)
1/29/15	JPY	13,504,440	USD	114,924	2,248
1/29/15	NOK	309,652	USD	41,616	326
1/29/15	NZD	38,190	USD	29,426	(325)
1/29/15	SEK	310,779	USD	40,455	733
1/29/15	SGD	119,264	USD	91,146	1,178
1/29/15	USD	1,178	AUD	1,441	(1)
1/29/15	USD	1,027	CAD	1,193	2
1/29/15	USD	34	CHF	33	—
1/29/15	USD	7	DKK	42	—
1/29/15	USD	129	EUR	106	(1)
1/29/15	USD	842	GBP	541	1
1/29/15	USD	460	HKD	3,569	—
1/29/15	USD	1,669	JPY	199,160	(7)
1/29/15	USD	845	NOK	6,271	(8)
1/29/15	USD	415	NZD	532	(1)
1/29/15	USD	560	SEK	4,340	(6)
1/29/15	USD	387	SGD	511	(1)

					$7,656

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	1/29/15	(1,166,435)	1,174,091	$7,656

For the period ended December 31, 2014, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages	are based on Net Assets of $1,909,525 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

†	Non-income producing security.

‡	Investment in Affiliated Security.

*	Real Estate Investment Trust.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2014 was $222,746 ($ Thousands) and represented 11.7% of Net Assets.

(B)	The rate reported is the effective yield at the time of purchase.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $1,761,809 ($ Thousands), and the unrealized appreciation and depreciation were $191,179 ($ Thousands) and ($60,967) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,735,773	$10,083	$—	$1,745,856
Preferred Stock	11,628	—	—	11,628
Cash Equivalent	120,280	—	—	120,280
Time Deposits	—	9,055	—	9,055
U.S. Treasury Obligations	—	5,202	—	5,202

Total Investments in Securities	$1,867,681	$24,340	$—	$1,892,021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Appreciation	$1,880	$—	$—	$1,880
Unrealized Depreciation	(157)	—	—	(157)
Forwards†
Unrealized Appreciation	—	10,067	—	10,067
Unrealized Depreciation	—	(2,411)	—	(2,411)

Total Other Financial Instruments	$1,723	$7,656	$—	$9,379

†	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.5%

Consumer Discretionary — 5.9%
Advance Auto Parts	7,500	$1,194
American Eagle Outfitters	74,900	1,040
Bed Bath & Beyond*	32,800	2,498
Big Lots	16,600	664
Canadian Tire, Cl A	24,100	2,554
Cogeco Cable	10,500	649
DIRECTV*	70,300	6,095
Dollar General*	13,022	921
Domino’s Pizza	22,700	2,138
Family Dollar Stores	21,066	1,669
Foot Locker, Cl A	37,800	2,124
Graham Holdings, Cl B	1,400	1,209
Kohl’s	69,100	4,218
Lear	21,160	2,075
Madison Square Garden, Cl A*	9,754	734
McDonald’s	39,416	3,693
Morningstar, Cl A	35,304	2,285
PetSmart	38,400	3,122
Scripps Networks Interactive, Cl A	5,100	384
Staples	32,300	585
Target, Cl A	89,001	6,756
Time Warner Cable, Cl A	18,400	2,798

		49,405

Consumer Staples — 21.1%
Altria Group	240,414	11,845
Archer-Daniels-Midland	46,400	2,413
Avon Products	104,200	978
Brown-Forman, Cl B	10,201	896
Bunge	60,000	5,455
Cal-Maine Foods	68,600	2,677
Campbell Soup	14,306	630
Casey’s General Stores	30,300	2,737
Church & Dwight	80,204	6,321
Clorox	53,047	5,528
Coca-Cola	124,957	5,276
Coca-Cola Enterprises	49,400	2,184
Colgate-Palmolive	81,132	5,613
ConAgra Foods	129,738	4,707
Costco Wholesale	40,729	5,773
CVS Health	62,200	5,990
Dr Pepper Snapple Group	50,400	3,613
Energizer Holdings	13,500	1,736
General Mills, Cl A	67,918	3,622
Hershey	68,589	7,128
Hormel Foods	107,711	5,612
JM Smucker	35,693	3,604
Kellogg	72,447	4,741
Kimberly-Clark	58,839	6,798
Kroger	165,216	10,609
Lorillard	108,303	6,817
McCormick	58,094	4,316
Metro, Cl A	35,000	2,819
PepsiCo	78,237	7,398
Philip Morris International	72,651	5,917
Procter & Gamble	61,418	5,595
Reynolds American	59,338	3,814
Safeway	85,430	3,000
Sanderson Farms	18,200	1,529
Tyson Foods, Cl A	141,300	5,665
Universal	16,000	704

Description	Shares	Market Value ($ Thousands)
Wal-Mart Stores	159,636	$13,710

		177,770

Energy — 2.2%
Chevron	43,200	4,846
ConocoPhillips	55,200	3,812
Dresser-Rand Group*	6,606	540
Exxon Mobil	72,500	6,703
Tesoro	34,600	2,573

		18,474

Financials — 18.3%
Allied World Assurance Holdings	81,149	3,077
Allstate	74,100	5,205
American Capital Agency, Cl A	176,855	3,861
American Financial Group	41,500	2,520
Annaly Capital Management	248,300	2,684
Apartment Investment & Management, Cl A	69,800	2,593
Arch Capital Group*	64,338	3,802
Aspen Insurance Holdings	58,300	2,552
Assurant	33,650	2,303
Axis Capital Holdings	114,210	5,835
Canadian Imperial Bank of Commerce	31,000	2,672
CBOE Holdings	43,200	2,740
Chubb	34,200	3,539
CIT Group	47,200	2,258
Cullen/Frost Bankers	59,179	4,180
Digital Realty Trust, Cl A†	23,500	1,558
Endurance Specialty Holdings	20,100	1,203
Equity Lifestyle Properties†	51,170	2,638
Everest Re Group	44,053	7,502
Genworth MI Canada	23,900	763
Government Properties Income Trust, Cl A†	55,900	1,286
Hanover Insurance Group, Cl A	17,900	1,277
HCC Insurance Holdings	73,400	3,928
HCP†	49,100	2,162
Health Care	31,200	2,361
Home Properties†	49,293	3,234
Hospitality Properties Trust	74,700	2,316
Jones Lang LaSalle	16,900	2,534
Maiden Holdings	62,300	797
Markel*	3,151	2,152
MFA Financial†	302,993	2,421
Mid-America Apartment Communities	29,610	2,211
National Bank of Canada	71,400	3,048
PartnerRe	77,369	8,830
PennyMac Mortgage Investment Trust†	50,500	1,065
Platinum Underwriters Holdings	22,400	1,645
Post Properties†	63,695	3,743
ProAssurance	15,000	677
Prosperity Bancshares	13,700	758
Public Storage†	6,217	1,149
Reinsurance Group of America, Cl A	30,010	2,629
RenaissanceRe Holdings	100,858	9,805
Simon Property Group	12,000	2,185
Tanger Factory Outlet Centers	41,039	1,517
TFS Financial	119,488	1,778
Travelers	72,400	7,664

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Two Harbors Investment†	308,871	$3,095
Validus Holdings	177,529	7,378
Ventas†	11,100	796
Wells Fargo	55,300	3,032
White Mountains Insurance Group	4,079	2,570

		153,528

Health Care — 14.3%
AbbVie	30,200	1,976
Actavis*	9,739	2,507
Aetna, Cl A	63,300	5,623
AmerisourceBergen	75,737	6,828
Amgen, Cl A	28,500	4,540
Anthem	56,500	7,100
AstraZeneca ADR	53,600	3,772
Baxter International	83,100	6,090
Becton Dickinson	2,900	403
C.R. Bard	8,000	1,333
Cardinal Health	32,400	2,616
Centene*	5,900	613
Cigna	7,200	741
DaVita HealthCare Partners*	9,400	712
Edwards Lifesciences, Cl A*	8,800	1,121
Eli Lilly	44,380	3,062
Endo International*	25,300	1,825
Express Scripts Holding*	29,600	2,506
Halyard Health*	9,696	441
Hologic*	86,600	2,316
Humana	40,597	5,831
Idexx Laboratories*	9,500	1,409
Johnson & Johnson	135,917	14,213
Laboratory Corp of America Holdings*	38,924	4,200
McKesson	12,700	2,636
Medtronic	29,000	2,094
Merck	72,200	4,100
Omnicare	34,400	2,509
Patterson	52,100	2,506
PDL BioPharma	96,900	747
Pfizer	285,000	8,878
Quest Diagnostics	73,671	4,940
Team Health Holdings*	27,100	1,559
UnitedHealth Group	63,200	6,389
Zimmer Holdings	15,500	1,758

		119,894

Industrials — 5.2%
Alliant Techsystems	38,160	4,436
Boeing	19,100	2,483
Deere	46,700	4,132
General Dynamics	8,600	1,183
L-3 Communications Holdings	31,100	3,925
Landstar System	24,200	1,755
Lockheed Martin	12,700	2,446
Northrop Grumman	52,700	7,767
Old Dominion Freight Line, Cl A*	32,000	2,485
Raytheon	66,100	7,150
Rollins	26,700	884
Stericycle, Cl A*	38,292	5,019

		43,665

Information Technology — 8.5%
Activision Blizzard	23,400	471
Amdocs	137,440	6,412

Description	Shares	Market Value ($ Thousands)
Apple	58,849	$6,496
Automatic Data Processing	52,748	4,398
Broadridge Financial Solutions	44,500	2,055
CA	48,400	1,474
CDK Global	17,582	717
Cisco Systems	149,100	4,147
CSG Systems International	37,600	943
Dolby Laboratories, Cl A	7,900	340
Global Payments	10,700	864
Harris	48,300	3,469
Ingram Micro, Cl A*	39,220	1,084
Intel	178,100	6,463
International Business Machines	59,096	9,481
Jack Henry & Associates	13,800	858
Microsoft	120,200	5,583
Oracle, Cl B	60,400	2,716
Qualcomm	29,900	2,223
Science Applications International	14,671	727
Skyworks Solutions	31,800	2,312
Synopsys*	58,000	2,521
Tech Data*	22,200	1,404
Teradata*	32,700	1,428
Western Digital	3,200	354
Western Union	67,240	1,204
Xerox	23,900	331
Zebra Technologies, Cl A*	7,200	558

		71,033

Materials — 1.5%
AptarGroup	7,900	528
Ball	34,700	2,366
Bemis	55,400	2,505
CF Industries Holdings	2,500	681
Sigma-Aldrich	37,321	5,123
Sonoco Products	25,800	1,127

		12,330

Telecommunication Services — 4.1%
AT&T	290,000	9,741
BCE	103,900	4,772
CenturyTel	54,300	2,149
NTT DoCoMo ADR	130,100	1,900
Rogers Communications, Cl B	68,600	2,675
SBA Communications, Cl A*	10,900	1,207
SK Telecom ADR	129,800	3,506
TELUS	59,823	2,156
Verizon Communications	142,649	6,673

		34,779

Utilities — 14.6%
AGL Resources	62,858	3,426
Alliant Energy	6,300	418
Ameren	60,200	2,777
American Electric Power	81,000	4,918
Atmos Energy	22,600	1,260
Avista	50,300	1,778
CMS Energy	53,900	1,873
Consolidated Edison	173,742	11,469
Dominion Resources	13,121	1,009
DTE Energy	52,642	4,547
Duke Energy	63,057	5,268
Edison International	109,300	7,157
Entergy	100,000	8,748
Exelon	192,900	7,153
Great Plains Energy	13,200	375

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
ITC Holdings	81,099	$3,279
Northeast Utilities	84,838	4,541
OGE Energy	56,484	2,004
PG&E	138,900	7,395
Pinnacle West Capital	30,700	2,097
Portland General Electric	133,600	5,054
PPL	53,000	1,925
Public Service Enterprise Group	278,391	11,528
SCANA	89,609	5,412
Sempra Energy	7,090	790
Southern	166,583	8,181
UGI	57,750	2,193
Wisconsin Energy	110,404	5,823

		122,398

Total Common Stock (Cost $587,943) ($ Thousands)		803,276

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	35,065,496	35,065

Total Cash Equivalent (Cost $35,065) ($ Thousands)		35,065

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.041%, 03/05/15	$1,277	1,277
0.028%, 05/28/15	356	356

Total U.S. Treasury Obligations (Cost $1,633) ($ Thousands)		1,633

Total Investments — 99.9% (Cost $624,641) ($ Thousands)‡		$839,974

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	254	Mar-2015	$264

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $841,092 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $624,641 ($ Thousands), and the unrealized appreciation and depreciation were $217,056 ($ Thousands) and ($1,723) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$803,276	$—	$—	$803,276
U.S. Treasury Obligations	—	1,633	—	1,633
Cash Equivalent	35,065	—	—	35,065

Total Investments in Securities	$838,341	$1,633	$—	$839,974

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$264	$—	$—	$264

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%‡

Consumer Discretionary — 1.8%
Hyatt Hotels, Cl A*	30,800	$1,854
Starwood Hotels & Resorts Worldwide	32,090	2,602

		4,456

Financials — 95.3%
Acadia Realty Trust†	21,620	692
Alexandria Real Estate Equities†	50,820	4,510
Apartment Investment & Management, Cl A†	102,136	3,794
AvalonBay Communities†	57,341	9,369
Aviv†	10,490	362
BioMed Realty Trust (A)†	229,450	4,942
Boston Properties	64,380	8,285
Brandywine Realty Trust†	231,310	3,696
Brixmor Property Group	86,350	2,145
Camden Property Trust†	9,850	727
CBL & Associates Properties†	36,310	705
Chesapeake Lodging Trust†	15,270	568
CubeSmart†	226,440	4,998
CyrusOne†	30,370	837
DDR†	245,720	4,511
Digital Realty Trust, Cl A†	13,380	887
Douglas Emmett†	65,250	1,853
Duke Realty†	214,885	4,341
Education Realty Trust†	10,456	383
Empire State Realty Trust, Cl A†	30,720	540
Equity Commonwealth†	34,340	882
Equity Lifestyle Properties†	49,250	2,539
Equity Residential†	130,660	9,387
Essex Property Trust	32,599	6,735
Excel Trust†	21,380	286
Extra Space Storage†	40,460	2,373
Federal Realty Investment Trust†	5,990	799
General Growth Properties†	235,219	6,617
HCP†	130,000	5,724
Health Care†	143,510	10,859
Highwoods Properties†	37,500	1,661
Host Hotels & Resorts†	349,664	8,312
Hudson Pacific Properties†	58,260	1,751
Kilroy Realty†	43,370	2,996
Kimco Realty†	167,840	4,220
Kite Realty Group Trust†	117,050	3,364
LaSalle Hotel Properties†	57,750	2,337
Liberty Property Trust†	125,960	4,740
Macerich†	48,259	4,025
Mack-Cali Realty†	11,600	221
Mid-America Apartment Communities†	15,310	1,143
National Health Investors†	14,050	983
Paramount Group*†	32,390	602
Parkway Properties†	47,480	873
Pebblebrook Hotel Trust†	10,330	471
Post Properties†	15,500	911
ProLogis†	304,187	13,089
PS Business Parks†	14,960	1,190
Public Storage†	56,121	10,374
QTS Realty Trust*†	830	28
Ramco-Gershenson Properties†	45,170	846
Regency Centers†	51,930	3,312
Retail Opportunity Investments†	158,640	2,664

Description	Shares	Market Value ($ Thousands)
Retail Properties of America, Cl A†	42,240	$705
Rexford Industrial Realty†	28,230	443
RLJ Lodging Trust†	83,430	2,797
Simon Property Group†	117,478	21,394
SL Green Realty (A)†	43,950	5,231
Sovran Self Storage†	13,790	1,203
Strategic Hotels & Resorts*†	99,510	1,317
Sunstone Hotel Investors†	111,490	1,841
Tanger Factory Outlet Centers†	25,660	948
Taubman Centers†	9,000	688
UDR†	226,000	6,965
Ventas†	125,630	9,008
Vornado Realty Trust	75,000	8,828
Washington†	33,730	933
Washington Prime Group†	1	—

		236,760

Total Common Stock (Cost $185,488) ($ Thousands)		241,216

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P.
0.100%**†† (B)	8,759,794	8,760

Total Affiliated Partnership (Cost $8,760) ($ Thousands)		8,760

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%††**	7,474,384	7,474

Total Cash Equivalent (Cost $7,474) ($ Thousands)		7,474

Total Investments — 103.6% (Cost $201,722) ($ Thousands)‡‡		$257,450

Percentages are based on Net Assets of $248,565 ($Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in affiliated security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $8,435 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $8,760 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

‡‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $201,722 ($ Thousands), and the unrealized appreciation and depreciation were $55,810 ($ Thousands) and ($82) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$241,216	$—	$—	$241,216
Affiliated Partnership	—	8,760	—	8,760
Cash Equivalent	7,474	—	—	7,474

Total Investments in Securities	$248,690	$8,760	$—	$257,450

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 36.2%

Consumer Discretionary — 5.1%
American Honda Finance
0.609%, 05/26/2016 (A) (B)	$750	$751
AutoZone
1.300%, 01/13/2017	500	498
CCO Holdings LLC
5.250%, 09/30/2022	250	249
CCOH Safari
5.750%, 12/01/2024	50	50
5.500%, 12/01/2022	250	254
Comcast
5.850%, 11/15/2015	400	418
CSC Holdings
8.625%, 02/15/2019	875	1,017
Daimler Finance North America LLC (B)
1.375%, 08/01/2017	535	532
1.092%, 08/01/2018 (A)	250	253
ERAC USA Finance LLC
1.400%, 4/15/2016 (B)	115	115
Ford Motor Credit LLC
1.724%, 12/06/2017	350	346
1.070%, 03/12/2019 (A)	400	398
Graton Economic Development Authority
9.625%, 09/01/2019 (B)	300	328
Hyundai Capital America
1.625%, 10/02/2015 (B)	150	151
NBCUniversal Enterprise
0.916%, 04/15/2018 (A) (B)	550	555
Nissan Motor Acceptance (A)
0.955%, 09/26/2016	350	352
0.785%, 03/03/2017 (B)	310	311
President and Fellows of Harvard College
6.300%, 10/01/2037	380	404
Sinclair Television Group
5.625%, 08/01/2024 (B)	500	484
Sirius XM Radio
5.875%, 10/01/2020 (B)	700	721
Thomson Reuters
1.650%, 09/29/2017	345	343
0.875%, 05/23/2016	250	249
Time Warner Cable
5.850%, 05/01/2017	450	491
TRW Automotive
7.250%, 03/15/2017 (B)	315	348
Volkswagen Group of America Finance (B)
1.250%, 05/23/2017	300	299
0.277%, 11/20/2017 (A)	800	799
Volkswagen International Finance
0.672%, 11/18/2016 (A) (B)	300	301
Whirlpool
1.350%, 03/01/2017	440	439

		11,456

Consumer Staples — 2.2%
Anheuser-Busch InBev Finance
0.632%, 02/01/2019 (A)	650	647
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	350	350
BAT International Finance
1.400%, 06/05/2015 (B)	500	501

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CVS Health
1.200%, 12/05/2016	$330	$331
Elizabeth Arden
7.375%, 03/15/2021	676	620
Heineken
0.800%, 10/1/2015 (B)	325	326
Kraft Foods Group
1.625%, 06/04/2015	500	502
Kroger
0.758%, 10/17/2016 (A)	450	449
Mondelez International
0.752%, 02/01/2019 (A)	450	445
Reynolds American
1.050%, 10/30/2015	240	240
SABMiller Holdings
0.922%, 08/01/2018 (A) (B)	500	502
Sysco
1.450%, 10/02/2017	105	105

		5,018

Energy — 2.7%
Atlas Pipeline Partners
4.750%, 11/15/2021	300	285
Atwood Oceanics
6.500%, 02/01/2020	1,000	910
BP Capital Markets PLC
0.885%, 09/26/2018 (A)	700	694
Devon Energy
0.781%, 12/15/2016 (A)	600	597
Enbridge
0.684%, 06/02/2017 (A)	675	672
Enterprise Products
1.250%, 08/13/2015	40	40
Gibson Energy
6.750%, 07/15/2021 (B)	207	206
Hess
1.300%, 06/15/2017	365	360
Kinder Morgan
2.000%, 12/01/2017	270	268
Linn Energy
6.500%, 05/15/2019	200	171
Petrobras Global Finance BV
1.852%, 05/20/2016 (A)	300	284
SM Energy
6.125%, 11/15/2022 (B)	375	353
Statoil
0.692%, 11/08/2018 (A)	300	301
Tesoro Logistics
6.250%, 10/15/2022 (B)	40	40
Total Capital Canada Ltd.
0.611%, 01/15/2016 (A)	170	170
Total Capital International
0.802%, 08/10/2018 (A)	450	452
TransCanada PipeLines Ltd.
0.750%, 01/15/2016	325	324

		6,127

Financials — 16.9%
Abbey National Treasury Services (A)
0.751%, 03/13/2017	600	600
0.665%, 09/29/2017	350	349
ABN AMRO Bank
1.033%, 10/28/2016 (A) (B)	450	453
American Express Credit MTN
1.125%, 06/05/2017	1,000	997

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Australia & New Zealand Banking Group (A)
0.792%, 05/15/2018	$300	$301
0.609%, 01/10/2017 (B)	300	300
Bank of America MTN
1.700%, 08/25/2017	500	500
1.001%, 09/15/2036 (A)	700	640
0.703%, 02/14/2017 (A)	300	299
Bank of Montreal MTN
0.831%, 04/09/2018 (A)	650	653
Bank of New York Mellon MTN
0.675%, 03/06/2018 (A)	650	653
Bank of Nova Scotia
1.300%, 07/21/2017	400	399
0.950%, 03/15/2016	400	400
0.679%, 9/11/2015 (A)	375	376
Bank of Tokyo-Mitsubishi UFJ (B)
1.450%, 09/08/2017	400	396
0.545%, 09/08/2017 (A)	400	396
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	600	660
BB&T MTN (A)
1.101%, 06/15/2018	535	540
0.892%, 02/01/2019	325	325
BNP Paribas MTN
0.830%, 12/12/2016 (A)	600	601
BPCE MTN
1.082%, 02/10/2017 (A)	700	705
Capital One Bank USA
1.300%, 06/05/2017	550	545
Citigroup
0.783%, 08/25/2036 (A)	1,500	1,203
Citizens Bank MTN
1.600%, 12/04/2017	800	797
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.723%, 03/18/2016 (A)	550	552
Credit Suisse NY MTN
1.375%, 05/26/2017	510	508
Deutsche Bank
1.350%, 05/30/2017	700	694
Fifth Third Bank
1.350%, 06/01/2017	1,000	999
Goldman Sachs Group (A)
1.433%, 04/30/2018	500	506
1.332%, 11/15/2018	400	403
HSBC Bank PLC
0.872%, 05/15/2018 (A) (B)	600	602
HSBC USA
1.300%, 06/23/2017	700	699
Huntington National Bank
1.375%, 04/24/2017	350	349
0.658%, 04/24/2017 (A)	350	350
ING Bank
0.241%, 10/01/2019 (A) (B)	400	401
Intesa Sanpaolo
3.125%, 01/15/2016	300	305
JPMorgan Chase
0.863%, 01/28/2019 (A)	300	300
JPMorgan Chase Capital XXI
1.182%, 02/02/2037 (A)	1,300	1,066
Macquarie Group
1.233%, 01/31/2017 (A) (B)	400	404
Manufacturers & Traders Trust
1.400%, 07/25/2017	475	474
0.608%, 01/30/2017 (A)	400	399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Metropolitan Life Global Funding I (B)
1.500%, 01/10/2018	$220	$219
0.609%, 04/10/2017 (A)	500	501
Morgan Stanley
5.950%, 12/28/2017	140	156
1.483%, 02/25/2016 (A)	250	252
1.083%, 01/24/2019 (A)	450	451
MSCI
5.250%, 11/15/2024 (B)	160	165
New York Life Global Funding (B)
1.125%, 03/01/2017	500	499
0.581%, 05/23/2016 (A)	400	401
Nordea Bank
1.250%, 04/04/2017 (B)	600	597
Pricoa Global Funding I MTN
0.382%, 05/16/2016 (A) (B)	650	650
Principal Life Global Funding II (B)
1.200%, 05/19/2017	400	397
1.125%, 02/24/2017	300	298
Prudential Financial MTN
1.012%, 08/15/2018 (A)	500	503
RHP Hotel Properties‡
5.000%, 04/15/2021	217	216
Royal Bank of Canada MTN
0.561%, 01/23/2017 (A)	900	901
Royal Bank of Scotland Group
1.875%, 03/31/2017	400	400
Societe Generale
1.315%, 10/01/2018 (A)	550	560
Standard Chartered PLC
0.575%, 09/08/2017 (A) (B)	800	796
State Street Capital Trust IV
1.241%, 06/15/2037 (A)	375	311
Sumitomo Mitsui Banking
0.659%, 01/10/2017 (A)	400	399
SunTrust Bank
0.672%, 02/15/2017 (A)	650	649
Svenska Handelsbanken
0.722%, 09/23/2016 (A)	800	803
Synchrony Financial
1.875%, 08/15/2017	325	326
Toronto-Dominion Bank MTN (A)
0.696%, 09/09/2016	200	201
0.472%, 05/02/2017	600	598
UBS MTN
5.875%, 12/20/2017	400	447
0.873%, 08/14/2019 (A)	700	702
Unitrin
6.000%, 05/15/2017	670	724
US Bancorp MTN
0.634%, 04/25/2019 (A)	550	550
Ventas Realty‡
1.550%, 09/26/2016	500	502
1.250%, 04/17/2017	130	129
WEA Finance
1.750%, 09/15/2017 (B)	280	278
Wells Fargo MTN
1.150%, 06/02/2017	700	696
Westpac Banking
1.200%, 05/19/2017	300	299
0.838%, 01/17/2019 (A)	400	401

		38,076

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 2.6%
AbbVie
1.200%, 11/06/2015	$550	$551
Actavis Funding SCS
1.300%, 06/15/2017	550	540
Amgen
2.125%, 05/15/2017	600	608
Anthem
1.250%, 09/10/2015	210	211
Bayer US Finance
0.511%, 10/06/2017 (A) (B)	550	549
Becton Dickinson
1.800%, 12/15/2017	625	627
Express Scripts Holding
1.250%, 06/02/2017	550	544
McKesson
1.292%, 03/10/2017	370	368
0.950%, 12/4/2015	235	236
Medtronic
1.500%, 03/15/2018 (B)	340	339
Mylan
1.350%, 11/29/2016	450	448
Providence Health & Services Obligated Group
1.035%, 10/01/2016 (A)	800	804
Thermo Fisher Scientific
1.300%, 02/01/2017	145	144

		5,969

Industrials — 2.8%
Air Lease
4.500%, 01/15/2016	350	360
2.125%, 01/15/2018	310	304
Boart Longyear Management Properties
10.000%, 10/01/2018 (B)	170	177
Clean Harbors
5.250%, 08/01/2020	350	352
Continental
4.500%, 09/15/2019	450	466
GATX
1.250%, 03/04/2017	245	243
General Electric Capital MTN
1.250%, 05/15/2017	600	601
Glencore Funding LLC
1.396%, 05/27/2016 (A) (B)	675	678
Hutchison Whampoa International 14
1.625%, 10/31/2017 (B)	500	496
ILFC E-Capital Trust I
4.370%, 12/21/2065 (A) (B)	500	465
John Deere Capital MTN
0.361%, 06/15/2015 (A)	450	450
KLX
5.875%, 12/01/2022 (B)	175	177
Nielsen Finance
5.000%, 04/15/2022 (B)	700	703
PACCAR Financial MTN
1.100%, 06/06/2017	360	359
Pentair Finance
1.350%, 12/01/2015	285	285
Precision Castparts
0.700%, 12/20/2015	135	134

		6,250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 1.6%
Audatex North America (B)
6.125%, 11/01/2023	$475	$491
6.000%, 06/15/2021	300	309
Bankrate
6.125%, 08/15/2018 (B)	300	279
CommScope
5.500%, 06/15/2024 (B)	500	492
Equinix
5.750%, 01/01/2025	505	509
Fidelity National Information Services
1.450%, 06/05/2017	210	209
Hewlett-Packard
1.170%, 01/14/2019 (A)	600	590
TSMC Global
0.950%, 04/03/2016 (B)	250	249
Western Union
2.375%, 12/10/2015	85	86
1.231%, 08/21/2015 (A)	325	326

		3,540

Materials — 0.6%
Monsanto
1.150%, 06/30/2017	625	620
Rio Tinto Finance USA PLC
1.083%, 06/17/2016 (A)	625	627

		1,247

Telecommunication Services — 0.9%
AT&T
0.800%, 12/1/2015	450	450
British Telecommunications PLC
1.250%, 02/14/2017	295	294
Verizon Communications
1.991%, 09/14/2018 (A)	515	536
1.350%, 06/09/2017	750	746

		2,026

Utilities — 0.8%
Dominion Gas Holdings
1.050%, 11/01/2016	600	599
Exelon
4.900%, 06/15/2015	425	433
RJS Power Holdings
5.125%, 07/15/2019 (B)	270	267
Southern
1.300%, 08/15/2017	390	388

		1,687

Total Corporate Obligations (Cost $82,386) ($ Thousands)		81,396

LOAN PARTICIPATIONS — 27.2%
Acosta Holdco, 1st Lien
5.000%, 08/13/2021	897	895
Advantage Sales and Marketing, 2nd Lien (C)
0.000%, 07/25/2022	300	296
Advantage Sales and Marketing, 1st Lien
4.250%, 07/23/2021	581	574
Affinion Group Holdings
6.750%, 10/08/2016	776	726
Air Medical Group Holdings, Term Loan B1
5.000%, 06/30/2018	591	589

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Alinta Energy Finance, Draw Term Loan
6.375%, 08/13/2018	$7	$7
Alinta, Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	422	419
Alinta, Delayed Term Loan (F)
0.000%, 08/13/2018	21	—
Alliance Holdings, Term Loan
4.250%, 12/07/2019	729	716
Alliance Laundry System LLC, Term Loan B
4.250%, 12/07/2018	519	512
Alliance Laundry Systems LLC, Term Loan B
5.250%, 12/10/2018	9	9
Allison Transmission
3.750%, 08/23/2019	619	611
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	495	478
American Renal Holdings
4.500%, 08/14/2019	531	524
Applied Systems, 1st Lien Term Loan
4.250%, 01/25/2021	492	483
Applied Systems, 2nd Lien Term Loan
7.500%, 01/24/2022	175	170
Aramark, 1st Lien
3.250%, 02/24/2021	1,045	1,026
Aramark, 1st Lien Term Loan
3.250%, 07/26/2016	32	32
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/2019	448	438
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	698	696
Asurion LLC
5.000%, 05/24/2019	846	834
Asurion LLC, 2nd Lien Term Loan
8.500%, 03/03/2021	300	297
Atlas Energy, Term Loan B
6.500%, 07/31/2019	223	215
Avaya, Term Loan B3
4.670%, 10/26/2017	320	307
BE Aerospace
4.000%, 11/19/2021	204	204
BE Aerospace, 1st Lien
4.000%, 11/19/2021	68	68
Booz Allen Hamilton, 1st Lien Term Loan B1
3.750%, 07/31/2019	246	245
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	496	481
Burger King, Cov-Lite, 1st Lien Term Loan B
4.500%, 09/25/2021	173	172
Calpine, Term Loan
4.000%, 04/01/2018	696	688
Catalent Pharma Solutions, 1st Lien Term Loan B
4.500%, 05/20/2021	499	494
CCM Merger
4.500%, 08/06/2021	405	399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CDW, Term Loan
3.250%, 04/29/2020	$493	$477
Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/2020	195	193
Ceramtec Acquisition
4.250%, 08/30/2020	84	84
CeramTec GmbH, Term Loan B
4.250%, 08/30/2020	211	208
Charter Communications Operating
4.250%, 09/12/2021	369	371
Charter Communications Operating LLC, Term Loan E
3.000%, 04/10/2020	316	310
Chief Exploration
7.500%, 05/16/2021	500	447
Community Health Services, 1st Lien Term Loan D
4.250%, 01/27/2021	596	593
ConvaTec, Dollar Term Loan
4.000%, 12/30/2016	631	627
Cumulus Media, 1st Lien
4.250%, 12/23/2020	579	561
DAE Aviation Holdings
5.000%, 11/02/2018	1	1
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 08/05/2019	200	194
5.000%, 11/02/2018	595	593
Dealertrack, Cov-Lite, 1st Lien Term Loan B
3.500%, 02/28/2021	181	177
Dex Media West
8.000%, 10/24/2014	427	370
EFS Cogen Holdings, 1st Lien Term Loan
3.750%, 12/17/2020	229	226
Emergency Medical Services, Cov-Lite, Term Loan
4.000%, 05/25/2018	20	20
Emergency Medical Services, Initial Term Loan
4.000%, 05/25/2018	107	106
4.000%, 04/27/2018	218	216
Endurance International, 1st Lien
5.000%, 11/09/2019	357	355
Energy & Exploration Partners, 1st Lein Term Loan B
7.750%, 01/22/2019	985	699
Entegris, 1st Lien Term Loan B
3.500%, 04/30/2021	444	434
Epicor, Cov-Lite, 1st Lien
4.000%, 05/16/2018	567	558
Equinox Fitness Club, Term Loan B
6.000%, 01/31/2020	—	—
5.000%, 01/31/2020	738	730
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	645	631
Fibertech Networks LLC, Term Loan B
4.000%, 11/30/2016	476	471
First Data, 1st Lien Term Loan
3.667%, 03/23/2018	624	611

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	$798	$778
Generac Power Systems, Term Loan B
3.250%, 06/22/2018	708	685
Genpact International, Term Loan B
3.500%, 08/30/2019	491	485
Gray Television, Cov-Lite, 1st Lien Term Loan
3.750%, 06/13/2021	156	153
Greeneden U.S. Holding II LLC
4.000%, 01/31/2020	899	880
Harbor Freight Tools
4.750%, 07/26/2019	245	244
Harron Communications L.P., Term Loan B
3.500%, 10/05/2017	183	182
Hilton Hotels Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	138	136
Hilton Worldwide Finance
3.500%, 10/26/2020	276	273
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/2020	46	45
Hub International, 1st Lien Term Loan B
4.250%, 10/02/2020	1,090	1,053
Hub International, Term Loan
4.250%, 10/02/2020	3	3
Ikaria, Cov-Lite, 1st Lien
5.000%, 02/12/2021	122	122
Ikaria, 2nd Lien
8.750%, 02/14/2022	80	79
IMS Health
3.500%, 03/17/2021	578	563
Ina Beteiligungs, 1st Lien Term Loan B
0.000%, 05/15/2020 (C)	425	424
Ineos Holdings Limited, Cov-Lite
3.750%, 04/27/2018	605	585
Intelsat Jackson Holdings
3.750%, 06/30/2019	288	283
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	533	528
ION Trading Technologies, 1st Lien Term Loan
4.250%, 06/10/2021	55	54
ION Trading Technologies, 2nd Lien Term Loan
7.250%, 06/10/2022	350	331
Jeld-Wen, Term Loan B, 1st Lien
5.250%, 09/24/2021	208	206
JHT Holding, 2nd Lien Term Loan (D) (E)
12.500%, 05/30/2015	53	18
Karman Buyer, Term Loan, Delayed Draw
4.250%, 07/23/2021	19	19
Kronos, Incremental Term Loan
4.500%, 10/30/2019	979	970
Kronos, Term Loan
4.500%, 10/30/2019	2	2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Language Line LLC, Term Loan B
6.250%, 06/20/2016	$422	$416
Lee Enterprises
7.250%, 03/31/2019	51	50
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	280	277
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	589	572
Level 3 Communications
4.000%, 08/01/2019	750	744
Light Tower Fiber LLC, Term Loan
4.000%, 04/13/2020	198	193
Light Tower Fiber, Term Loan
8.000%, 04/12/2021	63	62
Media General, Term Loan
4.250%, 07/31/2020	223	220
MEG Energy
3.750%, 03/21/2020	631	600
MGM Resorts, Term Loan B
3.500%, 12/20/2019	394	383
Millennium Laboratories LLC, 1st Lien Term Loan B
5.250%, 04/16/2021	705	701
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/2019	250	240
MTL Publishing LLC, Term Loan B
3.750%, 03/05/2018	448	439
Mueller Water Products, 1st Lien Term Loan B
4.000%, 11/19/2021	98	98
Navistar International
5.750%, 08/17/2017	155	154
Nelson Education Limited, Term Loan B1 (G)
6.750%, 07/05/2014	206	168
Numericable US, 1st Lien Term Loan B1
4.500%, 05/21/2020	150	149
Numericable US, 1st Lien Term Loan B2
4.500%, 05/21/2020	130	129
Ocwen Financial
5.000%, 02/15/2018	97	91
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	961	949
Peabody Energy, Cov-Lite,1st Lien Term Loan B (C)
0.000%, 09/24/2020	500	450
Pilot Travel Centers LLC, 1st Lien Term Loan B
4.250%, 09/17/2021	1,000	1,001
Quintiles Transnational, 1st Lien Term Loan B3
3.750%, 06/08/2018	422	417
Realogy
3.750%, 03/05/2020	28	28
Redtop Acquisitions, 1st Lien
4.500%, 12/03/2020	99	99
Redtop Acquisitions, 2nd Lien
8.250%, 06/03/2021	104	103

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rexnord LLC, Term Loan B
4.000%, 08/21/2020	$833	$814
Seadrill Partners LLC, 1st Lien Term Loan B
4.000%, 02/21/2021	659	510
Seaworld
3.000%, 05/30/2020	395	374
Seminole Hard Rock Entertainment, Term Loan B
0.000%, 05/08/2020 (C)	500	481
Serta Simmons Holdings, Term Loan B
4.250%, 09/19/2019	504	495
Shields Finance, 1st Lien Term Loan B
5.000%, 01/29/2021	398	397
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	251	235
Smart & Final, Cov-Lite,1st Lien Term Loan
4.750%, 11/15/2019	412	406
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	867	845
STHI Holding, 1st Lien Term Loan
4.500%, 08/06/2021	519	514
Surgical Care Affiliates LLC, Term Loan B
4.234%, 12/29/2017	588	579
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	993	963
TASC, 1st Lien Term Loan
0.000%, 05/23/2020 (C)	500	487
TASC, 2nd Lien Term Loan
0.000%, 05/23/2021 (C)	300	304
Telesat Canada, Term Loan B
3.500%, 03/26/2019	393	387
Templar Energy, Cov-Lite, 2nd Lien Term Loan
8.500%, 11/25/2020	980	702
Texas Competitive Electric Holdings, Extending Term Loan
4.650%, 10/10/2017	7	4
4.648%, 10/10/2017	647	418
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	594	580
The Pantry, Term Loan B
4.750%, 07/31/2019	352	351
TI Group Automotive Systems, 1st Lien
4.250%, 07/02/2021	864	852
Trans Union LLC, 1st Lien Term Loan
4.000%, 04/09/2021	995	979
TransDigm, Cov-Lite, 1st Lien Term Loan D
3.750%, 06/04/2021	510	501
Tribune Company, 1st Lien Term Loan B
4.000%, 12/27/2020	645	635
True Religion Apparel, 1st Lien Term Loan
5.875%, 07/30/2019	304	277

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
True Religion Apparel, Term Loan
5.875%, 07/30/2019	$325	$297
Univision Communications, Term Loan C3
4.000%, 03/01/2020	544	531
Valeant Pharmaceuticals
3.750%, 02/13/2019	95	94
Valeant Pharmaceuticals International, Term Loan E
3.500%, 08/05/2020	398	394
Vanity LLC, 1st Lien Term Loan B
3.750%, 06/13/2021	289	285
Verint Systems, 1st Lien Term Loan B
3.500%, 09/06/2019	390	386
Warner Music Group, Term Loan
3.750%, 07/01/2020	497	477
Waste Industries USA, Term Loan B
4.000%, 03/17/2017	480	475
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	244	239
Weight Watchers International
4.000%, 04/02/2020	311	239
Weight Watchers International, 1st Lien Term Loan B2
4.000%, 04/02/2020	1	1
West
3.250%, 06/30/2018	293	287
WideOpenWest Finance
4.750%, 03/26/2019	147	145
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/31/2019	496	481
York Risk Services Holding, Delayed Draw
4.750%, 10/01/2021	29	28
York Risk Services Holding, Term Loan B
4.750%, 09/18/2021	264	262
Zayo Group LLC, Term Loan B
4.000%, 07/02/2019	970	958
Ziggo, 1st Lien Term Loan B1
3.250%, 01/15/2022	307	298
Ziggo, 1st Lien Term Loan B2
3.250%, 01/15/2022	173	168
Ziggo, 1st Lien Term Loan B3
3.500%, 01/15/2022	309	300

Total Loan Participations (Cost $62,966) ($ Thousands)		61,137

ASSET-BACKED SECURITIES — 19.0%

Automotive — 7.5%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	300	300
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	45	45
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	336	336
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.750%, 02/21/2017	$285	$284
American Credit Acceptance Receivables Trust, Ser 2012- 3, Cl A
1.640%, 11/15/2016 (B)	50	50
American Credit Acceptance Receivables Trust, Ser 2013- 1, Cl A
1.450%, 04/16/2018 (B)	132	132
American Credit Acceptance Receivables Trust, Ser 2013- 2, Cl A
1.320%, 02/15/2017 (B)	98	98
American Credit Acceptance Receivables Trust, Ser 2014- 1, Cl A
1.140%, 03/12/2018 (B)	100	99
American Credit Acceptance Receivables Trust, Ser 2014- 4, Cl A
1.330%, 07/10/2018 (B)	200	200
Americredit Automobile Receivables Trust, Ser 2011- 2, Cl C
3.190%, 10/12/2016	496	498
AmeriCredit Automobile Receivables Trust, Ser 2012- 5, Cl A3
0.620%, 06/08/2017	285	285
AmeriCredit Automobile Receivables Trust, Ser 2013- 2, Cl A3
0.650%, 12/08/2017	440	440
AmeriCredit Automobile Receivables Trust, Ser 2013- 5, Cl A2B
0.536%, 03/08/2017 (A)	89	89
ARI Fleet Lease Trust, Ser 2012- A, Cl A
0.711%, 03/15/2020 (A) (B)	238	238
ARI Fleet Lease Trust, Ser 2012- B, Cl A
0.461%, 01/15/2021 (A) (B)	178	178
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	23	23
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	295	295
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	18	18
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	555
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	46	45
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	115
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (B)	491	491
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.906%, 11/07/2023 (A) (B)	151	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.606%, 01/07/2025 (A) (B)	$681	$681
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.576%, 03/07/2026 (A) (B)	490	490
Chrysler Capital Auto Receivables Trust, Ser 2013- AA, Cl A2
0.610%, 11/15/2016 (B)	73	73
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	198	198
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	200	200
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (B)	16	16
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (B)	270	270
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	400	401
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	345	345
DT Auto Owner Trust, Ser 2014- 1A, Cl A
0.660%, 07/17/2017 (B)	115	115
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	23	23
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	261	261
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	209	209
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	154	154
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	79	79
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	353	353
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	96	96
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	203	203
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	650	655
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	480
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	700	718
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	45	45

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	$825	$828
Mercedes Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	145	145
Motor PLC, Ser 2013-1A, Cl A1
0.670%, 02/15/2021 (A) (B)	161	161
Nissan Auto Lease Trust, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	64	64
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	26	26
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	335	335
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	215	215
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	251	251
Santander Drive Auto Receivables Trust, Ser 2012- 3, Cl D
3.640%, 05/15/2018	545	562
Santander Drive Auto Receivables Trust, Ser 2012- 4, Cl B
1.830%, 03/15/2017	503	505
Santander Drive Auto Receivables Trust, Ser 2013- 3, Cl A3
0.700%, 10/16/2017	473	473
Santander Drive Auto Receivables Trust, Ser 2014- 1, Cl A2A
0.660%, 06/15/2017	76	76
Santander Drive Auto Receivables Trust, Ser 2014- 2, Cl A2A
0.540%, 07/17/2017	269	269
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	31	31
Westlake Automobile Receivables Trust, Ser 2014- 2A, Cl A2
0.970%, 10/16/2017 (B)	410	410
Westlake Automobile Receivables Trust, Ser 2013- 1A, Cl A2
1.120%, 01/15/2018 (B)	209	209
Westlake Automobile Receivables Trust, Ser 2014- 1A, Cl A2
0.700%, 05/15/2017 (B)	505	505
Wheels SPV 2 LLC, Ser 2014- 1A, Cl A2
0.840%, 03/20/2023 (B)	500	499
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	69	69

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.505%, 02/15/2018 (A) (B)	$235	$235

		16,898

Credit Cards — 4.2%
Barclays Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	440
Barclays Dryrock Issuance Trust, Ser 2013-1, Cl A
0.501%, 07/16/2018 (A)	240	240
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.515%, 12/16/2019 (A)	365	365
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.505%, 03/16/2020 (A)	190	190
Chase Issuance Trust, Ser 2007- B1, Cl B1
0.411%, 04/15/2019 (A)	750	745
Chase Issuance Trust, Ser 2012- A3, Cl A3
0.790%, 06/15/2017	495	496
Chase Issuance Trust, Ser 2012- A5, Cl A5
0.590%, 08/15/2017	675	675
Chase Issuance Trust, Ser 2013- A6, Cl A6
0.581%, 07/15/2020 (A)	650	651
Chase Issuance Trust, Ser 2014- A1, Cl A1
1.150%, 01/15/2019	490	490
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/2018	600	602
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	485	483
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	1,000	999
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	525	524
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	476
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	525	525
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.481%, 03/15/2019 (A) (B)	435	435
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (B)	330	330
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	800	800

		9,466

Other Asset-Backed Securities — 7.3%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.835%, 01/25/2035 (A)	237	233

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.270%, 09/25/2034 (A)	$261	$258
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	600	601
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.861%, 06/15/2017 (A)	500	501
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.611%, 02/15/2018 (A)	280	280
Ally Master Owner Trust, Ser 2013-2, Cl A
0.611%, 04/15/2018 (A)	675	675
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.631%, 01/15/2019 (A)	570	570
Ally Master Owner Trust, Ser 2014-2, Cl A
0.531%, 01/16/2018 (A)	660	659
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	830	827
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	800	798
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD2, Cl 2A1
0.830%, 12/25/2044 (A)	185	185
CIFC Funding Ltd., Ser 2013-1A, Cl A1
1.383%, 04/16/2025 (A) (B)	485	477
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	84	84
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	104	104
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.410%, 01/25/2036 (A)	534	528
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018 (A)	330	330
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.625%, 09/15/2018 (A)	505	506
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.561%, 02/15/2019 (A)	490	490
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	90	89
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.736%, 02/20/2017 (A)	640	640
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.655%, 06/20/2017 (A)	455	455

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	$111	$111
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	70	70
GE Equipment Small Ticket LLC, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (B)	71	71
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	800	798
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.585%, 09/15/2018 (A) (B)	625	626
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	256	256
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	653	653
John Deere Owner Trust, Ser 2013-B, Cl A2
0.550%, 01/15/2016	60	60
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH1, Cl AV4
0.285%, 11/25/2036 (A)	174	173
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	220	220
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (B)	310	310
MMAF Equipment Finance, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	745	742
NYCTL Trust, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	42	42
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/2027 (B)	180	180
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.690%, 03/25/2026 (A)	325	326
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.011%, 12/16/2024 (A) (B)	128	129
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	510	510
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.400%, 07/25/2036 (A) (B)	961	956
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.320%, 02/25/2036 (A)	270	267
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	320	320
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	285	284

		16,394

Total Asset-Backed Securities (Cost $42,799) ($ Thousands)		42,758

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 12.4%

Agency Mortgage-Backed Obligations — 2.9%
FHLMC
6.000%, 09/01/2026	$100	$114
FNMA
6.500%, 09/01/2026	74	85
6.000%, 11/01/2026 to 04/01/2040	560	634
5.000%, 02/01/2023 to
03/01/2025	170	185
FNMA TBA
3.500%, 01/01/2041	900	951
3.000%, 01/16/2026	3,100	3,222
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.603%, 10/07/2020 (A)	365	367
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.606%, 01/08/2020 (A)	476	479
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.554%, 03/11/2020 (A)	158	158
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.536%, 03/06/2020 (A)	133	133
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.536%, 05/07/2020 (A)	68	68

		6,396

Non-Agency Mortgage-Backed Obligations — 9.5%
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.630%, 08/25/2035 (A) (B)	262	261
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.666%, 11/25/2034 (A) (B)	101	101
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.658%, 04/25/2035 (A) (B)	298	275
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.697%, 10/25/2035 (A) (B)	226	202
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (A)	388	398
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	79	80
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.281%, 10/12/2042 (A)	300	305
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.602%, 03/11/2039 (A)	443	457
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	332	349
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.400%, 07/15/2044 (A)	679	690

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	$268	$268
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	725	768
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.577%, 09/25/2034 (A) (B)	68	68
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	568	619
Citigroup/Deutsche Bank Commercial Mortgage, Ser 2006-CD2, Cl A4
5.479%, 01/15/2046 (A)	360	370
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.949%, 06/10/2046 (A)	557	584
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	216	215
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	244	243
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	205	206
Commercial Mortgage Pass- Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	446	451
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	192	191
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	170	169
Commercial Mortgage Pass- Through Certificates, Ser 2014-BBG, Cl A
0.955%, 03/15/2029 (A) (B)	340	338
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	446	457
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.120%, 05/25/2024 (A) (B)	329	323
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.120%, 05/25/2024 (A) (B)	263	257
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.370%, 07/25/2024 (A) (B)	719	711
GE Business Loan Trust, Ser 2003-2A, Cl B
1.161%, 11/15/2031 (A) (B)	24	23
GE Business Loan Trust, Ser 2004-2A, Cl A
0.381%, 12/15/2032 (A) (B)	30	29

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Business Loan Trust, Ser 2004-2A, Cl B
0.641%, 12/15/2032 (A) (B)	$23	$22
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.491%, 11/10/2045 (A)	1,100	1,117
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.246%, 12/20/2054 (A) (B)	675	670
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.246%, 12/20/2054 (A) (B)	695	690
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.345%, 12/20/2054 (A) (B)	103	102
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.305%, 12/20/2054 (A) (B)	394	391
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.366%, 12/20/2054 (A) (B)	121	121
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	182	181
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	446	460
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	151	152
Hilton USA, Ser 2013-HLF, Cl AFL
1.157%, 11/05/2030 (A) (B)	241	241
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.690%, 04/25/2035 (A) (B)	222	203
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-FLD1, Cl M2
0.905%, 07/25/2035 (A)	226	225
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	524	531
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
6.057%, 04/15/2045 (A)	215	225
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	227	228
JPMorgan Chase Commercial
Mortgage Securities Trust, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	83	83
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	269	271
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	52	51
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.660%, 10/25/2036 (A) (B)	463	409

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.769%, 12/25/2034 (A) (B)	$154	$153
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	143	152
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C6, Cl A1
0.664%, 11/15/2045	107	106
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	477	478
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	314	314
MortgageIT Trust, Ser 2005-5, Cl A1
0.430%, 12/25/2035 (A) (B)	692	635
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.570%, 02/25/2035 (A) (B)	5	6
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.430%, 04/25/2035 (A) (B)	511	511
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.670%, 02/25/2035 (A)	261	257
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.485%, 11/20/2034 (A) (B)	164	156
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.466%, 12/20/2034 (A) (B)	134	127
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.386%, 03/20/2035 (A) (B)	80	72
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	235	234
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	304	301
Wachovia Bank Commercial Mortgage Trust, Ser 2005- C18, Cl A4
4.935%, 04/15/2042	111	111
Wachovia Bank Commercial Mortgage Trust, Ser 2005- C21, Cl A4
5.417%, 10/15/2044 (A)	262	267
Wachovia Bank Commercial Mortgage Trust, Ser 2005- C22, Cl A4
5.444%, 12/15/2044 (A)	271	277
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.332%, 03/25/2036 (A) (B)	293	271
Wells Fargo Commercial Mortgage Trust, Ser 2012- LC5, Cl A1

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.687%, 10/15/2045	$304	$304
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 01/25/2035 (A) (B)	234	232
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	44	44
WF-RBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/2045	141	142
WF-RBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	315	314
WF-RBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	181	182

		21,427

Total Mortgage-Backed Securities (Cost $28,221) ($ Thousands)		27,823

COLLATERALIZED DEBT OBLIGATIONS — 3.6%

Other Asset-Backed Securities — 3.6%
Apidos CLO XII, Ser 2013-12A, Cl A
1.334%, 04/15/2025 (A) (B)	550	538
Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.710%, 04/17/2026 (A) (B)	350	348
Cent CLO 16 L.P., Ser 2014- 16AR, Cl A1AR
1.710%, 08/01/2024 (A) (B)	500	496
Cent CLO 20, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	625	619
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.584%, 04/18/2026 (A) (B)	510	503
Gramercy Park CLO, Ser 2014- 1AR, Cl A1R
1.533%, 07/17/2023 (A) (B)	400	395
ING Investment Management CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A) (B)	510	506
ING Investment Management CLO, Ser 2014-1RA, Cl A2R
2.084%, 03/14/2022 (A) (B)	500	495
ING Investment Management CLO, Ser 2014-1RA, Cl A1R
1.441%, 03/14/2022 (A) (B)	600	597
Limerock CLO II, Ser 2014-2A, Cl A
1.734%, 04/18/2026 (A) (B)	600	596
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.701%, 04/15/2026 (A) (B)	440	436
Octagon Investment Partners XVI Ltd., Ser 2013-1A, Cl A
1.353%, 07/17/2025 (A) (B)	550	537
OHA Credit Partners VIII Ltd., Ser 2013-8A, Cl A
1.354%, 04/20/2025 (A) (B)	330	325
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.154%, 04/20/2021 (A) (B)	287	287

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Race Point VI CLO Ltd., Ser 2014-6RA, Cl BR
2.384%, 05/24/2023 (A) (B)	$525	$525
Symphony CLO Ltd., Ser 2014- 8AR, Cl BR
1.985%, 01/09/2023 (A) (B)	805	801

Total Collateralized Debt Obligations (Cost $8,076) ($ Thousands)		8,004

MUNICIPAL BONDS — 1.4%
Florida State, Board of Administration Finance, Ser A, RB
1.298%, 07/01/2016	570	573
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	455	454
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	1,000	997
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	230	232
State of Illinois, Ser B, GO
1.780%, 04/01/2016	400	402
University of California, Ser Y-1, RB
Callable 01/01/2017 @ 100
0.655%, 07/01/2041 (A)	565	565

Total Municipal Bonds (Cost $3,225) ($ Thousands)		3,223

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FFCB
0.190%, 06/04/2015	400	400
FNMA
2.375%, 07/28/2015	1,000	1,013

Total U.S. Government Agency Obligations (Cost $1,413) ($ Thousands)		1,413

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $–) ($ Thousands)		—

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 1.2%
Goldman Sachs 0.080%, dated 12/31/2014, to be repurchased on 01/02/2015, repurchase price $2,800,012 (collateralized by various FNMA’s obligations, ranging in par value $740,760 - $1,957,000, 2.087% - 5.000%, 03/01/2041 - 12/01/2042; total market value $2,856,000)	$2,800	$2,800

Total Repurchase Agreement (Cost $2,800) ($ Thousands)		2,800

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	1,464,297	1,464

Total Cash Equivalent (Cost $1,464) ($ Thousands)		$1,464

Total Investments — 102.2% (Cost $233,350) ($ Thousands)‡‡		$230,018

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
U.S. 10-Year Treasury Note	(41)	Mar-2015	$(28)
U.S. 2-Year Treasury Note	(18)	Mar-2015	6
U.S. 5-Year Treasury Note	34	Mar-2015	(2)

			$(24)

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $225,084 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Security considered illiquid. The total value of such security as of December 31, 2014 was $18 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of December 31, 2014 was $18 and represented 0.01% of net assets.

(F)	Unfunded bank loan. Interest rate not available.

(G)	Security in default of interest payments

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

L.P. — Limited Partnership

LLC — Limited Liability Company

Ltd — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

‡‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $233,350 ($ Thousands), and the unrealized appreciation and depreciation were $528 ($ Thousands) and $(3,860) ($ Thousands), respectively.

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2014

The restricted securities held by the Fund as of December 31, 2014, is as follows:

	Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($Thousands)	% of Net Assets
JHT Holding, 2nd Lien Term Loan	$53	12/16/08	12/16/08	$55	$18	0.01%

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments an other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$81,396	$—	$81,396
Loan Participations	—	61,119	18	61,137
Asset-Backed Securities	—	42,758	—	42,758
Mortgage-Backed Securities	—	27,823	—	27,823
Collateralized Debt Obligations	—	8,004	—	8,004
Municipal Bonds	—	3,223	—	3,223
U.S. Government Agency
Obligation	—	1,413	—	1,413
Common Stock	—	—	—	—
Repurchase Agreement	—	2,800	—	2,800
Cash Equivalent	1,464	—	—	1,464

Total Investments in Securities	$1,464	$228,536	$18	$230,018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$6	$—	$—	$6
Unrealized Depreciation	(30)	—	—	(30)

Total Other Financial Instruments	$(24)	$—	$—	$(24)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 33.9%

Agency Mortgage-Backed Obligations — 26.2%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$628	$759
7.000%, 06/01/2015 to 03/01/2039	562	628
6.500%, 06/01/2017 to 09/01/2039	734	793
6.000%, 03/01/2020 to 07/01/2037	2,269	2,484
5.500%, 02/01/2017 to 01/01/2039	8,483	9,416
5.000%, 10/01/2018 to 08/01/2039	11,319	12,487
4.500%, 07/01/2026 to 03/01/2044	4,371	4,798
4.000%, 04/01/2019 to 08/01/2043	8,568	9,194
3.500%, 12/01/2029 to 04/01/2044	13,500	14,102
3.000%, 09/01/2032	135	140
2.850%, 01/15/2045	928	949
2.833%, 01/13/2045	695	715
2.800%, 02/16/2045	684	707
2.750%, 02/16/2045	708	730
2.700%, 02/16/2045	684	705
FHLMC ARM (A)
3.422%, 04/01/2044	1	1
3.235%, 06/01/2044	14	15
3.012%, 11/01/2043	515	528
2.973%, 10/01/2043	634	648
2.949%, 11/01/2043	791	809
2.944%, 01/01/2044	401	409
2.910%, 11/01/2044	392	405
2.906%, 11/01/2044	92	95
2.900%, 11/01/2044	805	831
2.880%, 12/01/2044	733	756
2.873%, 11/01/2044	454	468
2.864%, 09/01/2044	—	—
2.761%, 11/01/2044	1,060	1,096
2.683%, 11/01/2042	482	497
2.575%, 12/01/2042	217	220
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	16	17
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	693	763
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	182	208
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	940	1,053
FHLMC CMO, Ser 2002-48, Cl 1A
5.673%, 07/25/2033 (A)	14	16
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	190	220
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	149	177
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	208	250
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	216	258
FHLMC CMO, Ser 2005-2945, Cl SA
12.005%, 03/15/2020 (A)	552	628
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	605	670
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,801	2,046
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	536	574
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.869%, 05/15/2038 (A)	155	18
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	473	525
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.069%, 01/15/2040 (A)	143	23

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	$351	$373
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	516	562
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.789%, 10/15/2041 (A)	1,043	193
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.439%, 11/15/2041 (A)	861	171
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.889%, 08/15/2039 (A)	1,734	198
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.889%, 07/15/2042 (A)	83	19
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,663	215
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.889%, 08/15/2042 (A)	164	36
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.989%, 11/15/2042 (A)	165	35
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.989%, 11/15/2042 (A)	175	36
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.989%, 11/15/2042 (A)	255	55
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.039%, 05/15/2039 (A)	523	105
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.089%, 09/15/2042 (A)	508	97
FHLMC CMO, Ser 2014-336, Cl 300
3.000%, 08/15/2044	1,968	1,979
FHLMC CMO, Ser 2014-4332, Cl GL
4.000%, 05/15/2039	1,539	1,647
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2014-KF05, Cl A
0.506%, 09/25/2021 (A)	4,240	4,240
FHLMC Multifamily Structured Pass- Through Certificates, Ser K007, Cl X1, IO
1.358%, 04/25/2020 (A)	4,754	219
FHLMC Multifamily Structured Pass- Through Certificates, Ser K008, Cl X1, IO
1.812%, 06/25/2020 (A)	2,945	200
FHLMC Multifamily Structured Pass- Through Certificates, Ser K015, Cl X1, IO
1.822%, 07/25/2021 (A)	1,423	125
FHLMC Multifamily Structured Pass- Through Certificates, Ser K016, Cl X1, IO
1.725%, 10/25/2021 (A)	294	25
FHLMC TBA
3.500%, 01/01/2041	600	624
FNMA
7.000%, 09/01/2026 to 02/01/2039	1,881	2,148
6.500%, 05/01/2017 to 05/01/2040	585	633
6.000%, 10/01/2019 to 07/01/2037	6,204	7,053
5.500%, 09/01/2016 to 08/01/2041	3,942	4,419
5.000%, 01/01/2020 to 05/01/2042	16,274	18,219
4.772%, 02/01/2020	2,271	2,527
4.500%, 04/01/2025 to 11/01/2044	32,198	35,137
4.338%, 11/01/2021	2,917	3,245
4.300%, 07/01/2021	2,854	3,174
4.000%, 08/01/2020 to 12/01/2043	49,955	53,870
3.840%, 08/01/2021	3,039	3,303
3.762%, 12/01/2020	2,993	3,229
3.665%, 10/01/2020	1,811	1,955
3.615%, 12/01/2020	1,961	2,118
3.500%, 12/01/2029 to 06/01/2044	21,250	22,351

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.000%, 06/01/2032 to 01/25/2045	$12,738	$13,018
2.830%, 06/01/2022	1,205	1,235
2.750%, 02/16/2045	688	708
2.733%, 01/13/2045	695	716
2.730%, 02/16/2045 to 02/16/2045	1,031	1,064
2.500%, 11/01/2027 to 10/01/2042	956	935
FNMA - ACES, Ser 2012-M14, Cl X2, IO
0.626%, 09/25/2022 (A)	18,645	573
FNMA - ACES, Ser 2014-M12, Cl FA
0.453%, 10/25/2021 (A)	3,330	3,331
FNMA - ACES, Ser 2014-M8, Cl FA
0.417%, 05/25/2018 (A)	2,651	2,651
FNMA ARM (A)
3.228%, 04/01/2044	2,450	2,552
3.152%, 07/01/2044	304	315
2.984%, 01/01/2044	354	363
2.945%, 04/01/2042	398	411
2.815%, 11/01/2044	1,993	2,056
2.799%, 12/01/2044	881	909
2.760%, 12/01/2044	696	717
2.700%, 01/01/2045	707	727
2.557%, 05/01/2043	324	326
2.147%, 10/01/2035	2,554	2,694
2.136%, 11/01/2035	404	431
2.114%, 11/01/2035	316	334
2.109%, 11/01/2035	423	449
2.098%, 11/01/2035	332	351
2.096%, 11/01/2035	326	345
2.094%, 11/01/2035	1,408	1,468
2.071%, 10/01/2035	1,765	1,843
2.030%, 10/01/2035	213	226
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,256	139
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	809	152
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,210	218
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	401	442
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	155	181
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	577	658
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	1,289	1,396
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	3,114	441
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	176	192
FNMA CMO, Ser 2006-112, Cl ST, IO
6.545%, 11/25/2036 (A)	2,300	373
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	118	137
FNMA CMO, Ser 2008-22, Cl SI, IO
6.261%, 03/25/2037 (A)	4,504	376
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	530	583
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	3,247	3,088
FNMA CMO, Ser 2010-142, Cl SM, IO
6.361%, 12/25/2040 (A)	205	32
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	762	136
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	1,725	321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	$1,499	$1,602
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,051	2,380
FNMA CMO, Ser 2011-59, Cl SW, IO
6.470%, 07/25/2041 (A)	1,569	323
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,346	170
FNMA CMO, Ser 2011-96, Cl SA, IO
6.381%, 10/25/2041 (A)	2,595	445
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	2,452	2,484
FNMA CMO, Ser 2012-128, Cl SL, IO
5.981%, 11/25/2042 (A)	350	82
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.981%, 11/25/2042 (A)	524	109
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	2,777	2,809
FNMA CMO, Ser 2012-133, Cl CS, IO
5.981%, 12/25/2042 (A)	336	74
FNMA CMO, Ser 2012-133, Cl SA, IO
5.981%, 12/25/2042 (A)	173	37
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	459	464
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	200	224
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	421	418
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	832	935
FNMA CMO, Ser 2012-70, Cl YS, IO
6.481%, 02/25/2041 (A)	223	41
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	64	58
FNMA CMO, Ser 2012-74, Cl SA, IO
6.481%, 03/25/2042 (A)	834	148
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	128	117
FNMA CMO, Ser 2012-93, Cl SG, IO
5.931%, 09/25/2042 (A)	410	84
FNMA CMO, Ser 2012-M12, Cl 1A
2.935%, 08/25/2022 (A)	3,261	3,345
FNMA CMO, Ser 2013-10, Cl JS, IO
5.981%, 02/25/2043 (A)	1,183	250
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.981%, 02/25/2043 (A)	1,322	286
FNMA CMO, Ser 2013-133, Cl AB
4.000%, 06/25/2039	645	690
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,871
FNMA CMO, Ser 2013-67, Cl KS, IO
5.931%, 07/25/2043 (A)	444	103
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	901	1,023
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	6,207	6,871
FNMA CMO, Ser 2013-9, Cl SA, IO
5.981%, 03/25/2042 (A)	1,026	176
FNMA TBA
5.000%, 01/01/2038	1,100	1,215
4.500%, 01/01/2038 to 01/25/2045	40,050	43,473
4.000%, 11/15/2034 to 01/25/2045	28,680	30,598
3.500%, 01/25/2030 to 01/25/2045	29,790	31,122
3.000%, 01/16/2026 to 01/25/2045	28,110	29,018
2.500%, 01/01/2026 to 01/25/2030	6,690	6,811
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	251	271

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045	$12,848	$150
GNMA
8.000%, 11/15/2029 to 09/15/2030	65	72
7.500%, 03/15/2029	92	111
6.500%, 04/15/2026 to 09/15/2035	3,123	3,602
6.000%, 10/15/2023 to 10/20/2040	5,796	6,659
5.000%, 07/20/2040 to 11/20/2040	1,569	1,751
4.500%, 04/20/2041	2,279	2,500
GNMA CMO, Ser 2007-17, Cl IB, IO
6.085%, 04/20/2037 (A)	1,027	195
GNMA CMO, Ser 2010-31, Cl GS, IO
6.345%, 03/20/2039 (A)	245	31
GNMA CMO, Ser 2010-4, Cl NS, IO
6.229%, 01/16/2040 (A)	8,806	1,429
GNMA CMO, Ser 2010-47, Cl XN, IO
6.389%, 04/16/2034 (A)	44	2
GNMA CMO, Ser 2010-85, Cl HS, IO
6.495%, 01/20/2040 (A)	202	33
GNMA CMO, Ser 2010-H27, Cl FA
0.536%, 12/20/2060 (A)	1,756	1,738
GNMA CMO, Ser 2010-H28, Cl FE
0.556%, 12/20/2060 (A)	1,029	1,023
GNMA CMO, Ser 2011-H08, Cl FG
0.636%, 03/20/2061 (A)	1,075	1,072
GNMA CMO, Ser 2011-H09, Cl AF
0.652%, 03/20/2061 (A)	734	732
GNMA CMO, Ser 2012-100, Cl IO, IO
0.828%, 08/16/2052 (A)	1,812	114
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,215	160
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	650	104
GNMA CMO, Ser 2013-152, Cl HS, IO
6.545%, 06/20/2043 (A)	1,203	233
GNMA TBA
4.000%, 01/01/2040 to 02/01/2040	9,900	10,612
3.500%, 01/15/2041 to 02/15/2045	27,200	28,541
3.000%, 01/15/2043 to 01/20/2045	7,655	7,828
GNMA, Ser 152, Cl IO, IO
0.753%, 01/16/2054 (A)	9,625	620
GNMA, Ser 162, Cl IO, IO
1.095%, 09/16/2046 (A)	8,867	610
GNMA, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	709	724
GNMA, Ser 2013-178, Cl A
2.250%, 03/16/2035	339	342
GNMA, Ser 2013-178, Cl IO, IO
0.934%, 06/16/2055 (A)	1,893	111
GNMA, Ser 2013-193, Cl AB
2.000%, 12/16/2049	400	398
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	791	809
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.526%, 11/06/2017 (A)	1,508	1,512

		545,924

Non-Agency Mortgage-Backed Obligations — 7.7%
ACRE Commercial Mortgage Trust, Ser 2013-FL1, Cl C
3.157%, 06/15/2030 (A) (B)	150	150
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.294%, 02/25/2035 (A) (B)	2,434	2,340

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.309%, 03/25/2037 (A) (B)	$3,160	$2,283
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.460%, 08/25/2035 (A) (B)	3,156	2,650
Alternative Loan Trust, Ser 2006-18CB, Cl A6
27.922%, 07/25/2036 (A) (B)	516	855
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.359%, 09/25/2046 (A) (B)	685	559
Alternative Loan Trust, Ser 2007-23CB, Cl A7
0.569%, 09/25/2037 (A) (B)	3,725	2,469
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.360%, 12/25/2046 (A) (B)	2,135	1,493
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.326%, 06/25/2045 (A) (B)	2,480	2,416
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.082%, 11/25/2045 (A) (B)	2,293	1,801
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	100	105
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl A3
5.785%, 06/10/2049 (A)	977	980
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/2033 (B)	9	9
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.325%, 07/20/2036 (A) (B)	224	224
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	160	162
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.625%, 05/25/2034 (A) (B)	219	209
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.870%, 01/25/2035 (A) (B)	1,091	1,062
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A) (B)	2,415	2,468
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.495%, 11/25/2035 (A) (B)	6,623	2,038
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AJ
6.090%, 06/11/2050 (A)	200	203
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AJ
5.565%, 01/15/2046 (A)	590	558
CD Commercial Mortgage Trust, Ser 2007-CD3, Cl AJ
5.688%, 10/15/2048	170	165
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	390	324
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	729	814

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CGBRAM Commerical Mortgage Trust, Ser 2014-HD, Cl E
3.161%, 02/15/2031 (A) (B)	$640	$634
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.111%, 06/15/2031 (A) (B)	630	629
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	270	264
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.338%, 12/10/2049 (A)	140	138
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	175	190
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl A3
3.753%, 03/10/2047	273	288
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	354	371
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A3
3.372%, 10/10/2047	620	633
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	130	140
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	614	666
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.764%, 07/10/2046 (A) (B)	13,060	522
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	104	112
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	210	225
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	296	310
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	98
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.255%, 10/10/2046 (A)	40	43
COMM Mortgage Trust, Ser 2014-CR17, Cl A4
3.700%, 05/10/2047	177	185
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	310	322
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	821	867
COMM Mortgage Trust, Ser 2014-CR20, Cl ASB
3.305%, 11/10/2047	235	241
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.261%, 06/15/2034 (A) (B)	870	871
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	1,406	1,464
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.838%, 09/10/2047	$539	$571
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	199
Commercial Mortgage Pass-Through Certificates, Ser 2006-C3, Cl AJ
6.000%, 06/15/2038 (A)	210	213
Commercial Mortgage Pass-Through Certificates, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	582	623
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	60
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	103
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	553	577
Commercial Mortgage Pass-Through Certificates, Ser UBS6, Cl AM
4.048%, 12/10/2047 (A)	614	639
Commercial Mortgage Pass-Through Certificates, Ser UBS6, Cl ASB
3.387%, 12/10/2047	633	653
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	326	330
Commercial Mortgage Trust, Ser 2006-GG7, Cl AM
6.014%, 07/10/2038 (A)	400	422
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033 (B)	611	623
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034 (B)	112	114
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.213%, 08/25/2035 (A) (B)	266	180
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.570%, 09/25/2035 (A) (B)	1,814	1,630
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AJ
5.892%, 06/15/2039 (A)	540	500
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.551%, 10/25/2033 (A) (B)	1,726	1,678
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A4
4.686%, 07/15/2037	2,449	2,461
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	254	257
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (B)	520	552
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (B)	590	545
CSMC Trust, Ser 2014-TIKI, Cl F
3.993%, 09/15/2038 (A) (B)	1,900	1,886
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	811	831
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.386%, 07/10/2044 (B)	$2,021	$2,076
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	671	741
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A2
3.642%, 08/10/2044	2,690	2,777
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.546%, 08/10/2044 (A) (B)	5	—
Downey Savings & Loan Association Mortgage Loan Trust,Ser 2004-AR2, Cl A2B
0.964%, 11/19/2044 (A) (B)	1,391	1,216
EQTY Mortgage Trust Equity, Ser 2014- INNS, Cl D
2.507%, 05/08/2031 (A) (B)	420	418
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.820%, 08/25/2024 (A) (B)	802	801
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.155%, 07/25/2024 (A) (B)	4,810	4,291
Fund America Investors II, Ser 1993-A, Cl A2
3.497%, 06/25/2023 (A) (B)	37	37
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	504	512
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	161	161
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.796%, 08/10/2045 (A)	2,180	2,227
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (B)	442	453
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.859%, 08/10/2044 (A) (B)	1,184	69
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	179	179
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A3
4.244%, 11/10/2046	112	123
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	340	376
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	358	385
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	311	327
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	717	755
GS Mortgage Securities Trust, Ser 2014-GC24, Cl AAB
3.650%, 09/10/2047	1,050	1,105
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	394	407
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047	680	701

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GSMPS Mortgage Loan Trust, Ser 1998- 1, Cl A
8.000%, 09/19/2027 (A) (B)	$34	$35
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.592%, 10/25/2033 (A) (B)	497	504
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 3A5
2.590%, 07/25/2035 (A) (B)	6,318	5,981
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.582%, 05/19/2034 (A) (B)	2,646	2,637
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.520%, 08/25/2036 (A) (B)	258	254
Impac Secured Assets Trust, Ser 2006-5, Cl 2A
0.355%, 12/25/2036 (A) (B)	1,816	1,707
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,789	2,050
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A21
0.245%, 07/25/2047 (A) (B)	27	18
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A22
0.335%, 07/25/2047 (A) (B)	2,189	1,456
JPMorgan Alternative Loan Trust, Ser 2007-S1, Cl A1
0.435%, 04/25/2047 (A) (B)	2,606	2,304
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	1,505	1,501
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.251%, 11/15/2045 (A)	190	207
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (A)	100	111
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	635
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	35	36
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	37	37
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	—	—
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	293	300
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.080%, 02/12/2051 (A)	500	548
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,393	1,494
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	255	264
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	3,025	3,256

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.725%, 07/15/2047 (A)	$610	$635
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl F
4.061%, 08/15/2027 (A) (B)	630	624
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl AM
6.101%, 07/15/2044 (A)	280	305
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.125%, 07/15/2040 (A)	410	422
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.370%, 09/15/2045 (A)	160	178
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.470%, 11/25/2035 (A) (B)	986	862
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,070	2,099
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.625%, 02/25/2034 (A) (B)	632	632
Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
2.017%, 05/25/2029 (A) (B)	429	432
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (A)	142	143
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/2043 (A)	650	659
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.027%, 06/12/2050 (A)	100	107
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	670	651
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (A)	1,200	1,176
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
2.015%, 08/15/2045 (A) (B)	2,102	173
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	682	686
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	83	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	253	266
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl ASB
3.477%, 06/15/2047	71	74
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	790	724
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	320	345
Morgan Stanley Capital I Trust, Ser 2011- C2, Cl A2
3.476%, 06/15/2044 (B)	766	789
Morgan Stanley Capital I Trust, Ser 2011- C3, Cl A2
3.224%, 07/15/2049	704	726

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	$715	$713
PFP III, Ser 2014-1, Cl D
4.261%, 06/14/2031 (A) (B)	260	260
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	1,561	1,568
RALI Trust, Ser 2005-QS2, Cl A1
5.500%, 02/25/2035 (B)	2,440	2,415
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031 (B)	194	199
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019 (B)	130	134
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.472%, 12/25/2034 (A) (B)	490	497
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-10, Cl 2A
2.385%, 08/25/2034 (A) (B)	1,034	1,018
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
2.599%, 08/25/2015 (A) (B)	4,730	3,726
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035 (B)	1,426	1,254
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.650%, 12/10/2045 (A) (B)	670	661
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl XA, IO
2.005%, 12/10/2045 (A) (B)	1,843	189
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	178	181
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	30	31
UBS-Citigroup Commercial Mortgage Trust, Ser 2001-C1, Cl A2
2.804%, 01/10/2045	3,200	3,286
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	110	110
Wachovia Bank Commercial Mortgage Trust, Ser 2006C23, Cl A4
5.418%, 01/15/2045 (A)	2,741	2,812
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AJ
5.632%, 10/15/2048 (A)	270	276
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/2043 (A)	1,204	1,227
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	260	276
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AJ
5.660%, 04/15/2047 (A)	300	311
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR5, Cl A6
2.381%, 05/25/2035 (A) (B)	9,067	9,040
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 1A
0.993%, 10/25/2046 (A) (B)	2,453	1,991

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
0.813%, 02/25/2047 (A) (B)	$3,728	$3,021
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.460%, 10/25/2047 (A) (B)	2,406	2,204
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
0.813%, 01/25/2047 (A) (B)	2,113	1,503
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018 (B)	103	104
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.437%, 07/15/2046 (A)	20	21
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.615%, 06/25/2034 (A) (B)	1,070	1,077
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.270%, 02/15/2044 (A) (B)	3,429	102
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.779%, 03/15/2044 (A) (B)	10,949	597
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (B)	2,420	2,614
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,310
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.730%, 06/15/2045 (A) (B)	356	31
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,707
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.509%, 03/15/2047 (A)	2,288	178
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl D
4.058%, 09/15/2057 (A) (B)	740	647
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl D
3.993%, 10/15/2057 (A) (B)	650	571

		159,322

Total Mortgage-Backed Securities (Cost $704,729) ($ Thousands)		705,246

CORPORATE OBLIGATIONS — 27.2%

Consumer Discretionary — 2.2%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/2022 (B) (C)	390	400
21st Century Fox America
6.650%, 11/15/2037	180	240
6.200%, 12/15/2034	65	83
Amazon.com
4.950%, 12/05/2044	1,915	1,978
3.800%, 12/05/2024	1,710	1,752
Bed Bath & Beyond
5.165%, 08/01/2044	315	330
CCOH Safari
5.750%, 12/01/2024	170	172

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Comcast
6.950%, 08/15/2037	$450	$636
6.550%, 07/01/2039	270	369
6.500%, 01/15/2017	890	983
6.400%, 03/01/2040	150	203
4.200%, 08/15/2034 (C)	380	397
3.600%, 03/01/2024	860	903
3.375%, 02/15/2025	310	317
Comcast Cable Communications Holdings
9.455%, 11/15/2022	560	805
Cox Communications (B)
6.950%, 06/01/2038	20	25
4.800%, 02/01/2035	405	422
4.700%, 12/15/2042	10	10
CSC Holdings
6.750%, 11/15/2021	270	298
Daimler Finance North America LLC (B)
2.375%, 08/01/2018	1,460	1,481
1.875%, 01/11/2018	502	504
1.300%, 07/31/2015	150	151
1.125%, 03/10/2017	975	969
DIRECTV Holdings
3.950%, 01/15/2025	735	741
DIRECTV Holdings LLC
6.000%, 08/15/2040	845	947
4.450%, 04/01/2024	540	565
3.800%, 03/15/2022	523	532
DISH DBS
5.875%, 07/15/2022	200	205
5.875%, 11/15/2024 (B)	1,010	1,015
5.125%, 05/01/2020	80	81
5.000%, 03/15/2023	50	48
ERAC USA Finance (B)
5.625%, 03/15/2042	774	904
3.850%, 11/15/2024	225	228
Ford Motor
4.750%, 01/15/2043 (C)	1,640	1,730
Ford Motor Credit LLC
3.664%, 09/08/2024 (C)	580	581
2.597%, 11/04/2019	775	771
General Motors
6.250%, 10/02/2043	100	119
5.200%, 04/01/2045	85	90
5.000%, 04/01/2035	60	63
3.500%, 10/02/2018	655	668
General Motors Financial
4.375%, 09/25/2021	180	188
4.250%, 05/15/2023	180	184
3.250%, 05/15/2018	150	150
2.750%, 05/15/2016	200	203
Grupo Televisa
5.000%, 05/13/2045	270	275
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (B)	920	961
Johnson Controls
4.950%, 07/02/2064	155	160
4.625%, 07/02/2044	150	154
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	854	854
Numericable Group
6.000%, 05/15/2022 (B)	400	402
QVC
5.950%, 03/15/2043	20	21
Reynolds Group Issuer
7.125%, 04/15/2019	520	538
6.875%, 02/15/2021	180	188

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Schaeffler Holding Finance BV
6.750%, 11/15/2022 (B)	$370	$387
Scripps Networks Interactive
3.900%, 11/15/2024	615	626
2.750%, 11/15/2019	335	336
Sky PLC
3.750%, 09/16/2024 (B)	570	574
Taylor Morrison Communities (B)
7.750%, 04/15/2020	120	127
5.250%, 04/15/2021	460	453
Thomson Reuters
3.850%, 09/29/2024	585	591
Time Warner
7.700%, 05/01/2032	1,010	1,427
6.250%, 03/29/2041	265	329
4.750%, 03/29/2021	730	797
3.550%, 06/01/2024	1,365	1,360
Time Warner Cable
8.250%, 04/01/2019	2,265	2,773
6.550%, 05/01/2037	1,645	2,118
5.500%, 09/01/2041	325	378
Time Warner Entertainment
8.375%, 07/15/2033	270	405
Toyota Motor Credit MTN
2.750%, 05/17/2021	710	721
1.125%, 05/16/2017	1,135	1,131
United Business Media
5.750%, 11/03/2020 (B)	490	535
Univision Communications
6.750%, 09/15/2022 (B)	310	332
Viacom
5.250%, 04/01/2044	205	217
4.850%, 12/15/2034	790	808
4.250%, 09/01/2023 (C)	480	495
Volkswagen Group of America Finance (B)
2.450%, 11/20/2019	490	493
2.125%, 05/23/2019	490	487
Volkswagen International Finance
1.125%, 11/18/2016 (B)	1,115	1,114
Yum! Brands
5.350%, 11/01/2043	265	290

		46,298

Consumer Staples — 1.9%
Altria Group
9.950%, 11/10/2038	150	257
9.250%, 08/06/2019	1,250	1,607
5.375%, 01/31/2044	410	467
4.750%, 05/05/2021	720	796
4.500%, 05/02/2043	350	352
4.000%, 01/31/2024 (C)	260	271
2.625%, 01/14/2020	640	642
Anheuser-Busch InBev Finance
2.625%, 01/17/2023	405	393
2.150%, 02/01/2019	825	828
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	2,935	3,555
5.375%, 01/15/2020	1,360	1,540
5.000%, 04/15/2020	560	626
2.500%, 07/15/2022	330	321
Anheuser-Busch LLC
5.050%, 10/15/2016	940	1,005
Coca-Cola Femsa
2.375%, 11/26/2018	680	693
ConAgra Foods
1.900%, 01/25/2018	480	477

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CVS Health
5.750%, 05/15/2041	$970	$1,207
2.250%, 12/05/2018	565	570
Diageo Capital PLC
4.828%, 07/15/2020	1,580	1,761
Heineken
1.400%, 10/01/2017 (B)	320	318
HJ Heinz
4.250%, 10/15/2020	440	444
Kraft Foods Group
6.500%, 02/09/2040	225	289
5.375%, 02/10/2020	455	516
3.500%, 06/06/2022	1,350	1,383
Kroger
6.900%, 04/15/2038	260	346
2.950%, 11/01/2021	375	372
Lorillard Tobacco
8.125%, 06/23/2019	20	24
3.750%, 05/20/2023	840	832
Molson Coors Brewing
3.500%, 05/01/2022	100	101
Mondelez International
6.500%, 02/09/2040	454	605
5.375%, 02/10/2020 (C)	925	1,048
4.000%, 02/01/2024	870	910
PepsiCo
4.250%, 10/22/2044	735	767
4.000%, 03/05/2042	110	111
Pernod Ricard (B)
5.750%, 04/07/2021	724	832
5.500%, 01/15/2042 (C)	150	175
4.450%, 01/15/2022	1,050	1,124
2.950%, 01/15/2017	360	368
Philip Morris International
4.500%, 03/20/2042	390	412
4.250%, 11/10/2044	245	249
3.250%, 11/10/2024	255	255
2.900%, 11/15/2021	690	700
2.500%, 08/22/2022	340	332
Reynolds American
6.750%, 06/15/2017	1,260	1,404
3.250%, 11/01/2022	340	331
Sysco
3.000%, 10/02/2021	610	619
2.350%, 10/02/2019	855	860
Tyson Foods
5.150%, 08/15/2044	130	146
4.500%, 06/15/2022	815	883
Walgreens Boots Alliance
3.300%, 11/18/2021	730	735
Wal-Mart Stores
4.300%, 04/22/2044	1,055	1,152
Wm Wrigley Jr (B)
3.375%, 10/21/2020	765	782
2.900%, 10/21/2019	1,084	1,098
2.400%, 10/21/2018	430	433
2.000%, 10/20/2017	205	206

		38,530

Energy — 3.5%
Access Midstream Partners
6.125%, 07/15/2022	680	723
4.875%, 05/15/2023	475	482
4.875%, 03/15/2024	100	102
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	1,065
Anadarko Petroleum
4.500%, 07/15/2044	400	388

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Antero Resources Finance
5.375%, 11/01/2021	$210	$203
Arch Coal
7.000%, 06/15/2019 (C)	600	177
Atwood Oceanics
6.500%, 02/01/2020	240	218
Baker Hughes
7.500%, 11/15/2018 (C)	1,230	1,468
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	936
BP Capital Markets PLC
3.814%, 02/10/2024	70	71
3.561%, 11/01/2021	50	51
3.535%, 11/04/2024	225	224
3.245%, 05/06/2022	160	157
2.521%, 01/15/2020	1,000	1,001
California Resources
6.000%, 11/15/2024 (B)	450	380
Canadian Oil Sands
6.000%, 04/01/2042 (B) (C)	298	269
Chesapeake Energy
6.875%, 11/15/2020	450	484
6.500%, 08/15/2017	275	293
Chevron
2.193%, 11/15/2019	515	517
CNOOC Nexen Finance ULC
1.625%, 04/30/2017	820	814
Concho Resources
5.500%, 10/01/2022	350	354
5.500%, 04/01/2023	80	80
Conoco Funding
7.250%, 10/15/2031	50	70
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	522
4.300%, 11/15/2044	485	507
4.150%, 11/15/2034	730	749
2.875%, 11/15/2021	410	414
Consol Energy
8.250%, 04/01/2020	660	685
Continental Resources
5.000%, 09/15/2022	90	87
4.900%, 06/01/2044	400	347
4.500%, 04/15/2023 (C)	810	770
Devon Energy
5.600%, 07/15/2041	655	728
3.250%, 05/15/2022	530	521
Devon Financing LLC
7.875%, 09/30/2031	260	355
Diamond Offshore Drilling
4.875%, 11/01/2043 (C)	150	128
Ecopetrol
7.375%, 09/18/2043	240	259
5.875%, 05/28/2045	895	828
El Paso Pipeline Partners Operating LLC
4.300%, 05/01/2024	575	576
4.100%, 11/15/2015	580	594
Encana
6.500%, 02/01/2038	230	246
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,799
6.500%, 02/01/2042	135	155
EnLink Midstream Partners
5.050%, 04/01/2045	405	391
Enterprise Products Operating LLC
4.850%, 03/15/2044	385	402
3.750%, 02/15/2025	345	346

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Florida Gas Transmission
7.900%, 05/15/2019 (B)	$1,000	$1,202
Kerr-McGee
7.875%, 09/15/2031	430	588
6.950%, 07/01/2024	920	1,124
Key Energy Services
6.750%, 03/01/2021	1,290	800
Kinder Morgan
6.950%, 06/01/2028	6,750	7,277
5.550%, 06/01/2045	385	394
5.300%, 12/01/2034	160	162
4.300%, 06/01/2025	1,680	1,681
Kinder Morgan Energy Partners
4.150%, 02/01/2024	290	289
Kodiak Oil & Gas
5.500%, 01/15/2021	530	531
MarkWest Energy Partners
6.250%, 06/15/2022	38	39
5.500%, 02/15/2023	320	324
Newfield Exploration
5.625%, 07/01/2024	450	445
Noble Energy
5.250%, 11/15/2043	180	183
4.150%, 12/15/2021	690	704
3.900%, 11/15/2024	500	494
Occidental Petroleum
3.125%, 02/15/2022	330	326
ONEOK Partners
2.000%, 10/01/2017	450	448
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	3,034
Penn Virginia Resource Partners
8.375%, 06/01/2020	416	444
Petrobras Global Finance BV
6.250%, 03/17/2024 (C)	720	685
4.875%, 03/17/2020	535	501
3.000%, 01/15/2019	375	331
Petrobras International Finance
6.125%, 10/06/2016	655	657
5.750%, 01/20/2020	574	554
5.375%, 01/27/2021	2,670	2,474
Petro-Canada
6.800%, 05/15/2038	1,665	2,103
Petroleos Mexicanos
6.625%, 06/15/2035	1,667	1,925
6.375%, 01/23/2045	1,350	1,519
5.500%, 06/27/2044 (B)	200	204
2.378%, 04/15/2025	660	653
2.251%, 07/18/2018 (A)	255	258
Phillips 66
4.875%, 11/15/2044	670	686
Plains All American Pipeline
4.900%, 02/15/2045	395	401
QEP Resources
6.875%, 03/01/2021 (C)	520	533
5.250%, 05/01/2023	290	271
Range Resources
5.000%, 08/15/2022	100	100
5.000%, 03/15/2023	520	520
Regency Energy Partners
4.500%, 11/01/2023	690	633
Rowan
5.400%, 12/01/2042	286	249
Sabine Pass Liquefaction
5.750%, 05/15/2024	220	216
5.625%, 02/01/2021	140	138
Samson Investment
9.750%, 02/15/2020	650	269

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SESI LLC
7.125%, 12/15/2021	$180	$173
Shelf Drilling Holdings
8.625%, 11/01/2018 (B) (C)	140	115
Shell International Finance
4.375%, 03/25/2020	690	756
3.400%, 08/12/2023	595	614
Sinopec Group Overseas Development (B)
4.375%, 04/10/2024	1,150	1,206
2.750%, 05/17/2017	490	499
Southeast Supply Header
4.250%, 06/15/2024 (B)	535	542
Southern Natural Gas LLC
8.000%, 03/01/2032	170	220
Statoil
2.900%, 11/08/2020	1,240	1,268
2.250%, 11/08/2019	460	460
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	620	627
Talisman Energy
3.750%, 02/01/2021	420	406
TC PipeLines
4.650%, 06/15/2021	160	166
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,152
Total Capital International
2.750%, 06/19/2021	1,140	1,144
2.100%, 06/19/2019	435	435
TransCanada PipeLines
4.625%, 03/01/2034	815	827
Transocean
6.375%, 12/15/2021	40	37
Weatherford International
5.950%, 04/15/2042	340	288
4.500%, 04/15/2022	265	236
Western Gas Partners
5.375%, 06/01/2021	165	181
Williams
7.875%, 09/01/2021	505	583
7.750%, 06/15/2031	861	922

		72,174

Financials — 11.0%
ACE INA Holdings
3.350%, 05/15/2024	160	162
Alleghany
4.900%, 09/15/2044	315	330
Allstate
3.150%, 06/15/2023	555	558
Ally Financial
7.500%, 09/15/2020	626	734
American Express
6.800%, 09/01/2066 (A)	1,790	1,875
3.625%, 12/05/2024	320	323
American Express Credit MTN
2.250%, 08/15/2019	1,025	1,025
1.750%, 06/12/2015	1,231	1,238
American Honda Finance MTN
3.875%, 09/21/2020 (B)	1,065	1,133
American International Group
8.175%, 05/15/2058 (A)	145	196
6.400%, 12/15/2020	359	428
6.250%, 03/15/2037	1,670	1,864
5.850%, 01/16/2018	860	962
4.500%, 07/16/2044	250	264
American Tower‡
3.500%, 01/31/2023	552	533
3.450%, 09/15/2021	565	555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ANZ National International
1.850%, 10/15/2015 (B)	$470	$474
Assurant
2.500%, 03/15/2018	580	586
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (B)	575	587
Bank of America
8.950%, 05/18/2017 (A)	1,790	1,912
8.680%, 05/02/2017 (A)	3,160	3,413
6.250%, 09/29/2049 (A)	1,030	1,018
6.050%, 05/16/2016	350	371
6.000%, 09/01/2017	665	733
5.750%, 12/01/2017	305	337
5.700%, 05/02/2017	1,300	1,405
5.650%, 05/01/2018	270	300
5.625%, 10/14/2016	3,135	3,357
5.625%, 07/01/2020	110	125
5.420%, 03/15/2017	4,400	4,717
5.000%, 05/13/2021	90	100
5.000%, 01/21/2044	1,430	1,601
4.875%, 04/01/2044	780	862
4.500%, 04/01/2015	180	182
4.250%, 10/22/2026	555	554
4.200%, 08/26/2024	830	846
4.000%, 04/01/2024 (C)	1,930	2,010
3.875%, 03/22/2017	280	293
3.625%, 03/17/2016	2,275	2,339
3.300%, 01/11/2023	160	160
2.600%, 01/15/2019	670	675
1.500%, 10/09/2015	1,311	1,316
Bank of New York Mellon MTN
3.400%, 05/15/2024	1,865	1,899
2.200%, 03/04/2019	630	632
Bank of Tokyo-Mitsubishi UFJ
2.350%, 09/08/2019 (B)	1,775	1,763
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	420	462
BB&T MTN
2.450%, 01/15/2020	1,035	1,031
Bear Stearns
6.400%, 10/02/2017	70	78
4.650%, 07/02/2018	995	1,078
BNP Paribas
4.250%, 10/15/2024	490	495
2.375%, 09/14/2017	320	326
Boeing Capital
4.700%, 10/27/2019	490	545
BPCE (B)
5.700%, 10/22/2023	310	333
5.150%, 07/21/2024	210	216
Chase Capital VI
0.857%, 08/01/2028 (A)	1,750	1,470
CIT Group
5.000%, 08/01/2023	580	596

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup
6.875%, 03/05/2038	$370	$504
6.675%, 09/13/2043	130	168
6.625%, 06/15/2032	100	125
6.300%, 12/29/2049 (A)	520	512
5.950%, 12/29/2049 (A)	360	355
5.900%, 12/29/2049 (A)	220	222
5.500%, 09/13/2025	750	830
5.350%, 05/29/2049 (A)	390	365
5.300%, 05/06/2044	240	263
4.300%, 11/20/2026	210	209
4.050%, 07/30/2022	70	72
3.750%, 06/16/2024	410	419
3.500%, 05/15/2023	570	555
2.650%, 03/02/2015	385	386
2.500%, 09/26/2018	3,330	3,369
1.750%, 05/01/2018 (C)	1,835	1,813
1.700%, 07/25/2016	660	665
1.550%, 08/14/2017	940	937
0.506%, 06/09/2016 (A)	3,650	3,615
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,916
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (B)	10	11
Cooperatieve Centrale Raiffeisen- Boerenleenbank
11.000%, 12/31/2049 (A) (B)	1,050	1,351
Countrywide Financial
6.250%, 05/15/2016	1,080	1,146
Credit Agricole
8.375%, 12/31/2049 (A) (B)	1,550	1,786
Credit Suisse MTN
5.400%, 01/14/2020	1,350	1,510
Credit Suisse NY MTN
3.625%, 09/09/2024	785	799
0.553%, 08/24/2015 (A)	1,500	1,500
DDR‡
4.625%, 07/15/2022	695	742
3.375%, 05/15/2023	665	645
Deutsche Bank
1.350%, 05/30/2017	800	793
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	1,000	1,239
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	2,150	2,314
Federal Realty Investment Trust‡
3.950%, 01/15/2024	310	326
3.000%, 08/01/2022	230	229
First Industrial MTN
7.500%, 12/01/2017	970	1,099
FMS Wertmanagement AoeR
1.000%, 11/21/2017	640	636
Ford Motor Credit LLC
8.125%, 01/15/2020	660	818
5.875%, 08/02/2021	230	266
5.750%, 02/01/2021	220	252
1.700%, 05/09/2016	2,000	2,007
General Electric Capital MTN
6.875%, 01/10/2039	360	509
6.375%, 11/15/2019 (A)	3,980	4,269
5.875%, 01/14/2038	495	626
5.550%, 05/04/2020	2,975	3,419
4.375%, 09/16/2020	2,490	2,727
0.712%, 08/15/2036 (A) (C)	1,550	1,368
0.612%, 05/05/2026 (A)	1,950	1,813
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	200	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goldman Sachs Group
7.500%, 02/15/2019	$950	$1,130
6.750%, 10/01/2037	243	306
6.250%, 02/01/2041	1,785	2,256
6.150%, 04/01/2018 (C)	1,780	1,998
6.000%, 06/15/2020	170	197
5.950%, 01/18/2018	260	289
5.750%, 01/24/2022	110	127
5.375%, 03/15/2020	2,860	3,205
5.350%, 01/15/2016	660	689
5.250%, 07/27/2021	340	384
4.000%, 03/03/2024	490	508
3.850%, 07/08/2024	330	338
2.375%, 01/22/2018 (C)	1,370	1,384
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,340
HCP‡
6.300%, 09/15/2016	1,075	1,164
6.000%, 01/30/2017	1,800	1,964
2.625%, 02/01/2020	1,000	990
Health Care‡
6.500%, 03/15/2041	710	933
5.250%, 01/15/2022	900	1,000
4.950%, 01/15/2021	2,820	3,101
Healthcare Trust of America Holdings‡
3.375%, 07/15/2021	370	369
Highwoods Properties‡
7.500%, 04/15/2018	1,142	1,323
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	1,959
HSBC Holdings PLC
6.800%, 06/01/2038	180	239
5.250%, 03/14/2044	380	426
4.250%, 03/14/2024	2,925	3,044
4.000%, 03/30/2022	330	351
HSBC USA
2.375%, 02/13/2015	690	691
2.375%, 11/13/2019	1,155	1,155
Hyundai Capital America
2.125%, 10/02/2017 (B)	270	271
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	400	385
ING Bank (B)
5.800%, 09/25/2023	1,385	1,536
2.500%, 10/01/2019	1,230	1,238
Inter-American Development Bank
4.375%, 01/24/2044	190	232
International Lease Finance
7.125%, 09/01/2018 (B)	1,080	1,210
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	1,610	1,563
3.625%, 08/12/2015 (B)	500	507
3.125%, 01/15/2016	390	396
2.375%, 01/13/2017	717	723
John Deere Capital
1.700%, 01/15/2020	160	156
JPMorgan Chase
6.000%, 01/15/2018	135	151
4.850%, 02/01/2044 (C)	355	394
4.500%, 01/24/2022	180	197
4.400%, 07/22/2020	210	228
4.350%, 08/15/2021	215	234
4.250%, 10/15/2020	330	355
4.125%, 12/15/2026	900	901
3.625%, 05/13/2024	1,670	1,709
3.450%, 03/01/2016	2,785	2,859
3.375%, 05/01/2023	650	643
2.200%, 10/22/2019	750	744

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Bank
6.000%, 07/05/2017	$2,250	$2,479
6.000%, 10/01/2017	1,000	1,110
0.571%, 06/13/2016 (A)	1,300	1,294
JPMorgan Chase Capital XIII
1.207%, 09/30/2034 (A)	550	456
JPMorgan Chase Capital XXIII
1.232%, 05/15/2047 (A)	1,900	1,539
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	530	521
Lazard Group LLC
6.850%, 06/15/2017	1,102	1,227
4.250%, 11/14/2020	570	601
Liberty Mutual Group
4.850%, 08/01/2044 (B)	360	366
Lloyds Banking Group
4.500%, 11/04/2024	1,065	1,075
M&T Bank
6.875%, 12/29/2049	1,740	1,770
Macquarie Bank MTN
1.610%, 10/27/2017 (A) (B)	1,500	1,502
Markel
3.625%, 03/30/2023	145	146
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	605	976
MetLife
6.750%, 06/01/2016	375	404
6.400%, 12/15/2036	220	245
4.750%, 02/08/2021	540	603
1.903%, 12/15/2017	305	306
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	1,022
Mid-America Apartments‡
4.300%, 10/15/2023	445	468
3.750%, 06/15/2024	600	602
Morgan Stanley MTN
7.300%, 05/13/2019	545	646
6.625%, 04/01/2018	1,640	1,868
6.000%, 04/28/2015	630	640
5.375%, 10/15/2015	595	615
4.750%, 03/22/2017	140	149
4.350%, 09/08/2026	480	483
3.700%, 10/23/2024	1,120	1,135
2.375%, 07/23/2019	1,130	1,126
0.681%, 10/18/2016 (A)	5,965	5,947
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	1,031	1,088
Nationwide Financial Services
5.300%, 11/18/2044 (B)	560	591
Nationwide Mutual Insurance
2.531%, 12/15/2024 (A) (B)	2,975	2,975
Navient MTN
5.625%, 08/01/2033	145	109
New York Life Insurance (B)
6.750%, 11/15/2039	415	578
2.100%, 01/02/2019	575	577
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	1,400	1,402
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	690	892
PNC Bank
2.400%, 10/18/2019	625	628
2.250%, 07/02/2019	545	544
Prudential Financial MTN
4.600%, 05/15/2044	125	132
Royal Bank of Scotland
4.650%, 06/04/2018	270	280

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A)	$110	$128
7.640%, 09/29/2017 (A)	200	210
6.400%, 10/21/2019	280	325
6.125%, 12/15/2022	390	425
6.100%, 06/10/2023	550	597
6.000%, 12/19/2023	860	931
5.125%, 05/28/2024	705	717
2.550%, 09/18/2015	200	202
Santander US Debt Unipersonal (B)
3.781%, 10/07/2015	100	102
3.724%, 01/20/2015	800	801
SL Green Realty‡
7.750%, 03/15/2020	1,000	1,195
Standard Chartered
5.700%, 03/26/2044 (B)	1,420	1,477
State Street
4.956%, 03/15/2018	1,380	1,495
3.300%, 12/16/2024	800	812
Sumitomo Mitsui Banking MTN
3.100%, 01/14/2016 (B)	200	204
1.350%, 07/11/2017	860	852
Sumitomo Mitsui Financial Group
4.436%, 04/02/2024 (B)	495	513
Synchrony Financial
4.250%, 08/15/2024	520	534
Tanger Properties‡
3.875%, 12/01/2023	300	307
3.750%, 12/01/2024	260	262
Teachers Insurance & Annuity Association of America (B)
6.850%, 12/16/2039	1,300	1,776
4.900%, 09/15/2044	260	290
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	690	671
Toyota Motor Credit MTN
3.400%, 09/15/2021	810	852
1.250%, 10/05/2017	1,150	1,146
US Bank
2.125%, 10/28/2019	1,220	1,216
Ventas Realty L.P.‡
2.700%, 04/01/2020	1,450	1,435
Voya Financial
2.900%, 02/15/2018	150	154
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,630	2,539
WEA Finance (B)
3.750%, 09/17/2024	1,180	1,197
2.700%, 09/17/2019	290	290
Wells Fargo
5.375%, 11/02/2043	410	466
4.650%, 11/04/2044	190	196
4.600%, 04/01/2021	160	178
4.480%, 01/16/2024	2,658	2,834
3.676%, 06/15/2016 (D)	680	705
3.450%, 02/13/2023 (C)	430	436
3.000%, 01/22/2021	1,010	1,029
2.125%, 04/22/2019	420	420
1.500%, 01/16/2018	420	418
Wells Fargo Bank
6.000%, 11/15/2017	250	280
Wells Fargo Capital X
5.950%, 12/15/2036	610	621
Woodbourne Capital Trust III
1.360%, 04/08/2049 (A) (B)	500	280
Woodbourne Capital Trust IV
1.360%, 04/08/2049 (A) (B)	275	154

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	$1,100	$1,159

		229,464

Health Care — 1.9%
AbbVie
4.400%, 11/06/2042	1,020	1,052
2.900%, 11/06/2022	570	561
1.750%, 11/06/2017	780	782
Actavis Funding SCS
4.850%, 06/15/2044	365	370
3.850%, 06/15/2024	190	191
Aetna
2.200%, 03/15/2019	310	308
Amgen
5.650%, 06/15/2042	475	565
5.375%, 05/15/2043	95	110
5.150%, 11/15/2041	1,125	1,268
3.625%, 05/22/2024	755	768
1.250%, 05/22/2017	1,135	1,126
Anthem
5.875%, 06/15/2017	1,155	1,269
5.100%, 01/15/2044	210	236
3.500%, 08/15/2024	375	378
3.125%, 05/15/2022	700	700
1.250%, 09/10/2015	240	241
Bayer US Finance
1.500%, 10/06/2017 (B)	1,205	1,206
Becton Dickinson
2.675%, 12/15/2019	1,030	1,043
Celgene
5.250%, 08/15/2043	250	282
3.625%, 05/15/2024	460	470
DaVita HealthCare Partners
5.125%, 07/15/2024 (C)	740	755
Forest Laboratories
4.375%, 02/01/2019 (B)	600	634
Fresenius Medical Care US Finance
5.750%, 02/15/2021 (B)	160	171
Fresenius Medical Care US Finance II (B)
5.875%, 01/31/2022	190	206
5.625%, 07/31/2019	240	256
4.125%, 10/15/2020	100	100
Gilead Sciences
3.700%, 04/01/2024	1,555	1,631
2.350%, 02/01/2020	430	432
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	913
HCA
7.500%, 11/15/2095	3,800	3,629
Humana
7.200%, 06/15/2018	1,150	1,343
4.625%, 12/01/2042	130	132
3.850%, 10/01/2024	790	800
3.150%, 12/01/2022	170	165
McKesson
3.796%, 03/15/2024	335	344
Medtronic
4.450%, 03/15/2020	630	691
4.375%, 03/15/2035 (B)	243	258
3.625%, 03/15/2024	940	976
3.500%, 03/15/2025 (B)	870	890
3.150%, 03/15/2022 (B)	545	552
2.500%, 03/15/2020 (B)	2,380	2,386
Mylan
5.400%, 11/29/2043	230	255
2.550%, 03/28/2019	660	657

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Perrigo
4.000%, 11/15/2023	$370	$381
Perrigo Finance
3.900%, 12/15/2024	535	545
3.500%, 12/15/2021	235	238
Roche Holdings
6.000%, 03/01/2019 (B)	329	380
Thermo Fisher Scientific
5.300%, 02/01/2044	50	58
3.600%, 08/15/2021	620	640
3.300%, 02/15/2022	610	611
3.200%, 03/01/2016	435	445
1.300%, 02/01/2017	670	666
UnitedHealth Group
6.875%, 02/15/2038	510	716
6.000%, 06/15/2017	51	57
5.800%, 03/15/2036	280	347
3.875%, 10/15/2020	530	561
2.875%, 12/15/2021	735	743
Wyeth LLC
5.950%, 04/01/2037	960	1,231
Zoetis
3.250%, 02/01/2023	150	148

		38,869

Industrials — 1.4%
ABB Finance USA
4.375%, 05/08/2042	80	86
AerCap Ireland Capital
3.750%, 05/15/2019 (B)	520	515
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	2,360	2,519
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,473
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	625
Catholic Health Initiatives
4.350%, 11/01/2042	80	79
2.950%, 11/01/2022	800	784
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	2,096	2,316
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,404	1,540
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,239	2,463
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,195	1,386
Eaton
4.150%, 11/02/2042	440	435
2.750%, 11/02/2022	950	933
1.500%, 11/02/2017	270	268
Florida East Coast Holdings
6.750%, 05/01/2019 (B) (C)	460	455
General Electric
4.500%, 03/11/2044	220	242
General Electric Capital
0.850%, 10/09/2015	460	461
JetBlue Airways Pass-Through Trust, Ser 2004-2, Cl G1
0.607%, 08/15/2016 (A)	999	990
L-3 Communications
3.950%, 05/28/2024	450	454
Lockheed Martin
3.350%, 09/15/2021	1,035	1,072

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Northrop Grumman
4.750%, 06/01/2043	$565	$631
3.250%, 08/01/2023	3,255	3,280
Parker-Hannifin MTN
3.300%, 11/21/2024	425	434
Penske Truck Leasing L.P. (B)
3.050%, 01/09/2020	875	874
2.500%, 06/15/2019	730	726
Raytheon
3.125%, 10/15/2020	430	444
Union Pacific
3.250%, 01/15/2025	435	447
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	130	144
United Technologies
4.500%, 06/01/2042	540	588
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	956	1,011
Valmont Industries
5.250%, 10/01/2054	300	303
Waste Management
7.375%, 05/15/2029	330	447
3.500%, 05/15/2024	310	314
West
5.375%, 07/15/2022 (B)	430	412

		29,151

Information Technology — 0.5%
Activision Blizzard
5.625%, 09/15/2021 (B)	300	315
Alibaba Group Holding (B)
3.600%, 11/28/2024	275	273
2.500%, 11/28/2019	665	656
Apple
4.450%, 05/06/2044	315	347
3.850%, 05/04/2043	640	641
3.450%, 05/06/2024	530	555
2.850%, 05/06/2021 (C)	1,405	1,437
Broadcom MTN
4.500%, 08/01/2034	120	126
Keysight Technologies
4.550%, 10/30/2024 (B)	295	295
MasterCard
3.375%, 04/01/2024	525	539
National Semiconductor
6.600%, 06/15/2017	170	191
Oracle
4.500%, 07/08/2044	140	152
4.300%, 07/08/2034	580	621
3.400%, 07/08/2024	475	486
2.250%, 10/08/2019	1,420	1,430
1.200%, 10/15/2017	1,050	1,046
Texas Instruments
2.750%, 03/12/2021	470	472
TSMC Global
1.625%, 04/03/2018 (B)	875	859

		10,441

Materials — 1.2%
Albemarle
5.450%, 12/01/2044	250	269
4.150%, 12/01/2024	260	264
Ardagh Packaging Finance
3.234%, 12/15/2019 (A) (B)	640	618
Barrick Gold
4.100%, 05/01/2023	1,740	1,693
3.850%, 04/01/2022	270	260

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barrick North America Finance
4.400%, 05/30/2021	$1,260	$1,272
BHP Billiton Finance USA
5.000%, 09/30/2043	665	754
3.850%, 09/30/2023	400	421
3.250%, 11/21/2021	1,400	1,446
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	534
Cliffs Natural Resources
4.950%, 01/15/2018 (C)	400	260
4.800%, 10/01/2020 (C)	110	59
Dow Chemical
3.000%, 11/15/2022	1,265	1,236
Eagle Spinco
4.625%, 02/15/2021	160	152
Eastman Chemical
4.650%, 10/15/2044	240	246
3.800%, 03/15/2025	520	529
2.700%, 01/15/2020	815	820
Ecolab
4.350%, 12/08/2021	220	240
FMG Resources Pty (B) (C)
8.250%, 11/01/2019	200	182
6.875%, 04/01/2022	110	92
Freeport-McMoRan
5.400%, 11/14/2034	160	156
4.550%, 11/14/2024	515	500
Freeport-McMoRan Copper
3.100%, 03/15/2020	470	457
Freeport-McMoran Oil & Gas
6.875%, 02/15/2023	165	184
6.500%, 11/15/2020	104	113
Glencore Finance Canada (B)
2.700%, 10/25/2017	810	820
2.050%, 10/23/2015	1,318	1,327
Hexion US Finance
6.625%, 04/15/2020	360	353
LYB International Finance BV
4.875%, 03/15/2044	225	232
LyondellBasell Industries
5.750%, 04/15/2024	200	229
Mosaic
5.625%, 11/15/2043	215	246
5.450%, 11/15/2033	170	192
Potash Corp of Saskatchewan
4.875%, 03/30/2020 (C)	280	311
Rio Tinto Finance USA Ltd.
9.000%, 05/01/2019	610	772
6.500%, 07/15/2018	810	927
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	275	264
2.250%, 12/14/2018	200	200
Rock-Tenn
4.000%, 03/01/2023	70	71
3.500%, 03/01/2020	320	325
Southern Copper
5.250%, 11/08/2042	1,550	1,385
Steel Dynamics
6.375%, 08/15/2022	510	541
Vale Overseas
8.250%, 01/17/2034	140	168
6.875%, 11/21/2036	1,510	1,592
4.375%, 01/11/2022 (C)	1,789	1,715

		24,427

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	$440	$483
5.000%, 03/30/2020 (C)	750	827
3.125%, 07/16/2022	730	720
AT&T
6.500%, 09/01/2037	765	945
6.450%, 06/15/2034	625	765
5.550%, 08/15/2041	20	22
4.800%, 06/15/2044 (C)	265	270
4.350%, 06/15/2045	745	702
4.300%, 12/15/2042 (C)	265	252
3.900%, 03/11/2024 (C)	490	504
3.875%, 08/15/2021	540	565
3.000%, 02/15/2022 (C)	470	461
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (B)	295	319
CenturyLink
5.625%, 04/01/2020	240	249
Deutsche Telekom International Finance
2.250%, 03/06/2017 (B)	905	919
Intelsat Jackson Holdings
7.500%, 04/01/2021	380	407
Rogers Communications
6.750%, 03/15/2015	1,015	1,027
Sprint
7.875%, 09/15/2023	320	316
7.125%, 06/15/2024	200	186
Sprint Capital
8.750%, 03/15/2032	910	880
Telecom Italia Capital
7.175%, 06/18/2019	40	46
Telefonica Chile
3.875%, 10/12/2022 (B)	200	196
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	111
5.877%, 07/15/2019	90	102
5.134%, 04/27/2020	300	332
Verizon Communications
6.550%, 09/15/2043 (C)	2,873	3,681
6.400%, 09/15/2033	1,993	2,455
5.150%, 09/15/2023	3,720	4,108
4.862%, 08/21/2046 (B) (C)	1,204	1,237
4.400%, 11/01/2034	3,305	3,285
4.150%, 03/15/2024	120	124
3.850%, 11/01/2042	130	116
3.500%, 11/01/2024	840	825
3.450%, 03/15/2021	450	460
3.000%, 11/01/2021	2,250	2,219
2.500%, 09/15/2016	575	588
Vodafone Group PLC
2.950%, 02/19/2023	905	872

		31,576

Utilities — 2.1%
AES
7.375%, 07/01/2021	40	45
4.875%, 05/15/2023 (C)	920	913
Alabama Power
4.150%, 08/15/2044	135	142
Ameren Illinois
4.300%, 07/01/2044	280	300
American Electric Power
1.650%, 12/15/2017	715	715
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,160	1,518
5.150%, 11/15/2043	200	226
4.500%, 02/01/2045 (B)	1,345	1,407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Calpine
6.000%, 01/15/2022 (B)	$110	$117
Connecticut Light & Power
4.300%, 04/15/2044	245	265
Consolidated Edison of New York
4.625%, 12/01/2054	215	235
4.450%, 03/15/2044	810	876
Consumers Energy
4.350%, 08/31/2064	210	219
Dominion Gas Holdings
4.600%, 12/15/2044	335	351
Dominion Resources
4.700%, 12/01/2044	350	372
2.500%, 12/01/2019	610	612
1.950%, 08/15/2016	265	268
Duke Energy Florida
3.850%, 11/15/2042	165	166
Duquesne Light Holdings
6.400%, 09/15/2020 (B)	1,450	1,693
Electricite de France
6.000%, 01/22/2114 (B)	455	530
Exelon
5.625%, 06/15/2035	880	1,029
FirstEnergy
2.750%, 03/15/2018	280	282
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,589
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	1,000	1,013
IPALCO Enterprises
7.250%, 04/01/2016 (B)	1,340	1,414
5.000%, 05/01/2018	1,200	1,266
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,420
KeySpan Gas East
5.819%, 04/01/2041 (B)	1,250	1,606
Metropolitan Edison
3.500%, 03/15/2023 (B)	2,425	2,412
Niagara Mohawk Power
4.278%, 10/01/2034 (B)	355	376
NiSource Finance
6.800%, 01/15/2019	2,261	2,654
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,253
4.550%, 12/01/2041	690	780
Pacific Gas & Electric
8.250%, 10/15/2018	280	337
6.050%, 03/01/2034	130	166
5.800%, 03/01/2037	710	870
4.450%, 04/15/2042	700	738
3.250%, 06/15/2023	270	271
PacifiCorp
3.600%, 04/01/2024	635	656
PECO Energy
4.150%, 10/01/2044	625	664
Potomac Electric Power
3.600%, 03/15/2024	290	304
PSEG Power LLC
2.750%, 09/15/2016	320	328
Public Service Electric & Gas MTN
4.000%, 06/01/2044	315	325
3.050%, 11/15/2024	280	281
Public Service of Colorado
4.300%, 03/15/2044	180	194
Public Service of New Hampshire
3.500%, 11/01/2023	310	320
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,489

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Puget Energy
6.000%, 09/01/2021	$790	$924
PVNGS II Funding
8.000%, 12/30/2015	203	205
Southern
2.150%, 09/01/2019	615	611
Southern California Gas
4.450%, 03/15/2044	600	673
Southwestern Electric Power
3.550%, 02/15/2022	230	236
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	880	1,298
Virginia Electric & Power
4.650%, 08/15/2043	405	454
4.450%, 02/15/2044	195	213

		43,621

Total Corporate Obligations (Cost $535,182) ($ Thousands)		564,551

ASSET-BACKED SECURITIES — 10.1%

Automotive — 1.0%
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	118	118
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	121	121
Ally Auto Receivables Trust, Ser 2011-5, Cl A4
1.320%, 07/15/2016	201	201
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	5	5
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	231	231
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	150	150
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	1,050	1,049
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	3,031	3,020
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/2020	323	325
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	27	27
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	1,405	1,390
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	1,005	1,013
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	350	360
Bank of The West Auto Trust, Ser 2014- 1, Cl A3
1.090%, 03/15/2019 (B)	429	429
Bank of The West Auto Trust, Ser 2014- 1, Cl A4
1.650%, 03/16/2020 (B)	417	417
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.570%, 12/16/2019	$281	$280
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	281	281
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,623	1,624
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	429	433
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A3
1.310%, 12/20/2017	9	9
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	264	266
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	666	666
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	906	911
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	605	606
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	525	527
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.456%, 06/20/2016 (A)	1,048	1,048
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	933	933
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	266	267
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	1,188	1,187
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	243	243
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A3
1.270%, 05/15/2019 (B)	301	301
Ford Credit Auto Owner Trust, Ser 2013- B, Cl A3
0.570%, 10/15/2017	712	712
Ford Credit Auto Owner Trust, Ser 2014- 2, Cl A
2.310%, 04/15/2026 (B)	897	901
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	677	678
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	232	231
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	383	385
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	39	39
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	5	5

		21,389

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 1.5%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	$1,626	$1,627
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	1,049	1,049
American Express Credit Account Master Trust, Ser 2013-2, Cl A
0.575%, 05/17/2021 (A)	221	221
American Express Issuance Trust II, Ser 2013-2, Cl A
0.591%, 08/15/2019 (A)	1,166	1,170
BA Credit Card Trust, Ser 2007-A4, Cl A4
0.201%, 11/15/2019 (A)	819	813
BA Credit Card Trust, Ser 2014-A2, Cl A
0.431%, 09/16/2019 (A)	2,076	2,074
BA Credit Card Trust, Ser 2014-A3, Cl A
0.444%, 01/15/2020 (A)	1,473	1,473
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A
1.480%, 07/15/2020	1,277	1,279
Chase Issuance Trust, Ser 2012-A4, Cl A4
1.580%, 08/16/2021	913	894
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	747	747
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.581%, 07/15/2020 (A)	1,372	1,374
Chase Issuance Trust, Ser 2013-A7, Cl A
0.591%, 09/15/2020 (A)	1,008	1,011
Chase Issuance Trust, Ser 2013-A9, Cl A
0.581%, 11/16/2020 (A)	2,395	2,400
Chase Issuance Trust, Ser 2014-A5, Cl A5
0.531%, 04/15/2021 (A)	362	361
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.592%, 09/10/2020 (A)	2,442	2,441
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.358%, 05/09/2018 (A)	2,303	2,303
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	5,428	5,456
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	1,044	1,043
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.591%, 07/15/2021 (A)	825	827
MBNA Credit Card Master Note Trust, Ser 2004-A3, Cl A3
0.421%, 08/16/2021 (A)	1,283	1,277
World Financial Network Credit Card Master Trust, Ser 2014-B, Cl A
0.610%, 07/15/2019	551	551

		30,391

Mortgage Related Securities — 1.4%
AFC Home Equity Loan Trust, Ser 1998- 1, Cl 1A2
0.839%, 04/25/2028 (A)	14	13
AFC Home Equity Loan Trust, Ser 2000- 1, Cl 2A
0.810%, 03/25/2030 (A)	2,126	1,378

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.570%, 08/25/2043 (A)	$1,167	$1,150
Centex Home Equity, Ser 2006-A, Cl AV4
0.420%, 06/25/2036 (A)	4,917	4,414
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl A2D
0.410%, 08/25/2036 (A)	4,200	3,467
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.110%, 05/25/2039 (A) (B)	631	602
Home Loan Trust, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	134	134
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.349%, 03/20/2036 (A)	3,317	3,296
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.540%, 06/25/2035 (A)	356	355
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.435%, 05/25/2037 (A)	5,500	3,566
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.600%, 06/25/2035 (A)	3,313	3,293
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.659%, 07/25/2035 (A)	3,500	3,339
RASC Trust, Ser 2005-AHL2, Cl A2
0.415%, 10/25/2035 (A)	93	93
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.315%, 01/25/2037 (A)	5,564	3,788

		28,888

Other Asset-Backed Securities — 6.2%
Academic Loan Funding Trust, Ser 2012- 1A, Cl A2
1.255%, 12/27/2044 (A) (B)	2,100	2,114
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,536	1,524
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	2,322	2,314
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.651%, 10/15/2019 (A)	1,521	1,521
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.433%, 02/25/2035 (A)	2,200	2,278
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.234%, 10/27/2036 (A)	1,750	1,772
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.570%, 09/25/2035 (A)	893	884
Centerpoint Energy Transition Bond III, Ser 2008-A, Cl A1
4.192%, 02/01/2020	549	565
CIT Education Loan Trust, Ser 2007-1, Cl A
0.345%, 03/25/2042 (A) (B)	1,575	1,501
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.016%, 03/25/2037	1,970	1,932

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	$350	$350
Conseco Finance Home Improvement Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	54	54
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	132	136
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.770%, 06/25/2033 (A)	38	32
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.970%, 10/25/2047 (A)	3,803	3,427
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.305%, 11/15/2036 (A)	142	123
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.415%, 03/25/2036 (A)	5,000	3,331
Cronos Containers Program I, Ser 2012- 2A, Cl A
3.810%, 09/18/2027 (B)	581	582
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.461%, 02/15/2034 (A)	422	377
Educational Funding of the South, Ser 2011-1, Cl A2
0.884%, 04/25/2035 (A)	2,078	2,072
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.660%, 09/25/2035 (A)	3,700	3,517
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	2,554	2,568
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	1,022	1,033
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	270	272
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	759	757
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,220	1,218
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (B)	1,859	1,834
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	1,066	1,122
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	848	893
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.907%, 03/18/2029 (A)	525	481
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	1,051	1,059
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.520%, 06/19/2029 (A)	325	282
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.655%, 02/20/2030 (A)	375	326
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.652%, 02/20/2032 (A)	300	275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.653%, 03/13/2032 (A)	$475	$429
GSAMP Trust, Ser 2003-SEA, Cl A1
0.569%, 02/25/2033 (A)	1,641	1,530
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.420%, 05/25/2046 (A)	3,300	2,229
GSAMP Trust, Ser 2006-SEA1, Cl A
0.455%, 05/25/2036 (A) (B)	152	151
Higher Education Funding I, Ser 2014-1, Cl A
1.283%, 05/25/2034 (A) (B)	1,595	1,578
HLSS Servicer Advance Receivables Trust, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	890	881
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
0.350%, 02/25/2036 (A)	575	536
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	1,008	1,076
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	1,331	1,344
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	868	926
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,567	2,729
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.395%, 11/27/2028 (A)	727	712
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
0.435%, 04/25/2029 (A)	490	477
National Collegiate Student Loan Trust, Ser 2006-3, Cl A4
0.425%, 03/26/2029 (A)	1,750	1,605
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.005%, 03/25/2038 (A)	4,460	2,865
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2A
2.740%, 02/15/2029 (B)	1,542	1,541
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.465%, 03/27/2023 (A)	529	528
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.665%, 06/25/2031 (A)	3,320	3,302
Navient Student Loan Trust, Ser 2014-2, Cl A
0.795%, 03/25/2043 (A)	3,242	3,227
Navient Student Loan Trust, Ser 2014-3, Cl A
0.775%, 03/25/2043 (A)	3,242	3,223
Navient Student Loan Trust, Ser 2014-4, Cl A
0.775%, 03/25/2043 (A)	2,457	2,442
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.600%, 04/25/2023 (A)	928	928
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.414%, 10/27/2036 (A)	833	825
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.394%, 01/25/2037 (A)	785	776
Nelnet Student Loan Trust, Ser 2005-1, Cl A5

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.344%, 10/25/2033 (A)	$418	$407
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.323%, 11/23/2022 (A)	267	266
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.314%, 10/26/2026 (A)	949	948
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.243%, 11/27/2018 (A)	58	57
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.970%, 04/25/2046 (A) (B)	343	347
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.755%, 10/27/2036 (A) (B)	2,227	2,221
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.105%, 11/25/2043 (A) (B)	1,655	1,662
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.034%, 07/25/2025 (A)	1,000	1,003
Octagon Investment Partners XI Ltd., Ser 2007-1A, Cl A1B
0.493%, 08/25/2021 (A) (B)	1,556	1,532
Origen Manufactured Housing, Ser 2006- A, Cl A2
1.995%, 10/15/2037 (A)	3,317	2,956
Park Place Securities, Ser 2004-WCW1, Cl M2
1.190%, 09/25/2034 (A)	1,806	1,792
Residential Asset Mortgage ProductsTrust, Ser 2003-RS11, Cl MII1
1.250%, 12/25/2033 (A)	188	171
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	838
Scholar Funding Trust, Ser 2011-A, Cl A
1.133%, 10/28/2043 (A) (B)	1,094	1,101
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.583%, 05/15/2028 (A)	284	284
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (B)	1,032	1,060
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.911%, 10/16/2023 (A)(B)	408	409
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.911%, 06/15/2045 (A) (B)	1,227	1,262
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.970%, 11/25/2043 (A)	245	246
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.811%, 07/15/2022 (A) (B)	299	300
SLM Student Loan EDC RepackagingTrust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	1,570	1,560
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.991%, 12/15/2025 (A) (B)	850	848
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.521%, 09/15/2022 (A) (B)	699	699
SLM Student Loan Trust, Ser 2004-8, Cl B

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.694%, 01/25/2040 (A)	$158	$145
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.735%, 04/25/2024 (A) (B)	1,408	1,408
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.334%, 04/25/2025 (A)	100	100
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.434%, 07/27/2026 (A)	411	418
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.384%, 10/25/2029 (A)	1,444	1,393
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.354%, 01/27/2025 (A)	790	788
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.404%, 01/25/2041 (A)	1,900	1,777
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.334%, 01/25/2021 (A)	989	973
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.304%, 04/25/2022 (A)	112	112
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.394%, 01/25/2041 (A)	1,900	1,768
SLM Student Loan Trust, Ser 2007-2, Cl B
0.404%, 07/25/2025 (A)	391	353
SLM Student Loan Trust, Ser 2007-6, Cl B
1.084%, 04/27/2043 (A)	490	451
SLM Student Loan Trust, Ser 2008-2, Cl B
1.434%, 01/25/2029 (A)	525	487
SLM Student Loan Trust, Ser 2008-3, Cl B
1.434%, 04/25/2029 (A)	525	490
SLM Student Loan Trust, Ser 2008-4, Cl B
2.084%, 04/25/2029 (A)	525	529
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.534%, 01/25/2018 (A)	242	243
SLM Student Loan Trust, Ser 2008-5, Cl B
2.084%, 07/25/2029 (A)	525	538
SLM Student Loan Trust, Ser 2008-6, Cl B
2.084%, 07/25/2029 (A)	525	528
SLM Student Loan Trust, Ser 2008-7, Cl B
2.084%, 07/25/2029 (A)	525	527
SLM Student Loan Trust, Ser 2008-8, Cl B
2.484%, 10/25/2029 (A)	525	554
SLM Student Loan Trust, Ser 2008-9, Cl B
2.484%, 10/25/2029 (A)	525	554
SLM Student Loan Trust, Ser 2010-1, Cl A
0.570%, 03/25/2025 (A)	705	705
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.905%, 05/26/2026 (A)	385	387

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2012-6, Cl B
1.170%, 04/27/2043 (A)	$564	$527
SLM Student Loan Trust, Ser 2013-2, Cl B
1.655%, 06/25/2043 (A)	281	275
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.470%, 05/26/2020 (A)	551	549
SLM Student Loan Trust, Ser 2013-3, Cl B
1.670%, 09/25/2043 (A)	291	284
SLM Student Loan Trust, Ser 2013-4, Cl A
0.720%, 06/25/2027 (A)	1,281	1,284
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.555%, 10/26/2020 (A)	446	446
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.655%, 02/25/2021 (A)	236	236
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	240	245
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.535%, 07/26/2021 (A)	737	735
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.760%, 03/26/2029 (A)	851	854
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.761%, 07/15/2022 (A) (B)	303	303
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	421	426
SpringCastle America Funding, Ser 2014- AA, Cl A
2.700%, 05/25/2023 (B)	614	613
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.402%, 11/25/2037 (A)	972	955
TAL Advantage, Ser 2006-1A, Cl N
0.355%, 04/20/2021 (A) (B)	387	384
Trade Maps, Ltd., Ser 2013-1A, Cl A
0.862%, 12/10/2018 (A) (B)	1,400	1,402
Triton Container Finance LLC, Ser 2007- 1A, Cl N
0.290%, 02/26/2019 (A)(B)	65	65
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
0.405%, 07/25/2036 (A)	4,000	3,711

		128,877

Total Asset-Backed Securities (Cost $206,359) ($ Thousands)		209,545

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017 (B)	3,540	3,864
FHLB
0.875%, 05/24/2017	40	40
0.750%, 05/26/2015 (D)	3,410	3,411
0.063%, 01/28/2015	3,965	3,965
0.061%, 01/23/2015	15,215	15,214
FHLMC
6.750%, 03/15/2031	530	797

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
FICO STRIPS
9.800%, 04/06/2018		$850	$1,077
9.700%, 04/05/2019		1,050	1,394
8.600%, 09/26/2019		2,490	3,239
0.092%, 11/02/2018		1,800	1,683
0.091%, 08/03/2018		1,820	1,730
0.090%, 04/06/2018		1,550	1,478
0.080%, 09/26/2019		100	91
0.070%, 06/06/2019		250	231
0.060%, 03/07/2019		770	712
0.050%, 02/08/2018		510	488
0.040%, 08/03/2018		780	734
0.030%, 08/03/2018		820	772
0.020%, 08/03/2018		1,470	1,383
0.010%, 05/11/2018		3,295	3,133
FNMA
6.250%, 05/15/2029		2,110	2,940
4.608%, 10/09/2019		2,925	2,630
2.625%, 09/06/2024		561	568
Resolution Funding STRIPS
2.298%, 10/15/2019		600	545
2.222%, 07/15/2020		2,630	2,336
Tennessee Valley Authority
5.250%, 09/15/2039		590	751
3.875%, 02/15/2021		1,510	1,663
2.875%, 09/15/2024		1,540	1,560
Total U.S. Government Agency Obligations (Cost $54,439) ($ Thousands)			58,429

SOVEREIGN DEBT — 1.6%
Brazil Notas do Tesouro Nacional, Ser B, BRL
14.714%, 08/15/2050	BRL	1,292	1,186
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	12,230	4,380
Brazilian Government International Bond
5.000%, 01/27/2045		270	265
Colombia Government International Bond
5.625%, 02/26/2044		1,110	1,249
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.750%, 12/01/2043		250	298
4.625%, 12/01/2023 (C)		1,100	1,167
Federal Republic of Brazil
4.250%, 01/07/2025		560	560
Indonesia Government International Bond MTN
5.875%, 03/13/2020		240	265
5.875%, 01/15/2024 (B)		840	949
4.875%, 05/05/2021		200	211
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,988
Mexico Government International Bond
5.750%, 10/12/2110		1,183	1,272
5.550%, 01/21/2045		2,630	3,057
4.750%, 03/08/2044		1,180	1,230
3.600%, 01/30/2025		295	294
Poland Government International Bond
4.000%, 01/22/2024		1,790	1,900
Portugal Government International Bond MTN
5.125%, 10/15/2024 (B)		1,350	1,418
Province of Manitoba Canada
3.050%, 05/14/2024		425	440

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
Republic of Paraguay
6.100%, 08/11/2044 (B)	535	$570
Russia Government International Bond
7.500%, 03/31/2030 (B)	360	373
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	1,177	1,221
Slovakia Government International Bond
4.375%, 05/21/2022 (B)	1,240	1,341
Slovenia Government International Bond (B)
5.850%, 05/10/2023	245	277
5.500%, 10/26/2022	528	586
5.250%, 02/18/2024	1,015	1,115
South Africa Government International Bond
5.875%, 09/16/2025 (C)	1,380	1,554
Turkey Government International Bond
7.000%, 03/11/2019	430	490
6.250%, 09/26/2022	457	521
5.750%, 03/22/2024 (C)	1,120	1,252
5.625%, 03/30/2021	161	177
United Mexican States MTN
6.050%, 01/11/2040	248	303

Total Sovereign Debt (Cost $31,210) ($ Thousands)		31,909

LOAN PARTICIPATIONS — 0.9%
Advanced Disposal Service
3.750%, 10/09/2019	304	294
AMR
3.750%, 06/21/2019	642	634
Aramark, 1st Lien
3.250%, 02/24/2021	284	279
Burger King, Cov-Lite, 1st Lien Term Loan B
4.500%, 09/25/2021	600	597
Charter Communications Operating
4.250%, 09/12/2021	440	442
Charter Communications, Term Loan, 1st Lien
3.000%, 01/03/2021	252	247
CSC Holdings, Term Loan B
2.656%, 04/17/2020	410	400
Del Monte Foods
3.500%, 03/09/2020	1,074	1,026
Energy Future Immediate Holding, 1st Lien Term Loan
4.250%, 06/19/2016	2,200	2,199
First Data, 1st Lien Term Loan
3.667%, 03/23/2018	1,515	1,483
3.667%, 09/24/2018	1,000	977
FMG Resources Property, Cov-Lite, 1st Lien
3.750%, 06/28/2019	611	553
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020	515	481
H.J. Heinz
3.250%, 03/27/2019	148	147
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	494	490
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	211	208
Intelsat Jackson Holdings
3.750%, 06/30/2019	671	661
Michaels Stores
3.750%, 01/28/2020	93	91
Michaels Stores, Term Loan B
3.750%, 01/28/2020	93	91

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Michaels Stores, Term Loan, Tranche 1
3.750%, 01/24/2020	$286	$280
MPH Acquisition Holdings
0.000%, 03/31/2021 (E)	60	58
NRG Energy, Term Loan
2.750%, 07/01/2018	642	628
Par Pharmaceuticals
4.000%, 09/30/2019	374	364
0.000%, 09/30/2019 (E)	150	145
0.000%, 09/30/2019 (E)	130	126
Party City Holdings
4.000%, 07/27/2019	454	445
Schaeffler Finances, Term Loan E
4.250%, 05/15/2020	400	399
Silver II Acquisition, Term Loan
4.000%, 12/13/2019	597	553
Station Casinao’s, 1st Lien Term Loan
0.000%, 03/01/2020 (E)	60	59
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	713	705
Supervalu, Cov-Lite, 1st Lien Term Loan B
4.500%, 03/21/2019	223	219
Telesat Canada, Term Loan B
3.500%, 03/26/2019	489	481
Univision Communications
4.000%, 09/29/2014	1,716	1,675
Virgin Media, Term Loan B
3.500%, 02/15/2020	740	726
Wendy’s / Arby’s Group
3.250%, 05/15/2019	702	695
Windstream, Term Loan B4
3.500%, 01/10/2020	197	195

Total Loan Participations (Cost $19,440) ($ Thousands)		19,053

MUNICIPAL BONDS — 0.8%
Brazos, Higher Education Authority, Ser 2006-2, RB
0.243%, 12/26/2024 (A)	560	551
California State, GO
6.200%, 03/01/2019	1,775	2,039
City of New York, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	1,075
County of Clark, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	525	770
Houston, Ser A, GO
6.290%, 03/01/2032	1,820	2,305
Illinois State, GO
5.877%, 03/01/2019	2,245	2,479
5.100%, 06/01/2033	1,725	1,712
4.350%, 06/01/2018	1,000	1,044
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	500	745
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	640	928
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	680	722
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	579	838
Ohio State University, Ser A, RB
4.800%, 06/01/2111	192	206

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)
South Carolina, Student Loan, Ser A2, RB
0.356%, 12/01/2020 (A)	$721	$720
State of California, Build America Project, GO
7.600%, 11/01/2040	440	687

Total Municipal Bonds (Cost $14,557) ($ Thousands)		16,821

COLLATERALIZED DEBT OBLIGATIONS — 0.6%

Other Asset-Backed Securities — 0.6%
AMMC CLO XIV Ltd., Ser 2014-14A, Cl A1L
1.680%, 07/27/2026 (A) (B)	1,650	1,634
Ballyrock CLO, Ser 2014-1A, Cl A1
1.711%, 10/20/2026 (A) (B)	450	449
Cent CLO 18 Ltd., Ser 2013-18A, Cl A
1.353%, 07/23/2025 (A) (B)	1,600	1,557
Eaton Vance CLO, Ser 2014-1A, Cl A
1.685%, 07/15/2026 (A) (B)	550	546
Flatiron CLO, Ser 2014-1A, Cl A1
1.607%, 07/17/2026 (A) (B)	1,600	1,581
ING Investment Management CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A) (B)	1,780	1,765
Latitude CLO II, Ser 2006-2A, Cl A2
0.571%, 12/15/2018 (A) (B)	597	593
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.652%, 11/20/2023 (A) (B)	1,750	1,740
Voya CLO, Ser 2014-2A, Cl A1
1.673%, 07/17/2026 (A) (B)	1,730	1,714

		11,579

Total Collateralized Debt Obligations (Cost $11,659) ($ Thousands)		11,579

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.875% (A)	24,750	658

Total Preferred Stock (Cost $647) ($ Thousands)		658

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bills
0.038%, 03/19/2015 (F)	401	401
U.S. Treasury Bonds (F)
4.500%, 08/15/2039	742	989
3.750%, 11/15/2043 (C)	10,228	12,295
3.625%, 08/15/2043	3,167	3,724
3.625%, 02/15/2044	8,209	9,660
3.375%, 05/15/2044	542	610
3.125%, 02/15/2042	5,520	5,942
3.125%, 02/15/2043	1,524	1,636
3.125%, 08/15/2044 (C)	25,476	27,427
3.000%, 11/15/2044	5,094	5,354
2.875%, 05/15/2043	24,495	25,054
2.750%, 08/15/2042	8,600	8,597
2.750%, 11/15/2042	8,684	8,675
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	4,056	4,762
2.125%, 02/15/2040	934	1,210
1.375%, 02/15/2044	13,667	15,468
0.750%, 02/15/2042	1,324	1,287
0.625%, 01/15/2024	2,910	2,923
0.500%, 04/15/2015	1,052	1,038

Description	Face Amount ($Thousands) /Shares	Market Value ($ Thousands)
0.375%, 07/15/2023	$7,530	$7,444
0.125%, 04/15/2016	6,669	6,649
0.125%, 04/15/2017	3,126	3,128
0.125%, 07/15/2024	6,676	6,429
U.S. Treasury Notes
4.250%, 11/15/2017 to 11/15/2017	11,075	11,686
3.125%, 04/30/2017	4,295	4,524
3.125%, 05/15/2019	3,855	4,110
2.500%, 05/15/2024	3,695	3,806
2.375%, 08/15/2024 (C)	12,305	12,525
2.250%, 11/30/2017 to 11/30/2017	6,025	6,208
2.250%, 07/31/2021	759	774
2.250%, 11/15/2024	42,294	42,578
2.125%, 01/31/2021	3,865	3,923
2.125%, 06/30/2021	585	592
2.000%, 10/31/2021	2,219	2,225
1.875%, 11/30/2021	2,056	2,044
1.750%, 09/30/2019	10,263	10,323
1.625%, 03/31/2019	5,613	5,638
1.625%, 04/30/2019	695	697
1.625%, 06/30/2019	4,562	4,573
1.625%, 07/31/2019	1,091	1,093
1.625%, 08/31/2019	6,760	6,767
1.625%, 12/31/2019	12,648	12,629
1.500%, 07/31/2016 to 07/31/2016	17,895	17,906
1.500%, 01/31/2019	3,722	3,724
1.500%, 05/31/2019	5,256	5,243
1.500%, 10/31/2019	11,527	11,457
1.500%, 11/30/2019 (C)	4,533	4,504
1.375%, 02/28/2019	17,290	17,197
1.000%, 12/15/2017	3,080	3,073
0.875%, 09/15/2016	9,025	9,072
0.875%, 05/15/2017	14,257	14,265
0.875%, 07/15/2017	2,680	2,677
0.875%, 08/15/2017	22,892	22,837
0.875%, 10/15/2017	17,989	17,920
0.750%, 02/28/2018	9,425	9,295
0.625%, 12/31/2016	6,145	6,137
0.625%, 08/31/2017	15,390	15,243
0.625%, 09/30/2017	13,628	13,482
0.500%, 08/31/2016	30,480	30,468
0.500%, 09/30/2016	26,840	26,809
0.375%, 10/31/2016	3,729	3,714
U.S. Treasury STRIPS (F)
4.265%, 11/15/2043	13,300	5,850
4.070%, 05/15/2043	2,010	894
2.799%, 11/15/2027	5,175	3,732

Total U.S. Treasury Obligations (Cost $530,478) ($ Thousands)		542,916

AFFILIATED PARTNERSHIP — 2.2%
SEI Liquidity Fund, L.P.
0.100% **† (G)	45,847,309	45,847

Total Affiliated Partnership (Cost $45,847) ($ Thousands)		45,847

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **†	110,143,416	110,143

Total Cash Equivalent (Cost $110,143) ($ Thousands)		110,143

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

Description	Contracts/ Notional Amount	Market Value ($ Thousands)
COMMERCIAL PAPER (F) — 0.3%
National Rural Utilities
0.150%, 01/27/2015	6,380	$6,379

Total Commercial Paper (Cost $6,379) ($ Thousands)		$6,379

Total Investments — 111.8% (Cost $2,271,069) ($ Thousands) ‡‡		$2,323,076

PURCHASED OPTIONS*†† — 0.0%
February 2015, U.S. Long Treasury Bond Call, Expires: 01/17/2015, Strike Price: $147.00	72	25
February 2015, U.S. Long Treasury Bond Put, Expires: 01/17/2015, Strike Price: $144.00	26	23
February 2015, U.S. Long Treasury Bond Put, Expires: 01/17/2015, Strike Price: $142.00	72	21

Total Purchased Options (Cost $147) ($ Thousands)		69

PURCHASED SWAPTIONS*†† — 0.0%
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%	4,800,000	100
April 2018, 3-Month LIBOR Put, Expires: 04/09/2018, Strike Rate: 4.500%	5,810,000	124
January 2019, 5 year/30 year Put, Expires: 01/14/2019, Strike Rate: 5.000%	3,685,000	67
March 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%	4,800,000	100

Total Purchased Swaptions (Cost $1,303) ($ Thousands)		391

WRITTEN OPTIONS*†† — 0.0%
February 2015, U.S. 10-Year Treasury Note Call, Expires: 01/17/2015, Strike Price: $129.00	(142)	(13)
February 2015, U.S. 10-Year Treasury Note Call, Expires: 01/17/2015, Strike Price: $129.50	(97)	(6)
February 2015, U.S. 10-Year Treasury Note Put, Expires: 01/17/2015 Strike Price: $125.50	(51)	(9)
February 2015, U.S. 10-Year Treasury Note Put, Expires: 01/17/2015, Strike Price: $123.50	(48)	(2)
February 2015, U.S. 10-Year Treasury Note Put, Expires: 01/17/2015, Strike Price: $124.00	(48)	(2)
February 2015, U.S. Long Treasury Bond Call, Expires: 01/17/2015, Strike Price: $150.00	(144)	(9)
February 2015, U.S. Long Treasury Bond Put, Expires: 01/17/2015, Strike Price: $139.00	(70)	(4)

Description	Contracts/ Notional Amount	Market Value ($ Thousands)
January 2015 Eurodollar 2 Year Midcurve Put, Expires 01/17/2015, Strike Price: $98.00	(51)	$(12)
June 2015, Eurodollar Futures Call, Expires: 06/20/2015, Strike Price: $99.50	(64)	(20)
June 2015, Eurodollar Futures Put, Expires 06/20/2015, Strike Price: $99.50	(64)	(9)
March 2015, U.S. 10-Year Treasury Note Call, Expires: 02/21/2015, Strike Price: $129.00	(37)	(11)
March 2015, U.S. 10-Year Treasury Note Put, Expires: 02/21/2015, Strike Price: $130.00	(72)	(12)
November 2020, U.S. CPI Consumers NSA Call, Expires: 11/21/2020, Strike Inflation: 0.00%,	(3,990,000)	(2)

Total Written Options (Premiums Received $286) ($ Thousands)		(111)

WRITTEN SWAPTION*†† — 0.0%
January 2019, 5 Year/30 Year Put, Expires: 01/19/2019, Strike Rate: 5.000%	(13,905,000)	(101)

Total Written Swaption (Premiums Received $(360)) ($ Thousands)		(101)

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	132	Dec-2015	$(79)
90-Day Euro$	30	Dec-2016	(4)
90-Day Euro$	(30)	Dec-2017	(37)
90-Day Euro$	107	Jun-2016	36
90-Day Euro$	(247)	Jun-2018	(482)
Euro-Bobl	(102)	Mar-2015	(110)
Euro-Bund	(55)	Mar-2015	(38)
U.S. 10-Year Treasury Note	26	Mar-2015	(7)
U.S. 2-Year Treasury Note	(517)	Mar-2015	127
U.S. 5-Year Treasury Note	(2)	Dec-2014	1
U.S. 5-Year Treasury Note	778	Mar-2015	7
U.S. Long Treasury Bond	(432)	Mar-2015	(1,728)
U.S. Ultra Long Treasury Bond	169	Mar-2015	1,133

			$(1,181)

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Settlement	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/13/15	EUR	8,226	USD	10,293	$336
2/13/15	JPY	519,835	USD	4,578	240
2/13/15	USD	6,142	EUR	4,923	(184)

					$392

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2/13/15	(6,142)	5,959	$(183)
Barclays PLC	2/13/15	(2,865)	3,036	171
Brown Brothers Harriman	2/13/15	(44)	45	1
Citigroup	2/13/15	(8,996)	9,321	325
JPMorgan Chase Bank	2/13/15	(1,038)	1,074	36
UBS	2/13/15	(1,352)	1,394	42

				$392

For the period ended December 31, 2014, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding OTC swap agreements held by the Fund at December 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	Metlife Inc.	SELL	1.00%	06/20/21	(1,590)	$(7)
Deutsche Bank	08CAD7AD0	SELL	1.00	03/20/24	(1,490)	29

						$22

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/27	$1,620	$(100)
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/27	1,620	(86)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	3,245	(47)
Barclays Bank PLC	3.49%	3 Month USD - LIBOR	03/15/46	3,370	(463)
Barclays Bank PLC	3-Month USD - LIBOR	3.15%	03/15/26	7,520	365
Goldman Sachs	3.13%	3 Month USD - LIBOR	04/09/46	3,550	(212)
Goldman Sachs	2.80%	3 Month USD - LIBOR	04/09/26	7,870	133

					$(410)

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

A list of outstanding centrally cleared swap agreements held by the Fund at December 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional A mount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.22 06/19	SELL	5.00%	06/20/19	(10)	$—

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	0.04%	3 Month USD - LIBOR	11/15/43	$2,275	$(467)

For the period ended December 31, 2014, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,077,769 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	For the period ended December 31, 2014, the total amount of open purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.
(1)	In U.S. Dollars unless otherwise stated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $44,369 ($ Thousands).

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2014. The coupon on a step bond changes on a specified date.

(E)	Unsettled bank loan. Interest rate not available.

(F)	The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $45,847 ($ Thousands).

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXP — Mexican Peso

NCUA — National Credit Union Administration

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

ULC — Unlimited Liability Company

TBA — To Be Announced

USD — United States Dollar

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

‡‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $2,271,069 ($ Thousands), and the unrealized appreciation and depreciation were $95,464 ($ Thousands) and $(43,457) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$705,246	$—	$705,246
Corporate Obligations	—	564,551	—	564,551
Asset-Backed Securities	—	209,545	—	209,545
U.S. Government Agency Obligations	—	58,429	—	58,429
Sovereign Debt	—	31,909	—	31,909
Loan Participations	—	19,053	—	19,053
Municipal Bonds	—	16,821	—	16,821
Collateralized Debt Obligations	—	11,579	—	11,579
Preferred Stock	658	—	—	658
U.S. Treasury Obligations	—	542,916	—	542,916
Cash Equivalent	110,143	—	—	110,143
Affiliated Partnership	—	45,847	—	45,847
Commercial Paper	—	6,379	—	6,379

Total Investments in Securities	$110,801	$2,212,275	$—	$2,323,076

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$69	$—	$69
Purchased Swaptions	—	391	—	391
Written Options	—	(111)	—	(111)
Written Swaptions	—	(101)	—	(101)
Futures Contracts *
Unrealized Appreciation	1,304	—	—	1,304
Unrealized Depreciation	(2,485)	—	—	(2,485)
Forwards*
Unrealized Appreciation	—	576	—	576
Unrealized Depreciation	—	(184)	—	(184)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	29	—	29
Unrealized Depreciation	—	(7)	—	(7)
Interest Rate Swaps
Unrealized Appreciation	—	498	—	498
Unrealized Depreciation	—	(908)	—	(908)
Centrally Cleared Swaps*
Credit Default Swaps
Unrealized Appreciation	—	—	—	—
Unrealized Depreciation	—	—	—	—
Interest Rate Swaps
Unrealized Appreciation	—	—	—	—
Unrealized Depreciation	—	(467)	—	(467)

Total Other Financial Instruments	$(1,181)	$(215)	$—	$(1,396)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

27	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2014

SECTION IS TO BE UPDATED

As of June 30, 2014, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $3.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$10,574		—	$674	$11,248
Maximum potential amount of future payments	$3,080,000		—	$9,000	$3,089,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underly or a netting, arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative but arrangements those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral cover agreements multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

Note: There are collateral arrangements in place that cover multiple derivative arrangements but those amounts have not been included, as potential recoveries are not specific to selling credit protection on certain derivatives.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points)[1]	—	—	—	—	—	—
0 - 200	—	—	$9,900	$3,080,000	—	$3,089,900
Greater than 200	—	—	—	—	—	—

Total	—	—	$9,900	$3,080,000	—	$3,089,900

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 33.6%

Agency Mortgage-Backed Obligations — 27.4%
FHLMC
11.000%, 02/17/2021	$61	$69
10.000%, 03/17/2026 to 10/01/2030	516	577
7.500%, 01/01/2032 to 09/01/2038	626	749
6.500%, 10/01/2031 to 09/01/2038	928	1,047
6.000%, 08/01/2015 to 09/01/2038	1,107	1,225
5.500%, 06/01/2020 to 01/01/2039	4,385	4,822
5.000%, 03/01/2034 to 08/01/2039	3,395	3,793
4.500%, 04/01/2035 to 03/01/2044	5,523	6,092
4.000%, 10/01/2029 to 08/01/2043	6,801	7,327
3.500%, 12/01/2029 to 09/01/2043	6,446	6,732
2.850%, 01/15/2045	500	512
2.833%, 01/13/2045	402	414
2.800%, 02/16/2045	373	386
2.750%, 02/16/2045	385	397
2.700%, 02/16/2045	373	384
0.060%, 01/07/2015	2,020	2,020
FHLMC ARM (A)
6.493%, 10/01/2037	175	184
5.046%, 01/01/2035	67	70
3.434%, 07/01/2036	72	75
3.033%, 03/01/2036	633	684
3.012%, 11/01/2043	263	269
2.973%, 10/01/2043	329	337
2.949%, 11/01/2043	405	414
2.944%, 01/01/2044	205	209
2.910%, 11/01/2044	214	221
2.906%, 11/01/2044	492	508
2.900%, 11/01/2044	426	440
2.880%, 12/01/2044	391	403
2.873%, 11/01/2044	245	253
2.850%, 09/01/2044 to 10/01/2044	8	8
2.811%, 09/01/2044	1	1
2.790%, 03/01/2037	207	223
2.761%, 11/01/2044	567	587
2.683%, 11/01/2042	230	237
2.681%, 04/01/2037	92	99
2.680%, 05/01/2037	468	508
2.633%, 05/01/2037	312	335
2.610%, 11/01/2036	40	43
2.575%, 12/01/2042	118	119
2.550%, 02/01/2036	231	247
2.535%, 04/01/2037	8	8
2.488%, 05/01/2038	171	184
2.480%, 10/01/2037	45	48
2.375%, 11/01/2036	47	50
2.320%, 02/01/2037	53	56
2.271%, 06/01/2037	89	95
1.936%, 05/01/2037	259	272
1.925%, 04/01/2037	45	48
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	563	612

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	$235	$264
FHLMC CMO, Ser 2002-48, Cl 1A
5.673%, 07/25/2033 (A)	6	7
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	63	75
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	87	105
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	90	107
FHLMC CMO, Ser 2005-2945, Cl SA
12.005%, 03/15/2020 (A)	29	33
FHLMC CMO, Ser 2005-2967, Cl EA, PO
0.000%, 04/15/2020	80	78
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	144	159
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	107	98
FHLMC CMO, Ser 2006-3117, Cl OG, PO
0.000%, 02/15/2036	109	103
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	73	68
FHLMC CMO, Ser 2006-3200, Cl PO, PO
0.000%, 08/15/2036	99	93
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	225	256
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	19	18
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	245	275
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.839%, 11/15/2037 (A)	77	11
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.889%, 05/15/2038 (A)	72	9
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	66	72
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	109	103
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	3	3
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	177	167
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	121	114

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	$59	$56
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,283	1,363
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	452	530
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	244	32
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	253	15
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	368	29
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	108	1
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	360	37
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	178	15
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	500	519
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	297	27
FHLMC CMO, Ser 2011-3804, Cl FN
0.611%, 03/15/2039 (A)	411	413
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	667	746
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	141	146
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	247	269
FHLMC CMO, Ser 2011-3925, Cl FL
0.611%, 01/15/2041 (A)	684	691
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.789%, 10/15/2041 (A)	894	166
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	689	726
FHLMC CMO, Ser 2012-279, Cl F6
0.611%, 09/15/2042 (A)	429	433
FHLMC CMO, Ser 2012-281, Cl F1
0.661%, 10/15/2042 (A)	435	435
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	1,450	208
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	1,511	191

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	$899	$896
FHLMC CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	568	445
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.089%, 09/15/2042 (A)	593	113
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	105	96
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	205	184
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	895	936
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	104	92
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	1,104	133
FHLMC CMO, Ser 2014-336, Cl 300
3.000%, 08/15/2044	1,598	1,608
FHLMC CMO, Ser 2014-4332, Cl GL
4.000%, 05/15/2039	824	881
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.839%, 05/15/2044 (A)	97	23
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	100	110
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	178	198
FHLMC CMO, Ser 239, Cl S30, IO
7.539%, 08/15/2036 (A)	178	33
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	199	221
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	153	171
FHLMC CMO, Ser 2631, Cl SA
14.555%, 06/15/2033 (A)	66	82
FHLMC CMO, Ser 2725, Cl SC
8.840%, 11/15/2033 (A)	33	37
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	28	28
FHLMC CMO, Ser 3001, Cl HP
21.357%, 05/15/2035 (A)	72	109
FHLMC CMO, Ser 3006, Cl QS
19.738%, 07/15/2035 (A)	154	203
FHLMC CMO, Ser 3012, Cl GK
24.026%, 06/15/2035 (A)	105	150
FHLMC CMO, Ser 3217, Cl CX, IO
6.429%, 09/15/2036 (A)	220	33
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036	140	132
FHLMC CMO, Ser 3262, Cl SG, IO
6.239%, 01/15/2037 (A)	170	22

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037	$36	$34
FHLMC CMO, Ser 3383, Cl SA, IO
6.289%, 11/15/2037 (A)	240	34
FHLMC CMO, Ser 3422, Cl SE
17.048%, 02/15/2038 (A)	23	29
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	18	—
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036	38	36
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034	53	49
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	262	263
FHLMC CMO, Ser 3632, Cl BS
16.964%, 02/15/2040 (A)	100	131
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	383	31
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	627	729
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	158	181
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	103	118
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	333	406
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	427	494
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	489	580
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	166	207
FHLMC CMO, Ser T-76, Cl 2A
1.299%, 10/25/2037 (A)	234	224
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-KF05, Cl A
0.506%, 09/25/2021 (A)	1,330	1,330
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-KSMC, Cl A2
2.615%, 01/25/2023	500	500
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	218	240
FNMA
7.500%, 10/01/2037 to 04/01/2039	402	473
7.000%, 04/01/2032 to 01/01/2039	262	306
6.500%, 05/01/2027 to 10/01/2038	1,107	1,274
6.000%, 10/01/2019 to 10/01/2040	3,985	4,507
5.500%, 02/01/2021 to 08/01/2041	3,054	3,442
5.000%, 01/01/2020 to 08/01/2041	5,347	5,965
4.772%, 02/01/2020	708	788
4.640%, 01/01/2021	478	537

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.540%, 01/01/2020	$467	$515
4.514%, 12/01/2019	451	500
4.500%, 08/01/2021 to 11/01/2044	8,537	9,348
4.410%, 05/01/2021	372	417
4.390%, 05/01/2021	247	275
4.380%, 01/01/2021 to 04/01/2021	1,441	1,601
4.369%, 02/01/2020	470	518
4.360%, 05/01/2021	993	1,106
4.300%, 04/01/2021 to 07/01/2021	1,011	1,125
4.297%, 01/01/2021	268	297
4.271%, 06/01/2021	422	464
4.250%, 04/01/2021 to 04/01/2021	750	834
4.240%, 06/01/2021	981	1,087
4.230%, 03/01/2020	390	425
4.130%, 08/01/2021	953	1,053
4.066%, 07/01/2020	386	422
4.060%, 07/01/2021	1,000	1,099
4.000%, 03/01/2025 to 08/01/2043	15,457	16,687
3.840%, 08/01/2021	930	1,011
3.670%, 07/01/2023	1,000	1,079
3.615%, 12/01/2020	1,132	1,223
3.590%, 12/01/2020	467	501
3.505%, 09/01/2020	930	994
3.500%, 12/01/2029 to 06/01/2044	18,347	19,239
3.430%, 10/01/2020	940	999
3.290%, 10/01/2020 to 08/01/2026	1,343	1,404
3.235%, 10/01/2026	499	515
3.230%, 11/01/2020	338	356
3.000%, 06/01/2032 to 01/25/2045	4,645	4,740
2.810%, 06/01/2023	1,000	1,020
2.770%, 05/01/2022	1,000	1,021
2.750%, 02/16/2045	372	383
2.747%, 08/01/2022	1,033	1,043
2.733%, 01/13/2045	402	414
2.730%, 02/16/2045 to 02/16/2045	560	578
2.703%, 04/01/2023	487	495
2.680%, 07/01/2022	1,952	1,982
2.510%, 06/01/2023	486	487
2.500%, 11/01/2026 to 10/01/2042	348	340
2.480%, 06/01/2019	985	1,006
2.460%, 04/01/2023	909	912
2.420%, 06/01/2023	487	484
FNMA - ACES, Ser 2014-M12, Cl FA
0.453%, 10/25/2021 (A)	1,042	1,043
FNMA - ACES, Ser 2014-M5, Cl FA
0.520%, 01/25/2017 (A)	124	124
FNMA - ACES, Ser 2014-M6, Cl FA
0.458%, 12/25/2017 (A)	109	109
FNMA - ACES, Ser 2014-M8, Cl FA
0.417%, 05/25/2018 (A)	813	813
FNMA - ACES, Ser 2014-M8, Cl X2, IO

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.548%, 06/25/2024 (A)	$8,952	$283
FNMA ARM (A)
6.254%, 08/01/2036	39	42
3.228%, 04/01/2044	1,249	1,301
3.152%, 07/01/2044	47	48
2.984%, 01/01/2044	184	189
2.945%, 04/01/2042	213	220
2.934%, 03/01/2036	168	180
2.815%, 11/01/2044	1,074	1,108
2.799%, 12/01/2044	469	484
2.760%, 12/01/2044	375	386
2.700%, 01/01/2045	385	396
2.667%, 11/01/2036	143	153
2.557%, 05/01/2043	155	156
2.553%, 12/01/2036	436	466
2.498%, 09/01/2037	4	4
2.461%, 11/01/2036	128	137
2.445%, 09/01/2036	51	55
2.411%, 12/01/2036	118	127
2.346%, 04/01/2037	87	93
2.336%, 04/01/2036	99	106
2.333%, 07/01/2037	253	271
2.262%, 11/01/2037	255	272
2.246%, 07/01/2037	127	136
1.979%, 11/01/2037	131	138
1.935%, 09/01/2037	72	77
1.712%, 07/01/2037	294	307
0.617%, 11/01/2023	980	988
0.517%, 01/01/2023	192	194
0.507%, 01/01/2023	480	479
0.497%, 01/01/2023	500	500
FNMA CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	80	76
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	100	111
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	60	57
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	140	163
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	65	76
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	245	279
FNMA CMO, Ser 2003-131, Cl SK
15.861%, 01/25/2034 (A)	77	98
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	896	980
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	33	31
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	84	80
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	10	10
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	14	14
FNMA CMO, Ser 2004-89, Cl SM
17.409%, 09/25/2024 (A)	276	355

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2005-106, Cl US
23.945%, 11/25/2035 (A)	$407	$588
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	501	543
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	555	615
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	339	48
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	72	79
FNMA CMO, Ser 2005-72, Cl SB
16.451%, 08/25/2035 (A)	68	89
FNMA CMO, Ser 2005-90, Cl ES
16.451%, 10/25/2035 (A)	96	120
FNMA CMO, Ser 2006-117, Cl GS, IO
6.481%, 12/25/2036 (A)	69	11
FNMA CMO, Ser 2006-118, Cl A2
0.215%, 12/25/2036 (A)	130	129
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	71	67
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	67	64
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033	27	26
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	55	53
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	339	379
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	62	69
FNMA CMO, Ser 2007-100, Cl SM, IO
6.281%, 10/25/2037 (A)	184	25
FNMA CMO, Ser 2007-101, Cl A2
0.420%, 06/27/2036 (A)	93	91
FNMA CMO, Ser 2007-112, Cl SA, IO
6.281%, 12/25/2037 (A)	219	37
FNMA CMO, Ser 2007-114, Cl A6
0.370%, 10/27/2037 (A)	350	345
FNMA CMO, Ser 2007-116, Cl HI, IO
1.481%, 01/25/2038 (A)	198	14
FNMA CMO, Ser 2007-29, Cl SG
22.101%, 04/25/2037 (A)	32	43
FNMA CMO, Ser 2007-65, Cl KI, IO
6.451%, 07/25/2037 (A)	125	19
FNMA CMO, Ser 2007-72, Cl EK, IO
6.231%, 07/25/2037 (A)	166	20
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	744	774

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2007-85, Cl SG
15.826%, 09/25/2037 (A)	$35	$43
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	207	2
FNMA CMO, Ser 2008-4, Cl SD, IO
5.831%, 02/25/2038 (A)	441	53
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	273
FNMA CMO, Ser 2009-103, Cl MB
2.324%, 12/25/2039 (A)	196	201
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	274	301
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	158	23
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	148	141
FNMA CMO, Ser 2009-84, Cl WS, IO
5.731%, 10/25/2039 (A)	84	10
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	1,135	1,079
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	63	9
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	136	125
FNMA CMO, Ser 2009-99, Cl SC, IO
6.011%, 12/25/2039 (A)	109	13
FNMA CMO, Ser 2009-99, Cl WA
6.299%, 12/25/2039 (A)	257	290
FNMA CMO, Ser 2010-1, Cl WA
6.188%, 02/25/2040 (A)	97	105
FNMA CMO, Ser 2010-16, Cl WA
6.438%, 03/25/2040 (A)	120	134
FNMA CMO, Ser 2010-23, Cl KS, IO
6.931%, 02/25/2040 (A)	201	28
FNMA CMO, Ser 2010-35, Cl SB, IO
6.251%, 04/25/2040 (A)	127	20
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	61	56
FNMA CMO, Ser 2010-68, Cl SA, IO
4.831%, 07/25/2040 (A)	839	83
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	532	612
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	816	872
FNMA CMO, Ser 2011-87, Cl SG, IO
6.381%, 04/25/2040 (A)	618	114

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2011-90, Cl AS, IO
6.231%, 09/25/2041 (A)	$495	$100
FNMA CMO, Ser 2011-M3, Cl A1
2.072%, 07/25/2021	927	940
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	845	911
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	1,014	116
FNMA CMO, Ser 2012-108, Cl F
0.670%, 10/25/2042 (A)	430	433
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	1,346	1,363
FNMA CMO, Ser 2012-112, Cl FD
0.670%, 10/25/2042 (A)	440	444
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	1,094	174
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	1,026	1,037
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	190	192
FNMA CMO, Ser 2012-14, Cl FG
0.570%, 07/25/2040 (A)	699	703
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	227	226
FNMA CMO, Ser 2012-M15, Cl A
2.744%, 10/25/2022 (A)	917	927
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	373	294
FNMA CMO, Ser 2013-126, Cl CS, IO
5.981%, 09/25/2041 (A)	954	140
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043	372	300
FNMA CMO, Ser 2013-133, Cl AB
4.000%, 06/25/2039	347	371
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/2043	882	906
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	1,055	136
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	23	25
FNMA CMO, Ser 2014-47, Cl AI, IO
1.847%, 08/25/2044 (A)	1,591	110
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.370%, 07/25/2024 (A)(B)	234	231
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	422	492

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	$239	$276
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	285	330
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	324	371
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	271	309
FNMA TBA
5.000%, 01/01/2038	3,000	3,314
4.500%, 01/01/2038 to 01/25/2045	17,030	18,485
4.000%, 11/15/2034 to 01/25/2045	12,200	13,014
3.500%, 01/25/2030 to
01/25/2045	10,850	11,331
3.000%, 01/16/2026 to 01/25/2045	16,675	17,193
2.500%, 01/01/2026 to 01/25/2030	1,925	1,960
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.931%, 06/25/2042 (A)	367	73
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.560%, 12/25/2042 (A)	209	241
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	171	185
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	83	90
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	186	216
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	350	408
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	360	414
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.390%, 03/25/2045 (A)	389	390
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	216	251
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.390%, 02/25/2036 (A)	168	168
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.430%, 11/25/2046 (A)	226	227
FREMF Mortgage Trust, Ser 2014-K36, Cl C
4.502%, 12/25/2046 (A)(B)	120	119
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.079%, 10/25/2047 (A)(B)	100	96
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.856%, 01/25/2047 (A)(B)	60	59

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA
7.500%, 10/15/2037	$97	$109
7.000%, 09/15/2031	62	73
6.500%, 12/15/2035	596	700
6.000%, 09/20/2038	168	190
1.625%, 02/20/2034 (A)	428	446
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	494	554
GNMA CMO, Ser 2003-97, Cl SA, IO
6.389%, 11/16/2033 (A)	333	68
GNMA CMO, Ser 2004-11, Cl SX
17.021%, 02/20/2034 (A)	37	52
GNMA CMO, Ser 2004-28, Cl SV
8.845%, 04/20/2034 (A)	117	126
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	75	82
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	7	7
GNMA CMO, Ser 2004-87, Cl SB
7.495%, 03/17/2033 (A)	93	99
GNMA CMO, Ser 2005-28, Cl YO, PO
0.000%, 02/17/2033	182	177
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	464
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	32	30
GNMA CMO, Ser 2006-38, Cl SG, IO
6.495%, 09/20/2033 (A)	45	1
GNMA CMO, Ser 2007-26, Cl SW, IO
6.045%, 05/20/2037 (A)	288	39
GNMA CMO, Ser 2007-27, Cl SD, IO
6.045%, 05/20/2037 (A)	195	27
GNMA CMO, Ser 2007-72, Cl US, IO
6.385%, 11/20/2037 (A)	109	16
GNMA CMO, Ser 2007-78, Cl SA, IO
6.369%, 12/16/2037 (A)	1,296	180
GNMA CMO, Ser 2007-82, Cl SA, IO
6.375%, 12/20/2037 (A)	154	23
GNMA CMO, Ser 2007-9, Cl CI, IO
6.045%, 03/20/2037 (A)	273	38
GNMA CMO, Ser 2008-1, Cl PO, PO
0.000%, 01/20/2038	58	54
GNMA CMO, Ser 2008-10, Cl S, IO
5.675%, 02/20/2038 (A)	241	31
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	41	40

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2008-33, Cl XS, IO
7.539%, 04/16/2038 (A)	$116	$25
GNMA CMO, Ser 2008-55, Cl SA, IO
6.045%, 06/20/2038 (A)	250	31
GNMA CMO, Ser 2009-106, Cl AS, IO
6.239%, 11/16/2039 (A)	321	46
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	149	29
GNMA CMO, Ser 2009-24, Cl DS, IO
6.145%, 03/20/2039 (A)	248	18
GNMA CMO, Ser 2009-25, Cl SE, IO
7.445%, 09/20/2038 (A)	178	31
GNMA CMO, Ser 2009-43, Cl SA, IO
5.795%, 06/20/2039 (A)	188	22
GNMA CMO, Ser 2009-6, Cl SH, IO
5.885%, 02/20/2039 (A)	161	19
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	80	9
GNMA CMO, Ser 2009-65, Cl TS, IO
6.245%, 12/20/2038 (A)	320	30
GNMA CMO, Ser 2009-66, Cl XS, IO
6.639%, 07/16/2039 (A)	1,948	272
GNMA CMO, Ser 2009-67, Cl SA, IO
5.889%, 08/16/2039 (A)	121	15
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	595
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	225	214
GNMA CMO, Ser 2009-83, Cl TS, IO
5.945%, 08/20/2039 (A)	233	28
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	114	107
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	344	293
GNMA CMO, Ser 2010-4, Cl NS, IO
6.229%, 01/16/2040 (A)	2,802	455
GNMA CMO, Ser 2010-47, Cl PX, IO
6.545%, 06/20/2037 (A)	399	69
GNMA CMO, Ser 2010-H11, Cl FA
1.156%, 06/20/2060 (A)	652	664
GNMA CMO, Ser 2011-142, Cl IO, IO
0.935%, 09/16/2046 (A)	6,350	309
GNMA CMO, Ser 2011-H08, Cl FD
0.656%, 02/20/2061 (A)	494	493

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2012-100, Cl IO, IO
0.828%, 08/16/2052 (A)	$607	$38
GNMA CMO, Ser 2012-112, Cl IO, IO
0.826%, 02/16/2053 (A)	4,561	280
GNMA CMO, Ser 2012-125, Cl IO, IO
0.861%, 02/16/2053 (A)	2,208	152
GNMA CMO, Ser 2012-H25, Cl FA
0.856%, 12/20/2061 (A)	928	936
GNMA CMO, Ser 2013-147, Cl QS, IO
6.585%, 12/20/2039 (A)	859	155
GNMA CMO, Ser 2013-178, Cl A
2.250%, 03/16/2035	461	466
GNMA CMO, Ser 2013-178, Cl IO, IO
0.934%, 06/16/2055 (A)	1,159	68
GNMA CMO, Ser 2013-193, Cl AB
2.000%, 12/16/2049	312	310
GNMA CMO, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	5,369	341
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	909	165
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	498	493
GNMA CMO, Ser 2013-H21, Cl FB
0.852%, 09/20/2063 (A)	969	975
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.435%, 08/20/2044 (A)	382	59
GNMA CMO, Ser 2014-5, Cl SP, IO
5.989%, 06/16/2043 (A)	1,233	206
GNMA CMO, Ser 2014-H10, Cl TA
0.756%, 04/20/2064 (A)	967	968
GNMA TBA
4.000%, 01/01/2040 to 01/20/2045	8,355	8,956
3.500%, 01/15/2041 to 02/15/2045	15,400	16,161
3.000%, 01/15/2043 to 01/20/2045	3,905	3,993
GNMA, Ser 2012-114, Cl IO, IO
1.024%, 01/16/2053 (A)	1,265	105
GNMA, Ser 2012-27, Cl IO, IO
1.249%, 04/16/2053 (A)	1,980	128
GNMA, Ser 2012-44, Cl IO, IO
0.870%, 03/16/2049 (A)	2,590	130
GNMA, Ser 2013-145, Cl IO, IO
1.123%, 09/16/2044 (A)	1,744	127
GNMA, Ser 2013-163, Cl IO, IO
1.216%, 02/16/2046 (A)	1,750	137
GNMA, Ser 2013-96, Cl IO, IO
0.554%, 10/16/2054 (A)	4,451	191
GNMA, Ser 2014-47, Cl IA, IO
1.381%, 02/16/2048 (A)	1,908	150
GNMA, Ser 2014-50, Cl IO, IO

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.037%, 09/16/2055 (A)	$1,873	$137
GNMA, Ser 2014-89, Cl IO, IO
1.037%, 01/16/2057 (A)	3,105	290
GNMA, Ser 2014-92, Cl IX, IO
0.844%, 05/16/2054 (A)	9,490	559
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	300	308
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	370	379

		310,906

Non-Agency Mortgage-Backed Obligations — 6.2%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	278	279
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.358%, 02/02/2037 (A)(B)	7	7
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A)(B)	190	195
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.332%, 02/25/2045 (A)(B)	783	781
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.721%, 05/24/2036 (A)(B)	2	2
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.721%, 05/24/2036 (A)(B)	100	101
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.045%, 03/26/2037 (A)(B)	370	368
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034 (B)	94	99
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034 (B)	226	235
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018 (B)	53	54
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033 (B)	19	20
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019 (B)	31	32
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019 (B)	53	56
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	200	205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	$340	$356
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
2.801%, 12/20/2034 (A)(B)	26	26
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.325%, 07/20/2036 (A)(B)	90	90
Banc of America Funding Trust, Ser 2010-R11A, Cl 1A6
5.199%, 08/26/2035 (A)(B)	69	70
Banc of America Funding Trust, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	42	42
Banc of America Funding Trust, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)	167	165
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	261	262
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	304
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	86	87
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	174	177
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-A, Cl A4
5.362%, 07/10/2045 (A)	35	35
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	199	210
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.720%, 05/25/2018 (A)(B)	38	37
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.620%, 08/25/2018 (A)(B)	10	10
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034 (B)	45	46
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019 (B)	22	22
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019 (B)	26	27
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)	600	610
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (B)	150	147

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BCAP LLC Trust, Ser 2009- RR10, Cl 17A1
5.750%, 06/26/2037 (B)	$26	$26
BCAP LLC Trust, Ser 2009- RR13, Cl 17A2
5.500%, 04/26/2037 (A)(B)	49	51
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	183	189
BCAP LLC Trust, Ser 2010- RR12, Cl 2A5
4.500%, 01/26/2036 (A)(B)	103	103
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.433%, 04/26/2037 (A)(B)	164	167
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.834%, 04/26/2035 (A)(B)	19	18
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.071%, 07/26/2045 (A)(B)	170	170
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.816%, 02/26/2047 (A)(B)	17	17
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A)(B)	144	147
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.305%, 05/28/2036 (A)(B)	100	99
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.593%, 07/26/2036 (A)(B)	14	14
BCAP Trust, Ser 2011-RR10, Cl 2A1
0.940%, 09/26/2037 (A)(B)	297	273
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.342%, 05/26/2036 (A)(B)	268	254
BCAP Trust, Ser 2012-RR2, Cl 1A1
0.340%, 08/26/2036 (A)(B)	163	160
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.076%, 05/25/2034 (A)(B)	28	27
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.211%, 08/25/2035 (A)(B)	102	103
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.870%, 01/25/2035 (A)(B)	321	313
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.810%, 07/25/2034 (A)(B)	209	200
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
2.472%, 08/25/2034 (A)(B)	311	312
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.930%, 06/11/2041 (A)(B)	1,858	2
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.281%, 10/12/2042 (A)	$238	$242
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.602%, 03/11/2039 (A)	98	102
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	150	165
CAM Mortgage Trust, Ser 2014- 2, Cl A
2.600%, 05/15/2048 (B)	75	75
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.400%, 07/15/2044 (A)	100	103
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.526%, 01/15/2046 (A)	120	125
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(B)	359	401
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.464%, 02/25/2037 (A)(B)	66	66
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.511%, 02/25/2037 (A)(B)	37	37
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.594%, 07/25/2037 (A)(B)	80	80
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.506%, 07/25/2037 (A)(B)	85	86
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	120	120
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl XA, IO
2.375%, 09/10/2045 (A)(B)	1,107	111
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	96	104
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (B)	568	574
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl A3
3.753%, 03/10/2047	147	155
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	189	198
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	146
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035 (B)	72	75
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.730%, 11/25/2038 (A)(B)	137	137
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A)(B)	33	33
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.000%, 11/25/2036 (B)	$407	$414
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	194	199
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	107	104
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.086%, 01/15/2046 (A)(B)	12,158	7
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.549%, 12/11/2049 (A)(B)	10,168	69
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	125	134
COMM Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044 (A)	604	611
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	338	367
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
2.072%, 08/15/2045 (A)	744	74
COMM Mortgage Trust, Ser 2012-CR5, Cl A2
1.678%, 12/10/2045	980	979
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	82
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	116	125
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	70	75
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	159	167
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	30	33
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.255%, 10/10/2046 (A)	10	11
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
1.175%, 12/10/2023 (A)	4,058	235
COMM Mortgage Trust, Ser 2014-CR17, Cl A4
3.700%, 05/10/2047	94	98
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	165	171
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.464%, 07/15/2047 (A)	2,343	187
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	847	894
COMM Mortgage Trust, Ser 2014-CR20, Cl ASB

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.305%, 11/10/2047	$64	$66
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.953%, 08/13/2027 (A)(B)	100	100
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.261%, 06/15/2034 (A)(B)	320	320
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.004%, 02/13/2032 (A)(B)	125	125
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	750	781
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/2047	291	308
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	107
Commercial Mortgage Pass- Through Certificates, Ser 2014-KYO, Cl A
1.059%, 06/11/2027 (A)(B)	423	422
Commercial Mortgage Pass- Through Certificates, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	296	309
Commercial Mortgage Pass- Through Certificates, Ser 2014-LC15, Cl XA, IO
1.587%, 04/10/2047 (A)	2,599	217
Commercial Mortgage Pass- Through Certificates, Ser 2014-SAVA, Cl A
1.311%, 06/15/2034 (A)(B)	490	490
Commercial Mortgage Pass- Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.600%, 03/10/2047 (A)	2,268	202
Commercial Mortgage Pass- Through Certificates, Ser UBS6, Cl AM
4.048%, 12/10/2047 (A)	331	344
Commercial Mortgage Pass- Through Certificates, Ser UBS6, Cl ASB
3.387%, 12/10/2047	342	353
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	173	175
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033 (B)	132	138
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034 (B)	206	216
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.554%, 08/25/2018 (A)(B)	10	11
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019 (B)	39	41

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033 (B)	$163	$167
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033 (B)	88	93
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018 (B)	85	89
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.551%, 10/25/2033 (A)(B)	730	709
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	131	132
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.858%, 03/15/2039 (A)	207	214
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A)(B)	115	116
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.658%, 07/28/2036 (A)(B)	76	77
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.156%, 03/27/2046 (A)(B)	110	111
CSMC, Ser 2009-2R, Cl 1A14
2.618%, 09/26/2034 (A)(B)	503	511
CSMC, Ser 2009-2R, Cl 1A16
2.618%, 09/26/2034 (A)(B)	1,000	980
CSMC, Ser 2010-16, Cl A3
3.765%, 06/25/2050 (A)(B)	100	101
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (A)(B)	770	775
CSMC, Ser 2012-11R, Cl A6
1.155%, 06/28/2047 (A)(B)	343	329
CSMC, Ser 2014-ICE, Cl A
0.955%, 04/15/2027 (A)(B)	168	168
CW Capital Cobalt, Ser 2006- C1, Cl A4
5.223%, 08/15/2048	193	204
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(B)	500	553
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A)(B)	53	53
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(B)	226	228
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	434	444
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	509	562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.737%, 02/25/2020 (A)(B)	$52	$53
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	51	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-K038, Cl A2
3.389%, 03/25/2024	286	302
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.370%, 02/25/2024 (A)(B)	250	247
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.820%, 04/25/2024 (A)(B)	1,490	1,435
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.570%, 08/25/2024 (A)(B)	290	289
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.820%, 08/25/2024 (A)(B)	428	427
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M2
2.820%, 10/25/2024 (A)(B)	520	517
GE Business Loan Trust, Ser 2007-1A, Cl A
0.331%, 04/16/2035 (A)(B)	237	225
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A)(B)	103	105
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	380	391
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.854%, 10/19/2033 (A)(B)	108	107
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033 (B)	89	93
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033 (B)	116	116
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035 (B)	105	110
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020 (B)	38	39
GreenPoint Mortgage Funding Trust, Ser 2005-HY1, Cl 1A1A
0.440%, 07/25/2035 (A)(B)	933	890
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	43
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	82	82

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	$170	$174
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	115	116
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.780%, 11/10/2039 (A)(B)	2,517	21
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (B)	237	243
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	96	96
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A3
4.244%, 11/10/2046	58	63
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/2046	190	208
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	110	122
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (B)	122	123
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	192	207
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	153	161
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	383	403
GS Mortgage Securities Trust, Ser 2014-GC24, Cl AAB
3.650%, 09/10/2047	584	614
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	212	219
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.520%, 09/25/2035 (A)(B)	146	125
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.592%, 10/25/2033 (A)(B)	166	168
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034 (B)	96	100
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.670%, 06/25/2035 (A)(B)	15	15
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037 (B)	26	26
HILT Mortgage Trust, Ser 2014- ORL, Cl A
1.055%, 07/15/2029 (A)(B)	305	304
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.620%, 10/25/2034 (A)(B)	871	874
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.270%, 01/25/2035 (A)(B)	1,640	1,599

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Impac Secured Assets Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033 (B)	$88	$92
Impac Secured Assets Trust, Ser 2004-3, Cl M1
1.070%, 11/25/2034 (A)(B)	720	625
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.520%, 05/25/2036 (A)(B)	75	73
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.520%, 08/25/2036 (A)(B)	68	67
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.420%, 04/25/2037 (A)(B)	239	219
Impac Secured Assets Trust, Ser 2007-A, Cl M1
0.570%, 05/25/2037 (A)(B)	555	522
Impact Funding LLC, Ser 2010- 1, Cl A1
5.314%, 01/25/2051 (B)	955	1,094
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.410%, 06/12/2043 (A)	10,054	38
JPMBB Commercial Mortgage Securities Trust, Ser 2013- C15, Cl C
5.251%, 11/15/2045 (A)	60	65
JPMBB Commercial Mortgage Securities Trust, Ser 2013- C17, Cl B
5.050%, 01/15/2047 (A)	30	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014- C22, Cl C
4.714%, 09/15/2047 (A)	160	163
JPMBB Commercial Mortgage Securities Trust, Ser 2014- C25, Cl AS
4.065%, 11/15/2047	200	210
JPMBB Commercial Mortgage Securities Trust, Ser 2014- C25, Cl ASB
3.407%, 11/15/2047	33	34
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	20	20
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	—	—
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	524	531
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	157	160
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	315	331

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (UNAUDITED)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.316%, 05/15/2047 (A)	$57	$57
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.080%, 02/12/2051 (A)	180	197
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	733	786
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	97	100
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	1,062	1,094
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-JWRZ, Cl A
0.941%, 04/15/2030 (A)(B)	350	350
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.405%, 12/15/2044 (A)	183	186
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.506%, 07/25/2034 (A)(B)	32	33
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.547%, 09/25/2034 (A)(B)	32	33
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.503%, 08/25/2034 (A)(B)	263	263
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.438%, 11/25/2033 (A)(B)	135	135
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.539%, 08/25/2034 (A)(B)	126	126
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A)(B)	38	38
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl AM
6.101%, 07/15/2044 (A)	60	65
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	195	200
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.356%, 02/15/2041 (A)(B)	6,977	25
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4
5.661%, 03/15/2039 (A)	314	326
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.833%, 06/15/2038 (A)	120	126
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.370%, 09/15/2045 (A)	40	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033 (B)	$85	$85
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (B)	35	28
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033 (B)	170	179
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018 (B)	11	11
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033 (B)	44	44
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.582%, 07/25/2033 (A)(B)	32	30
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.625%, 02/25/2034 (A)(B)	211	211
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (A)	401	404
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl ASB
5.022%, 07/12/2038 (A)	67	67
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.547%, 01/12/2044 (A)	120	124
MLCC Mortgage Investors, Ser 2004-A, Cl A1
0.630%, 04/25/2029 (A)(B)	342	326
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.830%, 04/25/2029 (A)(B)	61	58
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.272%, 12/12/2049 (A)(B)	2,729	30
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C6, Cl B
3.930%, 11/15/2045	390	404
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013- C10, Cl A1
1.394%, 07/15/2046	345	347
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013- C7, Cl A4
2.918%, 02/15/2046	50	50
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013- C7, Cl AS
3.214%, 02/15/2046	21	21
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013- C9, Cl AS
3.456%, 05/15/2046	80	82
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014- C15, Cl ASB
3.654%, 04/15/2047	139	146
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014- C16, Cl ASB

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.477%, 06/15/2047	$63	$66
Morgan Stanley Capital I Trust, Ser 2005-IQ10, Cl A4A
5.230%, 09/15/2042 (A)	144	146
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl A4
5.985%, 08/12/2041 (A)	600	629
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl A4FL
0.296%, 02/12/2044 (A)	990	981
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.390%, 02/12/2044 (A)(B)	6,634	26
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.828%, 06/11/2042 (A)	100	109
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	407	419
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	267	275
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	100	106
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	184
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.516%, 07/13/2029 (A)(B)	770	795
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.560%, 07/13/2029 (A)(B)	650	667
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl B, PO
0.000%, 07/17/2056 (B)	8	8
Morgan Stanley Re-REMIC Trust, Ser 2010-R4, Cl 2A
0.496%, 07/26/2036 (A)(B)	238	238
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	103	103
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	347	348
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (B)	130	112
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	443	442
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047 (B)	187	189
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047 (B)	154	156
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.355%, 08/25/2029 (A)(B)	12	12
Ores NPL LLC, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	115	115

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prime Mortgage Trust, Ser 2004- CL1, Cl 1A1
6.000%, 02/25/2034 (B)	$55	$58
Prime Mortgage Trust, Ser 2004- CL1, Cl 1PO, PO
0.000%, 02/25/2034 (B)	21	17
RAIT Trust, Ser 2014-FL3, Cl A
1.405%, 12/15/2031 (A)(B)	250	252
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A)(B)	94	96
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033 (B)	265	270
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018 (B)	63	64
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034 (B)	303	310
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031 (B)	360	370
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017 (B)	17	17
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033 (B)	61	65
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.472%, 12/25/2034 (A)(B)	490	497
Salomon Brothers Mortgage Securities VII, Ser 2003- HYB1, Cl A
2.494%, 09/25/2033 (A)(B)	82	83
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.466%, 12/20/2034 (A)(B)	230	220
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(B)	55	56
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A)(B)	100	104
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(B)	123	123
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(B)	152	151
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A)(B)	103	101
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A)(B)	501	501
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A)(B)	125	128
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-5, Cl 2A
2.390%, 05/25/2034 (A)(B)	305	304

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.364%, 06/25/2034 (A)(B)	$32	$32
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.380%, 07/25/2033 (A)(B)	178	181
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.459%, 11/25/2033 (A)(B)	48	49
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033 (B)	120	123
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.621%, 12/25/2033 (A)(B)	55	55
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033 (B)	193	199
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.559%, 08/15/2039 (A)	71	71
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.475%, 05/10/2045 (A)(B)	3,180	372
UBS-BAMLL Trust, Ser 2012- WRM, Cl A
3.663%, 06/10/2030 (B)	145	149
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	130	136
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.919%, 05/10/2063 (A)(B)	751	60
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	93	95
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	17	17
Vendee Mortgage Trust, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	519	592
VNO Mortgage Trust, Ser 2012- 6AVE, Cl A
2.996%, 11/15/2030 (B)	100	100
VNO Mortgage Trust, Ser 2013- PENN, Cl A
3.808%, 12/13/2029 (B)	250	265
Wachovia Bank Commercial Mortgage Trust, Ser 2005- C17, Cl B
5.287%, 03/15/2042 (A)	280	281
Wachovia Bank Commercial Mortgage Trust, Ser 2005- C20, Cl A7
5.118%, 07/15/2042 (A)	337	340
Wachovia Bank Commercial Mortgage Trust, Ser 2005- C21, Cl A4
5.417%, 10/15/2044 (A)	161	164

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2006C23, Cl A4
5.418%, 01/15/2045 (A)	$783	$803
Wachovia Bank Commercial Mortgage Trust, Ser 2007- C30, Cl AM
5.383%, 12/15/2043	90	95
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.420%, 10/25/2033 (A)(B)	140	143
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.299%, 08/25/2033 (A)(B)	78	79
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.390%, 08/25/2033 (A)(B)	40	41
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.406%, 09/25/2033 (A)(B)	127	131
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018 (B)	28	29
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.996%, 06/25/2033 (A)(B)	18	21
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033 (B)	298	306
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.370%, 06/25/2034 (A)(B)	60	60
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.370%, 06/25/2034 (A)(B)	89	90
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019 (B)	93	95
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034 (B)	222	231
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034 (B)	174	182
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.460%, 10/25/2045 (A)(B)	888	814
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
0.950%, 10/25/2045 (A)(B)	934	898

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Commercial Mortgage Trust, Ser 2013- 120B, Cl A
2.800%, 03/18/2028 (A)(B)	$200	$200
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A)(B)	56	56
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.490%, 11/25/2033 (A)(B)	54	54
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)(B)	21	21
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.610%, 12/25/2034 (A)(B)	124	125
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.610%, 12/25/2034 (A)(B)	124	126
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.496%, 12/25/2034 (A)(B)	60	61
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.615%, 06/25/2034 (A)(B)	235	237
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.597%, 07/25/2034 (A)(B)	131	132
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.613%, 09/25/2034 (A)(B)	225	226
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.605%, 10/25/2034 (A)(B)	69	70
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.605%, 10/25/2034 (A)(B)	139	141
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR3, Cl 1A1
2.619%, 03/25/2035 (A)(B)	312	314
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR8, Cl 2A1
2.592%, 06/25/2035 (A)(B)	116	116
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (B)	125	136
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	837
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.947%, 12/15/2045 (A)(B)	1,647	162

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.730%, 06/15/2045 (A)(B)	$385	$33
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.598%, 05/15/2045 (A)(B)	1,138	93
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.405%, 01/15/2024	3,160	241
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	300	314

		70,834

Total Mortgage-Backed Securities (Cost $371,084) ($ Thousands)		381,740

CORPORATE OBLIGATIONS — 23.8%

Consumer Discretionary — 1.9%
21st Century Fox America
7.300%, 04/30/2028	150	193
7.250%, 05/18/2018	50	58
6.900%, 08/15/2039	10	14
6.750%, 01/09/2038	20	26
6.650%, 11/15/2037	25	33
6.150%, 03/01/2037	20	25
6.150%, 02/15/2041	15	19
Amazon.com
4.950%, 12/05/2044	685	708
4.800%, 12/05/2034	65	68
3.800%, 12/05/2024	1,075	1,101
3.300%, 12/05/2021	82	83
American Honda Finance MTN
2.250%, 08/15/2019	197	198
Bed Bath & Beyond
5.165%, 08/01/2044	170	178
4.915%, 08/01/2034	82	85
CBS
5.750%, 04/15/2020	25	28
4.900%, 08/15/2044	45	46
Comcast
7.050%, 03/15/2033	90	125
6.950%, 08/15/2037	50	71
6.550%, 07/01/2039	70	96
6.500%, 01/15/2017	400	442
6.400%, 03/01/2040	60	81
4.200%, 08/15/2034	90	94
3.600%, 03/01/2024	190	199
3.375%, 02/15/2025	70	71
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	259
Comcast Cable Holdings
10.125%, 04/15/2022	45	63
Cox Communications
6.950%, 06/01/2038 (B)	10	13
4.800%, 02/01/2035 (B)	330	344
Cox Enterprises
7.375%, 07/15/2027 (B)	50	64

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Daimler Finance North America LLC
2.625%, 09/15/2016 (B)	$150	$154
2.375%, 08/01/2018 (B)	790	801
1.875%, 01/11/2018 (B)	247	248
1.300%, 07/31/2015 (B)	490	492
1.125%, 03/10/2017 (B)	555	552
DIRECTV Holdings
3.950%, 01/15/2025	400	403
DIRECTV Holdings LLC
6.000%, 08/15/2040	455	510
5.150%, 03/15/2042	25	26
4.600%, 02/15/2021	100	107
4.450%, 04/01/2024	295	309
3.800%, 03/15/2022	380	387
Discovery Communications
4.950%, 05/15/2042	25	26
4.375%, 06/15/2021	53	56
ERAC USA Finance
6.700%, 06/01/2034 (B)	71	91
5.625%, 03/15/2042 (B)	450	525
3.850%, 11/15/2024 (B)	120	122
2.750%, 03/15/2017 (B)	16	16
Ford Motor
4.750%, 01/15/2043	240	253
Ford Motor Credit LLC
3.664%, 09/08/2024 (D)	310	311
2.597%, 11/04/2019	480	477
2.375%, 03/12/2019	200	199
1.684%, 09/08/2017	200	198
Gap
5.950%, 04/12/2021	133	151
Grupo Televisa
5.000%, 05/13/2045	225	229
Historic TW
9.150%, 02/01/2023	200	272
Home Depot
3.750%, 02/15/2024	66	70
Johnson Controls
5.250%, 12/01/2041	120	135
4.950%, 07/02/2064	85	88
4.625%, 07/02/2044	80	82
4.250%, 03/01/2021	65	70
3.750%, 12/01/2021	69	71
Lowe’s MTN
7.110%, 05/15/2037	110	155
5.125%, 11/15/2041	11	13
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	462	462
Macy’s Retail Holdings
7.450%, 07/15/2017	35	40
5.125%, 01/15/2042	14	15
4.500%, 12/15/2034	32	32
McDonald’s MTN
5.350%, 03/01/2018	100	111
NBCUniversal Enterprise
1.974%, 04/15/2019 (B)	200	198
NBCUniversal Media
5.950%, 04/01/2041	50	64
4.375%, 04/01/2021	100	110
QVC
5.950%, 03/15/2043	10	10
Scripps Networks Interactive
3.900%, 11/15/2024	330	336
2.750%, 11/15/2019	185	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sky PLC
3.750%, 09/16/2024 (B)	$310	$312
TCI Communications
8.750%, 08/01/2015	210	220
7.125%, 02/15/2028	200	269
Thomson Reuters
4.700%, 10/15/2019	75	81
3.950%, 09/30/2021	109	115
3.850%, 09/29/2024	320	323
Time Warner
7.700%, 05/01/2032	530	749
7.625%, 04/15/2031	385	537
5.375%, 10/15/2041	12	14
3.550%, 06/01/2024	385	383
Time Warner Cable
8.250%, 04/01/2019	200	245
7.300%, 07/01/2038	110	152
6.750%, 07/01/2018	40	46
6.550%, 05/01/2037	80	103
5.875%, 11/15/2040	210	250
5.500%, 09/01/2041	44	51
5.000%, 02/01/2020	320	353
Toyota Motor Credit MTN
2.750%, 05/17/2021	380	386
2.100%, 01/17/2019	174	175
1.125%, 05/16/2017	610	608
Viacom
5.250%, 04/01/2044	110	116
4.850%, 12/15/2034	454	465
4.250%, 09/01/2023	160	165
3.875%, 12/15/2021	75	78
3.250%, 03/15/2023	22	21
Volkswagen Group of America Finance (B)
2.450%, 11/20/2019	305	307
2.125%, 05/23/2019	260	259
Volkswagen International Finance
1.125%, 11/18/2016 (B)	580	579
Walt Disney MTN
0.450%, 12/1/2015	21	21
WPP Finance
5.125%, 09/07/2042	60	64
Yum! Brands
5.350%, 11/01/2043	145	159

		21,554

Consumer Staples — 1.6%
Altria Group
9.950%, 11/10/2038	50	86
5.375%, 01/31/2044	100	114
4.750%, 05/05/2021	230	254
4.500%, 05/02/2043	185	186
4.000%, 01/31/2024	180	188
2.850%, 08/09/2022	460	447
2.625%, 01/14/2020	345	346
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	265	263
2.625%, 01/17/2023	220	214
2.150%, 02/01/2019	445	447
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	858	1,039
2.500%, 07/15/2022	420	408
1.375%, 07/15/2017	105	105
0.800%, 07/15/2015	110	110

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bunge Finance
8.500%, 06/15/2019	$120	$147
Coca-Cola
1.800%, 09/01/2016	60	61
Coca-Cola Femsa
2.375%, 11/26/2018	400	407
ConAgra Foods
2.100%, 03/15/2018	6	6
1.900%, 01/25/2018	250	248
CVS Health
5.750%, 05/15/2041	50	62
2.750%, 12/1/2022	550	536
2.250%, 12/05/2018	335	338
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	90	105
Diageo Capital PLC
4.828%, 07/15/2020	90	100
Diageo Investment
2.875%, 05/11/2022	580	580
Heineken
1.400%, 10/1/2017 (B)	70	70
Kimberly-Clark
2.400%, 03/01/2022	12	12
Kraft Foods Group
6.500%, 02/09/2040	140	180
6.125%, 08/23/2018	225	257
5.375%, 02/10/2020	31	35
5.000%, 06/04/2042	50	55
3.500%, 06/06/2022	925	948
Kroger
7.500%, 04/01/2031	90	122
6.900%, 04/15/2038	80	106
5.400%, 07/15/2040	14	16
2.950%, 11/01/2021	235	233
2.200%, 01/15/2017	40	41
Lorillard Tobacco
8.125%, 06/23/2019	370	449
Mondelez International
6.500%, 02/09/2040	295	393
5.375%, 02/10/2020	550	623
4.000%, 02/01/2024	380	398
PepsiCo
7.900%, 11/01/2018	11	13
4.250%, 10/22/2044	455	475
4.000%, 03/05/2042	150	151
3.000%, 08/25/2021	31	32
2.500%, 05/10/2016	35	36
1.250%, 08/13/2017	72	72
0.700%, 08/13/2015	220	220
Pernod Ricard (B)
5.750%, 04/07/2021	370	425
4.450%, 01/15/2022	370	396
Philip Morris International
4.500%, 03/20/2042	200	211
4.250%, 11/10/2044	130	132
3.250%, 11/10/2024	135	135
2.500%, 08/22/2022	250	244
Reynolds American
3.250%, 11/1/2022	280	273
SABMiller Holdings
3.750%, 01/15/2022 (B)	245	256
Sysco
3.000%, 10/02/2021	404	410
2.350%, 10/02/2019	535	538

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tyson Foods
5.150%, 08/15/2044	$270	$303
4.500%, 06/15/2022	441	478
3.950%, 08/15/2024	206	213
Walgreens Boots Alliance
4.500%, 11/18/2034	28	29
3.300%, 11/18/2021	487	490
Wal-Mart Stores
5.625%, 04/15/2041	20	26
4.300%, 04/22/2044	605	660
3.300%, 04/22/2024	60	62
Wm Wrigley Jr (B)
3.375%, 10/21/2020	380	388
2.900%, 10/21/2019	521	528
2.400%, 10/21/2018	200	201
2.000%, 10/20/2017	110	111

		18,243

Energy — 2.6%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	79
Anadarko Petroleum
6.375%, 09/15/2017	10	11
5.950%, 09/15/2016	60	64
4.500%, 07/15/2044	125	121
Apache
5.625%, 01/15/2017	250	270
3.250%, 04/15/2022	109	107
Baker Hughes
7.500%, 11/15/2018	170	203
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	575	591
BP Capital Markets PLC
3.994%, 09/26/2023	95	98
3.814%, 02/10/2024	118	119
3.535%, 11/04/2024	125	124
3.245%, 05/06/2022	90	88
2.521%, 01/15/2020	600	601
1.846%, 05/05/2017	172	173
Cameron International
4.000%, 12/15/2023	21	21
Canadian Natural Resources
7.200%, 01/15/2032	50	61
6.450%, 06/30/2033	50	59
Canadian Oil Sands
6.000%, 04/01/2042 (B)(D)	163	147
Cenovus Energy
4.450%, 09/15/2042	19	16
3.000%, 08/15/2022	8	8
Chevron
3.191%, 06/24/2023	22	22
2.355%, 12/05/2022	15	15
2.193%, 11/15/2019	280	281
CNOOC Nexen Finance ULC
4.250%, 04/30/2024	200	207
1.625%, 04/30/2017	410	407
Conoco Funding
7.250%, 10/15/2031	130	181
ConocoPhillips
6.000%, 01/15/2020	100	116
4.300%, 11/15/2044	265	277
4.150%, 11/15/2034	450	462
2.875%, 11/15/2021	220	222
Continental Resources
4.900%, 06/01/2044	125	108
4.500%, 04/15/2023	395	376
3.800%, 06/01/2024	10	9

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Devon Energy
6.300%, 01/15/2019	$80	$91
5.600%, 07/15/2041	290	322
4.750%, 05/15/2042	17	17
3.250%, 05/15/2022	327	321
Devon Financing LLC
7.875%, 09/30/2031	40	55
Diamond Offshore Drilling
4.875%, 11/01/2043 (D)	144	123
Ecopetrol
7.375%, 09/18/2043	130	140
5.875%, 05/28/2045	350	324
4.125%, 01/16/2025	43	41
El Paso Pipeline Partners Operating LLC
4.300%, 05/01/2024	305	306
4.100%, 11/15/2015	310	317
Encana
6.500%, 05/15/2019	100	114
6.500%, 02/01/2038	315	337
Energy Transfer Partners
8.250%, 11/15/2029	675	924
6.500%, 02/01/2042	70	80
ENI
5.700%, 10/01/2040 (B)	300	343
EnLink Midstream Partners
5.050%, 04/01/2045	220	213
Enterprise Products Operating LLC
5.700%, 02/15/2042	40	46
5.100%, 02/15/2045	39	42
4.950%, 10/15/2054	20	20
4.850%, 03/15/2044	210	219
3.900%, 02/15/2024	58	59
3.750%, 02/15/2025	234	235
2.550%, 10/15/2019	78	77
Florida Gas Transmission
7.900%, 05/15/2019 (B)	350	421
Halliburton
6.150%, 09/15/2019	80	93
Hess
8.125%, 02/15/2019	150	178
Kerr-McGee
7.875%, 09/15/2031	100	137
6.950%, 07/01/2024	798	975
Kinder Morgan
5.550%, 06/01/2045	210	215
5.300%, 12/01/2034	85	86
4.300%, 06/01/2025	1,055	1,056
Kinder Morgan Energy Partners
4.150%, 02/01/2024	155	155
Magellan Midstream Partners
5.150%, 10/15/2043	35	37
Marathon Petroleum
3.625%, 09/15/2024	48	47
Nabors Industries
5.000%, 09/15/2020	120	118
Noble Energy
5.250%, 11/15/2043	60	61
5.050%, 11/15/2044	29	29
4.150%, 12/15/2021	230	235
3.900%, 11/15/2024	150	148
Noble Holding International
5.250%, 03/15/2042	40	32
3.950%, 03/15/2022	12	11

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Occidental Petroleum
2.700%, 02/15/2023	$129	$123
1.750%, 02/15/2017	35	35
ONEOK Partners
6.650%, 10/01/2036	20	23
2.000%, 10/01/2017	240	239
Petrobras Global Finance BV
6.250%, 03/17/2024	410	390
4.875%, 03/17/2020	290	271
4.375%, 05/20/2023	39	34
3.000%, 01/15/2019	205	181
Petrobras International Finance
6.750%, 01/27/2041	50	45
5.375%, 01/27/2021	1,120	1,038
Petro-Canada
6.800%, 05/15/2038	475	600
6.050%, 05/15/2018	115	129
Petrofac
3.400%, 10/10/2018 (B)	270	266
Petroleos Mexicanos
6.625%, 06/15/2035	350	404
6.375%, 01/23/2045 (B)	908	1,024
5.500%, 06/27/2044 (B)	90	92
4.875%, 01/18/2024	32	33
3.500%, 01/30/2023	436	417
2.378%, 04/15/2025	355	351
2.251%, 07/18/2018 (A)	130	131
Phillips 66
5.875%, 05/01/2042	35	40
4.875%, 11/15/2044	365	374
4.300%, 04/01/2022	26	27
2.950%, 05/01/2017	33	34
Plains All American Pipeline
4.900%, 02/15/2045	282	287
3.600%, 11/01/2024	90	88
2.600%, 12/15/2019	29	29
Rowan
5.400%, 12/1/2042	154	134
Schlumberger Investment
3.650%, 12/01/2023	61	64
3.300%, 09/14/2021 (B)	47	48
Shell International Finance
4.375%, 03/25/2020	140	153
3.400%, 08/12/2023	465	480
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	380	399
Southeast Supply Header
4.250%, 06/15/2024 (B)	260	264
Spectra Energy Capital
8.000%, 10/01/2019	200	242
5.650%, 03/01/2020	100	111
Spectra Energy Partners
5.950%, 09/25/2043	30	36
Statoil
5.250%, 04/15/2019	140	157
4.250%, 11/23/2041	27	28
3.150%, 01/23/2022	33	33
3.125%, 08/17/2017	50	52
2.900%, 11/08/2020	729	746
2.250%, 11/08/2019	245	245
Suncor Energy
6.850%, 06/01/2039	50	64
3.600%, 12/01/2024	42	42

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	$388	$392
5.300%, 04/01/2044	15	15
4.250%, 04/01/2024	21	21
Talisman Energy
7.750%, 06/01/2019	100	115
3.750%, 02/01/2021	230	222
TC PipeLines
4.650%, 06/15/2021	85	88
Tennessee Gas Pipeline
8.000%, 02/01/2016	1,000	1,066
Tosco
7.800%, 01/01/2027	65	89
Total Capital Canada
2.750%, 07/15/2023	50	49
Total Capital International
3.700%, 01/15/2024	42	44
2.875%, 02/17/2022	37	37
2.750%, 06/19/2021	660	662
2.100%, 06/19/2019	235	235
1.550%, 06/28/2017	28	28
TransCanada Pipelines
7.125%, 01/15/2019	50	58
6.500%, 08/15/2018	175	199
4.625%, 03/01/2034	470	477
Transocean
7.350%, 12/15/2041	9	8
6.500%, 11/15/2020 (D)	120	113
6.375%, 12/15/2021	21	19
5.050%, 12/15/2016	90	90
2.500%, 10/15/2017	260	230
Union Pacific Resources Group
7.150%, 05/15/2028	52	64
Weatherford International
5.950%, 04/15/2042	202	171
4.500%, 04/15/2022	165	147
Western Gas Partners
5.375%, 06/01/2021	110	121
4.000%, 07/01/2022	35	35
Williams
7.875%, 09/01/2021	496	573

		29,815

Financials — 9.8%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	325	331
ACE INA Holdings
5.600%, 05/15/2015	100	102
3.350%, 05/15/2024	85	86
African Development Bank
8.800%, 09/01/2019	100	126
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	42	42
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	30	41
Alleghany
4.900%, 09/15/2044	170	178
American Express
7.000%, 03/19/2018	170	197
3.625%, 12/05/2024	175	176
American Express Credit MTN
2.800%, 09/19/2016	44	45
2.250%, 08/15/2019	625	625
1.750%, 06/12/2015	654	658

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Honda Finance MTN
3.875%, 09/21/2020 (B)	$495	$526
1.000%, 08/11/2015 (B)	210	211
American International Group
8.175%, 05/15/2058 (A)	80	108
6.400%, 12/15/2020	190	227
5.850%, 01/16/2018	655	732
4.500%, 07/16/2044	135	143
4.125%, 02/15/2024	71	76
3.375%, 08/15/2020	36	37
American Tower ‡
3.500%, 01/31/2023	378	365
3.450%, 09/15/2021	305	300
American Tower Trust I ‡ (B)
3.070%, 03/15/2023	120	119
1.551%, 03/15/2018	25	25
Ameriprise Financial
4.000%, 10/15/2023	130	138
Andina de Fomento
3.750%, 01/15/2016	90	92
ANZ New Zealand International MTN
3.125%, 08/10/2015 (B)	100	102
Aon
6.250%, 09/30/2040	19	24
3.500%, 09/30/2015	11	11
Aon PLC
3.500%, 06/14/2024	65	65
Associates of North America
6.950%, 11/01/2018	128	150
Assurant
2.500%, 03/15/2018	310	313
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (B)	310	316
Bank of America
6.875%, 04/25/2018	100	115
6.500%, 08/01/2016	1,325	1,427
6.400%, 08/28/2017	150	167
6.100%, 06/15/2017	2,600	2,857
6.000%, 09/01/2017	355	391
5.750%, 12/01/2017	70	77
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,100	1,222
5.625%, 07/01/2020	105	120
5.420%, 03/15/2017	200	214
5.000%, 05/13/2021	410	458
5.000%, 01/21/2044	640	717
4.875%, 04/01/2044	260	287
4.250%, 10/22/2026	347	346
4.200%, 08/26/2024	700	713
4.125%, 01/22/2024	290	305
4.100%, 07/24/2023	340	358
4.000%, 04/01/2024	850	885
3.300%, 01/11/2023	440	440
2.600%, 01/15/2019	160	161
1.500%, 10/9/2015	714	717
Bank of Montreal MTN
1.400%, 09/11/2017	108	108

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of New York Mellon MTN
4.600%, 01/15/2020	$40	$44
3.550%, 09/23/2021	34	36
3.400%, 05/15/2024	1,075	1,094
3.250%, 09/11/2024	100	100
2.950%, 06/18/2015 (D)	125	126
2.400%, 01/17/2017	129	132
2.200%, 03/04/2019	360	361
Bank of Tokyo-Mitsubishi UFJ (B)
4.100%, 09/09/2023	200	215
3.850%, 01/22/2015	100	100
2.350%, 09/08/2019	955	949
Barclays Bank
5.000%, 09/22/2016	100	107
2.750%, 02/23/2015	110	110
BB&T
5.250%, 11/01/2019	200	223
3.950%, 04/29/2016	160	166
2.450%, 01/15/2020	560	558
Bear Stearns
7.250%, 02/01/2018	1,500	1,729
Berkshire Hathaway
3.750%, 08/15/2021 (D)	500	535
3.400%, 01/31/2022	65	68
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	110	123
4.400%, 05/15/2042	41	44
BlackRock
6.250%, 09/15/2017	145	162
Blackstone Holdings Finance
5.875%, 03/15/2021 (B)	295	341
BNP Paribas MTN
2.700%, 08/20/2018	380	388
2.375%, 09/14/2017	110	112
BPCE (B)
5.700%, 10/22/2023	210	225
5.150%, 07/21/2024 (B)	200	206
Capital One Financial
4.750%, 07/15/2021	50	55
3.500%, 06/15/2023	159	161
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	132
5.850%, 09/01/2017	140	156
Charles Schwab
3.225%, 09/01/2022	20	20

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup
8.125%, 07/15/2039	$275	$421
6.875%, 03/05/2038	115	157
6.125%, 05/15/2018	45	51
6.010%, 01/15/2015	219	219
6.000%, 08/15/2017	620	686
5.875%, 01/30/2042	250	314
5.500%, 02/15/2017	250	269
5.500%, 09/13/2025	269	298
5.375%, 08/09/2020	340	386
5.300%, 01/07/2016	220	230
5.300%, 05/06/2044	50	55
4.500%, 01/14/2022	380	415
4.450%, 01/10/2017	155	164
4.300%, 11/20/2026	115	115
3.750%, 06/16/2024	225	230
3.500%, 05/15/2023	150	146
2.650%, 03/02/2015	261	262
2.500%, 09/26/2018	990	1,002
1.700%, 07/25/2016	355	357
1.550%, 08/14/2017	505	504
0.783%, 08/25/2036 (A)	1,500	1,203
CNA Financial
5.875%, 08/15/2020	72	82
Comerica
3.800%, 07/22/2026	82	83
3.000%, 09/16/2015	35	36
Commonwealth Bank of Australia NY
2.250%, 03/16/2017 (B)	250	256
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (B)	100	114
3.875%, 02/08/2022	30	32
3.375%, 01/19/2017	370	386
Credit Agricole
8.375%, 12/31/2049 (A)(B)	170	196
Credit Suisse NY
3.625%, 09/09/2024	585	595
0.553%, 08/24/2015 (A)	850	850
0.469%, 04/10/2015 (A)	400	400
Credit Suisse USA
5.125%, 08/15/2015	100	103
DDR ‡
4.625%, 7/15/2022	375	400
3.375%, 05/15/2023	365	354
Deutsche Bank
1.350%, 05/30/2017	460	456
Discover Financial Services
6.450%, 06/12/2017	250	276
DnB Boligkreditt
2.100%, 10/14/2015 (B)(D)	400	405
Duke Realty ‡
3.875%, 02/15/2021	50	52
Equity Commonwealth ‡
6.650%, 01/15/2018	60	66
ERP Operating‡
5.750%, 06/15/2017	125	138
4.625%, 12/15/2021	64	70
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,021	1,329
Federal Realty Investment Trust ‡
3.950%, 01/15/2024	165	173
3.000%, 08/01/2022	125	125

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Fifth Third Bancorp
2.300%, 03/01/2019	$30	$30
Fifth Third Bank
2.875%, 10/01/2021	200	200
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	199
Ford Motor Credit LLC
5.875%, 08/02/2021	550	637
3.984%, 06/15/2016	200	207
2.750%, 05/15/2015	800	805
General Electric Capital MTN
6.875%, 01/10/2039	520	736
6.375%, 11/15/2067 (A)	40	43
6.150%, 08/07/2037	885	1,154
6.000%, 08/07/2019	645	750
5.875%, 01/14/2038	265	335
5.625%, 09/15/2017	100	111
5.500%, 01/08/2020	180	206
5.400%, 02/15/2017 (D)	200	217
5.300%, 02/11/2021	470	537
4.650%, 10/17/2021	140	158
4.625%, 01/07/2021	540	602
4.375%, 09/16/2020	10	11
2.300%, 04/27/2017	45	46
2.100%, 12/11/2019	30	30
1.625%, 07/02/2015	180	181
0.712%, 08/15/2036 (A)	850	750
0.612%, 05/05/2026 (A)	155	144
Goldman Sachs Group
7.500%, 02/15/2019	710	845
6.750%, 10/01/2037	187	235
6.250%, 09/01/2017	350	390
6.250%, 02/01/2041	425	537
6.150%, 04/01/2018	780	875
6.000%, 06/15/2020	880	1,017
5.750%, 01/24/2022	200	231
5.375%, 03/15/2020	950	1,065
4.000%, 03/03/2024	200	207
3.850%, 07/08/2024	121	124
3.300%, 05/03/2015	55	55
2.900%, 07/19/2018	220	225
2.375%, 01/22/2018	520	525
GTP Acquisition Partners I
4.347%, 06/15/2016 (B)	144	147
HCP MTN ‡
6.300%, 09/15/2016	375	406
2.625%, 2/1/2020	953	943
Health Care ‡
6.125%, 04/15/2020	1,475	1,696
4.500%, 01/15/2024 (D)	102	108
Healthcare Realty Trust ‡
6.500%, 01/17/2017	1,400	1,529
Healthcare Trust of America Holdings ‡
3.375%, 07/15/2021	200	200
HSBC Bank PLC
4.125%, 08/12/2020 (B)	100	108
HSBC Finance
6.676%, 01/15/2021	850	1,008
5.500%, 01/19/2016	140	146
HSBC Holdings PLC
5.250%, 03/14/2044	830	930
4.875%, 01/14/2022	100	111
4.250%, 03/14/2024	225	234
4.000%, 03/30/2022	206	219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC USA
2.375%, 02/13/2015	$435	$436
2.375%, 11/13/2019	620	620
Hyundai Capital America
2.125%, 10/02/2017 (B)	60	60
ING Bank (B)
5.800%, 09/25/2023	670	743
3.750%, 03/07/2017	200	209
2.500%, 10/01/2019	820	825
Inter-American Development Bank
4.375%, 01/24/2044	105	128
Intercontinental Exchange
4.000%, 10/15/2023	65	68
2.500%, 10/15/2018	85	87
International Lease Finance (B)
7.125%, 09/01/2018	500	560
6.750%, 09/01/2016	640	682
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	510	495
3.125%, 01/15/2016	250	254
2.375%, 01/13/2017	368	371
Invesco Finance
4.000%, 01/30/2024	43	45
Jackson National Life Global Funding
4.700%, 06/01/2018 (B)	100	109
Jefferies Group
6.450%, 06/08/2027	160	166
6.250%, 01/15/2036	120	118
John Deere Capital MTN
5.750%, 09/10/2018	100	114
JPMorgan Chase
5.400%, 01/06/2042	25	29
4.850%, 02/01/2044	195	216
4.500%, 01/24/2022	660	721
4.125%, 12/15/2026	1,010	1,011
3.625%, 05/13/2024	390	399
3.450%, 03/01/2016	385	395
3.375%, 05/01/2023	150	148
3.250%, 09/23/2022	240	241
3.200%, 01/25/2023	100	100
3.150%, 07/05/2016	180	185
2.200%, 10/22/2019	405	402
JPMorgan Chase Bank
6.000%, 10/01/2017	1,927	2,139
JPMorgan Chase Capital XIII
1.207%, 09/30/2034 (A)	500	415
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	120	118
Lazard Group LLC
6.850%, 06/15/2017	574	639
4.250%, 11/14/2020	305	321
Liberty Mutual Group
4.850%, 08/01/2044 (B)	195	198
Liberty Mutual Insurance
8.500%, 05/15/2025 (B)	100	127
Lincoln National
4.850%, 06/24/2021	10	11
Lloyds Banking Group
4.500%, 11/04/2024	305	308
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (B)	310	358
Macquarie Bank
5.000%, 02/22/2017 (B)	170	181

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Macquarie Group (B)
6.250%, 01/14/2021	$166	$190
6.000%, 01/14/2020	50	57
Markel
3.625%, 03/30/2023	80	80
Marsh & McLennan
3.500%, 03/10/2025	52	52
Massachusetts Mutual Life Insurance (B)
8.875%, 06/01/2039	295	476
5.375%, 12/01/2041 (D)	49	58
MetLife
6.750%, 06/01/2016	390	420
6.400%, 12/15/2036	945	1,054
5.700%, 06/15/2035	15	19
1.903%, 12/15/2017	165	165
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	313	311
Mid-America Apartments ‡
4.300%, 10/15/2023	240	253
3.750%, 06/15/2024	325	326
Morgan Stanley MTN
7.300%, 05/13/2019	320	380
6.625%, 04/01/2018	2,050	2,335
5.950%, 12/28/2017	200	222
5.750%, 01/25/2021	100	115
5.625%, 09/23/2019	350	395
5.550%, 04/27/2017	100	109
5.450%, 01/09/2017	470	505
5.375%, 10/15/2015	290	300
4.350%, 09/08/2026	260	262
3.700%, 10/23/2024	704	714
2.375%, 07/23/2019	615	613
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	557	588
National Australia Bank
3.750%, 03/02/2015 (B)	120	121
3.000%, 07/27/2016 (B)	180	186
National City
6.875%, 05/15/2019	50	59
National City Bank
0.605%, 06/07/2017 (A)	600	597
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	78
Nationwide Financial Services
5.300%, 11/18/2044 (B)	305	322
Nationwide Mutual Insurance (B)
9.375%, 08/15/2039	165	261
2.531%, 12/15/2024 (A)	760	760
Navient MTN
3.875%, 09/10/2015	390	393
New York Life Global Funding (B)
3.000%, 05/04/2015	150	151
2.150%, 06/18/2019	73	73
New York Life Insurance (B)
6.750%, 11/15/2039	255	355
2.100%, 01/02/2019	330	331
Nomura Holdings
6.700%, 03/04/2020	54	64
5.000%, 03/04/2015	40	40
4.125%, 01/19/2016	60	62

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	$800	$801
Nordea Bank (B)
4.875%, 05/13/2021	250	271
1.625%, 05/15/2018	220	218
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	430	556
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	200
PACCAR Financial MTN
1.600%, 03/15/2017	53	53
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (B)	50	53
Pacific Life Insurance
9.250%, 06/15/2039 (B)	80	126
Pipeline Funding
7.500%, 01/15/2030 (B)	450	566
PNC Bank
2.400%, 10/18/2019	400	402
2.250%, 07/02/2019	325	325
PNC Funding
5.125%, 02/08/2020	90	101
3.300%, 03/08/2022	76	78
2.700%, 09/19/2016	20	21
Post Apartment Homes
4.750%, 10/15/2017	700	753
Pricoa Global Funding I MTN
1.600%, 05/29/2018 (B)	150	148
Prologis ‡
6.875%, 03/15/2020	29	34
Prudential Financial MTN
5.625%, 05/12/2041	10	12
4.600%, 05/15/2044	65	69
Prudential Holdings LLC
8.695%, 12/18/2023 (B)	—	—
Prudential Insurance of America
8.300%, 07/01/2025 (B)	150	203
Rabobank Nederland
3.200%, 03/11/2015 (B)	200	201
Royal Bank of Canada
2.300%, 07/20/2016	120	122
2.000%, 10/01/2018	183	184
1.200%, 09/19/2017	140	139
Royal Bank of Scotland
4.650%, 06/04/2018	350	363
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	330	333
Santander Holdings USA
3.450%, 08/27/2018	230	239
Santander US Debt Unipersonal
3.724%, 01/20/2015 (B)	100	100
Simon Property Group ‡
10.350%, 04/01/2019	130	170
5.650%, 02/01/2020	38	44
4.125%, 12/01/2021	27	29
2.150%, 09/15/2017	125	127
Standard Chartered
5.700%, 03/26/2044 (B)	560	583
State Street
4.956%, 03/15/2018	300	325
3.700%, 11/20/2023	138	145
3.300%, 12/16/2024	720	731
3.100%, 05/15/2023	72	71

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	$460	$456
Sumitomo Mitsui Financial Group
4.436%, 04/02/2024 (B)	380	393
Synchrony Financial
4.250%, 08/15/2024	280	287
Tanger Properties ‡
3.875%, 12/01/2023	160	164
3.750%, 12/01/2024	140	141
Teachers Insurance & Annuity Association of America (B)
6.850%, 12/16/2039	150	205
4.900%, 09/15/2044	140	156
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	74
Toyota Motor Credit MTN
3.400%, 09/15/2021	510	536
1.250%, 10/5/2017	250	249
Travelers Property Casualty
7.750%, 04/15/2026	100	135
UBS MTN
5.875%, 12/20/2017	120	134
5.750%, 04/25/2018	100	113
US Bancorp MTN
3.000%, 03/15/2022	33	33
2.950%, 07/15/2022	25	25
2.450%, 07/27/2015	75	76
2.200%, 04/25/2019	100	100
US Bank
2.125%, 10/28/2019	760	758
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	500	483
WEA Finance (B)
3.750%, 09/17/2024	410	416
2.700%, 09/17/2019	270	270
Wells Fargo MTN
5.375%, 11/02/2043	125	142
4.650%, 11/04/2044	121	125
4.125%, 08/15/2023	900	945
3.500%, 03/08/2022	430	449
3.450%, 02/13/2023	230	233
3.300%, 09/09/2024	200	201
3.000%, 01/22/2021	575	586
2.150%, 01/15/2019	46	46
Wells Fargo Bank MTN
6.000%, 11/15/2017	590	661
0.571%, 03/15/2016 (A)	400	399
Westpac Banking
4.875%, 11/19/2019	170	190
2.450%, 11/28/2016 (B)	200	205

		111,108

Health Care — 1.7%
AbbVie
4.400%, 11/06/2042	590	609
2.900%, 11/06/2022	420	413
1.750%, 11/06/2017	150	150
Actavis
3.250%, 10/01/2022	13	13
Actavis Funding SCS
4.850%, 06/15/2044	200	203
3.850%, 06/15/2024	100	101
Aetna
2.200%, 03/15/2019	180	179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Amgen
5.750%, 03/15/2040	$62	$74
5.650%, 06/15/2042	227	270
5.375%, 05/15/2043	50	58
5.150%, 11/15/2041	905	1,020
4.500%, 03/15/2020	22	24
3.875%, 11/15/2021	100	106
3.625%, 05/22/2024	330	335
3.450%, 10/01/2020	50	52
1.250%, 05/22/2017	610	605
Anthem
5.100%, 01/15/2044	110	124
4.625%, 05/15/2042	41	43
3.500%, 08/15/2024	290	292
3.125%, 05/15/2022	846	845
2.300%, 07/15/2018	65	65
1.250%, 09/10/2015	50	50
Bayer US Finance (B)
3.375%, 10/08/2024	200	204
1.500%, 10/06/2017	750	750
Becton Dickinson
4.685%, 12/15/2044	160	172
3.734%, 12/15/2024	96	99
2.675%, 12/15/2019	662	671
Celgene
5.250%, 08/15/2043	135	152
3.625%, 05/15/2024	272	278
1.900%, 08/15/2017	63	63
Express Scripts Holding
2.650%, 02/15/2017	405	414
2.100%, 02/12/2015	70	70
Forest Laboratories (B)
5.000%, 12/15/2021	35	38
4.375%, 02/01/2019	320	338
Gilead Sciences
5.650%, 12/01/2041	35	43
3.700%, 04/01/2024	665	697
3.500%, 02/01/2025	23	24
2.350%, 02/01/2020	305	307
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	170
1.500%, 05/08/2017	160	161
Humana
7.200%, 06/15/2018	159	186
4.625%, 12/01/2042	40	41
3.850%, 10/01/2024	495	502
3.150%, 12/1/2022	390	379
McKesson
3.796%, 03/15/2024	180	185
Medco Health Solutions
2.750%, 09/15/2015	35	35
Medtronic
4.625%, 03/15/2045 (B)	160	173
4.375%, 03/15/2035 (B)	212	225
3.625%, 03/15/2024	545	566
3.500%, 03/15/2025 (B)	560	573
3.150%, 03/15/2022 (B)	360	365
2.500%, 03/15/2020 (B)	1,515	1,519
Merck
2.400%, 09/15/2022	29	28
Mylan
5.400%, 11/29/2043	125	139
2.550%, 03/28/2019	390	389
Novartis Capital
3.400%, 05/06/2024	66	69

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Perrigo Finance
4.900%, 12/15/2044	$200	$212
3.900%, 12/15/2024	290	295
3.500%, 12/15/2021	200	202
Pfizer
6.200%, 03/15/2019	120	140
Roche Holdings
6.000%, 03/01/2019 (B)	87	100
Teva Pharmaceutical Finance
3.650%, 11/10/2021	190	195
Thermo Fisher Scientific
5.300%, 02/01/2044	70	80
4.150%, 02/01/2024	98	103
3.600%, 08/15/2021	145	150
3.300%, 02/15/2022	650	651
1.300%, 02/01/2017	410	408
UnitedHealth Group
3.875%, 10/15/2020	180	191
3.375%, 11/15/2021	75	78
2.875%, 12/15/2021	460	465
2.875%, 03/15/2023	50	50
Wyeth LLC
5.950%, 04/01/2037	170	218
Zoetis
4.700%, 02/01/2043	11	11
3.250%, 02/01/2023	190	187

		19,392

Industrials — 1.5%
ABB Finance USA
4.375%, 05/08/2042	42	45
2.875%, 05/08/2022	23	23
1.625%, 05/08/2017	20	20
ADT
4.875%, 07/15/2042	22	16
3.500%, 07/15/2022	21	18
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (B)	27	27
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	15	16
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	944	1,008
BAE Systems (B)
5.800%, 10/11/2041	20	24
4.750%, 10/11/2021	750	818
BAE Systems Holdings (B)
6.375%, 06/01/2019	100	115
5.200%, 08/15/2015	90	92
Boeing
4.875%, 02/15/2020	210	237
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	126
5.750%, 03/15/2018	950	1,065
5.400%, 06/01/2041	50	60
4.550%, 09/01/2044	190	204
3.850%, 09/01/2023	530	559
3.450%, 09/15/2021	91	95
Canadian National Railway
5.850%, 11/15/2017	50	56
Cargill
7.350%, 03/06/2019 (B)	250	300
Caterpillar
0.950%, 06/26/2015	300	301

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Caterpillar Financial Services MTN
2.750%, 08/20/2021	$405	$409
Catholic Health Initiatives
4.350%, 11/01/2042	30	30
Continental Airlines Pass- Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	207	228
Continental Airlines Pass- Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	317	360
Continental Airlines Pass- Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	677	743
Continental Airlines Pass- Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	155	179
CSX
6.250%, 03/15/2018	155	176
Danaher
3.900%, 06/23/2021	22	24
Deere
3.900%, 06/09/2042	153	155
2.600%, 06/08/2022	15	15
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	126	146
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018 (D)	399	438
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	34	36
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	18	19
Eaton
7.625%, 04/01/2024	75	97
4.150%, 11/02/2042	110	109
2.750%, 11/02/2022	450	442
1.500%, 11/02/2017	60	60
Fluor
3.375%, 09/15/2021	68	70
General Electric
4.500%, 03/11/2044	180	198
3.375%, 03/11/2024	1,075	1,111
General Electric Capital
0.850%, 10/9/2015	110	110
Glencore Funding LLC
2.500%, 01/15/2019 (B)	190	187
Koninklijke Philips Electronics
5.750%, 03/11/2018	24	27
3.750%, 03/15/2022	127	132
L-3 Communications
3.950%, 05/28/2024	245	247
Lockheed Martin
4.070%, 12/15/2042	91	92
3.350%, 09/15/2021	650	673
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	203

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Northrop Grumman
4.750%, 06/01/2043	$305	$340
3.250%, 08/01/2023	1,795	1,808
Parker-Hannifin MTN
4.450%, 11/21/2044	33	36
3.300%, 11/21/2024	270	276
Penske Truck Leasing L.P. (B)
3.050%, 01/09/2020	475	475
2.500%, 06/15/2019	395	393
Pitney Bowes MTN
5.600%, 03/15/2018	25	27
Republic Services
3.550%, 06/01/2022	29	30
Ryder System MTN
3.600%, 03/01/2016	35	36
2.500%, 03/01/2017	47	48
Union Pacific
4.300%, 06/15/2042	20	21
4.163%, 07/15/2022	131	144
3.250%, 01/15/2025	265	272
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	33	34
United Parcel Service of America
8.375%, 04/01/2020	50	64
United Technologies
8.875%, 11/15/2019	110	142
4.500%, 06/01/2042	117	127
Valmont Industries
5.250%, 10/01/2054	160	161
Waste Management
4.750%, 06/30/2020	93	102
4.600%, 03/01/2021	90	100
3.500%, 05/15/2024	100	101

		16,716

Information Technology — 0.7%
Alibaba Group Holding (B)
3.600%, 11/28/2024	270	268
2.500%, 11/28/2019	510	503
Apple
4.450%, 05/06/2044	170	187
3.850%, 05/04/2043	500	500
3.450%, 05/06/2024	290	304
2.850%, 05/06/2021	773	791
2.400%, 05/03/2023	114	111
0.482%, 05/03/2018 (A)	69	69
Arrow Electronics
6.875%, 06/01/2018	95	108
6.000%, 04/01/2020	45	51
3.375%, 11/01/2015	5	5
Broadcom MTN
4.500%, 08/01/2034	65	68
Cisco Systems
5.900%, 02/15/2039	150	189
5.500%, 01/15/2040	100	122
eBay
4.000%, 07/15/2042	21	19
3.450%, 08/01/2024	100	98
2.875%, 08/01/2021	30	30
2.600%, 07/15/2022	49	47
Hewlett-Packard
6.000%, 09/15/2041	23	26
4.650%, 12/09/2021	20	21
4.375%, 09/15/2021	24	25

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HP Enterprise Services
7.450%, 10/15/2029	$125	$158
Intel
4.800%, 10/01/2041	65	71
3.300%, 10/01/2021	70	73
International Business Machines
4.000%, 06/20/2042	169	168
1.625%, 05/15/2020	126	121
Intuit
5.750%, 03/15/2017	75	82
Keysight Technologies
4.550%, 10/30/2024 (B)	155	155
KLA-Tencor
4.125%, 11/01/2021	370	379
MasterCard
3.375%, 04/01/2024	535	549
Microsoft
4.500%, 10/01/2040	14	16
3.625%, 12/15/2023	89	95
Oracle
6.125%, 07/08/2039	27	35
5.375%, 07/15/2040	17	20
4.500%, 07/08/2044	80	87
4.300%, 07/08/2034	418	448
3.625%, 07/15/2023	56	59
3.400%, 07/08/2024	260	266
2.800%, 07/08/2021	103	104
2.375%, 01/15/2019	61	62
2.250%, 10/08/2019	850	856
1.200%, 10/15/2017	250	249
Texas Instruments
2.750%, 03/12/2021	275	276
1.650%, 08/03/2019	55	54
TSMC Global
1.625%, 04/03/2018 (B)	460	452
Xerox
4.500%, 05/15/2021	13	14
2.950%, 03/15/2017	27	28

		8,419

Materials — 0.9%
Agrium
5.250%, 01/15/2045	61	66
Albemarle
5.450%, 12/01/2044	135	145
4.150%, 12/01/2024	140	142
Barrick Gold
4.100%, 05/01/2023	565	550
3.850%, 04/01/2022	540	520
BHP Billiton Finance USA
6.500%, 04/01/2019	125	147
5.000%, 09/30/2043	294	333
4.125%, 02/24/2042	40	39
3.850%, 09/30/2023	275	289
3.250%, 11/21/2021	360	372
2.050%, 09/30/2018	44	44
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	175
CRH America
6.000%, 09/30/2016	31	33
Dow Chemical
8.550%, 05/15/2019	22	27
5.250%, 11/15/2041	70	75
4.125%, 11/15/2021	86	91
3.000%, 11/15/2022	800	782

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
E.I. Du Pont de Nemours
5.600%, 12/15/2036	$80	$97
4.900%, 01/15/2041	25	27
1.950%, 01/15/2016	40	41
Eastman Chemical
4.650%, 10/15/2044	130	133
3.800%, 03/15/2025	280	285
2.700%, 01/15/2020	510	513
Ecolab
1.450%, 12/8/2017	31	31
Freeport-McMoRan
5.400%, 11/14/2034	90	88
4.550%, 11/14/2024	280	272
3.550%, 03/01/2022	10	9
3.100%, 03/15/2020	140	136
2.150%, 03/01/2017	81	81
Freeport-McMoran Oil & Gas
6.875%, 02/15/2023	36	40
6.500%, 11/15/2020	33	36
Glencore Finance Canada (B)
2.700%, 10/25/2017	250	253
2.050%, 10/23/2015	467	470
LYB International Finance BV
4.875%, 03/15/2044	125	129
Monsanto
4.700%, 07/15/2064	12	13
4.200%, 07/15/2034	12	12
3.375%, 07/15/2024	60	61
2.750%, 07/15/2021	50	50
Mosaic
5.625%, 11/15/2043	115	132
5.450%, 11/15/2033	199	225
4.875%, 11/15/2041	30	31
4.250%, 11/15/2023	60	63
3.750%, 11/15/2021	25	26
Nucor
4.000%, 08/01/2023	39	41
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	58
PPG Industries
9.000%, 05/01/2021	145	194
Praxair
5.200%, 03/15/2017	70	76
Rio Tinto Finance USA
2.875%, 08/21/2022	165	159
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	200	229
3.750%, 09/20/2021	450	462
Southern Copper
5.250%, 11/8/2042	370	331
Teck Resources
3.750%, 02/01/2023	39	35
Teck Resources Limited
6.250%, 07/15/2041	5	5
Union Carbide
7.750%, 10/01/2096	50	66
Vale Overseas
8.250%, 01/17/2034	75	90
6.875%, 11/21/2036	190	200
4.375%, 01/11/2022	885	848

		9,878

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/2017	400	439
3.125%, 07/16/2022	335	331
1.241%, 09/12/2016 (A)	220	222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AT&T
6.300%, 01/15/2038	$270	$327
5.800%, 02/15/2019	210	239
5.500%, 02/01/2018	100	110
5.350%, 09/01/2040	423	458
4.800%, 06/15/2044 (D)	145	148
4.350%, 06/15/2045	350	330
4.300%, 12/15/2042 (D)	300	285
3.875%, 08/15/2021	350	366
1.600%, 02/15/2017	45	45
BellSouth Telecommunications
6.300%, 12/15/2015	34	35
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (B)	210	227
British Telecommunications
5.950%, 01/15/2018	200	223
Centel Capital
9.000%, 10/15/2019	65	78
CenturyLink
7.650%, 03/15/2042	15	15
Deutsche Telekom International Finance
6.000%, 07/08/2019	175	203
5.750%, 03/23/2016	170	180
2.250%, 03/06/2017 (B)	770	782
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Orange
9.000%, 03/01/2031	50	76
2.750%, 09/14/2016	35	36
Qwest
6.750%, 12/01/2021	156	180
Rogers Communications
8.750%, 05/01/2032	70	101
5.450%, 10/01/2043	33	38
4.100%, 10/01/2023	80	84
Telefonica Chile
3.875%, 10/12/2022 (B)	210	205
Telefonica Emisiones SAU
5.877%, 07/15/2019	52	59
5.462%, 02/16/2021	23	26
5.134%, 04/27/2020	310	343
Verizon Communications
6.550%, 09/15/2043	862	1,104
6.400%, 09/15/2033	977	1,204
6.350%, 04/01/2019	120	139
5.150%, 09/15/2023	1,375	1,518
5.050%, 03/15/2034	92	98
4.862%, 08/21/2046 (B)(D)	776	797
4.500%, 09/15/2020	159	173
4.400%, 11/01/2034	1,802	1,791
4.150%, 03/15/2024	320	331
3.850%, 11/1/2042	200	178
3.500%, 11/01/2024	395	388
3.450%, 03/15/2021	150	153
3.000%, 11/01/2021	956	943
2.625%, 02/21/2020 (B)	24	24
2.500%, 09/15/2016	455	465
2.450%, 11/1/2022	90	85
Verizon Global Funding
5.850%, 09/15/2035	40	47

27	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vodafone Group PLC
5.450%, 06/10/2019	$75	$84
2.950%, 02/19/2023	475	458
1.625%, 03/20/2017	80	80

		16,316

Utilities — 1.7%
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	575	615
AGL Capital
6.375%, 07/15/2016	50	54
5.250%, 08/15/2019	50	56
Alabama Power
6.125%, 05/15/2038	18	24
5.875%, 12/01/2022	95	116
4.150%, 08/15/2044	70	73
Ameren Illinois
4.300%, 07/01/2044	155	166
American Electric Power
1.650%, 12/15/2017	403	403
American Water Capital
3.850%, 03/01/2024	120	126
3.400%, 03/01/2025	32	32
Appalachian Power
6.700%, 08/15/2037	100	134
5.950%, 05/15/2033	100	124
Arizona Public Service
5.050%, 09/01/2041	47	55
4.500%, 04/01/2042	15	16
Atmos Energy
4.125%, 10/15/2044	50	52
Berkshire Hathaway Energy
5.150%, 11/15/2043	105	119
4.500%, 02/01/2045 (B)	500	523
3.750%, 11/15/2023	156	163
Boston Gas
4.487%, 02/15/2042 (B)	35	38
Carolina Power & Light
5.300%, 01/15/2019	175	196
3.000%, 09/15/2021	194	199
2.800%, 05/15/2022	25	25
CenterPoint Energy
6.500%, 05/01/2018	50	57
CenterPoint Energy Resources
4.500%, 01/15/2021	81	89
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	198
Connecticut Light & Power
4.300%, 04/15/2044	130	141
Consolidated Edison of New York
5.700%, 06/15/2040	38	48
4.625%, 12/01/2054	120	131
4.450%, 03/15/2044	470	508
Consumers Energy
6.700%, 09/15/2019	100	119
4.350%, 08/31/2064	115	120
Detroit Edison
2.650%, 06/15/2022	26	26
Dominion Gas Holdings
4.600%, 12/15/2044	180	189

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dominion Resources
6.400%, 06/15/2018	$180	$205
5.250%, 08/01/2033	90	106
4.700%, 12/01/2044	190	202
2.500%, 12/01/2019	385	386
1.950%, 08/15/2016	165	167
DTE Energy
2.400%, 12/01/2019	24	24
Duke Energy
3.550%, 09/15/2021	76	79
Duke Energy Carolinas
4.300%, 06/15/2020	39	42
4.250%, 12/15/2041	28	30
Duke Energy Florida
3.850%, 11/15/2042	215	217
Duke Energy Indiana
4.200%, 03/15/2042	30	32
3.750%, 07/15/2020	52	55
Duke Energy Progress
4.100%, 05/15/2042	25	27
Duquesne Light Holdings
6.400%, 09/15/2020 (B)	500	584
Electricite de France
6.000%, 01/22/2114 (B)	240	280
Enel Finance International
5.125%, 10/07/2019 (B)	100	110
Exelon Generation
6.200%, 10/01/2017	100	111
4.000%, 10/01/2020 (D)	120	125
FirstEnergy
4.250%, 03/15/2023	340	351
2.750%, 03/15/2018	70	71
FirstEnergy, Ser C
7.375%, 11/15/2031	480	581
Florida Power & Light
5.950%, 10/01/2033	35	46
5.125%, 06/01/2041	28	34
Jersey Central Power & Light
7.350%, 02/01/2019	100	118
5.625%, 05/01/2016	300	317
4.700%, 04/01/2024 (B)	200	214
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	57	65
Kansas City Power & Light
5.300%, 10/01/2041	100	115
KeySpan Gas East
5.819%, 04/01/2041 (B)	400	514
Massachusetts Electric
5.900%, 11/15/2039 (B)	55	72
Metropolitan Edison
3.500%, 03/15/2023 (B)	350	348
MidAmerican Energy Holdings
6.500%, 09/15/2037	200	262
Nevada Power
7.125%, 03/15/2019	110	131
6.500%, 08/01/2018	40	46
5.450%, 05/15/2041	50	63
5.375%, 09/15/2040	12	15
NextEra Energy Capital Holdings
3.625%, 06/15/2023	100	101
Niagara Mohawk Power (B)
4.881%, 08/15/2019	80	88
4.278%, 10/01/2034	190	201

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NiSource Finance
5.800%, 02/01/2042	$149	$181
5.650%, 02/01/2045	50	60
Northern States Power
6.250%, 06/01/2036	100	136
5.350%, 11/01/2039	19	24
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	536
5.250%, 09/30/2040	250	306
Pacific Gas & Electric
8.250%, 10/15/2018	180	217
6.050%, 03/01/2034	160	204
5.800%, 03/01/2037	70	86
5.625%, 11/30/2017	525	584
5.400%, 01/15/2040	42	50
4.500%, 12/15/2041	48	52
3.250%, 09/15/2021	12	12
3.250%, 06/15/2023	145	145
Pacificorp
6.250%, 10/15/2037	90	122
5.650%, 07/15/2018	175	198
PacifiCorp
3.600%, 04/01/2024	345	357
PECO Energy
4.150%, 10/01/2044	385	409
Potomac Electric Power
3.600%, 03/15/2024	155	162
Progress Energy
3.150%, 04/01/2022	280	284
PSEG Power LLC
5.500%, 12/01/2015	100	104
5.320%, 09/15/2016	40	43
5.125%, 04/15/2020	45	50
4.150%, 09/15/2021	33	35
2.750%, 09/15/2016	200	205
Public Service Electric & Gas MTN
5.375%, 11/01/2039	28	35
4.000%, 06/01/2044	170	175
3.050%, 11/15/2024	150	151
2.700%, 05/01/2015	45	45
Public Service of Colorado
4.300%, 03/15/2044	95	102
Public Service of New Hampshire
3.500%, 11/01/2023	205	212
Public Service of Oklahoma
5.150%, 12/01/2019	83	93
Puget Energy
6.000%, 09/01/2021	190	222
San Diego Gas & Electric
6.000%, 06/01/2026	60	75
3.950%, 11/15/2041	14	15
Sempra Energy
6.000%, 10/15/2039	50	62
South Carolina Electric & Gas
4.500%, 06/01/2064	13	14
Southern
2.150%, 09/01/2019	375	373
1.950%, 09/01/2016	26	26
Southern California Edison
5.500%, 03/15/2040	50	63
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	61
3.875%, 06/01/2021	22	24
3.500%, 10/01/2023	205	215

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern California Gas
4.450%, 03/15/2044	$300	$337
Southern Power
5.150%, 09/15/2041	11	13
Southwestern Electric Power
3.550%, 02/15/2022	120	123
Southwestern Public Service
8.750%, 12/01/2018	90	112
Virginia Electric & Power
4.650%, 08/15/2043	245	274
4.450%, 02/15/2044	105	115
Virginia Electric and Power
2.950%, 01/15/2022	330	333
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		19,310

Total Corporate Obligations (Cost $259,516) ($ Thousands)		270,751

ASSET-BACKED SECURITIES — 9.1%

Automotive — 1.5%
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	78	78
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	49	49
Ally Auto Receivables Trust, Ser 2011-5, Cl A4
1.320%, 07/15/2016	104	104
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	2	2
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	164	164
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	80	81
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	574	574
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	455	455
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	1,608	1,602
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/2020	201	202
Ally Auto Receivables Trust, Ser 2014-SN2, Cl A3
1.030%, 09/20/2017	66	66
American Credit Acceptance Receivables Trust, Ser 2012- 3, Cl A
1.640%, 11/15/2016 (B)	9	9
American Credit Acceptance Receivables Trust, Ser 2013- 1, Cl A
1.450%, 04/16/2018 (B)	61	62
American Credit Acceptance Receivables Trust, Ser 2014- 2, Cl A
0.990%, 10/10/2017 (B)	197	197

29	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Credit Acceptance Receivables Trust, Ser 2014- 4, Cl A
1.330%, 07/10/2018 (B)	$135	$135
AmeriCredit Automobile Receivables Trust, Ser 2012- 5, Cl A3
0.620%, 06/08/2017	26	26
AmeriCredit Automobile Receivables Trust, Ser 2013- 2, Cl A2
0.530%, 11/08/2016	14	14
AmeriCredit Automobile Receivables Trust, Ser 2013- 4, Cl A2
0.740%, 11/08/2016	99	99
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	542	536
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	217	219
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	190	195
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (B)	231	231
Bank of The West Auto Trust, Ser 2014-1, Cl A4
1.650%, 03/16/2020 (B)	224	224
California Republic Auto Receivables Trust, Ser 2012- 1, Cl A
1.180%, 08/15/2017 (B)	25	25
California Republic Auto Receivables Trust, Ser 2014- 2, Cl A4
1.570%, 12/16/2019	148	148
California Republic Auto Receivables Trust, Ser 2014- 3, Cl A4
1.790%, 03/16/2020	154	154
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	36	36
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	868	869
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	205	207
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.596%, 11/20/2015 (A)	45	45
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A3
1.310%, 12/20/2017	80	80
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	135	136
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	347	347

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	$472	$475
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	323	324
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	280	281
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.456%, 06/20/2016 (A)	566	566
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	480	480
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	137	137
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	637	636
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	175	175
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	26	26
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (B)	122	122
CFC LLC, Ser 2014-1A, Cl A
1.460%, 12/17/2018 (B)	141	141
CFC LLC, Ser 2014-2A, Cl A
1.440%, 11/16/2020 (B)	219	218
Chrysler Capital Auto Receivables Trust, Ser 2014- BA, Cl A3
1.270%, 05/15/2019 (B)	163	163
CPS Auto Receivables Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	38	39
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (B)	202	203
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	198	198
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	72	71
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	243	242
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	215	214
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019 (B)	250	249
DT Auto Owner Trust, Ser 2014- 3A, Cl A
0.980%, 04/16/2018 (B)	274	274
Exeter Auto Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017 (B)	99	99

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Exeter Auto Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	$100	$100
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (B)	134	134
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (B)	71	71
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (B)	342	342
Fifth Third Auto Trust, Ser 2013- 1, Cl A3
0.880%, 10/16/2017	105	105
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	21	21
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	203	203
First Investors Auto Owner Trust, Ser 2014-3A, Cl A3
1.670%, 11/16/2020 (B)	83	83
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	190	189
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (B)	45	45
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (B)	22	22
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A3
0.890%, 09/15/2017	56	56
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	22	22
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	384	384
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	476	478
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A2
0.610%, 08/15/2017	200	200
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A3
1.060%, 05/15/2019	122	122
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (B)	800	789
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	365	365
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	125	125
Huntington Auto Trust, Ser 2011- 1A, Cl A4
1.310%, 11/15/2016 (B)	155	155
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	27	27

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	$9	$9
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	212	213
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	18	18
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (B)	120	121
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A3
0.830%, 12/15/2016	3	3
Santander Drive Auto Receivables Trust, Ser 2013- A, Cl A3
1.020%, 01/16/2018 (B)	198	198
Tidewater Auto Receivables Trust, Ser 2014-AA, Cl A3
1.400%, 07/15/2018 (B)	175	175

		17,479

Credit Cards — 1.5%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	876	877
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	562	562
American Express Credit Account Master Trust, Ser 2013-2, Cl A
0.575%, 05/17/2021 (A)	117	117
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	411	411
American Express Issuance Trust II, Ser 2013-2, Cl A
0.591%, 08/15/2019 (A)	755	757
BA Credit Card Trust, Ser 2007- A4, Cl A4
0.201%, 11/15/2019 (A)	445	442
BA Credit Card Trust, Ser 2014- A2, Cl A
0.431%, 09/16/2019 (A)	1,121	1,120
BA Credit Card Trust, Ser 2014- A3, Cl A
0.444%, 01/15/2020 (A)	792	792
Cabela’s Credit Card Master Note Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (B)	200	201
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A
1.480%, 07/15/2020	693	694
Chase Issuance Trust, Ser 2012- A4, Cl A4
1.580%, 08/16/2021	379	371
Chase Issuance Trust, Ser 2012- A8, Cl A8

31	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.540%, 10/16/2017	$400	$400
Chase Issuance Trust, Ser 2013- A6, Cl A6
0.581%, 07/15/2020 (A)	727	728
Chase Issuance Trust, Ser 2013- A7, Cl A
0.591%, 09/15/2020 (A)	538	539
Chase Issuance Trust, Ser 2013- A9, Cl A
0.581%, 11/16/2020 (A)	1,282	1,284
Chase Issuance Trust, Ser 2014- A5, Cl A5
0.531%, 04/15/2021 (A)	266	265
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.592%, 09/10/2020 (A)	1,345	1,345
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.358%, 05/09/2018 (A)	1,234	1,234
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	2,984	3,000
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	553	552
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.591%, 07/15/2021 (A)	445	446
MBNA Credit Card Master Note Trust, Ser 2004-A3, Cl A3
0.421%, 08/16/2021 (A)	667	664
World Financial Network Credit Card Master Trust, Ser 2014- B, Cl A
0.610%, 07/15/2019	299	299

		17,100

Mortgage Related Securities — 1.1%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.790%, 04/25/2034 (A)	90	89
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.220%, 01/25/2034 (A)	505	479
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.145%, 12/25/2034 (A)	446	439
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.710%, 03/25/2035 (A)	85	85
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
0.915%, 09/25/2033 (A)	190	183
Argent Securities, Ser 2003-W5, Cl M1
1.205%, 10/25/2033 (A)	552	538
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.830%, 06/25/2035 (A)	392	387
Bear Stearns Asset-Backed Securities I Trust, Ser 2004- BO1, Cl M5
1.570%, 10/25/2034 (A)	360	361

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Asset-Backed Securities I Trust, Ser 2004- HE10, Cl M1
1.130%, 12/25/2034 (A)	$429	$403
Bear Stearns Asset-Backed Securities I Trust, Ser 2005- TC2, Cl A3
0.525%, 08/25/2035 (A)	276	275
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD1, Cl 1A3
0.570%, 08/25/2043 (A)	469	463
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.435%, 02/25/2036 (A)	265	263
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.420%, 11/25/2037 (A)	49	48
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	384
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.326%, 01/20/2036 (A)	580	577
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.316%, 03/20/2036 (A)	44	44
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.355%, 03/20/2036 (A)	48	47
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.646%, 03/20/2036 (A)	2,000	1,878
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.366%, 11/20/2036 (A)	424	424
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.520%, 07/25/2034 (A)(B)	18	18
Master Asset Backed Securities Trust, Ser 2005-OPT1, Cl M1
0.770%, 03/25/2035 (A)	695	695
Morgan Stanley ABS Capital I Trust, Ser 2005-HE5, Cl M1
0.590%, 09/25/2035 (A)	550	539
Morgan Stanley ABS Capital I Trust, Ser 2005-HE6, Cl A2C
0.490%, 11/25/2035 (A)	541	529
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.875%, 10/25/2033 (A)(B)	190	179
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.650%, 07/25/2035 (A)	706	703
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.540%, 09/25/2035 (A)	681	679
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	530	529
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.820%, 03/25/2035 (A)	$520	$511
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	43	43
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	37	37
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	59	59
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	42	42
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053 (B)	199	199
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (B)	174	174
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (B)	161	161
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	135	136

		12,600

Other Asset-Backed Securities — 5.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.970%, 12/27/2022 (A)(B)	125	126
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.955%, 12/26/2044 (A)(B)	211	210
Access Group, Ser 2004-2, Cl A3
0.424%, 10/25/2024 (A)	400	377
Airspeed, Ser 2007-1A, Cl G2
0.441%, 06/15/2032 (A)(B)	446	383
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	795	789
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,328	1,323
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.651%, 10/15/2019 (A)	818	818
ALM VII, Ser 2012-7A, Cl A1
1.651%, 10/19/2024 (A)(B)	450	449
Ascentium Equipment Receivables, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (B)	9	9
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	97	97
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.433%, 02/25/2035 (A)	850	880
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.234%, 10/27/2036 (A)	400	405

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.600%, 02/25/2031 (A)(B)	$215	$204
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (B)	49	48
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.131%, 10/15/2021 (A)(B)	250	250
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	—	—
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.291%, 11/25/2034	123	126
CIT Education Loan Trust, Ser 2007-1, Cl A
0.345%, 03/25/2042 (A)(B)	635	605
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	113	113
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	182	181
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (B)	200	200
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.670%, 10/25/2034 (A)	614	577
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.710%, 12/25/2034 (A)	511	483
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.301%, 07/15/2036 (A)	106	97
Cronos Containers Program I, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	155	155
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
0.351%, 11/15/2035 (A)	537	482
Educational Funding of the South, Ser 2011-1, Cl A2
0.884%, 04/25/2035 (A)	455	454
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.170%, 08/25/2034 (A)	1,160	1,068
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF4, Cl M1
0.600%, 05/25/2035 (A)	439	436
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl A2D
0.550%, 09/25/2035 (A)	254	253
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	1,423	1,431

33	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	$539	$545
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018 (A)	112	112
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	275	277
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	387	386
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	640	639
GCAT, Ser 2014-1, Cl A1
3.228%, 07/25/2019 (A)(B)	246	246
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (B)	570	563
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (B)	188	189
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	50	50
GSAMP Trust, Ser 2005-HE4, Cl M1
0.620%, 07/25/2045 (A)	830	829
Higher Education Funding I, Ser 2014-1, Cl A
1.283%, 05/25/2034 (A)(B)	483	478
HLSS Servicer Advance Receivables Trust, Ser 2012- T2, Cl A2
1.990%, 10/15/2045 (B)	146	147
HLSS Servicer Advance Receivables Trust, Ser 2013- T1, Cl A2
1.495%, 01/16/2046 (B)	150	150
HLSS Servicer Advance Receivables Trust, Ser 2013- T7, Cl AT7
1.981%, 11/15/2046 (B)	586	580
HLSS Servicer Advance Receivables Trust, Ser 2014- T1, Cl AT1
1.244%, 01/17/2045 (B)	250	250
HLSS Servicer Advance Receivables Trust, Ser 2014- T2, Cl AT2
2.217%, 01/15/2047 (B)	111	111
ING Investment Management, Ser 2012-4A, Cl A1
1.621%, 10/15/2023 (A)(B)	450	447
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	312	333
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (B)	295	313
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	409	413

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (B)	$200	$200
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
0.620%, 06/25/2035 (A)	917	910
Key Resorts, Ser 2014-A, Cl A
3.220%, 03/17/2031 (B)	123	123
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	316	337
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.420%, 03/25/2032 (A)	86	86
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	837	890
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	200	200
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2A
2.740%, 02/15/2029 (B)	818	817
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.465%, 03/27/2023 (A)	312	312
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.665%, 06/25/2031 (A)	1,005	999
Navient Student Loan Trust, Ser 2014-2, Cl A
0.795%, 03/25/2043 (A)	1,006	1,001
Navient Student Loan Trust, Ser 2014-3, Cl A
0.775%, 03/25/2043 (A)	1,006	1,000
Navient Student Loan Trust, Ser 2014-4, Cl A
0.775%, 03/25/2043 (A)	585	581
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.600%, 04/25/2023 (A)	501	501
Navient Student Loan Trust, Ser 2014-8, Cl B
1.650%, 07/26/2049 (A)	54	52
Navitas Equipment Receivables,
Ser 2013-1, Cl A
1.950%, 11/15/2016 (B)	57	57
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.414%, 10/27/2036 (A)	464	460
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.394%, 01/25/2037 (A)	424	419
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.344%, 10/25/2033 (A)	311	303
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.347%, 03/23/2037 (A)	100	98
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.323%, 11/23/2022 (A)	136	136

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.314%, 10/26/2026 (A)	$463	$462
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.243%, 11/27/2018 (A)	30	30
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.605%, 03/25/2026 (A)(B)	172	171
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.970%, 04/25/2046 (A)(B)	158	160
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.020%, 02/25/2043 (A)(B)	898	911
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.105%, 11/25/2043 (A)(B)	500	502
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.034%, 07/25/2025 (A)	450	451
NYMT Residential, Ser 2012- RP1A, Cl NOTE
4.250%, 12/25/2017 (A)(B)	149	149
NYMT Residential, Ser 2013- RP3A, Cl NOTE
4.850%, 09/25/2018 (B)	318	318
OAK Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (B)	341	341
OneMain Financial Issuance Trust, Ser 2014-2A, Cl A
2.470%, 09/18/2024 (B)	478	480
Park Place Securities, Ser 2004- MCW1, Cl M1
1.107%, 10/25/2034 (A)	123	122
Park Place Securities, Ser 2004- MHQ1, Cl M2
1.295%, 12/25/2034 (A)	469	470
Park Place Securities, Ser 2004- WCW1, Cl M2
1.190%, 09/25/2034 (A)	711	706
Park Place Securities, Ser 2004- WCW2, Cl M1
1.100%, 10/25/2034 (A)	186	186
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.510%, 10/25/2035 (A)	9	9
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.470%, 03/25/2036 (A)	225	219
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	438
Scholar Funding Trust, Ser 2011-A, Cl A
1.133%, 10/28/2043 (A)(B)	337	339
Selene Non-Performing Loans, Ser 2014-1A, Cl A
2.981%, 05/25/2054 (B)	101	100
SLC Student Loan Trust, Ser 2007-2, Cl A2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.583%, 05/15/2028 (A)	$128	$127
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (B)	550	565
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.911%, 10/16/2023 (A)(B)	66	66
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.911%, 06/15/2045 (A)(B)	655	674
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.970%, 11/25/2043 (A)	180	180
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.811%, 07/15/2022 (A)(B)	156	156
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.991%, 12/15/2025 (A)(B)	350	349
SLM Student Loan Trust, Ser 2004-8, Cl B
0.694%, 01/25/2040 (A)	131	120
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.334%, 04/25/2025 (A)	82	81
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.434%, 07/27/2026 (A)	198	201
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.384%, 10/25/2029 (A)	779	752
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.354%, 01/27/2025 (A)	400	399
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.404%, 01/25/2041 (A)	540	505
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.334%, 01/25/2021 (A)	531	522
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.304%, 04/25/2022 (A)	35	35
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.394%, 01/25/2041 (A)	540	502
SLM Student Loan Trust, Ser 2007-2, Cl B
0.404%, 07/25/2025 (A)	178	161
SLM Student Loan Trust, Ser 2007-6, Cl B
1.084%, 04/27/2043 (A)	149	138
SLM Student Loan Trust, Ser 2007-7, Cl B
0.984%, 10/25/2028 (A)	250	228
SLM Student Loan Trust, Ser 2008-2, Cl B
1.434%, 01/25/2029 (A)	160	148
SLM Student Loan Trust, Ser 2008-3, Cl B
1.434%, 04/25/2029 (A)	160	149
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.884%, 07/25/2022 (A)	1,300	1,366
SLM Student Loan Trust, Ser 2008-4, Cl B

35	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.084%, 04/25/2029 (A)	$160	$161
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.534%, 01/25/2018 (A)	127	128
SLM Student Loan Trust, Ser 2008-5, Cl B
2.084%, 07/25/2029 (A)	160	164
SLM Student Loan Trust, Ser 2008-6, Cl B
2.084%, 07/25/2029 (A)	160	161
SLM Student Loan Trust, Ser 2008-7, Cl B
2.084%, 07/25/2029 (A)	160	161
SLM Student Loan Trust, Ser 2008-8, Cl B
2.484%, 10/25/2029 (A)	160	169
SLM Student Loan Trust, Ser 2008-9, Cl B
2.484%, 10/25/2029 (A)	160	169
SLM Student Loan Trust, Ser 2010-1, Cl A
0.570%, 03/25/2025 (A)	310	310
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.905%, 05/26/2026 (A)	211	212
SLM Student Loan Trust, Ser 2012-6, Cl B
1.170%, 04/27/2043 (A)	249	233
SLM Student Loan Trust, Ser 2013-2, Cl B
1.655%, 06/25/2043 (A)	128	125
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.470%, 05/26/2020 (A)	287	286
SLM Student Loan Trust, Ser 2013-3, Cl B
1.670%, 09/25/2043 (A)	136	133
SLM Student Loan Trust, Ser 2013-4, Cl A
0.720%, 06/25/2027 (A)	382	383
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.555%, 10/26/2020 (A)	228	228
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.655%, 02/25/2021 (A)	125	125
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	129	132
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	630	625
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.535%, 07/26/2021 (A)	395	394
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.760%, 03/26/2029 (A)	448	449
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.761%, 07/15/2022 (A)(B)	162	162
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	225	228
SpringCastle America Funding, Ser 2014-AA, Cl A

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.700%, 05/25/2023 (B)	$681	$680
SpringCastle America Funding, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (B)	125	126
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	600	602
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (B)	250	253
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	467	467
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (B)	—	—
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (B)	63	63
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (B)	172	172
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.770%, 05/25/2035 (A)	863	863
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.320%, 07/25/2036 (A)	340	338
TAL Advantage, Ser 2006-1A, Cl N
0.355%, 04/20/2021 (A)(B)	140	139
Trade Maps, Ser 2013-1A, Cl A
0.862%, 12/10/2018 (A)(B)	737	738
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.555%, 10/15/2015 (A)(B)	137	138
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.105%, 10/15/2021 (A)(B)	266	266
Vericrest Opportunity Loan Transferee, Ser 2014-3A, Cl A1
3.250%, 05/25/2054	144	144
Vericrest Opportunity Loan Transferee, Ser 2014-NPL4, Cl A1
3.125%, 04/27/2054 (B)	532	529
VOLT XIX, Ser 2014-NP11, Cl A1
3.875%, 04/26/2055 (B)	455	455
VOLT XX, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054 (B)	—	—
VOLT XXIII, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053 (B)	176	177
VOLT XXIV, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053 (B)	307	308
VOLT XXVI, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (B)	293	292
VOLT XXVII, Ser 2014-NPL7, Cl A1
3.125%, 08/27/2057 (B)	460	460
VOLT, Ser 2013-NPL5, Cl A1
3.625%, 04/25/2055	—	—

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
VOLT, Ser 2014-NPL1, Cl A1
3.625%, 10/27/2053	$174	$175
VOLT, Ser 2014-NPL5, Cl A1
3.228%, 09/25/2058	277	277
VOLT, Ser 2014-NPL6, Cl A2
4.250%, 09/25/2043	100	98

		56,455

Total Asset-Backed Securities (Cost $101,779) ($ Thousands)		103,634

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FHLB
5.500%, 07/15/2036	300	411
0.875%, 05/24/2017	10	10
0.750%, 05/26/2015 (E)	950	950
0.063%, 01/28/2015	2,865	2,865
FICO STRIPS, PO
9.800%, 11/30/2017	875	1,086
9.700%, 04/05/2019	320	425
8.600%, 09/26/2019	845	1,099
3.631%, 12/06/2017	660	634
1.628%, 10/06/2017	360	347
0.080%, 09/26/2019	100	91
0.000%, 05/11/2018 to 12/06/2018	2,125	1,999
FNMA
5.375%, 06/12/2017	50	55
3.920%, 06/01/2017	600	585
2.628%, 10/09/2019	4,270	3,839
2.625%, 09/06/2024	303	307
Resolution Funding STRIPS
2.241%, 07/15/2020	2,915	2,589
1.827%, 10/15/2019	200	182
Tennessee Valley Authority
5.880%, 04/01/2036	250	341
5.250%, 09/15/2039	390	497
4.625%, 09/15/2060	60	68
2.875%, 09/15/2024	835	846
1.750%, 10/15/2018	83	84

Total U.S. Government Agency Obligations (Cost $18,886) ($ Thousands)		19,310

SOVEREIGN DEBT — 1.4%
Brazilian Government International Bond
5.000%, 01/27/2045	200	196
Brazilian Government International Bond
4.250%, 01/07/2025	200	200
Colombia Government International Bond
5.625%, 02/26/2044	1,070	1,204
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.625%, 12/01/2023	530	562
Indonesia Government International Bond
3.750%, 04/25/2022 (B)	470	463
Israel Government AID Bond
2.970%, 02/15/2025	1,000	754
2.901%, 08/15/2025	609	451
2.564%, 11/15/2019	500	454

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mexico Government International Bond MTN
5.750%, 10/12/2110	$639	$687
5.550%, 01/21/2045	3,332	3,874
4.750%, 03/08/2044	60	63
4.000%, 10/02/2023	144	149
3.500%, 01/21/2021	195	199
Poland Government International Bond
4.000%, 01/22/2024	1,257	1,334
Province of Manitoba Canada
3.050%, 05/14/2024	230	238
Province of Quebec Canada
6.350%, 01/30/2026	70	90
2.625%, 02/13/2023	620	619
Russia Government International Bond
7.500%, 03/31/2030 (B)	761	789
Slovakia Government International Bond
4.375%, 05/21/2022 (B)	680	735
Slovenia Government International Bond (B)
5.850%, 05/10/2023	200	226
5.500%, 10/26/2022	420	466
5.250%, 02/18/2024	415	456
South Africa Government International Bond
5.875%, 09/16/2025	750	845
Turkey Government International Bond
6.250%, 09/26/2022	450	514
5.750%, 03/22/2024	580	648
United Mexican States MTN
6.050%, 01/11/2040	100	122

Total Sovereign Debt (Cost $15,250) ($ Thousands)		16,338

MUNICIPAL BONDS — 0.6%
American Municipal Power, Build America Project, RB
7.499%, 02/15/2050	80	119
California State, Build America Project, GO
7.600%, 11/01/2040	235	367
6.650%, 03/01/2022	250	309
California State, GO
6.200%, 03/01/2019	300	345
Chicago, Ser B, GO
6.314%, 01/01/2044	380	403
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	285	418
Houston, Ser A, GO
6.290%, 03/01/2032	470	595
Illinois State, GO
5.877%, 03/01/2019	120	132
5.100%, 06/01/2033	535	531
4.950%, 06/01/2023	650	681
4.350%, 06/01/2018	475	496
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	270	402

37	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	$25	$33
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	345	500
New York and New Jersey, Port Authority, RB
5.647%, 11/01/2040	105	129
4.458%, 10/01/2062	365	387
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	311	450
Ohio State University, Ser A, RB
4.800%, 06/01/2111	266	286

Total Municipal Bonds (Cost $5,627) ($ Thousands)		6,583

COLLATERALIZED DEBT OBLIGATIONS — 0.3%

Other Asset-Backed Securities — 0.3%
AMMC CLO XIV, Ser 2014-14A, Cl A1L
1.680%, 07/27/2026 (A)(B)	500	495
Ballyrock CLO, Ser 2014-1A, Cl A1
1.711%, 10/20/2026 (A)(B)	150	150
Cent CLO 18 Ltd., Ser 2013-18A, Cl A
1.353%, 07/23/2025 (A)(B)	500	487
Eaton Vance CLO, Ser 2014-1A, Cl A
1.685%, 07/15/2026 (A)(B)	200	198
Flatiron CLO, Ser 2014-1A, Cl A1
1.607%, 07/17/2026 (A)(B)	500	494
ING Investment Management CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A)(B)	540	536
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.652%, 11/20/2023 (A)(B)	450	447
Voya CLO, Ser 2014-2A, Cl A1
1.673%, 07/17/2026 (A)(B)	500	495

		3,302

Total Collateralized Debt Obligations (Cost $3,332) ($ Thousands)		3,302

U.S. TREASURY OBLIGATIONS — 31.3%
U.S. Treasury Bills (F)
0.038%, 03/19/2015	29	29
U.S. Treasury Bonds
6.375%, 08/15/2027	50	72
6.125%, 08/15/2029	50	73
5.375%, 02/15/2031	100	139
5.250%, 02/15/2029	100	134
5.000%, 05/15/2037	965	1,376
4.750%, 02/15/2037	100	138
4.500%, 05/15/2038	200	266
4.375%, 02/15/2038	550	720
4.250%, 05/15/2039	100	129
3.750%, 11/15/2043	6,334	7,614
3.625%, 08/15/2043	688	809

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.625%, 02/15/2044	$6,559	$7,719
3.375%, 05/15/2044	920	1,036
3.250%, 12/31/2016	500	525
3.125%, 11/15/2041	30	32
3.125%, 02/15/2043	340	365
3.125%, 08/15/2044	8,535	9,188
3.000%, 11/15/2044	3,200	3,363
2.875%, 05/15/2043	17,600	18,001
2.750%, 08/15/2042	3,855	3,854
2.750%, 11/15/2042	6,703	6,696
2.625%, 11/15/2020	200	209
U.S. Treasury Inflation Protected Securities
2.500%, 01/15/2029	111	137
2.375%, 01/15/2025	88	104
2.125%, 02/15/2040	231	299
1.750%, 01/15/2028	113	128
1.625%, 01/15/2015	410	410
1.375%, 02/15/2044	4,442	5,027
0.750%, 02/15/2042	221	214
0.625%, 01/15/2024	153	153
0.625%, 02/15/2043	2,861	2,689
0.500%, 04/15/2015	931	919
0.125%, 04/15/2016	2,711	2,702
0.125%, 04/15/2017	951	952
0.125%, 01/15/2022	525	510
0.125%, 07/15/2024	1,680	1,618
U.S. Treasury Notes
4.625%, 11/15/2016	1,400	1,504
4.500%, 05/15/2017 to 05/15/2017	7,575	7,724
4.250%, 11/15/2017 to 11/15/2017	5,059	5,311
3.500%, 02/15/2018	1,350	1,447
3.125%, 04/30/2017	2,338	2,463
3.125%, 05/15/2019	5,595	5,964
3.125%, 05/15/2021	1,250	1,341
2.750%, 05/31/2017	1,000	1,046
2.750%, 02/15/2019	250	263
2.500%, 05/15/2024	3,499	3,605
2.375%, 05/31/2018	500	518
2.375%, 08/15/2024	5,310	5,405
2.250%, 11/30/2017 to 11/30/2017	4,755	4,897
2.250%, 07/31/2021	1,867	1,904
2.250%, 11/15/2024	20,547	20,685
2.125%, 01/31/2021	520	528
2.125%, 06/30/2021	4,720	4,777
2.000%, 05/31/2021	6,400	6,428
2.000%, 10/31/2021	925	927
2.000%, 02/15/2022	200	200
1.875%, 11/30/2021	2,474	2,460
1.750%, 09/30/2019	1,051	1,057
1.750%, 05/15/2023	995	969
1.625%, 03/31/2019	3,880	3,897
1.625%, 04/30/2019	5,205	5,223
1.625%, 06/30/2019	3,590	3,599
1.625%, 07/31/2019	2,507	2,511
1.625%, 08/31/2019	4,096	4,100
1.625%, 12/31/2019	6,007	5,998
1.500%, 07/31/2016 to 07/31/2016	12,105	12,117
1.500%, 08/31/2018	400	402
1.500%, 01/31/2019	3,329	3,330
1.500%, 05/31/2019	3,637	3,628
1.500%, 10/31/2019	10,803	10,737

38	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.500%, 11/30/2019 to 11/30/2019	$4,097	$4,052
1.375%, 02/28/2019	13,785	13,711
1.000%, 12/15/2017	1,662	1,658
0.875%, 09/15/2016	3,180	3,197
0.875%, 07/15/2017	3,580	3,576
0.875%, 08/15/2017	7,092	7,075
0.875%, 10/15/2017	10,657	10,616
0.750%, 02/28/2018	6,490	6,401
0.625%, 12/31/2016	3,912	3,907
0.625%, 08/31/2017	9,135	9,048
0.625%, 09/30/2017	7,211	7,134
0.500%, 08/31/2016	8,680	8,677
0.500%, 09/30/2016	2,318	2,315
0.375%, 10/31/2016	6,718	6,690
0.250%, 05/15/2015	3,210	3,212
U.S. Treasury STRIPS (F)
6.291%, 05/15/2024	200	161
6.075%, 05/15/2026	100	76
5.741%, 05/15/2036	100	56
5.662%, 05/15/2029	100	69
5.610%, 02/15/2024	75	61
5.290%, 05/15/2034	175	104
5.260%, 08/15/2027	800	581
5.152%, 02/15/2034	250	149
5.111%, 02/15/2028	653	467
5.043%, 05/15/2028	700	496
5.026%, 08/15/2033	300	181
4.993%, 05/15/2033	425	259
4.910%, 11/15/2026	1,100	818
4.721%, 08/15/2019	1,350	1,251
4.403%, 02/15/2030	1,300	873
4.374%, 11/15/2032	250	154
4.347%, 05/15/2030	400	267
4.343%, 11/15/2030	1,450	953
4.320%, 11/15/2033	750	450
4.233%, 11/15/2029	550	372
4.211%, 02/15/2027	1,350	995
4.113%, 11/15/2027	1,930	1,392
4.069%, 05/15/2043	1,150	511
3.979%, 08/15/2020	3,550	3,195
3.957%, 05/15/2027	315	230
3.938%, 11/15/2024	250	198
3.891%, 08/15/2030	700	463
3.876%, 02/15/2033	100	61
3.860%, 11/15/2016 (D)	200	198
3.679%, 02/15/2017	4,460	4,386
3.648%, 11/15/2031	710	452
3.621%, 05/15/2032	850	533
3.611%, 05/15/2031	560	362
3.593%, 02/15/2031	1,025	669
3.509%, 05/15/2018	250	239
3.459%, 02/15/2018	925	891
3.379%, 02/15/2032	900	568
3.370%, 08/15/2031	275	177
3.350%, 08/15/2029	275	188
3.340%, 05/15/2020	3,359	3,046
3.270%, 02/15/2029	700	485
3.226%, 11/15/2017	650	630
3.019%, 05/15/2035	100	57
2.941%, 05/15/2019	1,875	1,746
2.910%, 11/15/2034	200	117
2.800%, 08/15/2028	100	70
2.733%, 08/15/2022	100	85
2.724%, 08/15/2023	500	412
2.713%, 05/15/2023	1,700	1,412

Description	Face Amount ($ Thousands)/Shares /Contracts	Market Value ($ Thousands)
2.712%, 08/15/2021	$450	$394
2.687%, 02/15/2023 (D)	3,550	2,968
2.586%, 05/15/2025	300	234
2.585%, 08/15/2018	850	810
2.562%, 05/15/2022	400	342
2.527%, 11/15/2022	1,100	928
2.509%, 11/15/2023	100	82
2.474%, 02/15/2022	1,885	1,623
2.398%, 02/15/2021	2,880	2,554
2.324%, 11/15/2021	1,600	1,389
1.961%, 05/15/2021	3,665	3,222
1.879%, 11/15/2019	200	184
1.430%, 08/15/2026	47	35
1.274%, 02/15/2020	2,435	2,226
1.136%, 02/15/2035	40	23

Total U.S. Treasury Obligations (Cost $342,644) ($ Thousands)		355,163

CASH EQUIVALENTS — 6.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	74,555,812	74,556

Total Cash Equivalents (Cost $74,556) ($ Thousands)		74,556

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.080% **† (C)	5,922,738	5,923

Total Affiliated Partnership (Cost $5,923) ($ ThousandF(s)		5,923

COMMERCIAL PAPER — 0.2%
National Rural Utilities
0.150%, 01/27/2015 (F)	2,045	2,045

Total Commercial Paper (Cost $2,045) ($ Thousands)		2,045

Total Investments — 109.1% (Cost $1,200,642) ($ Thousands) ‡‡		$1,239,345

PURCHASED OPTIONS*†† — 0.0%
February 2015, U.S. Long Treasury Bond Call, Expires: 01/17/2015, Strike Price: $147.00	24	8
February 2015, U.S. Long Treasury Bond Put, Expires: 01/17/2015, Strike Price: $144.00	9	8
February 2015, U.S. Long Treasury Bond Put, Expires: 01/17/2015, Strike Price: $142.00	24	7

Total Purchased Options (Cost $49) ($ Thousands)		23

39	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

Description	Contracts	Market Value ($ Thousands)
WRITTEN OPTIONS*†† — 0.0%
February 2015, U.S. 10-Year Treasury Note Call, Expires: 01/17/2015, Strike Price: $129.00	(47)	$(4)
February 2015, U.S. 10-Year Treasury Note Call, Expires: 01/17/2015, Strike Price: $129.50	(33)	(2)
February 2015, U.S. 10-Year Treasury Note Put, Expires: 01/17/2015 Strike Price: $125.50	(17)	(3)
February 2015, U.S. 10-Year Treasury Note Put, Expires: 01/17/2015, Strike Price: $123.50	(16)	0
February 2015, U.S. 10-Year Treasury Note Put, Expires: 01/17/2015, Strike Price: $124.00	(16)	(1)
February 2015, U.S. Long Treasury Bond Call, Expires: 01/17/2015, Strike Price: $150.00	(48)	(3)
March 2015, 10-Year Treasury Note Put, Expires: 02/21/2015, Strike Price: $139.00	(24)	(2)
January 2015 Eurodollar 2 Year Midcurve Put, Expires 01/17/2015, Strike Price: $98.00	(17)	(4)
June 2015, Eurodollar Futures Call, Expires: 06/20/2015, Strike Price: $99.50	(21)	(7)
June 2015, Eurodollar Futures Put, Expires 06/20/2015, Strike Price: $99.50	(21)	(3)
March 2015, U.S. 10-Year Treasury Note Call, Expires: 02/21/2015, Strike Price: $129.00	(12)	(3)
March 2015, U.S. 10-Year Treasury Note Put, Expires: 02/21/2015, Strike Price: $130.00	(24)	(4)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation: 0.00%	(1,490,000)	(1)

Total Written Options (Premiums Received $97) ($ Thousands)		$(37)

40	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation Depreciation ($ Thousands)
90-Day Euro$	34	Dec-2015	$(20)
90-Day Euro$	10	Dec-2016	7
90-Day Euro$	(10)	Dec-2017	(12)
90-Day Euro$	35	Jun-2016	12
90-Day Euro$	(62)	Jun-2018	(116)
U.S. 10-Year Treasury Note	66	Mar-2015	47
U.S. 10-Year Treasury Note	(119)	Mar-2015	(49)
U.S. 2-Year Treasury Note	(305)	Mar-2015	74
U.S. 2-Year Treasury Note	16	Mar-2015	(3)
U.S. 5-Year Treasury Note	329	Mar-2015	35
U.S. Long Treasury Bond	(92)	Mar-2015	(347)
U.S. Ultra Long Treasury Bond	(128)	Mar-2015	(957)
U.S. Ultra Long Treasury Bond	28	Mar-2015	201

			$(1,128)

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding OTC swap agreements held by the Fund at December 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month LIBOR	11/15/2027	$415	$(26)
Barclays Bank PLC	2.42%	3-Month LIBOR	11/15/2027	420	(22)
Citigroup	2.71%	3-Month LIBOR	08/15/2042	830	(11)

					$(59)

A list of the outstanding centrally cleared swap agreements held by the Fund at December 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3-Month LIBOR	11/15/2043	$725	$(149)

For the period ended December 31, 2014, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,136,270 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	For the period ended December 31, 2014, the total amount of open purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(A)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $5,923 ($ Thousands).
(D)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $5,748 ($ Thousands).

(E)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on December 31, 2014. The coupon on a step bond changes on a specified date.

(F)	The rate reported is the effective yield at time of purchase.

41	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

December 31, 2014

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

ULC — Unlimited Liability Company

TBA — To Be Announced

USD — United States Dollar

‡‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $1,200,642 ($ Thousands), and the unrealized appreciation and depreciation were $43,637 ($ Thousands) and $(4,934) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$381,740	$—	$381,740
Corporate Obligations	—	270,751	—	270,751
Asset-Backed Securities	—	103,634	—	103,634
U.S. Government Agency
Obligations	—	19,310	—	19,310
Sovereign Debt	—	16,338	—	16,338
Municipal Bonds	—	6,583	—	6,583
Collateralized Debt Obligations	—	3,302	—	3,302
U.S. Treasury Obligations	—	355,163	—	355,163
Cash Equivalents	74,556	—	—	74,556
Affiliated Partnership	—	5,923	—	5,923
Commercial Paper	—	2,045	—	2,045

Total Investments in Securities	$74,556	$1,164,789	$—	$1,239,345

(continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$23	$—	$23
Written Options	—	(37)	—	(37)
Futures Contracts *
Unrealized Appreciation	376	—	—	376
Unrealized Depreciation	(1,504)	—	—	(1,504)
OTC Swaps
Interest Rate Swaps
Unrealized Appreciation	—	—	—	—
Unrealized Depreciation	—	(59)	—	(59)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	—	—	—
Unrealized Depreciation	—	(149)	—	(149)

Total Other Financial Instruments	$(1,128)	$(222)	$—	$(1,350)

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “-” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

42	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.7%

Consumer Discretionary — 19.0%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/2022 (A)	$1,651	$1,692
Academy
9.250%, 08/01/2019 (A)	655	688
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)	150	1
0.000%, 01/15/2009 (B)	225	2
Adelphia Communications (Escrow Security), Ser B PIK
0.000%, 02/15/2004 (B)	25	—
Affinion Group
7.875%, 12/15/2018	1,400	1,015
Affinity Gaming
9.000%, 05/15/2018	1,675	1,608
American Achievement
10.875%, 04/15/2016 (A)	3,335	3,193
American Axle & Manufacturing
6.250%, 03/15/2021	595	625
Apex Tool Group
7.000%, 02/01/2021 (A)	1,705	1,458
Armored Autogroup
9.250%, 11/01/2018	845	841
Ashtead Capital
6.500%, 07/15/2022 (A)	3,855	4,096
Aventine (Escrow Security) PIK
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	1
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,505
Belo
7.750%, 06/01/2027	1,675	1,834
Bon-Ton Department Stores
8.000%, 06/15/2021	2,780	2,321
Boyd Gaming
9.000%, 07/01/2020	1,980	2,025
Cablevision Systems
7.750%, 04/15/2018	500	550
5.875%, 09/15/2022	1,917	1,941
Caesars Entertainment Operating
9.000%, 02/15/2020	11,410	8,433
8.500%, 02/15/2020	1,260	951
Caesars Entertainment Resort Properties
8.000%, 10/01/2020 (A)	3,259	3,194
Caesars Growth Properties Holdings
9.375%, 05/01/2022 (A)	780	686
Carmike Cinemas
7.375%, 05/15/2019	750	797
CBS Outdoor Americas Capital
5.875%, 03/15/2025 (A)	800	806
5.250%, 02/15/2022 (A)	390	393
CCO Holdings
7.375%, 06/01/2020	835	885
6.500%, 04/30/2021	2,350	2,467
5.250%, 03/15/2021	1,200	1,209
5.125%, 02/15/2023	2,000	1,955
CCOH Safari
5.750%, 12/01/2024	4,759	4,813
5.500%, 12/01/2022	2,129	2,161

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cedar Fair
5.375%, 06/01/2024 (A)	$1,174	$1,168
5.250%, 03/15/2021	2,250	2,261
Century Communities
6.875%, 05/15/2022 (A)	2,295	2,295
Cequel Communications Holdings I
6.375%, 09/15/2020 (A)	3,560	3,685
5.125%, 12/15/2021 (A)	360	349
Chester Downs & Marina
9.250%, 02/01/2020 (A)	4,130	3,015
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (A)	525	465
Chrysler Group
8.250%, 06/15/2021	4,955	5,488
Cinemark USA
7.375%, 06/15/2021	565	602
5.125%, 12/15/2022	1,390	1,359
4.875%, 06/01/2023	500	472
Claire’s Stores
9.000%, 03/15/2019 (A)	1,590	1,566
8.875%, 03/15/2019	745	603
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,460	1,535
6.500%, 11/15/2022	3,245	3,331
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,050
Columbus International
7.375%, 03/30/2021 (A)	3,330	3,488
Conn’s
7.250%, 07/15/2022 (A)	2,427	1,820
CSC Holdings
8.625%, 02/15/2019	2,125	2,470
6.750%, 11/15/2021	1,250	1,381
5.250%, 06/01/2024 (A)	4,069	4,089
CST Brands
5.000%, 05/01/2023	350	353
Dana Holding
6.750%, 02/15/2021	1,108	1,172
6.000%, 09/15/2023	495	517
5.500%, 12/15/2024	465	470
5.375%, 09/15/2021	200	206
DBP Holding
7.750%, 10/15/2020 (A)	936	796
DCP
10.750%, 08/15/2015 (A)	839	842
DISH DBS
7.875%, 09/01/2019	495	562
6.750%, 06/01/2021	2,390	2,569
5.875%, 07/15/2022	3,975	4,074
5.875%, 11/15/2024 (A)	2,245	2,256
5.125%, 05/01/2020	465	468
5.000%, 03/15/2023	2,805	2,714
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	290	297
Eldorado Resorts
8.625%, 06/15/2019 (A)	1,490	1,557
Empire Today
11.375%, 02/01/2017 (A)	2,000	1,480
Expo Event Transco
9.000%, 06/15/2021 (A)	550	561
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(B)	3,125	39

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gannett
5.500%, 09/15/2024 (A)	$960	$962
4.875%, 09/15/2021 (A)	160	159
General Motors
6.250%, 10/02/2043	890	1,063
4.875%, 10/02/2023	2,180	2,333
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,720	2,747
Gibson Brands
8.875%, 08/01/2018 (A)	1,414	1,357
Goodyear Tire & Rubber
8.750%, 08/15/2020	555	642
6.500%, 03/01/2021	2,700	2,862
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	1,900	2,076
GRD Holdings III
10.750%, 06/01/2019 (A)	1,810	1,977
Guitar Center
9.625%, 04/15/2020 (A)	2,455	1,596
6.500%, 04/15/2019 (A)	2,270	1,952
Gymboree
9.125%, 12/01/2018	830	320
Harrah’s Operating
11.250%, 06/01/2017	530	388
10.000%, 12/15/2018	698	108
Hillman Group
6.375%, 07/15/2022 (A)	425	408
iHeartCommunications
14.000%, 02/01/2021	1,451	1,183
9.000%, 12/15/2019	529	521
9.000%, 03/01/2021	530	519
9.000%, 09/15/2022 (A)	4,930	4,831
International Automotive Components Group SL
9.125%, 06/01/2018 (A)	1,700	1,772
Isle of Capri Casinos
5.875%, 03/15/2021	375	381
JC Penney
6.375%, 10/15/2036	265	172
5.750%, 02/15/2018	665	579
5.650%, 06/01/2020	3,655	2,833
K Hovnanian Enterprises
8.000%, 11/01/2019 (A)	655	629
L Brands
6.950%, 03/01/2033	1,146	1,198
6.625%, 04/01/2021	1,065	1,198
5.625%, 02/15/2022	1,175	1,263
5.625%, 10/15/2023	585	632
Landry’s
9.375%, 05/01/2020 (A)	3,583	3,798
Liberty Media LLC
8.250%, 02/01/2030	5,215	5,632
LIN Television
5.875%, 11/15/2022 (A)	2,797	2,769
Live Nation Entertainment
7.000%, 09/01/2020 (A)	850	897
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021	450	497
MDC Partners
6.750%, 04/01/2020 (A)	6,160	6,345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MGM Resorts International
6.750%, 10/01/2020	$1,600	$1,680
6.625%, 12/15/2021	2,200	2,310
6.000%, 03/15/2023	7,457	7,494
5.250%, 03/31/2020	2,675	2,655
Michaels FinCo Holdings
7.500%, 08/01/2018 (A)	568	578
Michaels Stores
5.875%, 12/15/2020 (A)	1,275	1,288
Midas Intermediate Holdco II
7.875%, 10/01/2022 (A)	400	388
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	400	404
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—
0.000%, 12/31/2049 (B)	1,760	—
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	4,687	4,781
Monitronics International
9.125%, 04/01/2020	6,205	5,860
MTR Gaming Group PIK
11.500%, 08/01/2019	1,170	1,267
Murphy Oil USA
6.000%, 08/15/2023	1,350	1,411
NCL
5.250%, 11/15/2019 (A)	250	252
Neiman Marcus Group
8.750%, 10/15/2021 (A)	455	482
8.000%, 10/15/2021 (A)	455	481
Netflix
5.375%, 02/01/2021	1,947	2,025
New Academy Finance PIK
8.000%, 6/15/2018 (A)	819	811
Nexstar Broadcasting
6.875%, 11/15/2020	2,900	3,009
Nine West Holdings
8.250%, 03/15/2019	3,184	2,659
Numericable Group
6.250%, 05/15/2024 (A)	1,965	1,980
6.000%, 05/15/2022 (A)	3,315	3,333
Party City Holdings
8.875%, 08/01/2020	2,785	2,973
PC Nextco Holdings
8.750%, 08/15/2019	835	839
Peninsula Gaming
8.375%, 02/15/2018 (A)	3,250	3,380
Petco Animal Supplies
9.250%, 12/01/2018 (A)	895	938
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	2,320	2,314
Pinnacle Entertainment
7.500%, 04/15/2021	3,000	3,127
6.375%, 08/01/2021	615	633
Polymer Group
7.750%, 02/01/2019	1,162	1,204
6.875%, 06/01/2019 (A)	1,395	1,339
Quebecor Media
5.750%, 01/15/2023	1,140	1,166
Quebecor Media (Escrow
Security)
0.000%, 11/15/2013 (B)(F)	1,725	4
0.000%, 03/15/2016 (B)	1,915	5
Radio One
9.250%, 02/15/2020 (A)	2,416	2,102

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Radio Systems
8.375%, 11/1/2019 (A)	$770	$826
RCN Telecom Services
8.500%, 08/15/2020 (A)	920	948
Regal Entertainment Group
5.750%, 03/15/2022	230	220
Reynolds Group Issuer
6.875%, 02/15/2021	2,280	2,380
RSI Home Products
6.875%, 03/01/2018 (A)	565	590
Sally Holdings
5.750%, 06/01/2022	740	775
5.500%, 11/01/2023	195	204
Schaeffler Finance BV
4.750%, 05/15/2021 (A)	265	265
Schaeffler Holding Finance BV
6.750%, 11/15/2022 (A)	625	653
Scientific Games International
7.000%, 01/01/2022 (A)	2,000	2,025
Seminole Tribe of Florida
6.535%, 10/01/2020 (A)	440	469
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	1,885	1,993
Service International
7.500%, 04/01/2027	1,295	1,457
5.375%, 05/15/2024	410	418
ServiceMaster
8.000%, 02/15/2020	135	142
7.000%, 08/15/2020	406	420
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	3,310	3,707
Sinclair Television Group
6.125%, 10/01/2022	310	315
5.625%, 08/01/2024 (A)	2,693	2,605
5.375%, 04/01/2021	5,750	5,707
Sirius XM Holdings
5.750%, 08/01/2021 (A)	1,015	1,038
4.625%, 05/15/2023 (A)	2,100	1,964
4.250%, 05/15/2020 (A)	4,548	4,480
Sirius XM Radio
6.000%, 07/15/2024 (A)	105	108
5.875%, 10/01/2020 (A)	1,000	1,030
SITEL
11.000%, 08/01/2017 (A)	2,221	2,210
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,200	3,200
Spanish Broadcasting System
12.500%, 04/15/2017 (A)	1,603	1,651
Station Casinos
7.500%, 03/01/2021	2,043	2,094
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	3,010	2,905
Tempur Sealy International
6.875%, 12/15/2020	415	441
Time
5.750%, 04/15/2022 (A)	650	629
Toys R Us
10.375%, 08/15/2017	5,775	4,591
UCI International
8.625%, 02/15/2019	1,110	1,060
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	4,770	4,985
5.000%, 01/15/2025 (A)	1,655	1,659
Unitymedia KabelBW GmbH
6.125%, 01/15/2025 (A)	1,345	1,389

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Univision Communications
8.500%, 05/15/2021 (A)	$975	$1,038
7.875%, 11/01/2020 (A)	2,350	2,503
Vail Resorts
6.500%, 05/01/2019	654	677
Videotron
5.000%, 07/15/2022	2,275	2,315
Viking Cruises
8.500%, 10/15/2022 (A)	5,010	5,423
VTR Finance BV
6.875%, 01/15/2024 (A)	2,440	2,489
Wave Holdco
8.250%, 07/15/2019 (A)	381	383
William Lyon Homes
7.000%, 08/15/2022 (A)	1,800	1,818
5.750%, 04/15/2019	945	943
WMG Acquisition
6.750%, 04/15/2022 (A)	1,975	1,797
6.000%, 1/15/2021 (A)	601	601
5.625%, 04/15/2022 (A)	940	912
Wynn Las Vegas
4.250%, 05/30/2023 (A)	479	455

		324,249

Consumer Staples — 3.5%
Albea Beauty Holdings
8.375%, 11/1/2019 (A)	740	777
Albertsons Holdings
7.750%, 10/15/2022 (A)	2,340	2,398
B&G Foods
4.625%, 06/01/2021	455	444
Big Heart Pet Brands
7.625%, 02/15/2019	1,554	1,527
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	2,250	2,351
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,411	2,529
Central Garden and Pet
8.250%, 03/01/2018	5,835	5,879
Chiquita Brands International
7.875%, 02/01/2021	1,007	1,082
Cott Beverages
6.750%, 01/01/2020 (A)	1,470	1,470
5.375%, 07/01/2022 (A)	1,150	1,055
Darling Ingredients
5.375%, 01/15/2022	1,535	1,512
Diamond Foods
7.000%, 03/15/2019 (A)	900	922
DS Services of America
10.000%, 09/01/2021 (A)	1,071	1,237
Elizabeth Arden
7.375%, 03/15/2021	2,626	2,409
Harbinger Group
7.875%, 07/15/2019	1,734	1,847
7.750%, 01/15/2022 (A)	1,582	1,598
Hearthside Group Holdings
6.500%, 05/01/2022 (A)	55	54
JBS Investments GmbH
7.750%, 10/28/2020 (A)	1,710	1,771
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	2,019
New Albertsons
8.700%, 05/01/2030	360	346
8.000%, 05/01/2031	4,645	4,204
7.750%, 06/15/2026	160	143
7.450%, 08/01/2029	2,105	1,884

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pantry
8.375%, 08/01/2020	$1,325	$1,451
Post Holdings
7.375%, 02/15/2022	1,620	1,620
6.000%, 12/15/2022 (A)	1,409	1,321
Rite Aid
7.700%, 02/15/2027	2,345	2,556
Spectrum Brands
6.750%, 03/15/2020	965	1,008
6.625%, 11/15/2022	1,125	1,190
6.375%, 11/15/2020	250	261
6.125%, 12/15/2024 (A)	1,786	1,813
Sun Products
7.750%, 03/15/2021 (A)	730	617
SUPERVALU
7.750%, 11/15/2022	1,455	1,426
6.750%, 06/01/2021	3,650	3,586
Vector Group
7.750%, 02/15/2021	2,595	2,731

		59,038

Energy — 9.6%
Access Midstream Partners
6.125%, 07/15/2022	620	659
Alpha Natural Resources
6.000%, 06/01/2019	1,825	566
American Energy-Permian Basin
7.375%, 11/01/2021 (A)	1,060	774
7.125%, 11/01/2020 (A)	1,335	975
6.732%, 08/01/2019 (A)(G)	5,755	4,230
American Greetings
7.375%, 12/01/2021	555	580
Antero Resources
5.125%, 12/01/2022 (A)	135	127
Antero Resources Finance
6.000%, 12/01/2020	480	479
Arch Coal
8.000%, 01/15/2019 (A)	1,580	877
7.250%, 06/15/2021	880	256
7.000%, 06/15/2019	450	133
Atlas Energy Holdings Operating
9.250%, 08/15/2021	2,050	1,589
7.750%, 01/15/2021	1,250	906
Atlas Pipeline Partners
6.625%, 10/01/2020	1,724	1,754
5.875%, 08/01/2023	750	742
Atwood Oceanics
6.500%, 02/01/2020	1,175	1,069
Baytex Energy
5.625%, 06/01/2024 (A)	1,295	1,101
Berry Petroleum
6.375%, 09/15/2022	330	251
Bill Barrett
7.625%, 10/01/2019	2,200	2,002
7.000%, 10/15/2022	1,500	1,207
Blue Racer Midstream
6.125%, 11/15/2022 (A)	4,055	3,913
BreitBurn Energy Partners
8.625%, 10/15/2020	950	817
7.875%, 04/15/2022	275	212
California Resources
6.000%, 11/15/2024 (A)	965	815
5.500%, 09/15/2021 (A)	1,130	966
Calumet Specialty Products Partners
7.625%, 01/15/2022	1,715	1,586

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Carrizo Oil & Gas
7.500%, 09/15/2020	$375	$360
Chaparral Energy
8.250%, 09/01/2021	515	350
7.625%, 11/15/2022	785	514
CHC Helicopter
9.375%, 06/01/2021	1,549	1,448
Chesapeake Energy
6.875%, 11/15/2020	65	70
6.625%, 08/15/2020	1,290	1,371
6.125%, 02/15/2021	260	273
4.875%, 04/15/2022	1,940	1,887
Crestwood Midstream Partners
6.000%, 12/15/2020	1,700	1,628
CSI Compressco
7.250%, 08/15/2022 (A)	1,425	1,225
Denbury Resources
5.500%, 05/01/2022	815	746
4.625%, 07/15/2023	515	447
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,600	3,186
Energy Transfer Equity
5.875%, 01/15/2024	5,129	5,206
Energy XXI Gulf Coast
6.875%, 03/15/2024 (A)	970	524
EP Energy
9.375%, 5/1/2020	1,695	1,712
7.750%, 9/1/2022	720	673
EV Energy Partners
8.000%, 04/15/2019	1,310	1,113
EXCO Resources
8.500%, 04/15/2022	1,095	802
Exterran Partners
6.000%, 04/01/2021	475	413
Genesis Energy
5.750%, 02/15/2021	370	344
Gibson Energy
6.750%, 07/15/2021 (A)	3,750	3,741
Global Partners
6.250%, 07/15/2022 (A)	3,275	3,177
Halcon Resources
9.750%, 07/15/2020	2,778	2,083
9.250%, 02/15/2022	310	229
8.875%, 05/15/2021	3,457	2,601
Hiland Partners
7.250%, 10/01/2020 (A)	2,634	2,502
5.500%, 05/15/2022 (A)	490	431
IronGate Energy Services
11.000%, 07/01/2018 (A)	400	268
Jupiter Resources
8.500%, 10/01/2022 (A)	160	120
Key Energy Services
6.750%, 03/01/2021	1,020	632
Kinder Morgan
5.000%, 02/15/2021 (A)	891	927
Kodiak Oil & Gas
8.125%, 12/01/2019	790	804
5.500%, 01/15/2021	15	15
5.500%, 02/01/2022	110	110
Laredo Petroleum
7.375%, 05/01/2022	1,385	1,295
5.625%, 01/15/2022	980	858
Legacy Reserves
8.000%, 12/01/2020	2,040	1,693
6.625%, 12/01/2021 (A)	1,555	1,267

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lightstream Resources
8.625%, 02/01/2020 (A)	$315	$221
Linn Energy
8.625%, 04/15/2020	85	74
7.750%, 02/01/2021	1,735	1,462
6.500%, 05/15/2019	1,740	1,488
6.500%, 09/15/2021	1,980	1,604
6.250%, 11/01/2019	2,900	2,451
MarkWest Energy Partners
6.500%, 08/15/2021	310	319
5.500%, 02/15/2023	280	284
MEG Energy
7.000%, 03/31/2024 (A)	1,100	996
6.500%, 03/15/2021 (A)	616	562
6.375%, 01/30/2023 (A)	945	843
Memorial Production Partners
7.625%, 05/01/2021	5,683	4,546
6.875%, 08/01/2022 (A)	5,965	4,533
Midstates Petroleum
10.750%, 10/01/2020	3,983	2,111
9.250%, 06/01/2021	1,665	833
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,700	1,258
NGL Energy Partners
6.875%, 10/15/2021 (A)	1,600	1,576
Northern Blizzard Resources
7.250%, 02/01/2022 (A)	664	538
Northern Oil and Gas
8.000%, 06/01/2020	1,095	829
NuStar Logistics
6.750%, 02/01/2021	1,000	1,058
Oasis Petroleum
6.875%, 03/15/2022	2,050	1,866
Ocean Rig UDW
7.250%, 04/01/2019 (A)	1,865	1,306
Pacific Drilling
5.375%, 06/01/2020 (A)	1,475	1,202
Parker Drilling
0.000%, 08/01/2020 (B)	450	5
PDC Energy
7.750%, 10/15/2022	720	684
Peabody Energy
6.500%, 09/15/2020	130	113
6.250%, 11/15/2021	1,525	1,304
Penn Virginia Resource Partners
8.375%, 06/01/2020	1,938	2,069
6.500%, 05/15/2021	2,100	2,121
Pioneer Energy Services
6.125%, 03/15/2022	1,295	984
Regency Energy Partners
8.375%, 06/01/2019 (A)	3,850	4,033
5.875%, 03/01/2022	3,080	3,072
5.750%, 09/01/2020	35	35
5.500%, 04/15/2023	510	492
5.000%, 10/01/2022	325	307
RKI Exploration & Production
8.500%, 08/01/2021 (A)	520	420
Rockies Express Pipeline
5.625%, 04/15/2020 (A)	3,540	3,478
Rose Rock Midstream
5.625%, 07/15/2022	4,606	4,307
Rosetta Resources
5.875%, 06/01/2022	1,050	945
RSP Permian
6.625%, 10/01/2022 (A)	130	121

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sabine Pass Liquefaction
6.250%, 03/15/2022	$2,825	$2,867
5.750%, 05/15/2024	525	515
5.625%, 02/01/2021	3,095	3,041
5.625%, 04/15/2023	6,900	6,745
Sanchez Energy
6.125%, 01/15/2023 (A)	395	332
SandRidge Energy
8.750%, 01/15/2020	227	153
8.125%, 10/15/2022	2,045	1,288
7.500%, 03/15/2021	3,656	2,340
7.500%, 02/15/2023	6,340	3,994
SM Energy
6.125%, 11/15/2022 (A)	500	470
Targa Resources Partners
4.125%, 11/15/2019 (A)	165	159
Tesoro Logistics
6.250%, 10/15/2022 (A)	225	224
6.125%, 10/15/2021	250	249
5.875%, 10/01/2020	818	820
5.500%, 10/15/2019 (A)	390	387
Trinidad Drilling
7.875%, 01/15/2019 (A)	750	698
Ultra Petroleum
6.125%, 10/01/2024 (A)	415	357
5.750%, 12/15/2018 (A)	1,400	1,292
Unit
6.625%, 05/15/2021	2,000	1,790
Venoco
8.875%, 02/15/2019	3,000	1,650
Whiting Petroleum
5.750%, 03/15/2021	2,149	1,993
WPX Energy
5.250%, 09/15/2024	225	209
YPF
8.750%, 04/04/2024 (A)	1,335	1,328

		164,982

Financials — 6.8%
AAF Holdings
12.000%, 07/01/2019 (A)	954	925
Ally Financial
8.000%, 03/15/2020	1,204	1,421
8.000%, 11/01/2031	1,230	1,568
7.500%, 09/15/2020	1,334	1,564
6.250%, 12/01/2017	890	961
5.125%, 09/30/2024	3,323	3,373
3.500%, 01/27/2019	1,845	1,823
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,014
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,533	3,604
Bank of America
8.000%, 12/29/2049 (G)	1,430	1,535
6.500%, 12/31/2049 (G)	1,300	1,323
5.125%, 12/31/2049 (G)	1,917	1,854
Barclays Bank
7.625%, 11/21/2022	1,310	1,432
CIT Group
6.625%, 04/01/2018 (A)	250	271
5.500%, 02/15/2019 (A)	2,425	2,558
5.250%, 03/15/2018	140	146
3.875%, 02/19/2019	795	793
Citigroup
5.950%, 12/29/2049*‡‡(G)	1,950	1,921

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
City National Bank
9.000%, 08/12/2019	$3,384	$4,060
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	1,348	1,318
Corrections Corp of America ‡
4.625%, 05/01/2023	885	852
4.125%, 04/01/2020	945	919
Credit Suisse Group
7.500%, 12/11/2048	2,775	2,886
CTR Partnership ‡
5.875%, 06/01/2021	1,970	1,995
CyrusOne
6.375%, 11/15/2022	500	534
Denali Borrower
5.625%, 10/15/2020 (A)	805	838
E*TRADE Financial
5.375%, 11/15/2022	1,250	1,278
Genworth Holdings
7.625%, 09/24/2021	1,190	1,164
Geo Group ‡
5.875%, 01/15/2022	1,050	1,076
5.875%, 10/15/2024	550	557
5.125%, 04/01/2023	740	727
GLP Capital
4.875%, 11/01/2020	643	651
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	8,093	7,698
Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	4,075	4,055
HSBC Holdings
6.375%, 12/29/2049 (G)	1,405	1,419
Hub Holdings
8.125%, 07/15/2019 (A)	650	643
Infinity Acquisition
7.250%, 08/01/2022 (A)	2,065	1,869
International Lease Finance
6.250%, 05/15/2019	890	972
5.875%, 04/01/2019	2,680	2,888
Iron Mountain ‡
6.000%, 08/15/2023	540	562
5.750%, 08/15/2024	244	246
Jefferies Finance
6.875%, 04/15/2022 (A)	2,645	2,420
JPMorgan Chase
7.900%, 04/29/2049 (G)	1,967	2,117
6.750%, 08/29/2049 (G)	1,570	1,656
Kennedy-Wilson
5.875%, 04/01/2024	2,920	2,927
LBG Capital No.1 MTN
8.000%, 06/15/2020 (G)	2,000	2,105
Lloyds Banking Group
7.500%, 12/01/2099 (G)	2,785	2,834
Mattamy Group
6.500%, 11/15/2020 (A)	1,810	1,819
MSCI
5.250%, 11/15/2024 (A)	510	528
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,565
Nationstar Mortgage
6.500%, 08/01/2018	1,350	1,286
6.500%, 07/01/2021	1,525	1,388
NSG Holdings
7.750%, 12/15/2025 (A)	1,919	2,044
OneMain Financial Holdings
7.250%, 12/15/2021 (A)	1,115	1,143

Description	Face Amount ($Thousands)	Market Value ($ Thousands)
Opal Acquisition
8.875%, 12/15/2021 (A)	$5,400	$5,481
Popular
7.000%, 07/01/2019	3,907	3,907
Realogy
7.625%, 01/15/2020 (A)	530	567
Realogy Group
5.250%, 12/01/2021 (A)	150	146
RHP Hotel Properties ‡
5.000%, 04/15/2021	2,508	2,495
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	780	793
TransUnion Holding
9.625%, 06/15/2018	625	639
UPCB Finance III
6.625%, 07/01/2020 (A)	650	682
USI
7.750%, 1/15/2021 (A)	3,630	3,539
Walter Investment Management
7.875%, 12/15/2021	1,342	1,198
Wells Fargo
7.980%, 03/15/2018 (G)	950	1,049
Wilton Re Finance
5.875%, 03/30/2033 (A)(G)	1,900	1,999
XLIT
6.500%, 12/31/2049 (G)	1,895	1,810

		116,430

Health Care — 7.0%
21st Century Oncology
9.875%, 04/15/2017	555	516
8.875%, 01/15/2017	780	788
Acadia Healthcare
12.875%, 11/01/2018	1,250	1,406
5.125%, 07/01/2022	1,600	1,576
Alere
6.500%, 06/15/2020	215	216
Amsurg
5.625%, 11/30/2020	700	716
5.625%, 07/15/2022 (A)	4,620	4,735
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,340	3,732
Biomet
6.500%, 08/01/2020	3,905	4,178
CHS
8.000%, 11/15/2019	1,075	1,148
7.125%, 07/15/2020	2,650	2,826
6.875%, 02/01/2022	1,725	1,827
Crimson Merger Sub
6.625%, 05/15/2022 (A)	810	728
DaVita HealthCare Partners
5.125%, 07/15/2024	2,615	2,667
DJO Finance
9.875%, 04/15/2018	190	193
8.750%, 03/15/2018	390	406
7.750%, 04/15/2018	1,225	1,188
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,375	1,468
4.750%, 10/15/2024 (A)	1,200	1,212
4.125%, 10/15/2020 (A)	2,250	2,261
Gates Global
6.000%, 07/15/2022 (A)	1,355	1,298
Grifols Worldwide Operations
5.250%, 04/01/2022 (A)	3,889	3,977

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HCA
7.500%, 02/15/2022	$5,805	$6,632
6.500%, 02/15/2020	910	1,020
5.250%, 04/15/2025	570	596
5.000%, 03/15/2024	863	887
4.250%, 10/15/2019	3,525	3,578
HCA Holdings
7.750%, 05/15/2021	2,871	3,058
Hologic
6.250%, 08/01/2020	4,000	4,160
IASIS Healthcare
8.375%, 05/15/2019	900	945
Immucor
11.125%, 08/15/2019	3,730	4,028
IMS Health
6.000%, 11/1/2020 (A)	785	809
inVentiv Health
11.000%, 08/15/2018 (A)	388	337
10.000%, 08/15/2018 (A)	537	505
9.000%, 01/15/2018 (A)	750	765
Kindred Escrow II
8.750%, 01/15/2023 (A)	2,082	2,241
8.000%, 01/15/2020 (A)	2,307	2,451
Kindred Healthcare
6.375%, 04/15/2022 (A)	5,140	4,896
Kinetic Concepts
12.500%, 11/01/2019	660	729
10.500%, 11/01/2018	2,260	2,458
Lantheus Medical Imaging
9.750%, 05/15/2017	1,385	1,330
LifePoint Hospitals
5.500%, 12/01/2021	2,940	3,006
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	1,750	1,798
4.750%, 04/15/2023	790	758
MPH Acquisition Holdings
6.625%, 04/01/2022 (A)	4,185	4,279
Omnicare
5.000%, 12/01/2024	1,795	1,840
4.750%, 12/01/2022	497	503
Par Pharmaceutical
7.375%, 10/15/2020	2,435	2,545
Salix Pharmaceuticals
6.000%, 01/15/2021 (A)	1,479	1,509
Tenet Healthcare
8.125%, 04/01/2022	1,875	2,095
8.000%, 08/01/2020	960	1,013
6.750%, 02/01/2020	2,651	2,790
6.000%, 10/01/2020	990	1,063
5.500%, 03/01/2019 (A)	1,323	1,353
5.000%, 03/01/2019 (A)	955	956
4.750%, 06/01/2020	1,000	1,015
Trinseo Materials Operating SCA
8.750%, 02/01/2019	794	805
Truven Health Analytics
10.625%, 06/01/2020	1,591	1,551
United Surgical Partners International
9.000%, 04/01/2020	1,230	1,321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	$1,033	$1,101
7.000%, 10/01/2020 (A)	2,805	2,959
6.750%, 08/15/2021 (A)	905	946
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/2021 (A)	3,095	3,343
6.375%, 10/15/2020 (A)	1,005	1,050

		120,086

Industrials — 8.6%
ACCO Brands
6.750%, 04/30/2020	1,160	1,214
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	1,445	1,366
Actuant
5.625%, 06/15/2022	3,000	3,112
ADT
6.250%, 10/15/2021	2,175	2,235
3.500%, 07/15/2022	610	520
AECOM Technology
5.875%, 10/15/2024 (A)	805	823
5.750%, 10/15/2022 (A)	660	675
AerCap Ireland Capital
4.500%, 05/15/2021 (A)	2,637	2,670
3.750%, 05/15/2019 (A)	190	188
Air Canada
7.750%, 04/15/2021 (A)	3,200	3,332
Air Medical Group Holdings
9.250%, 11/01/2018	2,666	2,779
Aircastle
7.625%, 04/15/2020	1,360	1,506
Aleris International
10.000%, 12/15/2016 (B)	1,800	—
Aleris International PIK
9.000%, 12/15/2014 (B)	725	—
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (A)	1,780	1,531
8.500%, 10/15/2018 (A)	1,020	984
Allegiant Travel
5.500%, 07/15/2019	190	193
Allegion US Holding
5.750%, 10/01/2021	1,031	1,090
Alliant Techsystems
5.250%, 10/01/2021 (A)	475	479
Allison Transmission
7.125%, 05/15/2019 (A)	1,710	1,789
Alphabet Holding PIK
7.750%, 11/01/2017	4,200	3,559
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,340	1,347
Amsted Industries
5.000%, 03/15/2022 (A)	950	933
APX Group
8.750%, 12/01/2020 (A)	6,095	5,147
6.375%, 12/01/2019	2,322	2,223
Avis Budget Car Rental
5.500%, 04/01/2023	960	979
5.125%, 06/01/2022 (A)	60	61
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	2,000	2,080
7.000%, 04/01/2021 (A)	4,090	3,231

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bombardier
6.125%, 01/15/2023 (A)	$1,035	$1,056
6.000%, 10/15/2022 (A)	3,000	3,030
5.750%, 03/15/2022 (A)	825	835
Briggs & Stratton
6.875%, 12/15/2020	1,500	1,612
Builders FirstSource
7.625%, 06/01/2021 (A)	1,448	1,484
Building Materials Corp of America
6.750%, 05/01/2021 (A)	620	656
CDW
8.500%, 04/01/2019	190	200
5.500%, 12/01/2024	615	616
Cenveo
6.000%, 08/01/2019 (A)	3,945	3,570
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,300	1,422
CEVA Group
9.000%, 09/01/2021 (A)	1,000	940
7.000%, 03/01/2021 (A)	1,235	1,192
Clean Harbors
5.250%, 8/1/2020	4,095	4,115
CNH Industrial Capital
3.625%, 04/15/2018	815	803
Covanta Holding
5.875%, 03/01/2024	1,560	1,587
CPG Merger
8.000%, 10/01/2021 (A)	1,675	1,713
DigitalGlobe
5.250%, 02/01/2021 (A)	4,375	4,156
EnPro Industries
5.875%, 09/15/2022 (A)	222	224
Esterline Technologies
7.000%, 08/01/2020	300	315
FGI Operating
7.875%, 05/01/2020	895	805
Fly Leasing
6.375%, 10/15/2021	2,615	2,576
Gardner Denver
6.875%, 08/15/2021 (A)	1,537	1,476
GenCorp
7.125%, 03/15/2021	1,160	1,215
General Cable
5.750%, 10/01/2022	865	631
Global A&T Electronics
10.000%, 02/01/2019 (A)	400	354
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,087	1,109
H&E Equipment Services
7.000%, 09/01/2022	390	401
Hardwoods Acquisition
7.500%, 08/01/2021 (A)	950	936
HD Supply
11.500%, 07/15/2020	3,350	3,836
7.500%, 07/15/2020	1,567	1,641
5.250%, 12/15/2021 (A)	822	836
Hertz
7.375%, 01/15/2021	320	336
6.250%, 10/15/2022	1,170	1,182
5.875%, 10/15/2020	670	675
Huntington Ingalls Industries
5.000%, 12/15/2021 (A)	295	300
Icahn Enterprises
5.875%, 02/01/2022	1,615	1,622
4.875%, 03/15/2019	2,961	2,954

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Interline Brands PIK
10.000%, 11/15/2018	$219	$228
International Lease Finance
4.625%, 04/15/2021	90	92
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	740	766
JCH Parent
10.500%, 03/15/2019 (A)	320	296
KLX
5.875%, 12/01/2022 (A)	2,400	2,424
Kratos Defense & Security Solutions
7.000%, 05/15/2019	790	672
Manitowoc
8.500%, 11/01/2020	910	983
Marquette Transportation
10.875%, 01/15/2017	1,292	1,331
Meritor
6.750%, 06/15/2021	1,015	1,061
6.250%, 02/15/2024	340	345
Milacron
7.750%, 02/15/2021 (A)	1,375	1,403
Navios South American Logistics
7.250%, 05/01/2022 (A)	1,405	1,391
Nielsen Finance
5.000%, 04/15/2022 (A)	3,350	3,367
4.500%, 10/01/2020	1,290	1,296
Nielsen Luxembourg SARL
5.500%, 10/01/2021 (A)	475	478
Nortek
8.500%, 04/15/2021	2,675	2,862
Oshkosh
5.375%, 03/01/2022	75	77
RSC Equipment Rental
8.250%, 02/01/2021	1,820	1,984
Sensata Technologies BV
5.625%, 11/01/2024 (A)	535	555
4.875%, 10/15/2023 (A)	1,600	1,592
ServiceMaster
7.450%, 08/15/2027	1,900	1,815
7.250%, 03/01/2038	2,990	2,852
Tempel Steel
12.000%, 08/15/2016 (A)	860	808
Terex
6.500%, 04/01/2020	115	119
6.000%, 05/15/2021	2,785	2,841
TransDigm
6.500%, 07/15/2024	3,680	3,698
6.000%, 07/15/2022	3,380	3,372
Triumph Group
4.875%, 04/01/2021	860	849
Unifrax I
7.500%, 02/15/2019 (A)	600	591
United Air Lines, Ser 95A1
9.020%, 04/19/2012 (B)(C)	235	56
3.000%, 10/19/2018	416	94
United Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	1,500	1,523
United Rentals North America
8.250%, 02/01/2021	165	180
7.625%, 04/15/2022	325	357
7.375%, 05/15/2020	525	567
5.750%, 11/15/2024	1,315	1,354
Watco
6.375%, 04/01/2023 (A)	2,260	2,237

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
West
5.375%, 07/15/2022 (A)	$1,600	$1,532
Wise Metals Group
8.750%, 12/15/2018 (A)	625	656
Wise Metals Intermediate Holdings
9.750%, 06/15/2019 (A)	420	446

		147,607

Information Technology — 7.0%
ACI Worldwide
6.375%, 08/15/2020 (A)	525	549
Activision Blizzard
5.625%, 09/15/2021 (A)	6,200	6,510
Advanced Micro Devices
7.500%, 08/15/2022	2,115	1,903
7.000%, 07/01/2024	1,440	1,220
Alcatel-Lucent USA
8.875%, 01/01/2020 (A)	1,550	1,686
6.750%, 11/15/2020 (A)	155	164
Amkor Technology
6.625%, 06/01/2021	401	397
6.375%, 10/01/2022	2,895	2,794
Aspect Software
10.625%, 05/15/2017	785	742
Audatex North America
6.125%, 11/01/2023 (A)	4,510	4,657
6.000%, 06/15/2021 (A)	1,400	1,442
Avaya
10.500%, 03/01/2021 (A)	1,631	1,395
9.000%, 04/01/2019 (A)	2,220	2,270
7.000%, 04/01/2019 (A)	1,140	1,111
Bankrate
6.125%, 08/15/2018 (A)	1,996	1,856
Belden
5.500%, 09/01/2022 (A)	845	839
Blackboard
7.750%, 11/15/2019 (A)	800	802
BMC Software Finance
8.125%, 07/15/2021 (A)	3,575	3,360
Boxer Parent
9.000%, 10/15/2019 (A)	1,255	1,067
CommScope
5.500%, 06/15/2024 (A)	3,575	3,521
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,810	1,864
Eagle Midco
9.000%, 06/15/2018 (A)	2,985	3,052
EarthLink Holdings
7.375%, 06/01/2020	1,950	1,979
Entegris
6.000%, 04/01/2022 (A)	795	805
Epicor Software
8.625%, 05/01/2019	1,030	1,081
Equinix
5.750%, 01/01/2025	1,988	2,005
5.375%, 01/01/2022	859	867
4.875%, 04/01/2020	2,175	2,164
First Data
12.625%, 01/15/2021	1,104	1,311
11.750%, 08/15/2021	3,969	4,554
11.250%, 01/15/2021	758	860
8.875%, 08/15/2020 (A)	1,670	1,791
8.250%, 01/15/2021 (A)	370	396
7.375%, 06/15/2019 (A)	3,000	3,158
6.750%, 11/01/2020 (A)	1,411	1,506

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Data PIK
8.750%, 01/15/2022 (A)	$6,510	$6,998
Hughes Satellite Systems
7.625%, 06/15/2021	3,255	3,581
Infor Software Parent
7.125%, 05/01/2021 (A)	2,970	2,911
Infor US
9.375%, 04/01/2019	3,790	4,055
j2 Global
8.000%, 08/01/2020	1,160	1,248
Magnachip Semiconductor
6.625%, 07/15/2021	915	830
Micron Technology
5.875%, 02/15/2022 (A)	2,260	2,373
5.500%, 02/01/2025 (A)	3,265	3,298
NCR
6.375%, 12/15/2023	2,800	2,912
5.875%, 12/15/2021	900	925
5.000%, 07/15/2022	1,675	1,633
NeuStar
4.500%, 01/15/2023	1,949	1,701
NXP BV
5.750%, 02/15/2021 (A)	3,230	3,392
5.750%, 03/15/2023 (A)	435	458
Sabre
8.500%, 05/15/2019 (A)	1,131	1,210
SPCM
6.000%, 01/15/2022 (A)	1,311	1,363
STATS ChipPAC
4.500%, 03/20/2018 (A)	2,206	2,178
Sungard Availability Services Capital
8.750%, 04/01/2022 (A)	940	555
SunGard Data Systems
7.625%, 11/15/2020	360	382
6.625%, 11/01/2019	465	470
VeriSign
4.625%, 05/01/2023	900	882
Viasystems
7.875%, 05/01/2019 (A)	770	812
WEX
4.750%, 02/01/2023 (A)	2,825	2,726
Zayo Group
10.125%, 07/01/2020	377	425
8.125%, 01/01/2020	3,344	3,545
Zebra Technologies
7.250%, 10/15/2022 (A)	2,815	2,956

		119,497

Materials — 5.8%
AK Steel
7.625%, 05/15/2020	1,545	1,437
7.625%, 10/01/2021	2,090	1,918
ArcelorMittal
6.000%, 03/01/2021	375	390
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	1,354	1,334
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	2,260	2,407
7.000%, 11/15/2020 (A)	77	78
6.000%, 06/30/2021 (A)	1,576	1,505
3.234%, 12/15/2019 (A)(G)	695	671
Ashland
4.750%, 08/15/2022	1,435	1,435
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (A)	365	387

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ball
5.000%, 03/15/2022	$1,150	$1,184
BWAY Holding
9.125%, 08/15/2021 (A)	1,960	1,960
Cemex
7.250%, 01/15/2021 (A)	660	691
Consolidated Container
10.125%, 07/15/2020 (A)	1,285	1,195
Constellium
8.000%, 01/15/2023 (A)	250	249
5.750%, 05/15/2024 (A)	250	217
Cornerstone Chemical
9.375%, 03/15/2018 (A)	6,183	6,307
First Quantum Minerals
7.250%, 05/15/2022 (A)	760	684
7.000%, 02/15/2021 (A)	736	662
FMG Resources August 2006 Pty
6.000%, 04/01/2017 (A)	420	402
FMG Resources Pty
8.250%, 11/01/2019 (A)	925	842
6.875%, 04/01/2022 (A)	1,373	1,143
Graphic Packaging International
4.750%, 04/15/2021	1,154	1,163
Hecla Mining
6.875%, 05/01/2021	1,200	1,056
Hexion US Finance
9.000%, 11/15/2020	385	275
8.875%, 02/01/2018	635	565
6.625%, 04/15/2020	4,585	4,493
Huntsman International
8.625%, 03/15/2021	1,135	1,217
4.875%, 11/15/2020	780	774
IAMGOLD
6.750%, 10/01/2020(A)	6,220	4,685
Ineos Finance
8.375%, 02/15/2019(A)	1,180	1,254
7.500%, 05/01/2020(A)	2,105	2,210
Ineos Group Holdings
6.125%, 08/15/2018 (A)	595	570
INEOS Group Holdings
5.875%, 02/15/2019 (A)	255	242
JMC Steel Group
8.250%, 03/15/2018 (A)	1,130	1,073
Kaiser Aluminum
8.250%, 06/01/2020	1,650	1,790
KGHM International
7.750%, 06/15/2019 (A)	1,190	1,226
Kissner Milling
7.250%, 06/01/2019 (A)	1,185	1,185
LSB Industries
7.750%, 08/01/2019	1,970	2,049
Lundin Mining
7.875%, 11/01/2022 (A)	1,205	1,205
Mirabela Nickel
8.750%, 04/15/2018 (A)(B)	2,420	508
Momentive Performance (Escrow)
8.875%, 10/15/2020 (B)	105	—
Momentive Performance Materials
3.880%, 10/24/2021	105	89
New
7.000%, 04/15/2020 (A)	600	601
6.250%, 11/15/2022 (A)	1,172	1,149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nexeo Solutions
8.375%, 03/01/2018	$750	$727
Noranda Aluminum Acquisition
11.000%, 06/01/2019	355	349
NOVA Chemicals
5.000%, 05/01/2025 (A)	1,985	1,970
Packaging Dynamics
8.750%, 02/01/2016 (A)	520	520
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,335	1,328
PolyOne
7.375%, 09/15/2020	850	904
Rain CII Carbon
8.250%, 01/15/2021 (A)	3,650	3,732
8.000%, 12/01/2018 (A)	270	273
Reichhold Industries
%, 10/06/2034	995	945
Reichhold Industries PIK
9.000%, 05/08/2017 (A)(B)	1,458	802
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	490	436
Reynolds Group
5.750%, 10/15/2020	4,045	4,146
Reynolds Group Issuer
9.875%, 08/15/2019	3,890	4,123
9.000%, 04/15/2019	1,086	1,124
8.250%, 02/15/2021	3,389	3,474
Ryerson
11.250%, 10/15/2018	240	256
9.000%, 10/15/2017	880	904
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (A)	300	321
Scotts Miracle-Gro
6.625%, 12/15/2020	290	305
Sealed Air
8.375%, 09/15/2021 (A)	675	754
5.125%, 12/01/2024 (A)	360	364
4.875%, 12/01/2022 (A)	332	330
Signode Industrial Group Lux
6.375%, 05/01/2022 (A)	4,250	4,144
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,449
Steel Dynamics
5.500%, 10/01/2024 (A)	755	774
TPC Group
8.750%, 12/15/2020 (A)	2,985	2,903
Tupy Overseas
6.625%, 07/17/2024 (A)	565	542
Walter Energy
9.875%, 12/15/2020	3,745	749
9.500%, 10/15/2019 (A)	650	494
8.500%, 04/15/2021	1,455	276
WR Grace & -Conn
5.625%, 10/01/2024 (A)	570	594
5.125%, 10/01/2021 (A)	2,197	2,252

		98,741

Telecommunication Services — 6.6%
Altice
7.750%, 05/15/2022 (A)	6,770	6,783
Altice Financing
6.500%, 01/15/2022 (A)	930	909
CenturyLink
6.750%, 12/01/2023	3,195	3,498
5.800%, 03/15/2022	910	944
5.625%, 04/01/2020	1,460	1,515

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cincinnati Bell
8.750%, 03/15/2018	$1,519	$1,561
Cogent Communications Finance
5.625%, 04/15/2021 (A)	2,100	2,058
Cogent Communications Holdings
8.375%, 02/15/2018 (A)	775	810
Digicel Group
8.250%, 09/30/2020 (A)	4,290	4,161
7.125%, 04/01/2022 (A)	725	674
Frontier Communications
7.125%, 01/15/2023	25	25
6.875%, 01/15/2025	305	305
6.250%, 09/15/2021	160	161
GCI
8.625%, 11/15/2019	885	928
6.750%, 06/01/2021	650	639
Gray Television
7.500%, 10/01/2020	1,865	1,921
Intelsat Jackson Holdings
7.500%, 04/01/2021	1,180	1,263
7.250%, 10/15/2020	2,810	2,968
6.625%, 12/15/2022	380	390
5.500%, 08/01/2023	1,832	1,821
Intelsat Luxembourg
8.125%, 06/01/2023	2,590	2,642
7.750%, 06/01/2021	3,570	3,579
Level 3 Communications
5.750%, 12/01/2022 (A)	1,650	1,660
Level 3 Escrow II
5.375%, 08/15/2022 (A)	1,490	1,501
Level 3 Financing
8.625%, 07/15/2020	710	766
8.125%, 07/01/2019	345	367
7.000%, 06/01/2020	970	1,022
6.125%, 01/15/2021	500	517
Lynx I
5.375%, 04/15/2021 (A)	3,485	3,598
Lynx II
6.375%, 04/15/2023 (A)	1,445	1,514
NII Capital
7.625%, 04/01/2021 (B)	82	15
NII International Telecom SCA
7.875%, 08/15/2019 (A)(B)	1,350	965
Qwest Capital Funding
7.750%, 02/15/2031	525	533
Sable International Finance
8.750%, 02/01/2020 (A)	68	74
SBA Communications
4.875%, 07/15/2022 (A)	1,600	1,540
SBA Telecommunications
5.750%, 07/15/2020	675	687
SoftBank
4.500%, 04/15/2020 (A)	3,886	3,828
Sprint
7.875%, 09/15/2023	11,525	11,377
7.250%, 09/15/2021	1,880	1,864
7.125%, 06/15/2024	4,380	4,073
Sprint Capital
8.750%, 03/15/2032	3,195	3,091
6.900%, 05/01/2019	3,250	3,315
6.875%, 11/15/2028	5,364	4,720
Telecom Italia
5.303%, 05/30/2024 (A)	860	873

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
T-Mobile USA
6.731%, 04/28/2022	$2,020	$2,081
6.633%, 04/28/2021	330	339
6.542%, 04/28/2020	875	903
6.375%, 03/01/2025	3,995	4,059
6.125%, 01/15/2022	435	441
6.000%, 03/01/2023	2,455	2,461
United States Cellular
6.700%, 12/15/2033	345	340
UPCB Finance V
7.250%, 11/15/2021 (A)	2,440	2,669
UPCB Finance VI
6.875%, 01/15/2022 (A)	843	917
Virgin Media Finance
6.000%, 10/15/2024 (A)	400	418
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	1,805	1,704
6.500%, 04/30/2020 (A)	1,189	1,216
4.750%, 07/15/2020 (A)	3,625	3,389
Windstream
7.750%, 10/01/2021	3,730	3,805
7.500%, 6/1/2022	520	519

		112,716

Utilities — 1.8%
Abengoa Yield
7.000%, 11/15/2019 (A)	1,210	1,192
AES
8.000%, 06/01/2020	325	371
7.375%, 07/01/2021	2,200	2,486
4.875%, 05/15/2023	215	213
AES Gener
8.375%, 12/18/2073 (A)(G)	465	505
AmeriGas Finance
7.000%, 05/20/2022	4,641	4,803
Calpine
5.375%, 01/15/2023	1,270	1,283
DPL
6.750%, 10/01/2019 (A)	525	530
Dynegy
5.875%, 06/01/2023	2,770	2,631
Dynegy Finance I
7.625%, 11/01/2024 (A)	2,655	2,708
7.375%, 11/01/2022 (A)	2,130	2,167
6.750%, 11/01/2019 (A)	385	392
Elwood Energy
8.159%, 07/05/2026	646	702
Enel
8.750%, 09/24/2073 (A)(G)	1,438	1,666
Ferrellgas
6.500%, 05/01/2021	2,825	2,754
GenOn Americas Generation
9.125%, 05/01/2031	285	244
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/2023 (A)	2,800	2,814
Mirant Americas Generation LLC
8.500%, 10/01/2021	1,995	1,716
NRG Energy
7.875%, 05/15/2021	215	232
6.250%, 07/15/2022	615	629

		30,038

Total Corporate Obligations (Cost $1,345,505) ($ Thousands)		1,293,384

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 9.6%
Academy Sports Limited, Term Loan
4.500%, 08/03/2018	$547	$538
Accellent, 1st Lien Term Loan
4.500%, 03/12/2021	1,383	1,350
Accellent, Cov-Lite, 2nd Lien
7.500%, 03/11/2022	515	483
Affinion Group Holdings
6.750%, 10/08/2016	1,977	1,848
5.000%, 10/08/2016	5	5
Air Medical Group Holdings, 1st Lien Term Loan
7.625%, 05/21/2018	2,810	2,768
Albertson’s
4.750%, 06/27/2021	780	765
Alinta Energy Finance, Draw Term Loan
6.375%, 08/13/2018	43	43
Alinta, Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	2,534	2,515
Alinta, Delayed Term Loan Unfunded
0.500%, 08/13/2018	124	1
Alliance Laundry System, Term Loan B
5.250%, 12/10/2018	10	10
4.250%, 12/07/2018	941	929
American Energy
5.250%, 08/04/2020	665	581
American Renal Holdings, Term Loan
8.500%, 02/20/2020	1,750	1,723
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/2021	1,886	1,848
Applied Systems, 2nd Lien Term Loan
7.500%, 01/24/2022	1,513	1,473
Arctic Glacier, Cov-Lite, 1st Lien
5.000%, 05/10/2019	1,036	1,004
Arizona Chemical, Cov-Lite, 2nd Lien Term Loan
7.500%, 06/10/2022	384	376
Aspect Software
7.250%, 05/07/2016	1,080	1,047
Asurion, 2nd Lien Term Loan
8.500%, 03/03/2021	2,100	2,081
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/2021	545	531
Atlas Energy, Term Loan B
6.500%, 07/31/2019	693	671
Azure Midstream, 1st Lien Term Loan B
6.500%, 11/15/2018	329	292
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	1,200	1,177
BWAY Intermediate Company, 1st Lien Term Loan
5.500%, 08/14/2020	544	541

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Carestream Health, Cov-Lite, 1st Lien Term Loan
5.000%, 06/07/2019	$3,181	$3,161
Carestream Health, Cov-Lite, 2nd Lien Term Loan
9.500%, 12/07/2019	2,348	2,328
CD&R Millennium
8.250%, 07/31/2022	2,285	2,221
Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/2020	2,526	2,497
Ceridian HCM Holding
4.500%, 09/15/2020	967	949
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/2021	497	462
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	213	198
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/2021	37	34
Charter Communications Operating
4.250%, 09/12/2021	1,385	1,393
City Center Holdings, Cov-Lite, 1st Lien Term Loan B
4.250%, 10/16/2020	1,155	1,143
CKX, Term Loan B
9.000%, 06/21/2017	421	316
Clear Channel Communications, 1st Lien Term Loan D
6.906%, 01/22/2019	9,088	8,549
Crestwood Holdings, 1st Lien Term Loan B
7.000%, 05/24/2019	1,418	1,334
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	1,190	1,163
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 08/05/2019	1,000	970
Dell, 1st Lien Term Loan
4.500%, 04/29/2020	2,304	2,298
Dex Media West
8.000%, 10/24/2014	1,499	1,303
Diamond Foods, Cov-Lite, 1st Lien
4.250%, 08/20/2018	886	877
Empire Generating
5.250%, 03/12/2021	1,836	1,800
Energy & Exploration Partners, 1st Lein Term Loan B
7.750%, 01/22/2019	1,550	1,100
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	1,280	1,251
Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/2019	296	294
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (D)	600	596
First Advantage, Cov-Lite, Term Loan B
6.250%, 02/13/2019	493	484
Flint Group, Cov-Lite, 2nd Lien
8.250%, 05/02/2022	1,220	1,147

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Foresight Energy, Cov-Lite, 1st Lien Term Loan B
5.500%, 08/21/2020	$892	$892
Foxwoods, 1st Lien
0.000%, 07/01/2018 (H)	220	174
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020	—	—
GCA Services Group, Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/2020	560	550
Gentiva Health Services, 1st Lien Term Loan B
6.500%, 10/18/2019	942	939
Global Aviation Holdings
10.000%, 07/13/2017 (B)(D)	1,869	—
3.000%, 02/13/2018 (B)(D)	611	—
GOGO
11.250%, 06/21/2017	—	—
Green Energy Partners/Stonewall, Term B-1 Conversion Advances
6.500%, 11/12/2021	435	432
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/04/2021	900	868
Gymboree, Cov-Lite, 1st Lien Term Loan
5.000%, 02/23/2018	340	221
Hearthside Food Solutions, 1st Lien Term Loan
4.500%, 06/02/2021	358	354
Hillman, 1st Lien Term Loan B
4.500%, 06/30/2021	304	300
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	221	218
Hilton Worldwide Finance
3.500%, 10/26/2020	414	409
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/2020	55	55
Hostess Brands
6.750%, 04/09/2020	1,183	1,198
Hub International, 1st Lien Term Loan B
4.250%, 10/02/2020	1,975	1,908
Hub International, Term Loan
4.250%, 10/02/2020	5	5
Ikaria, 2nd Lien
8.750%, 02/14/2022	390	383
Infor US, 1st Lien Term Loan B
3.750%, 06/03/2020	1,363	1,320
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	700	694
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,330	1,290
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	1,032	1,023
Interlind Brands
4.000%, 03/17/2021	88	86
Interline Brands
4.000%, 03/17/2021	547	531

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ION Trading Technologies, 2nd Lien Term Loan
7.250%, 06/10/2022	$2,150	$2,032
J Crew Group, 1st Lien
4.000%, 03/05/2021	773	727
J Crew Group, Term Loan B
4.000%, 03/05/2021	364	342
JC Penney, Cov-Lite, 1st Lien Term Loan B
6.000%, 05/21/2018	1,037	1,015
KCA Deutag Drilling, 1st Lien Term Loan B
6.250%, 05/15/2020	1,032	721
Kindred Healthcare
4.000%, 04/09/2021	249	241
Light Tower Fiber, Term Loan
8.000%, 04/12/2021	221	217
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/2020	2,500	2,472
Marine District Finance, 1st Lien
6.750%, 08/15/2018	986	977
Mashantucket Pequot Tribe, 1st Lien Term Loan
9.375%, 06/30/2020	3,925	3,291
Mauser-Werke GMBH, Cov-Lite, Term Loan
4.500%, 07/31/2021	640	627
Medical Card, Term Loan
12.000%, 09/17/2015	1,250	1,188
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	300	—
Millennium Labortories, 1st Lien Term Loan B
5.250%, 04/16/2021	1,960	1,947
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	1,185	1,179
MISYS, 2nd Lien
12.000%, 06/12/2019	1,250	1,351
Moxie Liberty LLC, 1st Lien Term Loan B1
7.500%, 08/21/2020	2,755	2,714
Moxie Patriot LLC, 1st Lien Term Loan B1
6.750%, 12/19/2020	780	768
NANA Development, 1st Lien Term Loan
8.000%, 03/15/2018	439	415
Navistar International
5.750%, 08/17/2017	556	551
Nelson Education Limited, Term Loan B1
6.750%, 07/05/2014 (B)	913	742
New MMI, Term Loan
9.000%, 01/31/2020	3,076	2,988
Obsidian Natural Gas Trust
7.000%, 11/02/2015	469	462
Ocean, Cov-Lite, 1st Lien Term Loan B1
6.000%, 03/31/2021	2,556	1,992
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	2,255	2,227
Ortho-Clinical
4.750%, 06/30/2021	316	311

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ortho-Clinical Diagnostics, 1st Lien Term Loan B
4.750%, 06/30/2021	$477	$468
Otter Products
5.750%, 06/03/2020	798	787
Oxbow Carbon & Minerals, 2nd Lien
8.000%, 01/19/2020	1,250	1,096
Oxea, Cov-Lite, 2nd Lien
8.250%, 07/15/2020	750	709
Panda Sherman Power, Term Loan
9.000%, 09/14/2018	1,646	1,622
Panolam Industries International
7.750%, 08/23/2017	697	681
Peak, Cov-Lite, 2nd Lien Term Loan
8.250%, 06/17/2022	2,300	2,208
Performance Food Group, Cov- Lite, 2nd Lien Term Loan
6.250%, 11/07/2019	200	196
6.250%, 11/14/2019	393	384
Polymer Group, Cov-Lite, First Lien
5.250%, 12/19/2019	35	35
Polymer Group, 1st Lien Term Loan B
5.250%, 12/19/2019	637	626
Presidio, 1st Lien Term Loan B
5.000%, 03/31/2017	1,735	1,730
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	1,670	1,403
Rite Aid, 2nd Lien Term Loan
5.750%, 07/07/2020	727	728
Road Infrastructure Investments, 2nd Lien Term Loan
7.750%, 09/30/2021	300	270
Royal Adhesives and Sealants, Term Loan
5.500%, 07/31/2018	1,455	1,459
Salix Pharmaceuticals, 1st Lien Term Loan
4.250%, 01/02/2020	3,125	3,079
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/2018	2,178	2,091
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	1,379	1,364
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	2,367	2,221
Solenis, Cov-Lite, 2nd Lien Term Loan
7.750%, 07/31/2022	410	396
Steinway Musical Instruments, 1st Lien Term Loan
4.750%, 09/19/2019	969	965
SUPERVALU, Cov-Lite, 1st Lien Term Loan B
4.500%, 03/21/2019	3,925	3,849
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	2,243	2,176
TASC, 2nd Lien Term Loan
0.000%, 05/23/2021 (H)	1,300	1,316
Templar Energy, Cov-Lite, 2nd Lien Term Loan
8.500%, 11/25/2020	2,780	1,990

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas Competitive Electric Holdings, Extending Term Loan
4.650%, 10/10/2017 (B)	$17	$11
4.648%, 10/10/2017 (B)	1,660	1,071
Texas Competitive Electric Holdings, Term Loan
4.650%, 04/25/2015 (B)	86	55
4.648%, 10/10/2014 (B)	9,712	6,208
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	2,873	2,804
Toys ‘R US-Delaware
6.000%, 08/21/2019	888	845
Toys ‘R’ US-Delaware, Term B-4 Loan
9.750%, 04/09/2020	1,915	1,758
Trans Union LLC, 1st Lien Term Loan
4.000%, 04/09/2021	498	489
Travelport
6.000%, 09/02/2021	2,320	2,312
True Religion Apparel, 1st Lien Term Loan
5.875%, 07/30/2019	366	334
0.000%, 07/30/2019 (H)	2	2
True Religion Apparel, Term Loan
5.875%, 07/30/2019	393	359
TSAM Delaware, 1st Lien
8.750%, 09/12/2019 (D)	938	930
TSAM Delaware, 1st Lien, 2nd Tranche
9.750%, 09/12/2019 (D)	13	12
Vantage Drilling Company
5.750%, 03/22/2019	511	381
Varsity Brands
0.000%, 12/10/2021 (H)	810	807
Vertafore
9.750%, 10/27/2017	560	561
Walter Investment Management, 1st Lien Term Loan
4.750%, 12/18/2020	1,000	900
Wilton Brands, 1st Lien Term Loan
7.500%, 08/30/2018	2,044	1,901
WTG Holdings III
4.750%, 01/15/2021	1,493	1,461

Total Loan Participations (Cost $176,094) ($ Thousands)		164,865

COLLATERALIZED DEBT OBLIGATIONS — 8.7%

Financials — 1.0%
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)	3,274	2,816
Battalion CLO VII, Ser 2014-7A, Cl D
5.500%, 10/17/2026 (A)(G)	2,260	1,990
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000% ‡‡	4,007	3,403
Battalion CLO VIII Warehouse Note
0.000% ‡‡	2,182	2,180

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Battalion CLO, Ser 2012-3A, Cl SUB
0.000%, 1/18/2025 (A)	$2,303	$2,232
Battalion CLO, Ser 2013-4A
0.000%, 10/22/2025	5,640	4,512

		17,133

Other Asset-Backed Securities — 7.7%
B&M CLO, Ser 2014-1A, Cl D
4.979%, 04/16/2026 (A)(G)	3,471	3,009
B&M CLO, Ser 2014-1A, Cl E
5.979%, 04/16/2026 (A)(G)	2,480	2,061
B&M CLO, Ser 2014-1A, Cl C
3.979%, 04/16/2026 (A)(G)	2,108	1,929
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/2026 (A)	2,528	2,149
Benefit Street Partners CLO IV
0.000% ‡‡	2,462	2,093
Benefit Street Partners CLO V
0.000% ‡‡	5,389	4,864
Benefit Street Partners CLO VI Warehouse Note
0.000% ‡‡	4,228	4,228
CVP Cascade CLO-2, Ser 2014- 2A, Cl E
6.031%, 07/18/2026 (A)(G)	2,469	2,076
CVP Cascade CLO-2, Ser 2014- 2A, Cl D
5.031%, 07/18/2026 (A)(G)	1,709	1,475
Fifth Street Senior Loan Fund II, Warehouse Note
0.000% ‡‡	5,585	5,585
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 3/21/2024	18,856	14,683
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025	2,930	2,690
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.482%, 04/28/2026 (A)(G)	3,482	3,272
Great Lakes CLO, Ser 2012-1A, Cl E
5.731%, 01/15/2023 (A)(G)	2,811	2,558
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 1/15/2023 (A)	2,457	1,769
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000% ‡‡	6,943	5,485
Great Lakes CLO, Ser 2014-1A, Cl F
6.231%, 04/15/2025 (A)(G)	2,480	2,071
Hildene CLO II, Ser 2014-2A, Cl E
5.331%, 07/19/2026 (A)(G)	1,987	1,717
Hildene CLO II, Ser 2014-2A, Cl D
3.931%, 07/19/2026 (A)(G)	1,987	1,863
Hildene CLO II, Ser 2014-2A, Cl C
3.131%, 07/19/2026 (A)(G)	1,987	1,906
Ivy Hill Middle Market Credit Fund, Ser 7A
0.000%, 10/20/2025 (A)	3,198	2,558

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JFIN Revolver CLO, Ser 2013- 1A, Cl B
2.231%, 01/20/2021 (A)(G)	$1,990	$1,975
JFIN Revolver CLO, Ser 2014- 2A, Cl C
2.984%, 02/20/2022 (A)(G)	1,951	1,873
KKR CLO Trust, Ser 2012-1A, Cl C
4.741%, 12/15/2024 (A)(G)	2,941	2,941
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 2/10/2025 (A)	2,471	1,791
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2024 (A)	2,701	2,612
Lockwood Grove CLO, Ser 2014-1A, Cl E
6.793%, 01/25/2024 (A)(G)	2,191	2,169
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.230%, 07/21/2026 (A)(G)	1,968	1,691
Nelder Grove CLO, Ser 2014- 1A, Cl E
7.000%, 08/28/2026 (A)(G)	2,926	2,853
Nelder Grove CLO, Ser 2014- 1A, Cl D1
4.770%, 08/28/2026 (A)(G)	1,951	1,897
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 1/23/2024 (A)	447	241
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
0.000%, 04/15/2026 (A)	2,450	2,033
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.000%, 04/15/2026 (A)	163	136
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.330%, 07/25/2025 (A)(G)	1,974	1,826
NXT Capital CLO, Ser 2012-1A, Cl E
7.731%, 07/20/2022 (A)(G)	2,417	2,405
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)	2,615	2,128
Peaks CLO 1, Ser 2014-1A, Cl D
4.653%, 06/15/2026 (A)(G)	985	907
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.482%, 08/01/2024 (A)(G)	17,986	17,446
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)	7,935	6,348
Trinitas CLO I, Ser 2014-1A, Cl SUB
0.000%, 04/15/2026 (A)	3,507	3,332
Trinitas CLO II, Ser 2014-2A, Cl D
4.031%, 07/15/2026 (A)(G)	1,184	1,102
Venture X CLO, Ser 2013-12A, Cl SUB
0.000%, 2/28/2024 (A)	2,693	2,047
Venture XIV CLO, Ser 2013- 14A, Cl SUB
0.000%, 08/25/2025 (A)	1,728	1,624

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Venture XIV CLO, Ser 2013- 14A, Cl SFN
0.000%, 08/25/2025 (A)	$105	$88

		131,506

Total Collateralized Debt Obligations (Cost $142,206) ($ Thousands)		148,639

PREFERRED STOCK — 1.3%
Ally Financial, 7.000% (A)(G) Aspen Insurance Holdings, 5.950% (G)	32,695 86,000	13,228 2,172
Ceva Holdings, 0.000% *(D)	1,214	1,001
Dana Holding, 0.000% *(A)	5,478	1,002
RBS Capital Funding Trust V, 5.900%	22,579	549
Regions Financial, 6.375%	131,800	3,301
Royal Bank of Scotland Group, 6.400%	70	2
SandRidge Energy, 7.000%*	569	32
SLM, 1.934% (G)	15,457	1,043

Total Preferred Stock (Cost $19,425) ($ Thousands)		22,330

MUNICIPAL BONDS — 0.7%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.000%, 07/01/2041	455	311
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035	5,198	4,529
Golden State Tobacco Securitization, Ser A-2, RB Callable 06/01/2022 @ 100
5.300%, 06/01/2037	845	689
Texas, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	3,730	3,738
Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/2017 @ 100
5.000%, 06/01/2041	1,245	936
4.750%, 06/01/2034	3,325	2,483

Total Municipal Bonds (Cost $13,087) ($ Thousands)		12,686

CONVERTIBLE BONDS — 0.3%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,094	2,590
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,670	1,073
Mirabela Nickel
9.500%, 06/24/2019 (A)(D)	1,280	1,280
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—

Total Convertible Bonds (Cost $4,795) ($ Thousands)		4,943

COMMON STOCK — 0.2%
Cengage Learning Holdings II *(D)	2,408	56

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Ceva Holdings *(D)	561	$463
CUI Acquisition *(D)	3	217
Dana Holding	67,046	1,458
Global Aviation Holdings, Cl A*	97,655	—
HMH Holdings Delaware *(D)	63,251	1,310
Mmodal *(D)	42,431	587
Quad	967	22

Total Common Stock (Cost $2,933) ($ Thousands)		4,113

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9 0.711%, 03/15/2019 (G)	$1,117	466

Total Asset-Backed Security (Cost $848) ($ Thousands)		466

	Number Of Warrants

WARRANTS — 0.0%
Alion Science & Technology*	1,790	—
Medical Card Systems*	14,662	—
Mmodal (D)	19,978	1
Mmodal (D)	15,150	—

Total Warrants (Cost $15) ($ Thousands)		1

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.100% ** †(I)	6,082	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	35,016,515	35,017

Total Cash Equivalent (Cost $35,017) ($ Thousands)		35,017

Total Investments — 98.6% (Cost $1,739,931) ($ Thousands) ††		$1,686,450

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

A list of the outstanding centrally cleared swap agreements held by the Fund at December 31, 2014, is as follows:

		Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.23 Index	BUY	5.00	12/20/19	16,840	$(82)

For the period ended December 31, 2014, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,710,430 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Maturity date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Securities considered illiquid. The total market value of such securities as of December 31, 2014 was $57 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2014 was $6,454 ($ Thousands) and represented 0.4% of Net Assets.

(E)	Securities considered restricted. The total value of such securities as of December 31, 2014 was $0 and represented 0.0% of Net Assets.

(F)	This security or a partial position of this security is on loan at December 31, 2014. The total market value of securities on loan at December 31, 2014 was $6 ($ Thousands).

(G)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014.

(H)	Unsettled bank loan. Interest rate not available.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2014 was $6 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0

††	At December 31, 2014, the tax basis cost of the Fund’s investments was $1,739,931 ($ Thousands), and the unrealized appreciation and depreciation were $35,886 ($ Thousands) and $(89,367) ($ Thousands), respectively.

A list of restricted securities held by the Fund as of December 31, 2014, is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$1	0.00%

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2014

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,292,406	$978	$1,293,384
Loan Participations	—	154,111	10,754	164,865
Collateralized Debt Obligations	—	—	148,639	148,639
Preferred Stock	18,703	3,627	—	22,330
Municipal Bonds	—	12,686	—	12,686
Convertible Bonds	—	3,663	1,280	4,943
Common Stock	1,480	1,897	736	4,113
Asset-Backed Security	—	466	—	466
Warrants	—	—	1	1
Affiliated Partnership	—	6	—	6
Cash Equivalent	35,017	—	—	35,017

Total Investments in Securities	$55,200	$1,468,862	$162,388	$1,686,450

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps*
Credit Default Swaps
Unrealized Depreciation	—	$(82)	—	$(82)

Total Other Financial Instruments	$—	$(82)	$—	$(82)

*	Swaps are valued at the unrealized depreciation on the instrument.

(1)	Of the $162,388 ($ Thousands) in Level 3 securities as of December 31, 2014, $3,556 ($ Thousands) or 0.21% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Convertible Bonds	Common Stock	Warrants
Beginning balance as of October 1, 2014	$4,261	$8,643	$156,908	$1,280	$1,368	$—
Accrued discounts/premiums	(120)	(8)	(1,046)	—	—	—
Realized gain/(loss)	(6,372)	56	2,748	—	135	—
Change in unrealized appreciation/(depreciation)	2,344	(170)	(4,154)	—	(147)	—
Purchases	807	—	23,653	—	—	1
Sales	43	(3,081)	(29,470)	—	(620)	—
Transfer into Level 3	15	5,314	—	—	—	—
Transfer out of Level 3	—	—	—	—	—	—

Ending balance as of December 31, 2014	$978	$10,754	$148,639	$1,280	$736	$1

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$4,263	$(513)	$(1,816)	$—	$229	$—

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

December 31, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$10,284	$13,169
2.500%, 07/15/2016	16,724	17,434
2.375%, 01/15/2017	14,486	15,198
2.125%, 01/15/2019	12,020	12,916
2.000%, 01/15/2016	17,128	17,381
1.875%, 07/15/2019	13,914	14,934
1.625%, 01/15/2018	13,102	13,719
1.375%, 07/15/2018	12,920	13,532
0.125%, 04/15/2016	34,480	34,374
0.125%, 04/15/2017	38,818	38,849
0.125%, 04/15/2018	43,173	43,011
0.125%, 04/15/2019	42,762	42,291

Total U.S. Treasury Obligations (Cost $283,231) ($ Thousands)		276,808

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% †*	2,357,338	2,357

Total Cash Equivalent (Cost $2,357) ($ Thousands)		2,357

Total Investments — 99.6% (Cost $285,588) ($ Thousands) ‡		$279,165

Percentages are based on a Net Assets of $280,384 ($ Thousands)

*	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security.

Cl — Class

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $285,588 ($ Thousands), and the unrealized appreciation and depreciation were $0 ($ Thousands) and $(6,423) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$276,808	$—	$276,808
Cash Equivalent	2,357	—	—	2,357

Total Investments in Securities	$2,357	$276,808	$—	$279,165

During the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES — 95.7%
Avenue Credit Strategies Fund, Cl I	5,382,940	$57,974
Blackrock Global Long/Short Credit Fund, Cl I	5,954,883	61,752
Diamond Hill Long/Short Fund, Cl Y	1,486,210	36,041
Driehaus Active Income Fund, Cl I	4,708,801	49,066
Driehaus Select Credit Fund	1,696,534	15,523
FPA Crescent Fund, Cl R	1,375,793	46,419
Gabelli ABC Fund, Cl A	2,736,836	27,724
Gotham Absolute Return Fund	3,050,367	42,400
Merger Fund, Cl I	3,904,936	60,839
Robeco Boston Partners Long/Short Research Fund, Cl I	4,391,595	67,148
SEI Long/Short Alternative Fund, Cl A	3,035,628	30,295

Total Registered Investment Companies (Cost $494,214) ($ Thousands)		495,181

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.010%*†	18,674,029	18,674

Total Cash Equivalent (Cost $18,674) ($ Thousands)		18,674

Total Investments — 99.3% (Cost $512,888) ($ Thousands) ‡		$513,855

Percentages are based on Net Assets of $517,406 ($Thousands).

*	Rate shown is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security.

Cl — Class

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $512,888 ($ Thousands), and the unrealized appreciation and depreciation were $12,297 ($ Thousands) and ($11,330) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$495,181	$—	$—	$495,181
Cash Equivalent	18,674	—	—	18,674

Total Investments in Securities	$513,855	$—	$—	$513,855

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 12.0%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 4/15/2018 to 4/15/2018	EUR	25,520	$31,716
Canada Government International Bond (C)
1.625%, 2/27/2019		500	502
0.875%, 2/14/2017		1,200	1,201
Chile Government International Bond (C)
3.875%, 8/5/2020		250	268
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 4/15/2020	EUR	15,893	21,446
1.500%, 4/15/2016	EUR	2,379	2,901
0.500%, 4/15/2030	EUR	455	611
0.100%, 4/15/2023	EUR	32,760	41,407
Development Bank of Japan (C)
5.125%, 2/1/2017		200	217
Export Development Canada (C)
2.250%, 5/28/2015		250	252
0.750%, 12/15/2017		750	740
0.500%, 9/15/2015		1,250	1,252
France Government Bond OAT
3.400%, 7/25/2029	EUR	376	681
3.150%, 7/25/2032	EUR	829	1,517
2.250%, 7/25/2020	EUR	989	1,368
2.100%, 7/25/2023	EUR	853	1,248
1.850%, 7/25/2027	EUR	502	749
1.800%, 7/25/2040	EUR	522	855
1.600%, 7/25/2015	EUR	914	1,112
1.300%, 7/25/2019	EUR	25,289	32,971
1.100%, 7/25/2022	EUR	1,326	1,770
1.000%, 7/25/2017	EUR	1,076	1,341
0.700%, 7/25/2030	EUR	201	263
0.450%, 7/25/2016	EUR	399	486
0.250%, 7/25/2018 to
7/25/2024	EUR	11,544	14,233
0.100%, 7/25/21	EUR	1,211	1,511
Hydro-Quebec (C)
2.000%, 6/30/2016		250	255
1.375%, 6/19/2017		150	151
Italy Buoni Poliennali Del Tesoro
3.100%, 9/15/2026	EUR	425	613
2.600%, 9/15/2023	EUR	1,222	1,671
2.550%, 9/15/2041	EUR	522	699
2.350%, 9/15/2019 to
9/15/2035 (A)	EUR	1,386	1,852
2.100%, 9/15/2016 to
9/15/2021	EUR	2,325	2,969
1.700%, 9/15/2018 to
9/15/2018	EUR	607	762
Province of British Columbia (C)
6.500%, 1/15/2026		250	336
2.000%, 10/23/2022		250	244
Province of Ontario Canada (C)
2.450%, 6/29/2022		250	249
0.950%, 5/26/2015		250	250
Svensk Exportkredit (C)
5.125%, 03/01/17		150	163

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)
United Kingdom Gilt Inflation Linked
4.125%, 7/22/2030	GBP	160	$852
2.500%, 4/16/2020 to 7/17/2024	GBP	869	4,829
2.000%, 1/26/2035	GBP	432	1,572
1.875%, 11/22/2022 to 11/22/2022	GBP	15,287	29,639
1.250%, 11/22/2017 to 11/22/2055	GBP	4,206	9,540
1.125%, 11/22/2037	GBP	260	593
0.750%, 3/22/2034 to 11/22/2047	GBP	1,299	2,912
0.625%, 3/22/2040 to 11/22/2042	GBP	1,441	3,140
0.500%, 3/22/2050	GBP	423	971
0.375%, 3/22/2062	GBP	484	1,196
0.125%, 3/22/2024 to 3/22/2044	GBP	5,645	9,772

Total Sovereign Debt (Cost $248,499) ($ Thousands)			237,848

COMMON STOCK — 3.0%

Consumer Discretionary — 0.3%
Altice*		691	55
Amazon.com, Cl A*		210	65
Autonation*		925	56
Autozone*		115	71
Bed Bath & Beyond*		871	66
Best Buy		1,208	47
BorgWarner		609	33
Cablevision Systems, Cl A		2,692	56
CarMax*		974	65
CBS, Cl B		891	49
Chipotle Mexican Grill, Cl A*		131	90
Coach		2,031	76
Comcast, Cl A		1,101	64
Darden Restaurants		1,212	71
Delphi Automotive		1,026	75
DIRECTV*		748	65
Discovery Communications, Cl A *		611	21
Discovery Communications, Cl C *		611	21
Dollar General*		1,154	82
Dollar Tree*		1,222	86
DR Horton		2,237	57
Electrolux		2,415	71
Expedia		660	57
Family Dollar Stores		921	73
Ford Motor		2,814	44
Fossil Group*		541	60
GameStop, Cl A		1,141	39
Gannett		1,572	50
Gap		2,002	84
Garmin		1,579	83
General Motors		1,259	44
Genuine Parts		563	60
Goodyear Tire & Rubber		3,358	96
H&R Block		2,909	98
Harley-Davidson, Cl A		750	49

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Harman International Industries, Cl A	299	$32
Hasbro	950	52
Home Depot	660	69
Inditex	4,585	132
Interpublic Group	2,930	61
Johnson Controls	1,192	58
Kohl’s	1,084	66
L Brands	1,100	95
Leggett & Platt	2,324	99
Lennar, Cl A	1,255	56
Lowe’s	1,189	82
Macy’s	1,130	74
Marriott International, Cl A	1,390	108
Mattel	1,549	48
McDonald’s	711	67
Michael Kors Holdings*	798	60
NetFlix*	63	22
Newell Rubbermaid, Cl B	1,797	68
News, Cl A*	3,347	52
Nike, Cl B	721	69
Nordstrom	882	70
Omnicom Group	1,019	79
O’Reilly Automotive*	451	87
PetSmart	770	63
Priceline Group*	45	51
PulteGroup	2,869	62
PVH	529	68
Ralph Lauren, Cl A	318	59
Ross Stores	730	69
Scripps Networks Interactive, Cl A	899	68
Staples	5,706	103
Starbucks	728	60
Starwood Hotels & Resorts Worldwide	802	65
Target, Cl A	839	64
Tiffany	538	58
Time Warner	1,132	97
Time Warner Cable, Cl A	381	58
TJX	1,183	81
Tractor Supply	780	61
TripAdvisor*	606	45
Twenty-First Century Fox, Cl A	1,390	53
Urban Outfitters*	2,108	74
VF	892	67
Viacom, Cl B	751	56
Walt Disney	583	55
Whirlpool	397	77
Wyndham Worldwide	519	44
Wynn Resorts	141	21
Yum! Brands	892	65

		5,429

Consumer Staples — 0.4%
Altria Group	3,188	157
Archer-Daniels-Midland	2,391	124
Avon Products	10,607	99
Brown-Forman, Cl B	1,540	135
Campbell Soup	5,326	234
Clorox	2,249	234
Coca-Cola	5,019	212
Coca-Cola Enterprises	3,533	156
Colgate-Palmolive	2,381	165
ConAgra Foods	6,607	240
Constellation Brands, Cl A*	1,282	126

Description	Shares	Market Value ($ Thousands)
Costco Wholesale	969	$137
CVS Health	1,219	117
Dr Pepper Snapple Group	3,217	230
Estee Lauder, Cl A	2,003	153
General Mills, Cl A	3,893	208
Heineken	867	62
Hershey	2,261	235
Hormel Foods	4,156	217
ICA Gruppen	1,289	50
JM Smucker	2,125	215
Kellogg	2,746	180
Keurig Green Mountain	865	114
Kimberly-Clark	1,728	200
Kraft Foods	3,022	189
Kroger	1,410	91
Lorillard	2,734	172
McCormick	3,079	229
Mead Johnson Nutrition, Cl A	1,595	160
Molson Coors Brewing, Cl B	2,464	184
Mondelez International, Cl A	5,619	204
Monster Beverage*	1,414	153
PepsiCo	1,678	159
Philip Morris International	1,860	152
Procter & Gamble	2,259	206
Reynolds American	3,052	196
Safeway	2,823	99
SYSCO, Cl A	5,177	206
Tyson Foods, Cl A	4,314	173
Walgreens Boots Alliance	2,355	180
Wal-Mart Stores	1,615	139
Whole Foods Market	2,824	142

		7,034

Energy — 0.3%
Anadarko Petroleum, Cl A	913	75
Apache	1,962	123
Baker Hughes	2,100	118
Cabot Oil & Gas	2,952	87
Cameron International*	1,419	71
Chesapeake Energy	8,038	157
Chevron	1,014	114
Cimarex Energy	700	74
ConocoPhillips	1,874	129
Consol Energy	3,992	135
Denbury Resources	22,118	180
Devon Energy	1,312	80
Diamond Offshore Drilling	4,101	151
EOG Resources	1,089	100
EQT	1,221	93
Exxon Mobil	1,312	121
FMC Technologies*	1,898	89
Galp Energia SGPS	12,947	132
Halliburton	4,031	158
Helmerich & Payne	1,022	69
Hess	2,354	174
Kinder Morgan	3,199	135
Koninklijke Vopak	4,422	230
Marathon Oil	4,333	123
Marathon Petroleum	1,154	104
Murphy Oil	2,333	118
Nabors Industries	13,393	174
National Oilwell Varco, Cl A	1,320	86
Newfield Exploration*	5,582	151
Noble Energy	2,186	104
Occidental Petroleum	1,154	93
Oneok	3,044	152

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Phillips 66	1,153	$83
Pioneer Natural Resources	645	96
QEP Resources	5,190	105
Range Resources	2,620	140
Schlumberger, Cl A	1,258	107
Southwestern Energy, Cl A*	5,452	149
Spectra Energy	3,735	136
Tesoro	1,406	105
Valero Energy	1,722	85
Williams	2,673	120

		5,026

Financials — 0.3%
Affiliated Managers Group*	278	59
Aflac	669	41
Allstate	963	68
American Express	700	65
American International Group	833	47
American Tower, Cl A †	1,028	102
Ameriprise Financial	614	81
Apartment Investment & Management, Cl A †	1,239	46
Assurant	976	67
AvalonBay Communities	370	60
Banco Bilbao Vizcaya Argentaria	3,923	37
Banco Comercial Portugues, Cl R*	515,788	41
Bank of America	3,043	54
Bank of New York Mellon	1,378	56
Bankia*	12,911	20
BB&T	1,475	57
Berkshire Hathaway, Cl B*	465	70
BlackRock	239	86
Boston Properties †	488	63
Capital One Financial	700	58
CBRE Group, Cl A*	1,563	54
Charles Schwab	2,369	72
Chubb	727	75
Cincinnati Financial	2,017	104
Citigroup	679	37
CME Group	580	51
Comerica	1,055	50
DBS Group Holdings	3,000	47
Discover Financial Services	1,159	76
E*Trade Financial*	2,457	60
Equity Residential †	941	68
Essex Property Trust	340	70
Fifth Third Bancorp	3,134	64
Franklin Resources	783	43
General Growth Properties †	2,355	66
Genworth Financial, Cl A*	1,800	15
Goldman Sachs Group	268	52
Hartford Financial Services Group	1,315	55
HCP †	1,674	74
Health Care †	867	66
Host Hotels & Resorts †	3,192	76
Hudson City Bancorp, Cl A	4,255	43
Huntington Bancshares	5,352	56
Industrivarden, Cl C	2,237	39
Intercontinental Exchange	310	68
Invesco	1,903	75
Iron Mountain †	2,607	101
JPMorgan Chase	755	47
KeyCorp	3,605	50
Kimco Realty †	2,593	65

Description	Shares	Market Value ($ Thousands)
Legg Mason	1,384	$74
Leucadia National	2,506	56
Lincoln National	1,188	68
Loews	1,087	46
M&T Bank	449	56
Macerich †	1,104	92
Marsh & McLennan	1,756	100
McGraw-Hill	531	47
MetLife	873	47
Moody’s	673	65
Morgan Stanley	1,399	54
NASDAQ OMX Group, Cl A	1,585	76
Navient	2,108	45
Northern Trust	820	55
Oversea-Chinese Banking	4,000	31
People’s United Financial	3,326	51
Plum Creek Timber †	1,119	48
PNC Financial Services Group	592	54
Principal Financial Group, Cl A	1,244	65
Progressive	2,974	80
ProLogis †	2,009	86
Prudential Financial	570	52
Public Storage †	541	100
Regions Financial	5,512	58
Simon Property Group †	325	59
Singapore Exchange	4,000	24
State Street	770	61
SunTrust Banks	1,338	56
T. Rowe Price Group	832	71
Torchmark, Cl A	964	52
Travelers	849	90
Unum Group	1,475	51
US Bancorp	1,531	69
Ventas †	1,347	97
Vornado Realty Trust	658	77
Wells Fargo	1,097	60
Weyerhaeuser †	1,332	48
XL Group, Cl A	1,587	55
Zions Bancorporation	1,284	37

		5,410

Health Care — 0.3%
Abbott Laboratories	3,250	146
AbbVie	1,774	116
Aetna, Cl A	1,342	119
Agilent Technologies	1,375	56
Alexion Pharmaceuticals*	446	82
Allergan	510	108
AmerisourceBergen	1,216	110
Amgen, Cl A	840	134
Anthem	1,014	127
Baxter International	1,783	131
Becton Dickinson	1,001	139
Biogen Idec*	231	78
Boston Scientific*	8,618	114
Bristol-Myers Squibb	2,520	149
C.R. Bard	523	87
Cardinal Health	1,831	148
CareFusion*	1,711	101
Celgene, Cl A*	1,198	134
Cerner*	2,136	138
Cigna	1,164	120
DaVita HealthCare Partners*	1,274	96
Dentsply International	1,986	106
Edwards Lifesciences, Cl A*	605	77
Eli Lilly	2,348	162

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Express Scripts Holding*	1,303	$110
Gilead Sciences*	1,056	100
Hospira*	2,090	128
Humana	710	102
Intuitive Surgical*	192	102
Johnson & Johnson	1,072	112
Laboratory Corp of America Holdings*	954	103
McKesson	595	123
Medtronic	1,811	131
Merck	2,621	149
Mylan*	2,116	119
Patterson	2,743	132
PerkinElmer	1,796	79
Pfizer	3,995	125
Quest Diagnostics	1,743	117
Regeneron Pharmaceuticals*	191	78
Ryman Healthcare	27,971	186
St. Jude Medical	1,964	128
Stryker	1,505	142
Tenet Healthcare*	1,688	86
Thermo Fisher Scientific	740	93
UnitedHealth Group	1,450	147
Varian Medical Systems*	1,374	119
Vertex Pharmaceuticals*	687	82
Waters*	1,193	134
Zimmer Holdings	1,217	138
Zoetis, Cl A	2,551	110

		5,953

Industrials — 0.3%
3M	528	87
ACS Actividades de Construcciony Servicios	1,517	53
ADT, Cl A	1,823	66
Ametek	1,000	53
Auckland International Airport	47,461	157
Boeing	707	92
C.H. Robinson Worldwide	1,277	96
Caterpillar, Cl A	615	56
Cintas	1,538	120
CSX	2,876	104
Cummins	374	54
Danaher, Cl A	910	78
Deere	725	64
Delta Air Lines, Cl A	1,401	69
Dover	786	56
Dun & Bradstreet	676	82
Emerson Electric	1,127	69
Equifax	1,030	83
Expeditors International of Washington	1,894	84
Fastenal, Cl A	2,002	95
FedEx	581	101
Ferrovial	1,249	25
Flowserve	922	55
Fluor	896	54
General Dynamics	849	117
General Electric	2,213	56
Honeywell International	801	80
Illinois Tool Works	945	90
Jacobs Engineering Group*	1,059	47
Joy Global	1,525	71
Kansas City Southern	757	92
Koninklijke Boskalis Westminster	625	34
Koninklijke Philips	1,231	36

Description	Shares	Market Value ($ Thousands)
L-3 Communications Holdings	643	$81
Lockheed Martin	290	56
Masco	3,321	84
Nielsen	1,700	76
Norfolk Southern	909	100
Northrop Grumman	759	112
PACCAR	1,085	74
Pall	857	87
Parker-Hannifin, Cl A	653	84
Pitney Bowes	2,255	55
Precision Castparts	310	75
Quanta Services*	1,779	51
Raytheon	853	92
Republic Services	2,778	112
Robert Half International	1,948	114
Rockwell Automation	815	91
Rockwell Collins	1,049	89
Roper Industries	388	60
Ryder System	976	91
Snap-on	540	74
Southwest Airlines, Cl A	2,040	86
Stanley Black & Decker	854	82
Stericycle, Cl A*	907	119
Textron	1,332	56
Union Pacific	856	102
United Parcel Service, Cl B	682	76
United Rentals*	770	79
United Technologies	672	77
Waste Management	2,460	126
WW Grainger	266	68
Xylem	1,841	70

		5,075

Information Technology — 0.2%
Adobe Systems*	1,333	97
Akamai Technologies*	1,426	90
Alliance Data Systems*	225	64
Altera	2,530	94
Amphenol, Cl A	1,220	66
Analog Devices	1,415	79
Apple	1,148	127
Applied Materials	3,455	86
Autodesk, Cl A*	1,243	75
Automatic Data Processing	1,236	103
Avago Technologies, Cl A	612	61
Broadcom, Cl A	2,356	102
CA	2,697	82
Cisco Systems	3,423	95
Citrix Systems*	1,207	77
Cognizant Technology Solutions, Cl A*	1,460	77
Computer Sciences	1,176	74
Corning, Cl B	3,400	78
eBay*	1,313	74
Electronic Arts*	1,687	79
EMC	2,540	76
F5 Networks, Cl A*	643	84
Facebook, Cl A*	800	62
Fidelity National Information Services, Cl B	1,370	85
First Solar*	1,275	57
Fiserv, Cl A*	1,220	87
Flir Systems	1,587	51
Google, Cl A*	126	67
Google, Cl C*	67	35
Harris	849	61

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Hewlett-Packard	1,974	$79
Intel	2,316	84
International Business Machines	503	81
Intuit	1,158	107
Juniper Networks	2,336	52
KLA-Tencor	1,029	72
Lam Research	1,034	82
Linear Technology	1,618	74
MasterCard, Cl A	1,158	100
Microchip Technology	1,617	73
Microsoft	2,162	100
Motorola Solutions	1,017	68
NetApp	2,048	85
Nvidia	4,153	83
Oracle, Cl B	2,124	96
Paychex	2,240	103
Qualcomm	1,313	98
Red Hat*	1,679	116
Salesforce.com*	1,084	64
SanDisk	768	75
Symantec, Cl A	4,377	112
Teradata*	1,941	85
Texas Instruments	1,935	103
Total System Services	2,623	89
VeriSign*	1,285	73
Visa, Cl A	345	90
Western Digital	821	91
Western Union	3,461	62
Xerox	5,181	72
Xilinx	1,139	49
Yahoo!*	1,891	96

		4,959

Materials — 0.2%
Air Products & Chemicals	1,352	195
Airgas	1,440	166
Alcoa	7,387	117
Allegheny Technologies	6,273	218
Avery Dennison	3,561	185
Ball	2,359	161
CF Industries Holdings	519	141
Dow Chemical, Cl A	2,827	129
E.I. Du Pont de Nemours	2,122	157
Eastman Chemical	1,512	115
Ecolab	1,335	139
FMC	2,338	133
Freeport-McMoRan, Cl B	8,940	209
International Flavors & Fragrances	1,619	164
International Paper	3,363	180
Martin Marietta Materials, Cl A	995	110
MeadWestvaco	3,651	162
Monsanto	1,460	174
Mosaic	3,072	140
Newmont Mining	9,106	172
Nucor	2,439	119
Owens-Illinois*	7,144	193
PPG Industries	740	171
Praxair	1,132	147
Sealed Air	3,899	165
Sherwin-Williams, Cl A	831	219
Sigma-Aldrich	1,578	217
Vulcan Materials	2,486	163

		4,561

Description	Shares	Market Value ($ Thousands)
Telecommunication Services — 0.3%
AT&T	40,799	$1,370
CenturyTel	26,528	1,050
Frontier Communications	163,239	1,089
Level 3 Communications*	15,024	742
Millicom International Cellular	965	72
Verizon Communications	25,727	1,203
Windstream Holdings	130,174	1,073

		6,599

Utilities — 0.4%
AES	15,859	218
AGL Resources	3,950	215
Ameren	6,424	296
American Electric Power	4,511	274
Centerpoint Energy	9,333	219
CMS Energy	8,242	286
Consolidated Edison	3,429	226
Dominion Resources	3,522	271
DTE Energy	3,434	297
Duke Energy	3,640	304
Edison International	4,542	297
Entergy	3,011	263
Exelon	5,687	211
FirstEnergy	6,835	267
Iberdrola	11,015	74
Integrys Energy Group	3,077	239
Meridian Energy	102,679	141
Mighty River Power	37,689	88
NextEra Energy	2,502	266
NiSource	6,334	269
Northeast Utilities	5,933	318
NRG Energy	6,416	173
Pepco Holdings	8,377	226
PG&E	5,556	296
Pinnacle West Capital	2,961	202
PPL	6,672	242
Public Service Enterprise Group	6,520	270
Red Electrica, Cl B	1,057	94
SCANA	3,824	231
Sempra Energy	2,530	282
Southern	6,436	316
TECO Energy	15,208	312
Wisconsin Energy	3,985	210
Xcel Energy	8,583	308

		8,201

Total Common Stock (Cost $44,391) ($ Thousands)		58,247

FOREIGN COMMON STOCK — 2.4%

Australia — 0.2%
AGL Energy	12,731	139
ALS	4,596	20
APA Group	20,222	123
Asciano	5,498	27
ASX	950	29
Aurizon Holdings	9,275	35
AusNet Services	122,879	134
BHP Billiton	1,444	35
Brambles	3,731	33
Caltex Australia	3,770	106
Coca-Cola Amatil	6,171	47
Cochlear	2,066	131
Computershare	29,839	288
Crown Resorts	4,311	45

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
CSL	2,169	$154
Fortescue Metals Group	27,506	62
Harvey Norman Holdings	22,915	63
Iluka Resources	13,740	67
Incitec Pivot	9,597	25
Insurance Australia Group	7,664	39
Leighton Holdings	1,331	25
Metcash, Cl A	17,072	26
Novion Property Group †	17,960	31
Origin Energy	11,989	114
Qantas Airways*	27,446	54
Ramsay Health Care	3,353	157
REA Group	843	31
Rio Tinto	1,320	62
Santos	17,113	116
Scentre Group *†	11,668	34
Sonic Healthcare	6,780	102
Sydney Airport	4,696	18
Tabcorp Holdings	16,759	57
Tatts Group	26,867	76
Telstra, Cl B	40,064	196
Toll Holdings	6,200	30
TPG Telecom	18,871	104
Transurban Group	5,588	39
Treasury Wine Estates	19,143	75
Wesfarmers	1,449	49
Westfield †	3,250	24
Woodside Petroleum	3,793	118
Woolworths	3,001	75
WorleyParsons	13,343	110

		3,325

Austria — 0.0%
Andritz	1,380	76
Erste Group Bank	2,296	53
OMV	4,244	113
Raiffeisen Bank International	1,973	30
Vienna Insurance Group Wiener Versicherung Gruppe	1,302	59
Voestalpine	3,151	125

		456

Belgium — 0.1%
Ageas	983	35
Anheuser-Busch InBev	1,099	125
Belgacom	5,426	198
Colruyt	2,862	133
Delhaize Group	1,344	98
KBC Groep	1,106	62
Solvay	386	52
Telenet Group Holding*	2,272	128
UCB, Cl A	2,826	216
Umicore	2,024	82

		1,129

Canada — 0.2%
Agnico Eagle Mines	1,067	27
Agrium	572	54
Alimentation Couche-Tard, Cl B	2,627	110
Atco, Cl I	3,268	134
Bank of Montreal	535	38
Bank of Nova Scotia, Cl C	668	38
Barrick Gold	1,727	19
BCE	3,420	157
BlackBerry*	10,609	117
Bombardier, Cl B	18,231	65

Description	Shares	Market Value ($ Thousands)
CAE	5,499	$72
Cameco	1,287	21
Canadian National Railway	1,516	105
Canadian Pacific Railway	389	75
Canadian Tire, Cl A	691	73
Canadian Utilities, Cl A	4,940	175
Catamaran*	4,904	255
CGI Group, Cl A*	4,387	168
CI Financial	1,596	45
Constellation Software	529	158
Crescent Point Energy, Cl F	1,225	28
Dollarama	2,084	107
Empire, Cl A	1,160	88
Encana	2,274	32
Enerplus	2,352	23
Finning International	2,404	52
First Quantum Minerals	2,143	31
Fortis	5,621	189
Franco-Nevada	1,000	49
George Weston	1,134	98
Gildan Activewear	1,192	68
H&R †	636	12
Husky Energy	1,708	41
Imperial Oil	528	23
Intact Financial	860	62
Kinross Gold*	14,314	40
Loblaw	1,957	105
Magna International, Cl A	748	81
MEG Energy*	4,716	80
Metro, Cl A	1,162	94
National Bank of Canada	1,018	43
Open Text	2,501	146
Pacific Rubiales Energy	8,115	50
Potash Corp of Saskatchewan	2,157	77
Restaurant Brands International*	5,850	230
RioCan †	1,451	33
Rogers Communications, Cl B	4,319	168
Saputo	2,238	67
Shaw Communications, Cl B	4,071	110
Silver Wheaton, Cl H	353	7
SNC-Lavalin Group	1,501	57
Suncor Energy	689	22
Teck Resources, Cl B	2,423	33
TELUS	3,640	132
Thomson Reuters, Cl B	1,875	76
Toronto-Dominion Bank	744	36
TransAlta	22,702	206
Turquoise Hill Resources*	6,748	21
Valeant Pharmaceuticals International*	1,212	174
Vermilion Energy	783	38

		4,935

China — 0.0%
Sands China	7,200	36
Yangzijiang Shipbuilding Holdings	63,108	57

		93

Denmark — 0.1%
AP Moeller—Maersk, Cl A	30	58
AP Moeller—Maersk, Cl B	35	71
Carlsberg, Cl B	1,235	96
Coloplast, Cl B	2,373	200
Danske Bank	2,438	66

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Novo Nordisk, Cl B	3,520	$149
Novozymes, Cl B	3,477	147
Pandora	981	80
TDC	19,418	149
Tryg	1,050	118
Vestas Wind Systems*	974	36
William Demant Holding*	1,463	111

		1,281

Finland — 0.1%
Elisa	5,193	142
Fortum	7,714	168
Kone, Cl B	1,544	71
Metso	980	29
Neste Oil	6,922	168
Nokia	19,940	158
Nokian Renkaat	2,756	68
Orion, Cl B	6,265	195
Sampo, Cl A	1,991	93
Stora Enso, Cl R	5,916	53
UPM-Kymmene, Cl V	4,939	82
Wartsila OYJ Abp	1,289	58

		1,285

France — 0.1%
Accor	875	39
Aeroports de Paris, Cl A	373	45
Air Liquide	672	84
Alcatel-Lucent*	26,472	95
ArcelorMittal	7,041	77
Arkema	601	40
AtoS	1,295	104
Bureau Veritas	900	20
Capital Gemini	1,281	92
Carrefour	1,050	32
Casino Guichard Perrachon	507	47
Christian Dior, Cl B	255	44
CNP Assurances	1,903	34
Credit Agricole	1,627	21
Danone	624	41
Dassault Systemes	1,844	113
Electricite de France	2,757	76
Essilor International	1,806	203
Eutelsat Communications	168	5
Fonciere Des Regions †	434	40
GDF Suez	2,949	69
Groupe Eurotunnel	4,624	60
Hermes International	26	9
ICADE †	512	41
Iliad	495	119
Klepierre †	731	32
L’Oreal	335	56
LVMH Moet Hennessy Louis Vuitton	241	39
Natixis	5,679	38
Numericable-SFR*	536	27
Orange	7,624	131
Pernod Ricard	333	37
Remy Cointreau	588	40
Renault	450	33
Rexel	1,194	22
Sanofi	1,412	129
Schneider Electric	577	42
SCOR	1,457	45
Suez Environnement	2,291	40
Technip	2,084	125

Description	Shares	Market Value ($ Thousands)
Thales, Cl A	738	$40
Total	2,483	128
Unibail-Rodamco †	139	36
Valeo	335	42
Veolia Environment*	4,258	76
Vinci	822	45
Vivendi	3,157	79
Wendel	279	31

		2,863

Germany — 0.1%
adidas	223	16
Allianz	347	58
BASF	525	44
Bayer	703	96
Beiersdorf	629	51
Brenntag	1,131	64
Celesio	1,540	50
Commerzbank*	1,850	25
Continental	286	61
Deutsche Bank	542	16
Deutsche Boerse	557	40
Deutsche Lufthansa	2,426	41
Deutsche Post	923	30
Deutsche Telekom	10,128	162
E.ON	6,479	111
Fraport Frankfurt Airport Services Worldwide	761	44
Fresenius	1,842	96
Fresenius Medical Care	1,901	142
GEA Group	582	26
Hannover Rueck	619	56
HeidelbergCement	879	63
Henkel & KGaA	793	77
Infineon Technologies	9,810	105
K+S	1,500	42
LANXESS	600	28
Linde	210	39
MAN	398	44
Merck KGaA	1,034	98
Metro	2,178	67
Muenchener Rueckversicherungs	274	55
OSRAM Licht*	641	25
RTL Group	199	19
RWE	3,914	122
SAP	1,731	122
Siemens	424	48
Telefonica Deutschland Holding	23,199	124
ThyssenKrupp	1,832	47
TUI*	3,217	52
United Internet	3,241	147
Volkswagen	135	29

		2,582

Hong Kong — 0.1%
AIA Group	5,800	32
ASM Pacific Technology	27,400	262
Cathay Pacific Airways	27,000	59
Cheung Kong Infrastructure Holdings	37,438	277
CLP Holdings, Cl B	40,000	347
Galaxy Entertainment Group	7,000	39
Genting Singapore	104,000	85
HKT Trust and HKT	111,920	146
Hong Kong & China Gas	101,420	232

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Hopewell Hong Kong
Properties*	660	$—
Hutchison Whampoa	5,000	57
Kerry Properties	13,000	47
Li & Fung	100,000	94
Link	6,500	41
MGM China Holdings	10,400	27
MTR	13,000	53
NWS Holdings	40,000	74
PCCW	313,000	214
Power Assets Holdings	29,102	282
Shangri-La Asia	16,000	22
SJM Holdings	12,000	19
Swire Pacific, Cl A	4,000	52
Swire Properties	7,800	23
Techtronic Industries	17,000	55
WH Group (A)*	260,000	149
Wynn Macau	10,800	30
Yue Yuen Industrial Holdings	13,000	47

		2,765

Ireland — 0.1%
Accenture, Cl A	975	87
Actavis*	451	116
Allegion	1,531	85
Bank of Ireland*	151,278	57
Covidien	1,548	158
CRH	4,534	109
Eaton	1,420	97
Ingersoll-Rand	1,099	70
Kerry Group, Cl A	2,692	186
Mallinckrodt*	700	69
Pentair	964	64
Perrigo	655	110
Ryanair Holdings*	1,580	113
Seagate Technology	1,313	87
Tyco International	2,113	93

		1,501

Israel — 0.1%
Bank Hapoalim	9,043	43
Bank Leumi Le-Israel*	20,570	71
Bezeq The Israeli Telecommunication	87,057	155
Delek Group	723	183
Israel*	261	124
Israel Chemicals	12,621	92
Mizrahi Tefahot Bank*	6,105	64
NICE-Systems	6,923	351
Teva Pharmaceutical Industries	5,350	305

		1,388

Italy — 0.1%
Assicurazioni Generali	2,134	44
Atlantia	3,095	72
Banca Monte dei PaschidiSiena*	35,686	20
CNH Industrial	4,168	34
Enel	13,273	59
Enel Green Power	26,232	55
Eni	3,019	53
Fiat Chrysler Automobiles*	5,271	61
Finmeccanica	5,105	48
Luxottica Group	1,251	69
Pirelli & C.	3,530	48
Prysmian	1,992	36
Saipem	9,843	104

Description	Shares	Market Value ($ Thousands)
Snam Rete Gas	25,202	$125
Telecom Italia	202,728	189
Tenaris	3,874	59
Terna Rete Elettrica Nazionale	28,255	129
UnipolSai	8,846	24

		1,229

Japan — 0.4%
Acom*	100	—
Aeon, Cl H	8,800	89
Air Water	2,000	32
Aisin Seiki	700	25
Ajinomoto	4,000	75
Alfresa Holdings	3,200	39
ANA Holdings	20,000	50
Asahi Group Holdings	2,800	88
Asahi Kasei	4,000	37
Astellas Pharma	5,000	70
Bank of Yokohama	10,000	55
Benesse, Cl A	1,200	36
Bridgestone	800	28
Calbee	1,200	42
Central Japan Railway	400	61
Chiba Bank, Cl B	6,000	40
Chubu Electric Power	5,900	70
Chugai Pharmaceutical	2,500	62
Chugoku Bank	3,900	54
Chugoku Electric Power	6,400	84
Daicel	3,000	35
Daiichi Sankyo	3,000	42
Daito Trust Construction	400	46
Daiwa House Industry	2,000	38
Daiwa Securities Group	5,000	40
Dentsu	1,000	42
East Japan Railway	400	30
Eisai	1,800	70
Electric Power Development	2,800	95
FamilyMart, Cl H	2,600	99
Fast Retailing	100	37
Fuji Heavy Industries	900	32
FUJIFILM Holdings	400	13
Fukuoka Financial Group	6,000	31
Gunma Bank	6,000	39
Hachijuni Bank	8,000	52
Hakuhodo DY Holdings	2,400	23
Hankyu Hanshin Holdings	7,000	38
Hirose Electric	200	23
Hiroshima Bank	10,000	48
Hisamitsu Pharmaceutical	1,500	47
Hitachi Chemical	839	15
Hitachi Metals	2,000	34
Hokuriku Electric Power	4,300	55
Idemitsu Kosan	6,900	115
Inpex	10,400	117
Itochu Techno-Solutions	1,200	43
Iyo Bank	2,800	31
J Front Retailing	3,000	35
Japan Prime Realty Investment, Cl A †	7	25
Japan Real Estate Investment, †	5	24
Japan Retail Fund Investment, Cl A †	25	53
Japan Tobacco	1,400	39
Joyo Bank	8,000	40
JX Holdings	31,600	124
Kajima	7,000	29

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Kakaku.com	2,300	$33
Kamigumi	3,000	27
Kaneka	4,000	22
Kansai Electric Power	6,200	59
Kansai Paint	3,000	47
Kao	1,600	64
KDDI	2,400	153
Keikyu	4,000	30
Keio	4,000	29
Keyence	100	45
Kintetsu	15,000	50
Kirin Holdings	6,100	76
Konami	456	8
Kyocera	400	19
Kyowa Hakko Kirin	6,000	57
Kyushu Electric Power	5,100	52
Lawson	1,600	97
LIXIL Group	800	17
M3	3,000	51
Maruichi Steel Tube	1,300	28
McDonald’s Holdings Japan	2,800	61
Medipal Holdings	4,900	58
MEIJI Holdings	900	83
Miraca Holdings	1,800	78
Mitsubishi Chemical Holdings, Cl B	5,000	24
Mitsubishi Motors	4,200	39
Mitsubishi Tanabe Pharma	2,100	31
Mitsui Chemicals	9,000	26
Murata Manufacturing	500	55
NEC	12,000	35
NGK Spark Plug	1,000	31
NH Foods	4,000	88
NHK Spring	2,400	21
Nippon Building Fund †	3	15
Nippon Electric Glass	4,000	18
Nippon Express	5,000	26
Nippon Steel & Sumitomo Metal	9,555	24
Nippon Telegraph & Telephone	3,200	166
Nisshin Seifun Group	9,415	92
Nissin Food Products	2,000	96
Nitori Holdings	900	49
NOK	1,500	39
Nomura Research Institute	1,800	56
NTT Data	800	30
NTT DOCOMO	16,400	242
Odakyu Electric Railway	3,000	27
Oji Holdings	10,000	36
Ono Pharmaceutical	600	54
Oracle Japan	800	33
Osaka Gas	32,000	121
Otsuka	1,200	38
Otsuka Holdings	1,600	48
Rakuten	1,800	25
Resona Holdings	7,700	39
Rohm	800	49
Sankyo	1,100	38
Santen Pharmaceutical	1,000	54
Sekisui Chemical	3,000	36
Seven & i Holdings	2,100	76
Seven Bank	11,800	50
Sharp	8,000	18
Shikoku Electric Power	6,500	80
Shimadzu	2,000	21
Shimamura	500	43
Shimizu	3,000	20

Description	Shares	Market Value ($ Thousands)
Shin-Etsu Chemical, Cl A	400	$26
Shiseido	5,900	83
Shizuoka Bank	3,000	28
Showa Shell Sekiyu	14,400	143
SoftBank	1,300	78
Sumitomo	1,400	14
Suntory Beverage & Food	2,600	90
Suruga Bank	1,200	22
Suzuken	1,900	53
Sysmex	1,300	58
Taisei	5,000	29
Takashimaya	3,000	24
Takeda Pharmaceutical	900	38
Teijin	10,000	27
Terumo	2,200	51
Tobu Railway	7,000	30
Toho	1,600	37
Toho Gas	17,063	84
Tohoku Electric Power	4,200	49
Tokyo Electric Power	8,800	36
Tokyo Gas	19,000	103
Tokyu	4,000	25
TonenGeneral Sekiyu	16,000	137
Toray Industries	4,000	32
TOTO	2,000	24
Toyo Seikan Group Holdings	1,900	24
Toyo Suisan Kaisha	3,000	97
Toyota Industries	700	36
Toyota Motor	500	32
Unicharm	2,600	63
USS	2,700	42
West Japan Railway	700	33
Yahoo Japan	8,200	30
Yakult Honsha	1,000	53
Yamaguchi Financial Group	5,000	52
Yamato Holdings	1,400	28
Yamato Kogyo	600	17
Yamazaki Baking	3,000	37

		7,954

Luxembourg — 0.0%
SES	475	17

Netherlands — 0.1%
Aegon	4,287	33
Akzo Nobel	1,034	72
ASML Holding	1,897	206
Corio †	1,083	53
Delta Lloyd	2,203	49
Gemalto	2,596	213
ING Groep*	2,732	36
Koninklijke Ahold	4,258	76
Koninklijke DSM	1,537	94
LyondellBasell Industries, Cl A	2,346	187
OCI*	1,040	36
QIAGEN*	3,735	88
Randstad Holding	769	37
Reed Elsevier	5,291	127
Royal KPN	48,403	154
STMicroelectronics	12,799	96
TNT Express	3,349	22
Unilever	2,163	85
Wolters Kluwer	2,870	88

		1,752

New Zealand — 0.0%
Contact Energy	32,197	160

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Fletcher Building	22,187	$144
Spark New Zealand	99,640	243

		547

Norway — 0.0%
DNB, Cl A	4,057	60
Gjensidige Forsikring	3,894	63
Norsk Hydro	19,704	112
Orkla	13,781	94
Seadrill	8,660	100
Statoil	4,022	70
Telenor	6,781	137
Yara International	2,094	93

		729

Panama — 0.0%
Carnival	1,100	50

Portugal — 0.0%
Banco Espirito Santo*	50,830	7
EDP—Energias de Portugal	46,145	180
Jeronimo Martins SGPS	11,012	111

		298

Singapore — 0.1%
CapitaLand	16,000	40
Global Logistic Properties	17,000	32
Golden Agri-Resources	431,000	150
Hutchison Port Holdings, Cl U	59,000	41
Jardine Cycle & Carriage	3,000	96
Keppel	7,000	47
Keppel Land	18,000	46
Sembcorp Industries	17,000	57
Sembcorp Marine	22,000	54
Singapore Press Holdings	45,000	143
Singapore Telecommunications	67,000	197
StarHub	77,000	241
United Overseas Bank	2,000	37
Wilmar International	54,000	132

		1,313

Spain — 0.1%
Abertis Infraestructuras	3,168	63
Amadeus IT Holding, Cl A	6,318	253
Distribuidora Internacional de Alimentacion	17,088	116
Enagas	2,650	84
Gas Natural SDG	3,251	82
Grifols	3,800	152
International Consolidated Airlines Group*	7,033	53
Repsol, Cl A	7,973	150
Telefonica*	7,193	104
Zardoya Otis	3,490	39

		1,096

Sweden — 0.1%
Alfa Laval	1,154	22
Atlas Copco, Cl A	1,818	51
Atlas Copco, Cl B	1,891	48
Boliden	8,489	136
Elekta, Cl B	16,358	167
Getinge, Cl B	4,418	100
Hennes & Mauritz, Cl B	1,697	71
Hexagon, Cl B	5,556	172
Husqvarna, Cl B	10,117	75
Investment Kinnevik, Cl B	1,565	51
Lundin Petroleum*	11,690	168

Description	Shares	Market Value ($ Thousands)
Nordea Bank	3,377	$39
Skandinaviska Enskilda Banken, Cl A	2,527	32
Svenska Cellulosa SCA, Cl B	2,836	61
Swedbank, Cl A	2,347	59
Swedish Match	3,223	101
Tele2, Cl B	5,367	65
Telefonaktiebolaget LM Ericsson, Cl B	17,279	208
TeliaSonera	16,045	103
Volvo, Cl B	2,403	26

		1,755

Switzerland — 0.1%
ABB	2,216	47
ACE	744	85
Actelion	953	111
Adecco	787	54
Aryzta	892	69
Baloise Holding	105	14
Barry Callebaut	52	53
Cie Financiere Richemont	1,207	108
Coca-Cola HBC	1,128	22
EMS-Chemie Holding	226	92
Givaudan	59	106
Holcim	803	58
Kuehne & Nagel International	331	45
Lindt & Spruengli	17	137
Lonza Group	898	101
Nestle	1,249	92
Novartis	1,376	128
Partners Group Holding	160	47
Roche Holding	431	117
Schindler Holding	484	70
SGS, Cl B	17	35
Sika	24	71
Sonova Holding	687	101
Swatch Group	806	70
Swatch Group, Cl B	139	62
Swiss Life Holding	52	12
Swiss Prime Site, Cl H	600	44
Swisscom	463	243
Syngenta	167	54
TE Connectivity	1,250	79
Transocean	6,882	127

		2,454

United Kingdom — 0.2%
Admiral Group	999	20
Amec Foster Wheeler	4,533	60
Anglo American	1,410	26
Antofagasta	4,282	50
Aon	1,040	99
ARM Holdings	14,245	221
Associated British Foods	1,185	58
AstraZeneca	2,421	172
BG Group	4,346	59
BHP Billiton	1,565	34
BP	9,694	62
British American Tobacco	862	47
BT Group, Cl A	22,256	139
Bunzl	1,394	38
Burberry Group	1,376	35
Capita	2,265	38
Centrica	21,436	93
Compass Group	2,623	45

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Croda International	1,447	$60
Diageo	1,208	35
Dixons Carphone	3,499	25
Ensco, Cl A	2,502	75
Friends Life Group	5,557	32
G4S	5,689	25
GlaxoSmithKline	5,929	127
Glencore	6,137	29
IMI	1,574	31
Imperial Tobacco Group	919	41
Indivior*	1,075	3
Inmarsat	11,267	141
InterContinental Hotels Group	1,529	62
Intertek Group	544	20
ITV	11,950	40
J Sainsbury	7,007	27
Johnson Matthey	1,033	55
Marks & Spencer Group	4,422	33
National Grid	10,422	149
Next, Cl A	560	60
Noble	9,410	156
Pearson	1,667	31
Petrofac	2,796	31
Reckitt Benckiser Group	1,075	87
Reed Elsevier	3,034	52
Rexam	6,431	45
Rio Tinto	1,309	61
Royal Dutch Shell, Cl A	1,470	49
Royal Dutch Shell, Cl B	1,430	50
RSA Insurance Group	3,364	23
SABMiller	864	45
Sage Group	34,506	251
Severn Trent	5,554	174
Shire	1,772	125
Sky	2,333	33
Smith & Nephew	9,047	168
Smiths Group	1,958	33
SSE	5,959	151
Subsea 7	11,801	120
Tate & Lyle	2,203	21
Tesco	5,643	17
Travis Perkins	1,784	52
Tullow Oil	7,183	46
Unilever	1,003	41
United Utilities Group, Cl B	11,633	166
Vodafone Group	44,635	155
WM Morrison Supermarkets	17,806	51
WPP	2,771	58

		4,658

Total Foreign Common Stock (Cost $41,575) ($ Thousands)		47,455

CORPORATE OBLIGATIONS — 1.6%

Consumer Discretionary (C) — 0.0%
Trustees of Dartmouth College
4.750%, 6/1/2019	$250	278
University of Southern California
5.250%, 10/1/2111	100	135

		413

Consumer Staples — 0.0%
Wal-Mart Stores (C)
2.800%, 4/15/2016	300	308

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Energy (C) — 0.1%
Chevron
4.950%, 3/3/2019	$150	$167
Exxon Mobil
3.176%, 3/15/2024	500	516
Shell International Finance BV
3.250%, 9/22/2015	250	254
Total Capital
3.000%, 6/24/2015	250	253
XTO Energy
6.750%, 8/1/2037	300	440
6.500%, 12/15/2018	750	882

		2,512

Financials (C) — 1.1%
African Development Bank
0.875%, 3/15/2018	500	493
Asian Development Bank
1.125%, 3/15/2017	150	151
European Bank for Reconstruction & Development
1.500%, 3/16/2020	250	246
1.000%, 2/16/2017	600	602
International Bank for Reconstruction & Development
0.875%, 4/17/2017	450	451
Landwirtschaftliche Rentenbank
1.750%, 4/15/2019	200	201
1.000%, 4/4/2018	200	198
African Development Bank
2.500%, 3/15/2016	250	256
1.125%, 3/15/2017	200	201
Andina de Fomento
4.375%, 6/15/2022	250	268
Asian Development Bank
5.593%, 7/16/2018	250	283
2.625%, 2/9/2015	1,000	1,002
0.500%, 6/20/2016	1,000	999
Australia & New Zealand Banking Group NY MTN
1.875%, 10/6/2017	250	252
Bank of Montreal MTN
1.400%, 9/11/2017	200	200
Bank of New York Mellon
3.550%, 9/23/2021	200	209
Bank of Nova Scotia
3.400%, 1/22/2015	300	300
1.850%, 1/12/2015	500	500
Berkshire Hathaway Finance
5.400%, 5/15/2018	250	280
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	253
China Development Bank
5.000%, 10/15/2015	250	257
CME Group
3.000%, 9/15/2022	100	102
Commonwealth Bank of Australia NY MTN
1.900%, 9/18/2017	150	152
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.375%, 1/19/2017	250	261

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Council of Europe Development Bank MTN
1.500%, 2/22/2017	$850	$860
European Bank for Reconstruction & Development MTN
0.750%, 9/1/2017	200	198
European Investment Bank
4.875%, 2/15/2036	250	321
1.000%, 12/15/2017	150	149
FMS Wertmanagement AoeR
1.000%, 11/21/2017	950	944
0.625%, 4/18/2016	750	750
HSBC Holdings
5.100%, 4/5/2021	250	283
Inter-American Development Bank
7.000%, 6/15/2025	500	689
3.875%, 9/17/2019	350	384
1.125%, 3/15/2017	300	302
International Bank for Reconstruction & Development MTN
4.750%, 2/15/2035	250	317
International Finance
2.125%, 11/17/2017	750	768
1.750%, 9/4/2018	200	202
1.125%, 11/23/2016	750	753
1.000%, 4/24/2017	300	300
KFW
2.375%, 8/25/2021	500	510
0.875%, 9/5/2017	200	199
Korea Finance
4.625%, 11/16/2021	250	277
Landwirtschaftliche Rentenbank
1.875%, 9/17/2018	550	558
1.375%, 10/23/2019	500	492
0.875%, 9/12/2017	300	298
National Australia Bank Ltd.
1.600%, 8/7/2015	350	352
Nordic Investment Bank MTN
2.500%, 7/15/2015	200	202
1.000%, 3/7/2017	750	752
0.750%, 1/17/2018	200	197
0.500%, 4/14/2016	750	750
North American Development Bank
2.400%, 10/26/2022	200	194
Oesterreichische Kontrollbank MTN
1.125%, 7/6/2015	150	151
Royal Bank of Canada MTN
1.150%, 3/13/2015	250	250
Svenska Handelsbanken
2.875%, 4/4/2017	200	207
Toronto-Dominion Bank
2.375%, 10/19/2016	250	256
Toyota Motor Credit MTN
3.400%, 9/15/2021	150	158
3.200%, 6/17/2015	100	101
Westpac Banking
4.875%, 11/19/2019	200	223
3.000%, 8/4/2015	250	254

		21,718

Description	Face Amount ($ Thousands)/Shares/ Number of Warrants	Market Value ($ Thousands)

Health Care — 0.1%
Johns Hopkins University
5.250%, 7/1/2019	$75	$85
Johnson & Johnson
5.950%, 8/15/2037	300	407
3.375%, 12/5/2023	500	535
Novartis Securities Investment
5.125%, 2/10/2019	150	168
Sanofi
4.000%, 3/29/2021	150	163

		1,358

Industrials — 0.1%
3M MTN
5.700%, 3/15/2037	150	195
General Electric Capital
0.850%, 10/9/2015	500	501

		696

Information Technology — 0.2%
Google
3.625%, 5/19/2021	150	161
Microsoft
2.500%, 2/8/2016	350	358
2.125%, 11/15/2022	500	485
1.625%, 9/25/2015	1,250	1,262
0.875%, 11/15/2017	1,500	1,485

		3,751

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 7/18/2017	200	199

Utilities — 0.0%
Southern California Gas
5.125%, 11/15/2040	150	180

Total Corporate Obligations (Cost $31,154) ($ Thousands)		31,135

EXCHANGE TRADED FUND — 0.6%
iShares iBoxx Investment Grade Corporate Bond Fund	101,278	12,094

Total Exchange Traded Fund (Cost $11,612) ($ Thousands)		12,094

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding	342	28

Consumer Staples — 0.0%
Henkel & KGaA	596	64

Materials — 0.0%
Fuchs Petrolub	1,520	61

Total Preferred Stock (Cost $138) ($ Thousands)		153

WARRANTS* — 0.0%
Olam International, Strike Price: $1.291 Expires 12/31/17	4,698	—

Total Warrants (Cost $—) ($ Thousands)		—

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

Description		Number of Rights/Shares/ Face Amount (1) (Thousands)	Market Value ($ Thousands)
RIGHTS* — 0.0%
APA Group, Strike Price: 6.60 AUD Expires 01/18/15		6,741	$5

Total Rights (Cost $—) ($ Thousands)			5

CASH EQUIVALENT — 35.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**††		700,177,907	700,178

Total Cash Equivalent (Cost $700,178) ($ Thousands)			700,178

TIME DEPOSITS — 23.4%
Brown Brothers Harriman
2.900%, 1/2/2015	NZD	10	8
1.901%, 1/2/2015	AUD	16	13
0.350%, 1/2/2015	NOK	34	5
0.055%, 1/2/2015	CAD	3	2
0.031%, 1/2/2015	GBP	892	1,390
0.030%, 1/2/2015		459,564	459,564
0.005%, 1/2/2015	HKD	49	6
0.005%, 1/2/2015	SGD	15	12
0.001%, 1/2/2015	CHF	7	7
-0.080%, 1/2/2015	EUR	1,224	1,481

Total Time Deposits (Cost $462,488) ($ Thousands)			462,488

U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Bills (A) (B)
0.071%, 06/04/15		42,750	42,736
0.061%, 05/28/15		42,750	42,739
0.014%, 01/15/15		13,500	13,500
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29		607	868
3.625%, 04/15/28		826	1,136
2.625%, 07/15/17		687	737
2.500%, 07/15/16		1,561	1,627
2.500%, 01/15/29		725	900
2.375%, 01/15/17		235	247
2.375%, 01/15/25		1,347	1,581
2.375%, 01/15/27		177	211
2.125%, 01/15/19		15,261	16,399
2.125%, 02/15/41		1,156	1,509
2.000%, 01/15/16		179	182
2.000%, 01/15/26		461	528
1.875%, 07/15/15		388	389
1.875%, 07/15/19		1,339	1,437
1.750%, 01/15/28		651	736
1.625%, 01/15/15		792	791
1.375%, 07/15/18		732	767
1.375%, 01/15/20		959	1,006
1.250%, 07/15/20		1,256	1,319
1.125%, 01/15/21		903	938
0.750%, 02/15/42		1,524	1,480
0.625%, 07/15/21		2,297	2,325
0.625%, 01/15/24		18,113	18,191
0.500%, 04/15/15		834	823
0.375%, 07/15/23		18,773	18,560

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.125%, 04/15/16	$886	$884
0.125%, 04/15/17	679	680
0.125%, 04/15/18	74,930	74,649
0.125%, 04/15/19	72,349	71,552
0.125%, 01/15/22	2,518	2,449
0.125%, 07/15/22	981	956
0.125%, 01/15/23	16,201	15,666
0.125%, 07/15/24	12,899	12,423

Total U.S. Treasury Obligations (Cost $358,082) ($ Thousands)		352,921

Total Investments — 96.2% (Cost $1,898,117) ($ Thousands)‡		$1,902,524

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-Year GFP E-MINI Future	1,478	Mar-2015	$1,122
Amsterdam Index	64	Jan-2015	117
Australian 3-Year Bond	864	Mar-2015	912
Brent Crude Penultimate***	38	Feb-2015	(126)
CAC40 10 Euro	200	Jan-2015	187
Canadian 10-Year Bond	1,106	Mar-2015	2,409
Cocoa***	115	Mar-2015	(130)
Coffee ‘C’***	120	Mar-2015	(1,163)
Corn***	118	Mar-2015	47
Corn***	84	May-2015	55
Cotton No. 3***	221	Mar-2015	(235)
Dax Index	51	Mar-2015	195
DJ Euro Stoxx 50 Index	837	Mar-2015	932
Dow Jones-UBS Commodity Index***	375	Mar-2015	(241)
Euro-Bobl	186	Mar-2015	187
Euro-BTP	454	Mar-2015	942
Euro-Bund	1,437	Mar-2015	4,786
Euro-Buxl 30 Year Bond	40	Mar-2015	369
Euro-Schatz	436	Mar-2015	99
Feeder Cattle***	38	Jan-2015	69
Feeder Cattle***	59	Mar-2015	(309)
Feeder Cattle***	15	May-2015	(61)
FTSE 100 Index	387	Mar-2015	2,036
FTSE/JSE Top 40 Index	239	Mar-2015	414
Gas Oil ICE***	17	Feb-2015	(317)
Gas Oil ICE***	113	Mar-2015	(468)
Gasoline RBOB***	21	Feb-2015	(496)
Gasoline RBOB***	125	Mar-2015	(1,260)
Gold***	236	Feb-2015	(324)
Goldman Sachs Index***	85	Jan-2015	(973)
Hang Seng Index	106	Jan-2015	124
Heating***	53	Mar-2015	(451)
Heating Oil***	15	Feb-2015	(32)
H-shares Index	358	Jan-2015	106
IBEX 35 Plus Index	35	Jan-2015	192
Japanese 10-Year Bond	101	Mar-2015	573
KOSPI 200 Index	156	Mar-2015	(498)
Lean Hogs***	419	Feb-2015	(1,552)
Lean Hogs***	231	Apr-2015	(659)
Live Cattle***	244	Feb-2015	(323)
Live Cattle***	205	Apr-2015	(122)
Live Cattle***	108	Jun-2015	11
LME Aluminum***	143	Mar-2015	(491)
LME Aluminum***	371	Jun-2015	(1,126)
LME Copper***	61	Mar-2015	(281)
LME Copper***	85	Jun-2015	(237)
LME Lead***	22	Jun-2015	(95)
LME Nickel***	41	Jun-2015	(304)
LME Nickel***	42	Mar-2015	(462)
LME Zinc***	101	Mar-2015	350
LME Zinc***	88	Jun-2015	(99)
Long Gilt 10-Year Bond	1,023	Mar-2015	4,650
MSCI EAFE E-MINI Index	585	Mar-2015	925
MSCI Emerging E-MINI Index	678	Mar-2015	1,819
Natural Gas***	125	Jan-2015	(2,011)
Natural Gas***	73	Mar-2015	(539)
Russell 2000 Index E-MINI	468	Mar-2015	2,904
S&P 500 Index E-MINI	3,145	Mar-2015	11,257
S&P Composite Index	56	Mar-2015	966
S&P Mid 400 Index E-MINI	222	Mar-2015	1,278
S&P TSE 60 Index	87	Mar-2015	805
SGX S&P CNX Nifty Index	332	Jan-2015	11

(continued)

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Silver***	212	Mar-2015	$(762)
Soybean***	315	May-2015	(413)
Soybean***	76	Mar-2015	33
Soybean Meal***	191	Mar-2015	467
Soybean Oil Future***	238	Mar-2015	22
Soybean Oil Futures***	115	Mar-2015	(154)
SPI 200 Index	9	Mar-2015	17
Sugar #11***	239	Feb-2015	(528)
Taiwan Index	300	Jan-2015	132
Topix Index	490	Mar-2015	(1,144)
U.S. 10-Year Treasury Note	3,335	Mar-2015	1,734
U.S. 10-Year Treasury Note Deliverable Swap Future	158	Mar-2015	96
U.S. 5-Year Treasury Note	37	Mar-2015	(3)
U.S. Long Treasury Bond	435	Mar-2015	1,417
Wheat***	85	Mar-2015	224
Wheat***	19	May-2015	(17)

			$26,585

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/29/15	AUD	4,100	USD	3,315	$(32)
1/29/15	CAD	5,700	USD	4,904	(15)
1/29/15	CHF	2,200	USD	2,231	15
1/29/15	JPY	960,900	USD	7,969	(49)
1/29/15-3/18/15	EUR	281,174	USD	346,838	6,430
1/29/15-3/18/15	GBP	44,377	USD	69,363	211
1/29/15-3/18/15	HKD	31,120	USD	4,012	(2)
1/29/15-3/18/15	USD	47,591	EUR	38,149	(1,402)
3/18/15	BRL	19,350	USD	6,961	(171)
3/18/15	CNH	14,200	USD	2,268	1
3/18/15	HUF	1,578,800	USD	6,294	249
3/18/15	ILS	52,100	USD	13,265	(137)
3/18/15	KRW	5,190,300	USD	4,690	(25)
3/18/15	MXP	187,800	USD	12,930	248
3/18/15	PLN	13,100	USD	3,846	169
3/18/15	SGD	14,000	USD	10,672	116
3/18/15	TRY	26,000	USD	10,729	(210)
3/18/15	TWD	415,000	USD	13,355	215
3/18/15	USD	28,461	BRL	75,550	(614)
3/18/15	USD	31	CAD	35	(1)
3/18/15	USD	1,321	CHF	1,286	(25)
3/18/15	USD	27,216	CNH	170,100	(53)
3/18/15	USD	291	GBP	184	(4)
3/18/15	USD	1,916	HKD	14,856	—
3/18/15	USD	21,886	HUF	5,430,400	(1,094)
3/18/15	USD	19,008	ILS	75,400	389
3/18/15	USD	2,192	INR	141,400	13
3/18/15	USD	30,307	KRW	33,525,500	150
3/18/15	USD	28,604	MXP	405,400	(1,227)
3/18/15	USD	22,411	PLN	75,700	(1,162)
3/18/15	USD	31,503	SGD	41,400	(287)
3/18/15	USD	50,061	TRY	114,400	(1,928)
3/18/15	USD	19,344	TWD	600,600	(327)
3/18/15	USD	27,543	ZAR	314,200	(713)
3/18/15	ZAR	69,600	USD	5,917	(27)

					$(1,299)

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	1/29/15	(4)	4	$—
Citigroup	3/18/15	(379,616)	378,436	(1,181)
Credit Suisse First Boston	3/18/15	(399,785)	398,682	(1,103)
JPMorgan Chase Bank	1/29/15	(82,770)	83,692	922
State Street	1/29/15	(20,082)	20,145	63

				$(1,299)

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swaps agreements held by the Fund at December 31, 2014, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation ($ Thousands)
JPM organ Chase Bank	Bovaspa Index	Negative Price Return	Positve Price Return	10/16/14	BRL	7,723	$460
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positve Price Return	12/01/14	CAD	1,519	30
Bank of America	Euro-Bund	Negative Price Return	Positve Price Return	12/10/14	EUR	104,395	2,110
JPM organ Chase Bank	H-Shares Index	Negative Price Return	Positve Price Return	10/31/14	HKD	180	192
Bank of America	SGX S&P CNX Nifty Index	Negative Price Return	Positve Price Return	10/30/14		8,372	40
JPM organ Chase Bank	Swiss M arket Index	Negative Price Return	Positve Price Return	12/19/14	CHF	4,549	347
Bank of America	Taiex Futures Index	Negative Price Return	Positve Price Return	10/15/14	TWD	23	21
Bank of America	Taiwan Index	Negative Price Return	Positve Price Return	10/30/14		12,859	215
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positve Price Return	12/01/14		498,438	3,992

							$7,407

A list of open centrally cleared swaps agreements held by the Fund at December 31, 2014, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	3-Month USD - LIBOR	2.25%	03/18/2020	89,500	$1,466
JPMorgan Chase Bank	3-Month USD - LIBOR	1.25%	03/18/2017	248,000	765
JPMorgan Chase Bank	6-Month EUR - EURIBOR	0.50%	12/21/2016	25,725	21

					$2,252

For the period ended December 31, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,978,299 ($ Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2014.

***	Futures and swap contracts held by Accumulation Commodity Strategy Subsidiary. Ltd. as of December 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, is held by Accumulation Commodity Strategy Subsidiary, Ltd.as of December 31, 2014

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2014

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

CNH — Offshore Chinese Renminbi

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBEX — Spanish Exchange Index

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korean Stock Exchange

KRW — Korean wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXP — Mexican Peso

OTC — Over The Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

SGD — Singapore Dollar

SGX — Singapore Exchange

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $1,898,117 ($ Thousands), and the unrealized appreciation and depreciation were $28,173 ($ Thousands) and ($23,766) ($ Thousands) respectively.

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$237,848	$—	$237,848
Common Stock	58,247	—	—	58,247
Foreign Common Stock	47,448	—	7	47,455
Corporate Obligations	—	31,135	—	31,135
Exchange Traded Fund	12,094	—	—	12,094
Preferred Stock	153	—	—	153
Warrants	—	—	—	—
Rights	5	—	—	5
Cash Equivalent	700,178	—	—	700,178
Time Deposits	—	462,488	—	462,488
U.S. Treasury Obligations	—	352,921	—	352,921

Total Investments in Securities	$818,125	$1,084,392	$7	$1,902,524

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$—	$44,991	$—	$44,991
Unrealized Depreciation	—	(18,406)	—	(18,406)
Forwards*
Unrealized Appreciation	—	8,206	—	8,206
Unrealized Depreciation	—	(9,505)	—	(9,505)
OTC Swaps
Total Return Swaps
Unrealized Appreciation	—	7,407	—	7,407
Unrealized Depreciation	—	—	—	—
Centrally Cleared Swaps
Interest Rate Swaps
Unrealized Appreciation	—	2,252	—	2,252
Unrealized Depreciation	—	—	—	—

Total Other Financial Instruments	$—	$34,945	$—	$34 945

*	Futures, Forwards and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 20.8%
1-800 Contacts, Term Loan, 1st Lien
4.250%, 01/29/2021	$697	$676
AABS, Bridge Term Loan
4.875%, 01/15/2038 (A)	891	901
ABG Intermediate Holdings 2, Cov-Lite, 1st Lien
5.500%, 05/27/2021	498	495
Acosta HoldCo
0.000%, 09/26/2019 (B) (C)	2,000	(20)
Active Network, 1st Lien Term Loan
5.500%, 11/13/2020	473	462
Advantage Sales and Marketing, 1st Lien
4.250%, 07/23/2021	1,548	1,529
Advantage Sales and Marketing, Revolver Loan
0.000%, 07/25/2019 (B) (C)	375	(52)
Aircell Business Aviation Services, 1st Lien
7.500%, 03/21/2018	249	239
Akorn, 1st Lien Term Loan B
4.500%, 04/16/2021	550	545
Albertsons Holdings, 1st Lien
4.500%, 08/25/2021	2,000	1,998
Alexander Mann Solutions, 1st Lien
5.750%, 12/20/2019	347	342
AlliedBarton Security Services, Term Loan, 1st Lien
4.250%, 02/12/2021	911	894
AmWINS Group, 1st Lien Term Loan B
5.000%, 09/06/2019	47	47
AmWINS Group, Cov-Lite, 1st Lien
5.000%, 09/06/2019	141	140
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/2021	496	486
Araren, 2nd Lien Term Loan
9.250%, 08/18/2021	500	493
Arctic Glacier, Cov-Lite, 1st Lien
5.000%, 05/10/2019	313	303
Aspect Software
7.250%, 05/07/2016	559	542
Assured Partners, 1st Lien Term Loan
4.500%, 04/02/2021	550	543
Assured Partners, 2nd Lien Term Loan
7.750%, 04/02/2022	100	96
Atkore, Cov-Lite, 1st Lien Term Loan
4.500%, 04/09/2021	1,297	1,269
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/2021	350	341
Avaya
6.500%, 03/31/2018	1,620	1,593

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Avaya, Term Loan B3
4.670%, 10/26/2017	$1,910	$1,829
BJ’s Wholesale Club
4.500%, 09/26/2019	1,619	1,586
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	1,197	1,160
California Pizza Kitchen, Term Loan
5.250%, 03/29/2018	235	226
CAMP Systems, Cov-Lite, 1st Lien Term Loan
4.750%, 05/31/2019	149	148
CAMP Systems, Cov-Lite, 2nd Lien Term Loan
8.250%, 11/29/2019	200	200
Capital Automotive
6.000%, 04/30/2020 (B)	210	209
Carcore National, 1st Lien Term Loan
5.500%, 03/05/2021	2,698	2,664
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl A1
5.250%, 02/15/2029 (A)	2,650	2,640
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/2029 (A)	1,767	1,740
Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/2020	896	885
Ceridian
4.500%, 05/09/2017	100	98
Ceridian HCM Holding
0.003%, 09/15/2020	365	359
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/2021	1,127	1,048
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	483	449
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/2021	83	77
CHG Healthcare Services, 1st Lien
4.250%, 11/19/2019	734	724
CompuCom Systems, Term Loan
4.250%, 05/07/2020	931	887
Connolly, Cov-Lite, 1st Lien Term Loan
5.000%, 05/14/2021	1,496	1,479
CPM Holdings, 1st Lien
6.250%, 08/29/2017	321	319
CPM Holdings, 2nd Lien
10.250%, 03/01/2018	200	200
CTI Foods, 1st Lien Term Loan
4.500%, 06/12/2020	199	197
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	400	391
Cumulus Media, 1st Lien
4.250%, 12/23/2020	613	593
Cunningham Lindsey, Cov-Lite, 1st Lien
5.000%, 12/10/2019	197	191

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deltek Systems, 1st Lien Term Loan
4.500%, 10/10/2018	$433	$427
Dematic, Cov-Lite, 1st Lien
4.250%, 12/28/2019	1,231	1,216
Diamond Foods, Cov-Lite, 1st Lien
4.250%, 08/20/2018	1,092	1,081
DJO Finance
4.250%, 09/15/2017	246	240
Doncaster PLC, 2nd Lien Term Loan
9.500%, 10/09/2020	138	136
Endurance International, 1st Lien
5.000%, 11/09/2019	788	783
Equinox Fitness Club, Term Loan B
5.000%, 01/31/2020	675	667
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	1,047	1,023
EXE Castle, 2nd Lien Term Loan
7.250%, 04/05/2021	150	144
Exopack, Cov-Lite, 1st Lien Term Loan B
5.250%, 05/08/2019	199	198
Expert Global
8.000%, 04/02/2018	447	444
Expro Holdings, 1st Lien
5.750%, 09/02/2021	700	571
EyeMart Express (B) (C)
0.000%, 02/15/2015	1,000	—
5.000%, 12/16/2021	2,000	995
Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/2019	243	241
Filtration Group, Cov-Lite, 1st Lien,
4.500%, 11/20/2020	397	394
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (A)	150	149
First Advantage, Cov-Lite, Term Loan B
6.250%, 02/13/2019	690	678
First Data, 1st Lien Extended Term Loan
4.170%, 03/24/2021	700	689
First Data, 1st Lien Term Loan
3.667%, 03/23/2018	780	764
Fitness International
5.500%, 07/01/2020	698	667
Flakt Woods Group Hybrid Term Loan, 2nd Lien
4.757%, 03/20/2017	650	629
Fleetpride, 1st Lien
5.250%, 11/19/2019	411	402
Flexera Software, Cov-Lite,1st Lien Term Loan
4.500%, 04/02/2020	387	380
Flexera Software, 2nd Lien, Cov-Lite
8.000%, 04/02/2021	150	143
Gates Global
4.250%, 07/05/2021	1,000	971

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GCA Services Group, Cov-Lite, 1st Lien Term Loan
4.250%, 11/01/2019	$89	$87
GCA Services Group, Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/2020	120	118
GlobalLogic Holdings, 1st Lien Term Loan B
6.250%, 05/31/2019	298	293
Go Daddy, Cov-Lite, 1st Lien Term Loan
4.750%, 05/13/2021	595	590
GOGO
11.250%, 06/21/2017	465	474
Goodpack, Cov-Lite, 1st Lien Term Loan
4.750%, 09/09/2021	700	696
Greenway Medical Technologies, 1st Lien Term Loan
6.000%, 11/04/2020	893	884
9.250%, 11/04/2021	100	97
Gypsum, Cov-Lite, 1st Lien Term Loan
4.750%, 04/01/2021	1,195	1,158
Hardware Holdings, Interactive Date, Cov-Lite, 1st Lien Term Loan
6.750%, 09/30/2019	1,000	970
HDV Holdings, Term Loan
5.750%, 12/18/2018	127	126
Hearthside Food Solutions, 1st Lien Term Loan
4.500%, 06/02/2021	499	493
Hoffmaster Group, 1st Lien Term Loan
5.300%, 05/09/2020	748	738
Hostess Brands
6.750%, 04/09/2020	100	101
Hub International, 1st Lien Term Loan B
4.250%, 10/02/2020	1,393	1,346
Hyland Software, 1st Lien Term Loan
4.750%, 02/19/2021	199	197
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	998	989
Interlind Brands
4.000%, 03/17/2021	179	174
Interline Brands
4.000%, 03/17/2021	1,114	1,081
Intertrust Group, 1st Lien Term Loan
4.404%, 04/16/2021	500	492
Intertrust Group, 2nd Lien Term Loan
8.000%, 04/15/2022	1,700	1,675
Intrawest Holdings
0.375%, 12/10/2018 (A) (C)	200	—
Intrawest, 1st Lien Term Loan
5.500%, 12/09/2020	478	476
J Crew Group, 1st Lien
4.000%, 03/05/2021	541	509

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
J Crew Group, Term Loan B
4.000%, 03/05/2021	$355	$334
Jacobs Entertainment, 1st Lien Term Loan
5.250%, 10/29/2018	392	367
Jazz Acquisition Wencor, Cov-Lite, Unfunded
0.000%, 06/19/2019 (B) (C)	450	(9)
Karman Buyer, Term Loan, Delayed Draw
4.250%, 07/23/2021	52	51
Knowledge Universe Education, 1st Lien Term Loan
5.250%, 03/18/2021	796	794
Kronos, Incremental Term Loan
4.500%, 10/30/2019	367	364
Lafarge MONIER, 1st Lien Term Loan
4.702%, 10/15/2020	655	794
Landest Software, 1st Lien
5.000%, 02/25/2020	646	633
Learning Care Group, 1st Lien
5.500%, 05/05/2021	1,496	1,480
Lineage Logistics, Cov-Lite, 1st Lien Term Loan
4.500%, 04/07/2021	2,169	2,102
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/2020	1,500	1,483
McJunkin Red Man, 1st Lien Term Loan B
5.000%, 11/08/2019	1,832	1,680
Men’s Wearhouse
4.500%, 06/18/2021	848	843
Mergermarket, 1st Lien Term Loan
4.500%, 02/04/2021	746	705
Minimax GmbH & Co.
4.250%, 08/14/2020	350	345
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	790	786
MISYS, 2nd Lien
12.000%, 06/12/2019	350	378
Mitchell International, Cov-Lite, 2nd Lien Term Loan
8.500%, 10/11/2021	1,150	1,143
Mitel Networks, 1st Lien
5.250%, 01/31/2020	557	557
MRI Software, 1st Lien
5.250%, 02/04/2021	199	197
NANA Development, 1st Lien Term Loan
8.000%, 03/15/2018	253	239
National Veterinary Associates, Cov-Lite, 1st Lien Term Loan
4.750%, 08/14/2021	750	740
National Veterinary Associates, Cov-Lite, 2nd Lien Term Loan
8.000%, 08/14/2022	250	246
National Vision, Cov-Lite, 1st Lien Term Loan
4.000%, 03/12/2021	1,294	1,250
Navistar International
5.750%, 08/17/2017	118	117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nes Global Talent, 1st Lien Term Loan
6.500%, 10/03/2019	$1,121	$1,065
Nord Anglia Education, 1st Lien Term Loan
4.500%, 03/31/2021	1,197	1,182
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	876	865
P2 Energy Solutions, Cov-Lite, 1st Lien Term Loan
5.000%, 10/30/2020	585	564
P2 Energy Solutions, Cov-Lite, 2nd Lien Term Loan
9.000%, 04/30/2021	150	143
Packers Sanitation Services
5.000%, 11/25/2021	1,000	995
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/2019	350	341
Panolam Industries International
7.750%, 08/23/2017	143	140
Paradigm
4.750%, 07/30/2019	315	293
Pelican Products
9.250%, 04/09/2021	1,000	980
Performance Food Group, Cov-Lite, 2nd Lien Term Loan
6.250%, 11/07/2019 to 11/14/2019	1,189	1,164
Phillips-Medisize, 1st Lien
4.750%, 06/16/2021	499	490
Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/2017	326	319
Pierre Foods, Term Loan, 1st Lien
5.750%, 07/10/2017	362	359
Pipeline Supply & Service, 1st Lien Term Loan
5.500%, 01/28/2020	273	245
RCS, 1st Lien Term Loan
6.500%, 04/29/2019	75	70
Reddy Ice, 1st Lien Term Loan
7.750%, 05/01/2019	—	—
6.750%, 05/01/2019	345	303
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	225	189
Reddy Ice, Term Loan
7.750%, 05/01/2019	—	—
Renaissance Learning, 1st Lien
4.500%, 04/09/2021	896	872
Rexam PLC, 1st Lien Term Loan
8.000%, 05/02/2022	650	643
4.250%, 05/03/2021	998	983
Rise, Term Loan
4.750%, 02/12/2039 (A)	2,865	2,879
Road Infrastructure Investments, 1st Lien Term Loan
4.250%, 03/31/2021	746	711
Road Infrastructure Investments, 2nd Lien Term Loan
7.750%, 09/30/2021	200	180

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Royal Adhesives and Sealants, Term Loan
5.500%, 07/31/2018	$292	$292
Sabre Holdings
4.000%, 02/15/2019	587	575
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/2018 (B)	495	475
Servicemaster, 1st Lien Term Loan
4.250%, 07/01/2021	1,150	1,127
Shields Finance, 1st Lien Term Loan B
5.000%, 01/29/2021	1,493	1,489
SI Organization, 1st Lien Term Loan
5.750%, 11/23/2019	440	437
SI Organization, Unfunded
5.750%, 11/23/2019 (B)	29	—
Signode Industrial Group
3.750%, 05/01/2021	1,344	1,285
4.000%, 05/01/2021	1,019	973
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	837	828
Smart & Final, Cov-Lite, 1st Lien Term Loan
4.750%, 11/15/2019	749	738
Southern Graphic Systems
4.250%, 10/17/2019	245	241
Southern Graphic Systems, 1st Lien
4.250%, 10/17/2019	169	166
Sparta Systems
7.750%, 07/28/2020 (A)	700	693
Stuart Weitzman Acquisition LLC, 1st Lien Term Loan
4.500%, 04/08/2020	748	735
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	645	626
Texas Competitive Electric Holdings
3.750%, 05/05/2016	139	139
Texas Competitive Electric
Holdings, Delayed Term Loan 1st Lien
3.750%, 05/05/2016	144	144
The Harvard Drug Group, Term Loan B
5.000%, 10/29/2019	580	577
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	1,487	1,451
The Telx Group
7.500%, 04/09/2021	300	292
4.500%, 04/09/2020	998	968
ThermaSys, Term Loan 1st Lien
5.250%, 05/03/2019	363	356
TI Group Automotive Systems, 1st Lien
4.250%, 07/02/2021	269	266
Tibo Balboa Merger
6.500%, 11/25/2020	2,000	1,933

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TMS International, Cov-Lite, 1st Lien
4.500%, 10/16/2020	$397	$397
Travelport
6.000%, 09/02/2021	1,500	1,495
TSAM Delaware, 1st Lien
8.750%, 09/12/2019 (A)	696	690
Univision Communications, Term Loan C3
4.000%, 03/01/2020	995	971
V Group, Cov-Lite, 1st Lien
5.000%, 06/25/2021	249	245
Vencore
4.750%, 11/23/2019	29	29
Viking Aquisitions
6.000%, 11/05/2016	76	75
Wall Street Systems Delaware
4.500%, 04/30/2021 (B)	2,338	2,297
WTG Holdings III
4.750%, 01/15/2021	496	486

Total Loan Participations (Cost $121,338) ($ Thousands)		119,042

COLLATERALIZED DEBT OBLIGATIONS — 20.6%

Financials — 1.0%
ALM VI, Ser 2012-6A, Cl SUB
0.000%, 06/14/2023	500	422
Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.247%, 12/22/2020 (D) (E)	1,000	986
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (D) (E)	3,000	3,089
Covenant Credit Partners CLO, Ser 2014-1A, Cl C
3.151%, 07/20/2026	500	474
GSC Partners CDO Fund V, Ser 2004-5A
0.000%, 11/20/2016 (D) (E)	2	—
GSC Partners CDO Fund V, Ser 2004-5I
0.000%, 11/20/2016 (D)	—	—
Marathon CLO, Ser 2014-6A, Cl B
3.083%, 05/13/2025	1,000	948
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (E)	750	82
WhiteHorse II
0.000%, 06/15/2017 (D) (E)	11	38

		6,039

Other Asset-Backed Securities — 19.6%
ACA CLO, Ser 2007-1A, Cl C
1.181%, 06/15/2022 (D) (E)	1,650	1,583
ACAS CLO, Ser 2013-1A, Cl C
2.981%, 04/20/2025	1,000	950
ACAS CLO, Ser 2012-1AR, Cl CR
3.497%, 09/20/2023 (D) (E)	2,500	2,500

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ACIS CLO, Ser 2013-1A, Cl D
4.731%, 04/18/2024 (D) (E)	$800	$787
ACIS CLO, Ser 2013-2A, Cl D
4.080%, 10/14/2022 (D) (E)	1,100	1,084
ALM XIV, Ser 2014-14A, Cl B
3.181%, 07/28/2026 (D) (E)	1,000	964
ALM XIV, Ser 2014-14A, Cl C
3.681%, 07/28/2026 (D) (E)	1,250	1,163
AMMC CLO XI, Ser 2012-11A, Cl SUB
0.000%, 10/30/2023 (E)	2,100	1,385
AMMC CLO XIV, Ser 2014-14A, Cl A3L
3.030%, 07/27/2026 (D) (E)	1,000	953
Ares XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/2024 (E)	750	523
Ares XXVI CLO, Ser 2013-1A, Cl SUB
0.000%, 04/15/2025 (E)	1,500	1,088
Ares XXVI CLO, Ser 2013-1X, Cl SUB
0.000%, 04/15/2025	500	362
Atlas Senior Loan Fund, Ser 2013- 2A, Cl A3L
2.932%, 02/17/2026	1,350	1,285
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (E)	950	860
Babson CLO, Ser 2014-IA, Cl SUB
0.787%, 07/20/2025 (E)	2,400	2,178
Battalion CLO, Ser 2007-1A, Cl D
2.380%, 07/14/2022 (D) (E)	1,900	1,856
Black Diamond CLO Delaware, Ser 2005-2A, Cl D
2.032%, 01/07/2018 (D) (E)	1,800	1,737
Black Diamond CLO Luxembourg, Ser 2007-1A, Cl C
0.923%, 04/29/2019 (D) (E)	1,100	1,044
BlackRock Senior Income, Ser 2004-1A, Cl BSIS
0.000%, 09/15/2016 (A) (E)	950	—
Callidus Debt Partners CLO Fund VI, Ser 2007-6A, Cl B
1.481%, 10/23/2021 (D) (E)	500	475
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl DR
4.131%, 07/20/2023 (D) (E)	1,000	992
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/2024 (E)	750	660
Cedarwoods CRE CDO, Ser 2006- 1A, Cl A3
0.425%, 07/25/2051	2,914	2,614
Cerberus Offshore Levered I CLO, Ser 2012-1A, Cl C
6.241%, 11/30/2018 (D) (E)	300	300
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
3.731%, 10/15/2023 (D) (E)	250	244
3.581%, 10/15/2023 (A) (D) (E)	750	732

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
4.381%, 10/15/2023 (A) (D) (E)	$750	$732
4.231%, 10/15/2023 (D) (E)	250	236
COA Summit CLO, Ser 2014-1A, Cl C
4.081%, 04/20/2023 (D) (E)	500	498
Connecticut Valley Structured Credit CDO III, Ser 2006-3A, Cl A3A
0.902%, 03/23/2023 (D) (E)	500	479
Copper River CLO, Ser 2006-1A, Cl D
1.731%, 01/20/2021 (D) (E)	1,000	928
Copper River CLO, Ser 2007-1A, Cl A2B
0.631%, 01/20/2021 (D) (E)	2,000	1,962
Copper River CLO, Ser 2007-1A, Cl C
1.031%, 01/20/2021 (D) (E)	1,000	946
DIVCORE CLO, Ser 2013-1A, Cl B
4.069%, 11/15/2032 (A)	750	750
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.724%, 09/15/2035 (D) (E)	190	186
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/2023 (E)	1,000	774
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl C
3.482%, 04/28/2026 (D) (E)	2,500	2,461
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl D
4.734%, 10/15/2026 (D) (E)	1,000	967
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl C
3.784%, 10/15/2026 (D) (E)	2,250	2,205
Gallatin CLO VII, Ser 2014-1A, Cl D
3.991%, 07/15/2023 (D) (E)	500	484
Garrison Funding, CLO, Ser 2013- 2A, Cl B
4.882%, 09/25/2023 (D) (E)	250	248
Global Leveraged Capital Credit Opportunity Fund, Ser 2006- 1A, Cl C
1.231%, 12/20/2018 (D) (E)	1,550	1,525
Golub Capital Partners CLO, Ser 2014-18A, Cl C
0.373%, 04/25/2026 (D) (E)	600	597
Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.234%, 04/25/2026 (D) (E)	300	292
Gramercy Park CLO, Ser 2012-1A, Cl SUB
0.091%, 07/17/2023 (E)	1,100	943
Gramercy Park CLO, Ser 2014- 1AR, Cl BR
3.183%, 07/17/2023 (D) (E)	2,700	2,658

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gramercy Park CLO, Ser 2014- 1AR, Cl CR
4.283%, 07/17/2023 (D) (E)	$600	$591
Gramercy Real Estate CDO, Ser 2007-1A, Cl A1
0.512%, 08/15/2056 (D) (E)	3,601	3,216
Grayson CLO, Ser 2006-1A, Cl A2
0.642%, 11/01/2021 (D) (E)	700	650
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (E)	1,000	720
Great Lakes CLO, Ser 2014-1A, Cl C
3.931%, 04/15/2025 (D) (E)	2,500	2,494
Great Lakes CLO, Ser 2014-1A, Cl D
4.431%, 04/15/2025 (D) (E)	500	484
Greywolf CLO III, Ser 2014-1A, Cl B
3.080%, 04/22/2026 (D) (E)	750	712
Halcyon Loan Investors CLO II, Ser 2007-2A, Cl C
1.633%, 04/24/2021 (D) (E)	500	475
Highland Park CDO I, Ser 2006- 1A, Cl A1
0.563%, 11/25/2051 (D) (E)	1,476	1,423
Kingsland CLO III, Ser 2006-3A, Cl C1
1.833%, 08/24/2021 (D) (E)	1,350	1,277
KKR Financial CLO, Ser 2007-1A, Cl D
2.482%, 05/15/2021 (D) (E)	2,600	2,572
KVK CLO, Ser 2014-1A, Cl C
3.132%, 05/15/2026 (D) (E)	1,000	952
KVK CLO, Ser 2013-1A, Cl SUB
0.337%, 04/14/2025 (E)	3,500	2,824
KVK CLO, Ser 2014-2A, Cl C
3.231%, 07/15/2026 (D) (E)	1,000	957
Lime Street CLO, Ser 2007-1A, Cl D
2.747%, 06/20/2021 (D) (E)	750	718
MCF CLO III, Ser 2013-3A, Cl D
3.462%, 01/20/2024 (D)	250	227
MCF CLO IV, Ser 2014-1A, Cl E
6.131%, 10/15/2025 (D) (E)	500	449
Mountain Hawk II CLO, Ser 2013- 2A, Cl C
2.831%, 07/22/2024 (D) (E)	1,000	933
Mountain Hawk II CLO, Ser 2013- 2A, Cl D
3.381%, 07/22/2024 (D) (E)	1,000	900
Neuberger Berman CLO, Ser 2012-12A, Cl SUB
0.419%, 07/25/2023 (E)	3,200	2,228
Neuberger Berman CLO, Ser 2012-12AR, Cl CR
3.334%, 07/25/2023	2,000	1,969
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
3.530%, 07/25/2025 (D) (E)	1,000	975

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
4.480%, 07/25/2025 (D) (E)	$750	$719
Newstar Commercial Loan Funding, Ser 2013-1A, Cl D
4.783%, 09/20/2023 (D) (E)	600	589
Newstar Commercial Loan Funding, Ser 2013-1A, Cl E
5.533%, 09/20/2023 (D) (E)	250	249
Newstar Commercial Loan Trust, Ser 2007-1A, Cl C
1.534%, 09/30/2022 (D) (E)	500	473
Newstar Trust, Ser 2012-2A, Cl D
6.481%, 01/20/2023 (D) (E)	500	505
Northwoods Capital VII CDO, Ser 2006-7A, Cl E
3.732%, 10/22/2021 (D) (E)	300	300
NStar CDO VIII, Ser 2006-8A, Cl A1
0.453%, 02/01/2041	1,882	1,785
N-Star REL CDO VIII, Ser 2006- 8A, Cl A2
0.515%, 02/01/2041 (D) (E)	1,000	901
OCP CLO, Ser 2014-6A, Cl B
3.224%, 07/17/2026 (D) (E)	1,000	966
Octagon Loan Funding, Ser 2014- 1A, Cl SUB
1.124%, 11/18/2026 (E)	1,000	852
Palmer Square CLO, Ser 2014-1A, Cl B
2.778%, 10/17/2022 (D) (E)	1,000	974
Pangaea CLO, Ser 2007-1A, Cl B
1.231%, 10/21/2021 (D) (E)	500	481
Primus CLO II, Ser 2007-2A, Cl C
1.181%, 07/15/2021 (D) (E)	1,500	1,450
Putnam Structured Product Funding CDO, Ser 2002-1A, Cl A2
0.842%, 01/10/2038	1,040	963
Race Point CLO, Ser 2007-4A, Cl D
2.232%, 08/01/2021 (D) (E)	750	732
Race Point CLO, Ser 2011-5AR, Cl DR
3.991%, 12/15/2022	1,600	1,597
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.485%, 11/20/2046 (D)	2,322	2,112
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.732%, 08/01/2021 (D) (E)	1,700	1,662
Rockwall CDO, Ser 2006-1A, Cl A2L
0.882%, 08/01/2021 (D) (E)	200	189
Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.782%, 08/01/2024 (D) (E)	3,400	3,095
Salus CLO, Ser 2012-1AN, Cl DN
6.985%, 03/05/2021	250	247
Shackleton CLO, Ser 2012-2A, Cl D
4.281%, 10/20/2023	1,000	971

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Steele Creek CLO, Ser 2014-1A, Cl C
3.434%, 08/21/2026 (D) (E)	$500	$483
Suane Street CLO, Ser 2007-4A, Cl D
2.483%, 11/14/2021	1,850	1,781
T2 Income Fund CLO, Ser 2007-1A, Cl C
1.731%, 07/15/2019 (D) (E)	250	250
T2 Income Fund CLO, Ser 2007-1A, Cl D
2.981%, 07/15/2019 (D) (E)	350	348
TCW Global Project Fund II, Ser 2004-1A, Cl A2A
1.581%, 06/15/2016 (A) (D) (E)	205	204
TCW Global Project Fund III, Ser 2005-1A, Cl A1
0.884%, 09/01/2017 (A) (D) (E)	1,050	1,027
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.084%, 09/01/2017 (A) (D) (E)	500	467
Telos CLO, Ser 2013-3A, Cl D
4.478%, 01/17/2024 (D) (E)	1,050	1,019
Telos CLO, Ser 2014-6A, Cl C
3.233%, 01/17/2027 (D) (E)	3,000	2,862
TICP CLO II, Ser 2014-2A, Cl B
3.234%, 07/20/2026 (D) (E)	600	574
Tricadia CDO, Ser 2006-6A, Cl A2L
0.988%, 11/05/2041 (D) (E)	550	511
Venture XIV CLO, Ser 2013-14A, Cl C
2.988%, 08/28/2025 (D) (E)	500	475
Venture XV CLO, Ser 2013-15A, Cl C
3.331%, 07/15/2025 (D) (E)	250	243
Vibrant CLO II, Ser 2013-2A, Cl B
2.983%, 07/24/2024 (D) (E)	1,000	947
West CLO, Ser 2013-1A, Cl B
3.132%, 11/07/2025 (D) (E)	1,000	958
West CLO, Ser 2013-1A, Cl SUB
2.907%, 11/07/2025 (E)	1,350	957
West Coast Funding, Ser 2006-1A, Cl A1A
0.374%, 11/02/2041 (D) (E)	1,234	1,217

		112,071

Total Collateralized Debt Obligations (Cost $119,518) ($ Thousands)		118,110

ASSET-BACKED SECURITIES — 18.8%

Credit Cards — 0.0%
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012- BIZ, Cl A
0.228%, 12/15/2049 (A) (E)	278	246

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mortgage Related Securities — 0.7%
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.205%, 12/25/2034 (D)	$698	$671
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.405%, 09/25/2036 (D)	645	400
GSAA Home Equity Trust, Ser 2007-7, Cl A4
0.440%, 07/25/2037 (D)	1,280	1,081
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.605%, 01/25/2036 (D)	800	723
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
0.950%, 02/25/2035 (D)	582	528
New Century Home Equity Loan Trust, Ser 2005-1, Cl M2
0.875%, 03/25/2035 (D)	482	421

		3,824

Other Asset-Backed Securities — 18.1%
AASET, Ser 2014-1, Cl A
5.125%, 12/15/2029 (A) (D)	5,500	5,486
AASET, Ser 2014-1, Cl B
7.375%, 12/15/2029 (A) (D)	5,250	5,237
ACE Securities Home Equity Loan Trust, Ser 2006-ASP2, Cl A2D
0.435%, 03/25/2036 (D)	1,750	1,553
Aerco, Ser 2000-2A, Cl A3
0.621%, 07/15/2025 (A) (D)	868	391
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.711%, 03/15/2019 (D)	1,406	587
ALM VII, Ser 2013-7RA, Cl C
3.683%, 04/24/2024 (D) (E)	1,250	1,184
ALM VII, Ser 2013-7R2A, Cl B
2.833%, 04/24/2024 (D) (E)	1,250	1,200
Ares XXVI CLO, Ser 2013-1A, Cl C
2.981%, 04/15/2025 (D) (E)	750	714
Avalon IV Capital, Ser 2014-1AR, Cl DR
4.078%, 04/17/2023 (D) (E)	750	746
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.453%, 11/14/2033 (D) (E)	751	638
Babson CLO, Ser 2012-2A, Cl SUB
2.375%, 05/15/2023 (E)	3,000	2,444
Brad, Ser 2014-1, Cl B
5.438%, 03/12/2026 (A)	1,000	990
CCR MT100 Payment Rights Master Trust, Ser 2010-CA, Cl C
0.607%, 07/10/2017 (A) (D) (E)	6,052	5,907
Cent CLO 16, Ser 2014-16AR, Cl BR
3.500%, 08/01/2024 (D) (E)	2,500	2,480
CIFC Funding, Ser 2014-1AR, Cl A3R
3.303%, 08/14/2024 (D) (E)	1,000	986
CIFC Funding, Ser 2014-1A, Cl C
3.031%, 04/18/2025 (D) (E)	750	718

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CIFC Funding, Ser 2012-2A, Cl A3L
3.235%, 12/05/2024 (D) (E)	$500	$485
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2A3
1.605%, 10/25/2037 (D) (E)	4,700	4,416
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
0.505%, 03/25/2037 (D)	700	630
ColumbusNova CLO, Ser 2007-1A, Cl D
1.582%, 05/16/2019 (D) (E)	1,500	1,437
Connecticut Valley Structured Credit, Ser 2006-3A, Cl B2
6.676%, 03/23/2023	442	439
Credit Suisse Mortgage Trust, Ser 14-SURF, Cl E
3.260%, 02/15/2029	3,150	3,157
Drug Royalty II, Ser 2014-1, Cl A2
3.484%, 07/15/2023	1,046	1,049
Dryden XXIII Senior Loan Fund, Ser 2014-23RA, Cl BR
3.181%, 07/17/2023 (D) (E)	1,750	1,722
Duane Street CLO II, Ser 2006-2A, Cl E
3.982%, 08/20/2018 (D) (E)	1,250	1,224
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (E)	1,391	1,411
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.495%, 01/25/2036 (D)	500	440
Flagship CLO VI, Ser 2007-1A, Cl D
2.638%, 06/10/2021 (D) (E)	2,000	1,954
GCAT, Ser 2014-2, Cl A1
3.721%, 10/25/2019 (E) (F)	5,201	5,178
Golub Capital Partners CLO, Ser 2014-10AR, Cl CR
3.181%, 10/20/2021 (D) (E)	1,500	1,493
Golub Capital Partners CLO 21M, Ser 2014-21A, Cl C
3.532%, 10/25/2026 (D) (E)	1,200	1,149
GreenPoint Mortgage Funding Trust, Ser 2005-HE4, Cl M1
0.860%, 07/25/2030 (D)	3,025	2,854
GSAA Home Equity Trust, Ser 06-18, Cl AF5A
6.002%, 11/25/2036	3,136	2,143
GSAA Trust, Ser 2005-10, Cl M4
0.805%, 06/25/2035 (D)	950	862
GSAMP Trust, Ser 2005-HE6, Cl M1
0.595%, 11/25/2035 (D)	2,850	2,627
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
3.232%, 08/15/2023 (D) (E)	500	483
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
3.097%, 12/20/2024 (D) (E)	500	480

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Helios Series I Multi Asset CBO, Ser 2001-1A, Cl B
1.188%, 12/13/2036 (D) (E)	$1,025	$973
Icon Brand Holdings, Ser 2013- 1A, Cl A2
4.352%, 01/25/2043 (A)	1,356	1,347
Katonah, Ser 2007-10A, Cl D
2.236%, 04/17/2020 (D) (E)	500	489
Kingsland IV, Ser 2007-4A, Cl D
1.679%, 04/16/2021 (D) (E)	500	474
LCM X, Ser 2014-10AR, Cl DR
3.981%, 04/15/2022 (D) (E)	1,000	991
LCM X, Ser 5A, Cl D
1.583%, 03/21/2019	500	477
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.275%, 06/25/2037 (D)	8	7
MT Wilson CLO II, Ser 2007-2A, Cl D
2.980%, 07/11/2020 (D) (E)	3,000	2,898
MWAM CBO, Ser 2001-1A, Cl C1
3.078%, 01/30/2031 (D) (E)	2,117	1,972
MWAM CBO, Ser 2001-1A, Cl C2
14.092%, 01/30/2031 (E)	1,631	1,779
Nationstar HECM Loan Trust, Ser 2014-1A, Cl A
4.500%, 11/25/2017 (A) (E)	4,357	4,358
Newstar Commercial Loan Funding, Ser 2014-1A, Cl C
3.831%, 04/20/2025 (D) (E)	1,500	1,496
Newstar Commercial Loan Funding, Ser 2014-1A, Cl D
4.981%, 04/20/2025 (D) (E)	750	750
Northwoods Capital XIV, Ser 2014-14A, Cl B
2.692%, 11/12/2025 (A) (D) (E)	1,500	1,468
Northwoods Capital XIV, Ser 2014- 14A, Cl C
3.582%, 11/12/2025 (A) (D) (E)	1,500	1,462
Oaktree EIF II, Ser 2014-A2, Cl C 0.
218%, 11/15/2025 (A) (D) (E)	1,000	986
Octagon Investment Partners X, Ser 2006-10A, Cl D
1.631%, 10/18/2020 (D) (E)	1,250	1,191
Octagon Investment Partners XV, Ser 2013-1A, Cl C
3.081%, 01/19/2025 (D) (E)	500	481
OHA Credit Partners VII, Ser 2012-7A, Cl D
4.232%, 11/20/2023 (D) (E)	500	488
OZLM Funding V, Ser 2013-5A, Cl B
3.228%, 01/17/2026 (D) (E)	750	726
Sands Point Funding, Ser 2006- 1A, Cl D
1.981%, 07/18/2020 (D) (E)	500	476
Saxon Asset Securities Trust, Ser 2005-4, Cl M1
0.592%, 11/25/2037 (D)	1,650	1,432

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities, Ser 2006-BC6, Cl A4
0.325%, 01/25/2037 (D)	$750	$627
Structured Asset Securities Mortgage Loan Trust, Ser 2006- OPT1, Cl A5
0.412%, 04/25/2036 (D)	1,700	1,534
Structured Asset Securities Mortgage Loan Trust, Ser 2007- BC1, Cl A4
0.300%, 02/25/2037 (D)	1,850	1,607
Turbine Engine Securitization, Ser 2013-1A, Cl B
6.375%, 12/15/2048 (A)	621	630
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/2048 (A) (E)	1,052	1,062
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.292%, 07/25/2037 (D) (E)	935	820
Wachovia Bank Commercial Mortgage Trust, Ser 2007- WHL8, Cl LXR1
0.853%, 06/15/2020	730	709
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A) (E)	1,805	1,822
Witeh, Ser 2014-1A, Cl C
2.982%, 05/01/2026	1,000	943

		103,369

Total Asset-Backed Securities (Cost $107,689) ($ Thousands)		107,439

CORPORATE OBLIGATIONS — 18.6%

Consumer Discretionary — 2.0%
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (E)	575	621
GRD Holdings III
10.750%, 06/01/2019 (E) (G)	1,500	1,639
Guitar Center
6.500%, 04/15/2019 (E)	890	765
MDC Partners
6.750%, 04/01/2020 (E) (G)	3,535	3,641
Men’s Wearhouse
7.000%, 07/01/2022 (E) (G)	650	668
PF Chang’s China Bistro
10.250%, 06/30/2020 (E) (G)	160	160
R&R Ice Cream
8.250%, 05/15/2020	300	241
Reynolds Group Issuer
7.875%, 08/15/2019	1,250	1,317
7.125%, 04/15/2019	1,500	1,551
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (E)	100	99
SITEL
11.000%, 08/01/2017 (E)	750	746

		11,448

Consumer Staples — 1.4%
Bumble Bee Holdings
9.000%, 12/15/2017 (E) (G)	1,690	1,773

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Central Garden and Pet
8.250%, 03/01/2018	$2,150	$2,166
Harbinger Group
7.875%, 07/15/2019	349	372
KeHE Distributors
7.625%, 08/15/2021 (E)	550	584
Vector Group
7.750%, 02/15/2021 (G)	3,050	3,210

		8,105

Energy — 3.0%
American Energy-Permian Basin
7.125%, 11/01/2020 (E)	200	146
Atlas Energy Holdings Operating
9.250%, 08/15/2021	1,250	969
7.750%, 01/15/2021	789	572
Atlas Pipeline Partners
6.625%, 10/01/2020	200	204
BreitBurn Energy Partners
7.875%, 04/15/2022 (G)	1,700	1,313
Carrizo Oil & Gas
7.500%, 09/15/2020 (E)	500	480
ContourGlobal Power Holdings
7.125%, 06/01/2019 (E)	1,650	1,650
Crestwood Midstream Partners
7.750%, 04/01/2019	810	830
Dynagas LNG Partners
6.250%, 10/30/2019	1,800	1,674
Endeavor Energy Resources
7.000%, 08/15/2021 (E)	1,450	1,283
Global Partners
6.250%, 07/15/2022 (E)	50	49
Northern Oil and Gas
8.000%, 06/01/2020	1,050	795
Penn Virginia Resource Partners
8.375%, 06/01/2020 (G)	1,024	1,093
Regency Energy Partners
8.375%, 06/01/2019 (E) (G)	3,185	3,336
SandRidge Energy
8.125%, 10/15/2022	300	189
7.500%, 03/15/2021 to 02/15/2023	700	446
Ultra Petroleum
5.750%, 12/15/2018 (E) (G)	1,120	1,033
Ultra Resources
4.510%, 10/12/2020 (A)	500	445
Unit
6.625%, 05/15/2021	420	376

		16,883

Financials — 9.9%
Bank of America
6.250%, 09/29/2049 (D) (G)	2,800	2,768
5.125%, 12/31/2049 (D) (G)	5,150	4,980
Barclays
8.250%, 12/31/2099 (D)	750	772
Cadence Financial
4.875%, 06/28/2019 (E)	1,750	1,759
CIC Receive Master Trust
4.890%, 10/07/2021 (A)	2,800	2,841
Citigroup
5.950%, 12/29/2049 (D)	1,250	1,231

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup
5.800%, 11/29/2049 (D)	$3,950	$3,950
5.350%, 05/29/2049 (D)	1,250	1,171
Credit Suisse Group
6.250%, 12/29/2049 (D) (E)	600	577
Customers Bank
6.125%, 06/26/2029 (D) (E)	2,300	2,340
Fifth Third Bancorp
5.100%, 12/31/2049 (D)	1,630	1,510
4.900%, 12/29/2049 (D)	1,200	1,161
HSBC Holdings
6.375%, 12/29/2049 (D)	1,000	1,010
5.625%, 12/29/2049 (D) (G)	2,850	2,857
Jefferies Finance
7.375%, 04/01/2020 (E)	1,000	930
Jefferies LoanCore
6.875%, 06/01/2020 (E)	300	274
JPMorgan Chase
5.150%, 04/05/2023 (D)	2,110	1,988
5.000%, 12/29/2049 (D) (G)	6,070	5,939
Nordea Bank
6.125%, 12/31/2049 (D) (E) (G)	1,700	1,682
5.500%, 09/29/2049 (D) (E) (G)	1,350	1,331
Opal Acquisition
8.875%, 12/15/2021 (E) (G)	1,600	1,624
Oxford Finance
7.250%, 01/15/2018 (E)	2,250	2,317
ProSight Global
7.500%, 11/20/2020 (A)	250	256
Schahin II Finance SPV
5.875%, 09/25/2022 (E) (G)	1,799	1,446
Skyway Concession
0.637%, 06/30/2026 (D) (E) (G)	850	693
SunTrust Banks
5.625%, 12/15/2019 (D)	7,500	7,537
Wilton Re Finance
5.875%, 03/30/2033 (D) (E)	1,350	1,420

		56,364

Industrials — 0.8%
LMI Aerospace
7.375%, 07/15/2019 (E)	250	244
Marquette Transportation
10.875%, 01/15/2017	50	51
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (E)	1,023	1,023
Quality Distribution
9.875%, 11/01/2018	1,000	1,042
Unifrax I
7.500%, 02/15/2019 (E)	200	197
Xefin Lux SCA MTN
3.832%, 06/01/2019 (D) (E)	1,850	2,239

		4,796

Information Technology — 0.8%
Avaya
7.000%, 04/01/2019 (E)	1,250	1,219
Eagle Midco
9.000%, 06/15/2018 (E)	800	818
Infor US
9.375%, 04/01/2019 (G)	2,200	2,354

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sabre
8.500%, 05/15/2019 (E)	$420	$449

		4,840

Materials — 0.4%
Kaiser Aluminum
8.250%, 06/01/2020	225	244
KGHM International
7.750%, 06/15/2019 (E)	650	670
TPC Group
8.750%, 12/15/2020 (E) (G)	1,695	1,648

		2,562

Utilities — 0.3%
AES
3.234%, 06/01/2019 (D)	1,500	1,463

Total Corporate Obligations (Cost $109,881) ($ Thousands)		106,461

MORTGAGE-BACKED SECURITIES — 11.9%

Non-Agency Mortgage-Backed Obligations — 11.9%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.410%, 07/25/2037 (D)	1,285	879
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
0.815%, 02/25/2047 (D)	5,614	3,449
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.360%, 12/25/2046 (D)	2,437	1,704
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.370%, 03/25/2046 (D)	1,822	1,528
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl E
3.111%, 06/15/2028 (D) (E)	1,000	996
CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Cl EPA
4.404%, 12/15/2027 (D) (E)	4,000	4,001
Chase Mortgage Finance, Ser 2006-S3, Cl 1A2
6.000%, 11/25/2036	1,449	1,233
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA1, Cl 1A3
5.750%, 04/25/2036	2,002	1,675
GE Business Loan Trust, Ser 2007-1, Cl C
0.611%, 04/16/2035 (D) (E)	2,156	1,920
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.445%, 02/25/2036 (D)	768	643
GreenPoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.235%, 02/25/2047 (D)	2,300	2,131
HarborView Mortgage Loan Trust, Ser 2006-12, Cl 2A2A
0.354%, 01/19/2038 (D)	3,937	3,336

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HarborView Mortgage Loan Trust, Ser 2006-14, Cl 2A1A
0.314%, 01/25/2047 (D)	$3,501	$2,736
Hilton USA Trust, Ser 2013-HLT, Cl EFX
5.222%, 11/05/2030 (D) (E)	1,600	1,639
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.345%, 11/25/2046 (D)	4,040	3,253
LSTAR Securities Investment Trust, Ser 2014-1
3.255%, 09/01/2021 (D) (E)	8,093	8,093
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
0.370%, 02/25/2046 (D)	5,110	3,850
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
0.454%, 06/26/2036 (D) (E)	1,072	807
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.596%, 08/27/2047 (D) (E)	4,078	3,904
Residential Asset Securitization Trust, Ser 2006-A12, Cl A1
6.250%, 11/25/2036	3,515	2,488
Residential Asset Securitization Trust, Ser 2007-A1, Cl A9
5.750%, 03/25/2037	352	245
Resource Capital CDO, Ser 2013- CRE1, Cl C
3.661%, 12/15/2028 (D) (E)	400	400
SRERS Funding CDO, Ser 2011- RS, Cl A1B1
0.404%, 05/09/2046 (D) (E)	4,133	3,937
Structured Asset Mortgage Investments II Trust, Ser 2006- AR1, Cl 2A1
0.382%, 02/25/2036 (D)	1,937	1,648
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
0.955%, 11/25/2046 (D)	8,153	5,680
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-7, Cl A5
6.422%, 09/25/2036	4,180	2,379
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-8, Cl A6
4.898%, 10/25/2036	1,407	1,024
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA4, Cl A1A
0.875%, 04/25/2047	879	655
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-5, Cl A6
6.000%, 06/25/2037	324	283
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-8, Cl 3CB1
6.000%, 10/25/2035	245	185

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Wells Fargo Alternative Loan Trust, Ser 2007-PA3, Cl 3A1
6.250%, 07/25/2037	$1,579	$1,430

Total Mortgage-Backed Securities (Cost $68,641) ($ Thousands)		68,131

COMMON STOCK — 4.8%

Consumer Discretionary — 0.8%
Amazon.com, Cl A*	514	159
Autonation*	100	6
Autozone*	41	25
Bed Bath & Beyond*	267	20
Best Buy	405	16
BorgWarner	282	16
Cablevision Systems, Cl A	313	7
CarMax*	316	21
Carnival	617	28
CBS, Cl B	660	37
Cengage Learning Holdings II (A)*	5,114	120
Chipotle Mexican Grill, Cl A*	43	29
Coach	396	15
Comcast, Cl A	3,476	202
Darden Restaurants	191	11
Delphi Automotive	376	27
DIRECTV*	680	59
Discovery Communications, Cl A*	213	7
Discovery Communications, Cl C*	394	13
Dollar General*	423	30
Dollar Tree*	296	21
DR Horton	478	12
Expedia	143	12
Family Dollar Stores	138	11
Ford Motor	5,234	81
Fossil Group*	67	8
GameStop, Cl A	162	5
Gannett	325	10
Gap	395	17
Garmin	175	9
General Motors	1,824	64
Genuine Parts	190	20
Goodyear Tire & Rubber	397	11
H&R Block	387	13
Harley-Davidson, Cl A	269	18
Harman International Industries, Cl A	98	10
Hasbro	165	9
Home Depot	1,783	187
Interpublic Group	607	13
Johnson Controls	920	45
Kohl’s	295	18
L Brands	363	31
Leggett & Platt	198	8
Lennar, Cl A	256	11
Lowe’s	1,331	92
Macy’s	443	29
Marriott International, Cl A	271	21
Mattel	480	15
McDonald’s	1,321	124
Michael Kors Holdings*	256	19
Mohawk Industries*	89	14
NetFlix*	84	29
Newell Rubbermaid, Cl B	384	15

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
News, Cl A*	718	$11
Nike, Cl B	948	91
Nordstrom	205	16
Omnicom Group	314	24
O’Reilly Automotive*	130	25
PetSmart	143	12
priceline.com*	71	81
PulteGroup	488	11
PVH	119	15
Ralph Lauren, Cl A	87	16
Ross Stores	293	28
Royal Caribbean Cruises	236	20
Scripps Networks Interactive, Cl A	149	11
Staples	928	17
Starbucks	1,046	86
Starwood Hotels & Resorts Worldwide	236	19
Target, Cl A	857	65
Tiffany	162	17
Time Warner	1,152	98
Time Warner Cable, Cl A	377	57
TJX	971	67
Tractor Supply	198	16
Travelport Worldwide*	67,628	1,217
TripAdvisor*	161	12
Twenty-First Century Fox, Cl A	2,538	98
Under Armour, Cl A*	240	16
Urban Outfitters*	147	5
VF	475	36
Viacom, Cl B	518	39
Walt Disney	2,121	200
Whirlpool	112	22
Wyndham Worldwide	180	15
Wynn Resorts	101	15
Yum! Brands	597	44

		4,372

Consumer Staples — 0.4%
Altria Group	2,668	131
Archer-Daniels-Midland	921	48
Avon Products	626	6
Brown-Forman, Cl B	196	17
Campbell Soup	258	11
Clorox	186	19
Coca-Cola	5,376	227
Coca-Cola Enterprises	326	15
Colgate-Palmolive	1,158	80
ConAgra Foods	582	21
Constellation Brands, Cl A*	235	23
Costco Wholesale	591	84
CVS Health	1,557	150
Dr Pepper Snapple Group	241	17
Estee Lauder, Cl A	281	21
General Mills, Cl A	834	45
Hershey	185	19
Hormel Foods	194	10
JM Smucker	147	15
Kellogg	318	21
Keurig Green Mountain	152	20
Kimberly-Clark	506	59
Kraft Foods	805	51
Kroger	664	43
Lorillard	528	33
McCormick	187	14

Description	Shares	Market Value ($ Thousands)
Mead Johnson Nutrition, Cl A	282	$28
Molson Coors Brewing, Cl B	229	17
Mondelez International, Cl A	2,273	83
Monster Beverage*	202	22
PepsiCo	2,024	191
Philip Morris International	2,099	171
Procter & Gamble	3,693	336
Reynolds American	430	28
Safeway	332	12
SYSCO, Cl A	817	32
Tyson Foods, Cl A	422	17
Walgreens Boots Alliance	1,186	90
Wal-Mart Stores	2,155	185
Whole Foods Market	496	25

		2,437

Energy — 0.4%
Anadarko Petroleum, Cl A	686	57
Apache	483	30
Baker Hughes	631	35
Cabot Oil & Gas	501	15
California Resources*	1	—
Cameron International*	292	15
Chesapeake Energy	648	13
Chevron	2,554	287
Cimarex Energy	125	13
ConocoPhillips	1,656	114
Consol Energy	332	11
Denbury Resources	508	4
Devon Energy	563	34
Diamond Offshore Drilling	97	4
Ensco, Cl A	337	10
EOG Resources	740	68
EQT	188	14
Exxon Mobil	5,772	534
FMC Technologies*	338	16
Halliburton	1,126	44
Helmerich & Payne	156	10
Hess	328	24
Kinder Morgan	2,290	97
Marathon Oil	872	25
Marathon Petroleum	389	35
Murphy Oil	241	12
Nabors Industries	417	5
National Oilwell Varco, Cl A	591	39
Newfield Exploration*	197	5
Noble	366	6
Noble Energy	452	21
Occidental Petroleum	1,082	87
Oneok	300	15
Phillips 66	757	54
Pioneer Natural Resources	206	31
QEP Resources	239	5
Range Resources	243	13
Schlumberger, Cl A	1,743	149
Southwestern Energy, Cl A*	505	14
Spectra Energy	867	32
Tesoro	185	14
Transocean	391	7
Valero Energy	720	36
Williams	930	42

		2,096

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Financials — 0.9%
ACE	455	$52
Affiliated Managers Group*	80	17
Aflac	619	38
Allstate	589	41
American Express	1,212	113
American International Group	1,921	108
American Tower, Cl A†	536	53
Ameriprise Financial	256	34
Aon	395	37
Apartment Investment & Management, Cl A†	211	8
Assurant	100	7
AvalonBay Communities†	182	30
Bank of America	14,409	258
Bank of New York Mellon	1,530	62
BB&T	937	36
Berkshire Hathaway, Cl B*	2,491	374
BlackRock	171	61
Boston Properties†	214	27
California Republic Bancorp*	48,000	1,296
Capital One Financial	759	63
CBRE Group, Cl A*	391	13
Charles Schwab	1,556	47
Chubb	303	31
Cincinnati Financial	212	11
Citigroup	4,157	225
CME Group	430	38
Comerica	261	12
Crown Castle International†	459	36
Discover Financial Services	628	41
E*Trade Financial*	416	10
Equity Residential†	498	36
Essex Property Trust†	91	19
Fifth Third Bancorp	1,102	23
Franklin Resources	546	30
General Growth Properties†	804	23
Genworth Financial, Cl A*	716	6
Goldman Sachs Group	552	107
Hartford Financial Services Group	614	26
HCP†	628	28
Health Care†	451	34
Host Hotels & Resorts†	991	23
Hudson City Bancorp, Cl A	694	7
Huntington Bancshares	1,178	12
IntercontinentalExchange Group	164	36
Invesco	595	24
JPMorgan Chase	5,094	319
KeyCorp	1,164	16
Kimco Realty†	492	12
Legg Mason	147	8
Leucadia National	457	10
Lincoln National	323	19
Loews	377	16
M&T Bank	164	21
Macerich†	203	17
Marsh & McLennan	739	42
McGraw-Hill	374	33
MetLife	1,517	82
Moody’s	232	22
Morgan Stanley	2,067	80
NASDAQ OMX Group, Cl A	170	8
Navient	605	13

Description	Shares	Market Value ($ Thousands)
Northern Trust	274	$19
People’s United Financial	447	7
Plum Creek Timber†	255	11
PNC Financial Services Group	731	67
Principal Financial Group, Cl A	339	18
Progressive	676	18
ProLogis†	691	30
Prudential Financial	623	56
Public Storage†	199	37
Regions Financial	1,787	19
Simon Property Group†	419	76
State Street	575	45
SunTrust Banks	665	28
T. Rowe Price Group	330	28
Torchmark, Cl A	188	10
Travelers	460	49
Unum Group	367	13
US Bancorp	2,426	109
Ventas†	410	29
Vornado Realty Trust†	258	30
Wells Fargo	6,431	353
Weyerhaeuser	661	24
XL Group, Cl A	373	13
Zions Bancorporation	292	8

		5,428

Health Care — 0.6%
Abbott Laboratories	2,027	91
AbbVie	2,140	140
Actavis*	356	92
Aetna, Cl A	482	43
Agilent Technologies	417	17
Alexion Pharmaceuticals*	268	50
Allergan	401	85
AmerisourceBergen	266	24
Amgen, Cl A	1,039	166
Anthem	372	47
Baxter International	734	54
Becton Dickinson	264	37
Biogen Idec*	318	108
Boston Scientific*	1,711	23
Bristol-Myers Squibb	2,230	132
C.R. Bard	108	18
Cardinal Health	458	37
CareFusion*	292	17
Celgene, Cl A*	1,076	120
Cerner*	424	27
Cigna	359	37
Covidien	611	63
DaVita HealthCare Partners*	212	16
Dentsply International	204	11
Edwards Lifesciences, Cl A*	153	19
Eli Lilly	1,325	91
Express Scripts Holding*	1,006	85
Gilead Sciences*	2,059	194
Hospira*	243	15
Humana	213	31
Intuitive Surgical*	51	27
Johnson & Johnson	3,812	399
Laboratory Corp of America Holdings*	122	13
Mallinckrodt*	163	16
McKesson	313	65
Medtronic	1,320	95

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Merck	3,873	$220
Mylan*	552	31
Patterson	125	6
PerkinElmer	163	7
Perrigo	194	32
Pfizer	8,509	265
Quest Diagnostics	208	14
Regeneron Pharmaceuticals*	100	41
St. Jude Medical	399	26
Stryker	407	38
Tenet Healthcare*	141	7
Thermo Fisher Scientific	539	67
UnitedHealth Group	1,307	132
Universal Health Services, Cl B	131	14
Varian Medical Systems*	149	13
Vertex Pharmaceuticals*	330	39
Waters*	121	14
Zimmer Holdings	236	27
Zoetis, Cl A	685	30

		3,528

Industrials — 0.5%
3M	871	143
ADT, Cl A	251	9
Allegion	138	8
Ametek	354	19
Boeing	902	117
C.H. Robinson Worldwide	212	16
Caterpillar, Cl A	824	75
Cintas	139	11
CSX	1,341	48
Cummins	248	36
Danaher, Cl A	823	70
Deere	487	43
Delta Air Lines, Cl A	1,115	55
Dover	206	15
Dun & Bradstreet	52	6
Eaton	646	44
Emerson Electric	981	60
Equifax	176	14
Expeditors International of Washington	281	13
Fastenal, Cl A	394	19
FedEx	359	62
Flowserve	197	12
Fluor	227	14
General Dynamics	430	59
General Electric	13,722	347
Honeywell International	1,062	106
Illinois Tool Works	495	47
Ingersoll-Rand	333	21
Iron Mountain	248	10
Jacobs Engineering Group*	192	8
Joy Global	141	6
Kansas City Southern	136	17
L-3 Communications Holdings	124	16
Lockheed Martin	364	70
Masco	414	10
Nielsen	438	20
Norfolk Southern	420	46
Northrop Grumman	283	42
PACCAR	488	33
Pall	154	16
Parker-Hannifin, Cl A	207	27

Description	Shares	Market Value ($ Thousands)
Pentair	238	$16
Pitney Bowes	292	7
Precision Castparts	195	47
Quanta Services*	312	9
Raytheon	422	46
Republic Services	364	15
Robert Half International	198	12
Rockwell Automation	171	19
Rockwell Collins	195	16
Roper Industries	124	19
Ryder System	76	7
Snap-on	84	11
Southwest Airlines, Cl A	887	37
Stanley Black & Decker	194	19
Stericycle, Cl A*	122	16
Textron	402	17
Tyco International	539	24
Union Pacific	1,207	144
United Parcel Service, Cl B	947	105
United Rentals*	138	14
United Technologies	1,144	132
Waste Management	544	28
WW Grainger	76	19
Xylem	263	10

		2,599

Information Technology — 0.9%
Accenture, Cl A	852	76
Adobe Systems*	641	47
Akamai Technologies*	257	16
Alliance Data Systems*	88	25
Altera	430	16
Amphenol, Cl A	390	21
Analog Devices	390	22
Apple	7,980	881
Applied Materials	1,656	41
Autodesk, Cl A*	328	20
Automatic Data Processing	651	54
Avago Technologies, Cl A	343	34
Broadcom, Cl A	743	32
CA	456	14
Cisco Systems	7,027	196
Citrix Systems*	237	15
Cognizant Technology Solutions, Cl A*	834	44
Computer Sciences	209	13
Corning, Cl B	1,761	40
eBay*	1,523	85
Electronic Arts*	432	20
EMC	2,737	81
F5 Networks, Cl A*	107	14
Facebook, Cl A*	2,868	224
Fidelity National Information Services, Cl B	355	22
First Solar*	100	4
Fiserv, Cl A*	311	22
Flir Systems	204	7
Google, Cl A*	391	208
Google, Cl C*	391	206
Harris	151	11
Hewlett-Packard	2,514	101
Intel	6,534	237
International Business Machines	1,246	200
Intuit	386	36

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Juniper Networks	579	$13
KLA-Tencor	238	17
Lam Research	234	18
Linear Technology	344	16
MasterCard, Cl A	1,325	114
Microchip Technology	289	13
Micron Technology*	1,451	51
Microsoft	11,236	522
Motorola Solutions	274	18
NetApp	395	16
Nvidia	642	13
Oracle, Cl B	4,369	196
Paychex	406	19
Qualcomm	2,252	167
Red Hat*	273	19
Salesforce.com*	781	46
SanDisk	281	28
Seagate Technology	452	30
Symantec, Cl A	895	23
TE Connectivity	559	35
Teradata*	223	10
Texas Instruments	1,440	77
Total System Services	238	8
VeriSign*	162	9
Visa, Cl A	661	174
Western Digital	318	35
Western Union	664	12
Xerox	1,362	19
Xilinx	387	17
Yahoo!*	1,233	62

		4,882

Materials — 0.1%
Air Products & Chemicals	264	38
Airgas	97	11
Alcoa	1,595	25
Allegheny Technologies	157	5
Avery Dennison	135	7
Ball	200	14
CF Industries Holdings	61	17
Dow Chemical, Cl A	1,516	69
E.I. Du Pont de Nemours	1,234	91
Eastman Chemical	215	16
Ecolab	367	39
FMC	192	11
Freeport-McMoRan Copper & Gold, Cl B	1,398	33
International Flavors & Fragrances	117	12
International Paper	589	31
LyondellBasell Industries, Cl A	578	46
Martin Marietta Materials, Cl A	89	10
MeadWestvaco	243	11
Mirabela Nickel*	597,236	14
Monsanto	669	80
Mosaic	394	18
Newmont Mining	619	12
Nucor	398	20
Owens-Illinois*	238	6
PPG Industries	187	43
Praxair	396	51
Sealed Air	306	13
Sherwin-Williams, Cl A	104	28
Sigma-Aldrich	148	20

Description	Shares	Market Value ($ Thousands)
Vulcan Materials	189	$12

		803

Telecommunication Services — 0.1%
AT&T	7,111	239
CenturyTel	793	31
Frontier Communications	1,444	10
Level 3 Communications*	360	18
Verizon Communications	5,683	266
Windstream Holdings	869	7

		571

Utilities — 0.1%
AES	859	12
AGL Resources	172	9
Ameren	350	16
American Electric Power	664	40
Centerpoint Energy	519	12
CMS Energy	386	14
Consolidated Edison	409	27
Dominion Resources	788	61
DTE Energy	219	19
Duke Energy	954	80
Edison International	480	31
Entergy	253	22
Exelon	1,138	42
FirstEnergy	579	23
Integrys Energy Group	100	8
NextEra Energy	590	63
NiSource	390	17
Northeast Utilities	443	24
NRG Energy	485	13
Pepco Holdings	362	10
PG&E	642	34
Pinnacle West Capital	159	11
PPL	858	31
Public Service Enterprise Group	699	29
SCANA	205	12
Sempra Energy	318	35
Southern	1,191	58
TECO Energy	336	7
Wisconsin Energy	325	17
Xcel Energy	707	25

		802

Total Common Stock (Cost $25,398) ($ Thousands)		27,518

EXCHANGE TRADED FUNDS — 3.0%
iShares iBoxx $ High Yield Corporate Bond ETF	33,800	3,028
iShares MSCI Italy Capped ETF	338,500	4,604
iShares MSCI Spain Capped ETF	131,900	4,568
SPDR EURO STOXX 50 ETF	130,600	4,814

Total Exchange Traded Funds (Cost $19,112) ($ Thousands)		17,014

PREFERRED STOCK — 2.3%
Alm Loan Funding 0.000%, 06/20/2023 (D)	392	330
Aspen Insurance Holdings (D)	80,000	2,021
CoBank ACB*	11,500	1,150

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Description	Shares/ Face Amount (Thousands) (1)	Market Value ($ Thousands)
Goldman Sachs Group (D)	94,300	$2,301
Morgan Stanley (D)	73,000	1,859
Seaspan	216,000	5,357

Total Preferred Stock (Cost $13,035) ($ Thousands)		13,018

SOVEREIGN DEBT — 0.2%
Kenya Government International Bond
6.875%, 06/24/2024 (E)	1,100	1,152

Total Sovereign Debt (Cost $1,073) ($ Thousands)		1,152

CONVERTIBLE BOND — 0.0%
Mirabela Nickel
9.500%, 06/24/2019 (A) (E)	139	139

Total Convertible Bond (Cost $140) ($ Thousands)		139

TIME DEPOSITS — 3.0%
Brown Brothers Harriman
1.901%, 10/01/2014 AUD	10	8
0.030%, 01/01/2015	17,258	17,258

Total Time Deposits (Cost $17,266) ($ Thousands)		17,266

REPURCHASE AGREEMENTS (H) — 0.0%
Barclays (0.010)%, dated 12/31/14, to be repurchased on 01/02/15, repurchase price $105,230 (collateralized by Blackboard, par value $100,000, 7.75%, 11/15/19, with total market value $100,250)	105	105
Barclays (0.010)%, dated 12/31/14, to be repurchased on 01/02/15, repurchase price $105,230 (collateralized by Blackboard, par value $100,000, 7.75%, 11/15/19, with total market value $100,250)	105	105

Total Repurchase Agreements (Cost $210) ($ Thousands)		210

Total Investments — 104.0% (Cost $603,301) ($ Thousands)††		$595,500

CORPORATE OBLIGATION SOLD SHORT — (0.06)%

Information Technology — (0.06)%
Blackboard
7.750%, 11/15/2019 (E)	(350)	(351)

Total Corporate Obligation Sold Short — (0.06)% (Proceeds ($356)) ($ Thousands)		$(351)

Description	Contracts (1)	Market Value ($ Thousands)
WRITTEN OPTIONS*‡ — (0.2)%
S&P 500 Index Call, Expires 01/17/15, Strike Price $1,990.00	(81)	$(778)
S&P 500 Index Call, Expires 01/17/15, Strike Price $2,000.00	(82)	(649)

Total Written Options (Premiums Received $618) ($ Thousands)		$(1,427)

A summary of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	89	Mar-2015	$146
U.S. Dollar Index	123	Mar-2015	253

			$399

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/9/15	AUD	320	USD	268	$6
1/9/15	GBP	2,000	USD	3,137	19
1/9/15	USD	3,131	GBP	2,000	(13)
1/9/15-3/2/15	EUR	11,910	USD	14,868	452
5/18/15	RUB	530,583	USD	10,600	2,388
7/2/15	IDR	64,500,000	USD	5,000	(39)

					$2,813

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Bank of America	(5,039)	5,000	$(39)
Barclays PLC	(29,139)	31,991	2,852

			$2,813

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

A list of open OTC swap agreements held by the Fund at December 31, 2014, are as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	S15ESDV Index	Index Return	1-Month USD LIBOR Plus 30 Bps	01/08/2015	$(14,235)	$3,145
Bank of America	S5HOME Index	Index Return	1-Month USD LIBOR Plus 30 Bps	01/08/2015	(11,461)	1,792
Bank of America	3 Month USD - LIBOR	Index Return	1-Month USD LIBOR Plus 30 Bps	03/12/2015	10,648	(537)
Bank of America	S5HOME Index	Index Return	1-Month USD LIBOR Plus 30 Bps	03/20/2015	(1,540)	37

						$4,437

A list of open centrally cleared swap agreements held by the Fund at December 31, 2014, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2.93%	3 Month USD - LIBOR	08/24/25		16,400	$673
Bank of America	1.42%	6 Month EURIRBOR	08/24/25	EUR	11,515	(686)
Bank of America	3.13%	3 Month USD - LIBOR	06/08/25		17,400	1,130
Bank of America	1.89%	6 Month EURIRBOR	06/08/25	EUR	12,100	(1,446)
Bank of America	2.70%	3 Month USD - LIBOR	07/18/23		600	(7)
Bank of America	1.56%	3 Month USD - LIBOR	07/03/18		7,150	(52)

						$(388)

For the period ended December 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $572,281 ($ Thousands).

*	Non-income producing security.

†	Real Estate Investment Trust.

‡	For the period ended December 31, 2014, the total amount of all written options, as presented in the Schedule of Investments are representative of the volume of activity for these derivative types during the period.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2014 was $48,797 ($ Thousands) and represented 8.5% of Net Assets.

(B)	Unsettled bank loan. Interest rate not available. (C) Unfunded bank loan. Interest rate not available.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on December 31, 2014. The coupon on a step bond changes on a specified date.

(G)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.

(H)	Tri-Party Repurchase Agreement.

(1)	In U.S. Dollars unless otherwise stated.

AUD — Australian Dollar

CBO — Collateralized Bond Obligation

CDO— Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

GO — General Obligation

IDR — Indonesian Rupiah

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

SPV — Special Purpose Vehicle

USD — United States Dollar

††	At December 31, 2014, the tax basis cost of the Fund’s investments was $603,301 ($ Thousands), and the unrealized appreciation and depreciation were $8,353 ($ Thousands) and ($16,154) ($ Thousands) respectively.

As December 31, 2014, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ( $ Thousands)	Counterparty	Value Thousands)
$ (14,343)	RBC,0.77%	$(14,343)
(6,002)	Barclays Capital,0.85%	(6,002)
(4,556)	RBC,0.77%	(4,556)
(4,470)	Credit Suisse First Boston,1.00%	(4,470)
(3,639)	Barclays Capital,0.65%	(3,639)
(1,274)	Credit Suisse First Boston,(0.75)%	(1,274)
(1,257)	RBC,0.77%	(1,257)
(967)	Barclays Capital,0.90%	(967)
(919)	Barclays Capital,0.90%	(919)
(650)	RBC,0.47%	(650)
(505)	Barclays Capital,0.50%	(505)
(122)	Barclays Capital,0.25%	(122)

		$(38,704)

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$109,350	$9,692	$119,042
Collateralized Debt Obligations	—	111,816	6,294	118,110
Asset-Backed Securities	—	76,047	31,392	107,439
Corporate Obligations	—	102,919	3,542	106,461
Mortgage-Backed Securities	—	68,131	—	68,131
Common Stock	27,398	—	120	27,518
Exchange Traded Funds	17,014	—	—	17,014
Preferred Stock	9,918	3,100	—	13,018
Sovereign Debt	—	1,152	—	1,152
Convertible Bond	—	—	139	139
Time Deposits	—	17,266	—	17,266
Repurchase Agreements	—	210	—	210

Total Investments in Securities	$54,330	$489,991	$51,179	$595,500

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Corporate Obligation Sold Short	$—	$(351)	$—	$(351)
Written Options	(1,427)	—	—	(1,427)
Futures Contracts*
Unrealized Appreciation	—	399	—	399
Forwards Contracts*
Unrealized Appreciation	—	2,865	—	2,865
Unrealized Depreciation	—	(52)	—	(52)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	4,974	—	4,974
Unrealized Depreciation	—	(537)	—	(537)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,803	—	1,803
Unrealized Depreciation	—	(2,191)	—	(2,191)
Reverse Repurchase
Agreements	(38,704)	—	—	(38,704)

Total Other Financial Instruments $	$(40,131)	$6,910	$—	$(33,221)

*	Forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Loan Participations	Collateralized Debt Obligations	Asset-Backed Securities	Corporate Obligations	Mortgage- Backed Securities	Common Stock	Convertible Bond
Beginning balance as of October 1, 2014	$10,354	$9,489	$11,510	$3,535	$4,037	$159	$139
Accrued discounts/premiums	(3)	(22)	12	1	—	—	—
Realized gain	13	38	20	—	—	—	—
Change in unrealized appreciation/(depreciation)	(74)	(68)	(20)	6	—	(39)	—
Purchases	304	1,458	20,162	—	—	—	—
Sales	(902)	(546)	(683)	—	—	—	—
Net transfer into of Level 3	—	—	391	—	—	—	—
Net transfer out of Level 3	—	(4,055)	—	—	(4,037)	—	—

Ending balance as of December 31, 2014	$9,692	$6,294	$31,392	$3,542	$—	$120	$139

Changes in unrealized gains/(losses) included in earnings related to securities held at reporting date $	$(74)	$(752)	$(314)	$6	$—	$(39)	$—

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2014

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of December 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value ($ Thousands) at December 31, 2014	Valuation Technique (s)	Unobservable Input	Range (Weighted Average)
Loan Participations	$1,740	Previous Day IDC BAML Vendor Price	Indicative Quote	N/A
	1,533	Quarterly model price	Indicative Quote	N/A
	6,419	Daily broker price	Indicative Quote	N/A

Total Loan Participations	9,692

Collateralized Loan Obligations	204	OAS off 11/28/2014 multiple broker price	Trade Price	619
	1,027	OAS off 11/28/2014 single broker price	Indicative Quote	531
	467	Previous Day IDC BAML Vendor Price	Indicative Quote	469
	750	Daily broker price	Indicative Quote	381

Total Collateralized Loan Obligations	2,448

Asset-Backed Securities	990	OAS off 11/19/2014 Trade Price	Indicative Quote	N/A
	6,153	OAS off 11/28/2014 single broker price	Indicative Quote	219-907
	4,358	OAS off 12/09/2014 Trade Price	Indicative Quote	358
	391	OAS off 12/22/2014 IDC price	Indicative Quote	916
	1,692	Previous Day Broker Price	Indicative Quote	284-403
	13,893	Previous Day IDC BAML Vendor Price	Indicative Quote	338-589

Total Asset-Backed Securities	27,477

Corporate Obligations	2,841	OAS off 12/22/2014 single broker price	Indicative Quote	284
	701	OAS off 11/28/2014 single broker price	Indicative Quote	516

Total Corporate Obligations	3,542

Convertible Bond	139	Quarterly model price	Indicative Quote	N/A

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 30.0%

Consumer Discretionary — 0.6%
Cablevision Systems, Cl A	166,100	$3,428
News, Cl A*	90,000	1,412
Time Warner	7,000	598

		5,438

Consumer Staples — 4.8%
Archer-Daniels-Midland	35,000	1,820
Cal-Maine Foods	55,000	2,147
Clorox	300	31
Coca-Cola	8,600	363
Costco Wholesale	24,300	3,444
CVS Health	53,500	5,153
Dr Pepper Snapple Group	66,000	4,731
Kimberly-Clark	27,900	3,224
Kroger	3,900	250
Lorillard	67,300	4,236
Monster Beverage*	8,500	921
Pantry*	1,500	56
PepsiCo	24,800	2,345
Pilgrim’s Pride*	111,100	3,643
Procter & Gamble	36,000	3,279
Rite Aid*	41,100	309
Sanderson Farms	63,400	5,327
Tyson Foods, Cl A	65,900	2,642
USANA Health Sciences*	2,600	267

		44,188

Energy — 6.6%
Alon USA Energy	58,600	742
Apache	600	38
Apco Oil and Gas International*	2,100	29
Bonanza Creek Energy*	14,000	336
Cameron International*	19,000	949
CHC Group*	8,500	27
Chesapeake Energy	9,000	176
Chevron	29,690	3,331
ConocoPhillips	73,510	5,077
CVR Energy	4,400	170
Dawson Geophysical	4,200	51
EOG Resources	49,760	4,581
Exxon Mobil	115,830	10,709
FMC Technologies*	700	33
Frank’s International	3,100	52
Green Plains	12,900	320
Gulf Island Fabrication	12,000	233
Harvest Natural Resources*	28,700	52
Helmerich & Payne	26,600	1,794
Hess	9,820	725
Kinder Morgan	16,600	702
Kosmos Energy*	209,600	1,758
Matrix Service*	11,300	252
Nabors Industries	131,320	1,705
Newpark Resources, Cl A*	119,400	1,139
Noble	11,800	196
Nordic American Tankers, Cl US	91,900	925
Pacific Ethanol*	11,300	117
Patterson-UTI Energy	31,600	524
PBF Energy, Cl A	141,700	3,775
REX American Resources*	76,100	4,716
Schlumberger, Cl A	8,970	766
SM Energy	60,400	2,330

Description	Shares	Market Value ($ Thousands)
Superior Energy Services	54,000	$1,088
Teekay Tankers, Cl A	56,500	286
Tesoro	83,000	6,171
Transocean	54,400	997
Unit *	14,900	508
VAALCO Energy*	337,900	1,541
Valero Energy	21,300	1,054
Western Refining	16,900	638
Whiting Petroleum*	3,900	129

		60,742

Financials — 3.3%
Alleghany*	10,213	4,734
Allstate	49,000	3,442
American Financial Group	9,700	589
Annaly Capital Management†	59,300	641
Arlington Asset Investment, Cl A	8,300	221
Armada Hoffler Properties†	25,964	246
Berkshire Hills Bancorp	2,700	72
Chimera Investment†	1,060,100	3,371
Corporate Office Properties Trust†	1,510	43
Cousins Properties, Cl A†	32,494	371
CyrusOne†	16,500	455
Ellington Residential Mortgage†	20,400	332
Hospitality Properties Trust†	4,900	152
Host Hotels & Resorts†	23,700	563
Jones Lang LaSalle	3,700	555
LaSalle Hotel Properties†	2,700	109
Lazard, Cl A	26,700	1,336
Mortgage Investment Trust†	81,700	1,517
ProLogis†	54,402	2,341
Public Storage†	3,600	666
Radian Group	39,400	659
RE, Cl A	6,200	212
SL Green Realty†	9,294	1,106
Sovran Self Storage†	3,970	346
St. Joe*	105,200	1,935
State Bank Financial	6,200	124
Western Asset Mortgage Capital†	293,000	4,307

		30,445

Health Care — 7.6%
Abaxis	3,900	222
AbbVie	48,300	3,161
Affymetrix, Cl A*	79,200	782
Alexion Pharmaceuticals*	6,900	1,277
AMAG Pharmaceuticals*	14,100	601
Amgen, Cl A	33,800	5,384
Anthem	47,200	5,932
Biogen Idec*	13,540	4,596
Centene*	40,300	4,185
Cigna	16,800	1,729
Edwards Lifesciences, Cl A*	20,700	2,637
Gilead Sciences*	77,200	7,277
Health Net, Cl A*	98,200	5,257
Hospira*	10,900	667
ICU Medical*	13,300	1,089
Illumina*	30,700	5,667
Johnson & Johnson	49,600	5,187
Laboratory Corp of America
Holdings*	8,500	917
LifePoint Hospitals*	22,300	1,603
Magellan Health*	21,600	1,297
McKesson	900	187

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Parexel International*	8,900	$494
PDL BioPharma	310,400	2,393
PharMerica*	9,100	188
Quintiles Transnational Holdings*	60,100	3,538
Sagent Pharmaceuticals*	9,600	241
SciClone Pharmaceuticals*	6,000	52
Sucampo Pharmaceuticals, Cl A*	34,300	490
United Therapeutics*	6,500	842
Universal Health Services, Cl B	19,600	2,181

		70,073

Industrials — 1.6%
Aecom Technology*	73,200	2,223
Cintas	2,100	165
General Dynamics	40,000	5,505
Higher One Holdings*	11,400	48
Huntington Ingalls Industries, Cl A	1,600	180
JetBlue Airways*	7,900	125
Lockheed Martin	5,600	1,078
Meritor*	39,500	598
RPX, Cl Comdty (histrt)*	6,000	83
Southwest Airlines, Cl A	92,000	3,894
Spirit AeroSystems Holdings, Cl A*	2,600	112
Trinity Industries	8,100	227
USA Truck*	2,400	68

		14,306

Information Technology — 4.0%
AVG Technologies*	73,100	1,443
Booz Allen Hamilton Holding, Cl A	6,400	170
Broadridge Financial Solutions	21,300	984
Cognizant Technology Solutions,
Cl A*	17,500	922
Computer Sciences	7,700	485
Convergys	44,600	908
Dice Holdings*	28,100	281
DST Systems	31,200	2,937
EarthLink Holdings	252,300	1,108
Electronic Arts*	121,700	5,722
EnerNOC*	2,300	35
Envestnet*	16,600	816
ePlus*	1,700	129
Euronet Worldwide*	1,300	71
Facebook, Cl A*	7,600	593
Factset Research Systems	17,600	2,477
Gartner*	9,700	817
Hackett Group	9,300	82
LogMeIn*	69,400	3,424
Manhattan Associates*	70,900	2,887
ModusLink Global Solutions*	9,700	36
Progress Software*	28,500	770
Rackspace Hosting*	25,900	1,212
Sykes Enterprises*	10,000	235
Take-Two Interactive Software,
Cl A*	200,000	5,606
Unisys*	19,700	581
Visa, Cl A	6,100	1,599

		36,330

Telecommunication Services — 0.8%
Atlantic Telegraph-Network	15,600	1,054
Inteliquent	81,400	1,598
magicJack VocalTec*	62,100	504
Verizon Communications	90,100	4,215

		7,371

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.7%
Entergy	43,000	$3,762
PG&E	57,000	3,035

		6,797

Total Common Stock (Cost $259,820) ($ Thousands)		275,690

CORPORATE OBLIGATIONS — 7.9%

Consumer Discretionary — 0.9%
21st Century Fox America
6.150%, 02/15/2041	$165	210
4.500%, 02/15/2021	260	285
4.000%, 10/01/2023	185	196
3.000%, 09/15/2022	405	402
Comcast
6.450%, 03/15/2037	185	246
CSC Holdings
8.625%, 02/15/2019	162	188
Dana Holding
6.000%, 09/15/2023	148	155
DIRECTV Holdings
5.000%, 03/01/2021	1,055	1,151
4.450%, 04/01/2024	348	364
3.800%, 03/15/2022	262	267
Ford Motor Credit LLC
2.597%, 11/04/2019	1,152	1,146
General Motors
3.500%, 10/02/2018	465	474
Goodyear Tire & Rubber
8.250%, 08/15/2020	210	223
KB Home
4.750%, 05/15/2019	382	376
MCE Finance
5.000%, 02/15/2021 (A)	405	379
Numericable-SFR
5.375%, 05/15/2022 (A)	235	294
Omnicom Group
3.625%, 05/01/2022	167	171
Reed Elsevier Capital
8.625%, 01/15/2019	475	581
Sirius XM Radio
4.625%, 05/15/2023 (A)	421	394
Univision Communications
6.875%, 05/15/2019 (A)	359	374
Viacom
3.875%, 04/01/2024	344	345

		8,221

Consumer Staples — 0.6%
Altria Group
4.750%, 05/05/2021	210	232
2.625%, 01/14/2020	1,160	1,163
Grupo Bimbo
3.875%, 06/27/2024 (A)	703	706
Kroger
3.400%, 04/15/2022	638	650
Marfrig Overseas
9.500%, 05/04/2020 (A)	375	379
Reynolds American
3.250%, 11/01/2022	330	322
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A) (B)	235	236

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tyson Foods
3.950%, 08/15/2024	$715	$739
2.650%, 08/15/2019	219	221
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (A)	660	27
Walgreens Boots Alliance
3.800%, 11/18/2024	1,160	1,183

		5,858

Energy — 1.3%
Access Midstream Partners
4.875%, 03/15/2024	429	436
California Resources
5.500%, 09/15/2021 (A)	303	259
CNOOC Finance
3.000%, 05/09/2023	641	607
CNOOC Nexen Finance ULC
4.250%, 04/30/2024	289	299
DCP Midstream
4.750%, 09/30/2021 (A)	220	218
Diamond Offshore Drilling
4.875%, 11/01/2043	370	315
Ecopetrol
5.875%, 05/28/2045	309	286
Energy Transfer Partners
6.125%, 02/15/2017	200	217
5.200%, 02/01/2022	465	497
Enterprise Products Operating
5.200%, 09/01/2020	340	375
Kinder Morgan Energy Partners
3.950%, 09/01/2022	990	982
Korea National Oil
3.125%, 04/03/2017 (A)	465	477
Marathon Petroleum
5.125%, 03/01/2021	196	214
Nabors Industries
4.625%, 09/15/2021	360	338
Noble Energy
8.250%, 03/01/2019	153	183
4.150%, 12/15/2021	475	484
3.900%, 11/15/2024	606	599
ONEOK
4.250%, 02/01/2022	300	275
Paragon Offshore
7.250%, 08/15/2024 (A)	389	234
6.750%, 07/15/2022 (A)	66	40
Petrobras International Finance
5.750%, 01/20/2020	888	857
Petroleos Mexicanos
3.500%, 07/18/2018 (A)	452	457
Petronas Capital
5.250%, 08/12/2019	330	366
Regency Energy Partners
4.500%, 11/01/2023	114	105
Reliance Holding USA
5.400%, 02/14/2022 (A)	1,161	1,258
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	540	566
SM Energy
6.500%, 01/01/2023	43	41
Transocean
6.500%, 11/15/2020	570	538
6.375%, 12/15/2021	3	3

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Valero Energy
6.125%, 02/01/2020	$480	$544
Williams Partners
3.900%, 01/15/2025	217	209

		12,279

Financials — 2.4%
American International Group
6.400%, 12/15/2020	325	388
4.875%, 06/01/2022	520	584
American Tower †
4.700%, 03/15/2022	365	383
3.500%, 01/31/2023	485	469
Bank of America
6.500%, 12/31/2049 (B)	469	477
0.919%, 03/28/2018 (B)	1,100	1,313
Barclays Bank
7.750%, 04/10/2023 (B)	393	428
7.625%, 11/21/2022	207	226
6.860%, 09/29/2049	131	145
6.625%, 03/30/2022	195	304
BNP Paribas
5.186%, 06/29/2049 (A) (B)	259	259
Credit Agricole
7.875%, 01/23/2024 (A) (B)	249	253
Credit Suisse
6.500%, 08/08/2023 (A)	649	715
Dai-ichi Life Insurance
5.100%, 12/31/2049 (A) (B)	508	528
Danske Bank MTN
5.684%, 12/31/2049 (B)	173	277
Ford Motor Credit LLC
5.875%, 08/02/2021	695	805
Goldman Sachs Group MTN
1.836%, 11/29/2023 (B)	810	832
Hartford Financial Services Group
5.125%, 04/15/2022	655	736
HBOS Capital Funding
4.939%, 05/29/2049 (B)	1,006	1,216
HCP †
5.375%, 02/01/2021	455	508
Healthcare Realty Trust †
5.750%, 01/15/2021	285	319
5.250%, 01/15/2022	695	772
Host Hotels & Resorts †
5.250%, 03/15/2022	190	207
ING Bank
2.000%, 09/25/2015 (A)	665	670
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	746	724
IPIC GMTN
3.750%, 03/01/2017 (A)	460	480
JPMorgan Chase
5.400%, 01/06/2042	175	206
Lincoln National
4.200%, 03/15/2022	355	377
MetLife
5.700%, 06/15/2035	80	100
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	291
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	840	870
Morgan Stanley MTN
5.500%, 07/28/2021	585	664

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	$55	$58
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	529
Navient MTN
7.250%, 01/25/2022	52	56
Nomura Holdings MTN
2.000%, 09/13/2016	804	810
Nordea Bank
6.125%, 12/31/2049 (A) (B)	205	203
PNC Bank
3.800%, 07/25/2023	960	985
Prudential Financial
5.625%, 06/15/2043 (B)	365	373
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (A) (B)	380	395
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)	110	125
Societe Generale
5.922%, 04/05/2017 (A) (B)	115	119
4.196%, 01/26/2015 (B)	204	247
Standard Chartered MTN
4.000%, 07/12/2022 (B)	775	788
Trust F/1401
5.250%, 12/15/2024 (A)†	830	855

		22,069

Health Care — 0.3%
Actavis Funding SCS
3.850%, 06/15/2024	297	299
Bayer US Finance
3.375%, 10/08/2024 (A)	405	412
Becton Dickinson
3.734%, 12/15/2024	513	528
CHS
5.125%, 08/15/2018	169	175
Medtronic
3.500%, 03/15/2025 (A)	1,170	1,197
Perrigo Finance
3.500%, 12/15/2021	227	230
Thermo Fisher Scientific
4.150%, 02/01/2024	365	385

		3,226

Industrials — 0.3%
AerCap Aviation Solutions BV
6.375%, 05/30/2017	234	247
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)	360	379
Hertz
6.750%, 04/15/2019	415	427
Hutchison Whampoa International
1.625%, 10/31/2017 (A)	424	420
International Lease Finance
5.875%, 04/01/2019	325	350
Odebrecht Finance
5.250%, 06/27/2029 (A)	457	400

		2,223

Information Technology — 0.3%
KLA-Tencor
4.650%, 11/01/2024	1,175	1,216

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sabre
8.500%, 05/15/2019 (A)	$421	$451
Seagate HDD Cayman
4.750%, 01/01/2025 (A)	427	440
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	24	25
Tencent Holdings MTN
3.375%, 05/02/2019 (A)	676	687
Total System Services
2.375%, 06/01/2018	262	260

		3,079

Materials — 0.8%
Basell Finance BV
8.100%, 03/15/2027 (A)	220	295
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	428	417
Dow Chemical
4.250%, 11/15/2020	210	224
Glencore Funding
3.125%, 04/29/2019 (A)	1,840	1,844
International Paper
4.750%, 02/15/2022	490	534
3.650%, 06/15/2024	247	247
Minsur
6.250%, 02/07/2024 (A)	875	945
NOVA Chemicals
5.250%, 08/01/2023 (A)	420	424
Novelis
8.375%, 12/15/2017	99	102
OCP
5.625%, 04/25/2024 (A)	341	358
Sealed Air
5.250%, 04/01/2023 (A)	332	339
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	408	389
Yamana
4.950%, 07/15/2024	917	895

		7,013

Telecommunication Services — 0.5%
AT&T
5.550%, 08/15/2041	245	273
3.000%, 02/15/2022	465	456
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024 (A)	208	218
Rogers Communications
4.000%, 06/06/2022	60	55
SBA Tower Trust
2.898%, 10/15/2019 (A)	950	952
Sprint
7.875%, 09/15/2023	405	400
Telecom Italia Capital
7.175%, 06/18/2019	260	298
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	223
Verizon Communications
7.350%, 04/01/2039	350	475
5.150%, 09/15/2023	1,013	1,119
Virgin Media Finance
5.250%, 02/15/2022	200	189

		4,658

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.5%
AES
7.375%, 07/01/2021	$415	$469
Berkshire Hathaway Energy
6.125%, 04/01/2036	390	490
CMS Energy
5.050%, 03/15/2022	185	207
Constellation Energy Group
5.150%, 12/01/2020	70	78
Exelon Generation
4.250%, 06/15/2022	460	478
Israel Electric
5.000%, 11/12/2024 (A)	792	802
NRG Energy
6.250%, 05/01/2024 (A)	315	320
Talent Yield Investments
4.500%, 04/25/2022 (A)	1,301	1,362

		4,206

Total Corporate Obligations (Cost $72,774) ($ Thousands)		72,832

MORTGAGE-BACKED SECURITIES — 4.8%

Agency Mortgage-Backed Obligations — 0.5%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.405%, 11/25/2023 (B)	1,035	1,044
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M3
3.755%, 04/25/2024 (B)	352	319
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.155%, 08/25/2024 (B)	1,165	1,096
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
4.920%, 10/25/2024 (B)	479	473
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.370%, 07/25/2024 (B)	414	409
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.070%, 11/25/2024 (B)	933	939

		4,280

Non-Agency Mortgage-Backed Obligations — 4.3%
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (B)	1,755	1,914
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	262	277
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006- PW13, Cl AJ
5.611%, 09/11/2041 (B)	718	737

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Carefree Portfolio Trust, Ser 2014- CARE, Cl A
1.485%, 11/15/2019 (A) (B)	$653	$651
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	254	222
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	460	421
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	228	211
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036	631	585
CHL Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.581%, 02/25/2047 (B)	563	466
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.965%, 03/15/2049 (B)	500	522
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.959%, 05/15/2046 (B)	502	545
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.241%, 12/10/2049 (B)	1,696	1,852
Commercial Mortgage Pass- Through Certificates, Ser 2013- SFS, Cl A1
1.873%, 04/12/2035 (A)	408	397
Commercial Mortgage Pass- Through Certificates, Ser 2014- KYO, Cl A
1.059%, 06/11/2027 (A) (B)	835	834
Commercial Mortgage Pass- Through Certificates, Ser 2014- SAVA, Cl A
1.311%, 06/15/2034 (A) (B)	719	719
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	915	940
Countrywide Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	191	180
Countrywide Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	520	478
Countrywide Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	719	633
Countrywide Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	493	423
Countrywide Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	325	276
Countrywide Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	455	410

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.702%, 06/15/2039 (B)	$581	$608
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2013-G1, Cl A2
2.059%, 04/10/2031 (B)	710	695
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.345%, 12/25/2036 (B)	784	474
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.857%, 12/05/2031 (A) (B)	425	423
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	560	553
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	473	397
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	754	804
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	613	643
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	843	852
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.405%, 03/25/2035 (B)	393	351
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.275%, 07/25/2036 (B)	579	444
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.355%, 10/25/2036 (B)	617	528
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	350	318
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A) (B)	258	257
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.891%, 02/12/2049 (B)	300	317
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.197%, 02/15/2051 (B)	254	277
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	930	1,007
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP10, Cl A1A
5.439%, 01/15/2049	1,961	2,096

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	$871	$930
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051	898	985
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.075%, 06/15/2029 (A) (B)	1,145	1,142
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (A)	687	693
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	606	641
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	2,245	2,368
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,220	1,319
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (A)	590	588
PFP III, Ser 2014-1, Cl A
1.325%, 06/14/2031 (A) (B)	745	742
Resource Capital, Ser 2014-CRE2, Cl A
1.203%, 04/15/2032 (A) (B)	488	487
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	297	302
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	594
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A5
5.416%, 01/15/2045 (B)	2,041	2,115
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	301	295
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	856	882
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	701	724

		39,544

Total Mortgage-Backed Securities (Cost $44,422) ($ Thousands)		43,824

ASSET-BACKED SECURITIES — 4.6%

Automotive — 2.3%
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	161	161

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	$1,275	$1,276
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	550	551
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	530	527
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	322	322
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (A)	450	449
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	435	438
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (A)	594	610
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (A)	1,404	1,403
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	907	904
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	208	208
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	1,115	1,118
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	200	202
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	135	135
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A2
0.690%, 09/15/2017 (A)	1,646	1,646
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	606	608
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (A)	600	599
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	428	428
Exeter Auto Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (A)	299	299
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	60	60
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	132	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (A)	$322	$321
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	149	149
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	271	235
Ford Auto Securitization Trust, Ser 2014-R2A, Cl A1
1.353%, 03/15/2016 (A)	383	330
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	238
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (A)	816	819
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	420	419
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.712%, 12/10/2027 (A) (B)	1,452	1,453
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	2,230	2,225
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	172
Mercedes Benz Auto Lease Trust, Ser 2014-A, Cl A2A
0.480%, 06/15/2016	630	630
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	385	385
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 12/15/2017	999	1,001
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	127	128

		20,582

Credit Cards — 0.6%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	570	575
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.505%, 03/16/2020 (B)	500	500
First National Master Note Trust, Ser 2013-2, Cl A
0.685%, 10/15/2019 (B)	794	795
Synchrony Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	1,000	1,000
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,389	1,388
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	380	382

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	$385	$383
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.541%, 12/15/2019 (B)	915	917

		5,940

Other Asset-Backed Securities — 1.7%
Ally Master Owner Trust, Ser 2014- 1, Cl A2
1.290%, 01/15/2019	1,405	1,402
Ally Master Owner Trust, Ser 2014- 2, Cl A
0.531%, 01/16/2018 (B)	810	809
BHMS, Ser 2014-ATLS, Cl AFX
3.600%, 07/01/2033	1,180	1,191
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.561%, 09/15/2017 (A) (B)	906	907
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (A)	1,129	1,129
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.855%, 02/15/2017 (A) (B)	1,390	1,392
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018 (B)	838	838
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	999	996
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.655%, 06/20/2017 (B)	1,075	1,075
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.606%, 10/20/2017 (B)	937	937
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.536%, 07/20/2019 (B)	1,159	1,159
GE Equipment Small Ticket, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (A)	929	929
GSAA Home Equity Trust, Ser 2006-5, Cl 2A3
0.425%, 03/25/2036 (B)	717	493
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	1,278	1,278
Navistar Financial Dealer Note Master Owner Trust II, Ser 2014- 1, Cl A
0.920%, 10/25/2019 (A) (B)	768	768
Starwood Retail Property Trust, Ser 2014, Cl A
1.376%, 11/15/2027	773	772

		16,075

Total Asset-Backed Securities (Cost $42,644) ($ Thousands)		42,597

Description	Face Amount (Thousands) (1)/Shares		Market Value ($ Thousands)
SOVEREIGN DEBT — 0.7%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	6,145	$2,201
Mexican Bonos
7.750%, 12/14/2017	MXN	48,963	3,628
Qatar Government International Bond
4.500%, 01/20/2022 (A)		355	391

Total Sovereign Debt (Cost $6,313) ($ Thousands)			6,220

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (B)		2,250	57

Total Preferred Stock (Cost $56) ($ Thousands)			57

TIME DEPOSITS — 9.4%
Brown Brothers Harriman
4.000%, 04/01/2014	ZAR	—	—
0.080%, 07/01/2014	EUR	15	18
0.055%, 10/01/2014	CAD	206	178
0.031%, 10/01/2014	GBP	—	—
0.030%, 01/01/2015		86,716	86,716
0.005%, 10/01/2014	HKD	—	—

Total Time Deposits (Cost $86,912) ($ Thousands)			86,912

U.S. TREASURY OBLIGATIONS — 66.4%
U.S.Treasury Bills (D)
0.020%, 02/05/2015		13,000	12,999
0.015%, 01/29/2015		8,000	8,000
0.005%, 01/22/2015		108,000	107,998
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017		14,653	15,709
2.500%, 07/15/2016 (F)		56,577	58,977
2.375%, 01/15/2017		9,086	9,532
2.125%, 01/15/2019		17,461	18,762
2.000%, 01/15/2016		14,550	14,765
1.875%, 07/15/2015		9,050	9,078
1.625%, 01/15/2018		28,437	29,776
0.125%, 04/15/2016		56,977	56,804
0.125%, 04/15/2017		79,473	79,536
0.125%, 04/15/2018		104,598	104,205
0.125%, 04/15/2019		86,058	85,110

Total U.S. Treasury Obligations (Cost $621,625) ($ Thousands)			611,251

Total Investments — 123.8% (Cost $1,134,566) ($ Thousands)††			$1,139,383

COMMON STOCK SOLD SHORT — (15.2)%

Consumer Discretionary — (7.2)%
Amazon.com, Cl A*	(7,700)		(2,390)
ANN*	(2,300)		(84)
Arctic Cat	(32,100)		(1,140)
bebe stores, Cl A	(233,100)		(511)
Big 5 Sporting Goods	(12,900)		(189)
Black Diamond*	(11,700)		(102)
Bob Evans Farms	(64,400)		(3,296)
Cabela’s*	(103,100)		(5,434)

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Callaway Golf	(83,800)	$(645)
CarMax*	(21,800)	(1,451)
Carmike Cinemas*	(6,700)	(176)
Charter Communications, Cl A*	(8,200)	(1,366)
Chuy’s Holdings*	(84,300)	(1,658)
CROCS*	(42,900)	(536)
Cumulus Media, Cl A*	(89,600)	(379)
Destination XL Group*	(54,700)	(299)
Dixie Group*	(70,900)	(650)
Dorman Products*	(6,000)	(290)
DreamWorks Animation SKG, Cl A*	(107,900)	(2,409)
Drew Industries*	(4,000)	(204)
EVINE Live*	(38,700)	(255)
Federal-Mogul Holdings, Cl A*	(7,300)	(117)
Ford Motor	(322,100)	(4,993)
Fox Factory Holding*	(41,900)	(680)
Fred’s, Cl A	(3,200)	(56)
Fuel Systems Solutions*	(117,000)	(1,280)
General Motors	(5,000)	(175)
GNC Holdings, Cl A	(21,300)	(1,000)
Gray Television*	(68,000)	(762)
Groupon, Cl A*	(391,500)	(3,234)
Harley-Davidson, Cl A	(29,500)	(1,944)
Johnson Controls	(10,400)	(503)
Lifetime Brands	(6,700)	(115)
M/I Homes*	(14,700)	(338)
Mattel	(60,600)	(1,875)
MDC Holdings	(30,200)	(799)
MGM Mirage*	(1,700)	(36)
Motorcar Parts & Accesories*	(12,500)	(389)
Movado Group	(26,600)	(754)
NACCO Industries, Cl A	(600)	(36)
NetFlix*	(5,600)	(1,913)
New Home*	(2,500)	(36)
Pep Boys-Manny Moe & Jack*	(44,200)	(434)
Pier 1 Imports	(84,100)	(1,295)
Pinnacle Entertainment*	(128,500)	(2,859)
Remy International	(4,700)	(98)
RetailMeNot*	(146,500)	(2,142)
Ryland Group	(34,700)	(1,338)
Scientific Games, Cl A*	(117,500)	(1,496)
SeaWorld Entertainment	(55,000)	(985)
Standard-Pacific*	(194,200)	(1,416)
Stoneridge*	(59,700)	(768)
Superior Industries International	(3,200)	(63)
Thor Industries	(23,700)	(1,324)
Town Sports International
Holdings	(70,200)	(418)
TRI Pointe Homes*	(206,700)	(3,152)
TripAdvisor*	(7,200)	(537)
UCP, Cl A*	(4,900)	(51)
Vitamin Shoppe*	(19,700)	(957)
VOXX International, Cl A*	(29,900)	(262)
William Lyon Homes, Cl A*	(9,400)	(191)
Wynn Resorts	(12,700)	(1,889)

		(66,174)

Financials — (0.8)%
Bancorp*	(46,600)	(507)
eHealth*	(98,400)	(2,452)
Ezcorp, Cl A*	(41,200)	(484)
Ocwen Financial*	(232,100)	(3,504)

Description	Shares	Market Value ($ Thousands)
Regional Management*	(24,700)	$(391)
TFS Financial	(10,800)	(161)

		(7,499)

Industrials — (1.6)%
Ameresco, Cl A*	(46,700)	(327)
American Science & Engineering, Cl A	(2,300)	(119)
Armstrong World Industries*	(7,000)	(358)
Barrett Business Services	(8,100)	(222)
Chart Industries*	(34,100)	(1,166)
Copa Holdings, Cl A	(17,800)	(1,845)
Hub Group, Cl A*	(13,800)	(526)
LMI Aerospace*	(19,500)	(275)
Manitowoc	(4,200)	(93)
Powell Industries	(9,300)	(457)
Power Solutions International*	(8,900)	(459)
PowerSecure International*	(146,800)	(1,710)
Scorpio Bulkers*	(149,000)	(294)
Shiloh Industries*	(3,200)	(50)
UTI Worldwide*	(447,800)	(5,405)
Wesco Aircraft Holdings*	(81,300)	(1,137)

		(14,443)

Information Technology — (3.8)%
Apple	(12,500)	(1,380)
Applied Micro Circuits*	(719,300)	(4,690)
Applied Optoelectronic*	(18,500)	(208)
Audience*	(27,600)	(122)
CalAmp*	(38,500)	(705)
CommScope Holding*	(50,400)	(1,151)
Cray*	(33,200)	(1,145)
CUI Global*	(13,300)	(99)
Digi International*	(7,700)	(71)
Dot Hill Systems*	(42,800)	(189)
Electro Scientific Industries	(36,000)	(279)
Entropic Communications*	(540,300)	(1,367)
Exar*	(38,500)	(393)
Extreme Networks*	(628,200)	(2,218)
Finisar*	(133,000)	(2,581)
Immersion*	(64,600)	(612)
Intevac*	(48,700)	(378)
Ixia*	(54,800)	(616)
JDS Uniphase*	(211,600)	(2,903)
Knowles*	(29,900)	(704)
Kopin*	(49,200)	(178)
MaxLinear, Cl A*	(24,600)	(182)
Maxwell Technologies*	(70,700)	(645)
Nanometrics*	(29,000)	(488)
NeoPhotonics*	(26,700)	(90)
Numerex, Cl A*	(4,600)	(51)
Procera Networks*	(248,700)	(1,788)
Radisys*	(35,800)	(84)
Silicon Graphics International*	(122,900)	(1,398)
SunEdison*	(245,300)	(4,786)
Ultratech *	(162,900)	(3,023)
Vitesse Semiconductor *	(53,900)	(204)

		(34,728)

Materials — (1.8)%
Advanced Emissions Solutions*	(76,900)	(1,753)
Allegheny Technologies	(7,900)	(275)
AM Castle*	(38,000)	(303)

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
American Vanguard, Cl B	(296,500)	$(3,445)
Axiall	(29,300)	(1,244)
Carpenter Technology	(19,800)	(975)
Coeur Mining*	(148,900)	(761)
H.B. Fuller	(32,600)	(1,452)
Horsehead Holding*	(16,300)	(258)
Koppers Holdings	(12,900)	(335)
Louisiana-Pacific*	(338,000)	(5,597)
LSB Industries*	(6,500)	(204)

		(16,602)

Total Common Stock Sold Short (Proceeds ($143,634)) ($ Thousands)		(139,446)

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate**	8	Feb-2015	$(92)
Coffee ‘C’**	132	Mar-2015	(1,099)
Copper**	70	Mar-2015	(174)
Corn**	101	Dec-2015	(5)
Corn**	619	Mar-2015	376
Cotton No. 3**	(82)	Mar-2015	(61)
Crude Oil**	(19)	May-2015	43
Crude Oil**	(78)	Nov-2015	37
Crude Oil**	70	Nov-2016	(24)
E-MINI MSCI AEFE Index	(161)	Mar-2015	(123)
Feeder Cattle**	(42)	Mar-2015	66
Gasoline RBOB**	165	Mar-2015	(1,960)
Gold 100oz**	136	Feb-2015	31
Heating Oil**	71	Feb-2015	(629)
Lean Hogs**	(139)	Apr-2015	42
Lean Hogs**	105	Feb-2015	(413)
Lean Hogs**	129	Jun-2015	—
Live Cattle**	58	Feb-2015	(132)
LME Aluminum**	158	Mar-2015	(469)
LME Lead**	42	Mar-2015	(169)
LME Nickel**	158	Mar-2015	(1,322)
LME Zinc**	158	Mar-2015	(167)
Natural Gas**	494	Feb-2015	(3,611)
Palladium**	107	Mar-2015	251
Platinum**	132	Apr-2015	(186)
S&P 500 Index EMINI	(150)	Mar-2015	(458)
Silver 5,000oz**	140	Mar-2015	(105)
Soybean Meal**	120	Mar-2015	(83)
Soybean Oil Future**	223	Mar-2015	(4)
Soybean**	19	Mar-2015	(25)
Soybean**	(157)	Nov-2015	133
Sugar #11**	410	Feb-2015	(711)
U.S. 10-Year Treasury Note	(232)	Mar-2015	(183)
U.S. 2-Year Treasury Note	(18)	Mar-2015	5
U.S. 5-Year Treasury Note	(110)	Mar-2015	(3)
U.S. Long Treasury Bond	(32)	Mar-2015	(142)
U.S. Ultra Long Treasury Bond	22	Mar-2015	182
Wheat**	349	Mar-2015	532

			$(10,652)

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Lists of the reverse repurchase agreements outstanding as of December 31, 2014 were as follows:

Principal Amount ($ Thousands)	Counterparty	Value Thousands)
$(37,595)	JP M organ, 0.20%	$(37,595)
(23,394)	Bank of America, 0.32%	(23,394)
(17,016)	Barclays Capital, 0.14%	(17,016)
(16,256)	JP M organ, 0.15%	(16,256)
(14,776)	Bank of America, 0.23%	(14,776)
(14,238)	JP M organ, 0.14%	(14,238)
(14,062)	Barclays Capital, 0.09%	(14,062)
(8,355)	Bank of America, 0.25%	(8,355)
(6,898)	Bank of America, 0.23%	(6,898)
(4,789)	Bank of America, 0.15%	(4,789)
(4,563)	Bank of America, 0.17%	(4,563)
(3,027)	Barclays Capital, 0.12%	(3,027)

		$(164,969)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/5/15	USD	2,294	BRL	6,092	$(6)
1/5/15-5/3/21	BRL	12,183	USD	4,650	88
1/9/15	EUR	8,540	USD	10,648	314
1/14/15	CAD	4,697	USD	4,135	81
1/15/15	MXP	118,148	USD	8,411	403
1/15/15	USD	4,766	MXP	65,331	(338)
1/23/15	JPY	248,774	USD	2,079	4
1/23/15	USD	2,082	JPY	248,896	(6)
1/27/15	GBP	201	USD	316	3
1/27/15	USD	123	GBP	78	(1)
1/30/15	AUD	8,370	USD	6,931	98

					$640

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
BNP Paribas	(3,633)	3,684	$51
Brown Brothers Harriman	(436)	438	2
Credit Suisse First Boston	(3,632)	3,694	62
Goldman Sachs	(18,701)	19,394	693
HSBC	(193)	198	5
JPMorgan Chase Bank	(6,329)	6,413	84
Royal Bank of Scotland	(12,522)	12,266	(256)
UBS	(1)	—	(1)

			$640

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

A list of open OTC swap agreements held by the Fund at December 31, 2014, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	SELL	3.00	12/20/2017	(550)	$28
Credit Suisse	Kohl’S Corporation	SELL	1.00	6/20/2019	(471)	8
Credit Suisse	Kohl’S Corporation	SELL	1.00	6/20/2019	(190)	3
Credit Suisse	Kohl’S Corporation	SELL	1.00	6/20/2019	(192)	3
Credit Suisse	Kohl’S Corporation	SELL	1.00	6/20/2019	(276)	5
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	9/20/2017	(500)	15

						$62

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3 Month USD - LIBOR	04/12/42	2,790	$(97)

A list of open Centrally Cleared swap agreements held by the Fund at December 31, 2014, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Morgan Stanley	CDX.NA.HY. 21 V1	BUY	5.00	12/20/18	2,856	$(112)
Morgan Stanley	CDX.NA.IG. 22 V1	BUY	1.00	06/20/19	8,590	(46)
Morgan Stanley	CDX.NA.IG. 23 V1	SELL	1.00	12/20/19	(20,390)	(1)

						$(159)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	USD 3 Month LIBOR	3.31%	05/06/34	1,510	$173
Morgan Stanley	4.63%	3-Month NZD -BKBM	09/25/24	4,260	(180)
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/24	3,090	138
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/24	2,060	98
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/24	2,570	(125)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/24	4,100	(134)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24	1,990	70
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24	3,980	(140)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24	3,520	(189)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24	2,310	(153)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24	2,630	(201)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/21	2,100	(33)
Morgan Stanley	3-Month USD - LIBOR	1.75%	10/31/19	4,860	13
Morgan Stanley	3-Month USD - LIBOR	1.94%	10/07/19	5,960	79
Morgan Stanley	1.99%	3 Month CAD-CDOR	10/03/19	7,800	(87)
Morgan Stanley	3-Month NZD - BKBM	4.39%	09/25/19	6,340	149
Morgan Stanley	3-Month USD - LIBOR	1.70%	07/02/19	1,900	1
Morgan Stanley	1.16%	3-Month USD - LIBOR	12/18/17	2,580	8
Morgan Stanley	0.54%	3-Month USD - LIBOR	05/06/16	56,710	10

					$(503)

For the period ended December 31, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

Percentages are based on Net Assets of $920,189 ($ Thousands).

*	Non-income producing security.

**	Future is held by Inflation Commodity Strategy Subsidiary, Ltd. as of December 31, 2014.

†	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on December 31, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or portion thereof, is held by Inflation Commodity Strategy Subsidiary, Ltd. as of December 31, 2014.

(F)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.

(1)	In U.S. Dollars unless otherwise indicated.

AUD — Australian Dollar

BKBM — New Zealand Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBS — Commercial Mortgage Backed Security

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation FNMA — Fannie Mae

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXP — Mexican Peso

NZD — New Zealand Dollar

OTC — Over The Counter

S&P — Standard & Poor’s

Ser — Series

USD — United States Dollar

††	At December 31, 2014, the tax basis cost of the Fund’s investments was $1,134,566 ($ Thousands), and the unrealized appreciation and depreciation were $27,863 ($ Thousands) and ($23,046) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$275,690	$—	$—	$275,690
Corporate Obligations	—	72,832	—	72,832
Mortgage-Backed Securities	—	43,824	—	43,824
Asset-Backed Securities	—	42,597	—	42,597
Sovereign Debt	—	6,220	—	6,220
Preferred Stock	—	57	—	57
Time Deposits	—	86,912	—	86,912
U.S. Treasury Obligations	—	611,251	—	611,251

Total Investments in Securities	$275,690	$863,693	$—	$1,139,383

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(139,446)	$—	$—	$(139,446)

Total Securities Sold Short	$(139,446)	$—	$—	$(139,446)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase
Agreements	$(164,969)	$—	$—	$(164,969)
Futures Contracts*
Unrealized Appreciation	1,698	—	—	1,698
Unrealized Depreciation	(12,350)	—	—	(12,350)
Forwards*
Unrealized Appreciation	—	991	—	991
Unrealized Depreciation	—	(351)	—	(351)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	62	—	62
Interest Rate Swaps*
Unrealized Appreciation	—	(97)	—	(97)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(159)	—	(159)
Interest Rate Swaps*
Unrealized Appreciation	—	739	—	739
Unrealized Depreciation	—	(1,242)	—	(1,242)

Total Other Financial Instruments	$(175,621)	$(57)	$—	$(175,678)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2014

As of December 31, 2014, the Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $             Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives				327,643	327,643
Maximum potential amount of future payments				20,390,000	20,390,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]					—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event					—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100			22,685,529			22,685,529
101 - 200						—
201 - 300						—
301 - 400						—
Greater than 150						—

Total	—	—	22,685,529	—	—	22,685,529

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2014

Description		Face Amount (1) (Thousands) /Shares	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 11.1%

Agency Mortgage-Backed Obligations — 11.1%
FHLMC
2.500%, 5/27/2016		25,313	$26,028
FNMA TBA
3.500%, 1/1/2041		6,494	6,769
FNMA
5.250%, 9/15/2016		23,557	25,388
3.000%, 7/1/2043 to 10/1/2043		3,557	3,604

Total Mortgage-Backed Securities (Cost $61,567) ($ Thousands)			61,789

SOVEREIGN DEBT — 3.6%

Sovereign Debt — 3.6%
Bundesrepublik Deutschland
3.250%, 7/4/2042	EUR	2,995	5,218
Canadian Government Bond
1.500%, 6/1/2023	CAD	5,435	4,621
United Kingdom Gilt Inflation
Linked	GBP
2.750%, 9/7/2024		5,990	10,162

Total Sovereign Debt (Cost $19,029) ($ Thousands)			20,001

FOREIGN COMMON STOCK — 3.4%

Brazil — 0.1%
Petroleo Brasileiro, Cl A ADR		53,760	392

China — 3.3%
Anhui Gujing Distillery, Cl B		138,066	424
Bengang Steel Plates, Cl B		1,308,375	504
Changchai, Cl B		168,892	111
China Fangda Group, Cl B		893,798	579
China Merchants Property Development, Cl B		98,167	252
China National Accord Medicines, Cl B		12,493	58
CSG Holding		427,502	315
Dalian Refrigeration, Cl B		128,293	117
Danhua Chemical Technology, Cl B*		659,301	349
Dazhong Transportation Group, Cl B		683,101	611
Dongxu Optoelectronic Technology, Cl B*		342,360	270
Double Coin Holdings, Cl B		440,858	340
Eastern Communications, Cl B		794,603	458
Fiyta Holdings, Cl B		132,810	123
Foshan Electrical and Lighting, Cl B		553,874	476
Greattown Holdings, Cl B*		733,680	389
Guangdong Electric Power Development, Cl B		436,301	345
Guangdong Provincial Expressway Development*		931,689	417
Huadian Energy, Cl B*		444,200	195
Huangshan Tourism Development, Cl B		360,432	584
Hubei Sanonda, Cl B		43,006	51
Hunan Tyen Machinery, Cl B*		861,082	365

Description		Shares/ Face Amount (1) ( Thousands)	Market Value ($ Thousands)
INESA Electron, Cl B*		265,209	$147
Jiangling Motors, Cl B		9,805	39
Jinshan Development & Construction, Cl B*		341,107	223
Konka Group, Cl B		463,900	199
Lao Feng Xiang, Cl B		135,210	403
Shandong Chenming Paper Holdings, Cl B		944,591	510
Shang Gong Group, Cl B*		813,305	551
Shanghai Baosight Software, Cl B		82,402	207
Shanghai Chlor-Alkali Chemical, Cl B		923,881	504
Shanghai Dajiang Food Group, Cl B*		1,148,197	470
Shanghai Diesel Engine, Cl B		654,220	490
Shanghai Dingli Technology Development Group, Cl B		415,993	285
Shanghai Haixin Group, Cl B*		982,233	580
Shanghai Highly Group, Cl B Shanghai Jinjiang International		563,126	323
Hotels Development		302,608	582
Shanghai Jinjiang International Industrial Development, Cl B		168,628	210
Shanghai Kaikai Industrial, Cl B		551,914	503
Shanghai Lujiazui Finance & Trade Zone Development, Cl B		238,315	624
Shanghai Material Trading, Cl B*		558,930	318
Shanghai Outer Gaoqiao, Cl B		201,502	427
Shanghai Potevio, Cl B*		592,556	466
Shanxi Guoxin Energy, Cl B*		186,458	397
Shenzhen Properties & Resources Development Group, Cl B		46,900	40
Shenzhen SEG, Cl B*		810,155	360
Shenzhen Textile Holdings, Cl B*		61,654	48
Tianjin Marine Shipping, Cl B*		1,569,496	799
Weifu High-Technology Group, Cl B		46,268	158
Wuxi Little Swan, Cl B		66,093	108
Yantai Changyu Pioneer Wine, Cl B		174,747	577
Zhonglu, Cl B		412,483	716

			18,597

Total Foreign Common Stock (Cost $15,822) ($ Thousands)			18,989

PREFERRED STOCK — 0.9%

Financials † — 0.9%
Apartment Investment &
Management		51,000	1,332
Hersha Hospitality Trust		49,075	1,249
Pebblebrook Hotel Trust		54,050	1,370
Sabra Health Care		43,875	1,191

Total Preferred Stock (Cost $4,950) ($ Thousands)			5,142

TIME DEPOSITS — 74.0%
Brown Brothers Harriman
1.901%, 1/2/2015	AUD	—	—
0.055%, 1/2/2015	CAD	51	44

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2014

Description		Face Amount (1) (Thousands) /Contracts	Market Value ($ Thousands)
0.031%, 1/2/2015	GBP	69	$107
0.030%, 1/2/2015		410,916	410,916
0.005%, 1/2/2015	HKD	—	—
-0.080%, 1/2/2015	EUR	422	511

Total Time Deposits (Cost $411,578) ($ Thousands)			411,578

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29		530	758
3.625%, 04/15/28		435	597
3.375%, 04/15/32		201	285
2.625%, 07/15/17		465	520
2.500%, 07/15/16		640	675
2.500%, 01/15/29		498	618
2.375%, 01/15/17		432	454
2.375%, 01/15/25		801	1,033
2.375%, 01/15/27		516	617
2.125%, 01/15/19		467	502
2.125%, 02/15/40		273	354
2.125%, 02/15/41		346	452
2.000%, 01/15/16		483	490
2.000%, 01/15/26		641	735
1.875%, 07/15/19		610	655
1.750%, 01/15/28		515	583
1.625%, 01/15/18		508	532
1.375%, 07/15/18		546	572
1.375%, 01/15/20		643	675
1.375%, 02/15/44		629	711
1.250%, 07/15/20		989	1,038
1.125%, 01/15/21		1,131	1,175
0.750%, 02/15/42		610	592
0.625%, 07/15/21		1,201	1,216
0.625%, 01/15/24		1,362	1,367
0.625%, 02/15/43		450	423
0.375%, 07/15/23		1,374	1,348
0.125%, 04/15/16		1,330	1,325
0.125%, 04/15/17		1,497	1,498
0.125%, 04/15/18		1,664	1,658
0.125%, 04/15/19		1,336	1,321
0.125%, 01/15/22		1,326	1,290
0.125%, 07/15/22		1,368	1,333
0.125%, 01/15/23		1,363	1,329
0.125%, 07/15/24		1,238	1,192

U.S. Treasury Bonds
3.625%, 08/15/43		8,060	9,478

Total U.S. Treasury Obligations (Cost $37,603) ($ Thousands)			39,401

Total Investments — 100.1% (Cost $550,549) ($ Thousands)‡‡			$556,900

WRITTEN OPTIONS* †† — (0.1)%
Brazillian Real Call, Expires: 10/17/15, Strike Price:
$3.0092, Expires 10/17/15		(16,235,000)	(613)

Total Written Options (Proceeds $492) ($Thousands)			(613)

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
90-Day Euro$	(930)	Dec-2015	$10
90-Day Euro$	1,860	Dec-2016	70
90-Day Euro$	(930)	Dec-2017	(111)
Euro-Buxl 30 Year Bond	27	Mar-2015	236
FTSE China A50 Index	(778	Jan-2015	(951)
MSCI EAFE Index E-MINI	279	Mar-2015	(316)
S&P 500 Index E-MINI	293	Mar-2015	394
S&P TSE 60 Index	19	Mar-2015	133
U.S. Ultra Long Treasury Bond	173	Mar-2015	443

			$(92)

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/5/15-3/18/15	BRL	27,116	USD	9,898	$(154)
1/5/15-3/18/15	USD	6,196	BRL	16,948	91
3/18/15	CAD	6,869	USD	5,960	38
3/18/15	EUR	4,445	USD	5,489	108
3/18/15	JPY	9,416	USD	78	(1)
3/18/15	MXP	124,094	USD	8,352	(28)
3/18/15	USD	4,250	CAD	4,858	(62)
3/18/15	USD	6,897	MXP	100,992	(77)
3/18/15-5/10/21	GBP	6,324	USD	10,004	151

					$66

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclay’s Capital	3/18/15	(1,007)	984	$(24)
BNP Paribas	3/18/15	(11,195)	11,151	(44)
Brown Brothers Harriman	3/18/15-5/10/21	(535)	525	(10)
Citigroup	3/18/15	(6,370)	6,507	137
Credit Suisse First Boston	3/18/15	(4,311)	4,392	80
Deutsche Bank	3/18/15	(11,430)	11,460	30
Goldman Sachs	1/5/15-3/18/15	(18,722)	18,554	(168)
JPMorgan Chase Bank	3/18/15	(1,831)	1,853	21
Royal Alliance Associates	1/5/15	(1,609)	1,652	44

				$66

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2014

A list of open OTC swap agreements held by the Fund at December 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Depreciation ($ Thousands)
Deutsche Bank	CM BX.NA.BB.6 INDEX	SELL	5.00	05/11/63		(5,340)	$(10)
Morgan Stanley	ITRAXX- JAPAN 21.V1-5Y INDEX	BUY	1.00	06/20/19	JPY	1,470,100	(9)

							$(19)

A list of open Centrally cleared swap agreements held by the Fund at December 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	CDX.NA.IG,23.V1-5Y INDEX	SELL	1.00	06/20/19	(1,070)	$(2)
Morgan Stanley	CDX.NA.IG,23.V1-5Y INDEX	SELL	1.00	12/20/19	(1,040)	(2)
Morgan Stanley	CDX.NA.IG,23.V1-5Y INDEX	SELL	1.00	12/20/19	(430)	(1)
Morgan Stanley	CDX.NA.IG,23.V1-5Y INDEX	SELL	1.00	12/20/19	(1,980)	(8)
Morgan Stanley	CDX.NA.IG,23.V1-5Y INDEX	SELL	1.00	12/20/19	(910)	15

						$2

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	6-Month GBP - LIBOR	2.37%	12/12/44	GBP	530,000	$26
Morgan Stanley	6-Month JPY - LIBOR	1.27%	12/09/34	JPY	85,490,000	18
Morgan Stanley	6-Month JPY - LIBOR	1.29%	11/27/34	JPY	213,910,000	54
Morgan Stanley	6-Month JPY - LIBOR	1.30%	11/21/34	JPY	94,640,000	26
Morgan Stanley	6-Month JPY - LIBOR	1.36%	11/14/34	JPY	145,170,000	54
Morgan Stanley	6-Month JPY - LIBOR	1.26%	11/06/34	JPY	152,500,000	32
Morgan Stanley	3-Month CAD - CDOR	2.41%	12/04/24	CAD	1,850,000	22
Morgan Stanley	3-Month CAD - LIBOR	2.45%	11/24/24	CAD	3,490,000	54
Morgan Stanley	3-Month CAD - LIBOR	2.49%	11/19/24	CAD	1,470,000	28
Morgan Stanley	3-Month CAD - LIBOR	2.49%	11/12/24	CAD	2,290,000	44
Morgan Stanley	3-Month CAD - LIBOR	2.50%	11/03/24	CAD	3,400,000	68
Morgan Stanley	3-Month USD - LIBOR	3.63%	09/17/24		13,500,000	456
Morgan Stanley	2.00%	6-Month EUR - LIBOR	09/17/24	EUR	10,400,000	(472)
Morgan Stanley	3-Month CAD - LIBOR	2.49%	08/26/24	CAD	1,830,000	41
Morgan Stanley	1.97%	6-Month EUR - LIBOR	08/19/24	EUR	9,900,000	(446)
Morgan Stanley	3-Month USD - LIBOR	3.51%	08/19/24		13,300,000	388

						$393

For the period ended December 31, 2014, the total amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $556,465 ($ Thousands) (1) In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

†	Real Estate Investment Trust

††	For the period ended December 31, 2014, the total amount of open purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dealer Offered Rate

Cl — Class

EAFE — Europe, Austalasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2014

MSCI — Morgan Stanley Capital International

MXP — Mexican Peso

OTC — Over The Counter

S&P — Standard & Poor’s

TBA — To Be Announced

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

‡‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $550,549 ($ Thousands), and the unrealized appreciation and depreciation were $6,821 ($ Thousands) and ($470) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$61,789	$—	$61,789
Sovereign Debt	—	20,001	—	20,001
Foreign Common Stock	18,587	402	—	18,989
Preferred Stock	—	5,142	—	5,142
Time Deposits	—	411,578	—	411,578
U.S. Treasury Obligations	—	39,401	—	39,401

Total Investments in Securities	$18,587	$538,313	$—	$556,900

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(613)	$—	$—	$(613)
Futures Contracts*
Unrealized Appreciation	1,286	—	—	1,286
Unrealized Depreciation	(1,378)	—	—	(1,378)
Forwards*
Unrealized Appreciation	—	388	—	388
Unrealized Depreciation	—	(322)	—	(322)
OTC Swaps*
Credit Default Swaps
Unrealized Depreciation	—	(19)	—	(19)
Centrally Cleared Swaps*
Credit Default Swaps
Unrealized Appreciation	—	15	—	15
Unrealized Depreciation	—	(13)	—	(13)
Interest Rate Swaps
Unrealized Appreciation	—	1,311	—	1,311
Unrealized Depreciation	—	(918)	—	(918)

Total Other Financial Instruments	$(705)	$442	$—	$(263)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of December 31, 2014, the Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $10.8 Million and is the buyer (“receiving protection”) on a total notional amount of JPY 1,470,100 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives			23,199	89,294	112,493
Maximum potential amount of future payments			5,340,000	5,430,000	10,770,000
Recourse provisions with third parties to recover an amounts paid under the credit derivative (including any purchased credit protection) [1]
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2014

but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100				5,430,000		5,430,000
101 - 200					5,340,000	5,340,000
201 - 300						—
301 - 400						—
Greater than 150						—

Total	—	—	—	5,430,000	5,340,000	10,770,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Long/Short Alternative Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 8.9%
iShares iBoxx High Yield
Corporate Bond ETF	14,780	$1,324
iShares iBoxx Investment Grade
Corporate Bond ETF	11,373	1,358

Total Exchange Traded Funds (Cost $2,693) ($ Thousands)		2,682

Total Investments — 8.9% (Cost $2,693) ($ Thousands) ‡		$2,682

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MSCI EAFE E-MINI Index	(66)	Mar-2015	$(45)
MSCI EAFE E-MINI Index	28	Mar-2015	(36)
NASDAQ 100 E-MINI	20	Mar-2015	(20)
S&P Mid 400 Index E-MINI	51	Mar-2015	(1)
U.S. Dollar Index	68	Mar-2015	55
U.S. Long Treasury Bond	(10)	Mar-2015	(3)

			$(50)

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $30,296 ($ Thousands).

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poor’s

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $2,693 ($ Thousands), and the unrealized appreciation and depreciation were $55 ($ Thousands) and ($66) ($ Thousands), respectively.

As of December 31, 2014, all of the Fund’s investments were considered Level 1of the fair value hierarchy, in accordance with the authoritative guidance under GAAP.

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,682	$—	$—	$2,682

Total Investments in Securities	$2,682	$—	$—	$2,682

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$55	$—	$—	$55
Unrealized Depreciation	(105)	—	—	(105)

Total Other Financial Instruments	$(50)	$—	$—	$(50)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2014

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 27, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: February 27, 2015